As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-56073

================================================================================


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                      POST-EFFECTIVE AMENDMENT NO. 11                        [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                                   CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions..........................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions......................................................................................Surrender (Redemption)
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information......................................................Calculations of Performance
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant................................................................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9


                  The date of this prospectus is May 1, 2003.


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Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
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The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AIM VARIABLE INSURANCE FUNDS, INC.
o    AIM V.I. International Growth Fund: Series I Shares


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II




DREYFUS

o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares

o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class


FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o    VIP III Value Strategies Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 1


GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

o    Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
     Fund: Class I)*
o    Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
o Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund)
o Gartmore GVIT Emerging Markets Fund: Class III (formerly, Gartmore NSAT Emerging Markets Fund)+
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III+ (formerly, Gartmore NSAT Global Technology and Communications Fund)
o    Gartmore GVIT Global Utilities Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
o    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund: Class III (formerly, Gartmore NSAT International Growth Fund)+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o    Gartmore GVIT Nationwide(R)Fund: Class I (formerly, GVIT Total Return Fund:
     Class I)
o    Gartmore GVIT Nationwide Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund)
o    GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value
     Fund)
o    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
     Fund)
o J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)*
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT Multi Sector Bond Fund: Class I)*


JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio

o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid-Cap Growth Portfolio: Class I
o    AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS


VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

o    Emerging Markets Debt Portfolio: Class I International Magnum Portfolio:
     Class I
o    U.S. Real Estate Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:


GARTMORE VARIABLE INSURANCE TRUST

o    Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Nationwide GVIT Strategic Value Fund: Class I (formerly, Nationwide Strategic Value Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o   VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

o    Mid Cap Growth Portfolio: Class I


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
     Portfolio)
o    International Focus Portfolio (formerly, International Equity Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)


JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Initial Class


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

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The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 57.

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For general information or to obtain FREE copies of the:

o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; and
o    Nationwide's privacy statement,


call:         1-800-848-6331
        TDD   1-800-238-3035


or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:
                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................


TABLE OF CONTENTS.............................................


CONTRACT EXPENSES.............................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................
SECURITY DISTRIBUTORS, INC....................................

TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Investment Only (Qualified Plans)
     Individual Retirement Annuities (IRAs)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     CDSC Options and Charges
     Optional Death Benefit

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan


LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default


ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
       Individual Retirement Annuities, SEP IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................


ADVERTISING ................................................


SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

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                       CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                              1
(as a percentage of purchase payments surrendered)......................................................................      7%
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                                                                                                                                2
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25
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MAXIMUM SHORT TERM TRADING FEE
(as a percentage of transaction amount)..................................................................................     1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 3
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE...............................................................................     $15
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VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

4 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.


------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   2
FIVE-YEAR CDSC OPTION....................................................................................................     0.15%
Total Variable Account Charges (including this option only)..............................................................     1.25%
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CDSC WAIVER OPTIONS
An applicant may purchase one or more of the following CDSC options.
                                                                                                                                   3
     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER..........................................................     0.10%
     Total Variable Account Charges (including this option only).........................................................     1.20%

     10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)..........................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.15%

     HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)........................................................     0.15%
     Total Variable Account Charges (including this option only).........................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT OPTIONS
An applicant may purchase one or both of the available death benefit options as a replacement for the standard death benefit.

     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT.............................................................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.15%

     OPTIONAL 5% ENHANCED DEATH BENEFIT..................................................................................     0.10%
     Total Variable Account Charges (including this option only).........................................................     1.20%
------------------------------------------------------------------------------------------------------------------------------------

-----------------

1 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

2    Range of Five-Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

     For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

3 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.10%

Five-Year CDSC Option....................................................................................................     0.15%

Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%

10 Year and Disability Waiver for Tax Sheltered Annuities................................................................     0.05%

Hardship Waiver for Tax Sheltered Annuities..............................................................................     0.15%

Optional One-Year Step Up Death Benefit..................................................................................     0.05%

Optional 5% Enhanced Death Benefit.......................................................................................     0.10%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     1.70%
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  1.71%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------



The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT Dreyfus GVIT International Value Fund: Class III
o    GVIT Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT Gartmore GVIT Global Utilities Fund: Class III
o    GVIT Gartmore GVIT International Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o    GVIT Turner Growth Focus Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule;

o a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and

o the total variable account charges associated with the most expensive combination of optional benefits (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.71%)        969    1,646  2,257   3,958    374   1,136   1,917   3,958     *    1,136   1,917    3,958
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        818    1,196  1,516   2,525    223    686    1,176   2,525     *     686    1,176    2,525
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS
The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant." The contracts can be categorized as:

o    Charitable Remainder Trusts;
o    Investment Only (Qualified Plan);
o    Individual Retirement Annuities (IRAs);
o    Non-Qualified Contract;
o    Roth IRAs;
o    Simplified Employee Pension (SEP IRAs);
o    Simple IRA;
o    Tax Sheltered Annuities; and


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.



MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
Investment only           $1,000              $0
(Qualified Plan)
-------------------- ----------------- ------------------
IRA                       $1,000              $0
-------------------- ----------------- ------------------
Non-Qualified             $1,000              $0
-------------------- ----------------- ------------------
Roth IRA                  $1,000              $0
-------------------- ----------------- ------------------
SEP IRA                   $1,000              $0
-------------------- ----------------- ------------------
Simple IRA                $1,000              $0
-------------------- ----------------- ------------------
Tax Sheltered               $0                $25
Annuity
-------------------- ----------------- ------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:


---------------------------- ------------- ------------
                               CONTRACT      CHARGE
          OPTION                 TYPE
---------------------------- ------------- ------------
Five Year CDSC                   All          0.15%
---------------------------- ------------- ------------
Additional Withdrawal            All          0.10%
Without Charge and
Disability Waiver
---------------------------- ------------- ------------
10 Year and Disability           Tax          0.05%
Waiver                        Sheltered
                              Annuities
---------------------------- ------------- ------------
Hardship Waiver                  Tax          0.15%
                              Sheltered
                              Annuities
---------------------------- ------------- ------------

Two optional death benefits are available under the contract. Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


SECURITY DISTRIBUTORS, INC.


The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS


Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:


1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.


While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INVESTMENT ONLY (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
o    minimum participation rules;
o    top-heavy contribution rules;
o    nondiscriminatory allocation rules; and
o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.


Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.
o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.
o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------------- ---------------------
  Number of Completed Years from            CDSC
     Date of Purchase Payment            Percentage
----------------------------------- ---------------------
                0                            7%
----------------------------------- ---------------------
                1                            7%
----------------------------------- ---------------------
                2                            6%
----------------------------------- ---------------------
                3                            5%
----------------------------------- ---------------------
                4                            4%
----------------------------------- ---------------------
                5                            3%
----------------------------------- ---------------------
                6                            2%
----------------------------------- ---------------------
                7                            0%
----------------------------------- ---------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.


For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.


If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.



CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
                0                        7%
----------------------------------------------------
                1                        7%
----------------------------------------------------
                2                        6%
----------------------------------------------------
                3                        4%
----------------------------------------------------
                4                        2%
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

1)   the contract owner has been the owner of the contract for 10 years; and

2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

OPTIONAL DEATH BENEFITS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

o    the third contract anniversary has passed; and

o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

o the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.


Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
Investment only           $1,000              $0
(Qualified Plan)
-------------------- ----------------- ------------------
IRA                       $1,000              $0
-------------------- ----------------- ------------------
Non-Qualified             $1,000              $0
-------------------- ----------------- ------------------
Roth IRA                  $1,000              $0
-------------------- ----------------- ------------------
SEP IRA                   $1,000              $0
-------------------- ----------------- ------------------
Simple IRA                $1,000              $0
-------------------- ----------------- ------------------
Tax Sheltered               $0                $25
Annuity
-------------------- ----------------- ------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.


Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;


c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option


Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.


Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.



TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.

State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.


MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS


Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.


GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Federated GVIT High Income Bond Fund: Class I, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT - Gartmore GVIT Money Market Fund: Class I.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and
3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Annuities.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of a material nature.


The general distributor, SDI, is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.70% (the maximum variable account charges if the most expensive optional benefits are chosen), a Contract Maintenance Charge of $15, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.10%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. International             N/A            N/A        -24.75%      05/01/02
Growth Fund: Series I Shares
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.99%         -3.90%         -3.19%      11/03/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -27.90%         -5.37%         -5.31%      11/03/97
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century            N/A            N/A        -26.08%      05/01/02
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century            N/A            N/A        -26.79%      05/01/02
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -20.81%          0.00%          0.46%      11/03/97
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -40.50%        -11.45%        -11.79%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -27.47%         -9.39%        -10.54%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -30.39%         -3.62%         -2.98%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A        -30.13%      05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -35.74%         -7.36%         -7.08%      11/03/97
Shares
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -29.72%         -4.52%         -3.93%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -24.56%         -1.97%         -1.57%      11/03/97
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:         -0.35%            N/A          2.57%      05/03/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -24.82%         -3.56%         -2.99%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -36.89%         -3.98%         -4.02%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   -5.94%        -10.16%         -9.95%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -27.88%         -7.70%         -7.95%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                        N/A            N/A        -29.01%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               -17.89%         -0.06%         -0.36%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -29.31%        -10.13%         -9.39%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class              N/A            N/A        -31.65%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -                  N/A            N/A        -27.77%      05/01/02
Templeton Foreign Securities Fund: Class 1
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                              -32.26%         -8.00%         -7.74%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -23.27%          1.53%          1.16%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                   -6.33%         -2.48%         -2.16%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -23.20%            N/A        -20.63%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                     N/A            N/A        -31.08%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III            N/A            N/A        -19.05%      01/25/02
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III               N/A            N/A        -22.52%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -48.39%            N/A        -57.59%      10/02/00
Class I
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology Communications Fund:               N/A            N/A        -34.60%      05/01/02
Class III
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III                     N/A            N/A        -27.22%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      1.30%          3.46%          3.54%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -35.53%        -16.28%        -15.55%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -31.31%            N/A        -32.07%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III                 N/A            N/A        -28.66%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -8.91%            N/A         -9.69%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                 -13.07%            N/A        -13.60%      12/21/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -18.05%            N/A        -18.42%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -22.61%            N/A        -22.63%      12/21/01
Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -26.19%            N/A        -26.11%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -43.12%         -8.17%         -7.86%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -8.15%          0.28%          0.29%      10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                        -25.41%         -5.81%         -5.39%     11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                   N/A            N/A        -16.14%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                  N/A            N/A        -31.32%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -32.49%         -8.54%         -8.39%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -39.71%            N/A         -3.54%      05/03/99
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class                               -34.11%          1.42%          0.78%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -25.12%          0.36%         -0.74%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -20.53%         -5.57%         -5.35%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -32.46%         -9.28%         -9.08%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -48.46%            N/A        -54.84%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                           N/A            N/A        -31.25%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                 -2.41%          0.24%          0.26%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -23.84%            N/A        -23.58%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service          -46.70%            N/A        -42.61%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II            N/A            N/A        -34.91%      05/01/02
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -32.83%            N/A        -27.25%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service            N/A            N/A        -28.91%      05/01/02
II Shares
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -33.46%         -1.55%         -0.67%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -36.10%         -2.40%          0.70%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -31.35%         -7.44%         -7.25%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -34.68%         -5.43%         -6.49%      11/03/97
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -33.83%         -1.30%         -1.82%          11/03/97
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -29.51%            N/A        -19.47%          05/01/00
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -26.46%         -7.01%         -6.56%          11/03/97
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -33.80%            N/A        -17.59%          05/01/00
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets           -0.43%          0.22%          0.92%          11/03/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - International Magnum          N/A            N/A        -25.33%          05/01/02
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -37.76%            N/A        -32.29%          05/01/00
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate          -10.00%            N/A         -0.30%          09/21/00
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets      -11.93%        -10.19%        -12.83%          11/03/97
Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -11.87%         -8.31%        -10.56%          11/03/97
------------------------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC


------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. International         -21.88%         -5.08%           3.02%    05/05/93
Growth Fund: Series I Shares
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -25.28%         -2.16%          -0.54%    10/30/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.20%         -3.68%           2.03%    05/02/94
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.20%         -3.68%          -2.03%    05/02/94
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -28.35%            N/A         -20.87%    05/01/01
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -19.07%          1.95%           2.62%    05/01/96
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -38.88%         -9.65%          -6.30%    09/30/96
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -25.77%         -7.53%          -3.20%    06/30/95
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -28.71%         -1.81%          -0.91%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A         -28.59%    05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial         -34.09%         -5.66%           5.80%    10/06/93
Shares
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:  Initial Shares                     -28.03%         -2.81%           7.64%    09/29/89
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio.:         -22.84%         -0.23%           8.89%    04/05/93
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:          1.65%            N/A           4.47%    04/22/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -23.10%         -1.73%           8.44%    10/09/86
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -35.24%         -2.38%           9.09%    10/09/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   -3.97%         -7.96%           2.18%    09/19/85
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -26.17%         -5.90%           3.39%    01/28/87
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class R                   -26.12%         -5.88%           3.42%    01/28/87
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               -16.13%          1.70%          10.90%    01/03/95
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -27.62%         -8.23%           3.62%    01/03/95
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class            N/A            N/A           -26.67%    02/20/02
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -              -24.39%         -3.80%           6.65%    05/01/92
Templeton Foreign Securities Fund: Class 1
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class                                -30.59%         -6.17%          -5.57%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -21.54%          3.33%           3.23%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                   -4.36%         -0.49%           0.09%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -21.47%            N/A         -22.26%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                 -21.43%            N/A         -22.25%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III        -17.96%            N/A         -17.97%    12/28/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III           -25.06%            N/A         -13.35%    12/29/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -46.81%            N/A         -44.65%    06/30/00
Class I
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -46.36%            N/A         -44.48%    06/30/00
Class III
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore Global Utilities Fund: Class III                      -30.33%             NA         -30.28%    12/28/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      3.31%          5.44%           6.06%    11/08/82
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -33.88%        -14.27%           0.75%    04/15/92
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -29.63%            N/A         -30.31%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III             -29.49%            N/A         -30.26%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -7.09%            N/A          -6.64%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                 -11.28%            N/A         -10.40%    12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -16.29%            N/A         -15.07%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -20.88%            N/A         -19.30%    12/12/01
Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -24.48%            N/A         -22.66%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -41.51%         -6.52%          -5.84%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -6.34%          2.26%           3.09%    11/10/81
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                        -23.42%         -3.97%           6.20%    11/08/82
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III               -12.78%            N/A         -12.79%    12/31/01
------------------------------------------------------------------------------------------------------------------------------
GVITGartmore GVIT U.S. Growth Leaders Fund: Class III               -29.16%            N/A         -29.18%    12/31/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -30.82%         -6.74%          -6.23%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -38.08%            N/A          -1.86%    05/03/99
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                             -32.45%          3.28%           2.91%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -23.40%          2.17%           8.91%    10/23/95
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -18.79%         -3.63%          -3.14%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -30.79%         -7.28%          -6.68%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -46.88%            N/A         -48.20%    06/30/00
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                       -46.39%            N/A        -48.03%     06/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                 -0.42%          2.28%          2.51%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -22.11%          5.11%          9.01%     05/01/97
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service          -45.11%            N/A        -39.65%     01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service II       -45.11%            N/A           N/A*     01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -31.15%         -1.87%          6.90%     05/02/94
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -30.93%         -1.91%          6.87%     05/02/94
II Shares
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -31.79%          0.14%          1.27%     11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -34.45%         -0.85%          2.49%     11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -29.67%         -5.52%          6.20%     03/22/94
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -33.02%         -3.78%          5.39%     08/15/86
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -32.17%          0.37%          8.86%     04/03/85
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -27.82%          3.53%         10.61%     11/12/90
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -24.75%         -5.13%          7.40%     07/05/95
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -32.13%          0.91%          9.48%     05/08/92
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets            1.57%          2.46%          2.37%     06/16/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - International Magnum      -22.93%         -6.18%         -4.11%     01/02/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -36.12%            N/A        -15.97%     10/18/99
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           -8.19%          2.40%          5.03%     03/03/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets      -10.13%         -7.93%         -4.18%     12/21/95
Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -10.07%         -6.04%          3.80%     09/01/89
------------------------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. International         -16.75%         -4.40%           3.03%    05/05/93
Growth Fund: Series I Shares
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -20.41%         -1.44%           0.01%    10/30/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -21.40%         -2.99%           2.04%    05/02/94
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -21.40%         -2.99%           2.04%    05/02/94
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -23.71%            N/A         -17.76%    05/01/01
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -13.73%          2.61%           7.13%    05/01/96
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -35.03%         -9.03%          -6.01%    09/30/96
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -20.94%         -6.88%          -3.18%    06/30/95
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -24.09%         -1.09%          -0.36%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A         -23.81%    05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -29.88%         -4.98%           5.81%    10/06/93
Shares
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -23.37%         -2.10%           7.95%    09/29/89
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -17.78%          0.48%           8.90%    04/05/93
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:          7.95%            N/A           5.57%    04/22/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -18.06%         -1.01%           8.72%    10/09/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -31.12%         -1.66%           7.10%    10/09/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                    2.33%         -7.32%           2.18%    09/19/85
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -21.37%         -5.23%           3.39%    01/28/87
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class R                   -21.31%         -5.21%           3.42%    01/28/87
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               -10.57%          2.36%          10.91%    01/03/95
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -22.93%         -7.59%           3.64%    01/03/95
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class               NA             NA         -21.75%    02/20/02
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -              -19.45%         -3.11%           6.65%    05/01/92
Templeton Foreign Securities Fund: Class 1
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                              -26.12%         -5.51%          -5.05%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -16.39%          3.95%           3.70%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                    1.94%          0.23%           0.63%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -16.31%            N/A         -20.45%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                 -16.27%            N/A         -20.45%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III        -12.54%            N/A         -12.44%    12/28/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III           -20.18%            N/A         -10.49%    12/29/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -43.56%            N/A         -43.72%    6/30/00
Class I
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -43.08%            N/A         -43.55%    06/30/00
Class III
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III                 -25.83%            N/A         -25.68%    12/28/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      9.61%          6.02%           6.06%    11/08/82
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -29.66%        -13.72%           0.75%    04/15/92
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -25.09%            N/A         -28.76%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III             -24.93%            N/A         -28.71%    08/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -0.85%            N/A          -0.54%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                  -5.36%            N/A          -4.57%    12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -10.74%            N/A          -9.57%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -15.68%            N/A         -14.11%    12/12/01
Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -19.54%            N/A         -17.71%    12/12/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -37.86%         -5.86%          -5.32%    10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -0.05%          2.91%           3.09%    11/10/81
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                        -18.41%         -3.28%         6.20%     11/08/82
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                -6.97%            N/A         -6.97%     12/31/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III              -24.58%            N/A        -24.59%     12/31/01
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -26.36%         -6.08%         -5.71%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -34.17%            N/A         -0.58%     05/03/99
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class                               -28.12%          3.90%          3.40%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -18.39%          2.82%          8.93%     10/23/95
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -13.43%         -2.93%         -2.60%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -26.33%         -6.63%         -6.17%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -43.64%            N/A        -47.41%     06/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                       -43.11%            N/A        -47.23%     06/30/00
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                  5.88%          2.93%          3.00%     10/31/97
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service        -17.00%          5.69%          9.35%     05/01/97
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service           -41.73%            N/A        -38.80%     01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II        -41.73%            N/A           N/A*     01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service        -26.73%         -1.15%          6.91%     05/02/94
Shares
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service        -26.49%         -1.19%          6.88%     05/02/94
II Shares
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -27.41%          0.85%          1.79%     11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -30.27%         -0.12%          2.98%     11/03/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -25.13%         -4.85%          6.21%     03/22/94
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -28.74%         -3.09%          5.39%     08/15/86
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -27.81%          1.07%          8.86%     04/03/85
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -23.14%          4.15%         10.61%     11/12/90
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -19.84%         -4.45%          7.41%     07/05/95
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -27.77%          1.60%          9.48%     05/08/92
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets            7.87%          3.10%          2.83%     06/16/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - International Magnum      -17.88%         -5.51%         -3.65%     01/02/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -32.07%            N/A        -14.78%     10/18/99
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           -2.03%          3.05%          5.41%     03/03/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -4.12%         -7.28%         -4.15%     12/21/95
Fund
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -4.05%         -5.37%          3.80%     09/01/89
------------------------------------------------------------------------------------------------------------------------------



*Historical performance information is not available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................114

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AIM VARIABLE INSURANCE FUNDS, INC., INC. - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.09%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE
CLASS No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.88%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.33%. The expense cap is guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.27%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.11%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.30%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------


*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.13%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
I No longer available to receive transfers or new purchase payments effective
May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I No
longer available to receive transfers or new purchase payments effective May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
Available only to contracts issued prior to January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
INITIAL CLASS No longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 1.10%) and contracts with all available rider options available on December 31, 2002 (the maximum variable account charge of 1.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:
        CALLING:   1-800-848-6331, TDD 1-800 238-3035
        WRITING:   Nationwide Life Insurance Company
                   One Nationwide Plaza, RR1-04-F4
                   Columbus, Ohio 43215
        CHECKING ON-LINE AT:      www.bestofamerica.com
--------------------------------------------------------------------------------


              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.199880             -18.00%                   0          2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.705008            9.333731             -20.26%             114,316          2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
                               12.914785           11.705008              -9.37%             100,002          2001
                               14.608384           12.914785             -11.59%             290,153          2000
                               12.515499           14.608384              16.72%              92,217          1999
                               10.000000           12.515499              25.15%               2,007          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.275782            8.879812             -21.25%              53,502          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
                               16.098754           11.275782             -29.96%              58,134          2001
                               19.569739           16.098754             -17.74%              99,177          2000
                               12.062037           19.569739              62.24%              21,445          1999
                               10.000000           12.062037              20.62%                 562          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            8.055362             -19.45%              19,325          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            7.979129             -20.21%               1,675          2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               14.420645           12.461991             -13.58%             117,173          2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
I - Q/NQ
                               12.924722           14.420645              11.57%              63,465          2001
                               11.060928           12.924722              16.85%              17,917          2000
                               11.279817           11.060928              -1.94%               9,493          1999
                               10.000000           11.279817              12.80%                   4          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          11.746746            7.649197             -34.88%                2,014         2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.644686           11.746746             -29.43%                2,122         2001
                               20.760969           16.644686             -19.83%                5,260         2000
                               12.839012           20.760969              61.70%                1,421         1999
                               10.000000           12.839012              28.39%                   40         1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.875436            7.822670          -20.79%                  640            2002
International Equity
Focus Portfolio - Q/NQ
                               12.847895            9.875436          -23.14%                  719            2001
                               17.529681           12.847895          -26.71%                2,889            2000
                               11.551939           17.529681           51.75%                  756            1999
                               10.000000           11.551939           15.52%                    2            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust Large Cap        13.441552           10.223346          -23.94%                3,648            2002
Trust - Value Portfolio
- Q/NQ
                               13.464612           13.441552           -0.17%                2,797            2001
                               12.499772           13.464612            7.72%                4,788            2000
                               11.896081           12.499772            5.07%                1,706            1999
                               10.000000           11.896081           18.96%                  142            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000            7.618563          -23.81%                3,336            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           11.081580            7.787219          -29.73%              251,247            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.472958           11.081580          -23.43%              242,514            2001
                               16.447766           14.472958          -12.01%              768,604            2000
                               12.784895           16.447766           28.65%              132,858            1999
                               10.000000           12.784895           27.85%                3,291            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            11.585200            8.895399          -23.22%              546,163            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.339745           11.585200          -13.15%              478,009            2001
                               14.867150           13.339745          -10.27%            1,255,447            2000
                               12.464249           14.867150           19.28%              320,723            1999
                               10.000000           12.464249           24.64%               16,248            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               12.036131            9.914002          -17.63%               67,989            2002
Investment Fund -
Initial Shares
Appreciation Portfolio
Initial Shares - Q/NQ
                               13.420126           12.036131          -10.31%               56,393            2001
                               13.657521           13.420126           -1.74%              245,175            2000
                               12.389971           13.657521           10.23%               53,990            1999
                               10.000000           12.389971           23.90%               11,546            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.432220           12.358755            8.10%                 72,830          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.702323           11.432220            6.82%                 24,774          2001
                                9.796953           10.702323            9.24%                  3,292          2000
                               10.000000            9.796953           -2.03%                  6,059          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Equity            12.478012           10.243000          -17.91%                162,033          2002
-Income Portfolio:
Service Class- Q/NQ
                               13.294130           12.478012           -6.14%                119,839          2001
                               12.410474           13.294130            7.12%                213,299          2000
                               11.809798           12.410474            5.09%                110,660          1999
                               10.000000           11.809798           18.10%                  2,692          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth            12.549094            8.662889          -30.97%               491,100          2002
Portfolio: Service
Class - Q/NQ
                               15.423665           12.549094          -18.64%               446,621          2001
                               17.534950           15.423665          -12.04%               698,416          2000
                               12.914475           17.534950           35.78%               269,474          1999
                               10.000000           12.914475           29.14%                12,393          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.506322            7.692360            2.48%                54,260          2002
Income Portfolio:
Service Class - Q/NQ
                                8.615157            7.506322          -12.87%                44,056          2001
                               11.255695            8.615157          -23.46%               135,220          2000
                               10.530579           11.255695            6.89%                38,431          1999
                               10.000000           10.530579            5.31%                   262          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.690513            8.421945          -21.22%                25,879          2002
Portfolio: Service
Class - Q/NQ
                               13.731142           10.690513          -22.14%                33,441          2001
                               17.171657           13.731142          -20.04%                52,347          2000
                               12.187321           17.171657           40.90%                12,327          1999
                               10.000000           12.187321           21.87%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.000000            7.739985          -22.60%                10,606          2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.564462           11.255043          -10.42%               271,483          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.497111           12.564462          -13.33%               239,522          2001
                               15.712599           14.497111           -7.74%               559,132          2000
                               12.797152           15.712599           22.78%               167,682          1999
                               10.000000           12.797152           27.97%                 2,513          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         8.791124            6.788835          -22.78%                46,281          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.389625            8.791124          -15.39%                41,449          2001
                               12.683293           10.389625          -18.08%                83,616          2000
                               12.309512           12.683293            3.04%                47,217          1999
                               10.000000           12.309512           23.10%                 1,093          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.454046          -25.46%                   658          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton             10.000000            7.873374          -21.27%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.661295            7.892787          -25.97%                14,363          2002
Value Fund: Class I -
Q/NQ
                               12.271980           10.661295          -13.12%                10,810          2001
                               13.882376           12.271980          -11.60%                10,551          2000
                               11.846282           13.882376           17.19%                 4,561          1999
                               10.000000           11.846282           18.46%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.298133           13.651955          -16.24%                57,912          2002
Cap Index Fund: Class I
- Q/NQ
                               16.698444           16.298133           -2.40%                37,050          2001
                               14.654661           16.698444           13.95%                31,437          2000
                               12.253848           14.654661           19.59%                 1,411          1999
                               10.000000           12.253848           22.54%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.866328           10.072515            2.09%                16,927          2002
High Income Bond Fund:
Class I - Q/NQ
                                9.573036            9.866328            3.06%                11,912          2001
                               10.552305            9.573036           -9.28%                12,666          2000
                               10.339812           10.552305            2.06%                 6,179          1999
                               10.000000           10.339812            3.40%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.147532            6.830658          -16.16%                10,603          2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.689073            8.147532           -6.23%                 5,018          2001
                               10.000000            8.689073          -13.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.516119          -24.84%                 3,491          2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.829190          -11.71%                   114          2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.453928          -15.46%                   580          2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.399372            1.923621          -43.41%                25,216          2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                6.001519            3.399372          -43.36%                19,102          2001
                               10.000000            6.001519          -39.98%                17,439          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.136357          -28.64%                 2,023          2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.945569          -20.54%                    28          2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.234737           12.331593            9.76%               229,253          2002
Government Bond Fund:
Class I - Q/NQ
                               10.591943           11.234737            6.07%               133,587          2001
                                9.515930           10.591943           11.31%               150,095          2000
                                9.853072            9.515930           -3.42%                90,312          1999
                               10.000000            9.853072           -1.47%                 2,793          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.624951            4.670172          -29.51%               323,027          2002
Growth Fund: Class I -
Q/NQ
                                9.321861            6.624951          -28.93%               318,353          2001
                               12.829034            9.321861          -27.34%               393,628          2000
                               12.439602           12.829034            3.13%               281,903          1999
                               10.000000           12.439602           24.40%                 8,312          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.509205            4.885747          -24.94%                 1,720          2002
International Growth
Fund: Class I - Q/NQ
                                9.225133            6.509205          -29.44%                 1,969          2001
                               10.000000            9.225133           -7.75%                   751          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.777707          -22.22%                  1,750         2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.947392           -0.53%                  7,321          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.543547           -4.56%                 10,774          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.046478           -9.54%                 35,394          2002
Investors Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.598521          -14.01%                 35,229          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.246178          -17.54%                  9,874          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         13.352487            8.317327          -37.71%                 58,534          2002
Cap Growth Fund: Class
I - Q/NQ
                               19.374164           13.352487          -31.08%                 50,539          2001
                               23.148836           19.374164          -16.31%                 90,671          2000
                               12.668723           23.148836           82.72%                 19,350          1999
                               10.000000           12.668723           26.69%                     23          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             11.248046           11.259085            0.10%                286,394          2002
Money Market Fund*:
Class I - Q/NQ
                               10.978256           11.248046            2.46%                242,535          2001
                               10.468792           10.978256            4.87%                209,798          2000
                               10.095781           10.468792            3.69%                165,880          1999
                               10.000000           10.095781            0.96%                  2,487          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.16%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.708803            8.752996          -18.26%                538,915          2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.280107           10.708803          -12.80%                505,938          2001
                               12.684916           12.280107           -3.19%                701,784          2000
                               11.993303           12.684916            5.77%                422,892          1999
                               10.000000           11.993303           19.93%                 17,305          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.143759           -8.56%                    616          2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000            7.502155          -24.98%                    697          2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.337468            7.627885          -26.21%                 15,807          2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.874957           10.337468          -19.71%                 11,282          2001
                               14.846771           12.874957          -13.28%                 31,439          2000
                               12.212250           14.846771           21.57%                  6,840          1999
                               10.000000           12.212250           22.12%                     86          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            14.878675            9.816488          -34.02%                 42,972          2002
Growth Fund: Class I -
Q/NQ
                               16.874259           14.878675          -11.83%                 30,753          2001
                               20.352098           16.874259          -17.09%                 26,669          2000
                               10.000000           20.352098          103.52%                    352          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            22.869189           16.473727          -27.97%                 85,792          2002
Value Fund: Class I -
Q/NQ
                               18.027390           22.869189           26.86%                 63,374          2001
                               16.391038           18.027390            9.98%                 75,128          2000
                               12.964349           16.391038           26.43%                  6,078          1999
                               10.000000           12.964349           29.64%                      2          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        17.159419           14.029693          -18.24%                 66,213          2002
Fund: Class I - Q/NQ
                               18.598401           17.159419           -7.74%                 48,167          2001
                               17.267747           18.598401            7.71%                 67,342          2000
                               12.123056           17.267747           42.44%                 11,156          1999
                               10.000000           12.123056           21.23%                    918          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT J.P. Morgan GVIT          10.000553            8.672706          -13.28%                 30,584          2002
Balanced Fund: Class I
- Q/NQ
                               10.498193           10.000553           -4.74%                 22,049          2001
                               10.651741           10.498193           -1.44%                 47,617          2000
                               10.677473           10.651741           -0.24%                 22,586          1999
                               10.000000           10.677473            6.77%                    737          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Nationwide GVIT           12.717972            9.388270          -26.18%                  2,605          2002
Strategic Value Fund:
Class I - Q/NQ
                               13.293158           12.717972           -4.33%                  2,220          2001
                               12.489739           13.293158            6.43%                  5,392          2000
                               13.028676           12.489739           -4.14%                  1,451          1999
                               10.000000           13.028676           30.29%                      0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         3.814943            2.155919          -43.49%                 10,253          2002
Focus Fund: Class I -
Q/NQ
                                6.327305            3.814943          -39.71%                  9,494          2001
                               10.000000            6.327305          -36.73%                  2,689          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth        10.000000            7.498145          -25.02%                    247          2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           11.080176           11.748112            6.03%                 20,677          2002
Multi Sector Bond Fund:
Class I - Q/NQ
                               10.753649           11.080176            3.04%                  9,639          2001
                               10.290756           10.753649            4.50%                  7,527          2000
                               10.245831           10.290756            0.44%                  3,519          1999
                               10.000000           10.245831            2.46%                     66          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.302423            5.240220          -16.85%                238,234          2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                8.152720            6.302423          -22.70%                196,861          2001
                               10.000000            8.152720          -18.47%                140,862          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            4.038883            2.359397          -41.58%                107,416          2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                6.515527            4.038883          -38.01%                112,873          2001
                               10.000000            6.515527          -34.84%                111,382          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000            7.102551          -28.97%                 12,974          2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.201296            4.553254          -26.58%                146,242          2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                8.189524            6.201296          -24.28%                156,320          2001
                               10.000000            8.189524          -18.10%                146,837          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000            7.750784          -22.49%                 28,534          2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           14.271602           10.381389          -27.26%                26,808          2002
Guardian Portfolio -
Q/NQ
                               14.652210           14.271602           -2.60%                20,808          2001
                               14.648600           14.652210            0.02%                68,897          2000
                               12.887023           14.648600           13.67%                14,049          1999
                               10.000000           12.887023           28.87%                   226          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.613925           10.212487          -30.12%                72,479          2002
Mid-Cap Growth
Portfolio: Class I:
Class I - Q/NQ
                               19.610857           14.613925          -25.48%                58,852          2001
                               21.426404           19.610857           -8.47%               129,229          2000
                               14.077949           21.426404           52.20%                21,706          1999
                               10.000000           14.077949           40.78%                   183          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           12.052088            9.041691          -24.98%                29,727          2002
Partners Portfolio -
Q/NQ
                               12.541566           12.052088           -3.90%                26,251          2001
                               12.591929           12.541566           -0.40%                40,609          2000
                               11.858021           12.591929            6.19%                22,959          1999
                               10.000000           11.858021           18.58%                 1,638          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           14.294141           10.207958          -28.59%               180,525          2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                               21.029849           14.294141          -32.03%               154,870          2001
                               23.954947           21.029849          -12.21%               211,195          2000
                               13.191805           23.954947           81.59%                28,014          1999
                               10.000000           13.191805           31.92%                    85          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           15.830623           11.451136          -27.66%               202,448          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               18.310774           15.830623          -13.54%               164,875          2001
                               18.556149           18.310774           -1.32%               220,567          2000
                               13.244991           18.556149           40.10%                52,838          1999
                               10.000000           13.244991           32.45%                   260          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.288465            6.382747          -22.99%               115,532          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                9.528196            8.288465          -13.01%                56,276          2001
                               10.000000            9.528196           -4.72%                19,705          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.907673            9.562870          -19.69%                95,631          2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                               13.402637           11.907673          -11.15%                66,562          2001
                               14.854438           13.402637           -9.77%               105,849          2000
                               12.340636           14.854438           20.37%                28,147          1999
                               10.000000           12.340636           23.41%                   325          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Strong Opportunity Fund         9.337249            6.757847          -27.62%                93,116          2002
II, Inc.: Investor
Class - Q/NQ
                                9.804830            9.337249           -4.77%                48,140          2001
                               10.000000            9.804830           -2.17%                13,602          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  17.490433           18.893275            8.02%                 7,810          2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                               16.063592           17.490433            8.88%                 4,166          2001
                               14.580968           16.063592           10.17%                 3,465          2000
                               11.395495           14.580968           27.95%                   606          1999
                               10.000000           11.395495           13.95%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.000000            8.136858          -18.63%                     0          2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   6.029777            4.105313          -31.92%                22,459          2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.625825            6.029777          -30.10%                11,205          2001
                               10.000000            8.625825          -13.74%                 3,184          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.688917           13.431758           -1.88%                46,423          2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.601811           13.688917            8.63%                19,691          2001
                               12.117726           12.601811            3.99%                23,407          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.972459           13.417673           -3.97%                16,780          2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               14.389442           13.972459           -2.90%                13,598          2001
                               25.026598           14.389442          -42.50%                15,321          2000
                               12.634284           25.026598           98.08%                 4,569          1999
                               10.000000           12.634284           26.34%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              11.582739           11.130644           -3.90%                 3,275          2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               13.078363           11.582739          -11.44%                 1,387          2001
                               11.869689           13.078363           10.18%                 1,189          2000
                                9.918535           11.869689           19.67%                   259          1999
                               10.000000            9.918535           -0.81%                    62          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.166527          -18.33%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.623786            6.834929          -20.74%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I- Q/NQ
                                  9.573565            8.623786           -9.92%                   0            2001
                                 10.894734            9.573565          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.717309            6.823270          -21.73%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
                                 12.522513            8.717309          -30.39%                   0            2001
                                 15.314929           12.522513          -18.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.022584          -19.77%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.946664          -20.53%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.308628            9.713280          -14.11%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
                                 10.197744           11.308628           10.89%                   0            2001
                                  8.780117           10.197744           16.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.731633            5.651258          -35.28%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                                 12.448592            8.731633           29.86%                   0            2001
                                 15.621586           12.448592          -20.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.153235            6.419202          -21.27%                   0            2002
International Focus
Portfolio - Q/NQ
                                 10.672586            8.153235          -23.61%                   0            2001
                                 14.650222           10.672586          -27.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -             9.922893            7.501271          -24.40%                   0            2002
Large Cap Value Portfolio
- Q/NQ
                                 10.000956            9.922893           -0.78%                   0            2001
                                  9.340613           10.000956            7.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               10.000000            7.587564          -24.12%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially              7.899217            5.517158          -30.16%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
                                 10.380157            7.899217          -23.90%                   0            2001
                                 11.868131           10.380157          -12.54%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,         8.309551            6.341490          -23.68%                   0            2002
Inc. - Q/NQ
                                  9.626823            8.309551          -13.68%                   0            2001
                                 10.794215            9.626823          -10.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                  8.866534            7.258882          -18.13%                   0            2002
Investment Fund
-Appreciation Portfolio -
Initial Shares - Q/NQ
                                  9.946799            8.866534          -10.86%                   0            2001
                                 10.184154            9.946799           -2.33%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.248475           12.086367            7.45%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                 10.594913           11.248475            6.17%                   0            2001
                                  9.757496           10.594913            8.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                      9.247408            7.544918          -18.41%                   0            2002
Equity-Income Portfolio:
Service Class - Q/NQ
                                  9.912757            9.247408           -6.71%                   0            2001
                                  9.309967            9.912757            6.47%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth               8.711728            5.977313          -31.39%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 10.773174            8.711728          -19.13%                   0            2001
                                 12.322268           10.773174          -12.57%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          6.372448            6.490761            1.86%                   0            2002
Portfolio: Service Class
- Q/NQ
                                  7.358723            6.372448          -13.40%                   0            2001
                                  9.672582            7.358723          -23.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas             8.031546            6.288770          -21.70%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 10.379362            8.031546          -22.62%                   0            2001
                                 13.058898           10.379362          -20.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.000000            7.708483          -22.92%                   0            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                   8.909469            7.932488          -10.97%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                 10.343090            8.909469          -13.86%                   0            2001
                                 11.278366           10.343090           -8.29%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           6.758171            5.187189          -23.25%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
                                  8.036133            6.758171          -15.90%                   0            2001
                                  9.868824            8.036133          -18.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.423709          -25.76%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton               10.000000            7.841336          -21.59%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Funds: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT                8.177730            6.017346          -26.42%                   0            2002
Value Fund: Class I -
Q/NQ
                                  9.471062            8.177730          -13.66%                   0            2001
                                 10.778958            9.471062          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            12.577501           10.471383          -16.75%                   0            2002
Cap Index Fund: Class
I - Q/NQ
                                 12.965645           12.577501           -2.99%                   0            2001
                                 11.447800           12.965645           13.26%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          8.938092            9.069535            1.47%                   0            2002
Income Bond Fund: Class I
- Q/NQ
                                  8.725646            8.938092            2.43%                   0            2001
                                  9.676620            8.725646           -9.83%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT                8.085801            6.737713          -16.67%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                  8.676322            8.085801           -6.81%                   0            2001
                                 10.000000            8.676322          -13.24%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.485519          -25.14%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.779218          -12.21%                   0            2002
Financial Services Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.406045          -15.94%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.373545            1.897376          -43.76%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
                                  5.992673            3.373545          -43.71%                   0            2001
                                 10.000000            5.992673          -40.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.107282          -28.93%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.900585          -20.99%                   0            2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.354552           12.387519            9.10%                   0            2002
Government Bond Fund:
Class I - Q/NQ
                                 10.770572           11.354552            5.42%                   0            2001
                                  9.735132           10.770572           10.64%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         4.952256            3.469794          -29.94%                   0            2002
Fund: Class I - Q/NQ
                                  7.011148            4.952256          -29.37%                   0            2001
                                  9.707627            7.011148          -27.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.459936            4.819298          -25.40%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                  9.211629            6.459936          -29.87%                   0            2001
                                 10.000000            9.211629           -7.88%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               10.000000            7.746056          -22.54%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.891153           -1.09%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.489589           -5.10%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.995312          -10.05%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.549857          -14.50%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.199498          -18.01%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid            8.352516            5.171167          -38.09%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
                                 12.194050            8.352516          -31.50%                   0            2001
                                 14.658438           12.194050          -16.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         10.836691           10.781517           -0.51%                   0            2002
Market Fund*: Class I -
Q/NQ
                                 10.641677           10.836691           -1.83%                   0            2001
                                 10.209430           10.641677            4.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.216536            6.675091          -18.76%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ
                                  9.480069            8.216536          -13.33%                   0            2001
                                  9.851989            9.480069           -3.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.092017           -9.08%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.76%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.          10.000000            7.459677          -25.40%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                7.691601            5.641033          -26.66%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                                  9.638561            7.691601          -20.20%                   0            2001
                                 11.182210            9.638561          -13.80%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              14.639366            9.599855          -34.42%                   0            2002
Growth Fund: Class I -
Q/NQ
                                 16.705019           14.639366          -12.37%                   0            2001
                                 20.270503           16.705019          -17.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap Value        16.122666           11.543278          -28.40%                   0            2002
Fund: Class I - Q/NQ
                                 12.787277           16.122666           26.08%                   0            2001
                                 11.697140           12.787277            9.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          13.866158           11.268207          -18.74%                   0            2002
Fund: Class I - Q/NQ
                                 15.121378           13.866158           -8.30%                   0            2001
                                 14.124755           15.121378            7.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             8.794081            7.580114          -13.80%                   0            2002
Balanced Fund: Class I -
Q/NQ
                                  9.288391            8.794081           -5.32%                   0            2001
                                  9.481422            9.288391           -2.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT              8.599018            6.309116          -26.63%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                                  9.043154            8.599018           -4.91%                   0            2001
                                  8.548175            9.043154            5.79%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.785951            2.126504          -43.83%                   0            2002
Focus Fund: Class I - Q/NQ
                                  6.317967            3.785951          -40.08%                   0            2001
                                 10.000000            6.317967          -36.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth        10.000000            7.467616          -25.32%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT             10.527978           11.094926            5.39%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                 10.280419           10.527978            2.41%                   0            2001
                                  9.897603           10.280419            3.87%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.228852            5.147573          -17.36%                   0            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
                                  8.107133            6.228852          -23.17%                   0            2001
                                 10.000000            8.107133          -18.93%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              3.991639            2.317610          -41.94%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
                                  6.479020            3.991639          -38.39%                   0            2001
                                 10.000000            6.479020          -35.21%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.073630          -29.26%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.128895            4.472745          -27.02%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
                                  8.143702            6.128895          -24.74%                   0            2001
                                 10.000000            8.143702          -18.56%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.719236          -22.81%                   0            2002
International Growth
Portfolio: Service II
shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              9.594571            6.936818          -27.70%                   0            2002
Guardian Portfolio -
Q/NQ
                                  9.910972            9.594571           -3.19%                   0            2001
                                  9.968645            9.910972           -0.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             10.284686            7.143412          -30.54%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
                                 13.886316           10.284686          -25.94%                   0            2001
                                 15.264119           13.886316           -9.03%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              8.986985            6.701201          -25.43%                   0            2002
Partners Portfolio -
Q/NQ
                                  9.409456            8.986985           -4.49%                   0            2001
                                  9.504551            9.409456           -1.00%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable              9.473229            6.724059          -29.02%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                 14.023027            9.473229          -32.45%                   0            2001
                                 16.070617           14.023027          -12.74%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             10.753519            7.731297          -28.10%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class- Q/NQ
                                 12.514763           10.753519          -14.07%                   0            2001
                                 12.759449           12.514763           -1.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.204726            6.279861          -23.46%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
                                  9.489961            8.204726          -13.54%                   0            2001
                                 10.000000            9.489961           -5.10%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.540552            6.817103          -20.18%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                                  9.671852            8.540552          -11.70%                   0            2001
                                 10.784586            9.671852          -10.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund           9.242958            6.648942          -28.06%                   0            2002
II, Inc.: Investor Class
- Q/NQ
                                  9.765480            9.242958           -5.35%                   0            2001
                                 10.000000            9.765480           -2.35%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.285149           14.263644            7.37%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
                                 12.276257           13.285149            8.22%                   0            2001
                                 11.210825           12.276257            9.50%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    10.000000            8.103758          -18.96%                   0            2002
Institutional Fund, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.968779            4.039063          -32.33%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
                                  8.591151            5.968779          -30.52%                   0            2001
                                 10.000000            8.591151          -14.09%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                    12.249784           11.946728           -2.47%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
                                 11.346213           12.249784            7.96%                   0            2001
                                 10.928322           11.346213            3.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 8.602001            8.210254           -4.55%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                                  8.913211            8.602001           -3.49%                   0            2001
                                 15.596564            8.913211          -42.85%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 9.627768            9.195824           -4.49%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                                 10.937759            9.627768          -11.98%                   0            2001
                                  9.987144           10.937759            9.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The

Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................114


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account - 9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Plaza, Topeka, Kansas 66636-0001. No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT - Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT - Gartmore GVIT Money Market Fund: Class I. The yield and effective yield of the GVIT - Gartmore GVIT Money Market Fund: Class I for the maximum number of options available as of December 31, 2002 (1.70%) was -0.77% and -0.76% respectively.

The GVIT - Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT - Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.70% (the maximum variable account charges if the most expensive optional benefits are chosen), a Contract Maintenance Charge of $15, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.10%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2002. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.199880             -18.00%                   0          2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.705008            9.333731             -20.26%             114,316          2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
                               12.914785           11.705008              -9.37%             100,002          2001
                               14.608384           12.914785             -11.59%             290,153          2000
                               12.515499           14.608384              16.72%              92,217          1999
                               10.000000           12.515499              25.15%               2,007          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.275782            8.879812             -21.25%              53,502          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
                               16.098754           11.275782             -29.96%              58,134          2001
                               19.569739           16.098754             -17.74%              99,177          2000
                               12.062037           19.569739              62.24%              21,445          1999
                               10.000000           12.062037              20.62%                 562          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            8.055362             -19.45%              19,325          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            7.979129             -20.21%               1,675          2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               14.420645           12.461991             -13.58%             117,173          2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
I - Q/NQ
                               12.924722           14.420645              11.57%              63,465          2001
                               11.060928           12.924722              16.85%              17,917          2000
                               11.279817           11.060928              -1.94%               9,493          1999
                               10.000000           11.279817              12.80%                   4          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          11.746746            7.649197             -34.88%             2,014            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.644686           11.746746             -29.43%             2,122            2001
                               20.760969           16.644686             -19.83%             5,260            2000
                               12.839012           20.760969              61.70%             1,421            1999
                               10.000000           12.839012              28.39%                40            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.875436            7.822670          -20.79%                  640            2002
International Equity
Focus Portfolio - Q/NQ
                               12.847895            9.875436          -23.14%                  719            2001
                               17.529681           12.847895          -26.71%                2,889            2000
                               11.551939           17.529681           51.75%                  756            1999
                               10.000000           11.551939           15.52%                    2            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          13.441552           10.223346          -23.94%                3,648            2002
 Large Cap Value Portfolio
- Q/NQ
                               13.464612           13.441552           -0.17%                2,797            2001
                               12.499772           13.464612            7.72%                4,788            2000
                               11.896081           12.499772            5.07%                1,706            1999
                               10.000000           11.896081           18.96%                  142            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000            7.618563          -23.81%                3,336            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           11.081580            7.787219          -29.73%              251,247            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.472958           11.081580          -23.43%              242,514            2001
                               16.447766           14.472958          -12.01%              768,604            2000
                               12.784895           16.447766           28.65%              132,858            1999
                               10.000000           12.784895           27.85%                3,291            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            11.585200            8.895399          -23.22%              546,163            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.339745           11.585200          -13.15%              478,009            2001
                               14.867150           13.339745          -10.27%            1,255,447            2000
                               12.464249           14.867150           19.28%              320,723            1999
                               10.000000           12.464249           24.64%               16,248            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               12.036131            9.914002          -17.63%               67,989            2002
Investment Fund -
Initial Shares
Appreciation Portfolio
Initial Shares - Q/NQ
                               13.420126           12.036131          -10.31%               56,393            2001
                               13.657521           13.420126           -1.74%              245,175            2000
                               12.389971           13.657521           10.23%               53,990            1999
                               10.000000           12.389971           23.90%               11,546            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.432220           12.358755            8.10%                 72,830          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.702323           11.432220            6.82%                 24,774          2001
                                9.796953           10.702323            9.24%                  3,292          2000
                               10.000000            9.796953           -2.03%                  6,059          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Equity            12.478012           10.243000          -17.91%                162,033          2002
-Income Portfolio:
Service Class- Q/NQ
                               13.294130           12.478012           -6.14%                119,839          2001
                               12.410474           13.294130            7.12%                213,299          2000
                               11.809798           12.410474            5.09%                110,660          1999
                               10.000000           11.809798           18.10%                  2,692          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.549094            8.662889          -30.97%                491,100          2002
Portfolio: Service
Class - Q/NQ
                               15.423665           12.549094          -18.64%                446,621          2001
                               17.534950           15.423665          -12.04%                698,416          2000
                               12.914475           17.534950           35.78%                269,474          1999
                               10.000000           12.914475           29.14%                 12,393          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.506322            7.692360            2.48%                 54,260          2002
Income Portfolio:
Service Class - Q/NQ
                                8.615157            7.506322          -12.87%                 44,056          2001
                               11.255695            8.615157          -23.46%                135,220          2000
                               10.530579           11.255695            6.89%                 38,431          1999
                               10.000000           10.530579            5.31%                    262          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.690513            8.421945          -21.22%                 25,879          2002
Portfolio: Service
Class - Q/NQ
                               13.731142           10.690513          -22.14%                 33,441          2001
                               17.171657           13.731142          -20.04%                 52,347          2000
                               12.187321           17.171657           40.90%                 12,327          1999
                               10.000000           12.187321           21.87%                      0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000            7.739985          -22.60%                 10,606          2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.564462           11.255043          -10.42%                271,483          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.497111           12.564462          -13.33%                239,522          2001
                               15.712599           14.497111           -7.74%                559,132          2000
                               12.797152           15.712599           22.78%                167,682          1999
                               10.000000           12.797152           27.97%                  2,513          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.791124            6.788835          -22.78%                46,281          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.389625            8.791124          -15.39%                41,449          2001
                               12.683293           10.389625          -18.08%                83,616          2000
                               12.309512           12.683293            3.04%                47,217          1999
                               10.000000           12.309512           23.10%                 1,093          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.454046          -25.46%                   658          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton             10.000000            7.873374          -21.27%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.661295            7.892787          -25.97%                14,363          2002
Value Fund: Class I -
Q/NQ
                               12.271980           10.661295          -13.12%                10,810          2001
                               13.882376           12.271980          -11.60%                10,551          2000
                               11.846282           13.882376           17.19%                 4,561          1999
                               10.000000           11.846282           18.46%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.298133           13.651955          -16.24%                57,912          2002
Cap Index Fund: Class I
- Q/NQ
                               16.698444           16.298133           -2.40%                37,050          2001
                               14.654661           16.698444           13.95%                31,437          2000
                               12.253848           14.654661           19.59%                 1,411          1999
                               10.000000           12.253848           22.54%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.866328           10.072515            2.09%                16,927          2002
High Income Bond Fund:
Class I - Q/NQ
                                9.573036            9.866328            3.06%                11,912          2001
                               10.552305            9.573036           -9.28%                12,666          2000
                               10.339812           10.552305            2.06%                 6,179          1999
                               10.000000           10.339812            3.40%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.147532            6.830658          -16.16%                10,603          2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.689073            8.147532           -6.23%                 5,018          2001
                               10.000000            8.689073          -13.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.516119          -24.84%                 3,491          2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.829190          -11.71%                   114          2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.453928          -15.46%                   580          2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.399372            1.923621          -43.41%                25,216          2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                6.001519            3.399372          -43.36%                19,102          2001
                               10.000000            6.001519          -39.98%                17,439          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.136357          -28.64%                 2,023          2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.945569          -20.54%                    28          2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.234737           12.331593            9.76%               229,253          2002
Government Bond Fund:
Class I - Q/NQ
                               10.591943           11.234737            6.07%               133,587          2001
                                9.515930           10.591943           11.31%               150,095          2000
                                9.853072            9.515930           -3.42%                90,312          1999
                               10.000000            9.853072           -1.47%                 2,793          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.624951            4.670172          -29.51%               323,027          2002
Growth Fund: Class I -
Q/NQ
                                9.321861            6.624951          -28.93%               318,353          2001
                               12.829034            9.321861          -27.34%               393,628          2000
                               12.439602           12.829034            3.13%               281,903          1999
                               10.000000           12.439602           24.40%                 8,312          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              6.509205            4.885747          -24.94%                 1,720          2002
International Growth
Fund: Class I - Q/NQ
                                9.225133            6.509205          -29.44%                 1,969          2001
                               10.000000            9.225133           -7.75%                   751          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.777707          -22.22%                 1,750          2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.947392           -0.53%                 7,321          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.543547           -4.56%                10,774          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.046478           -9.54%                35,394          2002
Investors Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.598521          -14.01%                35,229          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.246178          -17.54%                 9,874          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.352487            8.317327          -37.71%                58,534          2002
Cap Growth Fund: Class
I - Q/NQ
                               19.374164           13.352487          -31.08%                50,539          2001
                               23.148836           19.374164          -16.31%                90,671          2000
                               12.668723           23.148836           82.72%                19,350          1999
                               10.000000           12.668723           26.69%                    23          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             11.248046           11.259085            0.10%                286,394          2002
Money Market Fund*:
Class I - Q/NQ
                               10.978256           11.248046            2.46%                242,535          2001
                               10.468792           10.978256            4.87%                209,798          2000
                               10.095781           10.468792            3.69%                165,880          1999
                               10.000000           10.095781            0.96%                  2,487          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.708803            8.752996          -18.26%                538,915          2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.280107           10.708803          -12.80%                505,938          2001
                               12.684916           12.280107           -3.19%                701,784          2000
                               11.993303           12.684916            5.77%                422,892          1999
                               10.000000           11.993303           19.93%                 17,305          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.143759           -8.56%                    616          2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000            7.502155          -24.98%                    697          2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.337468            7.627885          -26.21%                 15,807          2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.874957           10.337468          -19.71%                 11,282          2001
                               14.846771           12.874957          -13.28%                 31,439          2000
                               12.212250           14.846771           21.57%                  6,840          1999
                               10.000000           12.212250           22.12%                     86          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            14.878675            9.816488          -34.02%                 42,972          2002
Growth Fund: Class I -
Q/NQ
                               16.874259           14.878675          -11.83%                 30,753          2001
                               20.352098           16.874259          -17.09%                 26,669          2000
                               10.000000           20.352098          103.52%                    352          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            22.869189           16.473727          -27.97%                 85,792          2002
Value Fund: Class I -
Q/NQ
                               18.027390           22.869189           26.86%                 63,374          2001
                               16.391038           18.027390            9.98%                 75,128          2000
                               12.964349           16.391038           26.43%                  6,078          1999
                               10.000000           12.964349           29.64%                      2          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        17.159419           14.029693          -18.24%                 66,213          2002
Fund: Class I - Q/NQ
                               18.598401           17.159419           -7.74%                 48,167          2001
                               17.267747           18.598401            7.71%                 67,342          2000
                               12.123056           17.267747           42.44%                 11,156          1999
                               10.000000           12.123056           21.23%                    918          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.16%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT J.P. Morgan GVIT          10.000553            8.672706          -13.28%                 30,584          2002
Balanced Fund: Class I
- Q/NQ
                               10.498193           10.000553           -4.74%                 22,049          2001
                               10.651741           10.498193           -1.44%                 47,617          2000
                               10.677473           10.651741           -0.24%                 22,586          1999
                               10.000000           10.677473            6.77%                    737          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Nationwide GVIT           12.717972            9.388270          -26.18%                  2,605          2002
Strategic Value Fund:
Class I - Q/NQ
                               13.293158           12.717972           -4.33%                  2,220          2001
                               12.489739           13.293158            6.43%                  5,392          2000
                               13.028676           12.489739           -4.14%                  1,451          1999
                               10.000000           13.028676           30.29%                      0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         3.814943            2.155919          -43.49%                 10,253          2002
Focus Fund: Class I -
Q/NQ
                                6.327305            3.814943          -39.71%                  9,494          2001
                               10.000000            6.327305          -36.73%                  2,689          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth        10.000000            7.498145          -25.02%                    247          2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           11.080176           11.748112            6.03%                 20,677          2002
Multi Sector Bond Fund:
Class I - Q/NQ
                               10.753649           11.080176            3.04%                  9,639          2001
                               10.290756           10.753649            4.50%                  7,527          2000
                               10.245831           10.290756            0.44%                  3,519          1999
                               10.000000           10.245831            2.46%                     66          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.302423            5.240220          -16.85%                238,234          2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                8.152720            6.302423          -22.70%                196,861          2001
                               10.000000            8.152720          -18.47%                140,862          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            4.038883            2.359397          -41.58%                107,416          2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                6.515527            4.038883          -38.01%                112,873          2001
                               10.000000            6.515527          -34.84%                111,382          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000            7.102551          -28.97%                 12,974          2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.201296            4.553254          -26.58%               146,242          2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                8.189524            6.201296          -24.28%               156,320          2001
                               10.000000            8.189524          -18.10%               146,837          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.750784          -22.49%                28,534          2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.271602           10.381389          -27.26%                26,808          2002
Guardian Portfolio -
Q/NQ
                               14.652210           14.271602           -2.60%                20,808          2001
                               14.648600           14.652210            0.02%                68,897          2000
                               12.887023           14.648600           13.67%                14,049          1999
                               10.000000           12.887023           28.87%                   226          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.613925           10.212487          -30.12%                72,479          2002
Mid-Cap Growth
Portfolio: Class I:
Class I - Q/NQ
                               19.610857           14.613925          -25.48%                58,852          2001
                               21.426404           19.610857           -8.47%               129,229          2000
                               14.077949           21.426404           52.20%                21,706          1999
                               10.000000           14.077949           40.78%                   183          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           12.052088            9.041691          -24.98%                29,727          2002
Partners Portfolio -
Q/NQ
                               12.541566           12.052088           -3.90%                26,251          2001
                               12.591929           12.541566           -0.40%                40,609          2000
                               11.858021           12.591929            6.19%                22,959          1999
                               10.000000           11.858021           18.58%                 1,638          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           14.294141           10.207958          -28.59%               180,525          2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                               21.029849           14.294141          -32.03%               154,870          2001
                               23.954947           21.029849          -12.21%               211,195          2000
                               13.191805           23.954947           81.59%                28,014          1999
                               10.000000           13.191805           31.92%                    85          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           15.830623           11.451136          -27.66%               202,448          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               18.310774           15.830623          -13.54%               164,875          2001
                               18.556149           18.310774           -1.32%               220,567          2000
                               13.244991           18.556149           40.10%                52,838          1999
                               10.000000           13.244991           32.45%                   260          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable            8.288465            6.382747          -22.99%               115,532          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                9.528196            8.288465          -13.01%                56,276          2001
                               10.000000            9.528196           -4.72%                19,705          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.907673            9.562870          -19.69%                95,631          2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                               13.402637           11.907673          -11.15%                66,562          2001
                               14.854438           13.402637           -9.77%               105,849          2000
                               12.340636           14.854438           20.37%                28,147          1999
                               10.000000           12.340636           23.41%                   325          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.337249            6.757847          -27.62%                93,116          2002
II, Inc.: Investor
Class - Q/NQ
                                9.804830            9.337249           -4.77%                48,140          2001
                               10.000000            9.804830           -2.17%                13,602          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  17.490433           18.893275            8.02%                 7,810          2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                               16.063592           17.490433            8.88%                 4,166          2001
                               14.580968           16.063592           10.17%                 3,465          2000
                               11.395495           14.580968           27.95%                   606          1999
                               10.000000           11.395495           13.95%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.000000            8.136858          -18.63%                     0          2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   6.029777            4.105313          -31.92%                22,459          2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.625825            6.029777          -30.10%                11,205          2001
                               10.000000            8.625825          -13.74%                 3,184          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.688917           13.431758           -1.88%                46,423          2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.601811           13.688917            8.63%                19,691          2001
                               12.117726           12.601811            3.99%                23,407          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.972459           13.417673           -3.97%                16,780          2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               14.389442           13.972459           -2.90%                13,598          2001
                               25.026598           14.389442          -42.50%                15,321          2000
                               12.634284           25.026598           98.08%                 4,569          1999
                               10.000000           12.634284           26.34%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Eck Worldwide              11.582739           11.130644           -3.90%                 3,275          2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               13.078363           11.582739          -11.44%                 1,387          2001
                               11.869689           13.078363           10.18%                 1,189          2000
                                9.918535           11.869689           19.67%                   259          1999
                               10.000000            9.918535           -0.81%                    62          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.197100             -18.03%                0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.685785            9.313685             -20.30%           25,860            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ
                                 12.900147           11.685785              -9.41%           20,992            2001
                                 14.599165           12.900147             -11.64%           59,040            2000
                                 12.513926           14.599165              16.66%            8,868            1999
                                 10.000000           12.513926              25.14%               84            1998
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.257260            8.860735             -21.29%           18,981            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
                                 16.080508           11.257260             -29.99%           21,924            2001
                                 19.557409           16.080508             -17.78%           33,302            2000
                                 12.060517           19.557409              62.16%            7,465            1999
                                 10.000000           12.060517              20.61%              301            1998
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.052630             -19.47%            7,859            2002
Portfolios, Inc -
American Century VP
International Fund: Class
III
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.976414             -20.24%              235            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        14.396972           12.435228             -13.63%           54,959            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
                                 12.910062           14.396972              11.52%           32,499            2001
                                 11.053935           12.910062              16.79%            4,973            2000
                                 11.278389           11.053935              -1.99%            2,881            1999
                                 10.000000           11.278389              12.78%                0            1998
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            11.727447            7.632760             -34.92%               49            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                                 16.625822           11.727447             -29.46%               49            2001
                                 20.747888           16.625822             -19.87%              108            2000
                                 12.837404           20.747888              61.62%                0            1999
                                 10.000000           12.837404              28.37%                0            1998
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -            9.859228           7.805870               -20.83%              245            2002
International Focus
Portfolio - Q/NQ
                                12.833338           9.859228               -23.17%              245            2001
                                17.518646          12.833338               -26.74%              401            2000
                                11.550487          17.518646                51.67%              179            1999
                                10.000000          11.550487                15.50%                0            1998
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Credit Suisse Trust -           13.419495          10.201400               -23.98%            1,827            2002
Large Cap Value
Portfolio - Q/NQ
                                13.449360          13.419495                -0.22%            3,051            2001
                                12.491882          13.449360                 7.66%            3,631            2000
                                11.894592          12.491882                 5.02%            2,880            1999
                                10.000000          11.894592                18.95%                0            1998
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Dreyfus Investment              10.000000           7.615982               -23.84%              182            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
The Dreyfus Socially            11.063366           7.770469               -29.76%           68,913            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
                                14.456547          11.063366               -23.47%           67,083            2001
                                16.437396          14.456547               -12.05%          133,163            2000
                                12.783289          16.437396                28.59%           32,857            1999
                                10.000000          12.783289                27.83%            1,086            1998
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Dreyfus Stock Index             11.566182           8.876292               -23.26%          186,900            2002
Fund, Inc. - Initial
Shares - Q/NQ
                                13.324628          11.566182               -13.20%          156,799            2001
                                14.857773          13.324628               -10.32%          338,500            2000
                                12.462691          14.857773                19.22%           99,789            1999
                                10.000000          12.462691                24.63%            2,207            1998
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Dreyfus Variable                12.016387           9.892733               -17.67%           18,244            2002
Investment Fund
-Appreciation Portfolio
- Initial Shares - Q/NQ
                                13.404933          12.016387               -10.36%           19,304            2001
                                13.648909          13.404933                -1.79%           69,166            2000
                                12.388419          13.648909                10.17%           17,491            1999
                                10.000000          12.388419                23.88%              529            1998
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Federated Insurance             11.416849          12.335897                 8.05%           39,977            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                10.693364          11.416849                 6.77%           19,727            2001
                                 9.793677          10.693364                 9.19%            4,973            2000
                                10.000000           9.793677                -2.06%            3,440            1999
-------------------------- ------------------- ------------------ --------------------- ------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                     12.457519          10.220994             -17.95%           72,356             2002
Equity-Income Portfolio:
Service Class - Q/NQ
                                 13.279061          12.457519              -6.19%           52,123             2001
                                 12.402631          13.279061               7.07%           53,444             2000
                                 11.808307          12.402631               5.03%           21,115             1999
                                 10.000000          11.808307              18.08%              764             1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP Growth              12.528481           8.644282             -31.00%             169,994          2002
Portfolio: Service Class
- Q/NQ
                                 15.406192          12.528481             -18.68%             155,022          2001
                                 17.523903          15.406192             -12.08%             192,972          2000
                                 12.912859          17.523903              35.71%              78,702          1999
                                 10.000000          12.912859              29.13%                 918          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP High Income          7.493979           7.675825               2.43%              14,974          2002
Portfolio: Service Class
- Q/NQ
                                  8.605370           7.493979             -12.92%               9,564          2001
                                 11.248584           8.605370             -23.50%              19,137          2000
                                 10.529250          11.248584               6.83%              20,024          1999
                                 10.000000          10.529250               5.29%                 168          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP Overseas            10.672961           8.403857             -21.26%               5,443          2002
Portfolio: Service Class
- Q/NQ
                                 13.715591          10.672961             -22.18%               3,736          2001
                                 17.160838          13.715591             -20.08%              13,328          2000
                                 12.185792          17.160838              40.83%                 579          1999
                                 10.000000          12.185792              21.86%                   0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP Overseas            10.000000           7.737361             -22.63%               2,611          2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP II                  12.543824          11.230871             -10.47%              89,650          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                 14.480674          12.543824             -13.38%              73,938          2001
                                 15.702687          14.480674              -7.78%             110,823          2000
                                 12.795546          15.702687              22.72%              32,831          1999
                                 10.000000          12.795546              27.96%                 874          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP III Growth           8.776671           6.774232             -22.82%              12,165          2002
Opportunities Portfolio:
Service Class - Q/NQ
                                 10.377837           8.776671             -15.43%              11,620          2001
                                 12.675276          10.377837             -18.13%              14,129          2000
                                 12.307964          12.675276               2.98%               9,354          1999
                                 10.000000          12.307964              23.08%                   0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Fidelity VIP III Value           10.000000           7.451528             -25.48%                 108          2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton               10.000000           7.870705             -21.29%                   0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Comstock GVIT Value       10.643778             7.875820             -26.01%               3,900          2002
Fund: Class I - Q/NQ
                               12.258057            10.643778             -13.17%               2,615          2001
                               13.873607            12.258057             -11.64%               8,705          2000
                               11.844786            13.873607              17.13%               1,529          1999
                               10.000000            11.844786              18.45%                   0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Dreyfus GVIT Mid Cap      16.271356            13.622624             -16.28%              15,741          2002
Index Fund: Class I - Q/NQ
                               16.679519            16.271356              -2.45%              10,194          2001
                               14.645409            16.679519              13.89%              10,784          2000
                               12.252304            14.645409              19.53%                 151          1999
                               10.000000            12.252304              22.52%                  81          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Federated GVIT High        9.850124            10.050887               2.04%               6,631          2002
Income Bond Fund: Class I
- Q/NQ
                                9.562175             9.850124               3.01%               3,074          2001
                               10.545637             9.562175              -9.33%               2,422          2000
                               10.338506            10.545637               2.00%                 698          1999
                               10.000000            10.338506               3.39%                   0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT              8.142380             6.822884             -16.21%               1,535          2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.688017             8.142380              -6.28%                 930          2001
                               10.000000             8.688017             -13.12%                   0          2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             7.513570             -24.86%               1,104          2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Global      10.000000             8.825014             -11.75%                   0          2002
Financial Services Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Global      10.000000             8.449939             -15.50%                 152          2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Global       3.397209             1.921414             -43.44%               9,823          2002
Technology and
Communications Fund:
Class I - Q/NQ
                                6.000784             3.397209             -43.39%               8,912          2001
                               10.000000             6.000784             -39.99%               2,604          2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Global      10.000000             7.133934             -28.66%               1,622          2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Global      10.000000             7.941816             -20.58%                 287          2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             11.216307            12.305129               9.71%             107,010          2002
Government Bond Fund:
Class I - Q/NQ
                               10.579941            11.216307               6.01%              66,395          2001
                                9.509925            10.579941              11.25%              75,336          2000
                                9.851828             9.509925              -3.47%              68,907          1999
                               10.000000             9.851828              -1.48%                 550          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Growth       6.614069             4.660144             -29.54%              91,828          2002
Fund: Class I - Q/NQ
                                9.311292             6.614069             -28.97%              88,817          2001
                               12.820934             9.311292             -27.37%             171,235          2000
                               12.438039            12.820934               3.08%             118,701          1999
                               10.000000            12.438039              24.38%               2,729          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT              6.505103             4.880201             -24.98%                 649          2002
International Growth
Fund: Class I - Q/NQ
                                9.224008             6.505103             -29.48%                 505          2001
                               10.000000             9.224008              -7.76%                 246          2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             7.775080             -22.25%                 277          2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             9.942704              -0.57%               3,201          2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000             9.539048              -4.61%               3,337          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             9.042222              -9.58%              15,214          2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             8.594465             -14.06%               7,921          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             8.242281             -17.58%               5,466          2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Mid         13.330533             8.299447           -37.74%              20,277            2002
Cap Growth Fund: Class I
- Q/NQ
                               19.352193            13.330533           -31.12%              17,056            2001
                               23.134244            19.352193           -16.35%              24,739            2000
                               12.667131            23.134244            82.63%               3,698            1999
                               10.000000            12.667131            26.67%                  43            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT Money       11.229574            11.234913             0.05%               106,761          2002
Market Fund*: Class I -
Q/NQ
                               10.965798            11.229574             2.41%                70,376          2001
                               10.462170            10.965798             4.81%                35,947          2000
                               10.094495            10.462170             3.64%                16,945          1999
                               10.000000            10.094495             0.94%                    99          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.691229             8.734199           -18.31%               168,076          2002
Nationwide(R)Fund: Class I
- Q/NQ
                               12.266207            10.691229           -12.84%               164,480          2001
                               12.676933            12.266207            -3.24%               186,717          2000
                               11.991803            12.676933             5.71%               117,496          1999
                               10.000000            11.991803            19.92%                 3,020          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT             10.000000             9.139446            -8.61%                   704          2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Gartmore GVIT U.S.        10.000000             7.498608           -25.01%                   373          2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.21%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.320501             7.611516           -26.25%                 3,683          2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.860372            10.320501           -19.75%                 3,910          2001
                               14.837408            12.860372           -13.32%                 7,842          2000
                               12.210713            14.837408            21.51%                 1,596          1999
                               10.000000            12.210713            22.11%                     0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT GVIT Small Cap            14.858644             9.798306           -34.06%                17,698          2002
Growth Fund: Class I -
Q/NQ
                               16.860140            14.858644           -11.87%                10,726          2001
                               20.345317            16.860140           -17.13%                 9,624          2000
                               10.000000            20.345317           103.45%                   346          1999
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT GVIT Small Cap Value      22.831653            16.438351           -28.00%                27,654          2002
Fund: Class I - Q/NQ
                               18.006956            22.831653            26.79%                22,130          2001
                               16.380692            18.006956             9.93%                17,256          2000
                               12.962717            16.380692            26.37%                 5,795          1999
                               10.000000            12.962717            29.63%                     0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT GVIT Small Company        17.131237            13.999555           -18.28%                28,087          2002
Fund: Class I - Q/NQ
                               18.577322            17.131237            -7.78%                23,236          2001
                               17.256864            18.577322             7.65%                21,026          2000
                               12.121529            17.256864            42.37%                 7,205          1999
                               10.000000            12.121529            21.22%                     0          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT J.P. Morgan GVIT           9.984133             8.654097           -13.32%                 8,792          2002
Balanced Fund: Class I -
Q/NQ
                               10.486281             9.984133            -4.79%                 3,566          2001
                               10.645005            10.486281            -1.49%                10,372          2000
                               10.676123            10.645005            -0.29%                 1,871          1999
                               10.000000            10.676123             6.76%                    47          1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Nationwide GVIT           12.697103             9.368121           -26.22%                 205            2002
Strategic Value Fund:
Class I - Q/NQ
                               13.278102            12.697103            -4.38%                 427            2001
                               12.481871            13.278102             6.38%               1,693            2000
                               13.027042            12.481871            -4.18%                 694            1999
                               10.000000            13.027042            30.27%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Turner GVIT Growth         3.812534             2.153459           -43.52%               2,347            2002
Focus Fund: Class I - Q/NQ
                                6.326526             3.812534           -39.74%               3,171            2001
                               10.000000             6.326526           -36.73%                 941            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
GVIT Turner GVIT Growth        10.000000             7.495604           -25.04%                  35            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           11.062002            11.722912             5.97%               9,900            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                               10.741462            11.062002             2.98%               6,834            2001
                               10.284262            10.741462             4.45%               4,801            2000
                               10.244538            10.284262             0.39%               2,406            1999
                               10.000000            10.244538             2.45%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Janus Aspen Series -            6.296270             5.232452           -16.90%             113,820            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
                                8.148922             6.296270           -22.73%              98,700            2001
                               10.000000             8.148922           -18.51%              91,068            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Janus Aspen Series -            4.034937             2.355896           -41.61%              75,644            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
                                6.512483             4.034937           -38.04%              84,498            2001
                               10.000000             6.512483           -34.88%              85,311            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Janus Aspen Series -           10.000000             7.100137           -29.00%               8,324            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Janus Aspen Series -            6.195252             4.546506           -26.61%              63,386            2002
International Growth
Portfolio: Service Shares
- Q/NQ
                                8.185713             6.195252           -24.32%              79,741            2001
                               10.000000             8.185713           -18.14%              94,163            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Janus Aspen Series -           10.000000             7.748155           -22.52%              18,530            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Neuberger Berman AMT           14.248188            10.359099           -27.30%              13,728            2002
Guardian Portfolio - Q/NQ
                               14.635622            14.248188            -2.65%               7,791            2001
                               14.639366            14.635622            -0.03%              16,649            2000
                               12.885403            14.639366            13.61%               3,509            1999
                               10.000000            12.885403            28.85%                 112            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Neuberger Berman AMT           14.589932            10.190559           -30.15%              23,310            2002
Mid-Cap Growth Portfolio:
Class I - Q/NQ
                               19.588644            14.589932           -25.52%              19,694            2001
                               21.412911            19.588644            -8.52%              30,569            2000
                               14.076184            21.412911            52.12%               3,516            1999
                               10.000000            14.076184            40.76%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           12.032300             9.022270           -25.02%              11,459            2002
Partners Portfolio - Q/NQ
                               12.527350            12.032300            -3.95%              10,753            2001
                               12.583972            12.527350            -0.45%              13,638            2000
                               11.856528            12.583972             6.14%               7,962            1999
                               10.000000            11.856528            18.57%                 329            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Oppenheimer Variable           14.270642            10.186018           -28.62%              68,719            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                               21.006006            14.270642           -32.06%              55,971            2001
                               23.939845            21.006006           -12.26%              74,162            2000
                               13.190143            23.939845            81.50%              10,582            1999
                               10.000000            13.190143            31.90%                  41            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Oppenheimer Variable           15.804639            11.426546           -27.70%              98,160            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               18.290036            15.804639           -13.59%              77,846            2001
                               18.544459            18.290036            -1.37%              64,858            2000
                               13.243332            18.544459            40.03%              20,929            1999
                               10.000000            13.243332            32.43%                  73            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Oppenheimer Variable            8.281465             6.374126           -23.03%              37,732            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                9.525016             8.281465           -13.06%              19,429            2001
                               10.000000             9.525016            -4.75%               6,231            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Oppenheimer Variable           11.888126             9.542333           -19.73%              49,174            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                               13.387444            11.888126           -11.20%              36,289            2001
                               14.845060            13.387444            -9.82%              37,590            2000
                               12.339083            14.845060            20.31%               6,994            1999
                               10.000000            12.339083            23.39%               1,075            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Strong Opportunity Fund         9.329375             6.748731           -27.66%              59,483            2002
II, Inc.: Investor Class
- Q/NQ
                                9.801555             9.329375            -4.82%              28,840            2001
                               10.000000             9.801555            -1.98%               2,865            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
The Universal                  17.461708            18.852711             7.97%               2,315            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
                               16.045362            17.461708             8.83%                 621            2001
                               14.471756            16.045362            10.11%                 654            2000
                               11.394055            14.471756            27.01%                 301            1999
                               10.000000            11.394055            13.94%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000             8.134101           -18.66%                   0            2002
Institutional Funds, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
The Universal                   6.024685             4.099757           -31.95%              35,804            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
                                8.622944             6.024685           -30.13%              18,240            2001
                               10.000000             8.622944           -13.77%               3,638            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
The Universal                  13.666427            13.402911            -1.93%              12,821            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
                               12.587517            13.666427             8.57%               4,485            2001
                               12.105635            12.587517             3.98%               2,589            2000
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Van Eck Worldwide              13.949511            13.388854            -4.02%               4,818            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               14.373141            13.949511            -2.95%               3,458            2001
                               25.010854            14.373141           -42.53%               3,299            2000
                               12.632701            25.010854            97.99%               1,078            1999
                               10.000000            12.632701            26.33%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------
Van Eck Worldwide              11.563707            11.106735            -3.95%               2,034            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               13.063519            11.563707           -11.48%                 566            2001
                               11.862189            13.063519            10.13%                 448            2000
                                9.917280            11.862189            19.61%                 620            1999
                               10.000000             9.917280            -0.83%                   0            1998
--------------------------- ------------------- ------------------ ------------------- ------------------- --------------




The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive

Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.194331             -18.06%                0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.591056            9.233496             -20.34%            3,328            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
                               12.802086           11.591056              -9.46%            2,057            2001
                               14.495483           12.802086             -11.68%            4,960            2000
                               12.431326           14.495483              16.60%              791            1999
                               10.000000           12.431326              24.31%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.162935            7.995327             -21.33%            2,746            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I- Q/NQ
                               14.524713           10.162935             -30.03%            2,588            2001
                               17.674116           14.524713             -17.82%            3,715            2000
                               10.904652           17.674116              62.08%              371            1999
                               10.000000           10.904652               9.05%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.049901             -19.50%              899            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.973718             -20.26%            1,886            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.654697           12.651422             -13.67%            5,561            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I-
Q/NQ
                               13.147862           14.654697              11.46%            2,789            2001
                               11.263216           13.147862              16.73%              244            2000
                               11.497731           11.263216              -2.04%                0            1999
                               10.000000           11.497731              14.98%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          11.620449            7.559296             -34.95%                0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.482534           11.620449             -29.50%                0            2001
                               20.579437           16.482534             -19.91%               64            2000
                               12.739606           20.579437              61.54%                0            1999
                               10.000000           12.739606              27.40%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.206014            7.285009             -20.87%                 0            2002
International Focus
Portfolio - Q/NQ
                               11.989196            9.206014             -23.21%               281            2001
                               16.374564           11.989196             -26.78%               253            2000
                               10.801619           16.374564              51.59%                 0            1999
                               10.000000           10.801619               8.02%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          13.167262           10.004585             -24.02%                 0            2002
Large Cap Value
Portfolio - Q/NQ
                               13.203287           13.167262              -0.27%                 0            2001
                               12.269490           13.203287               7.61%                 0            2000
                               11.688738           12.269490               4.97%                 0            1999
                               10.000000           11.688738              16.89%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000            7.613403             -23.87%             1,628            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           11.025487            7.739942             -29.80%             6,369            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.414394           11.025487             -23.51%             5,669            2001
                               16.397708           14.414394             -12.10%            20,209            2000
                               12.758878           16.397708              28.52%             1,478            1999
                               10.000000           12.758878              27.59%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            11.460136            8.790442             -23.30%            17,236            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.209188           11.460136             -13.24%            11,724            2001
                               14.736468           13.209188             -10.36%            35,346            2000
                               12.367188           14.736468              19.16%             5,000            1999
                               10.000000           12.367188              23.67%                40            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               11.823034            9.728623             -17.71%             1,950            2002
Investment Fund
-Appreciation
Portfolio- Initial
Shares - Q/NQ
                               13.195948           11.823034             -10.40%               945            2001
                               13.442893           13.195948              -1.84%             7,361            2000
                               12.207586           13.442893              10.12%               381            1999
                               10.000000           12.207586              22.08%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.401464           12.313044               8.00%            10,120            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.684388           11.401464               6.71%             5,592            2001
                                9.790385           10.684388               9.13%                90            2000
                               10.000000            9.790385              -2.10%                 0            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.483021           10.236736             -17.99%            13,812            2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               13.313013           12.483021              -6.23%             9,970            2001
                               12.440601           13.313013               7.01%            15,803            2000
                               11.850451           12.440601               4.98%             1,065            1999
                               10.000000           11.850451              18.50%                42            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.608518            8.695091             -31.04%            20,977            2002
Portfolio: Service
Class - Q/NQ
                               15.512519           12.608518             -18.72%            16,500            2001
                               17.653733           15.512519             -12.13%            19,961            2000
                               13.015101           17.653733              35.64%             3,601            1999
                               10.000000           13.015101              30.15%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.379494            7.554754               2.37%             5,816            2002
Income Portfolio:
Service Class - Q/NQ
                                8.478210            7.379494             -12.96%             5,006            2001
                               11.087928            8.478210             -23.54%             5,870            2000
                               10.384114           11.087928               6.78%               952            1999
                               10.000000           10.384114               3.84%                48            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.879361            7.775040             -21.30%             1,036            2002
Portfolio: Service
Class - Q/NQ
                               12.702222            9.879361             -22.22%             1,116            2001
                               15.900927           12.702222             -20.12%             2,497            2000
                               11.296846           15.900927              40.76%                81            1999
                               10.000000           11.296846              12.97%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000            7.734738             -22.65%             3,482            2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.335838           11.039054             -10.51%            10,319            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.247834           12.335838             -13.42%             6,426            2001
                               15.457984           14.247834              -7.83%            11,548            2000
                               12.602507           15.457984              22.66%             2,278            1999
                               10.000000           12.602507              26.03%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.844341            6.823011             -22.85%               457            2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.463173            8.844341             -15.47%               367            2001
                               12.785954           10.463173             -18.17%             1,320            2000
                               12.421717           12.785954               2.93%               307            1999
                               10.000000           12.421717              24.22%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000            7.448995             -25.51%                 0            2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000            7.868033             -21.32%                 0            2002
Variable Insurance
Products trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.702140            7.914998             -26.04%             6,649            2002
Value Fund: Class I -
Q/NQ
                               12.331560           10.702140             -13.21%               695            2001
                               13.963829           12.331560             -11.69%               864            2000
                               11.927845           13.963829              17.07%                 0            1999
                               10.000000           11.927845              19.28%             1,552            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          16.253946           13.601153             -16.32%             4,952            2002
Cap Index Fund: Class I
- Q/NQ
                               16.670157           16.253946              -2.50%             1,560            2001
                               14.644558           16.670157              13.83%               194            2000
                               12.257790           14.644558              19.47%                 0            1999
                               10.000000           12.257790              22.58%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.044539           10.244088               1.99%             1,188            2002
High Income Bond Fund:
Class I - Q/NQ
                                9.755865           10.044539               2.96%                11            2001
                               10.764664            9.755865              -9.37%               255            2000
                               10.558563           10.764664               1.95%                 0            1999
                               10.000000           10.558563               5.59%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              8.137235            6.815122             -16.25%                 0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.686950            8.137235              -6.33%                 0            2001
                               10.000000            8.686950             -13.13%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.511024             -24.89%                32            2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.820856             -11.79%                 0            2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.445947             -15.54%               620            2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               3.395066           1.919236             -43.47%                 0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                 6.000048           3.395066             -43.42%                 0            2001
                                10.000000           6.000048             -40.00%                 0            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           7.131516             -28.68%                 0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           7.938080             -20.62%                 0            2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              11.565612          12.681945               9.65%            12,656            2002
Government Bond Fund:
Class I - Q/NQ
                                10.914977          11.565612               5.96%             8,351            2001
                                 9.816007          10.914977              11.20%             7,814            2000
                                10.174058           9.816007              -3.52%             1,745            1999
                                10.000000          10.174058               1.74%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT               6.580071           4.633836             -29.58%             5,409            2002
Growth Fund: Class I -
Q/NQ
                                 9.268169           6.580071             -29.00%             7,170            2001
                                12.767993           9.268169             -27.41%             8,360            2000
                                12.392954          12.767993               3.03%             4,795            1999
                                10.000000          12.392954              23.93%             2,724            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT               6.500996           4.874649             -25.02%                 0            2002
International Growth
Fund: Class I - Q/NQ
                                 9.222891           6.500996             -29.51%                37            2001
                                10.000000           9.222891              -7.77%                 0            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           7.772433             -22.28%                 1            2002
International Growth
Fund: Class III - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           9.938018              -0.62%               124            2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           9.534557              -4.65%               156            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           9.037949              -9.62%             7,931            2002
Investors Destinations
Moderate Fund Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           8.590418             -14.10%             1,220            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           8.238400             -17.62%             1,433            2002
Investor Destinations
Aggressive Fund Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid          13.096398           8.149536             -37.77%               349            2002
Cap Growth Fund: Class
I - Q/NQ
                                19.022019          13.096398             -31.15%               732            2001
                                22.750997          19.022019             -16.39%             1,774            2000
                                12.463581          22.750997              82.54%                 0            1999
                                10.000000          12.463581              24.64%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              11.247642          11.247296               0.00%            15,671            2002
Money Market Fund*:
Class I - Q/NQ
                                10.989031          11.247642               2.35%            11,696            2001
                                10.489614          10.989031               4.76%             1,080            2000
                                10.126097          10.489614               3.59%               638            1999
                                10.000000          10.126097               1.26%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.654646           8.699902             -18.35%            20,704            2002
Nationwide(R)Fund: Class
I - Q/NQ
                                12.230458          10.654646             -12.88%            19,568            2001
                                12.646339          12.230458              -3.29%            21.915            2000
                                11.968910          12.646339               5.66%             9,067            1999
                                10.000000          11.968910              19.69%                42            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT              10.000000           9.135134              -8.65%                81            2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.26%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.         10.000000           7.495072             -25.05%                 0            2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Gartmore GVIT               9.913802           7.307866             -26.29%               671            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                                12.359900           9.913802             -19.79%               163            2001
                                14.267173          12.359900             -13.37%               794            2000
                                11.747364          14.267173              21.45%                 0            1999
                                10.000000          11.747364              17.47%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT GVIT Small Cap             14.838618           9.780139             -34.09%             2,899            2002
Growth Fund: Class I -
Q/NQ
                                16.846010          14.838618              11.92%             2,123            2001
                                20.338511          16.846010             -17.17%               867            2000
                                10.000000          20.338511             103.39%                 0            1999
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT GVIT Small Cap             22.134881          15.928613             -28.04%             1,637            2002
Value Fund: Class I -
Q/NQ
                                17.466310          22.134881              26.73%               550            2001
                                15.896867          17.466310               9.87%             2,393            2000
                                12.586199          15.896867              26.30%                 0            1999
                                10.000000          12.586199              25.86%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT GVIT Small Company         16.957444          13.850506             -18.32%             2,323            2002
Fund: Class I - Q/NQ
                                18.398225          16.957444              -7.83%               982            2001
                                17.099098          18.398225               7.60%             1,578            2000
                                12.016781          17.099098              42.29%                 0            1999
                                10.000000          12.016781              20.17%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT J.P. Morgan GVIT           10.059016           8.714584             -13.37%               874            2002
Balanced Fund: Class I
- Q/NQ
                                10.570325          10.059016              -4.84%                52            2001
                                10.735723          10.570325              -1.54%               715            2000
                                10.772545          10.735723              -0.34%                 0            1999
                                10.000000          10.772545               7.73%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Nationwide GVIT            12.142851           8.954641             -26.26%               126            2002
Strategic Value Fund:
Class I - Q/NQ
                                12.704964          12.142851              -4.42%               127            2001
                                11.949113          12.704964               6.33%               127            2000
                                12.477330          11.949113              -4.23%                 0            1999
                                10.000000          12.477330              24.77%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Turner GVIT Growth          3.810112           2.150995             -43.55%                 0            2002
Focus Fund: Class I -
Q/NQ
                                 6.325751           3.810112             -39.77%                 0            2001
                                10.000000           6.325751             -36.74%                 0            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         10.000000           7.493056             -25.07%                 0            2002
Focus Fund: Class III -
Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
GVIT Van Kampen GVIT            11.293959          11.962673               5.92%             4,722            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                10.972282          11.293959               2.93%             2,086            2001
                                10.510552          10.972282               4.39%                54            2000
                                10.475252          10.510552               0.34%                 0            1999
                                10.000000          10.475252               4.75%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Janus Aspen Series -             6.290120           5.224689             -16.94%            13,974            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                 8.145127           6.290120             -22.77%            10,306            2001
                                10.000000           8.145127             -18.55%             7,710            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Janus Aspen Series -             4.030994           2.352398             -41.64%             1,145            2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                 6.509446           4.030994             -38.07%             3,993            2001
                                10.000000           6.509446             -34.91%             8,534            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Janus Aspen Series -            10.000000           7.097740             -29.02%             1,280            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Janus Aspen Series -             6.189198           4.539769             -26.65%             3,704            2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                 8.181886           6.189198             -24.35%             4,403            2001
                                10.000000           8.181886             -18.18%             9,133            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Janus Aspen Series -            10.000000           7.745526             -22.54%             1,474            2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Neuberger Berman                13.589004           9.874844             -27.33%               897            2002
AMT Guardian
Portfolio - Q/NQ
                                13.965623          13.589004              -2.70%               496            2001
                                13.976229          13.965623              -0.08%               920            2000
                                12.307946          13.976229              13.55%               375            1999
                                10.000000          12.307946              23.08%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT            14.181298           9.900112             -30.19%             7,451            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
                                19.049729          14.181298             -25.56%             6,453            2001
                                20.834304          19.049729              -8.57%             6,471            2000
                                13.702754          20.834304              52.04%               315            1999
                                10.000000          13.702754              37.03%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Neuberger Berman                11.978104           8.977079             -25.05%                96            2002
AMT Partners
Portfolio - Q/NQ
                                12.477284          11.978104              -4.00%                16            2001
                                12.539993          12.477284              -0.50%                 9            2000
                                11.821068          12.539993               6.08%                75            1999
                                10.000000          11.821068              18.21%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Oppenheimer Variable            14.001802           9.989064             -28.66%             3,153            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                20.620784          14.001802             -32.10%             2,627            2001
                                23.512658          20.620784             -12.30%             4,867            2000
                                12.961315          23.512658              81.41%               323            1999
                                10.000000          12.961315              29.61%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Oppenheimer Variable            15.196200          10.981083             -27.74%             9,306            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class- Q/NQ
                                17.594890          15.196200             -13.63%             6,046            2001
                                17.848621          17.594890              -1.42%             6,301            2000
                                12.752843          17.848621              39.96%               889            1999
                                10.000000          12.752843              27.53%                 0            1998
------------------------- -------------------- ------------------ ------------------- -------------------- -----------
Oppenheimer Variable             8.274485           6.365520             -23.07%             5,358            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
                                 9.521827           8.274485             -13.10%               998            2001
                                10.000000           9.521827              -4.78%               251            2000
------------------------- -------------------- ------------------ ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           11.687410            9.376475             -19.77%             6,675            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class- Q/NQ
                               13.168121           11.687410             -11.24%             4,691            2001
                               14.609212           13.168121              -9.86%             4,492            2000
                               12.149185           14.609212              20.25%               302            1999
                               10.000000           12.149185              21.49%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Strong Opportunity Fund         9.321492            6.739605             -27.70%             7,039            2002
II, Inc.: Investor
Class - Q/NQ
                                9.798273            9.321492              -4.87%             2,154            2001
                               10.000000            9.798273              -6.79%                60            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  17.444590           18.824701               7.91%               177            2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                               16.037786           17.444590               8.77%                 0            2001
                               14.572201           16.037786              10.06%                 3            2000
                               11.400149           14.572201              27.82%                 0            1999
                               10.000000           11.400149              14.00%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000            8.131339             -18.69%                 0            2002
institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                   6.019598            4.094230             -31.98%               611            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.620055            6.019598             -30.17%               174            2001
                               10.000000            8.620055             -13.80%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  14.079160           13.800701              -1.98%             3,477            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.974262           14.079160               8.52%                 2            2001
                               12.479280           12.974262               3.97%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Eck Worldwide              13.343009           12.800242              -4.07%               306            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               13.755231           13.343009              -3.00%               114            2001
                               23.947713           13.755231             -42.56%                64            2000
                               12.101814           23.947713              97.89%                10            1999
                               10.000000           12.101814              21.02%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Eck Worldwide              12.319065           11.826254              -4.00%                 8            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               13.923943           12.319065             -11.53%                32            2001
                               12.649846           13.923943              10.07%                32            2000
                               10.581149           12.649846              19.55%                48            1999
                               10.000000           10.581149               5.81%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.25%)

                   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.191550             -18.08%                0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.571520            9.213262             -20.38%            1,292            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I- Q/NQ
                               12.787029           11.571520              -9.51%            2,803            2001
                               14.485724           12.787029             -11.73%            6,678            2000
                               12.429254           14.485724              16.55%            1,349            1999
                               10.000000           12.429254              24.29%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.145818            7.977821             -21.37%              257            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I- Q/NQ
                               14.507647           10.145818             -30.07%              673            2001
                               17.662250           14.507647             -17.86%            1,003            2000
                               10.902825           17.662250              62.00%              914            1999
                               10.000000           10.902825               9.03%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.047171              19.53%                0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.971013             -20.29%                0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.630021           12.623723             -13.71%            2,157            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I-
Q/NQ
                               13.132406           14.630021              11.40%            1,011            2001
                               11.255628           13.132406              16.67%              431            2000
                               11.495807           11.255628              -2.09%                0            1999
                               10.000000           11.495807              14.96%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          11.600830            7.542705             -34.98%                0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.463131           11.600830             -29.53%                0            2001
                               20.565582           16.463131             -19.95%                0            2000
                               12.737475           20.565582              61.46%                0            1999
                               10.000000           12.737475              27.37%                0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.190492            7.269038             -20.91%                 0            2002
International Focus
Portfolio - Q/NQ
                               11.975093            9.190492             -23.25%                 0            2001
                               16.363554           11.975093             -26.82%               193            2000
                               10.799816           16.363554              51.52%                 0            1999
                               10.000000           10.799816               8.00%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          13.145064            9.982657             -24.06%               102            2002
Large Cap Value
Portfolio - Q/NQ
                               13.187744           13.145064              -0.32%               102            2001
                               12.261224           13.187744               7.56%               514            2000
                               11.686779           12.261224               4.92%                39            1999
                               10.000000           11.686779              16.87%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000            7.610820             -23.89%                 0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           11.006915            7.722981             -29.84%             3,044            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.397461           11.006915             -23.55%             3,370            2001
                               16.386683           14.397461             -12.14%            16,017            2000
                               12.756741           16.386683              28.46%             1,022            1999
                               10.000000           12.756741              27.57%               143            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            11.440825            8.771190             -23.33%             7,448            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.193664           11.440825             -13.29%             5,291            2001
                               14.726559           13.193664             -10.41%            49,636            2000
                               12.365124           14.726559              19.10%             2,174            1999
                               10.000000           12.365124              23.65%             1,241            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               11.803122            9.707308             -17.76%               668            2002
Investment Fund
-Appreciation
Portfolio- Initial
Shares - Q/NQ
                               13.180436           11.803122             -10.45%               535            2001
                               13.433832           13.180436              -1.89%             6,698            2000
                               12.205549           13.433832              10.06%               533            1999
                               10.000000           12.205549              22.06%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.386105           12.290233               7.94%             2,887            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.675429           11.386105               6.66%             2,130            2001
                                9.787093           10.675429               9.08%                 0            2000
                               10.000000            9.787093              -2.13%                 0            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.462000           10.214304             -18.04%             1,738            2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               13.297371           12.462000              -6.28%               409            2001
                               12.432231           13.297371               6.96%            13,086            2000
                               11.848469           12.432231               4.93%               931            1999
                               10.000000           11.848469              18.48%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.587267            8.676036             -31.07%             7,401            2002
Portfolio: Service
Class - Q/NQ
                               15.494279           12.587267             -18.76%             7,064            2001
                               17.641868           15.494279             -12.17%            13,369            2000
                               13.012933           17.641868              35.57%            12,669            1999
                               10.000000           13.012933              30.13%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.367024            7.538157               2.32%             4,491            2002
Income Portfolio:
Service Class - Q/NQ
                                8.468211            7.367024             -13.00%             7,918            2001
                               11.080460            8.468211             -23.58%             3,610            2000
                               10.382374           11.080460               6.72%             1,184            1999
                               10.000000           10.382374               3.82%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.862700            7.757996             -21.34%               318            2002
Portfolio: Service
Class - Q/NQ
                               12.687275            9.862700             -22.26%               622            2001
                               15.890221           12.687275             -20.16%               541            2000
                               11.294949           15.890221              40.68%                 0            1999
                               10.000000           11.294949              12.95%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000            7.732121             -22.68%                83            2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.315058           11.014882             -10.56%             3,625            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.231074           12.315058             -13.46%             2,729            2001
                               15.447579           14.231074              -7.88%             9,433            2000
                               12.600399           15.447579              22.60%               459            1999
                               10.000000           12.600399              26.00%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.829438            6.808058             -22.89%               852            2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.450878            8.829438             -15.51%             1,240            2001
                               12.777351           10.450878             -18.21%             1,454            2000
                               12.419643           12.777351               2.88%             1,100            1999
                               10.000000           12.419643              24.20%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000            7.446470             -25.54%                 0            2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000            7.865374             -21.35%                 0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.684106            7.897653             -26.08%             1,488            2002
Value Fund: Class I -
Q/NQ
                               12.317063           10.684106             -13.26%             1,303            2001
                               13.954430           12.317063             -11.73%               338            2000
                               11.925844           13.954430              17.01%                 0            1999
                               10.000000           11.925844              19.26%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          16.226571           13.571367             -16.36%               901            2002
Cap Index Fund: Class I
- Q/NQ
                               16.650563           16.226571              -2.55%               569            2001
                               14.634711           16.650563              13.77%               263            2000
                               12.255745           14.634711              19.41%                 0            1999
                               10.000000           12.255745              22.56%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.027593           10.221629               1.94%                48            2002
High Income Bond Fund:
Class I - Q/NQ
                                9.744373           10.027593               2.91%                48            2001
                               10.757403            9.744373              -9.42%                76            2000
                               10.556787           10.757403               1.90%                 0            1999
                               10.000000           10.556787               5.57%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              8.132085            6.807349             -16.29%                48            2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.685889            8.132085              -6.38%                 0            2001
                               10.000000            8.685889             -13.14%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.508471             -24.92%                88            2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.816690             -11.83%                 0            2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.441957             -15.58%                 0            2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              3.392912            1.917037             -43.50%                 0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                5.999315            3.392912             -43.45%                 0            2001
                               10.000000            5.999315             -40.01%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.129086             -28.71%                 0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.934323             -20.66%                 0            2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             11.546116           12.654152               9.60%             6,260            2002
Government Bond Fund:
Class I - Q/NQ
                               10.902126           11.546116               5.91%             3,836            2001
                                9.809384           10.902126              11.14%             5,096            2000
                               10.172348            9.809384              -3.57%             1,838            1999
                               10.000000           10.172348               1.72%               189            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              6.568981            4.623680             -29.61%             1,092            2002
Growth Fund: Class I -
Q/NQ
                                9.257262            6.568981             -29.04%             2,361            2001
                               12.759041            9.257262             -27.45%             3,274            2000
                               12.390885           12.759041               2.97%             3,720            1999
                               10.000000           12.390885              23.91%               155            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              6.496891            4.869101             -25.05%                78            2002
International Growth
Fund: Class I - Q/NQ
                                9.221767            6.496891             -29.55%                78            2001
                               10.000000            9.221767              -7.78%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.769802             -22.30%                 0            2002
International Growth
Fund: Class III
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.933326              -0.67%                 0            2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.530058              -4.70%               179            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.033690              -9.66%             1,525            2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.586354             -14.14%                 0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.234496             -17.66%               122            2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         13.074320            8.131671             -37.80%               562            2002
Cap Growth Fund: Class
I - Q/NQ
                               18.999657           13.074320             -31.19%               351            2001
                               22.735718           18.999657             -16.43%             2,335            2000
                               12.461498           22.735718              82.45%                 0            1999
                               10.000000           12.461498              24.61%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             11.228670           11.222643              -0.05%             3,938            2002
Money Market Fund*:
Class I - Q/NQ
                               10.976083           11.228670               2.30%             2,497            2001
                               10.482530           10.976083               4.71%            12,384            2000
                               10.124383           10.482530               3.54%             5,425            1999
                               10.000000           10.124383               1.24%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.636664            8.680809             -18.39%             5,814            2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.216049           10.636664             -12.93%             6,650            2001
                               12.637807           12.216049              -3.34%            30,027            2000
                               11.966903           12.637807               5.61%             6,161            1999
                               10.000000           11.966903              19.67%               321            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.130827              -8.69%                 0            2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.31%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000            7.491533             -25.08%                 0            2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              9.897097            7.291847             -26.32%                84            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.345376            9.897097             -19.83%                85            2001
                               14.257588           12.345376             -13.41%               200            2000
                               11.745400           14.257588              21.39%                77            1999
                               10.000000           11.745400              17.45%               155            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             14.818626            9.762003             -34.12%               748            2002
Small Cap Growth Fund:
Class I - Q/NQ
                               16.831886           14.818626             -11.96%               967            2001
                               20.331712           16.831886             -17.21%               270            2000
                               10.000000           20.331712             103.32%                 0            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             22.097595           15.893715             -28.07%             1,158            2002
Small Cap Value Fund:
Class I - Q/NQ
                               17.445777           22.097595              26.66%               818            2001
                               15.886176           17.445777               9.82%              3393            2000
                               12.584102           15.886176              26.24%                43            1999
                               10.000000           12.584102              25.84%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             16.928867           13.820149             -18.36%               948            2002
Small Company Fund:
Class I - Q/NQ
                               18.376589           16.928867              -7.88%               667            2001
                               17.087592           18.376589               7.54%               533            2000
                               12.014774           17.087592              42.22%                 0            1999
                               10.000000           12.014774              20.15%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT J.P. Morgan GVIT          10.042076            8.695502             -13.41%               122            2002
Balanced Fund: Class I
- Q/NQ
                               10.557899           10.042076              -4.89%               122            2001
                               10.728485           10.557899              -1.59%               911            2000
                               10.770735           10.728485              -0.39%               122            1999
                               10.000000           10.770735               7.71%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Nationwide GVIT           12.122397            8.935027             -26.29%                 0            2002
Strategic Value Fund:
Class I - Q/NQ
                               12.690016           12.122397              -4.47%                 0            2001
                               11.941061           12.690016               6.27%                 0            2000
                               12.475236           11.941061              -4.28%                 0            1999
                               10.000000           12.475236              24.75%                 0            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         3.807695            2.148538             -43.57%                 0            2002
Focus Fund: Class I -
Q/NQ
                                6.324975            3.807695             -39.80%                 0            2001
                               10.000000            6.324975             -36.75%                 0            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         10.000000          7.490515               -25.09%                0            2002
Focus Fund: Class III -
Q/NQ
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
GVIT Van Kampen GVIT            11.274938         11.936481                 5.87%            2,321            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                10.959378         11.274938                 2.88%            2,061            2001
                                10.503468         10.959378                 4.34%                9            2000
                                10.473496         10.503468                 0.29%                0            1999
                                10.000000         10.473496                 4.73%                0            1998
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Janus Aspen Series -             6.283990          5.216955               -16.98%            1,954            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                 8.141323          6.283990               -22.81%            1,048            2001
                                10.000000          8.141323               -18.59%            5,602            2000
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Janus Aspen Series -             4.027049          2.348897               -41.67%              902            2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                 6.506406          4.027049               -38.11%              852            2001
                                10.000000          6.506406               -34.94%            2,872            2000
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Janus Aspen Series -            10.000000          7.095326               -29.05%               82            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Janus Aspen Series -             6.183160          4.533041               -26.69%            3,518            2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                 8.178071          6.183160               -24.39%            3,956            2001
                                10.000000          8.178071               -18.22%            4,422            2000
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Janus Aspen Series -            10.000000          7.742909               -22.57%            2,269            2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- -------------------- ----------------- --------------------- ------------------- -----------
Neuberger Berman AMT            13.566133          9.853218               -27.37%              853            2002
Guardian Portfolio -
Q/NQ
                                13.949218         13.566133                -2.75%              499            2001
                                13.966839         13.949218                -0.13%            1,332            2000
                                12.305897         13.966839                13.50%               98            1999
                                10.000000         12.305897                23.06%                0            1998
------------------------- -------------------- ----------------- --------------------- ------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           14.157405           9.878424               -30.22%              699            2002
Mid Cap Growth
Portfolio: Class I -
Q/NQ
                               19.027345          14.157405               -25.59%              645            2001
                               20.820318          19.027345                -8.61%            2,241            2000
                               13.700471          20.820318                51.97%               32            1999
                               10.000000          13.700471                37.00%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Neuberger Berman AMT           11.957935           8.957418               -25.09%              436            2002
Partners Portfolio -
Q/NQ
                               12.462618          11.957935                -4.05%              298            2001
                               12.531553          12.462618                -0.55%              269            2000
                               11.819096          12.531553                 6.03%              914            1999
                               10.000000          11.819096                18.19%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Oppenheimer Variable           13.978216           9.967175               -28.69%            2,796            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                               20.596567          13.978216               -32.13%            2,062            2001
                               23.496887          20.596567               -12.34%            4,582            2000
                               12.959156          23.496887                81.31%              235            1999
                               10.000000          12.959156                29.59%              147            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Oppenheimer Variable           15.170607          10.957031               -27.77%            5,004            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               17.574219          15.170607               -13.68%            3,521            2001
                               17.836627          17.574219                -1.47%           10,053            2000
                               12.750719          17.836627                39.89%              613            1999
                               10.000000          12.750719                27.51%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Oppenheimer Variable            8.267491           6.356923               -23.11%            3,318            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                9.518646           8.267491               -13.14%            1,596            2001
                               10.000000           9.518646                -4.81%              267            2000
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Oppenheimer Variable           11.667724           9.355937               -19.81%              592            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                               13.152642          11.667724               -11.29%            1,031            2001
                               14.599387          13.152642                -9.91%            5,369            2000
                               12.147153          14.599387                20.19%              181            1999
                               10.000000          12.147153                21.47%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Strong Opportunity Fund         9.313641           6.730519               -27.73%            1,013            2002
II, Inc.: Investor
Class - Q/NQ
                                9.795001           9.313641                -4.91%              183            2001
                               10.000000           9.795001                -2.05%                0            2000
------------------------- ------------------- ------------------ --------------------- ------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  17.415214          18.783491                 7.86%              173            2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I- Q/NQ
                               16.018934          17.415214                 8.72%              152            2001
                               14.562396          16.018934                10.00%              128            2000
                               11.398245          14.562396                27.76%              109            1999
                               10.000000          11.398245                13.98%              154            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
The Universal                  10.000000           8.128587               -18.71%                0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
The Universal                   6.014503           4.088676               -32.02%              769            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.617166           6.014503               -30.20%               17            2001
                               10.000000           8.617166               -13.83%                0            2000
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
The Universal                  14.055442          13.770483                -2.03%              273            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.959009          14.055442                 8.46%              144            2001
                               12.466313          12.959009                 3.95%              479            2000
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Van Eck Worldwide              13.320519          12.772187                -4.12%               60            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               13.739047          13.320519                -3.05%               60            2001
                               23.931619          13.739047               -42.59%               60            2000
                               12.099788          23.931619                97.79%               27            1999
                               10.000000          12.099788                21.00%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------
Van Eck Worldwide              12.298301          11.800336                -4.05%               44            2002
Insurance Trust -
Worldwide Hard Assets
Fund -Q/NQ
                               13.907561          12.298301               -11.57%               44            2001
                               12.641312          13.907561                10.02%                0            2000
                               10.579367          12.641312                19.49%                0            1999
                               10.000000          10.579367                 5.79%                0            1998
------------------------- ------------------- ------------------ --------------------- ------------------- -----------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwiode Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.30%)

   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.188770          -18.11%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.552029            9.193080          -20.42%                 609            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I- Q/NQ
                               12.771997           11.552029           -9.55%               1,151            2001
                               14.475981           12.771997          -11.77%               9,401            2000
                               12.427175           14.475981           16.49%               1,000            1999
                               10.000000           12.427175           24.27%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.128725            7.960337          -21.41%                 208            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I- Q/NQ
                               14.490593           10.128725          -30.10%                 871            2001
                               17.650383           14.490593          -17.90%               4,193            2000
                               10.901004           17.650383           61.92%                   0            1999
                               10.000000           10.901004            9.01%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.044442          -19.56%                  67            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.968301          -20.32%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.605357           12.596055          -13.76%               1,701            2002
Variable Portfolios,
Inc. - Century VP Value
Fund: Class I- Q/NQ
                               13.116946           14.605357           11.35%                 704            2001
                               11.248045           13.116946           16.62%                 196            2000
                               11.493876           11.248045           -2.14%                   0            1999
                               10.000000           11.493876           14.94%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          11.581271            7.526163          -35.01%                   1            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.443767           11.581271          -29.57%                 536            2001
                               20.551766           16.443767          -19.99%                 502            2000
                               12.735345           20.551766           61.38%                 482            1999
                               10.000000           12.735345           27.35%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.175002            7.253109          -20.95%                   0            2002
International Focus
Portfolio - Q/NQ
                               11.961010            9.175002          -23.29%                   0            2001
                               16.352558           11.961010          -26.86%                  45            2000
                               10.798003           16.352558           51.44%                   0            1999
                               10.000000           10.798003            7.98%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          13.122923            9.960794          -24.10%                   0            2002
Large Cap Value
Portfolio - Q/NQ
                               13.172245           13.122923           -0.37%                   0            2001
                               12.252980           13.172245            7.50%                  21            2000
                               11.684826           12.252980            4.86%                   0            1999
                               10.000000           11.684826           16.85%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment             10.000000            7.608241          -23.92%                  38            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially           10.988353            7.706045          -29.87%               2,340            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.380518           10.988353          -23.59%               3,406            2001
                               16.375662           14.380518          -12.18%              24,497            2000
                               12.754610           16.375662           28.39%                 847            1999
                               10.000000           12.754610           27.55%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index            11.421554            8.751979          -23.37%               3,090            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.178151           11.421554          -13.33%               7,168            2001
                               14.716647           13.178151          -10.45%              69.868            2000
                               12.363055           14.716647           19.04%               6,573            1999
                               10.000000           12.363055           23.63%                 877            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable               11.783214            9.686029          -17.80%                 135            2002
Investment Fund -
Initial Shares
Appreciation Portfolio:
Initial Shares - Q/NQ
                               13.164923           11.783214          -10.50%                  79            2001
                               13.424790           13.164923           -1.94%              21.334            2000
                               12.203505           13.424790           10.01%                 224            1999
                               10.000000           12.203505           22.04%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.370764           12.267458            7.89%               3,006            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.666472           11.370764            6.60%                 776            2001
                                9.783812           10.666472            9.02%                   0            2000
                               10.000000            9.783812           -2.16%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   12.440995           10.191923          -18.08%               5,645            2002
Equity-Income
Portfolio: Service
Class- Q/NQ
                               13.281731           12.440995           -6.33%               7,999            2000
                               12.423854           13.281731            6.91%              14,567            1999
                               11.846486           12.423854            4.87%               1,750            1998
                               10.000000           11.846486           18.46%                 923
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth            12.566043            8.657007          -31.11%               3,230            2002
Portfolio: Service
Class- Q/NQ
                               15.476056           12.566043          -18.80%               1,259            2001
                               17.630000           15.476056          -12.22%              16,401            2000
                               13.010755           17.630000           35.50%               5,027            1999
                               10.000000           13.010755           30.11%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.354603            7.521629            2.27%                 822            2002
Income Portfolio:
Service Class - Q/NQ
                                8.458245            7.354603          -13.05%                 197            2001
                               11.072984            8.458245          -23.61%               2,196            2000
                               10.380632           11.072984            6.67%                   0            1999
                               10.000000           10.380632            3.81%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           9.846083            7.740990          -21.38%                   5            2002
Portfolio: Service
Class - Q/NQ
                               12.672362            9.846083          -22.30%                   0            2001
                               15.879549           12.672362          -20.20%                 583            2000
                               11.293057           15.879549           40.61%                   0            1999
                               10.000000           11.293057           12.93%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.000000            7.729491          -22.71%                  24            2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                12.294307           10.990756          -10.60%               3,889            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.214337           12.294307          -13.51%               4,079            2001
                               15.437189           14.214337           -7.92%              31,064            2000
                               12.598299           15.437189           22.53%               1,069            1999
                               10.000000           12.598299           25.98%                   8            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         8.814543            6.793127          -22.93%                 183            2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.438575            8.814543          -15.56%                 164            2001
                               12.768758           10.438575          -18.25%               1,479            2000
                               12.417568           12.768758            2.83%                 320            1999
                               10.000000           12.417568           24.18%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.443946          -25.56%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000            7.862698          -21.37%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.666092            7.880333          -26.12%                  46            2002
Value Fund: Class I -
Q/NQ
                               12.302565           10.666092          -13.30%                  46            2001
                               13.945030           12.302565          -11.78%                 356            2000
                               11.923848           13.945030           16.95%                  46            1999
                               10.000000           11.923848           19.24%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.199200           13.541599          -16.41%                 172            2002
Cap Index Fund: Class I
- Q/NQ
                               16.630966           16.199200           -2.60%                   3            2001
                               14.624858           16.630966           13.72%               1,444            2000
                               12.253691           14.624858           19.35%                   0            1999
                               10.000000           12.253691           22.54%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT            10.010690           10.199226            1.88%                   0            2002
High Income Bond Fund:
Class I - Q/NQ
                                9.732895           10.010690            2.85%                   0            2001
                               10.750149            9.732895           -9.46%                  61            2000
                               10.555014           10.750149            1.85%                   0            1999
                               10.000000           10.555014            5.55%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.126945            6.799600          -16.33%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.684823            8.126945           -6.42%                   0            2001
                               10.000000            8.684823          -13.15%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.505927          -24.94%                   0            2002
Emerging Markets Fund:
Class III- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.812529          -11.87%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.437976          -15.62%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT              3.390760            1.914851          -43.53%                  99            2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                5.998573            3.390760          -43.47%                  85            2001
                               10.000000            5.998573          -40.01%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.126672          -28.73%                  14            2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.930578          -20.69%                   0            2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.526653           12.626432            9.54%               3,317            2002
Government Bond Fund:
Class I - Q/NQ
                               10.889287           11.526653            5.85%               2,322            2001
                                9.802780           10.889287           11.08%               5,585            2000
                               10.170644            9.802780           -3.62%                  38            1999
                               10.000000           10.170644            1.71%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.557891            4.613524          -29.65%                 405            2002
Growth Fund: Class I -
Q/NQ
                                9.246358            6.557891          -29.08%                 438            2001
                               12.750810            9.246358          -27.48%               7,354            2000
                               12.388810           12.750810           2. 92%               5,038            1999
                               10.000000           12.388810           23.89%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.492772            4.863546          -25.09%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                9.220640            6.492772          -29.58%                   0            2001
                               10.000000            9.220640           -7.79%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.767159          -22.33%                   0            2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.928642           -0.71%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.525559           -4.74%                   0            2002
Investor Destination
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.029424           -9.71%               5,415            2002
Investors Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.582311          -14.18%                   7            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.230619          -17.69%                   7            2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.052260            8.113826          -37.84%                 821            2002
Cap Growth Fund: Class
I - Q/NQ
                               18.977298           13.052260          -31.22%               1,030            2001
                               22.720430           18.977298          -16.47%               1,037            2000
                               12.459415           22.720430           82.36%                  72            1999
                               10.000000           12.459415           24.59%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.209725           11.198034           -0.10%               9,876            2002
Money Market Fund*:
Class I - Q/NQ
                               10.963142           11.209725            2.25%               6,396            2001
                               10.475448           10.963142            4.66%               2,739            2000
                               10.122671           10.475448            3.49%                   0            1999
                               10.000000           10.122671            1.23%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.618745            8.661797          -18.43%               1,868            2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.201684           10.618745          -12.79%               1,658            2001
                               12.629301           12.201684           -3.39%              29,903            2000
                               11.964909           12.629301            5.55%               5,123            1999
                               10.000000           11.964909           19.65%                 873            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.126509           -8.73%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.36%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000            7.487992          -25.12%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.880402            7.275861          -26.36%                  35            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.330829            9.880402          -19.87%                  17            2001
                               14.247974           12.330829          -13.46%                 987            2000
                               11.743428           14.247974           21.33%                  17            1999
                               10.000000           11.743428           17.43%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            14.798640            9.743886          -34.16%                 168            2002
Growth Fund: Class I -
Q/NQ
                               16.817775           14.798640          -12.01%                  17            2001
                               20.324927           16.817775          -17.26%                   0            2000
                               10.000000           20.324927          103.25%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            22.060369           15.858883          -28.11%               1,184            2002
Value Fund: Class I -
Q/NQ
                               17.425261           22.060369           26.60%                 846            2001
                               15.875478           17.425261            9.76%                 751            2000
                               12.581999           15.875478           26.18%                   0            1999
                               10.000000           12.581999           25.82%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        16.900322           13.789861          -18.40%                 878            2002
Fund: Class I - Q/NQ
                               18.354971           16.900322           -7.93%                   3            2001
                               17.076087           18.354971            7.49%                 697            2000
                               12.012761           17.076087           42.15%                   0            1999
                               10.000000           12.012761           20.13%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT          10.025137            8.676428          -13.45%               1,005            2002
Balanced Fund: Class I
- Q/NQ
                               10.545461           10.025137           -4.93%               2,203            2001
                               10.721257           10.545461           -1.64%               2,196            2000
                               10.768931           10.721257           -0.44%               2,475            1999
                               10.000000           10.768931            7.69%               1,066            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT           12.101949            8.915420          -26.33%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                               12.675084           12.101949           -4.52%                   0            2001
                               11.933031           12.675084            6.22%                  41            2000
                               12.459415           11.933031           -4.33%                   0            1999
                               10.000000           12.473162           24.73%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth         3.805277            2.146082          -43.60%                   0            2002
Focus Fund: Class I -
Q/NQ
                                6.324196            3.805277          -39.83%                   0            2001
                               10.000000            6.324196          -36.76%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth        10.000000            7.487971          -25.12%                   0            2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.255907           11.910299            5.81%                 289            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                               10.946464           11.255907            2.83%                 116            2001
                               10.496386           10.946464            4.29%                 252            2000
                               10.471735           10.496386            0.24%                   0            1999
                               10.000000           10.471735            4.72%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.277859            5.209227          -17.02%               1,351            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                8.137529            6.277859          -22.85%               1,704            2001
                               10.000000            8.137529          -18.62%               1,569            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.023106            2.345410          -41.70%               1,267            2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                6.503356            4.023106          -38.14%               1,544            2001
                               10.000000            6.503356          -34.97%               1,345            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.092920          -29.07%                 226            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.177123            4.526318          -26.72%               1,487            2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                8.174255            6.177123          -24.43%               1,143            2001
                               10.000000            8.174255          -18.26%               1,238            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.740287          -22.60%               1,032            2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           13.543264            9.831629          -27.41%                  77            2002
Guardian Portfolio -Q/NQ
                               13.932809           13.543264           -2.80%                  39            2001
                               13.957433           13.932809           -0.18%               2,849            2000
                               12.303831           13.957433           13.44%                   0            1999
                               10.000000           13.303831           23.04%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           14.133513            9.856745          -30.26%               2,469            2002
Mid Cap Growth
Portfolio: Class I -
Q/NQ
                               19.004946           14.133513          -25.63%               2,329            2001
                               20.806301           19.004946           -8.66%               4,237            2000
                               13.698179           20.806301           51.89%                 175            1999
                               10.000000           13.698179           36.98%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           11.937762            8.937773          -25.13%                   0            2002
Partners Portfolio -
Q/NQ
                               12.447943           11.937762           -4.10%               1,084            2001
                               12.523110           12.447943           -0.60%               1,105            2000
                               11.817120           12.523110            5.97%               1,048            1999
                               10.000000           11.817120           18.17%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           13.954638            9.945321          -28.73%               1,775            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                               20.572328           13.954638          -32.17%               2,002            2001
                               23.481073           20.572328          -12.39%               4,073            2000
                               12.956986           23.481073           81.22%                 138            1999
                               10.000000           12.956986           29.57%                   8            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           15.145026           10.933007          -27.81%               2,102            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               17.553551           15.145026          -13.72%               3,185            2001
                               17.824624           17.553551           -1.52%              17,382            2000
                               12.748581           17.824624           39.82%                 206            1999
                               10.000000           12.748581           27.49%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.260515            6.348332          -23.15%               9,257            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
                                9.515462            8.260515          -13.19%               4,117            2001
                               10.000000            9.515462           -4.85%               2,661            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.648072            9.335444          -19.85%               3,484            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class- Q/NQ
                               13.137180           11.648072          -11.34%               3,296            2001
                               14.589572           13.137180           -9.96%               2,663            2000
                               12.145122           14.589572           20.13%                   0            1999
                               10.000000           12.145122           21.45%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.305769            6.721420          -27.77%               5,433            2002
II, Inc.: Investor
Class - Q/NQ
                                9.791721            9.305769           -4.96%               3,192            2001
                               10.000000            9.791721           -2.08%               1,823            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  17.385852           18.742335            7.80%                  15            2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                               16.000072           17.385852            8.66%                   0            2001
                               14.552579           16.000072            9.95%                   0            2000
                               11.396332           14.552579           27.70%                   0            1999
                               10.000000           11.396332           13.96%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.000000            8.125827          -18.74%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   6.009420            4.083152          -32.05%                 858            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.614274            6.009420          -30.24%                 305            2001
                               10.000000            8.614274          -13.86%                  92            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.031746           13.740303           -2.08%                  50            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.943746           14.031746            8.41%                   0            2001
                               12.453337           12.943746            3.94%                 487            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.298062           12.744182           -4.17%                 330            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               13.722894           13.298062           -3.10%                 127            2001
                               23.915562           13.722894          -42.62%                 354            2000
                               12.097773           23.915562           97.69%                   0            1999
                               10.000000           12.097773           20.98%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              12.277582           11.774488           -4.10%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               13.891206           12.277582          -11.62%                   0            2001
                               12.632809           13.891206            9.96%                   0            2000
                               10.577601           12.632809           19.43%                   0            1999
                               10.000000           10.577601            5.78%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.185996          -18.14%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.609139            9.233843          -20.46%                 799            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
                               12.841696           11.609139           -9.60%                 200            2001
                               14.562313           12.841696          -11.82%                 832            2000
                               12.507622           14.562313           16.43%                 287            1999
                               10.000000           12.507622           25.08%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.183425            8.784787          -21.45%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
                               16.007673           11.183425          -30.14%                   0            2001
                               19.508116           16.007673          -17.94%                  37            2000
                               12.054452           19.508116           61.83%                   0            1999
                               10.000000           12.054452           20.54%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.041711          -19.58%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.965608          -20.34%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.302552           12.328634          -13.80%               2,497            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
                               12.851555           14.302552           11.29%               1,866            2001
                               11.026014           12.851555           16.56%               1,803            2000
                               11.272705           11.026014           -2.19%                   0            1999
                               10.000000           11.272705           12.73%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          11.650462            7.567283          -35.05%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.550469           11.650462          -29.61%                   0            2001
                               20.695562           16.550469          -20.03%                   0            2000
                               12.830950           20.695562           61.29%                   0            1999
                               10.000000           12.830950           28.31%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           9.794534            7.738943          -20.99%                   0            2002
International Focus
Portfolio - Q/NQ
                               12.775184            9.794534          -23.33%                   0            2001
                               17.474463           12.775184          -26.89%                   0            2000
                               11.544672           17.474463           51.36%                   0            1999
                               10.000000           11.544672           15.45%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          13.331498           10.113964          -24.13%                   0            2002
Large Cap Value
Portfolio - Q/NQ
                               13.388420           13.331498           -0.43%                   0            2001
                               12.460330           13.388420            7.45%                   0            2000
                               11.888597           12.460330            4.81%                   0            1999
                               10.000000           11.888597           18.89%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment             10.000000            7.605654          -23.94%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially           10.990787            7.703845          -29.91%                 210            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.391057           10.990787          -23.63%                 204            2001
                               16.395915           14.391057          -12.23%                 528            2000
                               12.776857           16.395915           28.33%                  82            1999
                               10.000000           12.776857           27.77%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index            11.490304            8.800186          -23.41%               4,299            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.264252           11.490304          -13.37%               4,163            2001
                               14.820270           13.264252          -10.50%               5,986            2000
                               12.456413           14.820270           18.98%                 541            1999
                               10.000000           12.456413           24.56%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable               11.937596            9.807948          -17.84%               1,076            2002
Investment Fund
-Appreciation
Portfolio- Initial
Shares - Q/NQ
                               13.344202           11.937596          -10.54%                 212            2001
                               13.614453           13.344202           -1.99%                 608            2000
                               12.382184           13.614453            9.95%                  38            1999
                               10.000000           12.382184           23.82%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.355438           12.244728            7.83%                 138            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.657518           11.355438            6.55%                 171            2001
                                9.780523           10.657518            8.97%                   0            2000
                               10.000000            9.780523           -2.19%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   12.375831           10.133398          -18.12%               1,116            2002
Equity-Income
Portfolio: Service
Class- Q/NQ
                               13.218906           12.375831           -6.38%                 598            2001
                               12.371310           13.218906            6.85%                 555            2000
                               11.802357           12.371310            4.82%                   0            1999
                               10.000000           11.802357           18.02%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth            12.446254            8.570136          -31.14%               1,920            2002
Portfolio: Service
Class - Q/NQ
                               15.336364           12.446254          -18.84%                 772            2001
                               17.479679           15.336364          -12.26%               1,385            2000
                               12.906358           17.479679           35.43%                  23            1999
                               10.000000           12.906358           29.06%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.444808            7.610038            2.22%                 140            2002
Income Portfolio:
Service Class - Q/NQ
                                8.566348            7.444808          -13.09%                 126            2001
                               11.220168            8.566348          -23.65%                  53            2000
                               10.523939           11.220168            6.62%                   0            1999
                               10.000000           10.523939            5.24%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.602942            8.331809          -21.42%                 632            2002
Portfolio: Service
Class - Q/NQ
                               13.653448           10.602942          -22.34%                  81            2001
                               17.117558           13.653448          -20.24%                  35            2000
                               12.179658           17.117558           40.54%                   0            1999
                               10.000000           12.179658           21.80%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.000000            7.726868          -22.73%                 206            2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                12.461548           11.134608          -10.65%               3,437            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.415058           12.461548          -13.55%               2,564            2001
                               15.663065           14.415058           -7.97%               2,155            2000
                               12.789109           15.663065           22.47%                  73            1999
                               10.000000           12.789109           27.89%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.719070            6.716136          -22.97%               1,080            2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.330777            8.719070          -15.60%                 245            2001
                               12.643267           10.330777          -18.29%                 142            2000
                               12.301762           12.643267            2.78%                  40            1999
                               10.000000           12.301762           23.02%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.441418          -25.59%                  59            2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton             10.000000            7.860031          -21.40%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.573946            7.808298          -26.16%                 621            2002
Value Fund: Class I -
Q/NQ
                               12.202501           10.573946          -13.35%                   0            2001
                               13.838584           12.202501          -11.82%                   0            2000
                               11.838823           13.838584           16.89%                   0            1999
                               10.000000           11.838823           18.39%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.164624           13.505833          -16.45%                 209            2002
Cap Index Fund: Class I
- Q/NQ
                               16.603938           16.164624           -2.65%                 144            2001
                               14.608445           16.603938           13.66%                  12            2000
                               12.246138           14.608445           19.29%                   0            1999
                               10.000000           12.246138           22.46%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.785504            9.964745            1.83%                  17            2002
High Income Bond Fund:
Class I - Q/NQ
                                9.518824            9.785504            2.80%                   0            2001
                               10.519004            9.518824           -9.51%                   0            2000
                               10.333294           10.519004            1.80%                   0            1999
                               10.000000           10.333294            3.33%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.121795            6.791842          -16.38%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.683765            8.121795           -6.47%                   0            2001
                               10.000000            8.683765          -13.16%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.503370          -24.97%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.808359          -11.92%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.433972          -15.66%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.388600            1.912655          -43.56%               1,938            2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                5.997839            3.388600          -43.50%                   0            2001
                               10.000000            5.997839          -40.02%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.124249         -28.76%                  139            2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.926832         -20.73%                    0            2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.142753           12.199721           9.49%                  507            2002
Government Bond Fund:
Class I - Q/NQ
                               10.531983           11.142753           5.80%                  484            2001
                                9.485894           10.531983          11.03%                    0            2000
                                9.846859            9.485894          -3.67%                    0            1999
                               10.000000            9.846859          -1.53%                    0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.570618            4.620133         -29.68%                  130            2002
Growth Fund: Class I -
Q/NQ
                                9.269045            6.570618         -29.11%                   75            2001
                               12.788549            9.269045         -27.52%                  880            2000
                               12.431774           12.788549           2.87%                   70            1999
                               10.000000           12.431774          24.32%                    0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.488671            4.858005         -25.13%                    0            2002
International Growth
Fund: Class I - Q/NQ
                                9.219512            6.488671         -29.62%                    0            2001
                               10.000000            9.219512          -7.80%                    0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.764530         -22.35%                    0            2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.923961          -0.76%                    0            2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.521061          -4.79%                    0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.025163          -9.75%                    0            2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.226725          -17.73%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.578257          -14.22%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.242999            8.228218          -37.87%                 338            2002
Cap Growth Fund: Class
I - Q/NQ
                               19.264494           13.242999          -31.26%                  57            2001
                               23.075929           19.264494          -16.52%                   0            2000
                               12.660760           23.075929           82.26%                   0            1999
                               10.000000           12.660760           26.61%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.155845           11.138565           -0.15%                 497            2002
Money Market Fund*:
Class I - Q/NQ
                               10.916008           11.155845            2.20%                 304            2001
                               10.435669           10.916008            4.60%                 167            2000
                               10.089342           10.435669            3.43%               4,169            1999
                               10.000000           10.089342            0.89%               4,169            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.41%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.621089            8.659317          -18.47%               1,340            2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.210612           10.621089          -13.02%                 883            2001
                               12.644908           12.210612           -3.43%               1,081            2000
                               11.985762           12.644908            5.50%                 377            1999
                               10.000000           11.985762           19.86%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.122198           -8.78%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.        10.000000            7.484456          -25.16%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.252768            7.546232          -26.40%                 661            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.802092           10.252768          -19.91%                   0            2001
                               14.799960           12.802092          -13.50%                   0            2000
                               12.204564           14.799960           21.27%                   0            1999
                               10.000000           12.204564           22.05%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            14.778663            9.725788          -34.19%                 525            2002
Growth Fund: Class I -
Q/NQ
                               16.803658           14.778663          -12.05%                  11            2001
                               20.318124           16.803658          -17.30%                   0            2000
                               10.000000           20.318124          103.18%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            22.681958           16.297452          -28.15%                  26            2002
Value Fund: Class I -
Q/NQ
                               17.925387           22.681958           26.54%                   7            2001
                               16.339365           17.925387            9.71%                   3            2000
                               12.956203           16.339365           26.11%                   0            1999
                               10.000000           12.956203           29.56%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        17.018889           13.879545          -18.45%                  44            2002
Fund: Class I - Q/NQ
                               18.493168           17.018889           -7.97%                  13            2001
                               17.213333           18.493168            7.44%                 127            2000
                               12.115436           17.213333           42.08%                  31            1999
                               10.000000           12.115436           21.15%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           9.918634            8.579903          -13.50%                 488            2002
Balanced Fund: Class I
- Q/NQ
                               10.438746            9.918634           -4.98%                 598            2001
                               10.618109           10.438746           -1.69%                 580            2000
                               10.670741           10.618109           -0.49%                 305            1999
                               10.000000           10.670741            6.71%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Nationwide GVIT          12.613785            9.287776          -26.37%                   0             2002
Strategic Value Fund:
Class I - Q/NQ
                              13.217900           12.613785           -4.57%                   0             2001
                              12.450334           13.217900            6.17%                   0             2000
                              13.020484           12.450334           -4.38%                   0             1999
                              10.000000           13.020484           30.20%                   0             1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
GVIT Turner GVIT Growth        3.802866            2.143637          -43.63%                   0             2002
Focus Fund: Class I -
Q/NQ
                               6.323419            3.802866          -39.86%                   0             2001
                              10.000000            6.323419          -36.77%                   0             2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
GVIT Turner GVIT Growth       10.000000            7.485430          -25.15%                   0             2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
GVIT Van Kampen GVIT          10.989466           11.622486            5.76%                  36             2002
Multi Sector Bond Fund:
Class I - Q/NQ
                              10.692772           10.989466            2.77%                   0             2001
                              10.258279           10.692772            4.24%                   0             2000
                              10.239367           10.258279            0.18%                   0             1999
                              10.000000           10.239367            2.39%                   0             1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Janus Aspen Series -           6.271720            5.201491          -17.06%               4,701             2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                               8.133724            6.271720          -22.89%               2,984             2001
                              10.000000            8.133724          -18.66%               2,066             2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Janus Aspen Series -           4.019173            2.341922           -41.73%               4,009            2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                               6.500322            4.019173           -38.17%               2,453            2001
                              10.000000            6.500322           -35.00%               2,117            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Janus Aspen Series -          10.000000            7.090507           -29.09%                 245            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Janus Aspen Series -           6.171086            4.519598           -26.76%               2,429            2002
International Growth
Portfolio: Service
Shares - Q/NQ
                               8.170438            6.171086           -24.47%               2,541            2001
                              10.000000            8.170438           -18.30%               2,121            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -          10.000000            7.737652           -22.62%                 198            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT          14.154744           10.270302           -27.44%                  10            2002
Guardian Portfolio -
Q/NQ
                              14.569299           14.154744            -2.85%                   0            2001
                              14.602403           14.569299            -0.23%                 398            2000
                              12.878920           14.602403            13.38%                   0            1999
                              10.000000           12.878920            28.79%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT          14.494171           10.103131           -30.30%                  59            2002
Mid Cap Growth
Portfolio: Class I -
Q/NQ
                              19.499868           14.494171           -25.67%                  20            2001
                              21.358908           19.499868            -8.70%                  18            2000
                              14.069118           21.358908            51.81%                   0            1999
                              10.000000           14.069118            40.69%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT          11.953368            8.944911           -25.17%                 561            2002
Partners Portfolio -
Q/NQ
                              12.470576           11.953368            -4.15%                   0            2001
                              12.552194           12.470576            -0.65%                   0            2000
                              11.850559           12.552194             5.92%                   0            1999
                              10.000000           11.850559            18.51%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Oppenheimer Variable          14.177025           10.098682           -28.77%                 919            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                              20.910873           14.177025           -32.20%                 274            2001
                              23.879534           20.910873           -12.43%                  58            2000
                              13.183516           23.879534            81.13%                   0            1999
                              10.000000           13.183516            31.84%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Oppenheimer Variable          15.700970           11.328575           -27.85%                 770            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class  - Q/NQ
                              18.207193           15.700970           -13.77%                 426            2001
                              18.497677           18.207193            -1.57%                 673            2000
                              13.236669           18.497677            39.75%                   0            1999
                              10.000000           13.236669            32.37%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Oppenheimer Variable           8.253527            6.339745           -23.19%               2,096            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                               9.512275            8.253527           -13.23%                 571            2001
                              10.000000            9.512275            -4.88%                   0            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Oppenheimer Variable          11.810153            9.460540           -19.89%               5,458            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                              13.326790           11.810153           -11.38%               4,613            2001
                              14.807604           13.326790           -10.00%               4,179            2000
                              12.332876           14.807604            20.07%                   0            1999
                              10.000000           12.332876            23.33%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Strong Opportunity Fund        9.297902            6.712333           -27.81%               1,303            2002
II, Inc.: Investor
Class - Q/NQ
                               9.788444            9.297902            -5.01%               1,094            2001
                              10.000000            9.788444            -2.12%                 477            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
The Universal                 17.347230           18.691227             7.75%                  53            2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                              15.972670           17.347230             8.61%                   0            2001
                              14.534982           15.972670             9.89%                   0            2000
                              11.388309           14.534982            27.63%                   0            1999
                              10.000000           11.388309            13.88%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
The Universal                 10.000000            8.123074           -18.77%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
The Universal                  6.004330            4.077618           -32.09%               1,256            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                               8.611387            6.004330           -30.27%                  40            2001
                              10.000000            8.611387           -13.89%                   0            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
The Universal                 13.576808           13.288079            -2.13%                 572            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                              12.530461           13.576808             8.35%                   0            2001
                              12.057366           12.530461             3.92%                   0            2000
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Van Eck Worldwide             13.857976           13.274041            -4.21%                  11            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                              14.308006           13.857976            -3.15%                   0            2001
                              24.947866           14.308006           -42.65%                   0            2000
                              12.626347           24.947866            97.59%                   0            1999
                              10.000000           12.626347            26.26%                   0            1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------
Van Eck Worldwide             11.487829           11.011517           -4.15%                  10             2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                              13.004291           11.487829          -11.66%                   0             2001
                              11.832203           13.004291            9.91%                   0             2000
                               9.912267           11.832203           19.37%                   0             1999
                              10.000000            9.912267           -0.88%                   0             1998
------------------------- ------------------ ------------------- ------------------- ------------------- -------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000            8.183208          -18.17%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.590032            9.213961          -20.50%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
                               12.827110           11.590032           -9.64%                   0            2001
                               14.553111           12.827110          -11.86%                   0            2000
                               12.506047           14.553111           16.37%                   0            1999
                               10.000000           12.506047           25.06%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.165028            8.765875          -21.49%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
                               15.989500           11.165028          -30.17%                   0            2001
                               19.495801           15.989500          -17.98%                   0            2000
                               12.052929           19.495801           61.75%                   0            1999
                               10.000000           12.052929           20.53%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.038975          -19.61%                   0            2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.962903          -20.37%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               14.279045           12.302130          -13.84%                   0            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
                               12.836968           14.279045           11.23%                   0            2001
                               11.019041           12.836968           16.50%                   0            2000
                               11.271284           11.019041           -2.24%                   0            1999
                               10.000000           11.271284           12.71%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          11.631260            7.550966          -35.08%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                               16.531655           11.631260          -29.64%                   0            2001
                               20.682481           16.531655          -20.07%                   0            2000
                               12.829333           20.682481           61.21%                   0            1999
                               10.000000           12.829333           28.29%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.778400            7.722272          -21.03%                   0            2002
International Focus
Portfolio - Q/NQ
                               12.760667            9.778400          -23.37%                   0            2001
                               17.463426           12.760667          -26.93%                   0            2000
                               11.543216           17.463426           51.29%                   0            1999
                               10.000000           11.543216           15.43%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          13.309568           10.092195          -24.17%                   0            2002
Large Cap Value
Portfolio - Q/NQ
                               13.373210           13.309568           -0.48%                   0            2001
                               12.452445           13.373210            7.39%                   0            2000
                               11.887094           12.452445            4.76%                   0            1999
                               10.000000           11.887094           18.87%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment             10.000000            7.603070          -23.97%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially           10.972704            7.687264          -29.94%                   1            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
                               14.374715           10.972704          -23.67%                   1            2001
                               16.385550           14.374715          -12.27%                  12            2000
                               12.775247           16.385550           28.26%                   0            1999
                               10.000000           12.775247           27.75%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index            11.471393            8.781243          -23.45%                   1            2002
Fund, Inc. - Initial
Shares - Q/NQ
                               13.249172           11.471393          -13.42%                   1            2001
                               14.810885           13.249172          -10.54%                  27            2000
                               12.454838           14.810885           18.92%                   0            1999
                               10.000000           12.454838           24.55%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable               11.917939            9.786828          -17.88%                   0            2002
Investment Fund
-Appreciation Portfolio
- Initial Shares - Q/NQ
                               13.329025           11.917939          -10.59%                   0            2001
                               13.605834           13.329025           -2.03%                   0            2000
                               12.380620           13.605834            9.90%                   0            1999
                               10.000000           12.380620           23.81%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.340121           12.222015            7.78%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               10.648571           11.340121            6.49%                   0            2001
                                9.777237           10.648571            8.91%                   0            2000
                               10.000000            9.777237           -2.23%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   12.355466           10.111588          -18.16%                   1            2002
Equity-Income
Portfolio: Service
Shares -Q/NQ
                               13.203880           12.355466           -6.43%                   1            2001
                               12.363474           13.203880            6.80%                   0            2000
                               11.800868           12.363474            4.77%                   8            1999
                               10.000000           11.800868           18.01%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.425772            8.551687          -31.18%                   1            2002
Portfolio: Service
Shares- Q/NQ
                               15.318941           12.425772          -18.89%                   1            2001
                               17.468631           15.318941          -12.31%                   0            2000
                               12.904732           17.468631           35.37%                   4            1999
                               10.000000           12.904732           29.05%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.432559            7.593653            2.17%                   0            2002
Income Portfolio:
Service Class - Q/NQ
                                8.556624            7.432559          -13.14%                   0            2001
                               11.213084            8.556624          -23.69%                   0            2000
                               10.522617           11.213084            6.56%                   0            1999
                               10.000000           10.522617            5.23%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.585490            8.313864          -21.46%                   0            2002
Portfolio: Service
Class - Q/NQ
                               13.637938           10.585490           22.38%                   0            2001
                               17.106743           13.637938          -20.28%                   0            2000
                               12.178128           17.106743           40.47%                   0            1999
                               10.000000           12.178128           21.78%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.000000            7.724242          -22.76%                   0            2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                12.441038           11.110642          -10.69%                 465            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.398684           12.441038          -13.60%                   0            2001
                               15.653161           14.398684           -8.01%                   0            2000
                               12.787496           15.653161           22.41%                   0            1999
                               10.000000           12.787496           27.87%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         8.704709            6.701675          -23.01%                   0            2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.319040            8.704709          -15.64%                   0            2001
                               12.635267           10.319040          -18.33%                   0            2000
                               12.300214           12.635267            2.72%                   0            1999
                               10.000000           12.300214           23.00%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.438892          -25.61%                 647            2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton             10.000000            7.857358          -21.43%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.556552            7.791482          -26.19%                   0            2002
Value Fund: Class I -
Q/NQ
                               12.188636           10.556552          -13.39%                   0            2001
                               13.829829           12.188636          -11.87%                   0            2000
                               11.837331           13.829829           16.83%                   0            1999
                               10.000000           11.837331           18.37%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.138025           13.476762          -16.49%                   0            2002
Cap Index Fund: Class I
- Q/NQ
                               16.585077           16.138025           -2.70%                   0            2001
                               14.599208           16.585077           13.60%                   0            2000
                               12.244601           14.599208           19.23%                   0            1999
                               10.000000           12.244601           22.45%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.769394            9.943317            1.78%                   0            2002
High Income Bond Fund:
Class I - Q/NQ
                                9.507993            9.769394            2.75%                   0            2001
                               10.512337            9.507993           -9.55%                   0            2000
                               10.331990           10.512337            1.75%                   0            1999
                               10.000000           10.331990            3.32%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.116661            6.784099          -16.42%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                8.682706            8.116661           -6.52%                   0            2001
                               10.000000            8.682706          -13.17%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.500827          -24.99%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.804197          -11.96%                   0            2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.429985          -15.70%                   0            2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.386452            1.910471          -43.58%                   0            2002
Global Technology and
Communications Fund:
Class I - Q/NQ
                                5.997100            3.386452          -43.53%                   0            2001
                               10.000000            5.997100          -40.03%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.121827          -28.78%                   0            2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            7.923073          -20.77%                   0            2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.124403           12.173458            9.43%                   0            2002
Government Bond Fund:
Class I - Q/NQ
                               10.519995           11.124403            5.75%                   0            2001
                                9.479885           10.519995           10.97%                  43            2000
                                9.845615            9.479885           -3.71%                  15            1999
                               10.000000            9.845615           -1.54%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.559782            4.610169          -29.72%                   0            2002
Growth Fund: Class I -
Q/NQ
                                9.258498            6.559782          -29.15%                 713            2001
                               12.780450            9.258498          -27.56%                 524            2000
                               12.430206           12.780450            2.82%                   0            1999
                               10.000000           12.430206           24.30%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.484565            4.852467          -25.17%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                9.218392            6.484565           29.66%                   0            2001
                               10.000000            9.218392           -7.82%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.761892          -22.38%                   0            2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.919273           -0.81%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.516564           -4.83%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.020903           -9.79%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.574196          -14.26%                   0            2002
Investors Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.222834          -17.77%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         13.221187            8.210492          -37.90%                   6            2002
Cap Growth Fund: Class
I - Q/NQ
                               19.242613           13.221187          -31.29%                   6            2001
                               23.061361           19.242613          -16.56%                   0            2000
                               12.659167           23.061361           82.17%                   0            1999
                               10.000000           12.659167           26.59%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.137467           11.114578           -0.21%                  36            2002
Money Market Fund*:
Class I - Q/NQ
                               10.903584           11.137467            2.15%                   0            2001
                               10.429048           10.903584            4.55%                  71            2000
                               10.088053           10.429048            3.38%                   0            1999
                               10.000000           10.088053            0.88%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.603608            8.640665          -18.51%                   1            2002
Nationwide(R)Fund: Class
I - Q/NQ
                               12.196740           10.603608          -13.06%                 623            2001
                               12.636905           12.196740           -3.48%                 499            2000
                               11.984248           12.636905            5.45%                  11            1999
                               10.000000           11.984248           19.84%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.117886           -8.82%                   0            2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.        10.000000            7.480912          -25.19%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.235887            7.529984          -26.44%                  50            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                               12.787543           10.235887          -19.95%                  51            2001
                               14.790595           12.787543          -13.54%                  52            2000
                               12.203027           14.790595           21.20%                   0            1999
                               10.000000           12.203027           22.03%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            14.758730            9.707740          -34.22%                   0            2002
Growth Fund: Class I -
Q/NQ
                               16.789563           14.758730          -12.10%                   0            2001
                               20.311328           16.789563          -17.34%                   0            2000
                               10.000000           20.311328          103.11%                   0            1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.46%%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            22.644645           16.262376          -28.18%                   0            2002
Value Fund: Class I -
Q/NQ
                               17.905028           22.644645           26.47%                   0            2001
                               16.329040           17.905028            9.65%                   0            2000
                               12.954576           16.329040           26.05%                   0            1999
                               10.000000           12.954576           29.55%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        16.990870           13.849676          -18.49%                   0            2002
Fund: Class I - Q/NQ
                               18.472168           16.990870           -8.02%                   0            2001
                               17.202461           18.472168            7.38%                   0            2000
                               12.113907           17.202461           42.01%                   0            1999
                               10.000000           12.113907           21.14%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           9.902320            8.561448          -13.54%                   0            2002
Balanced Fund: Class I
- Q/NQ
                               10.426893            9.902320           -5.03%                   0            2001
                               10.611396           10.426893           -1.74%                  34            2000
                               10.669391           10.611396           -0.54%                   0            1999
                               10.000000           10.669391            6.69%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT           12.593029            9.267781          -26.41%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                               13.202878           12.593029           -4.62%                   0            2001
                               12.442449           13.202878            6.11%                   0            2000
                               13.018839           12.442449           -4.43%                   0            1999
                               10.000000           13.018839           30.19%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth         3.800451            2.141179          -43.66%                   0            2002
Focus Fund: Class I -
Q/NQ
                                6.322639            3.800451          -39.89%                   0            2001
                               10.000000            6.322639          -36.77%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner Growth             10.000000            7.482888          -25.17%                   0            2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.971350           11.597439            5.71%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                               10.680606           10.971350            2.72%                   0            2001
                               10.251777           10.680606            4.18%                   0            2000
                               10.238069           10.251777            0.13%                   0            1999
                               10.000000           10.238069            2.38%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.265584            5.193752          -17.11%                   1            2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                8.129929            6.265584          -22.93%                   2            2001
                               10.000000            8.129929          -18.70%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            4.015227            2.338439          -41.76%                   0            2002
Global Technology
Portfolio: Service
Shares - Q/NQ
                                6.497274            4.015227          -38.20%                   0            2001
                               10.000000            6.497274          -35.03%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.088099          -29.12%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.165048            4.512894          -26.80%                   0            2002
International Growth
Portfolio: Service
Shares - Q/NQ
                                8.166613            6.165048          -24.51%                 849            2001
                               10.000000            8.166613          -18.33%                 649            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.735029          -22.65%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.131442           10.248188          -27.48%                   0            2002
Guardian Portfolio -
Q/NQ
                               14.552749           14.131442           -2.90%                   0            2001
                               14.593171           14.552749           -0.28%                   0            2000
                               12.877297           14.593171           13.32%                   0            1999
                               10.000000           12.877297           28.77%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.470284           10.081358          -30.33%                   0            2002
Mid Cap Growth
Portfolio: Class I -
Q/NQ
                               19.477696           14.470284          -25.71%                   0            2001
                               21.345408           19.477696           -8.75%                   0            2000
                               14.067351           21.345408           51.74%                   0            1999
                               10.000000           14.067351           40.67%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           11.933692            8.925645          -25.21%                   0            2002
Partners Portfolio -
Q/NQ
                               12.456413           11.933692           -4.20%                   0            2001
                               12.544255           12.456413           -0.70%                   0            2000
                               11.849067           12.544255            5.87%                   0            1999
                               10.000000           11.849067           18.49%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           14.153669           10.076931          -28.80%                   1            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class- Q/NQ
                               20.887100           14.153669          -32.24%                 310            2001
                               23.864429           20.887100          -12.48%                 233            2000
                               13.181851           23.864429           81.04%                   0            1999
                               10.000000           13.181851           31.82%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           15.675123           11.304185          -27.88%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               18.186519           15.675123          -13.81%                   0            2001
                               18.485985           18.186519           -1.62%                   0            2000
                               13.235004           18.485985           39.67%                   0            1999
                               10.000000           13.235004           32.35%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.246547            6.331165          -23.23%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
                                9.509088            8.246547          -13.28%                   0            2001
                               10.000000            9.509088           -4.91%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.790725            9.440180          -19.94%                 533            2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                               13.311650           11.790725          -11.43%                   1            2001
                               14.798240           13.311650          -10.05%                   0            2000
                               12.331317           14.798240           20.01%                   0            1999
                               10.000000           12.331317           23.31%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.290050            6.703248          -27.84%                 739            2002
II, Inc.: Investor
Class - Q/NQ
                                9.785166            9.290050           -5.06%                   0            2001
                               10.000000            9.785166           -2.15%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  17.318710           18.651037            7.69%                   0            2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
                               15.954543           17.318710            8.55%                   0            2001
                               14.525802           15.954543            9.84%                   0            2000
                               11.386873           14.525802           27.57%                   0            1999
                               10.000000           11.386873           13.87%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.000000            8.120315          -18.80%                   0            2002
Institutional Funds,
Inc. - International
Magnum Portfolio: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   5.999237            4.072095          -32.12%                   0            2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
                                8.608498            5.999237          -30.31%                   0            2001
                               10.000000            8.608498          -13.92%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.554456           13.259472           -2.18%                   0            2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
                               12.516221           13.554456            8.30%                   0            2001
                               12.045311           12.516221            3.91%                   0            2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Eck Worldwide              13.835162           13.245459           -4.26%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                               14.291739           13.835162           -3.19%                   0            2001
                               24.932117           14.291739          -42.68%                   0            2000
                               12.624752           24.932117           97.49%                   0            1999
                               10.000000           12.624752           26.25%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              11.468935           10.987828           -4.19%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                               12.989532           11.468935          -11.71%                   0            2001
                               11.824722           12.989532            9.85%                   0            2000
                                9.911011           11.824722           19.31%                   0            1999
                               10.000000            9.911011           -0.89%                   0            1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.180432          -18.20%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.570948            9.194119          -20.54%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I- Q/NQ
                                 12.812521           11.570948           -9.69%                   0            2001
                                 14.543892           12.812521          -11.90%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.146637            8.747002          -21.53%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I- Q/NQ
                                 15.971330           11.146637          -30.21%                   0            2001
                                 19.483474           15.971330          -18.03%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.036243          -19.64%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.960197          -20.40%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        14.255535           12.275645          -13.89%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
                                 12.822378           14.255535           11.18%                   0            2001
                                 11.012072           12.822378           16.44%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            11.612109            7.534703          -35.11%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                                 16.512879           11.612109          -29.68%                   0            2001
                                 20.669425           16.512879          -20.11%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             9.762282            7.705625          -21.07%                   0            2002
International Equity
Focus Portfolio - Q/NQ
                                 12.746142            9.762282          -23.41%                   0            2001
                                 17.452381           12.746142          -26.97%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -            13.287675           10.070482          -24.21%                   0            2002
Large Cap Value Portfolio
- Q/NQ
                                 13.358023           13.287675           -0.53%                   0            2001
                                 12.444575           13.358023            7.34%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               10.000000            7.600492          -24.00%                 221            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             10.954608            7.670681          -29.98%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
                                 14.358357           10.954608          -23.71%                   0            2001
                                 16.375184           14.358357          -12.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,        11.452508            8.762333          -23.49%                   0            2002
Inc. - Initial Shares -
Q/NQ
                                 13.234124           11.452508          -13.46%                   0            2001
                                 14.801530           13.234124          -10.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 11.898327            9.765754          -17.92%                   0            2002
Investment Fund
-Appreciation Portfolio-
Initial Shares - Q/NQ
                                 13.313894           11.898327          -10.63%                   0            2001
                                 13.597232           13.313894           -2.08%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.324824           12.199338            7.72%                 305            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                 10.639621           11.324824            6.44%                   0            2001
                                  9.773948           10.639621            8.86%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                     12.335099           10.089795          -18.20%               1,149            2002
Equity-Income Portfolio:
Service Class- Q/NQ
                                 13.188860           12.335099           -6.47%                 778            2001
                                 12.355641           13.188860            6.74%                 261            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              12.405324            8.533273          -31.21%               1,343            2002
Portfolio: Service Class
- Q/NQ
                                 15.301552           12.405324          -18.93%                 791            2001
                                 17.457597           15.301552          -12.35%                 216            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          7.420301            7.577300            2.12%                 561            2002
Portfolio: Service Class
- Q/NQ
                                  8.546878            7.420301          -13.18%                 635            2001
                                 11.205978            8.546878          -23.73%                 186            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.568057            8.295957          -21.50%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 13.622435           10.568057          -22.42%                 444            2001
                                 17.095933           13.622435          -20.32%                 120            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas            10.000000            7.721614          -22.78%                 529            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                  12.420560           11.086716          -10.74%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                 14.382315           12.420560          -13.64%                   0            2001
                                 15.643260           14.382315           -8.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           8.690341            6.687212          -23.05%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
                                 10.307281            8.690341          -15.69%                   0            2001
                                 12.627255           10.307281          -18.37%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.436365          -25.64%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton               10.000000            7.854689          -21.45%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               10.539153            7.774693          -26.23%                   0            2002
Value Fund: Class I -
Q/NQ
                                 12.174767           10.539153          -13.43%                   0            2001
                                 13.821079           12.174767          -11.91%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            16.111432           13.447730          -16.53%                   0            2002
Cap Index Fund: Class
I - Q/NQ
                                 16.566203           16.111432           -2.75%                   0            2001
                                 14.589957           16.566203           13.55%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          9.753315            9.921909            1.73%                   0            2002
Income Bond Fund: Class I
- Q/NQ
                                  9.497186            9.753315            2.70%                   0            2001
                                 10.505688            9.497186           -9.60%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.111518            6.776365          -16.46%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                  8.681644            8.111518           -6.57%                   0            2001
                                 10.000000            8.681644          -13.18%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.498277          -25.02%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Global        10.000000            8.800026          -12.00%                   0            2002
Financial Services Fund:
Class III Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.426002          -15.74%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.384294            1.908285          -43.61%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
                                  5.996363            3.384294          -43.56%                   0            2001
                                 10.000000            5.996363          -40.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.119398          -28.81%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.919326          -20.81%                   0            2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.106073           12.147237            9.37%                 697            2002
Government Bond Fund:
Class I - Q/NQ
                                 10.508016           11.106073            5.69%                 423            2001
                                  9.473867           10.508016           10.92%                 162            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         6.548971            4.600232          -29.76%                   0            2002
Fund: Class I - Q/NQ
                                  9.247972            6.548971          -29.18%                   0            2001
                                 12.772360            9.247972          -27.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.480453            4.846917          -25.21%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                  9.217263            6.480453          -29.69%                   0            2001
                                 10.000000            9.217263           -7.83%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.759258          -22.41%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.914588           -0.85%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               10.000000            9.512081           -4.88%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.016631           -9.83%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.570137          -14.30%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.218945          -17.81%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           13.199389            8.192786          -37.93%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
                                 19.220739           13.199389          -31.33%                   0            2001
                                 23.046789           19.220739          -16.60%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         11.119112           11.090636           -0.26%                   0            2002
Market Fund*: Class I -
Q/NQ
                                 10.891167           11.119112            2.09%                   0            2001
                                 10.422427           10.891167            4.50%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.586142            8.622061          -18.55%               2,796            2002
Nationwide(R)Fund: Class I
- Q/NQ
                                 12.182869           10.586142          -13.11%               2,717            2001
                                 12.628895           12.182869           -3.53%                 806            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.113577           -8.86%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          10.000000            7.477365          -25.23%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.219036            7.513762          -26.47%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                                 12.773009           10.219036          -20.00%                   0            2001
                                 14.781243           12.773009          -13.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.51%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap              14.738777            9.689686          -34.26%                 413            2002
Growth Fund: Class I -
Q/NQ
                                 16.775454           14.738777          -12.14%                 343            2001
                                 20.304522           16.775454          -17.38%                  96            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap Value        22.607355           16.227347          -28.22%                 254            2002
Fund: Class I - Q/NQ
                                 17.884672           22.607355           26.41%                 227            2001
                                 16.318704           17.884672            9.60%                  91            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          16.962886           13.819838          -18.53%                   0            2002
Fund: Class I - Q/NQ
                                 18.451164           16.962886           -8.07%                   0            2001
                                 17.191574           18.451164            7.33%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             9.886012            8.543005          -13.58%                   0            2002
Balanced Fund: Class I -
Q/NQ
                                 10.415037            9.886012           -5.08%                   0            2001
                                 10.604669           10.415037           -1.79%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT             12.572301            9.247825          -26.44%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                                 13.187886           12.572301           -4.67%                   0            2001
                                 12.434581           13.187886            6.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.798019            2.138725          -43.69%                   0            2002
Focus Fund: Class I - Q/NQ
                                  6.321864            3.798019          -39.92%                   0            2001
                                 10.000000            6.321864          -36.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          10.000000            7.480339          -25.20%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT             10.953304           11.572500            5.65%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                 10.668471           10.953304            2.67%                   0            2001
                                 10.245290           10.668471            4.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.259448            5.186035          -17.15%               1,581            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
                                  8.126129            6.259448          -22.97%               1,564            2001
                                 10.000000            8.126129          -18.74%                 414            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              4.011291            2.334963          -41.79%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
                                  6.494235            4.011291          -38.23%               2,420            2001
                                 10.000000            6.494235          -35.06%                 448            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -             10.000000            7.085688          -29.14%                 534            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.159009            4.506173          -26.84%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
                                  8.162793            6.159009          -24.55%                 796            2001
                                 10.000000            8.162793          -18.37%                 194            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.732399          -22.68%                 530            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.108196           10.226131          -27.52%                   0            2002
Guardian Portfolio - Q/NQ
                                 14.536223           14.108196           -2.94%                   0            2001
                                 14.583938           14.536223           -0.33%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.446438           10.059629          -30.37%                  30            2002
Mid-Cap Growth Portfolio:
Class I - Q/NQ
                                 19.455564           14.446438          -25.75%                  17            2001
                                 21.331920           19.455564           -8.80%                   6            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             11.914038            8.906424          -25.24%                   0            2002
Partners Portfolio - Q/NQ
                                 12.442244           11.914038           -4.25%                   0            2001
                                 12.536312           12.442244           -0.75%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             14.130362           10.055227          -28.84%                  29            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                 20.863367           14.130362          -32.27%                  16            2001
                                 23.849355           20.863367          -12.52%                   5            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             15.649321           11.279831          -27.92%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                                 18.165855           15.649321          -13.85%                   0            2001
                                 18.474301           18.165855           -1.67%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.239576            6.322604          -23.27%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                  9.505903            8.239576          -13.32%                   0            2001
                                 10.000000            9.505903           -4.94%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable             11.771303            9.419845          -19.98%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                                 13.296520           11.771303          -11.47%                   0            2001
                                 14.788879           13.296520          -10.09%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund           9.282194            6.694178          -27.88%                 502            2002
II, Inc.: Investor Class
- Q/NQ
                                  9.781883            9.282194           -5.11%                   0            2001
                                 10.000000            9.781883           -2.18%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    17.290213           18.610910            7.64%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
                                 15.936413           17.290213            8.50%                   0            2001
                                 14.516616           15.936413            9.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    10.000000            8.117559          -18.82%                   0            2002
Institutional Funds, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.994160            4.066580          -32.16%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
                                  8.605609            5.994160          -30.35%                   0            2001
                                 10.000000            8.605609          -13.94%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.532141           13.230935           -2.23%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
                                 12.501983           13.532141            8.24%                   0            2001
                                 12.033260           12.501983            3.90%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                13.812362           13.216913           -4.31%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                                 14.275487           13.812362           -3.24%                   0            2001
                                 24.916384           14.275487          -42.71%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                11.450041           10.964166           -4.24%                  39            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                                 12.974758           11.450041          -11.75%                  25            2001
                                 11.817233           12.974758            9.80%                  12            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.50%)

              (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.177656          -18.22%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.551890            9.174309          -20.58%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.128268            8.728132          -21.57%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.033520          -19.66%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.957490          -20.43%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        14.232053           12.249189          -13.93%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            11.592951            7.518453          -35.15%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             9.746211            7.689031          -21.11%                   0            2002
International Equity
Focus Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -            13.265780           10.048782          -24.25%                   0            2002
Large Cap Value Portfolio
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               10.000000            7.597901          -24.02%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             10.936572            7.654150          -30.01%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,        11.433642            8.743455          -23.53%                   0            2002
Inc. - Initial Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 11.878721            9.744716          -17.96%                   0            2002
Investment Fund
-Appreciation Portfolio-
Initial Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.309545           12.176693            7.67%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                     12.314799           10.068066          -18.24%                  88            2002
Equity-Income Portfolio:
Service Class- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              12.384853            8.514851          -31.25%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          7.408079            7.560980            2.06%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.550644            8.278081          -21.54%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas            10.000000            7.718997          -22.81%                   0            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                  12.400091           11.062836          -10.78%                  54            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           8.676041            6.672816          -23.09%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.433831          -25.66%                 118            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton               10.000000            7.852023          -21.48%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               10.521790            7.757941          -26.27%                   0            2002
Value Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            16.084876           13.418734          -16.58%                   0            2002
Cap Index Fund: Class
I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          9.737236            9.900524            1.68%                   0            2002
Income Bond Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.106355            6.768606          -16.50%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.495729          -25.04%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Global        10.000000            8.795864          -12.04%                   0            2002
Financial Services Fund:
Class III Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.422011          -15.78%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.382136            1.906091          -43.64%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.116977          -28.83%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.915587          -20.84%                   0            2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.087778           12.121079            9.32%                   0            2002
Government Bond Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         6.538172            4.590315          -29.79%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.476357            4.841394          -25.25%                   0            2002
International Growth
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.756602          -22.43%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.909899           -0.90%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               10.000000            9.507569           -4.92%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.012363           -9.88%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.566085          -14.34%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.215054          -17.85%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           13.177611            8.175099          -37.96%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         11.100780           11.066732           -0.31%                   0            2002
Market Fund*: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.568710            8.603482          -18.59%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.109258           -8.91%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          10.000000            7.473837          -25.26%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.202185            7.497562          -26.51%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              14.718863            9.671672          -34.29%                   0            2002
Growth Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.56%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap Value        22.570133           16.192394          -28.26%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          16.934952           13.790055          -18.57%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             9.869728            8.524600          -13.63%                   0            2002
Balanced Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT             12.551564            9.227885          -26.48%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.795617            2.136284          -43.72%                   0            2002
Focus Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          10.000000            7.477796          -25.22%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT             10.935239           11.547565            5.60%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.253323            5.178331          -17.19%                   0            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              4.007355            2.331479          -41.82%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -             10.000000            7.083279          -29.17%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.152979            4.499478          -26.87%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.729765          -22.70%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.084942           10.204085          -27.55%                   0            2002
Guardian Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.422615           10.037926          -30.40%                   0            2002
Mid-Cap Growth Portfolio:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             11.894405            8.887227          -25.28%                   0            2002
Partners Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             14.107081           10.033548          -28.88%                  59            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             15.623539           11.255526          -27.96%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.232600            6.314040          -23.30%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable             11.751920            9.399555          -20.02%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund           9.274332            6.685114          -27.92%                   0            2002
II, Inc.: Investor Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    17.261739           18.570832            7.58%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    10.000000            8.114795          -18.85%                   0            2002
Institutional Funds, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.989084            4.061066          -32.19%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.509845           13.202435           -2.28%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                13.789595           13.188423           -4.36%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                11.431171           10.940542           -4.29%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.60%)

   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.172087          -18.28%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.513844            9.134791          -20.66%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ
                                 12.768846           11.513844           -9.83%                   0            2001
                                 14.516288           12.768846          -12.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.091611            8.690538          -21.65%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
                                 15.916904           11.091611          -30.32%                   0            2001
                                 19.446544           15.916904          -18.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.028048          -19.72%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.952075          -20.48%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        14.185172           12.196439          -14.02%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
                                 12.778642           14.185172          -11.01%                   0            2001
                                 10.991130           12.778642           16.26%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            11.554752            7.486045          -35.21%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                                 16.456572           11.554752          -29.79%                   0            2001
                                 20.630231           16.456572          -20.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             9.714079            7.655883          -21.19%                   0            2002
International Focus
Portfolio - Q/NQ
                                 12.702702            9.714079          -23.53%                   0            2001
                                 17.419297           12.702702          -27.08%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            13.222072           10.005487          -24.33%                   0            2002
Large Cap Value Portfolio
- Q/NQ
                                 13.312463           13.222072           -0.68%                   0            2001
                                 12.420923           13.312463            7.18%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment               10.000000            7.592743          -24.07%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             10.900528            7.621164          -30.08%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
                                 14.309420           10.900528          -23.82%                   0            2001
                                 16.344103           14.309420          -12.45%                  16            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,        11.395964            8.705780          -23.61%                   0            2002
Inc. - Initial Shares -
Q/NQ
                                 13.188992           11.395964          -13.59%                   0            2001
                                 14.773416           13.188992          -10.72%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 11.839596            9.702740          -18.05%                   0            2002
Investment Fund
-Appreciation Portfolio -
Initial Shares - Q/NQ
                                 13.268495           11.839596           -10.77                   0            2001
                                 13.571399           13.268495           -2.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.278978           12.131471            7.56%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                 10.612780           11.278978            6.28%                 165            2001
                                  9.764075           10.612780            8.69%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                     12.274215           10.024679          -18.33%                   0            2002
Equity-Income Portfolio:
Service Class- Q/NQ
                                 13.143893           12.274215           -6.62%                   0            2001
                                 12.332164           13.143893            6.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              12.344049            8.478157          -31.32%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 15.249368           12.344049          -19.05%                   0            2001
                                 17.424460           15.249368          -12.48%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          7.383653            7.528392            1.96%                   0            2002
Portfolio: Service Class
- Q/NQ
                                  8.517712            7.383653          -13.31%                   0            2001
                                 11.184683            8.517712          -23.84%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.515875            8.242406          -21.62%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 13.576001           10.515875          -22.54%                   0            2001
                                 17.063506           13.576001          -20.44%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.000000            7.713742          -22.86%                   0            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                  12.359225           11.015156          -10.88%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                 14.333260           12.359225          -13.77%                   0            2001
                                 15.613554           14.333260           -8.20%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           8.647434            6.644054          -23.17%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
                                 10.272119            8.647434          -15.82%                   0            2001
                                 12.603267           10.272119          -18.50%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.428775          -25.71%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton               10.000000            7.846679          -21.53%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT               10.487119            7.724509          -26.34%                   0            2002
Value Fund: Class I -
Q/NQ
                                 12.133258           10.487119          -13.57%                   0            2001
                                 13.794835           12.133258          -12.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            16.031888           13.360934          -16.66%                   0            2002
Cap Index Fund: Class
I - Q/NQ
                                 16.509731           16.031888           -2.89%                   0            2001
                                 14.562264           16.509731           13.37%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          9.705141            9.857878            1.57%                   0            2002
Income Bond Fund: Class I
- Q/NQ
                                  9.464778            9.705141            2.54%                   0            2001
                                 10.485712            9.464778           -9.74%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.096093            6.753156          -16.59%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                  8.678451            8.096093           -6.71%                   0            2001
                                 10.000000            8.678451          -13.22%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.490620          -25.09%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.787543          -12.12%                   0            2002
Financial Services Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Global        10.000000            8.414030          -15.86%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.377839            1.901728          -43.70%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
                                  5.994151            3.377839          -43.65%                   0            2001
                                 10.000000            5.994151          -40.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.112126          -28.88%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.908084          -20.92%                   0            2002
Utilities Fund: Class III
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.051278           12.068906            9.21%                   0            2002
Government Bond Fund:
Class I - Q/NQ
                                 10.472185           11.051278            5.53%                   0            2001
                                  9.455873           10.472185           10.75%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         6.516595            4.570511          -29.86%                   0            2002
Fund: Class I - Q/NQ
                                  9.216406            6.516595          -29.29%                   0            2001
                                 12.748099            9.216406          -27.70%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.468145            4.830339          -25.32%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                  9.213885            6.468145          -29.80%                   0            2001
                                 10.000000            9.213885           -7.86%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.751335          -22.49%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.900522           -0.99%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.498578           -5.01%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               10.000000            9.003831           -9.96%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.557964          -14.42%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.207270          -17.93%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           13.134144            8.139837          -38.03%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
                                 19.155179           13.134144          -31.43%                   0            2001
                                 23.003080           19.155179          -16.73%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         11.064171           11.019038           -0.41%                   0            2002
Market Fund*: Class I -
Q/NQ
                                 10.853962           11.064171            1.94%                   0            2001
                                 10.402569           10.853962            4.34%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.533860            8.566400          -18.68%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ
                                 12.141316           10.533860          -13.24%                   0            2001
                                 12.604902           12.141316           -3.68%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.100645           -8.99%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          10.000000            7.466744          -25.33%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.168561            7.465251          -26.58%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                                 12.729459           10.168561          -20.12%                   0            2001
                                 14.753188           12.729459          -13.72%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              14.679081            9.635711          -34.36%                 134            2002
Growth Fund: Class I -
Q/NQ
                                 16.733188           14.679081          -12.28%                   0            2001
                                 20.284124           16.733188          -17.51%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.66%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap Value        22.495777           16.122626          -28.33%                 166            2002
Fund: Class I - Q/NQ
                                 17.823704           22.495777           26.21%                  84            2001
                                 16.287722           17.823704            9.43%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          16.879142           13.730651          -18.65%                   0            2002
Fund: Class I - Q/NQ
                                 18.388267           16.879142           -8.21%                   0            2001
                                 17.158959           18.388267            7.16%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             9.837192            8.487853          -13.72%                   0            2002
Balanced Fund: Class I -
Q/NQ
                                 10.379505            9.837192           -5.22%                   0            2001
                                 10.584515           10.379505           -1.94%                   0            2000
 --------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT             12.510199            9.188116          -26.55%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                                 13.142888           12.510199           -4.81%                   0            2001
                                 12.410940           13.142888            5.90%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.790788            2.131395          -43.77%                   0            2002
Focus Fund: Class I - Q/NQ
                                  6.319528            3.790788          -40.01%                   0            2001
                                 10.000000            6.319528          -36.80%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          10.000000            7.472705          -25.27%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT             10.899202           11.497820            5.49%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                 10.632058           10.899202            2.51%                   0            2001
                                 10.225806           10.632058            3.97%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.241085            5.162942          -17.27%                   0            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
                                  8.114733            6.241085          -23.09%                   0            2001
                                 10.000000            8.114733          -18.85%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              3.999498            2.324540          -41.88%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
                                  6.485104            3.999498          -38.33%                   0            2001
                                 10.000000            6.485104          -35.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.078454          -29.22%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -              6.140922            4.486092          -26.95%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
                                  8.151333            6.140922          -24.66%                   0            2001
                                 10.000000            8.151333          -18.49%                  28            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.724506          -22.75%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.038550           10.160128          -27.63%                   0            2002
Guardian Portfolio - Q/NQ
                                 14.486662           14.038550           -3.09%                   0            2001
                                 14.556239           14.486662           -0.48%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             14.375068            9.994652          -30.47%                   0            2002
Mid-Cap Growth Portfolio:
Class I - Q/NQ
                                 19.389212           14.375068          -25.86%                   0            2001
                                 21.291440           19.389212           -8.93%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             11.855202            8.848923          -25.36%                   0            2002
Partners Portfolio - Q/NQ
                                 12.399807           11.855202           -4.39%                   0            2001
                                 12.512486           12.399807           -0.90%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             14.060573            9.990303          -28.95%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                 20.792245           14.060573          -32.38%                   0            2001
                                 23.804137           20.792245          -12.65%                   9            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             15.572047           11.207016          -28.03%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                                 18.103937           15.572047          -13.99%                   0            2001
                                 18.439240           18.103937           -1.82%                  13            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.218658            6.296936          -23.38%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                  9.496340            8.218658          -13.45%                   0            2001
                                 10.000000            9.496340           -5.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             11.713202            9.359056          -20.10%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                                 13.251196           11.713202          -11.61%                   0            2001
                                 14.760805           13.251196          -10.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Strong Opportunity Fund           9.258644            6.667013          -27.99%                   0            2002
II, Inc.: Investor Class
- Q/NQ
                                  9.772041            9.258644           -5.25%                   0            2001
                                 10.000000            9.772041           -2.28%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    17.204918           18.490922            7.47%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
                                 15.882098           17.204918            8.33%                   0            2001
                                 14.489064           15.882098            9.61%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    10.000000            8.109277          -18.91%                   0            2002
Institutional Funds, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.978929            4.050054          -32.26%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
                                  8.596944            5.978929          -30.45%                   0            2001
                                 10.000000            8.596944          -14.03%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.465327           13.145572           -2.37%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
                                 12.459341           13.465327            8.07%                   0            2001
                                 11.997156           12.459341            3.85%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                13.744142           13.131584           -4.46%                 112            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                                 14.226803           13.744142           -3.39%                   0            2001
                                  24.86964           14.226803          -42.79%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                11.393485           10.893391           -4.39%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                                 12.930490           11.393485          -11.89%                   0            2001
                                 11.794757           12.930490            9.63%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance           10.000000            8.166527          -18.33%                   0            2002
Funds, Inc. - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.623786            6.834929          -20.74%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I- Q/NQ
                                  9.573565            8.623786           -9.92%                   0            2001
                                 10.894734            9.573565          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.717309            6.823270          -21.73%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
                                 12.522513            8.717309          -30.39%                   0            2001
                                 15.314929           12.522513          -18.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.022584          -19.77%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.946664          -20.53%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.308628            9.713280          -14.11%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
                                 10.197744           11.308628           10.89%                   0            2001
                                  8.780117           10.197744           16.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.731633            5.651258          -35.28%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
                                 12.448592            8.731633           29.86%                   0            2001
                                 15.621586           12.448592          -20.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.153235            6.419202          -21.27%                   0            2002
International Focus
Portfolio - Q/NQ
                                 10.672586            8.153235          -23.61%                   0            2001
                                 14.650222           10.672586          -27.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -             9.922893            7.501271          -24.40%                   0            2002
Large Cap Value Portfolio
- Q/NQ
                                 10.000956            9.922893           -0.78%                   0            2001
                                  9.340613           10.000956            7.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               10.000000            7.587564          -24.12%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially              7.899217            5.517158          -30.16%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
                                 10.380157            7.899217          -23.90%                   0            2001
                                 11.868131           10.380157          -12.54%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,         8.309551            6.341490          -23.68%                   0            2002
Inc. - Q/NQ
                                  9.626823            8.309551          -13.68%                   0            2001
                                 10.794215            9.626823          -10.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                  8.866534            7.258882          -18.13%                   0            2002
Investment Fund
-Appreciation Portfolio -
Initial Shares - Q/NQ
                                  9.946799            8.866534          -10.86%                   0            2001
                                 10.184154            9.946799           -2.33%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.248475           12.086367            7.45%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                 10.594913           11.248475            6.17%                   0            2001
                                  9.757496           10.594913            8.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                      9.247408            7.544918          -18.41%                   0            2002
Equity-Income Portfolio:
Service Class - Q/NQ
                                  9.912757            9.247408           -6.71%                   0            2001
                                  9.309967            9.912757            6.47%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth               8.711728            5.977313          -31.39%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 10.773174            8.711728          -19.13%                   0            2001
                                 12.322268           10.773174          -12.57%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          6.372448            6.490761            1.86%                   0            2002
Portfolio: Service Class
- Q/NQ
                                  7.358723            6.372448          -13.40%                   0            2001
                                  9.672582            7.358723          -23.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas             8.031546            6.288770          -21.70%                   0            2002
Portfolio: Service Class
- Q/NQ
                                 10.379362            8.031546          -22.62%                   0            2001
                                 13.058898           10.379362          -20.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas            10.000000            7.708483          -22.92%                   0            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                   8.909469            7.932488          -10.97%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                 10.343090            8.909469          -13.86%                   0            2001
                                 11.278366           10.343090           -8.29%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           6.758171            5.187189          -23.25%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
                                  8.036133            6.758171          -15.90%                   0            2001
                                  9.868824            8.036133          -18.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.423709          -25.76%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Franklin Templeton               10.000000            7.841336          -21.59%                   0            2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Funds: Class 1
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT                8.177730            6.017346          -26.42%                   0            2002
Value Fund: Class I -
Q/NQ
                                  9.471062            8.177730          -13.66%                   0            2001
                                 10.778958            9.471062          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            12.577501           10.471383          -16.75%                   0            2002
Cap Index Fund: Class
I - Q/NQ
                                 12.965645           12.577501           -2.99%                   0            2001
                                 11.447800           12.965645           13.26%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          8.938092            9.069535            1.47%                   0            2002
Income Bond Fund: Class I
- Q/NQ
                                  8.725646            8.938092            2.43%                   0            2001
                                  9.676620            8.725646           -9.83%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.085801            6.737713          -16.67%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
                                  8.676322            8.085801           -6.81%                   0            2001
                                 10.000000            8.676322          -13.24%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.485519          -25.14%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Global        10.000000            8.779218          -12.21%                   0            2002
Financial Services Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.406045          -15.94%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.373545            1.897376          -43.76%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
                                  5.992673            3.373545          -43.71%                   0            2001
                                 10.000000            5.992673          -40.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.107282          -28.93%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.900585          -20.99%                   0            2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.354552           12.387519            9.10%                   0            2002
Government Bond Fund:
Class I - Q/NQ
                                 10.770572           11.354552            5.42%                   0            2001
                                  9.735132           10.770572           10.64%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         4.952256            3.469794          -29.94%                   0            2002
Fund: Class I - Q/NQ
                                  7.011148            4.952256          -29.37%                   0            2001
                                  9.707627            7.011148          -27.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.459936            4.819298          -25.40%                   0            2002
International Growth
Fund: Class I - Q/NQ
                                  9.211629            6.459936          -29.87%                   0            2001
                                 10.000000            9.211629           -7.88%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.746056          -22.54%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.891153           -1.09%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT               10.000000            9.489589           -5.10%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.995312          -10.05%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.549857          -14.50%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.199498          -18.01%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid            8.352516            5.171167          -38.09%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
                                 12.194050            8.352516          -31.50%                   0            2001
                                 14.658438           12.194050          -16.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         10.836691           10.781517           -0.51%                   0            2002
Market Fund*: Class I -
Q/NQ
                                 10.641677           10.836691           -1.83%                   0            2001
                                 10.209430           10.641677            4.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.216536            6.675091          -18.76%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ
                                  9.480069            8.216536          -13.33%                   0            2001
                                  9.851989            9.480069           -3.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.092017           -9.08%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          10.000000            7.459677          -25.40%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                7.691601            5.641033          -26.66%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
                                  9.638561            7.691601          -20.20%                   0            2001
                                 11.182210            9.638561          -13.80%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              14.639366            9.599855          -34.42%                   0            2002
Growth Fund: Class I -
Q/NQ
                                 16.705019           14.639366          -12.37%                   0            2001
                                 20.270503           16.705019          -17.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.76%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap Value        16.122666           11.543278          -28.40%                   0            2002
Fund: Class I - Q/NQ
                                 12.787277           16.122666           26.08%                   0            2001
                                 11.697140           12.787277            9.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          13.866158           11.268207          -18.74%                   0            2002
Fund: Class I - Q/NQ
                                 15.121378           13.866158           -8.30%                   0            2001
                                 14.124755           15.121378            7.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             8.794081            7.580114          -13.80%                   0            2002
Balanced Fund: Class I -
Q/NQ
                                  9.288391            8.794081           -5.32%                   0            2001
                                  9.481422            9.288391           -2.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT              8.599018            6.309116          -26.63%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
                                  9.043154            8.599018           -4.91%                   0            2001
                                  8.548175            9.043154            5.79%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.785951            2.126504          -43.83%                   0            2002
Focus Fund: Class I - Q/NQ
                                  6.317967            3.785951          -40.08%                   0            2001
                                 10.000000            6.317967          -36.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth        10.000000            7.467616          -25.32%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT             10.527978           11.094926            5.39%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
                                 10.280419           10.527978            2.41%                   0            2001
                                  9.897603           10.280419            3.87%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.228852            5.147573          -17.36%                   0            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
                                  8.107133            6.228852          -23.17%                   0            2001
                                 10.000000            8.107133          -18.93%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -              3.991639            2.317610          -41.94%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
                                  6.479020            3.991639          -38.39%                   0            2001
                                 10.000000            6.479020          -35.21%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.073630          -29.26%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.128895            4.472745          -27.02%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
                                  8.143702            6.128895          -24.74%                   0            2001
                                 10.000000            8.143702          -18.56%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.719236          -22.81%                   0            2002
International Growth
Portfolio: Service II
shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              9.594571            6.936818          -27.70%                   0            2002
Guardian Portfolio -
Q/NQ
                                  9.910972            9.594571           -3.19%                   0            2001
                                  9.968645            9.910972           -0.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             10.284686            7.143412          -30.54%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
                                 13.886316           10.284686          -25.94%                   0            2001
                                 15.264119           13.886316           -9.03%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              8.986985            6.701201          -25.43%                   0            2002
Partners Portfolio -
Q/NQ
                                  9.409456            8.986985           -4.49%                   0            2001
                                  9.504551            9.409456           -1.00%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              9.473229            6.724059          -29.02%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                 14.023027            9.473229          -32.45%                   0            2001
                                 16.070617           14.023027          -12.74%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             10.753519            7.731297          -28.10%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class- Q/NQ
                                 12.514763           10.753519          -14.07%                   0            2001
                                 12.759449           12.514763           -1.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable              8.204726            6.279861          -23.46%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
                                  9.489961            8.204726          -13.54%                   0            2001
                                 10.000000            9.489961           -5.10%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.540552            6.817103          -20.18%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                                  9.671852            8.540552          -11.70%                   0            2001
                                 10.784586            9.671852          -10.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund           9.242958            6.648942          -28.06%                   0            2002
II, Inc.: Investor Class
- Q/NQ
                                  9.765480            9.242958           -5.35%                   0            2001
                                 10.000000            9.765480           -2.35%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.285149           14.263644            7.37%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
                                 12.276257           13.285149            8.22%                   0            2001
                                 11.210825           12.276257            9.50%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    10.000000            8.103758          -18.96%                   0            2002
Institutional Fund, Inc.
- International Magnum
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.968779            4.039063          -32.33%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
                                  8.591151            5.968779          -30.52%                   0            2001
                                 10.000000            8.591151          -14.09%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    12.249784           11.946728           -2.47%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
                                 11.346213           12.249784            7.96%                   0            2001
                                 10.928322           11.346213            3.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 8.602001            8.210254           -4.55%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
                                  8.913211            8.602001           -3.49%                   0            2001
                                 15.596564            8.913211          -42.85%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 9.627768            9.195824           -4.49%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
                                 10.937759            9.627768          -11.98%                   0            2001
                                  9.987144           10.937759            9.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------


The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The AIM Variable Insurance Funds, Inc. - AIM V.I. International Growth Fund:
Series I Shares, American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, Janus Aspen Series - International Growth Portfolio: Service II Shares and The Universal Institutional Funds, Inc. - International Magnum
Portfolio: Class I were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         42,270 shares (cost $417,746) ..................................................   $       369,862

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         283,948 shares (cost $2,278,835) ...............................................         2,260,226

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         29,288 shares (cost $169,954) ..................................................           153,760

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         1,840 shares (cost $31,159) ....................................................            30,225

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         30,278 shares (cost $509,674) ..................................................           495,946

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         3,575 shares (cost $63,751) ....................................................            60,739

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         19,793 shares (cost $362,988) ..................................................           321,038

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         35,679 shares (cost $596,879) ..................................................           576,925

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         120,578 shares (cost $1,229,949) ...............................................         1,261,251

      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         39,293 shares (cost $659,050) ..................................................           647,948

      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         56,859 shares (cost $1,029,429) ................................................           983,096

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         36,636,080 shares (cost $247,672,822) ..........................................       189,042,171

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         249,476 shares (cost $1,310,619) ...............................................         1,284,801

      American Century VP - International Fund - Class I (ACVPInt)
         22,581,565 shares (cost $144,777,963) ..........................................       117,649,955

      American Century VP - International Fund - Class III (ACVPInt3)
         6,703,902 shares (cost $38,666,249) ............................................        34,927,330

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         464,411 shares (cost $3,580,911) ...............................................         3,413,424

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         90,722 shares (cost $686,482) ..................................................           665,902

      American Century VP - Value Fund - Class I (ACVPVal)
         60,664,555 shares (cost $423,721,359) ..........................................       371,267,075

      American Century VP - Value Fund - Class II (ACVPVal2)
         388,621 shares (cost $2,363,539) ...............................................         2,374,477

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         122,531 shares (cost $1,153,348) ...............................................         1,048,865

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         155,568 shares (cost $1,277,014) ...............................................         1,118,531

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         141,468 shares (cost $1,544,244) ...............................................         1,397,708

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         99,681 shares (cost $838,231) ..................................................           750,599

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         566,727 shares (cost $5,345,198) ...............................................         3,627,053

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,311,150 shares (cost $11,266,719) ............................................         8,758,484

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,433,288 shares (cost $17,345,433) ............................................        13,960,227

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         20,101 shares (cost $294,081) ..................................................           297,489

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         975,136 shares (cost $9,300,216) ...............................................         9,341,806

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         5,160 shares (cost $103,442) ...................................................            97,214

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,608,808 shares (cost $230,029,416) ...........................................       124,906,478

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         38,550,807 shares (cost $1,288,468,468) ........................................       866,236,625

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,138,958 shares (cost $184,477,403) ...........................................       147,899,218

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         35,099 shares (cost $1,036,794) ................................................         1,007,705

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         7,422 shares (cost $214,275) ...................................................           210,791

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         6,992 shares (cost $76,489) ....................................................            70,204

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         8,818 shares (cost $133,428) ...................................................           134,116

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         100,253 shares (cost $445,845) .................................................           444,123

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         159,649 shares (cost $1,097,001) ...............................................         1,130,316

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,770,430 shares (cost $397,952,062) ..........................................       418,871,738

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         358,038 shares (cost $4,073,797) ...............................................         4,192,627

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         33,264,307 shares (cost $772,298,285) ..........................................       602,083,952

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         201,267 shares (cost $3,626,862) ...............................................         3,622,805

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,934,970 shares (cost $980,175,241) ..........................................       535,302,206

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         64,811 shares (cost $1,552,498) ................................................         1,504,274

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         33,168,792 shares (cost $190,519,759) ..........................................       196,027,560

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         5,475,410 shares (cost $76,316,721) ............................................        59,900,984

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         142,913 shares (cost $1,597,679) ...............................................         1,557,757

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         1,638,084 shares (cost $20,433,168) ............................................        17,920,639

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         27,954,176 shares (cost $647,684,744) ..........................................       504,293,329

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         161,986 shares (cost $2,937,811) ...............................................         2,907,642

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         7,442,825 shares (cost $144,826,950) ...........................................        87,081,055

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         104,111 shares (cost $1,795,723) ...............................................         1,810,490

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         848,566 shares (cost $7,423,488) ...............................................         6,703,672

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         56,309 shares (cost $457,128) ..................................................           447,653

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         71,640 shares (cost $696,973) ..................................................           635,447

      First Horizon Growth & Income Portfolio (FHGrInc)
         192,195 shares (cost $1,688,684) ...............................................         1,424,165

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         4,347,457 shares (cost $36,746,897) ............................................        33,301,520

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         16,720,372 shares (cost $214,367,916) ..........................................       184,258,501

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         577,531 shares (cost $4,659,258) ...............................................         3,459,412

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,651,704 shares (cost $10,560,681) ............................................         9,893,708

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         19,565,212 shares (cost $142,771,666) ..........................................       138,130,397

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,526 shares (cost $20,322) ....................................................            22,634

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         264,505 shares (cost $2,348,320) ...............................................         2,369,964

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         994,760 shares (cost $8,533,608) ...............................................         8,157,030

                                                                     (Continued)

                               NATIONWIDE VARIABLE ACCOUNT-9

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,305,351 shares (cost $5,357,528) .............................................         3,119,789

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,514,078 shares (cost $3,935,526) .............................................         3,648,927

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,113 shares (cost $35,907) ....................................................            37,939

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         104,428 shares (cost $800,411) .................................................           775,902

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         82,561,377 shares (cost $982,073,746) ..........................................     1,013,853,712

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         825,968 shares (cost $10,151,455) ..............................................        10,126,368

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,614,853 shares (cost $122,948,566) ..........................................        79,823,695

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         1,562,535 shares (cost $13,412,843) ............................................        12,734,660

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         6,456,468 shares (cost $63,518,535) ............................................        63,467,080

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         13,518,775 shares (cost $124,397,145) ..........................................       120,857,849

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         5,826,770 shares (cost $51,902,029) ............................................        49,469,275

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         7,388,672 shares (cost $70,593,689) ............................................        69,675,180

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         251,249 shares (cost $1,478,048) ...............................................         1,170,822

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         325,840 shares (cost $1,513,953) ...............................................         1,521,674

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,720,989 shares (cost $155,887,121) ..........................................       126,711,168

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
         17,633,363 shares (cost $162,735,959) ..........................................       163,637,610

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,122,238,894 shares (cost $1,122,238,894) .....................................     1,122,238,894

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         316 shares (cost $2,960) .......................................................             2,979

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         653,126 shares (cost $6,305,648) ...............................................         6,165,510

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,507,237 shares (cost $14,696,705) ............................................        10,852,104

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,338,316 shares (cost $89,021,991) ............................................        70,888,133

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         46,317 shares (cost $456,083) ..................................................           446,037

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         39,090,599 shares (cost $368,691,313) ..........................................       288,097,713

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         87,998 shares (cost $631,413) ..................................................           648,549

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,372,690 shares (cost $256,477,165) ..........................................       221,483,155

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         77,947 shares (cost $1,209,206) ................................................         1,199,602

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         8,629,150 shares (cost $84,726,132) ............................................        62,992,795

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         47,154,893 shares (cost $657,492,734) ..........................................       381,954,630

      Gartmore GVIT Total Return Fund - Class II (GVITTotRt2)
         94,714 shares (cost $785,936) ..................................................           767,186

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         769,431 shares (cost $2,498,426) ...............................................         1,600,416

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         468,144 shares (cost $1,049,239) ...............................................           983,103

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         518,956 shares (cost $4,314,769) ...............................................         3,933,685

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         3,311,039 shares (cost $23,715,339) ............................................        22,680,619

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         13,273,040 shares (cost $310,428,121) ..........................................       228,827,212

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         4,709,976 shares (cost $13,246,743) ............................................        11,492,342

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         23,500,960 shares (cost $90,109,833) ...........................................        56,637,314

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         1,771,260 shares (cost $34,457,527) ............................................        30,589,660

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         7,201,370 shares (cost $162,077,624) ...........................................       123,719,543

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         295,614 shares (cost $1,338,729) ...............................................         1,324,352

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         39,478 shares (cost $419,546) ..................................................           409,782

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         122,055 shares (cost $1,059,360) ...............................................         1,052,110

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         33,444 shares (cost $330,408) ..................................................           331,765

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         10,828 shares (cost $119,410) ..................................................           118,997

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         8,368,642 shares (cost $116,169,923) ...........................................        89,544,468

      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         12,391,256 shares (cost $175,498,981) ..........................................       148,323,334

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,144,461 shares (cost $83,659,247) ............................................        81,446,853

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,786,388 shares (cost $219,426,726) ...........................................       169,136,128

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,806,590 shares (cost $533,301,355) ..........................................       367,531,417

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         105,447 shares (cost $2,831,793) ...............................................         2,797,506

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,522,587 shares (cost $190,829,624) ..........................................       186,249,795

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         199,638 shares (cost $3,596,471) ...............................................         3,515,631

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         20,382,776 shares (cost $440,368,311) ..........................................       312,264,135

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         177,808 shares (cost $2,769,649) ...............................................         2,713,343

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         194,081 shares (cost $878,532) .................................................           906,359

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,973,117 shares (cost $207,373,031) ..........................................       152,197,129

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,896,476 shares (cost $39,814,726) ............................................        38,633,193

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,667,577 shares (cost $16,223,833) ............................................        17,176,046

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         507,379 shares (cost $4,517,776) ...............................................         4,601,932

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         47,290 shares (cost $959,607) ..................................................           900,871

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         6,385,697 shares (cost $46,248,389) ............................................        45,146,877

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         1,840,365 shares (cost $15,237,532) ............................................        11,060,595

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         13,868,571 shares (cost $173,093,982) ..........................................       157,130,905

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         2,061,769 shares (cost $20,181,184) ............................................        15,422,033

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         213,720 shares (cost $2,149,410) ...............................................         2,241,923

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         242,777 shares (cost $2,578,204) ...............................................         2,558,868

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         12,604,195 shares (cost $80,890,787) ...........................................        79,504,743

      W & R Target Funds - Balanced Portfolio (WRBal)
         9,659,765 shares (cost $65,890,463) ............................................        58,367,199

      W & R Target Funds - Bond Portfolio (WRBnd)
         17,990,640 shares (cost $99,329,199) ...........................................       100,805,155

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         23,040,005 shares (cost $236,365,820) ..........................................       185,978,923

      W & R Target Funds - Growth Portfolio (WRGrowth)
         28,022,168 shares (cost $233,322,832) ..........................................       185,061,201

      W & R Target Funds - High Income Portfolio (WRHiInc)
         16,413,838 shares (cost $55,823,521) ...........................................        49,218,535

      W & R Target Funds - International Portfolio (WRIntl)
         7,463,055 shares (cost $44,919,857) ............................................        35,586,085

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         3,966,016 shares (cost $22,172,624) ............................................        22,236,656

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         34,446,988 shares (cost $34,446,988) ...........................................        34,446,988

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         5,590,056 shares (cost $65,012,117) ............................................        53,083,731

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         14,226,361 shares (cost $101,249,363) ..........................................        88,755,421

      W & R Target Funds - Value Portfolio (WRValue)
         13,245,919 shares (cost $65,003,512) ...........................................        58,303,239
                                                                                            ---------------

            Total investments ...........................................................    11,871,021,918

   Accounts receivable ..................................................................                --
                                                                                            ---------------

            Total assets ................................................................    11,871,021,918

Accounts payable ........................................................................         3,970,392
                                                                                            ---------------

Contract owners' equity (note 4 and note 5) .............................................   $11,867,051,526
                                                                                            ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                              Total         AIMBal   AIMBValue2   AIMBlueCh
                                            ----------------   -------   ----------   ---------
   Reinvested dividends .................   $    181,812,386     9,472         21           --
   Mortality and expense risk charges
      (note 2) ..........................       (147,575,677)   (2,580)    (7,439)        (910)
                                            ----------------   -------    -------      -------
      Net investment income (loss) ......         34,236,709     6,892     (7,418)        (910)
                                            ----------------   -------    -------      -------

   Proceeds from mutual fund
      shares sold .......................     16,036,962,030     8,070     66,382       11,724
   Cost of mutual fund shares sold ......    (17,202,746,009)   (9,603)   (70,606)     (13,863)
                                            ----------------   -------    -------      -------
      Realized gain (loss)
         on investments .................     (1,165,783,979)   (1,533)    (4,224)      (2,139)
   Change in unrealized gain (loss)
      on investments ....................     (1,252,375,182)  (47,884)   (18,608)     (16,194)
                                            ----------------   -------    -------      -------
      Net gain (loss) on investments ....     (2,418,159,161)  (49,417)   (22,832)     (18,333)
                                            ----------------   -------    -------      -------
   Reinvested capital gains .............         63,306,597        --         --           --
                                            ----------------   -------    -------      -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ (2,320,615,855)  (42,525)   (30,250)     (19,243)
                                            ================   =======    =======      =======

Investment activity:                        AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                            --------   ---------   ---------   --------
   Reinvested dividends .................        --          --        220       1,252
   Mortality and expense risk charges
      (note 2) ..........................       (67)     (1,648)      (181)     (2,282)
                                             ------     -------     ------     -------
      Net investment income (loss) ......       (67)     (1,648)        39      (1,030)
                                             ------     -------     ------     -------

   Proceeds from mutual fund
      shares sold .......................     2,369       4,635        148      14,544
   Cost of mutual fund shares sold ......    (3,106)     (4,756)      (172)    (18,681)
                                             ------     -------     ------     -------
      Realized gain (loss)
         on investments .................      (737)       (121)       (24)     (4,137)
   Change in unrealized gain (loss)
      on investments ....................      (934)    (13,728)    (3,012)    (41,950)
                                             ------     -------     ------     -------
      Net gain (loss) on investments ....    (1,671)    (13,849)    (3,036)    (46,087)
                                             ------     -------     ------     -------
   Reinvested capital gains .............        --          --         --          --
                                             ------     -------     ------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,738)    (15,497)    (2,997)    (47,117)
                                             ======     =======     ======     =======

Investment activity:                        AIMPreEq2   AISmCapValB   AlGrIncB   AlPremGrB
                                            ---------   -----------   --------   ---------
   Reinvested dividends .................   $  1,770           --          --          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,719)      (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------
      Net investment income (loss) ......         51       (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------

   Proceeds from mutual fund
      shares sold .......................        824       55,121         799      21,282
   Cost of mutual fund shares sold ......       (842)     (54,990)       (831)    (22,422)
                                            --------      -------     -------     -------
      Realized gain (loss)
         on investments .................        (18)         131         (32)     (1,140)
   Change in unrealized gain (loss)
      on investments ....................    (19,953)      31,302     (11,102)    (46,333)
                                            --------      -------     -------     -------
      Net gain (loss) on investments ....    (19,971)      31,433     (11,134)    (47,473)
                                            --------      -------     -------     -------
   Reinvested capital gains .............         --           --          --          --
                                            --------      -------     -------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(19,920)      27,206     (13,489)    (51,533)
                                            ========      =======     =======     =======

Investment activity:                         ACVPIncGr    ACVPIncGr2       ACVPInt       ACVPInt3
                                            -----------   ----------   --------------   ----------
   Reinvested dividends .................     2,381,043          --         1,575,668           --
   Mortality and expense risk charges
      (note 2) ..........................    (2,503,167)     (4,698)       (2,000,982)    (186,417)
                                            -----------    --------    --------------   ----------
      Net investment income (loss) ......      (122,124)     (4,698)         (425,314)    (186,417)
                                            -----------    --------    --------------   ----------

   Proceeds from mutual fund
      shares sold .......................    51,548,142     474,355     1,130,800,429    4,713,219
   Cost of mutual fund shares sold ......   (69,764,589)   (459,361)   (1,132,671,598)  (5,234,213)
                                            -----------    --------    --------------   ----------
      Realized gain (loss)
         on investments .................   (18,216,447)     14,994        (1,871,169)    (520,994)
   Change in unrealized gain (loss)
      on investments ....................   (33,864,481)    (25,818)      (30,230,542)  (3,738,920)
                                            -----------    --------    --------------   ----------
      Net gain (loss) on investments ....   (52,080,928)    (10,824)      (32,101,711)  (4,259,914)
                                            -----------    --------    --------------   ----------
   Reinvested capital gains .............            --          --                --           --
                                            -----------    --------    --------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (52,203,052)    (15,522)      (32,527,025)  (4,446,331)
                                            ===========    ========    ==============   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          ACVPUltra    ACVPUltra2     ACVPVal     ACVPVal2
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................   $      7,694         488      3,015,807         --
   Mortality and expense risk charges
      (note 2) ..........................        (35,163)     (2,517)    (4,409,716)    (9,241)
                                            ------------   ---------    -----------   --------
      Net investment income (loss) ......        (27,469)     (2,029)    (1,393,909)    (9,241)
                                            ------------   ---------    -----------   --------

   Proceeds from mutual fund
      shares sold .......................     10,610,803     443,987     89,215,516    405,437
   Cost of mutual fund shares sold ......    (11,376,297)   (449,548)   (92,921,728)  (406,994)
                                            ------------   ---------    -----------   --------
      Realized gain (loss)
         on investments .................       (765,494)     (5,561)    (3,706,212)    (1,557)
   Change in unrealized gain (loss)
      on investments ....................       (167,486)    (20,580)   (73,922,904)    10,938
                                            ------------   ---------    -----------   --------
      Net gain (loss) on investments ....       (932,980)    (26,141)   (77,629,116)     9,381
                                            ------------   ---------    -----------   --------
   Reinvested capital gains .............             --          --     19,513,169         --
                                            ------------   ---------    -----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   (960,449)    (28,170)   (59,509,856)       140
                                            ============   =========    ===========   ========

Investment activity:                        BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr
                                            --------   ---------   --------   ---------
   Reinvested dividends .................         --      1,817      12,954        --
   Mortality and expense risk charges
      (note 2) ..........................     (4,330)    (8,519)     (6,387)   (3,812)
                                            --------   --------    --------   -------
      Net investment income (loss) ......     (4,330)    (6,702)      6,567    (3,812)
                                            --------   --------    --------   -------

   Proceeds from mutual fund
      shares sold .......................     17,532     66,099      27,515     6,975
   Cost of mutual fund shares sold ......    (18,962)   (72,906)    (31,463)   (9,469)
                                            --------   --------    --------   -------
      Realized gain (loss)
         on investments .................     (1,430)    (6,807)     (3,948)   (2,494)
   Change in unrealized gain (loss)
      on investments ....................   (104,483)  (158,483)   (146,535)  (87,632)
                                            --------   --------    --------   -------
      Net gain (loss) on investments ....   (105,913)  (165,290)   (150,483)  (90,126)
                                            --------   --------    --------   -------
   Reinvested capital gains .............         --     13,663          --        --
                                            --------   --------    --------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (110,243)  (158,329)   (143,916)  (93,938)
                                            ========   ========    ========   =======

Investment activity:                          CSGPVen      CSIntFoc      CSLCapV     DryELeadS
                                            -----------   -----------   ----------   ---------
   Reinvested dividends .................   $        --            --      163,877         --
   Mortality and expense risk charges
      (note 2) ..........................       (59,921)     (130,246)    (185,711)    (1,346)
                                            -----------   -----------   ----------   --------
      Net investment income (loss) ......       (59,921)     (130,246)     (21,834)    (1,346)
                                            -----------   -----------   ----------   --------

   Proceeds from mutual fund
      shares sold .......................     6,469,890    64,623,558    5,526,569     17,498
   Cost of mutual fund shares sold ......    (7,124,767)  (64,217,997)  (5,739,973)   (17,229)
                                            -----------   -----------   ----------   --------
      Realized gain (loss)
         on investments .................      (654,877)      405,561     (213,404)       269
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)   (2,715,624)  (4,689,583)     3,408
                                            -----------   -----------   ----------   --------
      Net gain (loss) on investments ....    (2,494,383)   (2,310,063)  (4,902,987)     3,677
                                            -----------   -----------   ----------   --------
   Reinvested capital gains .............            --            --           --         --
                                            -----------   -----------   ----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,554,304)   (2,440,309)  (4,924,821)     2,331
                                            ===========   ===========   ==========   ========

Investment activity:                        DrySmCapIxS   DrySRGroS      DrySRGro      DryStkIx
                                            -----------   ---------    -----------   ------------
   Reinvested dividends .................        13,253         15         337,433     13,640,845
   Mortality and expense risk charges
      (note 2) ..........................       (50,922)      (509)     (1,900,881)   (11,487,317)
                                            -----------     ------     -----------   ------------
      Net investment income (loss) ......       (37,669)      (494)     (1,563,448)     2,153,528
                                            -----------     ------     -----------   ------------

   Proceeds from mutual fund
      shares sold .......................    33,721,151      7,108      50,587,504    208,265,487
   Cost of mutual fund shares sold ......   (33,866,681)    (7,197)    (82,220,235)  (275,850,258)
                                            -----------     ------     -----------   ------------
      Realized gain (loss)
         on investments .................
   Change in unrealized gain (loss)            (145,530)       (89)    (31,632,731)   (67,584,771)
      on investments ....................
                                                 41,590     (6,227)    (28,139,109)  (215,953,952)
      Net gain (loss) on investments ....   -----------     ------     -----------   ------------
                                               (103,940)    (6,316)    (59,771,840)  (283,538,723)
   Reinvested capital gains .............   -----------     ------     -----------   ------------
                                                     --         --              --             --
         Net increase (decrease) in         -----------     ------     -----------   ------------
            contract owners' equity
            resulting from operations ...
                                               (141,609)    (6,810)    (61,335,288)  (281,385,195)
                                            ===========     ======     ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal
                                            ------------   -----------   -----------   ------------
   Reinvested dividends .................   $  1,826,219       9,216           37           597
   Mortality and expense risk charges
      (note 2) ..........................     (1,888,722)     (2,990)        (911)         (321)
                                            ------------     -------       ------        ------
      Net investment income (loss) ......        (62,503)      6,226         (874)          276
                                            ------------     -------       ------        ------

   Proceeds from mutual fund
      shares sold .......................     44,093,361      12,964        2,993         5,149
   Cost of mutual fund shares sold ......    (54,952,743)    (13,399)      (3,657)       (5,892)
                                            ------------     -------       ------        ------
      Realized gain (loss)
         on investments .................    (10,859,382)       (435)        (664)         (743)
   Change in unrealized gain (loss)
      on investments ....................    (22,402,153)    (29,089)      (3,484)       (6,285)
                                            ------------     -------       ------        ------
      Net gain (loss) on investments ....    (33,261,535)    (29,524)      (4,148)       (7,028)
                                            ------------     -------       ------        ------
   Reinvested capital gains .............             --          --           --            --
                                            ------------     -------       ------        ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(33,324,038)    (23,298)      (5,022)       (6,752)
                                            ============     =======       ======        ======

Investment activity:                        FedAmLeadS   FedCapApS   FedHiIncS    FedQualBd
                                            ----------   ---------   ---------   ------------
   Reinvested dividends .................         --          --          --       9,427,003
   Mortality and expense risk charges
      (note 2) ..........................       (510)     (1,792)     (3,375)     (3,960,980)
                                             -------      ------     -------     -----------
      Net investment income (loss) ......       (510)     (1,792)     (3,375)      5,466,023
                                             -------      ------     -------     -----------

   Proceeds from mutual fund
      shares sold .......................     16,572         493      30,353      36,115,393
   Cost of mutual fund shares sold ......    (15,308)       (507)    (30,305)    (33,267,516)
                                             -------      ------     -------     -----------
      Realized gain (loss)
         on investments .................      1,264         (14)         48       2,847,877
   Change in unrealized gain (loss)
      on investments ....................        688      (1,722)     33,315      14,294,870
                                             -------      ------     -------      ----------
      Net gain (loss) on investments ....      1,952      (1,736)     33,363      17,142,747
                                             -------      ------     -------     -----------
   Reinvested capital gains .............         --          --          --       3,527,253
                                             -------      ------     -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,442      (3,528)     29,988      26,136,023
                                             =======      ======     =======     ===========

Investment activity:                        FedQualBdS    FidVIPEIS      FidVIPEI2    FidVIPGrS
                                            ----------   ------------    ---------   ------------
   Reinvested dividends .................   $      --      10,259,931          --       1,054,688
   Mortality and expense risk charges
      (note 2) ..........................     (15,329)     (7,623,790)    (12,694)     (8,098,346)
                                            ---------    ------------    --------    ------------
      Net investment income (loss) ......     (15,329)      2,636,141     (12,694)     (7,043,658)
                                            ---------    ------------    --------    ------------

   Proceeds from mutual fund
      shares sold .......................     276,708      86,374,466     213,947     177,829,782
   Cost of mutual fund shares sold ......    (265,362)   (108,316,361)   (211,038)   (326,406,289)
                                            ---------    ------------    --------    ------------
      Realized gain (loss)
         on investments .................      11,346     (21,941,895)      2,909    (148,576,507)
   Change in unrealized gain (loss)
      on investments ....................     118,830    (132,146,951)     (4,057)   (116,016,093)
                                            ---------    ------------    --------    ------------
      Net gain (loss) on investments ....     130,176    (154,088,846)     (1,148)   (264,592,600)
                                            ---------    ------------    --------    ------------
   Reinvested capital gains .............          --      14,786,371          --              --
                                            ---------    ------------    --------    ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 114,847    (136,666,334)    (13,842)   (271,636,258)
                                            =========    ============    ========     ===========

Investment activity:                        FidVIPGr2     FidVIPHIS      FidVIPOvS      FidVIPOvS2R
                                            ---------   ------------   -------------   ------------
   Reinvested dividends .................         --      18,126,566         666,277          --
   Mortality and expense risk charges
      (note 2) ..........................     (4,734)     (2,013,471)     (1,021,443)     (6,107)
                                             -------    ------------    ------------     -------
      Net investment income (loss) ......     (4,734)     16,113,095        (355,166)     (6,107)
                                             -------    ------------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     13,545     139,813,625     704,705,676         114
   Cost of mutual fund shares sold ......    (13,804)   (182,190,024)   (701,127,595)       (135)
                                             -------    ------------    ------------     -------
      Realized gain (loss)
         on investments .................       (259)    (42,376,399)      3,578,081         (21)
   Change in unrealized gain (loss)
      on investments ....................    (48,224)     31,295,351     (17,458,398)    (39,923)
                                             -------    ------------    ------------     -------
      Net gain (loss) on investments ....    (48,483)    (11,081,048)    (13,880,317)    (39,944)
                                             -------    ------------    ------------     -------
   Reinvested capital gains .............         --              --              --          --
                                             -------    ------------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (53,217)      5,032,047     (14,235,483)    (46,051)
                                             =======    ============    ============     =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         FidVIPOvSR    FidVIPConS    FidVIPCon2   FidVIPGrOpS
                                            -----------   ------------   ----------   -----------
   Reinvested dividends .................   $        --      3,855,093         --       1,073,146
   Mortality and expense risk charges
      (note 2) ..........................       (95,583)    (6,067,785)    (9,700)     (1,188,267)
                                            -----------   ------------     ------     -----------
      Net investment income (loss) ......       (95,583)    (2,212,692)    (9,700)       (115,121)
                                            -----------   ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................     3,609,419    121,908,969     16,847      28,024,648
   Cost of mutual fund shares sold ......    (3,852,811)  (153,638,654)   (18,763)    (50,315,898)
                                            -----------   ------------     ------     -----------
      Realized gain (loss)
         on investments .................      (243,392)   (31,729,685)    (1,916)    (22,291,250)
   Change in unrealized gain (loss)
      on investments ....................    (2,512,530)   (25,397,539)   (30,169)     (7,084,177)
                                            -----------   ------------     ------     -----------
      Net gain (loss) on investments ....    (2,755,922)   (57,127,224)   (32,085)    (29,375,427)
                                            -----------   ------------     ------     -----------
   Reinvested capital gains .............            --             --         --              --
                                            -----------   ------------     ------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,851,505)   (59,339,916)   (41,785)    (29,490,548)
                                            ===========   ============    =======     ===========

Investment activity:                        FFidVIPMCap2   FidVIPVaIS   FidVIPVaIS2    FHCapAp
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................           --             --          --           --
   Mortality and expense risk charges
      (note 2) ..........................       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------
      Net investment income (loss) ......       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------

   Proceeds from mutual fund
      shares sold .......................       11,764      2,668,650      13,436       56,485
   Cost of mutual fund shares sold ......      (12,748)    (2,794,201)    (13,347)     (70,916)
                                               -------     ----------     -------     --------
      Realized gain (loss)
         on investments .................         (984)      (125,551)         89      (14,431)
   Change in unrealized gain (loss)
      on investments ....................       14,767       (719,815)     (9,475)    (107,556)
                                               -------     ----------     -------     --------
      Net gain (loss) on investments ....       13,783       (845,366)     (9,386)    (121,987)
                                               -------     ----------     -------     --------
   Reinvested capital gains .............           --             --          --           --
                                               -------     ----------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...        8,053       (861,397)    (11,160)    (123,474)
                                               =======     ==========     =======     ========

Investment activity:                         FHGrInc      GVITCVal    GVITDMidCapl   GVITEmMrkts
                                            ---------   -----------   ------------   -----------
   Reinvested dividends .................   $   3,736       520,238       687,463          9,764
   Mortality and expense risk charges
      (note 2) ..........................      (8,472)     (460,761)   (2,225,052)       (94,401)
                                            ---------   -----------   -----------    -----------
      Net investment income (loss) ......      (4,736)       59,477    (1,537,589)       (84,637)
                                            ---------   -----------   -----------    -----------

   Proceeds from mutual fund
      shares sold .......................     155,025    27,815,708    67,130,312     31,680,304
   Cost of mutual fund shares sold ......    (197,832)  (45,847,517)  (75,103,528)   (31,632,493)
                                            ---------   -----------   -----------    -----------
      Realized gain (loss)
         on investments .................     (42,807)  (18,031,809)   (7,973,216)        47,811
   Change in unrealized gain (loss)
      on investments ....................    (271,924)    6,523,419   (28,950,884)    (1,425,060)
                                            ---------   -----------   -----------    -----------
      Net gain (loss) on investments ....    (314,731)  (11,508,390)  (36,924,100)    (1,377,249)
                                            ---------   -----------   -----------    -----------
   Reinvested capital gains .............         759            --     1,574,265             --
                                            ---------   -----------   -----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(318,708)  (11,448,913)  (36,887,424)    (1,461,886)
                                            =========   ===========   ===========    ===========

Investment activity:                        GVITEmMrkts3    GVITFHiInc   GVITGlFin1   GVITGlFin3
                                            ------------   -----------   ----------   ----------
   Reinvested dividends .................        17,806     10,044,677         37          1,809
   Mortality and expense risk charges
      (note 2) ..........................       (37,842)    (1,334,589)      (133)       (13,183)
                                             ----------    -----------     ------     ----------
      Net investment income (loss) ......       (20,036)     8,710,088        (96)       (11,374)
                                             ----------    -----------     ------     ----------

   Proceeds from mutual fund
      shares sold .......................     2,062,440     77,629,535      3,073      4,419,488
   Cost of mutual fund shares sold ......    (2,619,091)   (87,000,074)    (2,851)    (4,399,147)
                                             ----------    -----------     ------     ----------
      Realized gain (loss)
         on investments .................      (556,651)    (9,370,539)       222         20,341
   Change in unrealized gain (loss)
      on investments ....................      (666,973)     3,033,779      2,313         21,644
                                             ----------    -----------     ------     ----------
      Net gain (loss) on investments ....    (1,223,624)    (6,336,760)     2,535         41,985
                                             ----------    -----------     ------     ----------
   Reinvested capital gains .............            --             --         --             --
                                             ----------    -----------     ------     ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,243,660)     2,373,328      2,439         30,611
                                             ==========    ===========     ======     ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                                            -----------   ----------   -----------   ----------
   Reinvested dividends .................   $        --       40,268         7,328         69
   Mortality and expense risk charges
      (note 2) ..........................       (40,020)     (68,199)      (14,086)       (81)
                                            -----------   ----------    ----------    -------
      Net investment income (loss) ......       (40,020)     (27,931)       (6,758)       (12)
                                            -----------   ----------    ----------    -------

   Proceeds from mutual fund
      shares sold .......................     2,545,612    5,486,057       817,423     14,361
   Cost of mutual fund shares sold ......    (2,778,963)  (7,531,763)   (1,045,626)   (14,677)
                                            -----------   ----------    ----------    -------
      Realized gain (loss)
         on investments .................      (233,351)  (2,045,706)     (228,203)      (316)
   Change in unrealized gain (loss)
      on investments ....................      (376,578)  (1,519,232)     (286,598)     2,033
                                            -----------   ----------    ----------    -------
      Net gain (loss) on investments ....      (609,929)  (3,564,938)     (514,801)     1,717
                                            -----------   ----------    ----------    -------
   Reinvested capital gains .............            --           --            --         --
                                            -----------   ----------    ----------    -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (649,949)  (3,592,869)     (521,559)     1,705
                                            ===========   ==========    ==========    =======

Investment activity:                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2   GVITGrowth
                                            ----------   ------------   ----------   -----------
   Reinvested dividends .................      4,926       37,331,635    143,034              --
   Mortality and expense risk charges
      (note 2) ..........................     (4,405)      (9,603,647)   (35,767)     (1,131,351)
                                            --------     ------------    -------     -----------
      Net investment income (loss) ......        521       27,727,988    107,267      (1,131,351)
                                            --------     ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................    341,463      160,180,332     35,176      37,120,556
   Cost of mutual fund shares sold ......   (368,811)    (146,049,503)   (34,316)    (96,204,455)
                                            --------     ------------    -------     -----------
      Realized gain (loss)
         on investments .................    (27,348)      14,130,829        860     (59,083,899)
   Change in unrealized gain (loss)
      on investments ....................    (24,509)      25,591,500    (25,087)     21,990,697
                                            --------     ------------    -------     -----------
      Net gain (loss) on investments ....    (51,857)      39,722,329    (24,227)    (37,093,202)
                                            --------     ------------    -------     -----------
   Reinvested capital gains .............         --        7,830,758     70,632              --
                                            --------     ------------    -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (51,336)      75,281,075    153,672     (38,224,553)
                                            ========     ============    =======     ===========

Investment activity:                        GVITIDAgg       GVITIDCon    GVITIDMod   GVITIDModAgg
                                            -----------    ----------   ----------   ------------
   Reinvested dividends .................   $    69,529       805,632    1,015,332       326,849
   Mortality and expense risk charges
      (note 2) ..........................       (65,951)     (311,541)    (546,737)     (241,229)
                                            -----------    ----------   ----------    ----------
      Net investment income (loss) ......         3,578       494,091      468,595        85,620
                                            -----------    ----------   ----------    ----------

   Proceeds from mutual fund
      shares sold .......................     1,647,426     3,493,834    1,208,950     1,546,340
   Cost of mutual fund shares sold ......    (1,935,969)   (3,544,555)  (1,359,217)   (1,741,550)
                                            -----------    ----------   ----------    ----------
      Realized gain (loss)
         on investments .................      (288,543)      (50,721)    (150,267)     (195,210)
   Change in unrealized gain (loss)
      on investments ....................      (678,183)      (51,455)  (3,539,297)   (2,432,754)
                                            -----------    ----------   ----------    ----------
      Net gain (loss) on investments ....      (966,726)     (102,176)  (3,689,564)   (2,627,964)
                                            -----------    ----------   ----------    ----------
   Reinvested capital gains .............           694        30,633       96,021        73,624
                                            -----------    ----------   ----------    ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (962,454)      422,548   (3,124,948)   (2,468,720)
                                            ===========    ==========   ==========    ==========

Investment activity:                        GVITIDModCon   GVITIntGro    GVITIntGro3    GVITJPBal
                                            ------------   ----------    -----------    ---------
   Reinvested dividends .................       736,673             --           --      2,884,474
   Mortality and expense risk charges
      (note 2) ..........................      (325,883)       (23,471)      (7,555)    (1,522,196)
                                             ----------    -----------   ----------    -----------
      Net investment income (loss) ......       410,790        (23,471)      (7,555)     1,362,278
                                             ----------    -----------   ----------    -----------

   Proceeds from mutual fund
      shares sold .......................     3,385,998     46,607,017    1,217,860     11,621,009
   Cost of mutual fund shares sold ......    (3,510,826)   (46,541,573)  (1,387,531)   (14,605,139)
                                             ----------    -----------   ----------    -----------
      Realized gain (loss)
         on investments .................      (124,828)        65,444     (169,671)    (2,984,130)
   Change in unrealized gain (loss)
      on investments ....................      (918,509)      (337,054)       7,721    (17,819,225)
                                             ----------    -----------   ----------    -----------
      Net gain (loss) on investments ....    (1,043,337)      (271,610)    (161,950)   (20,803,355)
                                             ----------    -----------   ----------    -----------
   Reinvested capital gains .............        77,791             --           --             --
                                             ----------    -----------   ----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      (554,756)      (295,081)    (169,505)   (19,441,077)
                                             ==========    ===========   ==========    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITMMultiSec      GVITMyMkt     GVITLead    GVITLead3
                                            -------------   --------------   --------   ----------
   Reinvested dividends .................   $  7,816,468        14,505,525       8          41,333
   Mortality and expense risk charges
      (note 2) ..........................     (1,603,971)      (14,686,263)     (1)        (62,927)
                                            ------------    --------------     ---      ----------
      Net investment income (loss) ......      6,212,497          (180,738)      7         (21,594)
                                            ------------    --------------     ---      ----------

   Proceeds from mutual fund
      shares sold .......................     46,921,955     6,862,973,566      48       7,902,553
   Cost of mutual fund shares sold ......    (47,946,261)   (6,865,748,223)    (48)     (8,994,636)
                                            ------------    --------------     ---      ----------
      Realized gain (loss)
         on investments .................     (1,024,306)       (2,774,657)     --      (1,092,083)
   Change in unrealized gain (loss)
      on investments ....................      2,809,117          (282,443)     19        (140,138)
                                            ------------    --------------     ---      ----------
      Net gain (loss) on investments ....      1,784,811        (3,057,100)     19      (1,232,221)
                                            ------------    --------------     ---      ----------
   Reinvested capital gains .............             --                --      --              --
                                            ------------    --------------     ---      ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  7,997,308        (3,237,838)     26      (1,253,815)
                                            ============    ==============     ===      ==========

Investment activity:                        GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                                            -----------   -----------   ------------   ------------
   Reinvested dividends .................        4,361             --           --           32,903
   Mortality and expense risk charges
      (note 2) ..........................     (150,676)    (1,042,884)      (1,516)      (3,994,942)
                                            ----------    -----------     --------     ------------
      Net investment income (loss) ......     (146,315)    (1,042,884)      (1,516)      (3,962,039)
                                            ----------    -----------     --------     ------------

   Proceeds from mutual fund
      shares sold .......................    4,837,137     55,282,021      298,770      172,654,427
   Cost of mutual fund shares sold ......   (5,895,078)   (75,711,451)    (295,265)    (225,283,479)
                                            ----------    -----------     --------     ------------
      Realized gain (loss)
         on investments .................   (1,057,941)   (20,429,430)       3,505      (52,629,052)
   Change in unrealized gain (loss)
      on investments ....................   (3,386,730)   (16,058,574)     (10,045)     (74,016,267)
                                            ----------    -----------     --------     ------------
      Net gain (loss) on investments ....   (4,444,671)   (36,488,004)      (6,540)    (126,645,319)
                                            ----------    -----------     --------     ------------
   Reinvested capital gains .............           --             --           --        8,654,804
                                            ----------    -----------     --------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (4,590,986)   (37,530,888)      (8,056)    (121,952,554)
                                            ==========    ===========     ========     ============

Investment activity:                        GVITSmCapVal2    GVITSmComp    GVITSmComp2    GVITSMdCpGr
                                            -------------   ------------   -----------   ------------
   Reinvested dividends .................     $     --                --          --               --
   Mortality and expense risk charges
      (note 2) ..........................       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------
      Net investment income (loss) ......       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------

   Proceeds from mutual fund
      shares sold .......................       30,862       191,215,631       3,662       68,894,717
   Cost of mutual fund shares sold ......      (32,801)     (197,924,226)     (4,084)    (129,275,221)
                                              --------      ------------     -------     ------------
      Realized gain (loss)
         on investments .................       (1,939)       (6,708,595)       (422)     (60,380,504)
   Change in unrealized gain (loss)
      on investments ....................       17,135       (42,174,252)     (9,604)      14,240,706
                                              --------      ------------     -------     ------------
      Net gain (loss) on investments ....       15,196       (48,882,847)    (10,026)     (46,139,798)
                                              --------      ------------     -------     ------------
   Reinvested capital gains .............           --                --          --               --
                                              --------      ------------     -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $ 12,759       (51,794,304)    (14,230)     (47,219,311)
                                              ========      ============     =======     ============

Investment activity:                          GVITTotRt    GVITTotRt2   GVITTGroFoc   GVITTGroFoc3
                                            ------------   ----------   -----------   ------------
   Reinvested dividends .................      3,857,424      2,917             --            --
   Mortality and expense risk charges
      (note 2) ..........................     (5,009,086)    (2,831)       (59,842)       (4,202)
                                            ------------    -------     ----------      --------
      Net investment income (loss) ......     (1,151,662)        86        (59,842)       (4,202)
                                            ------------    -------     ----------      ---------

   Proceeds from mutual fund
      shares sold .......................     81,574,974     33,107      7,892,792       260,114
   Cost of mutual fund shares sold ......   (169,435,340)   (32,929)    (9,935,565)     (312,914)
                                            ------------    -------     ----------      --------
      Realized gain (loss)
         on investments .................    (87,860,366)       178     (2,042,773)      (52,800)
   Change in unrealized gain (loss)
      on investments ....................     (5,497,512)   (18,750)    (1,016,367)      (66,136)
                                            ------------    -------     ----------      --------
      Net gain (loss) on investments ....    (93,357,878)   (18,572)    (3,059,140)     (118,936)
                                            ------------    -------     ----------      --------
   Reinvested capital gains .............             --         --             --            --
                                            ------------    -------     ----------      --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (94,509,540)   (18,486)    (3,118,982)     (123,138)
                                            ============    =======     ==========      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         GVITUSGro3     GVITWLead      JanCapAp     JanGlTechS2
                                            -----------   ------------   ------------   -----------
   Reinvested dividends .................   $        --        351,641        837,059           --
   Mortality and expense risk charges
      (note 2) ..........................       (29,096)      (346,569)    (3,504,871)     (66,075)
                                            -----------   ------------   ------------   ----------
      Net investment income (loss) ......       (29,096)         5,072     (2,667,812)     (66,075)
                                            -----------   ------------   ------------   ----------

   Proceeds from mutual fund
      shares sold .......................     2,569,588    208,954,531     99,980,771    1,079,474
   Cost of mutual fund shares sold ......    (3,007,700)  (214,603,386)  (173,078,525)  (1,282,120)
                                            -----------   ------------   ------------   ----------
      Realized gain (loss)
         on investments .................      (438,112)    (5,648,855)   (73,097,754)    (202,646)
   Change in unrealized gain (loss)
      on investments ....................      (381,084)    (1,865,555)    22,103,179   (1,754,402)
                                            -----------   ------------   ------------   ----------
      Net gain (loss) on investments ....      (819,196)    (7,514,410)   (50,994,575)  (1,957,048)
                                            -----------   ------------   ------------   ----------
   Reinvested capital gains .............            --             --             --           --
                                            -----------   ------------   ------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (848,292)    (7,509,338)   (53,662,387)  (2,023,123)
                                            ===========   ============   ============   ==========

Investment activity:                          JanGlTech    JanIntGroS2     JanIntGro    MFSMidCapGrS
                                            ------------   -----------   ------------   ------------
   Reinvested dividends .................             --       59,696       1,085,872          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,157,006)    (171,840)     (2,299,623)     (4,277)
                                            ------------   ----------    ------------     -------
      Net investment income (loss) ......     (1,157,006)    (112,144)     (1,213,751)     (4,277)
                                            ------------   ----------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     71,694,491    1,096,715     591,163,113       5,200
   Cost of mutual fund shares sold ......   (128,081,155)  (1,236,102)   (598,477,290)     (5,597)
                                            ------------   ----------    ------------     -------
      Realized gain (loss)
         on investments .................    (56,386,664)    (139,387)     (7,314,177)       (397)
   Change in unrealized gain (loss)
      on investments ....................      2,517,341   (3,867,867)    (46,250,031)    (14,376)
                                            ------------   ----------    ------------     -------
      Net gain (loss) on investments ....    (53,869,323)  (4,007,254)    (53,564,208)    (14,773)
                                            ------------   ----------    ------------     -------
   Reinvested capital gains .............             --           --              --          --
                                            ------------   ----------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (55,026,329)  (4,119,398)    (54,777,959)    (19,050)
                                            ============   ==========    ============     =======

Investment activity:                        MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus
                                            -----------   -------   ---------   ----------
   Reinvested dividends .................     $     --         --        --           --
   Mortality and expense risk charges
      (note 2) ..........................       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------
      Net investment income (loss) ......       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------

   Proceeds from mutual fund
      shares sold .......................          221     16,322     8,205        7,398
   Cost of mutual fund shares sold ......         (230)   (15,760)   (8,518)      (6,872)
                                              --------    -------    ------       ------
      Realized gain (loss)
         on investments .................           (9)       562      (313)         526
   Change in unrealized gain (loss)
      on investments ....................       (9,765)    (7,250)    1,358         (413)
                                              --------    -------    ------       ------
   Net gain (loss) on investments .......       (9,774)    (6,688)    1,045          113
                                              --------    -------    ------       ------
   Reinvested capital gains .............           --         --        --           --
                                              --------    -------    ------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $(11,306)    (9,504)     (300)        (291)
                                              ========    =======    ======       ======

Investment activity:                         NBAMTGuard     NBAMTMCGr      NBAMTPart      OppAggGro
                                            -----------   ------------   ------------   ------------
   Reinvested dividends .................       783,984             --        590,643      1,539,378
   Mortality and expense risk charges
      (note 2) ..........................    (1,304,788)    (2,343,135)    (1,161,686)    (2,495,501)
                                            -----------   ------------   ------------   ------------
      Net investment income (loss) ......      (520,804)    (2,343,135)      (571,043)      (956,123)
                                            -----------   ------------   ------------   ------------

   Proceeds from mutual fund
      shares sold .......................    39,885,284    186,868,432    142,220,956    108,256,186
   Cost of mutual fund shares sold ......   (54,404,712)  (235,669,404)  (173,633,818)  (141,556,385)
                                            -----------   ------------   ------------   ------------
      Realized gain (loss)
         on investments .................   (14,519,428)   (48,800,972)   (31,412,862)   (33,300,199)
   Change in unrealized gain (loss)
      on investments ....................   (21,242,510)   (23,959,811)       934,177    (42,270,037)
                                            -----------   ------------   ------------   ------------
   Net gain (loss) on investments .......   (35,761,938)   (72,760,783)   (30,478,685)   (75,570,236)
                                            -----------   ------------   ------------   ------------
   Reinvested capital gains .............            --             --             --             --
                                            -----------   ------------   ------------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (36,282,742)   (75,103,918)   (31,049,728)   (76,526,359)
                                            ===========   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          OppCapAp      OppCapApS      OppGlSec      OppGlSecS
                                            -------------   ---------   --------------   ---------
   Reinvested dividends .................   $   2,599,338         --           799,806         --
   Mortality and expense risk charges
      (note 2) ..........................      (5,114,282)   (11,082)       (2,261,764)   (12,345)
                                            -------------    --------   --------------   --------
      Net investment income (loss) ......      (2,514,944)   (11,082)       (1,461,958)   (12,345)
                                            -------------    --------   --------------   --------

   Proceeds from mutual fund
      shares sold .......................     107,707,291     23,076     1,605,261,000    238,801
   Cost of mutual fund shares sold ......    (191,313,801)   (23,518)   (1,638,332,876)  (245,236)
                                            -------------    --------   --------------   --------
      Realized gain (loss)
         on investments .................     (83,606,510)      (442)      (33,071,876)    (6,435)
   Change in unrealized gain (loss)
      on investments ....................     (61,873,771)   (34,288)       (6,927,663)   (80,839)
                                            -------------    --------   --------------   --------
      Net gain (loss) on investments ....    (145,480,281)   (34,730)      (39,999,539)   (87,274)
                                            -------------    --------   --------------   --------
   Reinvested capital gains .............              --         --                --         --
                                            -------------    --------   --------------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(147,995,225)   (45,812)      (41,461,497)   (99,619)
                                            =============    ========   ==============   ========

Investment activity:                        OppMSGrInc    OppMSGrIncS   OppStratBdS     StOpp2
                                            -----------   -----------   -----------   -----------
   Reinvested dividends .................     2,661,990          --           --          709,383
   Mortality and expense risk charges
      (note 2) ..........................    (4,275,544)     (8,189)      (2,963)      (2,108,616)
                                            -----------     -------       ------      -----------
      Net investment income (loss) ......    (1,613,554)     (8,189)      (2,963)      (1,399,233)
                                            -----------     -------       ------      -----------

   Proceeds from mutual fund
      shares sold .......................    42,558,098       8,748          710       56,191,684
   Cost of mutual fund shares sold ......   (53,748,671)     (9,694)        (705)     (85,079,036)
                                            -----------     -------       ------      -----------
      Realized gain (loss)
         on investments .................   (11,190,573)       (946)           5      (28,887,352)
   Change in unrealized gain (loss)
      on investments ....................   (67,145,146)    (56,306)      27,827      (32,251,410)
                                            -----------     -------       ------      -----------
      Net gain (loss) on investments ....   (78,335,719)    (57,252)      27,832      (61,138,762)
                                            -----------     -------       ------      -----------
   Reinvested capital gains .............            --          --           --        3,305,823
                                            -----------     -------       ------      -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (79,949,273)    (65,441)      24,869      (59,232,172)
                                            ===========     =======       ======      ===========

Investment activity:                          VEWrldEMkt       VEWrldHAs     VKCom2   VKEmGr2
                                            ---------------   -----------   -------   -------
   Reinvested dividends .................   $        89,572        95,673        --        --
   Mortality and expense risk charges
      (note 2) ..........................          (625,504)     (233,452)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------
      Net investment income (loss) ......          (535,932)     (137,779)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------

   Proceeds from mutual fund
      shares sold .......................     1,355,771,459    93,519,742    32,814    14,948
   Cost of mutual fund shares sold ......    (1,357,537,303)  (96,931,317)  (36,302)  (16,015)
                                            ---------------   -----------   -------   -------
      Realized gain (loss)
         on investments .................        (1,765,844)   (3,411,575)   (3,488)   (1,067)
   Change in unrealized gain (loss)
      on investments ....................        (3,159,730)      456,720    84,155   (58,737)
                                            ---------------   -----------   -------   -------
      Net gain (loss) on investments ....        (4,925,574)   (2,954,855)   80,667   (59,804)
                                            ---------------   -----------   -------   -------
   Reinvested capital gains .............                --            --        --        --
                                            ---------------   -----------   -------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $    (5,461,506)   (3,092,634)   64,722   (63,444)
                                            ===============   ===========   =======   =======

Investment activity:                           VKEmMkt      VKMidCapG   VKUSRealEst   VicDivrStk
                                            ------------   ----------   -----------   ----------
   Reinvested dividends .................      3,120,487           --     4,908,497       99,463
   Mortality and expense risk charges
      (note 2) ..........................       (357,160)    (170,016)   (1,701,530)    (230,584)
                                            ------------   ----------   -----------   ----------
      Net investment income (loss) ......      2,763,327     (170,016)    3,206,967     (131,121)
                                            ------------   ----------   -----------   ----------

   Proceeds from mutual fund
      shares sold .......................    101,794,407    5,278,170    85,425,780    2,371,157
   Cost of mutual fund shares sold ......   (102,237,054)  (7,316,419)  (84,627,879)  (2,763,953)
                                            ------------   ----------   -----------   ----------
      Realized gain (loss)
         on investments .................       (442,647)  (2,038,249)      797,901     (392,796)
   Change in unrealized gain (loss)
      on investments ....................       (332,040)  (2,932,693)  (15,531,000)  (4,596,621)
                                            ------------   ----------   -----------   ----------
      Net gain (loss) on investments ....       (774,687)  (4,970,942)  (14,733,099)  (4,989,417)
                                            ------------   ----------   -----------   ----------
   Reinvested capital gains .............             --           --     3,677,034           --
                                            ------------   ----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,988,640   (5,140,958)   (7,849,098)  (5,120,538)
                                            ============   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        VicInvQBd   VicSmCoOpp    WRAsStrat      WRBal
                                            ---------   ----------   ----------   ----------
   Reinvested dividends .................   $  89,735       6,666     1,243,738    1,085,280
   Mortality and expense risk charges
      (note 2)...........................     (12,440)    (21,401)     (804,541)    (703,114)
                                            ---------   ---------    ----------   ----------
      Net investment income (loss) ......      77,295     (14,735)      439,197      382,166
                                            ---------   ---------    ----------   ----------

   Proceeds from mutual fund
      shares sold .......................     317,357     294,581     1,190,183    1,629,914
   Cost of mutual fund shares sold ......    (295,966)   (257,436)   (1,233,604)  (1,812,235)
                                            ---------   ---------    ----------   ----------
      Realized gain (loss)
         on investments .................      21,391      37,145       (43,421)    (182,321)
   Change in unrealized gain (loss)
      on investments ....................      13,036    (189,535)      708,959   (5,642,887)
                                            ---------   ---------    ----------   ----------
      Net gain (loss) on investments ....      34,427    (152,390)      665,538   (5,825,208)
                                            ---------   ---------    ----------   ----------
   Reinvested capital gains .............      73,303          --            --           --
                                            ---------   ---------    ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 185,025    (167,125)    1,104,735   (5,443,042)
                                            =========   =========    ==========   ==========

Investment activity:                           WRBnd       WRCoreEq      WRGrowth      WRHiInc
                                            ----------   -----------   -----------   ----------
   Reinvested dividends .................    4,132,615     1,090,576        24,038    3,927,799
   Mortality and expense risk charges
      (note 2)...........................   (1,033,854)   (2,529,218)   (2,501,942)    (530,760)
                                            ----------   -----------   -----------   ----------
      Net investment income (loss) ......    3,098,761    (1,438,642)   (2,477,904)   3,397,039
                                            ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold     1,152,522     4,195,203     4,187,083      680,078
   Cost of mutual fund shares sold ......   (1,092,523)   (6,070,090)   (5,943,454)    (755,166)
                                            ----------   -----------   -----------   ----------
      Realized gain (loss)
         on investments .................       59,999    (1,874,887)   (1,756,371)     (75,088)
   Change in unrealized gain (loss)
      on investments ....................    2,600,119   (45,994,822)  (44,114,247)  (4,546,317)
                                            ----------   -----------   -----------   ----------
      Net gain (loss) on investments ....    2,660,118   (47,869,709)  (45,870,618)  (4,621,405)
                                            ----------   -----------   -----------   ----------
   Reinvested capital gains .............           --            --            --           --
                                            ----------   -----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    5,758,879   (49,308,351)  (48,348,522)  (1,224,366)
                                            ==========   ===========   ===========   ==========

Investment activity:                           WRIntl      WRLTBond       WRMMkt      WRSciTech
                                            -----------   ---------    -----------   -----------
   Reinvested dividends .................   $   168,704     513,174        365,411           440
   Mortality and expense risk charges
      (note 2) ..........................      (464,798)   (153,039)      (453,149)     (685,472)
                                            -----------   ---------    -----------   -----------
      Net investment income (loss) ......      (296,094)    360,135        (87,738)     (685,032)
                                            -----------   ---------    -----------   -----------

   Proceeds from mutual fund
      shares sold .......................     3,431,044   1,007,997     68,861,644     2,811,323
   Cost of mutual fund shares sold ......    (4,513,965)   (966,743)   (68,861,644)   (3,170,502)
                                            -----------   ---------    -----------   -----------
      Realized gain (loss)
         on investments .................    (1,082,921)     41,254             --      (359,179)
   Change in unrealized gain (loss)
      on investments ....................    (5,767,714)    131,915             --   (13,455,380)
                                            -----------   ---------    -----------   -----------
      Net gain (loss) on investments ....    (6,850,635)    173,169             --   (13,814,559)
                                            -----------   ---------    -----------   -----------
   Reinvested capital gains .............            --          --             --            --
                                            -----------   ---------    -----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(7,146,729)    533,304        (87,738)  (14,499,591)
                                            ===========   =========    ===========   ===========

Investment activity:                          WRSmCap       WRValue
                                            -----------   ----------
   Reinvested dividends .................            --      457,108
   Mortality and expense risk charges
      (note 2) ..........................    (1,173,816)    (690,507)
                                            -----------   ----------
      Net investment income (loss) ......    (1,173,816)    (233,399)
                                            -----------   ----------
   Proceeds from mutual fund
      shares sold .......................    42,089,918    2,616,745
   Cost of mutual fund shares sold ......   (47,077,347)  (2,924,843)
                                            -----------   ----------
      Realized gain (loss) on
         investments ....................    (4,987,429)    (308,098)
   Change in unrealized gain (loss)
      on investments ....................   (16,162,456)  (7,513,064)
                                            -----------   ----------
      Net gain (loss) on investments ....   (21,149,885)  (7,821,162)
                                            -----------   ----------
   Reinvested capital gains .............            --           --
                                            -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (22,323,701)  (8,054,561)
                                            ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total                    AIMBal
                                            --------------------------------   --------------
Investment activity:                             2002              2001          2002    2001
                                            ---------------   --------------   -------   ----
   Net investment income (loss) .........   $    34,236,709       44,748,051     6,892     --
   Realized gain (loss) on investments ..    (1,165,783,979)  (1,396,655,621)   (1,533)    --
   Change in unrealized gain (loss)
      on investments ....................    (1,252,375,182)    (467,035,414)  (47,884)    --
   Reinvested capital gains .............        63,306,597      328,794,805        --     --
                                            ---------------   --------------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,320,615,855)  (1,490,148,179)  (42,525)    --
                                            ---------------   --------------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,247,590,435    4,758,136,751   426,637     --
   Transfers between funds ..............                --               --       (68)    --
   Redemptions (note 3) .................    (1,979,290,511)  (1,230,321,119)  (14,153)    --
   Annuity benefits .....................        (1,983,118)      (1,264,289)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (345,695)        (317,386)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (25,987,412)     (22,752,771)       --     --
   Adjustments to maintain reserves .....          (591,110)      (3,550,504)      (50)    --
                                            ---------------   --------------   -------    ---
         Net equity transactions ........     1,239,392,589    3,499,930,682   412,366     --
                                            ---------------   --------------   -------    ---

Net change in contract owners' equity ...    (1,081,223,266)   2,009,782,503   369,841     --
Contract owners' equity beginning
   of period ............................    12,948,274,792   10,938,492,289        --     --
                                            ---------------   --------------   -------    ---
Contract owners' equity end of period ...   $11,867,051,526   12,948,274,792   369,841     --
                                            ===============   ==============   =======    ===

CHANGES IN UNITS:
   Beginning units ......................     1,169,724,887      854,916,423        --     --
                                            ---------------   --------------   -------    ---
   Units purchased ......................       344,037,761      410,344,735    46,472     --
   Units redeemed .......................      (250,040,415)     (95,536,271)   (1,452)    --
                                            ---------------   --------------   -------    ---
   Ending units .........................     1,263,722,233    1,169,724,887    45,020     --
                                            ===============   ==============   =======    ===

                                               AIMBValue2        AIMBlueCh
                                            ----------------   --------------
Investment activity:                          2002      2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........      (7,418)    --     (910)     --
   Realized gain (loss) on investments ..      (4,224)    --   (2,139)     --
   Change in unrealized gain (loss)
      on investments ....................     (18,608)    --   (16,194)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (30,250)    --   (19,243)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,357,205     --   177,745     --
   Transfers between funds ..............     (58,743)    --        --     --
   Redemptions (note 3) .................      (7,993)    --    (4,535)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (207)    --
   Adjustments to maintain reserves .....         (17)    --        (8)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   2,290,452     --   172,995     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   2,260,202     --   153,752     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   2,260,202     --   153,752     --
                                            =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     307,186     --    21,593     --
   Units redeemed .......................      (8,230)    --      (524)    --
                                            ---------    ---   -------    ---
   Ending units .........................     298,956     --    21,069     --
                                            =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMCapAp         AIMCapAp2       AIMCoreEq        AIMPreEq
                                            --------------   --------------   -------------   --------------
Investment activity:                         2002     2001    2002     2001    2002    2001    2002     2001
                                            -------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (67)    --    (1,648)    --       39     --    (1,030)    --
   Realized gain (loss) on investments ..      (737)    --      (121)    --      (24)    --    (4,137)    --
   Change in unrealized gain (loss)
      on investments ....................      (934)    --   (13,728)    --   (3,012)    --   (41,950)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Reinvested capital gains .............        --     --        --     --       --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,738)    --   (15,497)    --   (2,997)    --   (47,117)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    34,294     --   514,843     --   63,735     --   379,837     --
   Transfers between funds ..............        --     --    (3,381)    --       --     --       173     --
   Redemptions (note 3) .................    (2,330)    --       (19)    --       --     --   (11,503)    --
   Annuity benefits .....................        --     --        --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        --     --       --     --      (326)    --
   Adjustments to maintain reserves .....       (11)    --       (25)    --      347     --       (51)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Net equity transactions ..............    31,953     --   511,418     --   64,082     --   368,130     --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    30,215     --   495,921     --   61,085     --   321,013     --
Contract owners' equity beginning
   of period ............................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $30,215     --   495,921     --   61,085     --   321,013     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Units purchased ......................     4,164     --    63,127     --    7,344     --    47,601     --
   Units redeemed .......................      (249)    --      (411)    --       --     --    (1,359)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Ending units .........................     3,915     --    62,716     --    7,344     --    46,242     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMPreEq2         AISmCapValB        AlGrIncB          AlPremGrB
                                            ---------------   ----------------   --------------   ----------------
Investment activity:                          2002     2001      2002     2001     2002    2001      2002     2001
                                            --------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $     51     --      (4,227)    --    (2,355)    --      (4,060)    --
   Realized gain (loss) on investments ..        (18)    --         131     --       (32)    --      (1,140)    --
   Change in unrealized gain (loss)
      on investments ....................    (19,953)    --      31,302     --   (11,102)    --     (46,333)    --
   Reinvested capital gains .............         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,920)    --      27,206     --   (13,489)    --     (51,533)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    598,299     --   1,218,497     --   663,044     --   1,050,974     --
   Transfers between funds ..............         22     --      16,445     --      (104)    --     (10,475)    --
   Redemptions (note 3) .................     (1,475)    --        (898)    --    (1,504)    --      (5,869)    --
   Annuity benefits .....................         --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Adjustments to maintain reserves .....        (16)    --         (24)    --       (18)    --         (19)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    596,830     --   1,234,020     --   661,418     --   1,034,611     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    576,910     --   1,261,226     --   647,929     --     983,078     --
Contract owners' equity beginning
   of period ............................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $576,910     --   1,261,226     --   647,929     --     983,078     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     75,410     --     153,271     --    82,704     --     127,930     --
   Units redeemed .......................       (185)    --        (111)    --      (200)    --      (1,929)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     75,225     --     153,160     --    82,504     --     126,001     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPIncGr              ACVPIncGr2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (122,124)     (640,492)     (4,698)    --
   Realized gain (loss) on investments ..    (18,216,447)   (1,861,625)     14,994     --
   Change in unrealized gain (loss)
      on investments ....................    (33,864,481)  (21,562,961)    (25,818)    --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (52,203,052)  (24,065,078)    (15,522)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     36,320,285    59,808,951   1,305,416     --
   Transfers between funds ..............    (17,502,668)   (9,181,989)     (3,980)    --
   Redemptions (note 3) .................    (21,248,521)  (16,188,029)     (1,112)    --
   Annuity benefits .....................        (78,659)      (53,446)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,875)       (9,770)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (371,734)     (286,292)         --     --
   Adjustments to maintain reserves .....        (44,129)      (51,122)        (24)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     (2,935,301)   34,038,303   1,300,300     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (55,138,353)    9,973,225   1,284,778     --
Contract owners' equity beginning
   of period ............................    244,097,006   234,123,781          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $188,958,653   244,097,006   1,284,778     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,431,056    17,654,095          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      6,309,819     3,598,563     157,863     --
   Units redeemed .......................     (6,732,133)     (821,602)       (611)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     20,008,742    20,431,056     157,252     --
                                            ============   ===========   =========    ===

                                                      ACVPInt                 ACVPInt3
                                            --------------------------   -----------------
Investment activity:                           2002           2001          2002      2001
                                            -----------   ------------   ----------   ----
   Net investment income (loss) .........      (425,314)    (2,769,339)    (186,417)    --
   Realized gain (loss) on investments ..    (1,871,169)  (103,673,422)    (520,994)    --
   Change in unrealized gain (loss)
      on investments ....................   (30,230,542)    (2,743,438)  (3,738,920)    --
   Reinvested capital gains .............            --     24,807,708           --     --
                                            -----------   ------------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (32,527,025)   (84,378,491)  (4,446,331)    --
                                            -----------   ------------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,853,818     56,012,313   12,011,037     --
   Transfers between funds ..............   (23,319,233)   (34,482,228)  28,723,519     --
   Redemptions (note 3) .................   (51,575,813)   (17,499,992)  (1,486,269)    --
   Annuity benefits .....................       (29,683)       (53,110)          --     --
   Annual contract maintenance charges
      (note 2) ..........................        (4,548)        (4,642)        (132)    --
   Contingent deferred sales charges
      (note 2) ..........................      (265,452)      (264,557)     (26,142)    --
   Adjustments to maintain reserves .....      (166,977)      (138,350)     147,751     --
                                            -----------   ------------   ----------    ---
         Net equity transactions ........   (65,507,888)     3,569,434   39,369,764     --
                                            -----------   ------------   ----------    ---

Net change in contract owners' equity ...   (98,034,913)   (80,809,057)  34,923,433     --
Contract owners' equity beginning
   of period ............................   215,558,105    296,367,162           --     --
                                            -----------   ------------   ----------    ---
Contract owners' equity end of period ...   117,523,192    215,558,105   34,923,433     --
                                            ===========   ============   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................    19,760,892     18,957,858           --     --
                                            -----------   ------------   ----------    ---
   Units purchased ......................       925,491      1,189,248    4,491,934     --
   Units redeemed .......................    (7,034,301)      (386,214)    (152,749)    --
                                            -----------   ------------   ----------    ---
   Ending units .........................    13,652,082     19,760,892    4,339,185     --
                                            ===========   ============   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACVPUltra         ACVPUltra2              ACVPVal                ACVPVal2
                                            ------------------   --------------   -------------------------   ----------------
Investment activity:                            2002      2001     2002    2001      2002           2001         2002     2001
                                            -----------   ----   -------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (27,469)    --    (2,029)    --    (1,393,909)     (936,906)     (9,241)    --
   Realized gain (loss) on investments ..      (765,494)    --    (5,561)    --    (3,706,212)   13,220,094      (1,557)    --
   Change in unrealized gain (loss)
      on investments ....................      (167,486)    --   (20,580)    --   (73,922,904)   10,454,365      10,938     --
   Reinvested capital gains .............            --     --        --     --    19,513,169            --          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (960,449)    --   (28,170)    --   (59,509,856)   22,737,553         140     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,059,687     --   715,410     --   121,675,126   107,294,902   2,344,124     --
   Transfers between funds ..............     3,654,235     --   (19,623)    --    31,290,063   102,029,142      42,124     --
   Redemptions (note 3) .................    (1,331,183)    --    (1,715)    --   (37,009,582)  (13,551,488)    (11,704)    --
   Annuity benefits .....................            --     --        --     --       (34,970)       (5,437)         --     --
   Annual contract maintenance charges
      (note 2) ..........................            (1)    --        --     --        (4,820)       (1,503)         --     --
   Contingent deferred sales charges
      (note 2) ..........................        (8,863)    --        --     --      (576,090)     (222,064)       (208)    --
   Adjustments to maintain reserves .....        (1,248)    --        (9)    --         5,235       (34,109)        (46)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........     4,372,627     --   694,063     --    115,344,962   195,509,443   2,374,290    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...     3,412,178     --    665,893    --    55,835,106   218,246,996   2,374,430     --
Contract owners' equity beginning
   of period ............................            --     --        --     --   315,422,735    97,175,739          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 3,412,178     --   665,893     --   371,257,841   315,422,735   2,374,430     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................            --     --        --     --    22,460,603     7,758,901          --     --
                                            -----------     --   -------    ---   -----------   -----------   ---------    ---
   Units purchased ......................       507,766     --    86,534     --     9,800,291    15,593,989     277,611     --
   Units redeemed .......................       (80,696)    --    (2,436)    --    (1,597,928)     (892,287)     (1,348)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
   Ending units .........................       427,070     --    84,098     --    30,662,966    22,460,603     276,263     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   BBTCapAp          BBTCapMAG           BBTGrInc        BBTLgCoGr
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001      2002     2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss)..........   $   (4,330)    --      (6,702)    --       6,567     --    (3,812)    --
   Realized gain (loss) on investments...       (1,430)    --      (6,807)    --      (3,948)    --    (2,494)    --
   Change in unrealized gain (loss)
      on investments.....................     (104,483)    --    (158,483)    --    (146,535)    --   (87,632)    --
   Reinvested capital gains..............           --     --      13,663     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (110,243)    --    (158,329)    --    (143,916)    --   (93,938)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    1,180,095     --   1,306,713     --   1,563,868     --   855,450     --
   Transfers between funds...............         (438)    --          --     --       3,602     --        --     --
   Redemptions (note 3)..................      (20,355)    --     (29,284)    --     (25,354)    --   (10,754)    --
   Annuity benefits......................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2)...........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2)...........................         (172)    --        (560)    --        (437)    --      (103)    --
   Adjustments to maintain reserves......          (76)    --         (54)    --        (112)    --      (148)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions.........    1,159,054     --   1,276,815     --   1,541,567     --   844,445     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity....    1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
Contract owners' equity beginning
   of period.............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period....   $1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units.......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased.......................      128,972     --     144,610     --     175,989     --   107,713     --
   Units redeemed........................       (2,195)    --      (3,102)    --      (2,757)    --    (1,321)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units..........................      126,777     --     141,508     --     173,232     --   106,392     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     CSGPVen                    CSIntFoc
                                            -------------------------   -----------------------
Investment activity:                            2002          2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (59,921)     (105,703)    (130,246)    (205,466)
   Realized gain (loss) on investments ..      (654,877)  (10,051,635)     405,561   (6,610,860)
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)    6,061,340   (2,715,624)   2,924,998
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,554,304)   (4,095,998)  (2,440,309)  (3,891,328)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        54,980       437,081       95,306      321,905
   Transfers between funds ..............    (1,939,144)   (2,409,756)  (3,238,592)  (3,242,052)
   Redemptions (note 3) .................      (500,965)     (588,320)  (1,170,686)  (1,090,377)
   Annuity benefits .....................            --            --       (1,743)          --
   Annual contract maintenance charges
      (note 2) ..........................           (85)         (109)         (91)        (104)
   Contingent deferred sales charges
      (note 2) ..........................        (8,761)      (18,057)     (20,942)     (21,131)
   Adjustments to maintain reserves .....           786        (3,835)      (2,431)        (626)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    (2,393,189)   (2,582,996)  (4,339,179)  (4,032,385)
                                            -----------   -----------   ----------   ----------

Net change in contract owners'equity ....    (4,947,493)   (6,678,994)  (6,779,488)  (7,923,713)
Contract owners' equity beginning
   of period ............................     8,573,915    15,252,909   15,534,586   23,458,299
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 3,626,422     8,573,915    8,755,098   15,534,586
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       881,184     1,111,277    1,823,262    2,118,432
                                            -----------   -----------   ----------   ----------
   Units purchased ......................         7,125        39,180       11,671       23,566
   Units redeemed .......................      (316,207)     (269,273)    (539,936)    (318,736)
                                            -----------   -----------   ----------   ----------
   Ending units .........................       572,102       881,184    1,294,997    1,823,262
                                            ===========   ===========   ==========   ==========

                                                    CSLCapV              DVITNas100Ix
                                            -----------------------   -------------------
Investment activity:                           2002         2001      2002       2001
                                            ----------   ----------   ----   ------------
   Net investment income (loss) .........      (21,834)    (228,262)    --       (560,028)
   Realized gain (loss) on investments ..     (213,404)     (24,335)    --     44,776,293
   Change in unrealized gain (loss)
      on investments ....................   (4,689,583)     103,197     --             --
   Reinvested capital gains .............           --           --     --             --
                                            ----------   ----------    ---   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,924,821)    (149,400)    --     44,216,265
                                            ----------   ----------    ---   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      285,138      332,630     --             --
   Transfers between funds ..............   (1,000,986)   2,510,638     --    208,016,120
   Redemptions (note 3) .................   (2,234,926)  (1,783,273)    --   (246,084,935)
   Annuity benefits .....................           --           --     --             --
   Annual contract maintenance charges
      (note 2) ..........................         (265)        (249)    --             --
   Contingent deferred sales charges
      (note 2) ..........................      (37,559)     (37,035)    --     (6,147,450)
   Adjustments to maintain reserves .....          949        2,923     --             --
                                            ----------   ----------    ---   ------------
         Net equity transactions ........   (2,987,649)   1,025,634     --    (44,216,265)
                                            ----------   ----------    ---   ------------

Net change in contract owners'equity ....   (7,912,470)     876,234     --             --
Contract owners' equity beginning
   of period ............................   21,865,632   20,989,398     --             --
                                            ----------   ----------    ---   ------------
Contract owners' equity end of period ...   13,953,162   21,865,632     --             --
                                            ==========   ==========    ===   ============

CHANGES IN UNITS:
   Beginning units ......................    1,671,364    1,602,463     --             --
                                            ----------   ----------    ---   ------------
   Units purchased ......................       26,123       95,435     --     15,903,373
   Units redeemed .......................     (296,459)     (26,534)    --    (15,903,373)
                                            ----------   ----------    ---   ------------
   Ending units .........................    1,401,028    1,671,364     --             --
                                            ==========   ==========    ===   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               DryELeadS         DrySmCapIxS         DrySRGroS              DrySRGro
                                            ---------------   -----------------   --------------   -------------------------
Investment activity:                          2002     2001      2002      2001     2002    2001       2002          2001
                                            --------   ----   ----------   ----   -------   ----   -----------   -----------
   Net investment income (loss) .........   $ (1,346)    --      (37,669)    --      (494)    --    (1,563,448)   (2,605,882)
   Realized gain (loss) on investments ..        269     --     (145,530)    --       (89)    --   (31,632,731)   (3,294,146)
   Change in unrealized gain (loss)
      on investments ....................      3,408     --       41,590     --    (6,227)    --   (28,139,109)  (64,933,738)
   Reinvested capital gains .............         --     --           --     --        --     --            --            --
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      2,331     --     (141,609)    --    (6,810)    --   (61,335,288)  (70,833,766)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    292,410     --   10,486,151     --   110,745     --    13,839,102    52,653,983
   Transfers between funds ..............      3,061     --      650,222     --        --     --   (27,309,383)  (31,386,848)
   Redemptions (note 3) .................       (312)    --   (1,642,696)    --    (6,416)    --   (17,481,166)  (20,970,289)
   Annuity benefits .....................         --     --         (191)    --        --     --       (20,204)      (21,083)
   Annual contract maintenance charges
      (note 2) ..........................         --     --           (2)    --        --     --       (28,748)      (32,050)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (10,367)    --      (305)    --      (355,416)     (632,546)
   Adjustments to maintain reserves .....        (13)    --       (7,251)    --        (2)    --       100,739       (80,136)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
         Net equity transactions ........    295,146     --    9,475,866     --   104,022     --   (31,255,076)     (468,969)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Net change in contract owners' equity ...    297,477     --    9,334,257     --    97,212     --   (92,590,364)  (71,302,735)
Contract owners' equity beginning
   of period ............................         --     --           --     --        --     --   217,322,393   288,625,128
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
Contract owners' equity end of period ...   $297,477     --    9,334,257     --    97,212     --   124,732,029   217,322,393
                                            ========    ===   ==========    ===    ======    ===   ===========   ===========

   CHANGES IN UNITS:
   Beginning units ......................         --     --           --     --        --     --    19,487,708    19,733,998
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Units purchased ......................     38,888     --    1,380,965     --    13,661     --     1,582,340    18,956,266
   Units redeemed .......................        (41)    --     (157,297)    --      (709)    --    (5,121,277)  (19,202,556)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Ending units .........................     38,847     --    1,223,668     --    12,952     --    15,948,771    19,487,708
                                            ========    ===   ==========    ===   =======    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $    2,153,528          83,069       (62,503)     (363,037)
   Realized gain (loss) on investments ..      (67,584,771)        231,408   (10,859,382)      844,875
   Change in unrealized gain (loss)
   on investments .......................     (215,953,952)   (181,721,280)  (22,402,153)  (19,950,694)
   Reinvested capital gains .............               --       6,237,021            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (281,385,195)   (175,169,782)  (33,324,038)  (19,468,856)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      154,818,089     257,363,731    28,437,997    37,712,761
   Transfers between funds ..............      (74,493,773)    (56,504,328)   (7,280,512)   (5,084,334)
   Redemptions (note 3) .................     (115,073,948)    (89,376,639)  (18,224,482)  (12,535,159)
   Annuity benefits .....................         (141,061)        (94,342)      (42,149)      (21,510)
   Annual contract maintenance charges
      (note 2) ..........................          (58,478)        (59,684)       (9,258)       (9,478)
   Contingent deferred sales charges
      (note 2) ..........................       (1,900,950)     (1,670,535)     (318,292)     (247,518)
   Adjustments to maintain reserves .....         (398,576)       (185,820)      (40,843)      (12,626)
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........      (37,248,697)    109,472,383     2,522,461    19,802,136
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (318,633,892)    (65,697,399)  (30,801,577)      333,280
Contract owners' equity beginning
   of period ............................    1,184,502,505   1,250,199,904   178,670,962   178,337,682
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  865,868,613   1,184,502,505   147,869,385   178,670,962
                                            ==============   =============   ===========   ===========
CHANGES IN UNITS:
      Beginning units ...................       99,494,839      90,529,550    14,326,910    12,683,936
                                            --------------   -------------   -----------   -----------
      Units purchased ...................       18,447,147      12,196,095       281,740     2,161,732
      Units redeemed ....................      (22,587,694)     (3,230,806)      (90,446)     (518,758)
                                            --------------   -------------   -----------   -----------
      Ending units ......................       95,354,292      99,494,839    14,518,204    14,326,910
                                            ==============   =============   ===========   ===========

                                               DryVIFAppS         DryVIFDevLd
                                            ----------------   --------------
Investment activity:                           2002     2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........       6,226     --      (874)    --
   Realized gain (loss) on investments ..        (435)    --      (664)    --
   Change in unrealized gain (loss)
   on investments .......................     (29,089)    --    (3,484)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (23,298)    --    (5,022)    --
                                            ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,045,607     --   218,433     --
   Transfers between funds ..............     (11,860)    --        --     --
   Redemptions (note 3) .................      (2,745)    --    (2,460)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (161)    --
   Adjustments to maintain reserves .....         (31)    --       (33)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   1,030,971     --   215,779     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   1,007,673     --   210,757     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   1,007,673     --   210,757     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
      Beginning units ...................          --     --        --     --
                                            ---------    ---   -------    ---
      Units purchased ...................     122,541     --    27,580     --
      Units redeemed ....................      (1,665)    --      (304)    --
                                            ---------    ---   -------    ---
      Ending units ......................     120,876     --    27,276     --
                                            =========    ===   =======    ===

                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             DryVIFIntVal      FedAmLeadS       FedCapApS         FedHiIncS
                                            --------------   --------------   --------------   ----------------
Investment activity:                          2002    2001     2002    2001     2002    2001     2002      2001
                                            -------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   276     --      (510)    --    (1,792)    --      (3,375)    --
   Realized gain (loss) on investments ..      (743)    --     1,264     --       (14)    --          48     --
   Change in unrealized gain (loss)
      on investments ....................    (6,285)    --       688     --    (1,722)    --      33,315     --
   Reinvested capital gains .............        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (6,752)    --     1,442     --    (3,528)    --      29,988     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    80,672     --   132,673     --   448,240     --   1,100,221     --
   Transfers between funds ..............       463     --        --     --       176     --      21,479     --
   Redemptions (note 3) .................    (3,922)    --        --     --      (765)    --     (21,373)    --
   Annuity benefits .....................        --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................      (256)    --        --     --        --     --          --     --
   Adjustments to maintain reserves .....        (8)    --        (5)    --       (38)    --         (24)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions ........    76,949     --   132,668     --   447,613     --   1,100,303     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    70,197     --   134,110     --   444,085     --   1,130,291     --
Contract owners' equity beginning of
   period ...............................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $70,197     --   134,110     --   444,085     --   1,130,291     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased ......................     8,429     --    16,666     --    54,818     --     120,246     --
   Units redeemed .......................      (372)    --        --     --       (93)    --      (2,207)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Ending units .........................     8,057     --    16,666     --    54,725     --     118,039     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FedQualBd              FedQualBdS
                                            --------------------------   ----------------
Investment activity:                            2002           2001        2002      2001
                                            ------------    ----------   ---------   ----
   Net investment income (loss) .........   $  5,466,023       565,889     (15,329)    --
   Realized gain (loss) on investments ..      2,847,877     3,124,528      11,346     --
   Change in unrealized gain (loss)
      on investments ....................     14,294,870     3,032,816     118,830     --
   Reinvested capital gains .............      3,527,253       234,904          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in
      contract owners' equity resulting
      from operations ...................     26,136,023     6,958,137     114,847     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,763,804   116,945,658   4,058,836     --
   Transfers between funds ..............     71,946,936    55,210,987      45,561     --
   Redemptions (note 3) .................    (40,047,918)  (11,401,817)    (26,616)    --
   Annuity benefits .....................        (74,955)      (26,636)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (1,306)         (321)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (550,614)     (149,164)         --     --
   Adjustments to maintain reserves              109,397       230,183         (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    160,145,344   160,808,890   4,077,753     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    186,281,367   167,767,027   4,192,600     --
Contract owners' equity beginning
   of period ............................    232,636,766    64,869,739          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $418,918,133   232,636,766   4,192,600     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,337,003     6,068,735          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................     15,916,826    15,154,212     396,196     --
   Units redeemed .......................     (2,270,017)     (885,944)     (2,536)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     33,983,812    20,337,003     393,660     --
                                            ============   ===========   =========    ===

                                                     FidVIPEIS               FidVIPEI2
                                            --------------------------   ----------------
Investment activity:                             2002          2001        2002      2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........      2,636,141     1,794,495     (12,694)    --
   Realized gain (loss) on investments ..    (21,941,895)   (4,933,610)      2,909     --
   Change in unrealized gain (loss)
      on investments ....................   (132,146,951)  (58,178,673)     (4,057)    --
   Reinvested capital gains .............     14,786,371    24,425,390          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
      owners'equity resulting from
      operations ........................   (136,666,334)  (36,892,398)    (13,842)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    150,881,618   211,927,649   3,594,297     --
   Transfers between funds ..............    (11,384,623)   19,711,025      60,792     --
   Redemptions (note 3) .................    (65,808,487)  (43,243,678)    (18,236)    --
   Annuity benefits .....................       (103,261)     (109,705)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,775)       (7,529)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (997,436)     (716,384)       (205)    --
   Adjustments to maintain reserves             (196,318)      (64,336)        (55)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     72,381,718   187,497,042   3,636,593     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (64,284,616)  150,604,644   3,622,751     --
Contract owners' equity beginning
   of period ............................    666,202,250   515,597,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...    601,917,634   666,202,250   3,622,751     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     54,589,794    39,698,766          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      7,525,848    17,227,857     445,972     --
   Units redeemed .......................     (1,903,062)   (2,336,829)     (2,203)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     60,212,580    54,589,794     443,769     --
                                            ============   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      FidVIPGrS                 FidVIPGr2
                                            -----------------------------   ----------------
Investment activity:                             2002            2001          2002     2001
                                            -------------   -------------   ---------   ----
   Net investment income (loss) .........   $  (7,043,658)    (10,516,226)     (4,734)    --
   Realized gain (loss) on investments ..    (148,576,507)    (42,015,190)       (259)    --
   Change in unrealized gain (loss)
      on investments ....................    (116,016,093)   (220,107,096)    (48,224)    --
   Reinvested capital gains .............              --      68,833,430          --     --
                                            -------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (271,636,258)   (203,805,082)    (53,217)    --
                                            -------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      84,541,132     217,224,830   1,502,545     --
   Transfers between funds ..............     (96,878,272)    (90,949,980)     71,694     --
   Redemptions (note 3) .................     (72,771,471)    (69,033,475)    (16,749)    --
   Annuity benefits .....................        (126,329)        (76,461)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (31,691)        (33,414)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (1,292,721)     (1,262,520)         --     --
   Adjustments to maintain reserves .....        (298,141)       (407,523)        (31)    --
                                            -------------   -------------   ---------    ---
         Net equity transactions ........     (86,857,493)     55,461,457   1,557,459     --
                                            -------------   -------------   ---------    ---
Net change in contract owners' equity ...    (358,493,751)   (148,343,625)  1,504,242     --
Contract owners' equity beginning
   of period ............................     893,332,864   1,041,676,489          --     --
                                            -------------   -------------   ---------    ---
Contract owners' equity end of period ...   $ 534,839,113     893,332,864   1,504,242     --
                                            =============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ......................      69,067,055      64,931,576          --     --
                                            -------------   -------------   ---------    ---
   Units purchased ......................       8,690,088       5,887,586     204,810     --
   Units redeemed .......................     (17,438,508)     (1,752,107)     (2,134)    --
                                            -------------   -------------   ---------    ---
   Ending units .........................      60,318,635      69,067,055     202,676     --
                                            =============   =============   =========    ===

                                                    FidVIPHIS                   FidVIPOvS
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    16,113,095    21,158,404      (355,166)    5,070,522
   Realized gain (loss) on investments ..   (42,376,399)  (66,575,722)    3,578,081   (38,696,811)
   Change in unrealized gain (loss)
      on investments ....................    31,295,351    20,368,597   (17,458,398)    1,567,777
   Reinvested capital gains .............            --            --            --    10,380,090
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     5,032,047   (25,048,721)  (14,235,483)  (21,678,422)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    26,460,320    47,694,180     5,331,334    24,804,871
   Transfers between funds ..............     8,164,541       903,055   (29,957,379)  (13,704,332)
   Redemptions (note 3) .................   (23,439,729)  (16,038,348)  (8,454,586)    (6,921,969)
   Annuity benefits .....................       (16,151)       (6,335)      (22,501)       (8,592)
   Annual contract maintenance charges
      (note 2) ..........................        (3,062)       (2,933)       (1,315)       (1,400)
   Contingent deferred sales charges
      (note 2) ..........................      (324,931)     (255,414)     (151,610)     (113,669)
   Adjustments to maintain reserves .....       (25,743)      (28,093)      (20,491)      (27,795)
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    10,815,245    32,266,112   (33,276,548)    4,027,114
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...    15,847,292     7,217,391   (47,512,031)  (17,651,308)
Contract owners' equity beginning
   of period ............................   180,112,967   172,895,576   107,376,380   125,027,688
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   195,960,259   180,112,967   59,864,349    107,376,380
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    25,533,687    21,554,541    10,843,987     9,861,469
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     1,972,574     4,960,970       510,873     1,428,257
   Units redeemed .......................      (567,290)     (981,824)   (3,680,813)     (445,739)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    26,938,971    25,533,687     7,674,047    10,843,987
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               FidVIPOvS2R         FidVIPOvSR              FidVIPConS              FidVIPCon2
                                            -----------------   -----------------   -------------------------   ----------------
Investment activity:                           2002      2001      2002      2001      2002           2001         2002     2001
                                            ----------   ----   ----------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (6,107)    --      (95,583)    --    (2,212,692)   (2,241,975)     (9,700)    --
   Realized gain (loss) on investments ..          (21)    --     (243,392)    --   (31,729,685)   (4,720,225)     (1,916)    --
   Change in unrealized gain (loss)
      on investments ....................      (39,923)    --   (2,512,530)    --   (25,397,539)  (92,253,027)    (30,169)    --
   Reinvested capital gains .............           --     --           --     --            --    15,654,677          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (46,051)    --   (2,851,505)    --   (59,339,916)  (83,560,550)    (41,785)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,579,784     --    7,684,792     --    70,407,167   107,088,206   2,968,149     --
   Transfers between funds ..............       29,074     --   14,010,136     --    (4,051,205)  (43,264,215)    (13,261)    --
   Redemptions (note 3) .................       (5,051)    --     (968,865)    --   (53,410,589)  (37,414,607)     (5,461)    --
   Annuity benefits .....................           --     --           --     --      (150,231)     (194,306)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (41)    --       (25,386)      (24,432)         --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --      (12,736)    --    (1,003,594)     (678,695)         --     --
   Adjustments to maintain reserves .....          (37)    --       56,856     --       (10,314)      (85,629)        (44)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........    1,603,770     --   20,770,142     --    11,755,848    25,426,322   2,949,383     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...    1,557,719     --   17,918,637     --   (47,584,068)  (58,134,228)  2,907,598     --
Contract owners' equity beginning
   of period ............................           --     --           --     --   551,747,477   609,881,705          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $1,557,719     --   17,918,637     --   504,163,409   551,747,477   2,907,598     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --           --     --    44,175,712    42,190,840          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Units purchased ......................      203,010     --    2,415,941     --     1,649,247     2,835,835     340,060     --
   Units redeemed .......................         (633)    --      (99,046)    --      (511,349)     (850,963)     (2,118)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Ending units .........................      202,377     --    2,316,895     --    45,313,610    44,175,712     337,942     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPGrOpS             FidVIPMCap2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (115,121)   (1,203,116)     (5,730)    --
   Realized gain (loss) on investments       (22,291,250)  (14,528,739)       (984)    --
   Change in unrealized gain (loss)
      on investments ....................     (7,084,177)  (11,480,505)     14,767     --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (29,490,548)  (27,212,360)      8,053     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,502,305    18,560,640   1,765,544     --
   Transfers between funds ..............    (13,737,233)  (18,857,502)     41,462     --
   Redemptions (note 3) .................    (12,174,989)  (13,280,412)     (4,569)    --
   Annuity benefits .....................        (30,823)       (3,185)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (2,572)       (2,571)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (219,268)     (368,763)         --     --
   Adjustments to maintain reserves .....        (33,830)      (82,728)        (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    (19,696,410)  (14,034,521)  1,802,409     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (49,186,958)  (41,246,881)  1,810,462     --
Contract owners' equity beginning
   of period ............................    136,225,725   177,472,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 87,038,767   136,225,725   1,810,462     --
                                            ============   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................     15,069,734    16,526,974          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................        867,501     1,992,331     212,386     --
   Units redeemed .......................     (3,457,064)   (3,449,571)       (534)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     12,480,171    15,069,734     211,852     --
                                            ============   ===========   =========    ===

                                               FidVIPVaIS        FidVIPVaIS2
                                            ----------------   --------------
Investment activity:                           2002     2001     2002    2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........     (16,031)    --    (1,774)    --
   Realized gain (loss) on investments       (125,551)    --        89     --
   Change in unrealized gain (loss)
      on investments ....................    (719,815)    --    (9,475)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (861,397)    --   (11,160)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,368,105     --   424,246     --
   Transfers between funds ..............   6,334,864     --    34,567     --
   Redemptions (note 3) .................    (135,161)    --        --     --
   Annuity benefits .....................      (2,211)    --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          (2)    --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        (559)    --        --     --
   Adjustments to maintain reserves .....        (471)    --       (31)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   7,564,565     --   458,782     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   6,703,168     --   447,622     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   6,703,168     --   447,622     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     912,839     --    59,983     --
   Units redeemed .......................     (15,474)    --        --     --
                                            ---------    ---   -------    ---
   Ending units .........................     897,365     --    59,983     --
                                            =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FHCapAp               FHGrInc
                                            -------------------   -------------------
Investment activity:                           2002       2001       2002       2001
                                            ---------   -------   ---------   -------
   Net investment income (loss) .........   $  (1,487)      (20)     (4,736)      254
   Realized gain (loss) on investments ..     (14,431)        1     (42,807)        3
   Change in unrealized gain (loss)
      on investments ....................    (107,556)   46,031    (271,924)    7,405
   Reinvested capital gains .............          --        --         759        --
                                            ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (123,474)   46,012    (318,708)    7,662
                                            ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from ......     221,382    37,214   1,214,737    78,740
      contract owners (note 3)
   Transfers between funds ..............      12,816        --       2,407        --
   Redemptions (note 3) .................     (28,251)       --     (88,978)      (33)
   Annuity benefits .....................          --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................        (310)       --      (1,515)       --
   Adjustments to maintain reserves .....        (143)  470,060        (344)  529,898
                                            ---------   -------   ---------   -------
         Net equity transactions ........     205,494   507,274   1,126,307   608,605
                                            ---------   -------   ---------   -------

Net change in contract owners' equity ...      82,020   553,286     807,599   616,267
Contract owners' equity beginning
   of period ............................     553,286        --     616,267        --
                                            ---------   -------   ---------   -------
Contract owners' equity end of period ...   $ 635,306   553,286   1,423,866   616,267
                                            =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................      50,748        --      60,994        --
                                            ---------   -------   ---------   -------
   Units purchased ......................      23,099    50,748     138,341    61,020
   Units redeemed .......................      (2,245)       --      (8,823)      (26)
                                            ---------   -------   ---------   -------
   Ending units .........................      71,602    50,748     190,512    60,994
                                            =========   =======   =========   =======

                                                    GVITCVal                  GVITDMidCapI
                                            ------------------------   -------------------------
Investment activity:                            2002         2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........        59,477      112,776    (1,537,589)     (747,072)
   Realized gain (loss) on investments ..   (18,031,809)      46,759    (7,973,216)   (2,289,035)
   Change in unrealized gain (loss)
      on investments ....................     6,523,419   (7,089,737)  (28,950,884)     (783,741)
   Reinvested capital gains .............            --           --     1,574,265     1,294,120
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (11,448,913)  (6,930,202)  (36,887,424)   (2,525,728)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,797,278   12,443,493    66,481,866    53,016,898
   Transfers between funds ..............    (2,189,198)  (6,591,209)   10,740,488    31,245,674
   Redemptions (note 3) .................    (4,657,278)  (4,297,405)  (18,939,135)   (7,509,292)
   Annuity benefits .....................        (4,186)      (3,682)      (45,645)      (26,938)
   Annual contract maintenance charges
      (note 2) ..........................          (587)        (540)       (2,908)       (1,350)
   Contingent deferred sales charges
      (note 2) ..........................       (66,784)     (66,982)     (294,652)     (137,028)
   Adjustments to maintain reserves              (7,073)     (14,996)       (7,703)      (59,897)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,127,828)   1,468,679    57,932,311    76,528,067
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (12,576,741)  (5,461,523)   21,044,887    74,002,339
Contract owners' equity beginning
   of period ............................    45,858,981   51,320,504   163,195,077    89,192,738
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    33,282,240   45,858,981   184,239,964   163,195,077
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     4,369,756    4,254,275    10,642,272     5,685,236
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       455,909      169,364     4,452,570     5,359,375
   Units redeemed .......................      (538,420)     (53,883)     (732,644)     (402,339)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     4,287,245    4,369,756    14,362,198    10,642,272
                                            ===========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITEmMrkts           GVITEmMrkts3             GVITFHiInc            GVITGlFin1
                                            -----------------------   -----------------   ------------------------   --------------
Investment activity:                            2002         2001        2002      2001      2002          2001        2002    2001
                                            -----------   ---------   ----------   ----   -----------   ----------   -------   ----
   Net investment income (loss) .........   $   (84,637)    (12,970)     (20,036)    --     8,710,088    6,748,480       (96)    --
   Realized gain (loss) on investments ..        47,811    (262,635)    (556,651)    --    (9,370,539)  (9,891,459)      222     --
   Change in unrealized gain (loss)
      on investments ....................    (1,425,060)    224,888     (666,973)    --     3,033,779    4,414,829     2,313     --
   Reinvested capital gains .............            --          --           --     --            --           --        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,461,886)    (50,717)  (1,243,660)    --     2,373,328    1,271,850     2,439     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,102,141   1,795,110    3,241,414     --    29,197,984   23,759,607    47,769     --
   Transfers between funds ..............      (614,993)  3,615,363    8,303,983     --    26,422,982   21,904,043        --     --
   Redemptions (note 3) .................      (886,311)   (102,354)    (408,661)    --   (15,301,933)  (6,517,420)  (25,344)    --
   Annuity benefits .....................        (5,369)       (976)          --     --       (51,505)     (38,757)   (2,230)    --
   Annual contract maintenance charges
      (note 2) ..........................          (159)        (18)         (21)    --          (643)        (308)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (14,249)     (1,147)      (3,431)    --      (178,883)     (91,339)       --     --
   Adjustments to maintain reserves .....           142     (11,836)       2,704     --        34,327      (27,444)        3     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
         Net equity transactions ........      (418,798)  5,294,142   11,135,988     --    40,122,329   38,988,382    20,198     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Net change in contract owners' equity ...    (1,880,684)  5,243,425    9,892,328     --    42,495,657   40,260,232    22,637     --
Contract owners' equity beginning
   of period ............................     5,348,292     104,867           --     --    95,559,807   55,299,575        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
Contract owners' equity end of period ...   $ 3,467,608   5,348,292    9,892,328     --   138,055,464   95,559,807    22,637     --
                                            ===========   =========    =========    ===   ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................       688,788      12,616           --     --     9,462,395    5,607,802        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Units purchased ......................       479,749     688,726    1,363,399     --     4,881,629    4,335,526        --     --
   Units redeemed .......................      (653,500)    (12,554)     (45,068)    --      (866,321)    (480,933)       --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Ending units .........................       515,037     688,788    1,318,331     --    13,477,703    9,462,395        --     --
                                            ===========   =========   ==========    ===   ===========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlFin3        GVITGlHlth3            GVITGlTech            GVITGlTech3
                                            -----------------   ----------------   -----------------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002         2001        2002      2001
                                            ----------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $  (11,374)    --     (40,020)    --      (27,931)     (78,573)     (6,758)    --
   Realized gain (loss) on investments ..       20,341     --    (233,351)    --   (2,045,706)  (3,895,249)   (228,203)    --
   Change in unrealized gain (loss)
      on investments ....................       21,644     --    (376,578)    --   (1,519,232)     641,527    (286,598)    --
   Reinvested capital gains .............           --     --          --     --           --           --          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       30,611     --    (649,949)    --   (3,592,869)  (3,332,295)   (521,559)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      659,730     --   5,719,794     --      812,420    4,024,218     808,135     --
   Transfers between funds ..............    1,765,580     --   3,371,847     --   (2,708,664)   3,306,990   3,448,892     --
   Redemptions (note 3) .................      (85,802)    --    (279,976)    --     (496,243)    (366,917)    (90,153)    --
   Annuity benefits .....................           --     --          --     --           --           (2)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (1)    --         (342)        (223)        (25)    --
   Contingent deferred sales charges
      (note 2) ..........................         (238)    --      (1,382)    --      (16,278)      (4,661)       (666)    --
   Adjustments to maintain reserves .....          (88)    --      (4,214)    --       (2,105)     (92,216)      3,809     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
         Net equity transactions ........    2,339,182     --   8,806,068     --   (2,411,212)   6,867,189   4,169,992     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    2,369,793     --   8,156,119     --   (6,004,081)   3,534,894   3,648,433     --
Contract owners' equity beginning
   of period ............................           --     --          --     --    9,106,841    5,571,947          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $2,369,793     --   8,156,119     --    3,102,760    9,106,841   3,648,433     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===
CHANGES IN UNITS:
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Beginning units ......................           --     --          --     --    2,521,408      873,083          --     --
   Units purchased ......................      277,772     --     995,390     --      342,206    1,726,889     522,036     --
   Units redeemed .......................       (9,178)    --     (28,875)    --   (1,349,964)     (78,564)    (10,606)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Ending units .........................      268,594     --     966,515     --    1,513,650    2,521,408     511,430     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITGlUtl1       GVITGlUtl3             GVITGvtBd                 GVITGvtBd2
                                            ---------------   --------------   ---------------------------   -----------------
Investment activity:                          2002     2001     2002    2001       2002           2001          2002      2001
                                            --------   ----   -------   ----   -------------   -----------   ----------   ----
   Net investment income (loss) .........   $    (12)    --       521     --      27,727,988    20,168,853      107,267     --
   Realized gain (loss) on investments ..       (316)    --   (27,348)    --      14,130,829     2,568,288          860     --
   Change in unrealized gain (loss)
      on investments ....................      2,033     --   (24,509)    --      25,591,500     1,559,036      (25,087)    --
   Reinvested capital gains .............         --     --        --     --       7,830,758       828,781       70,632     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      1,705     --   (51,336)    --      75,281,075    25,124,958      153,672     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     50,517     --   390,193     --     221,018,275   208,529,666    9,870,664     --
   Transfers between funds ..............         --     --   464,069     --     219,387,728    79,594,315      215,168     --
   Redemptions (note 3) .................    (14,252)    --   (26,507)    --    (116,271,387)  (42,386,835)    (112,009)    --
   Annuity benefits .....................        (30)    --        --     --        (165,131)      (39,505)          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2)    --          (8,251)       (3,989)          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (502)    --      (1,681,472)     (653,031)      (1,127)    --
   Adjustments to maintain reserves .....         15     --      (229)    --         412,383        30,786         (113)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
         Net equity transactions ........     36,250     --   827,022     --     322,692,145   245,071,407    9,972,583     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Net change in contract owners' equity ...     37,955     --   775,686     --     397,973,220   270,196,365   10,126,255     --
Contract owners' equity beginning
   of period ............................         --     --        --     --     616,004,559   345,808,194           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
Contract owners' equity end of period ...   $ 37,955     --   775,686     --   1,013,977,779   616,004,559   10,126,255     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --        --     --      51,441,846    30,078,964           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Units purchased ......................         --     --   100,807     --      32,082,628    24,092,852      955,509     --
   Units redeemed .......................         --     --    (2,945)    --      (5,543,203)   (2,729,970)     (10,381)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Ending units .........................         --     --    97,862     --      77,981,271    51,441,846      945,128     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGrowth               GVITIDAgg           GVITIDCon            GVITIDMod
                                            ---------------------------   -----------------   -----------------   ------------------
Investment activity:                            2002           2001          2002      2001      2002      2001      2002       2001
                                            ------------   ------------   ----------   ----   ----------   ----   -----------   ----
   Net investment income (loss) .........   $ (1,131,351)    (1,725,129)       3,578     --      494,091     --       468,595     --
   Realized gain (loss) on investments ..    (59,083,899)  (139,504,484)    (288,543)    --      (50,721)    --      (150,267)    --
   Change in unrealized gain (loss)
      on investments ....................     21,990,697     73,978,880     (678,183)    --      (51,455)    --    (3,539,297)    --
   Reinvested capital gains .............             --             --          694     --       30,633     --        96,021     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (38,224,553)   (67,250,733)    (962,454)    --      422,548     --    (3,124,948)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,121,615     15,671,912    9,887,030     --   32,954,534     --    79,120,503     --
   Transfers between funds ..............    (14,296,945)   (22,383,580)   4,402,046     --   33,664,001     --    49,407,948     --
   Redemptions (note 3) .................    (12,376,615)   (18,841,577)    (572,516)    --   (4,349,462)    --    (4,470,407)    --
   Annuity benefits .....................        (21,701)       (15,833)        (203)    --      (36,490)    --        (3,801)    --
   Annual contract maintenance charges
      (note 2) ..........................         (9,768)       (10,952)         (38)    --          (36)    --          (255)    --
   Contingent deferred sales charges
      (note 2) ..........................       (236,717)      (563,621)     (12,142)    --      (27,346)    --       (69,320)    --
   Adjustments to maintain reserves .....        (18,604)       (96,162)      (8,761)    --      838,564     --        (8,688)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
         Net equity transactions ........    (20,838,735)   (26,239,813)  13,695,416     --   63,043,765     --   123,975,980     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---

Net change in contract owners'equity ....    (59,063,288)   (93,490,546)  12,732,962     --   63,466,313     --   120,851,032     --
Contract owners'equity beginning
   of period ............................    138,834,579    232,325,125           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Contract owners'equity end of period ....   $ 79,771,291    138,834,579   12,732,962     --   63,466,313     --   120,851,032    --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................     19,812,385     23,423,006           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Units purchased ......................      1,079,422      2,217,317    1,604,012     --    6,663,808     --    13,797,409     --
   Units redeemed .......................     (4,703,337)    (5,827,938)     (59,500)    --     (384,824)    --      (448,682)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Ending units .........................     16,188,470     19,812,385    1,544,512     --    6,278,984     --    13,348,727     --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModAgg         GVITIDModCon            GVITIntGro            GVITIntGro3
                                            ------------------   -----------------   -----------------------   ----------------
Investment activity:                           2002       2001      2002      2001      2002         2001         2002     2001
                                            -----------   ----   ----------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $    85,620     --      410,790     --      (23,471)     (14,846)     (7,555)    --
   Realized gain (loss) on investments ..      (195,210)    --     (124,828)    --       65,444       75,164    (169,671)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,432,754)    --     (918,509)    --     (337,054)      23,267       7,721     --
   Reinvested capital gains .............        73,624     --       77,791     --           --           --          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,468,720)    --    (554,756)     --     (295,081)      83,585    (169,505)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    40,437,270     --   38,360,713     --    1,544,135    2,180,249     991,597     --
   Transfers between funds ..............    13,462,723     --   35,345,772     --   (1,407,388)  (1,056,473)    741,469     --
   Redemptions (note 3) .................    (1,924,853)    --   (3,433,669)    --     (252,938)     (24,186)    (41,022)    --
   Annuity benefits .....................       (10,833)    --       (5,067)    --       (2,903)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          (102)    --          (58)    --          (79)         (34)        (11)    --
   Contingent deferred sales charges
      (note 2) ..........................       (12,819)    --      (21,232)    --       (1,058)        (545)       (856)    --
   Adjustments to maintain reserves .....       (16,411)    --      (18,988)    --         (549)        (808)       (265)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net equity transactions ...........    51,934,975     --   70,227,471     --     (120,780)   1,098,203   1,690,912     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    49,466,255     --   69,672,715     --     (415,861)   1,181,788   1,521,407     --
Contract owners' equity beginning
   of period ............................            --     --           --     --    1,585,220      403,432          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $49,466,255     --   69,672,715     --    1,169,359    1,585,220   1,521,407     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --      250,125       43,902          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Units purchased ......................     5,928,417     --    7,585,642     --      305,156      274,565     200,381     --
   Units redeemed .......................      (197,600)    --     (323,264)    --     (328,118)     (68,342)     (4,529)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Ending units .........................     5,730,817     --    7,262,378     --      227,163      250,125     195,852     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITJPBal                 GVITMMultiSec
                                            --------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   -----------   -----------   -----------
   Net investment income (loss) .........   $  1,362,278     1,461,391     6,212,497     4,954,682
   Realized gain (loss) on investments ..     (2,984,130)     (999,307)   (1,024,306)   (1,697,833)
   Change in unrealized gain (loss)
      on investments ....................    (17,819,225)   (6,196,777)    2,809,117      (162,133)
   Reinvested capital gains .............             --            --            --            --
                                            ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,441,077)   (5,734,693)    7,997,308     3,094,716
                                            ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     28,761,672    42,522,114    25,614,898    30,631,377
   Transfers between funds ..............     (1,666,518)    4,701,223    23,807,959     3,061,118
   Redemptions (note 3) .................    (16,076,391)  (10,472,030)  (16,115,579)   (8,480,239)
   Annuity benefits .....................        (19,364)       (7,208)      (25,243)       (5,153)
   Annual contract maintenance charges
      (note 2) ..........................         (1,778)       (1,501)         (511)         (285)
   Contingent deferred sales charges
      (note 2) ..........................       (248,759)     (167,611)     (284,522)     (132,781)
   Adjustments to maintain reserves .....         (3,664)      (88,549)       74,179        13,265
                                            ------------   -----------   -----------   -----------
         Net equity transactions ........     10,745,198    36,486,438    33,071,181    25,087,302
                                            ------------   -----------   -----------   -----------

Net change in contract owners' equity ...     (8,695,879)   30,751,745    41,068,489    28,182,018
Contract owners' equity beginning
   of period ............................    135,377,876   104,626,131   122,572,830    94,390,812
                                            ------------   -----------   -----------   -----------
Contract owners' equity end of period ...   $126,681,997   135,377,876   163,641,319   122,572,830
                                            ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     13,426,670     9,840,207    11,028,888     8,741,583
                                            ------------   -----------   -----------   -----------
   Units purchased ......................      1,577,962     4,236,304     3,558,376     2,747,187
   Units redeemed .......................       (435,778)     (649,841)     (702,296)     (459,882)
                                            ------------   -----------   -----------   -----------
   Ending units .........................     14,568,854    13,426,670    13,884,968    11,028,888
                                            ============   ===========   ===========   ===========

                                                      GVITMyMkt               GVITLead
                                            -----------------------------   ------------
Investment activity:                             2002            2001        2002   2001
                                            -------------   -------------   -----   ----
   Net investment income (loss) .........        (180,738)     21,150,064       7     --
   Realized gain (loss) on investments ..      (2,774,657)     (5,161,834)     --     --
   Change in unrealized gain (loss)
      on investments ....................        (282,443)       (113,878)     19     --
   Reinvested capital gains .............              --              --      --     --
                                            -------------   -------------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (3,237,838)     15,874,352      26     --
                                            -------------   -------------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     543,408,437     931,506,909   2,952     --
   Transfers between funds ..............      11,284,018    (206,445,101)     --     --
   Redemptions (note 3) .................    (757,533,053)   (212,237,907)     --     --
   Annuity benefits .....................        (127,756)        (98,233)     --     --
   Annual contract maintenance charges
      (note 2) ..........................          (8,361)         (5,156)     --     --
   Contingent deferred sales charges
      (note 2) ..........................      (6,157,984)     (2,535,175)     --     --
   Adjustments to maintain reserves .....         155,076         407,597      (3)    --
                                            -------------   -------------   -----    ---
         Net equity transactions ........    (208,979,623)    510,592,934   2,949     --
                                            -------------   -------------   -----    ---

Net change in contract owners' equity ...    (212,217,461)    526,467,286   2,975     --
Contract owners' equity beginning
   of period ............................   1,334,551,363     808,084,077      --     --
                                            -------------   -------------   -----    ---
Contract owners' equity end of period ...   1,122,333,902   1,334,551,363   2,975     --
                                            =============   =============   =====    ===

CHANGES IN UNITS:
   Beginning units ......................     117,529,505      72,240,736      --     --
                                            -------------   -------------   -----    ---
   Units purchased ......................      52,369,100      59,278,417     355     --
   Units redeemed .......................     (71,519,495)    (13,989,648)     --     --
                                            -------------   -------------   -----    ---
   Ending units .........................      98,379,110     117,529,505     355     --
                                            =============   =============   =====    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITLead3             GVITNStrVal
                                            ------------------   -----------------------
Investment activity:                            2002      2001      2002         2001
                                            -----------   ----   ----------   ----------
   Net investment income (loss) .........   $   (21,594)   --      (146,315)    (119,198)
   Realized gain (loss) on investments ..    (1,092,083)   --    (1,057,941)     (44,923)
   Change in unrealized gain (loss)
      on investments ....................      (140,138)   --    (3,386,730)  (1,029,469)
   Reinvested capital gains .............            --    --            --       28,421
                                            -----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,253,815)   --    (4,590,986)  (1,165,169)
                                            -----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,158,016    --       168,286      339,908
   Transfers between funds ..............     7,059,864    --    (1,737,375)     238,685
   Redemptions (note 3) .................      (779,809)   --    (1,732,203)  (2,589,872)
   Annuity benefits .....................            --    --        (2,464)          --
   Annual contract maintenance charges
      (note 2) ..........................           (22)   --          (279)        (275)
   Contingent deferred sales charges
      (note 2) ..........................       (21,474)   --       (37,340)    (107,192)
   Adjustments to maintain reserves .....         2,254    --       (18,622)        (604)
                                            -----------   ---    ----------   ----------
         Net equity transactions ........     7,418,829    --    (3,359,997)  (2,119,350)
                                            -----------   ---    ----------   ----------

Net change in contract owners' equity ...     6,165,014    --    (7,950,983)  (3,284,519)
Contract owners' equity beginning
   of period ............................            --    --    18,783,461   22,067,980
                                            -----------   ---    ----------   ----------
Contract owners' equity end of period ...   $ 6,165,014    --    10,832,478   18,783,461
                                            ===========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................            --    --     1,814,381    2,045,136
                                            -----------   ---    ----------   ----------
   Units purchased ......................       733,827    --        20,036       66,191
   Units redeemed .......................       (58,527)   --      (413,086)    (296,946)
                                            -----------   ---    ----------   ----------
   Ending units .........................       675,300    --     1,421,331    1,814,381
                                            ===========   ===    ==========   ==========

                                                    GVITSmCapGr          GVITSmCapGr2
                                            -------------------------   --------------
Investment activity:                            2002          2001        2002    2001
                                            -----------   -----------   -------   ----
   Net investment income (loss) .........    (1,042,884)     (944,565)   (1,516)   --
   Realized gain (loss) on investments ..   (20,429,430)  (20,891,380)    3,505    --
   Change in unrealized gain (loss)
      on investments ....................   (16,058,574)   12,606,435   (10,045)   --
   Reinvested capital gains .............            --            --        --    --
                                            -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (37,530,888)   (9,229,510)   (8,056)   --
                                            -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    23,240,562    34,075,774   457,548    --
   Transfers between funds ..............   (11,284,457)   15,671,384       334    --
   Redemptions (note 3) .................    (7,587,880)   (4,396,701)   (3,788)   --
   Annuity benefits .....................        (7,271)       (2,411)       --    --
   Annual contract maintenance charges
      (note 2) ..........................        (1,897)       (1,254)       --    --
   Contingent deferred sales charges
      (note 2) ..........................      (174,985)      (72,389)       --    --
   Adjustments to maintain reserves .....       (49,095)   (1,605,633)      (11)   --
                                            -----------   -----------   -------   ---
         Net equity transactions ........     4,134,977    43,668,770   454,083    --
                                            -----------   -----------   -------   ---

Net change in contract owners' equity ...   (33,395,911)   34,439,260   446,027    --
Contract owners' equity beginning
   of period ............................   104,224,598    69,785,338        --    --
                                            -----------   -----------   -------   ---
Contract owners' equity end of period ...    70,828,687   104,224,598   446,027    --
                                            ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ......................     7,019,483     4,035,276        --    --
                                            -----------   -----------   -------   ---
   Units purchased ......................       318,872     3,225,240    62,755    --
   Units redeemed .......................       (98,677)     (241,033)     (511)   --
                                            -----------   -----------   -------   ---
   Ending units .........................     7,239,678     7,019,483    62,244    --
                                            ===========   ===========   =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSmCapVal            GVITSmCapVal2
                                            ---------------------------   --------------
Investment activity:                             2002           2001        2002    2001
                                            -------------   -----------   -------   ----
   Net investment income (loss) .........   $  (3,962,039)   (2,903,263)   (2,437)    --
   Realized gain (loss) on investments ..     (52,629,052)    3,673,424    (1,939)    --
   Change in unrealized gain (loss)
      on investments ....................     (74,016,267)   17,317,519    17,135     --
   Reinvested capital gains .............       8,654,804    26,302,824        --     --
                                            -------------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (121,952,554)   44,390,504    12,759     --
                                            -------------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      86,691,031    92,625,183   637,653     --
   Transfers between funds ..............     (24,609,301)  127,309,980     2,075     --
   Redemptions (note 3) .................     (35,037,161)  (20,217,316)   (3,939)    --
   Annuity benefits .....................         (39,728)      (21,888)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (7,389)       (5,050)       --     --
   Contingent deferred sales charges
      (note 2) ..........................        (603,080)     (363,275)       --     --
   Adjustments to maintain reserves .....         (69,547)       94,517        (7)    --
                                            -------------   -----------   -------    ---
         Net equity transactions ........      26,324,825   199,422,151   635,782     --
                                            -------------   -----------   -------    ---

Net change in contract owners' equity ...     (95,627,729)  243,812,655   648,541     --
Contract owners' equity beginning
   of period ............................     383,682,853   139,870,198        --     --
                                            -------------   -----------   -------    ---
Contract owners' equity end of period ...   $ 288,055,124   383,682,853   648,541     --
                                            =============   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................      20,396,752     9,836,911        --     --
                                            -------------   -----------   -------    ---
   Units purchased ......................         740,770    11,439,851    92,075     --
   Units redeemed .......................        (214,504)     (880,010)     (560)    --
                                            -------------   -----------   -------    ---
   Ending units .........................      20,923,018    20,396,752    91,515     --
                                            =============   ===========   =======    ===

                                                   GVITSmComp              GVITSmComp2
                                            -------------------------   ----------------
Investment activity:                            2002          2001         2002     2001
                                            -----------   -----------   ---------   ----
   Net investment income (loss) .........    (2,911,457)   (2,442,953)     (4,204)    --
   Realized gain (loss) on investments ..    (6,708,595)  (50,334,441)       (422)    --
   Change in unrealized gain (loss)
      on investments ....................   (42,174,252)   34,111,427      (9,604)    --
   Reinvested capital gains .............            --            --          --     --
                                            -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (51,794,304)  (18,665,967)    (14,230)    --
                                            -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    48,948,367    61,219,849   1,201,137     --
   Transfers between funds ..............    (8,294,587)   11,787,081      25,595     --
   Redemptions (note 3) .................   (31,599,380)  (16,465,397)    (12,694)    --
   Annuity benefits .....................       (46,896)      (21,640)         --     --
   Annual contract maintenance charges
      (note 2) ..........................        (5,100)       (3,759)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (380,528)     (214,784)       (206)    --
   Adjustments to maintain reserves .....      (195,208)      (78,929)        (28)    --
                                            -----------   -----------   ---------    ---
         Net equity transactions ........     8,426,668    56,222,421   1,213,804     --
                                            -----------   -----------   ---------    ---

Net change in contract owners' equity       (43,367,636)   37,556,454   1,199,574     --
Contract owners' equity beginning
      of period .........................   264,777,103   227,220,649          --     --
                                            -----------   -----------   ---------    ---
Contract owners' equity end of period       221,409,467   264,777,103   1,199,574     --
                                            ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    17,761,358    14,358,246          --     --
                                            -----------   -----------   ---------    ---
   Units purchased ......................       324,067     4,027,777     155,353     --
   Units redeemed .......................      (100,425)     (624,665)     (1,575)    --
                                            -----------   -----------   ---------    ---
   Ending units .........................    17,985,000    17,761,358     153,778     --
                                            ===========   ===========   =========    ===

                                                                       Continued

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                   GVITTotRt
                                            --------------------------   --------------------------
Investment activity:                            2002          2001           2002          2001
                                            ------------   -----------   ------------   -----------
   Net investment income (loss) .........   $ (1,079,513)   (1,671,754)    (1,151,662)   (1,499,982)
   Realized gain (loss) on investments ..    (60,380,504)  (69,995,208)   (87,860,366)  (39,571,282)
   Change in unrealized gain (loss)
      on investments ....................     14,240,706    12,802,743     (5,497,512)  (48,867,691)
   Reinvested capital gains .............             --            --             --    14,632,157
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (47,219,311)  (58,864,219)   (94,509,540)  (75,306,798)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,277,854    33,220,090     44,544,159   102,434,209
   Transfers between funds ..............    (17,916,499)  (14,974,739)   (30,049,924)  (28,656,087)
   Redemptions (note 3) .................     (8,782,913)  (10,398,229)   (53,462,694)  (43,996,482)
   Annuity benefits .....................         (8,712)       (2,297)       (83,210)      (63,436)
   Annual contract maintenance charges
      (note 2) ..........................         (4,817)       (5,453)       (22,751)      (21,809)
   Contingent deferred sales charges
      (note 2) ..........................       (180,208)     (194,056)      (878,321)     (813,328)
   Adjustments to maintain reserves .....        (18,550)     (171,543)       (58,982)     (157,926)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........    (13,633,845)    7,473,773    (40,011,723)   28,725,141
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...    (60,853,156)  (51,390,446)  (134,521,263)  (46,581,657)
Contract owners' equity beginning
   of period ............................    123,737,386   175,127,832    516,274,860   562,856,517
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $ 62,884,230   123,737,386    381,753,597   516,274,860
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      9,802,628     9,594,511     48,260,088    45,824,388
                                            ------------   -----------   ------------   -----------
   Units purchased ......................      1,769,000       298,172      5,240,359     3,444,148
   Units redeemed .......................     (3,557,146)      (90,055)    (9,824,770)   (1,008,448)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,014,482     9,802,628     43,675,677    48,260,088
                                            ============   ===========   ============   ===========

                                              GVITTotRt2           GVITTGroFoc
                                            --------------   -----------------------
Investment activity:                         2002     2001      2002         2001
                                            -------   ----   ----------   ----------
   Net investment income (loss) .........        86     --      (59,842)     (52,747)
   Realized gain (loss) on investments ..       178     --   (2,042,773)  (2,669,702)
   Change in unrealized gain (loss)
      on investments ....................   (18,750)    --   (1,016,367)     374,556
   Reinvested capital gains .............        --     --           --           --
                                            -------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (18,486)    --   (3,118,982)  (2,347,893)
                                            -------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   779,239     --      210,548    1,667,055
   Transfers between funds ..............    15,477     --   (1,962,154)   6,140,722
   Redemptions (note 3) .................    (9,043)    --     (725,344)    (139,554)
   Annuity benefits .....................        --     --         (250)         (30)
   Annual contract maintenance charges
      (note 2) ..........................        --     --          (94)         (74)
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (19,780)      (1,168)
   Adjustments to maintain reserves .....       (10)    --         (487)       4,948
                                            -------    ---   ----------   ----------
         Net equity transactions ........   785,663     --   (2,497,561)   7,671,899
                                            -------    ---   ----------   ----------

Net change in contract owners' equity ...   767,177     --   (5,616,543)   5,324,006
Contract owners' equity beginning
   of period ............................        --     --    7,207,457    1,883,451
                                            -------    ---   ----------   ----------
Contract owners' equity end of period ...   767,177     --    1,590,914    7,207,457
                                            =======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................        --     --    1,938,798      302,210
                                            -------    ---   ----------   ----------
   Units purchased ......................    96,260     --      101,013    1,665,326
   Units redeemed .......................    (1,071)    --   (1,289,362)     (28,738)
                                            -------    ---   ----------   ----------
   Ending units .........................    95,189     --      750,449    1,938,798
                                            =======    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITTGroFoc3        GVITUSGro3             GVITWLead
                                            -----------------   ----------------   -------------------------
Investment activity:                          2002       2001     2002      2001      2002          2001
                                            ----------   ----   ---------   ----   -----------   -----------
   Net investment income (loss) .........   $   (4,202)    --     (29,096)    --         5,072       286,267
   Realized gain (loss) on investments ..      (52,800)    --    (438,112)    --    (5,648,855)  (14,014,497)
   Change in unrealized gain (loss)
      on investments ....................      (66,136)    --    (381,084)    --    (1,865,555)    5,278,208
   Reinvested capital gains .............           --     --          --     --            --            --
                                            ----------    ---   ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (123,138)    --    (848,292)    --    (7,509,338)   (8,450,022)
                                            ----------    ---   ---------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       38,083     --   1,245,400     --     2,394,788     4,731,108
   Transfers between funds ..............    1,090,035     --   3,888,820     --    (4,412,557)   (3,417,391)
   Redemptions (note 3) .................      (20,926)    --    (343,173)    --    (3,185,403)   (2,028,459)
   Annuity benefits .....................           --     --          --     --        (1,285)         (830)
   Annual contract maintenance charges
      (note 2) ..........................           (5)    --          --     --          (635)         (627)
   Contingent deferred sales charges
      (note 2) ..........................       (1,011)    --      (7,184)    --       (47,722)      (30,925)
   Adjustments to maintain reserves .....         (123)    --      (3,457)    --        16,684       (20,711)
                                            ----------    ---   ---------    ---   -----------   -----------
      Net equity transactions ...........    1,106,053     --   4,780,406     --    (5,236,130)     (767,835)
                                            ----------    ---   ---------    ---   -----------   -----------
Net change in contract owners' equity ...      982,915     --   3,932,114     --   (12,745,468)   (9,217,857)
Contract owners' equity beginning
   of period ............................           --     --          --     --    35,411,072    44,628,929
                                            ----------    ---   ---------    ---   -----------   -----------
Contract owners' equity end of period ...   $  982,915     --   3,932,114     --    22,665,604    35,411,072
                                            ==========    ===   =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --     3,514,002     3,553,920
                                            ----------    ---   ---------    ---   -----------   -----------
   Units purchased ......................      133,542     --     558,038     --       194,007       275,954
   Units redeemed .......................       (2,389)    --     (32,901)    --      (615,527)     (315,872)
                                            ----------    ---   ---------    ---   -----------   -----------
   Ending units .........................      131,153     --     525,137     --     3,092,482     3,514,002
                                            ==========    ===   =========    ===   ===========   ===========

                                                     JanCapAp
                                            --------------------------
Investment activity:                            2002          2001
                                            ------------   -----------
   Net investment income (loss) .........     (2,667,812)   (1,333,691)
   Realized gain (loss) on investments ..    (73,097,754)  (69,953,542)
   Change in unrealized gain (loss)
      on investments ....................     22,103,179   (27,326,959)
   Reinvested capital gains .............             --            --
                                            ------------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (53,662,387)  (98,614,192)
                                            ------------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     31,790,317   114,398,358
   Transfers between funds ..............    (49,778,082)  (37,499,709)
   Redemptions (note 3) .................    (31,016,420)  (24,494,900)
   Annuity benefits .....................        (33,073)      (21,918)
   Annual contract maintenance charges
      (note 2) ..........................         (6,516)       (5,169)
   Contingent deferred sales charges
      (note 2) ..........................       (610,387)     (427,120)
   Adjustments to maintain reserves .....       (133,680)     (392,748)
                                            ------------   -----------
      Net equity transactions ...........    (49,787,841)   51,556,794
                                            ------------   -----------

Net change in contract owners' equity ...   (103,450,228)  (47,057,398)
Contract owners' equity beginning
   of period ............................    331,976,753   379,034,151
                                            ------------   -----------
Contract owners' equity end of period ...    228,526,525   331,976,753
                                            ============   ===========

CHANGES IN UNITS:
   Beginning units ......................     45,531,568    40,005,826
                                            ------------   -----------
   Units purchased ......................      4,881,610     7,466,502
   Units redeemed .......................    (12,406,521)   (1,940,760)
                                            ------------   -----------
   Ending units .........................     38,006,657    45,531,568
                                            ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                JanGlTechS2              JanGlTech
                                            ------------------   --------------------------
Investment activity:                            2002      2001       2002          2001
                                            -----------   ----   -----------   ------------
   Net investment income (loss) .........   $   (66,075)    --    (1,157,006)      (996,747)
   Realized gain (loss) on investments ..      (202,646)    --   (56,386,664)  (165,519,651)
   Change in unrealized gain (loss)
      on investments ....................    (1,754,402)    --     2,517,341     74,908,464
   Reinvested capital gains .............            --     --            --             --
                                            -----------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,023,123)    --   (55,026,329)   (91,607,934)
                                            -----------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,636,599     --     5,685,348     44,310,246
   Transfers between funds ..............     9,750,614     --   (35,085,106)   (17,637,399)
   Redemptions (note 3) .................      (979,337)    --    (8,871,610)   (10,696,906)
   Annuity benefits .....................            --     --        (6,159)        (9,370)
   Annual contract maintenance charges
      (note 2) ..........................          (196)    --        (4,016)        (4,316)
   Contingent deferred sales charges
      (note 2) ..........................       (12,146)    --      (172,313)      (180,409)
   Adjustments to maintain reserves .....       118,256     --       (69,097)      (298,975)
                                            -----------    ---   -----------   ------------
         Net equity transactions.........    13,513,790     --   (38,522,953)    15,482,871
                                            -----------    ---   -----------   ------------

Net change in contract owners' equity ...    11,490,667     --   (93,549,282)   (76,125,063)
Contract owners' equity beginning
   of period ............................            --     --   150,012,378    226,137,441
                                            -----------    ---   -----------   ------------
Contract owners' equity end of period ...   $11,490,667     --    56,463,096    150,012,378
                                            ===========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................            --     --    37,284,126     34,729,247
                                            -----------    ---   -----------   ------------
   Units purchased ......................     1,723,852     --     1,962,588      3,550,055
   Units redeemed .......................      (103,282)    --   (15,173,905)      (995,176)
                                            -----------    ---   -----------   ------------
   Ending units .........................     1,620,570     --    24,072,809     37,284,126
                                            ===========    ===   ===========   ============

                                               JanIntGroS2              JanIntGro
                                            -----------------   ---------------------------
Investment activity:                           2002      2001       2002           2001
                                            ----------   ----   ------------   ------------
   Net investment income (loss) .........     (112,144)    --     (1,213,751)    (1,429,166)
   Realized gain (loss) on investments ..     (139,387)    --     (7,314,177)  (100,603,422)
   Change in unrealized gain (loss)
      on investments ....................   (3,867,867)    --    (46,250,031)    30,634,407
   Reinvested capital gains .............           --     --             --             --
                                            ----------    ---   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,119,398)    --    (54,777,959)   (71,398,181)
                                            ----------    ---   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   12,847,414     --     13,072,787     83,757,727
   Transfers between funds ..............   24,008,604     --    (61,242,055)   (44,161,893)
   Redemptions (note 3) .................   (2,262,906)    --    (16,933,151)   (13,996,844)
   Annuity benefits .....................           --     --        (28,671)       (20,518)
   Annual contract maintenance charges
      (note 2) ..........................         (276)    --         (6,886)        (6,161)
   Contingent deferred sales charges
      (note 2) ..........................      (18,796)    --       (285,148)      (255,352)
   Adjustments to maintain reserves .....      131,310     --       (258,998)      (262,220)
                                            ----------    ---   ------------   ------------
         Net equity transactions.........   34,705,350     --    (65,682,122)    25,054,739
                                            ----------    ---   ------------   ------------

Net change in contract owners' equity ...   30,585,952     --   (120,460,081)   (46,343,442)
Contract owners' equity beginning
   of period ............................           --     --    243,958,323    290,301,765
                                            ----------    ---   ------------   ------------
Contract owners' equity end of period ...   30,585,952     --    123,498,242    243,958,323
                                            ==========    ===   ============   ============

CHANGES IN UNITS:
   Beginning units ......................           --     --     33,201,893     29,890,059
                                            ----------    ---   ------------   ------------
   Units purchased ......................    4,179,628     --      2,052,973      4,667,367
   Units redeemed .......................     (228,557)    --    (12,276,769)    (1,355,533)
                                            ----------    ---   ------------   ------------
   Ending units .........................    3,951,071     --     22,978,097     33,201,893
                                            ==========    ===   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS       MFSNewDiscS         MFSValS          NBAMTFasc
                                            -----------------   --------------   ----------------   --------------
Investment activity:                           2002      2001    2002     2001      2002     2001     2002    2001
                                            ----------   ----   -------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (4,277)    --    (1,532)    --      (2,816)    --    (1,345)    --
   Realized gain (loss) on investments ..         (397)    --        (9)    --         562     --      (313)    --
   Change in unrealized gain (loss)
      on investments ....................      (14,376)    --    (9,765)    --      (7,250)    --     1,358     --
   Reinvested capital gains .............           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (19,050)    --   (11,306)    --      (9,504)    --      (300)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,335,253     --   421,119     --   1,063,444     --   332,916     --
   Transfers between funds ..............       10,717     --       314     --      (1,123)    --        42     --
   Redemptions (note 3) .................       (2,567)    --      (345)    --        (708)    --      (893)    --
   Annuity benefits .....................           --     --        --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Adjustments to maintain reserves .....          (35)    --       (12)    --         (26)    --       (12)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Net equity transactions ..............    1,343,368     --   421,076     --   1,061,587     --   332,053     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,324,318     --   409,770     --   1,052,083     --   331,753     --
Contract owners' equity beginning
   of period ............................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,324,318     --   409,770     --   1,052,083     --   331,753     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ......................      187,457     --    55,076     --     126,986     --    33,975     --
   Units redeemed .......................         (356)    --       (45)    --        (218)    --       (91)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .........................      187,101     --    55,031     --     126,768     --    33,884     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               NBAMTFocus            NBAMTGuard
                                            ---------------   -------------------------
Investment activity:                          2002     2001       2002          2001
                                            --------   ----   -----------   -----------
   Net investment income (loss) .........   $   (404)    --      (520,804)     (743,376)
   Realized gain (loss) on investments ..        526     --   (14,519,428)      724,117
   Change in unrealized gain (loss)
      on investments ....................       (413)    --   (21,242,510)   (8,681,449)
   Reinvested capital gains .............         --     --            --     5,751,271
                                            --------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (291)    --   (36,282,742)   (2,949,437)
                                            --------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,270     --    24,946,350    34,797,877
   Transfers between funds ..............     43,017     --    (9,627,997)   13,007,884
   Redemptions (note 3) .................         --     --    (9,836,701)   (6,810,025)
   Annuity benefits .....................         --     --       (12,657)       (3,490)
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2,516)       (2,377)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (138,384)     (116,071)
   Adjustments to maintain reserves .....         (9)    --       (33,467)      (17,957)
                                            --------    ---   -----------   -----------
         Net equity transactions ........    119,278     --     5,294,628    40,855,841
                                            --------    ---   -----------   -----------

Net change in contract owners' equity ...    118,987     --   (30,988,114)   37,906,404
Contract owners' equity beginning
   of period ............................         --     --   120,509,506    82,603,102
                                            --------    ---   -----------   -----------
Contract owners' equity end of period ...   $118,987     --    89,521,392   120,509,506
                                            ========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................         --     --     8,329,535     5,437,332
                                            --------    ---   -----------   -----------
   Units purchased ......................     10,974     --       362,490     3,250,586
   Units redeemed .......................         --     --      (110,461)     (358,383)
                                            --------    ---   -----------   -----------
   Ending units .........................     10,974     --     8,581,564     8,329,535
                                            ========    ===   ===========   ===========

                                                     NBAMTMCGr                    NBAMTPart
                                            ---------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   -----------
   Net investment income (loss) .........     (2,343,135)    (2,900,568)     (571,043)     (774,120)
   Realized gain (loss) on investments ..    (48,800,972)  (117,419,495)  (31,412,862)  (12,871,013)
   Change in unrealized gain (loss)
      on investments ....................    (23,959,811)    42,528,798       934,177     4,459,298
   Reinvested capital gains .............             --             --            --     4,244,734
                                            ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (75,103,918)   (77,791,265)  (31,049,728)   (4,941,101)
                                            ------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     30,580,899     75,563,479    12,132,256    16,827,838
   Transfers between funds ..............    (35,963,337)   (17,591,692)   (7,496,643)   (5,254,099)
   Redemptions (note 3) .................    (19,882,635)   (15,843,983)  (11,338,641)   (7,266,485)
   Annuity benefits .....................        (26,714)       (23,953)      (24,535)       (3,731)
   Annual contract maintenance charges
      (note 2) ..........................         (6,567)        (6,025)       (1,451)       (1,367)
   Contingent deferred sales charges
      (note 2) ..........................       (367,462)      (273,334)     (182,275)     (147,726)
   Adjustments to maintain reserves .....       (105,740)      (183,670)       (1,253)      (14,410)
                                            ------------   ------------   -----------   -----------
         Net equity transactions ........    (25,771,556)    41,640,822    (6,912,542)    4,140,020
                                            ------------   ------------   -----------   -----------

Net change in contract owners' equity ...   (100,875,474)   (36,150,443)  (37,962,270)     (801,081)
Contract owners' equity beginning
   of period ............................    249,009,094    285,159,537   119,391,374   120,192,455
                                            ------------   ------------   -----------   -----------
Contract owners' equity end of period ...    148,133,620    249,009,094    81,429,104   119,391,374
                                            ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     16,244,793     13,579,156    10,900,243    10,654,856
                                            ------------   ------------   -----------   -----------
   Units purchased ......................      2,719,734      3,480,370     1,922,012       349,973
   Units redeemed .......................     (4,966,701)      (814,733)   (2,983,917)     (104,586)
                                            ------------   ------------   -----------   -----------
   Ending units .........................     13,997,826     16,244,793     9,838,338    10,900,243
                                            ============   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppAggGro                     OppCapAp
                                            ----------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                            -------------   ------------   ------------   ------------
   Net investment income (loss) .........   $    (956,123)      (462,356)    (2,514,944)    (2,583,161)
   Realized gain (loss) on investments ..     (33,300,199)  (306,512,381)   (83,606,510)    (6,741,625)
   Change in unrealized gain (loss)
      on investments ....................     (42,270,037)   114,233,984    (61,873,771)  (101,519,745)
   Reinvested capital gains .............              --     50,386,308             --     41,530,597
                                            -------------   ------------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (76,526,359)  (142,354,445)  (147,995,225)   (69,313,934)
                                            -------------   ------------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      26,590,464     97,571,216    109,183,529    174,058,968
   Transfers between funds ..............     (36,542,421)   (61,968,222)   (44,660,527)   (14,813,561)
   Redemptions (note 3) .................     (21,262,248)   (22,805,459)   (42,574,255)   (32,506,978)
   Annuity benefits .....................         (12,540)       (13,237)       (96,696)       (66,676)
   Annual contract maintenance charges
      (note 2) ..........................         (18,513)       (17,711)       (15,537)       (13,343)
   Contingent deferred sales charges
      (note 2) ..........................        (499,617)      (402,256)      (789,429)      (544,341)
   Adjustments to maintain reserves .....         (82,374)      (265,906)      (440,774)       (87,851)
                                            -------------   ------------   ------------   ------------
         Net equity transactions ........     (31,827,249)    12,098,425     20,606,311    126,026,218
                                            -------------   ------------   ------------   ------------

Net change in contract owners' equity ...    (108,353,608)  (130,256,020)  (127,388,914)    56,712,284
Contract owners' equity beginning
   of period ............................     277,285,503    407,541,523    494,697,751    437,985,467
                                            -------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $ 168,931,895    277,285,503    367,308,837    494,697,751
                                            =============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units ......................      22,119,714     22,357,403     33,328,767     25,624,577
                                            -------------   ------------   ------------   ------------
   Units purchased ......................       2,852,632      1,314,021      1,314,960      9,344,985
   Units redeemed .......................      (6,201,300)    (1,551,710)      (404,403)    (1,640,795)
                                            -------------   ------------   ------------   ------------
   Ending units .........................      18,771,046     22,119,714     34,239,324     33,328,767
                                            =============   ============   ============   ============

                                                OppCapApS               OppGlSec
                                            ----------------   -------------------------
Investment activity:                           2002     2001       2002          2001
                                            ---------   ----   -----------   -----------
   Net investment income (loss) .........     (11,082)    --    (1,461,958)     (777,962)
   Realized gain (loss) on investments ..        (442)    --   (33,071,876)  (13,066,391)
   Change in unrealized gain (loss)
      on investments ....................     (34,288)    --    (6,927,663)    1,381,912
   Reinvested capital gains .............          --     --            --     8,424,403
                                            ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (45,812)    --   (41,461,497)   (4,038,038)
                                            ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,811,922     --    74,829,785    85,796,961
   Transfers between funds ..............      47,918     --    29,607,157    21,328,634
   Redemptions (note 3) .................     (16,209)    --   (20,936,134)   (4,905,762)
   Annuity benefits .....................          --     --       (15,678)       (9,316)
   Annual contract maintenance charges
      (note 2) ..........................          --     --        (1,762)         (516)
   Contingent deferred sales charges
      (note 2) ..........................        (314)    --      (402,849)      (56,862)
   Adjustments to maintain reserves .....         (56)    --      (180,356)      (41,819)
                                            ---------    ---   -----------   -----------
         Net equity transactions ........   2,843,261     --    82,900,163   102,111,320
                                            ---------    ---   -----------   -----------

Net change in contract owners' equity ...   2,797,449     --    41,438,666    98,073,282
Contract owners' equity beginning
   of period ............................          --     --   144,733,543    46,660,261
                                            ---------    ---   -----------   -----------
Contract owners' equity end of period ...   2,797,449     --   186,172,209   144,733,543
                                            =========    ===   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................          --     --    15,482,090     4,293,665
                                            ---------    ---   -----------   -----------
   Units purchased ......................     359,305     --    12,723,223    11,677,638
   Units redeemed .......................      (2,014)    --    (1,820,631)     (489,213)
                                            ---------    ---   -----------   -----------
   Ending units .........................     357,291     --    26,384,682    15,482,090
                                            =========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                OppGlSecS               OppMSGrInc             OppMSGrIncS       OppStratBdS
                                            -----------------   -------------------------   ----------------   --------------
Investment activity:                           2002      2001       2002          2001         2002     2001     2002    2001
                                            ----------   ----   -----------   -----------   ---------   ----   -------   ----
   Net investment income (loss) .........   $  (12,345)    --    (1,613,554)   (2,331,173)     (8,189)    --    (2,963)    --
   Realized gain (loss) on investments ..       (6,435)    --   (11,190,573)   (2,437,653)       (946)    --         5     --
   Change in unrealized gain (loss)
      on investments ....................      (80,839)    --   (67,145,146)  (37,845,947)    (56,306)    --    27,827     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Reinvested capital gains .............           --     --            --            --          --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (99,619)    --   (79,949,273)  (42,614,773)    (65,441)    --    24,869     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,622,894     --    68,586,709   133,325,648   2,778,338     --   871,808     --
   Transfers between funds ..............       15,796     --   (24,648,326)   (6,528,113)     10,124     --    13,226     --
   Redemptions (note 3) .................      (23,136)    --   (37,246,075)  (27,890,719)     (9,550)    --    (3,544)    --
   Annuity benefits .....................           --     --       (71,401)      (37,445)         --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (6,645)       (5,155)         --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (304)    --      (617,480)     (414,335)       (128)    --        --     --
   Adjustments to maintain reserves .....          (67)    --      (246,939)     (216,910)        (52)    --        40     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
         Net equity transactions ........    3,615,183     --     5,749,843    98,232,971   2,778,732     --   881,530     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---

Net change in contract owners' equity ...    3,515,564     --   (74,199,430)   55,618,198   2,713,291     --   906,399     --
Contract owners' equity beginning
   of period ............................           --     --   386,315,270   330,697,072          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Contract owners' equity end of period ...   $3,515,564     --   312,115,840   386,315,270   2,713,291     --   906,399     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --    35,201,321    27,040,319          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Units purchased ......................      461,024     --       242,020     9,826,664     339,128     --    88,816     --
   Units redeemed .......................       (2,895)    --       (77,867)   (1,665,662)     (1,154)    --      (353)    --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Ending units .........................      458,129     --    35,365,474    35,201,321     337,974     --    88,463     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      StOpp2                   VEWrldEMkt
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $ (1,399,233)     (550,481)    (535,932)    (407,083)
   Realized gain (loss) on investments ..    (28,887,352)   (7,818,297)  (1,765,844)  (2,188,657)
   Change in unrealized gain (loss)
      on investments ....................    (32,251,410)  (19,098,582)  (3,159,730)   3,248,864
   Reinvested capital gains .............      3,305,823    23,969,754           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (59,232,172)   (3,497,606)  (5,461,506)     653,124
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     70,318,455    85,972,720    5,337,651    6,805,066
   Transfers between funds ..............     (8,152,118)   48,009,274    1,346,661    6,178,490
   Redemptions (note 3) .................    (14,208,518)   (6,083,743)  (6,296,450)  (2,068,055)
   Annuity benefits .....................        (13,434)         (893)     (11,173)      (7,071)
   Annual contract maintenance charges
      (note 2) ..........................         (2,482)         (511)      (1,051)        (816)
   Contingent deferred sales charges
      (note 2) ..........................       (184,861)      (55,555)    (102,363)     (49,104)
   Adjustments to maintain reserves .....        (41,941)       (1,446)     (68,837)      29,248
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     47,715,101   127,839,846      204,438   10,887,758
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (11,517,071)  124,342,240   (5,257,068)  11,540,882
Contract owners' equity beginning
   of period ............................    163,665,039    39,322,799   43,873,451   32,332,569
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $152,147,968   163,665,039   38,616,383   43,873,451
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     16,359,581     3,695,485    5,140,281    3,907,641
                                            ------------   -----------   ----------   ----------
   Units purchased ......................      6,155,967    13,213,223    6,467,072    1,401,457
   Units redeemed .......................     (1,196,555)     (549,127)  (6,891,595)    (168,817)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     21,318,993    16,359,581    4,715,758    5,140,281
                                            ============   ===========   ==========   ==========

                                                   VEWrldHAs                VKCom2
                                            -----------------------   ----------------
Investment activity:                           2002         2001         2002     2001
                                            ----------   ----------   ---------   ----
   Net investment income (loss) .........     (137,779)     (28,297)    (15,945)    --
   Realized gain (loss) on investments ..   (3,411,575)  (1,728,731)     (3,488)    --
   Change in unrealized gain (loss)
      on investments ....................      456,720       88,353      84,155     --
   Reinvested capital gains .............           --           --          --     --
                                            ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,092,634)  (1,668,675)     64,722     --
                                            ----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,733,956    2,741,469   4,565,990     --
   Transfers between funds ..............    9,420,121    1,020,900     (19,718)    --
   Redemptions (note 3) .................   (1,849,577)    (829,317)     (9,062)    --
   Annuity benefits .....................       (2,150)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         (178)        (109)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (33,747)     (15,244)         --     --
   Adjustments to maintain reserves .....      (29,373)      30,155         (62)    --
                                            ----------   ----------   ---------    ---
         Net equity transactions ........    9,239,052    2,947,854   4,537,148     --
                                            ----------   ----------   ---------    ---

Net change in contract owners' equity ...    6,146,418    1,279,179   4,601,870     --
Contract owners' equity beginning
   of period ............................   11,027,576    9,748,397          --     --
                                            ----------   ----------   ---------    ---
Contract owners' equity end of period ...   17,173,994   11,027,576   4,601,870     --
                                            ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    1,232,877    1,025,478          --     --
                                            ----------   ----------   ---------    ---
   Units purchased ......................      890,996      244,847     577,149     --
   Units redeemed .......................     (110,950)     (37,448)     (3,593)    --
                                            ----------   ----------   ---------    ---
   Ending units .........................    2,012,923    1,232,877     573,556     --
                                            ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 VKEmGr2               VKEmMkt
                                            ---------------   -----------------------
Investment activity:                          2002     2001      2002         2001
                                            --------   ----   ----------   ----------
   Net investment income (loss) .........   $ (3,640)    --    2,763,327    1,580,759
   Realized gain (loss) on investments ..     (1,067)    --     (442,647)  (1,129,430)
   Change in unrealized gain (loss)
      on investments ....................    (58,737)    --     (332,040)     756,828
   Reinvested capital gains .............         --     --           --           --
                                            --------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (63,444)    --    1,988,640    1,208,157
                                            --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    959,706     --    7,402,541    3,616,249
   Transfers between funds ..............      6,032     --   19,111,610     (919,447)
   Redemptions (note 3) .................     (1,424)    --   (3,397,500)  (1,091,122)
   Annuity benefits .....................         --     --       (3,330)        (102)
   Annual contract maintenance charges
      (note 2) ..........................         --     --         (522)        (272)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (62,230)     (17,103)
   Adjustments to maintain reserves .....        (23)    --       22,416          938
                                            --------    ---   ----------   ----------
         Net equity transactions ........    964,291     --   23,072,985    1,589,141
                                            --------    ---   ----------   ----------

Net change in contract owners' equity ...    900,847     --   25,061,625    2,797,298
Contract owners' equity beginning
   of period ............................         --     --   20,088,582   17,291,284
                                            --------    ---   ----------   ----------
Contract owners' equity end of period ...   $900,847     --   45,150,207   20,088,582
                                            ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,489,717    1,404,273
                                            --------    ---   ----------   ----------
   Units purchased ......................    124,486     --    1,634,545      115,945
   Units redeemed .......................       (183)    --     (166,722)     (30,501)
                                            --------    ---   ----------   ----------
   Ending units .........................    124,303     --    2,957,540    1,489,717
                                            ========    ===   ==========   ==========

                                                   VKMidCapG                 VKUSRealEst
                                            -----------------------   -------------------------
Investment activity:                           2002         2001          2002          2001
                                            ----------   ----------   -----------   -----------
   Net investment income (loss) .........     (170,016)    (126,382)    3,206,967     2,768,275
   Realized gain (loss) on investments ..   (2,038,249)  (2,712,021)      797,901     3,574,168
   Change in unrealized gain (loss)
      on investments ....................   (2,932,693)    (448,739)  (15,531,000)   (1,431,856)
   Reinvested capital gains .............           --           --     3,677,034       767,200
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (5,140,958)  (3,287,142)   (7,849,098)    5,677,787
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,185,070    9,752,182    45,691,461    29,700,347
   Transfers between funds ..............   (1,840,321)   1,548,255    34,077,812    10,950,115
   Redemptions (note 3) .................   (1,163,335)    (739,876)  (16,733,047)  (10,049,483)
   Annuity benefits .....................       (4,824)      (3,731)      (27,688)      (19,871)
   Annual contract maintenance charges
      (note 2) ..........................         (459)        (114)       (1,744)         (578)
   Contingent deferred sales charges
      (note 2) ..........................      (30,005)      (4,999)     (280,564)     (366,882)
   Adjustments to maintain reserves .....       (5,474)      (1,848)      688,267        35,509
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    1,140,652   10,549,869    63,414,497    30,249,157
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (4,000,306)   7,262,727    55,565,399    35,926,944
Contract owners' equity beginning
   of period ............................   15,047,081    7,784,354   101,532,910    65,605,966
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   11,046,775   15,047,081   157,098,309   101,532,910
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    2,212,771      829,292     7,976,411     5,684,632
                                            ----------   ----------   -----------   -----------
   Units purchased ......................      387,198    1,468,466     5,242,510     2,745,564
   Units redeemed .......................     (114,106)     (84,987)     (774,698)     (453,785)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,485,863    2,212,771    12,444,223     7,976,411
                                            ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    VicDivrStk               VicInvQBd
                                            ------------------------   ---------------------
Investment activity:                           2002          2001        2002         2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $  (131,121)    (140,146)     77,295      93,700
   Realized gain (loss) on investments ..      (392,796)     (14,787)     21,391       7,976
   Change in unrealized gain (loss)
      on investments ....................    (4,596,621)    (151,158)     13,036      15,738
   Reinvested capital gains .............            --       47,029      73,303      13,986
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,120,538)    (259,062)    185,025     131,400
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,054,689    7,919,746       2,000      81,423
   Transfers between funds ..............      (470,062)      56,088      (7,027)      5,405
   Redemptions (note 3) .................    (2,505,655)  (1,110,256)   (257,741)   (149,527)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --          --          --
   Contingent deferred sales charges
      (note 2) ..........................       (28,617)     (16,588)     (5,833)     (1,535)
   Adjustments to maintain reserves .....        (6,844)      (1,512)        (14)       (345)
                                            -----------   ----------   ---------   ---------
      Net equity transactions ...........     1,043,511    6,847,478    (268,615)    (64,579)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (4,077,027)   6,588,416     (83,590)     66,821
Contract owners' equity beginning
   of period ............................    19,489,293   12,900,877   2,325,410   2,258,589
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $15,412,266   19,489,293   2,241,820   2,325,410
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,004,812    1,212,731     199,584     105,232
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       134,602      888,868         174     154,043
   Units redeemed .......................       (40,029)     (96,787)    (23,017)    (59,691)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     2,099,385    2,004,812     176,741     199,584
                                            ===========   ==========   =========   =========

                                                  VicSmCoOpp              WRAsStrat
                                            ---------------------   -----------------------
Investment activity:                           2002        2001        2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........     (14,735)    (11,188)     439,197      699,422
   Realized gain (loss) on investments ..      37,145      28,752      (43,421)    (138,017)
   Change in unrealized gain (loss)
      on investments ....................    (189,535)   (189,315)     708,959   (2,095,004)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (167,125)   (171,751)   1,104,735   (1,533,599)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     353,108     704,531   32,669,971   48,844,490
   Transfers between funds ..............     (48,712)    (96,312)   4,439,781   (2,776,003)
   Redemptions (note 3) .................    (238,986)    (99,237)  (2,543,895)    (644,925)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (3,726)     (6,319)     (62,505)     (12,061)
   Adjustments to maintain reserves .....         (89)        332        6,535        8,091
                                            ---------   ---------   ----------   ----------
      Net equity transactions ...........      61,595     502,995   34,509,887   45,419,592
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...    (105,530)    331,244   35,614,622   43,885,993
Contract owners' equity beginning
   of period ............................   2,664,359   2,333,115   43,905,234       19,241
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   2,558,829   2,664,359   79,519,856   43,905,234
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     241,148      95,769    4,760,507        1,854
                                            ---------   ---------   ----------   ----------
   Units purchased ......................       8,382     176,964    3,938,311    5,070,121
   Units redeemed .......................      (2,597)    (31,585)    (237,423)    (311,468)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     246,933     241,148    8,461,395    4,760,507
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      WRBal                      WRBnd
                                            ------------------------   ------------------------
Investment activity:                            2002         2001          2002         2001
                                            -----------   ----------   -----------   ----------
   Net investment income (loss) .........   $   382,166      816,706     3,098,761    2,193,956
   Realized gain (loss) on investments ..      (182,321)     (53,230)       59,999       34,786
   Change in unrealized gain (loss)
      on investments ....................    (5,642,887)  (1,880,377)    2,600,119   (1,124,164)
   Reinvested capital gains .............            --           --            --           --
                                            -----------   ----------   -----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (5,443,042)  (1,116,901)    5,758,879    1,104,578
                                            -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    20,457,932   48,217,326    30,572,390   52,089,059
   Transfers between funds ..............       276,562     (269,524)   13,249,875    2,686,992
   Redemptions (note 3) .................    (2,935,125)    (763,504)   (3,706,756)    (905,780)
   Annuity benefits .....................            --           --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..........................       (56,515)      (4,168)      (71,192)     (10,474)
   Adjustments to maintain reserves .....        (3,035)       8,220        52,494       18,407
                                            -----------   ----------   -----------   ----------
Net equity transactions .................    17,739,819   47,188,350    40,096,811   53,878,204
                                            -----------   ----------   -----------   ----------

Net change in contract owners' equity ...    12,296,777   46,071,449    45,855,690   54,982,782
Contract owners' equity beginning
   of period ............................    46,076,322        4,873    54,994,889       12,107
                                            -----------   ----------   -----------   ----------
Contract owners' equity end of period ...   $58,373,099   46,076,322   100,850,579   54,994,889
                                            ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,847,216          476     5,069,211        1,184
                                            -----------   ----------   -----------   ----------
   Units purchased ......................     2,188,877    4,948,401     3,852,828    5,150,469
   Units redeemed .......................      (241,484)    (101,661)     (278,741)     (82,442)
                                            -----------   ----------   -----------   ----------
   Ending units .........................     6,794,609    4,847,216     8,643,298    5,069,211
                                            ===========   ==========   ===========   ==========

                                                    WRCoreEq                    WRGrowth
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    (1,438,642)     (769,573)   (2,477,904)      398,538
   Realized gain (loss) on investments ..    (1,874,887)       (4,158)   (1,756,371)      (27,144)
   Change in unrealized gain (loss)
      on investments ....................   (45,994,822)   (4,392,075)  (44,114,247)   (4,147,384)
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (49,308,351)   (5,165,806)  (48,348,522)   (3,775,990)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    62,816,082   185,987,685    65,816,404   176,276,221
   Transfers between funds ..............      (927,460)    4,427,962     3,749,931     2,368,552
   Redemptions (note 3) .................    (8,414,136)   (3,190,756)   (8,482,438)   (2,300,781)
   Annuity benefits .....................            --            --            --            --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (195,303)      (40,135)     (215,181)      (39,336)
   Adjustments to maintain reserves .....       (71,807)      (22,211)      (29,216)      (25,396)
                                            -----------   -----------   -----------   -----------
Net equity transactions .................    53,207,376   187,162,545    60,839,500   176,279,260
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...     3,899,025   181,996,739    12,490,978   172,503,270
Contract owners' equity beginning
   of period ............................   182,016,949        20,210   172,517,520        14,250
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   185,915,974   182,016,949   185,008,498   172,517,520
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    21,221,006         1,979    20,170,887         1,408
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     7,701,656    21,568,730     8,526,617    20,425,940
   Units redeemed .......................      (882,778)     (349,703)     (835,843)     (256,461)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    28,039,884    21,221,006    27,861,661    20,170,887
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     WRHiInc                   WRIntl
                                            ------------------------   -----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $ 3,397,039    2,579,956     (296,094)   1,105,095
   Realized gain (loss) on investments ..       (75,088)     (11,690)  (1,082,921)     (12,075)
   Change in unrealized gain (loss)
      on investments ....................    (4,546,317)  (2,058,670)  (5,767,714)  (3,566,059)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,224,366)     509,596   (7,146,729)  (2,473,039)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    17,818,741   28,982,057   11,806,711   26,931,217
   Transfers between funds ..............     4,412,737    1,330,168    2,045,099    6,384,683
   Redemptions (note 3) .................    (1,989,894)    (576,302)  (1,425,558)    (500,735)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (38,811)      (5,044)     (30,734)      (7,241)
   Adjustments to maintain reserves .....         8,273        6,571       (9,416)      (8,602)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    20,211,046   29,737,450   12,386,102   32,799,322
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    18,986,680   30,247,046    5,239,373   30,326,283
Contract owners' equity beginning
   of period ............................    30,247,046           --   30,328,901        2,618
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $49,233,726   30,247,046   35,568,274   30,328,901
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     2,785,585           --    3,898,537          258
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,059,988    2,837,557    1,931,746    3,956,002
   Units redeemed .......................      (156,389)     (51,972)    (164,870)     (57,723)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     4,689,184    2,785,585    5,665,413    3,898,537
                                            ===========   ==========   ==========   ==========

                                                   WRLTBond                   WRMMkt
                                            ----------------------   -------------------------
Investment activity:                           2002        2001          2002         2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........      360,135     164,204       (87,738)      236,466
   Realized gain (loss) on investments ..       41,254       7,079            --            --
   Change in unrealized gain (loss)
      on investments ....................      131,915     (67,882)           --            --
   Reinvested capital gains .............           --          --            --            --
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      533,304     103,401       (87,738)      236,466
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   10,080,412   5,105,357    46,398,802    57,026,375
   Transfers between funds ..............    7,269,333     155,187   (36,664,931)  (23,028,039)
   Redemptions (note 3) .................     (909,582)    (64,865)   (7,273,616)   (2,005,711)
   Annuity benefits .....................           --          --            --            --
   Annual contract maintenance charges
      (note 2) ..........................           --          --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (35,279)       (525)     (150,630)       (4,257)
   Adjustments to maintain reserves .....        3,917       1,124         9,799         6,797
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........   16,408,801   5,196,278     2,319,424    31,995,165
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   16,942,105   5,299,679     2,231,686    32,231,631
Contract owners' equity beginning
   of period ............................    5,299,679          --    32,231,631            --
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...   22,241,784   5,299,679    34,463,317    32,231,631
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      484,968          --     3,142,411            --
                                            ----------   ---------   -----------   -----------
   Units purchased ......................    1,544,270     490,875       333,225     4,101,054
   Units redeemed .......................      (73,277)     (5,907)     (109,040)     (958,643)
                                            ----------   ---------   -----------   -----------
   Ending units .........................    1,955,961     484,968     3,366,596     3,142,411
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    WRSciTech                    WRSmCap                   WRValue
                                            -------------------------   ------------------------   -----------------------
Investment activity:                            2002          2001          2002         2001         2002         2001
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   (685,032)     (73,079)   (1,173,816)    (418,831)    (233,399)       2,712
   Realized gain (loss) on investments ..       (359,179)    (278,983)   (4,987,429)    (139,963)    (308,098)      (1,391)
   Change in unrealized gain (loss)
      on investments ....................    (13,455,380)   1,526,995   (16,162,456)   3,668,515   (7,513,064)     812,792
   Reinvested capital gains .............             --           --            --           --           --           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,499,591)   1,174,933   (22,323,701)   3,109,721   (8,054,561)     814,113
                                            ------------   ----------   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     24,538,776   50,142,171    31,135,781   63,019,161   33,889,178   35,118,607
   Transfers between funds ..............     (3,642,948)  (2,458,767)    8,149,083   10,426,501   (2,357,063)     752,289
   Redemptions (note 3) .................     (1,484,046)    (634,945)   (3,961,649)    (703,059)  (1,703,117)    (120,067)
   Annuity benefits .....................             --           --            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --           --            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (39,336)     (17,539)      (82,003)     (16,935)     (37,885)      (1,089)
   Adjustments to maintain reserves .....         (8,225)     (11,793)      (11,000)       1,495        3,637        4,033
                                            ------------   ----------   -----------   ----------   ----------   ----------
         Net equity transactions ........     19,364,221   47,019,127    35,230,212   72,727,163   29,794,750   35,753,773
                                            ------------   ----------   -----------   ----------   ----------   ----------

Net change in contract owners' equity ...      4,864,630   48,194,060    12,906,511   75,836,884   21,740,189   36,567,886
Contract owners' equity beginning
   of period ............................     48,199,948        5,888    75,839,555        2,671   36,567,886           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 53,064,578   48,199,948    88,746,066   75,839,555   58,308,075   36,567,886
                                            ============   ==========   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      5,720,321          607     7,778,767          265    3,616,179           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Units purchased ......................      3,141,266    6,052,105     4,391,241    7,852,256    3,407,646    3,628,243
   Units redeemed .......................       (462,891)    (332,391)     (368,507)     (73,754)    (329,346)     (12,064)
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Ending units .........................      8,398,696    5,720,321    11,801,501    7,778,767    6,694,479    3,616,179
                                            ============   ==========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Equity Fund - Series I Shares
                     (AIMIntEq)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Alliance Variable Products Series Fund,
                  Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)*

                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)* Evergreen VAF - Evergreen VA Small Cap Value Fund
                     (EvSmCapV)*
                  Evergreen VAF - Evergreen VA Special Equity Fund
                     (EvSpEq)*
                  Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service
                     Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 (FidVIPCon2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class 2 (FidVIPVaIS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance
                  Products Trust (Franklin Templeton VIP); Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I
                     (GVITEmMrkts)
                  Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)
                  Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I
                     (GVITGlUtl1)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Gartmore GVIT Global Utilities Fund - Class III
                     (GVITGlUtl3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II
                     (GVITGvtBd2)
                  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund
                     (GVITIDModAgg)
                  Gartmore GVIT ID Moderately Conservative Fund
                     (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                     (GVITJPBal)
                  Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund -
                     Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I
                     (GVITSmCapGr)
                  Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                  Gartmore GVIT Small Cap Value Fund - Class I
                     (GVITSmCapVal)
                  Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                     (GVITSMdCpGr)
                  Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Total Return Fund - Class II (GVITTotRt2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I
                     (GVITUSGro1)*
                  Gartmore GVIT U.S.Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I
                          (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service
                     Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II
                     Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service
                     Shares (JanIntGro)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares
                     (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class
                     Shares (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                     (NBAMTMCGr)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust
                  (Van Kampen LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional
                  Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio -
                     Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio
                     (VKIntMag)*
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG) Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds
                  (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A
                     Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target
                  Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio
                     (WRLTBond)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               * At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $13 and $35 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                           BOA       ElitePro   ElitePro      BOA
Nationwide Variable Account-9 Options                                  Future/(1)/    Classic     Ltd      Choice/(2)/
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                      0.95%         1.60%      1.75%       1.20%
----------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                         0.25%           --         --          --
      Initial lowered to $1,000 and subsequent
         lowered to $25. Not available for
         investment only contracts.
----------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                        0.15%           --         --          --
----------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.        0.10%           --         --          --
                                                                       -----------------------------------------------
   10 Year and Disability Waiver for Tax Sheltered Annuities             0.05%           --         --          --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       -----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                           0.15%           --         --          --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
----------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                0.15%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       -----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                          0.20%           --         --        0.15%
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       -----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)               0.05%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       -----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                    0.10%           --         --        0.05%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       -----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                0.45%         --         --        0.45%
                                                                       -----------------------------------------------
   Option 2                                                                0.30%         --         --        0.30%
----------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                   0.45%         --         --          --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       -----------------------------------------------
      Spousal Protection Annuity Option                                      --          --         --          --
----------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                              0.40%         --         --        0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                      3.15%       1.60%      1.75%       2.20%
----------------------------------------------------------------------------------------------------------------------

                                                                         BOA      BOA            BOA           Choice
Nationwide Variable Account-9 Options                                  V /(3)/   Income   Exclusive II /(4)/    Venue
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                     1.10%     1.25%          1.20%          1.50%
---------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                          --        --             --             --
   Initial lowered to $1,000 and subsequent
      lowered to $25. Not available for
      investment only contracts.
---------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                       0.15%       --             --             --
---------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.       0.10%       --             --             --
                                                                       ----------------------------------------------

   10 Year and Disability Waiver for Tax Sheltered Annuities            0.05%       --             --             --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       ----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                          0.15%       --             --             --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
---------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                 --        --           0.15%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       ----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                           --        --           0.20%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       ----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)              0.05%       --           0.10%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       ----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                   0.10%       --           0.15%          0.15%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       ----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                        --      0.20%            --             --
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                               --        --           0.45%          0.45%
                                                                       ----------------------------------------------
   Option 2                                                               --        --           0.30%            --
---------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                  --        --             --             --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       ----------------------------------------------
      Spousal Protection Annuity Option                                   --        --             --           0.10%
---------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                             --        --           0.40%          0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                   1.70%     1.45%          2.30%          2.60%
---------------------------------------------------------------------------------------------------------------------

/(1)/ Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and
      BB&T products.
/(2)/ Includes KeyCorp product.
/(3)/ Includes NEA product.
/(4)/ Includes Waddell & Reed Select Reserve product.
/(5)/ When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                         Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp
                     ------------   ------   ----------   ---------   --------
     0.95% .......   $ 37,359,622     466          1         267         26
     1.00% .......     17,715,241      --         --          --         --
     1.05% .......      3,433,926      --         --          --         --
     1.10% .......      5,447,892     878         --         306         41
     1.15% .......      2,297,653      76         --          --         --
     1.20% .......     18,047,162      --         --          --         --
     1.25% .......      1,586,495     554         --          26         --
     1.30% .......      3,551,610       1         --          --         --
     1.35% .......      2,791,216     475         --         153         --
     1.40% .......      2,289,577      44         --          20         --
     1.45% .......        348,931      --         --          --         --
     1.50% .......      1,276,062      --      1,347          --         --
     1.55% .......        534,259      86         --         138         --
     1.60% .......        744,137      --        256          --         --
     1.65% .......        984,043      --      1,391          --         --
     1.70% .......        157,056      --         --          --         --
     1.75% .......        480,394      --        258          --         --
     1.80% .......        448,468      --        279          --         --
     1.85% .......        158,310      --         --          --         --
     1.90% .......         47,976      --        374          --         --
     1.95% .......         52,613      --      1,511          --         --
     2.00% .......         23,776      --         --          --         --
     2.05% .......        154,887      --        517          --         --
     2.10% .......         49,966      --        489          --         --
     2.15% .......          8,596      --         11          --         --
     2.20% .......        109,866      --        430          --         --
     2.25% .......         34,421      --         --          --         --
     2.30% .......              1      --         --          --         --
     2.35% .......          1,781      --         44          --         --
     2.45% .......          4,118      --         62          --         --
     2.50% .......          8,509      --        278          --         --
     2.60% .......          6,483      --        191          --         --
     1.40% EV ....     19,293,684      --         --          --         --
     1.45% EV ....      9,625,121      --         --          --         --
     1.50% EV ....      1,138,151      --         --          --         --
     1.55% EV ....      8,091,117      --         --          --         --
     1.60% EV ....      2,536,776      --         --          --         --
     1.65% EV ....      1,114,712      --         --          --         --
     1.70% EV ....      1,176,625      --         --          --         --
     1.75% EV ....        415,336      --         --          --         --
     1.80% EV ....        459,965      --         --          --         --
     1.85% EV ....      1,142,454      --         --          --         --
     1.90% EV ....        269,379      --         --          --         --
     1.95% EV ....        430,427      --         --          --         --
     2.00% EV ....        777,371      --         --          --         --
     2.05% EV ....        338,745      --         --          --         --
     2.10% EV ....        123,603      --         --          --         --
     2.15% EV ....        172,144      --         --          --         --
     2.20% EV ....         56,322      --         --          --         --
     2.25% EV ....         61,006      --         --          --         --
     2.30% EV ....         65,763      --         --          --         --
     2.35% EV ....          3,574      --         --          --         --
     2.40% EV ....         93,742      --         --          --         --
     2.45% EV ....          7,868      --         --          --         --
     2.50% EV ....          3,395      --         --          --         --
     2.55% EV ....         12,388      --         --          --         --
     2.60% EV ....          6,656      --         --          --         --
     2.65% EV ....          2,177      --         --          --         --
     2.70% EV ....          2,106      --         --          --         --
     2.85% EV ....             23      --         --          --         --
                     ------------   -----      -----         ---        ---
        Totals ...   $147,575,677   2,580      7,439         910         67
                     ============   =====      =====         ===        ===

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                     AIMCapAp2   AIMCoreEq   AIMPreEq   AIMPreEq2   AISmCapValB
                     ---------   ---------   --------   ---------   -----------
     0.95% .......    $    3         13          177          1           1
     1.10% .......        --         20          228         --          --
     1.15% .......        --         --           76         --          --
     1.25% .......        --         --          193         --          --
     1.35% .......        --         15          283         --          --
     1.40% .......        --         89           69         --          --
     1.50% .......        47         --           41         56         251
     1.55% .......        --         44        1,215         --          --
     1.60% .......        31         --           --         --          59
     1.65% .......       239         --           --        136         644
     1.75% .......        79         --           --         13         321
     1.80% .......        40         --           --         96          96
     1.90% .......         6         --           --          6          47
     1.95% .......       591         --           --        421         737
     2.00% .......        --         --           --         --           8
     2.05% .......       173         --           --        595         503
     2.10% .......       101         --           --         29         474
     2.15% .......         7         --           --         --          35
     2.20% .......       123         --           --        361         150
     2.35% .......        --         --           --         --          76
     2.45% .......        37         --           --          5         137
     2.50% .......       171         --           --         --         515
     2.60% .......        --         --           --         --         173
                      ------        ---        -----      -----       -----
        Totals ...    $1,648        181        2,282      1,719       4,227
                      ======        ===        =====      =====       =====

                     AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     0.95% .......    $    1         --       774,866          1       606,081
     1.00% .......        --         --       366,481         --       286,936
     1.05% .......        --         --        68,607         --        54,968
     1.10% .......        --         --        68,086         --        35,897
     1.15% .......        --         --        27,463         --        14,540
     1.20% .......        --         --       319,088         --       367,117
     1.25% .......        --         --        34,129         --        20,353
     1.30% .......        --         --        64,455         --        63,583
     1.35% .......        --         --        51,792         --        28,990
     1.40% .......        --         --        39,451         --        16,695
     1.45% .......        --         --         4,356         --         4,258
     1.50% .......       233        164        25,689        494        24,152
     1.55% .......        --         --         9,435         --         6,217
     1.60% .......       243         54         6,073         65         4,427
     1.65% .......       278        669        24,335        507        12,956
     1.70% .......        --         --         1,200         --           520
     1.75% .......        71         73        11,759         16         1,398
     1.80% .......        37        244        12,892         28         2,609
     1.85% .......        --         --         1,200         --            16
     1.90% .......        --        252            60          4           160
     1.95% .......       581      1,279           153        190            22
     2.00% .......        --         12           138         42            36
     2.05% .......       122        564         2,907        505           981
     2.10% .......       136        361           123      1,305            --
     2.15% .......         5         53             5         21            --
     2.20% .......       329         69         2,817      1,312         1,128
     2.25% .......        --         --             1         --            --
     2.35% .......         9         12            --         23            --
     2.45% .......       175         30            --         62            --
     2.50% .......         7        161            --         30            --
     2.60% .......       128         63            --         93            --
     1.40% EV ....        --         --       242,130         --       191,477
     1.45% EV ....        --         --       139,659         --       119,125
     1.50% EV ....        --         --        13,268         --        12,975
     1.55% EV ....        --         --        83,201         --        52,944

     Continued       AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     1.60% EV ....        --         --        35,483         --        16,859
     1.65% EV ....        --         --        16,520         --        13,260
     1.70% EV ....        --         --        14,260         --         8,474
     1.75% EV ....        --         --         2,778         --         4,692
     1.80% EV ....        --         --         2,736         --         1,851
     1.85% EV ....        --         --        11,657         --         7,008
     1.90% EV ....        --         --         2,965         --         2,418
     1.95% EV ....        --         --         4,074         --         7,890
     2.00% EV ....        --         --         8,451         --         3,579
     2.05% EV ....        --         --         3,844         --         3,550
     2.10% EV ....        --         --         1,755         --           267
     2.15% EV ....        --         --           444         --           253
     2.20% EV ....        --         --           691         --           275
     2.25% EV ....        --         --           387         --            20
     2.30% EV ....        --         --           263         --            21
     2.35% EV ....        --         --            17         --            --
     2.40% EV ....        --         --           127         --             4
     2.45% EV ....        --         --           296         --            --
     2.50% EV ....        --         --           196         --            --
     2.60% EV ....        --         --           207         --            --
     2.70% EV ....        --         --           197         --            --
                      ------      -----     ---------      -----     ---------
        Totals ...    $2,355      4,060     2,503,167      4,698     2,000,982
                      ======      =====     =========      =====     =========

                     ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     0.95% .......    $36,498      2,119          --       998,573        1
     1.00% .......     15,639      3,266          --       399,179       --
     1.05% .......      4,055        101          --        67,561       --
     1.10% .......      8,534        392          --       177,402       --
     1.15% .......      2,146        156          --        88,968       --
     1.20% .......     34,263      4,037          --       562,596       --
     1.25% .......      1,731        125          --        58,943       --
     1.30% .......      3,831        183          --       195,262       --
     1.35% .......      4,565        624          --       126,818       --
     1.40% .......      4,768        483          --        86,878       --
     1.45% .......        278        113          --        10,150       --
     1.50% .......      1,195          8         236        45,075    1,130
     1.55% .......        917         --          --        25,272       --
     1.60% .......        981        254         183        28,119      180
     1.65% .......      2,615        517         593        48,926      857
     1.70% .......         87         --          --         4,074       --
     1.75% .......      1,271      4,131          23        15,566      554
     1.80% .......      1,872        609          59        16,167    1,104
     1.85% .......        453         46          --         8,630       --
     1.90% .......         79         --          --         2,334      651
     1.95% .......         28          5         183           161    1,230
     2.00% .......          5         --          75           710      186
     2.05% .......      1,169         --         229         5,513      599
     2.10% .......         --         --         284           131    1,077
     2.15% .......         --         --          45             7      350
     2.20% .......        195         --         227         5,858      678
     2.25% .......         14         --          --           955       --
     2.35% .......         --         --          --            --      144
     2.45% .......         --         --          --            --      210
     2.50% .......         --         --         364            --       25
     2.60% .......         --         --          16            --      265
     1.40% EV ....     26,080      3,567          --       517,792       --
     1.45% EV ....      9,562      9,407          --       271,074       --
     1.50% EV ....        694        115          --        37,986       --
     1.55% EV ....      6,006      2,526          --       271,242       --
     1.60% EV ....      3,687        108          --        70,103       --
     1.65% EV ....      4,191         98          --        40,059       --
     1.70% EV ....      2,001        194          --        27,619       --
     1.75% EV ....        875         --          --        17,313       --
     1.80% EV ....        823         59          --        15,755       --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     1.85% EV ....      1,187          1          --        38,966       --
     1.90% EV ....        134         50          --         6,829       --
     1.95% EV ....        676          2          --        14,528       --
     2.00% EV ....        877      1,237          --        45,545       --
     2.05% EV ....      1,331         --          --        16,494       --
     2.10% EV ....         58         --          --         5,362       --
     2.15% EV ....        467        134          --        13,176       --
     2.20% EV ....        318         --          --         1,360       --
     2.25% EV ....         57         33          --         1,299       --
     2.30% EV ....         90        416          --         5,059       --
     2.35% EV ....          8         --          --             6       --
     2.40% EV ....          8         --          --         9,501       --
     2.45% EV ....         --         --          --           337       --
     2.50% EV ....         --         --          --           302       --
     2.55% EV ....         --         --          --         1,511       --
     2.60% EV ....         98         18          --           371       --
     2.65% EV ....         --         --          --           281       --
     2.70% EV ....         --         29          --            18       --
                     --------     ------       -----     ---------    -----
        Totals ...   $186,417     35,163       2,517     4,409,716    9,241
                     ========     ======       =====     =========    =====

                     BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr   CSGPVen
                     --------   ---------   --------   ---------   -------
     0.95% .......    $  799        302       1,069        324      34,903
     1.00% .......        --         --          --         --      12,964
     1.05% .......       524         --         247         31       4,870
     1.10% .......       945        702       1,670        869         215
     1.15% .......        89      1,596         906         29           4
     1.20% .......        18         --          18         --       6,183
     1.25% .......       291         89         392        411          47
     1.30% .......         2         24           2        189         329
     1.35% .......       267        421         774        569         266
     1.40% .......        59         --         125         --         136
     1.50% .......        31         --          43         --          --
     1.55% .......       490      2,313       1,113        538          --
     1.60% .......        --        656          --         --          --
     1.65% .......         3         --           4          4           4
     1.70% .......        --      2,416          24         24          --
     1.85% EV ....       812         --          --        824          --
                      ------      -----       -----      -----      ------
        Totals ...    $4,330      8,519       6,387      3,812      59,921
                      ======      =====       =====      =====      ======

                     CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     0.95% .......    $75,744    85,902        2          4,172         --
     1.00% .......     33,523    41,510       --          6,362         --
     1.05% .......      7,615    13,341       --            545         --
     1.10% .......         63       796       --          1,283         --
     1.15% .......        229       403       --            558         --
     1.20% .......      9,151    22,207       --          5,005         --
     1.25% .......      1,770     2,208       --            785         --
     1.30% .......        929     2,678       --            510         --
     1.35% .......        260       464       --            556         --
     1.40% .......         85     1,047       --          1,615         --
     1.45% .......         67       170       --             46         --
     1.50% .......        585     1,615       36            671         14
     1.55% .......         --       351       --             85         --
     1.60% .......         27        --        9            433         --
     1.65% .......        198       545       24            379        180
     1.70% .......         --       152       --             40         --
     1.75% .......         --        55      126            253         --
     1.80% .......         --       216      125             70         --
     1.85% .......         --        --       --            559         --
     1.90% .......         --        --       --              2          8

     Continued       CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     1.95% .......         --        --       190            --         62
     2.00% .......         --        --        85            --         --
     2.05% .......         --        --       203            96         90
     2.10% .......         --        --       108            --         21
     2.15% .......         --        --        --            --         36
     2.20% .......         --        --       392            --         --
     2.25% .......         --        --        --            32         --
     2.35% .......         --        --        42            --         --
     2.45% .......         --        --         4            --         --
     2.60% .......         --        --        --            --         98
     1.40% EV ....         --     7,384        --         3,021         --
     1.45% EV ....         --     3,090        --        16,894         --
     1.50% EV ....         --       312        --            53         --
     1.55% EV ....         --        93        --         4,682         --
     1.60% EV ....         --       624        --           460         --
     1.65% EV ....         --       179        --           365         --
     1.70% EV ....         --        --        --           341         --
     1.75% EV ....         --       105        --            --         --
     1.80% EV ....         --        78        --           191         --
     1.85% EV ....         --       110        --           440         --
     1.90% EV ....         --        24        --            --         --
     1.95% EV ....         --        45        --             8         --
     2.00% EV ....         --        --        --           315         --
     2.05% EV ....         --        --        --            80         --
     2.10% EV ....         --        --        --            11         --
     2.25% EV ....         --        --        --             2         --
     2.30% EV ....         --         7        --             2         --
                     --------   -------     -----        ------        ---
        Totals ...   $130,246   185,711     1,346        50,922        509
                     ========   =======     =====        ======        ===

                      DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     0.95% .......   $  676,615    3,761,328     644,464        --           68
     1.00% .......      297,621    2,048,345     306,499        --           --
     1.05% .......       58,235      357,200      84,066        --           --
     1.10% .......       50,134      296,940      47,955        --            6
     1.15% .......       19,224      143,712      21,062        --           --
     1.20% .......      176,618    1,199,944     212,213        --           --
     1.25% .......       17,315      115,617      22,321        --            6
     1.30% .......       37,398      298,198      49,310        --           --
     1.35% .......       16,866      171,580      32,862        --          123
     1.40% .......       12,244      164,817      28,192        --           --
     1.45% .......        4,958       25,694       3,126        --           --
     1.50% .......       11,912       72,180      19,241       165           30
     1.55% .......        4,102       23,212       7,579        --           --
     1.60% .......        2,332       32,765       5,652       274           --
     1.65% .......        8,550       46,769      16,405       415           --
     1.70% .......        1,616       12,373       1,172        --           --
     1.75% .......        1,849       21,777       3,753        70           --
     1.80% .......          424       23,711       6,415        51           --
     1.85% .......          356       16,492       2,031        --           --
     1.90% .......          687        1,717         805       135           --
     1.95% .......           80          456         150       184           --
     2.00% .......           37          246           8        51           --
     2.05% .......        1,062        4,478       3,241       946           --
     2.10% .......           --          759         870       178           --
     2.15% .......           --            5           6         7           --
     2.20% .......          292        3,301         521       387           --
     2.25% .......           --        1,600         104        --           --
     2.35% .......           --           --          --        20           --
     2.45% .......           --           --          --        95           --
     2.50% .......           --           --          --        12           --
     1.40% EV ....      211,199    1,061,498     145,443        --           --
     1.45% EV ....      149,794      634,901      67,542        --           --
     1.50% EV ....       17,147       63,005       8,569        --           --
     1.55% EV ....       43,676      375,145      65,995        --           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued        DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     1.60% EV ....       22,202      138,885      18,854        --           --
     1.65% EV ....       16,984       60,908      11,978        --           --
     1.70% EV ....        9,288       96,104       8,358        --           --
     1.75% EV ....        1,403       27,123       2,796        --           --
     1.80% EV ....        3,390       23,225       3,132        --           --
     1.85% EV ....        8,426       38,379       5,926        --          678
     1.90% EV ....        2,366       18,967       2,092        --           --
     1.95% EV ....        5,353       28,877       4,491        --           --
     2.00% EV ....        4,058       29,796       5,603        --           --
     2.05% EV ....        2,269       21,825       3,761        --           --
     2.10% EV ....          751        4,107       1,093        --           --
     2.15% EV ....          344       11,763       3,641        --           --
     2.20% EV ....          810        4,352       1,565        --           --
     2.25% EV ....          519          636         596        --           --
     2.30% EV ....          194        1,632       1,645        --           --
     2.35% EV ....           71          152          28        --           --
     2.40% EV ....           --          178       4,132        --           --
     2.45% EV ....           32          620         182        --           --
     2.55% EV ....           --           22         469        --           --
     2.60% EV ....           --           --         711        --           --
     2.65% EV ....           --            1          97        --           --
     2.70% EV ....           78           --          --        --           --
                     ----------   ----------   ---------     -----          ---
        Totals ...   $1,900,881   11,487,317   1,888,722     2,990          911
                     ==========   ==========   =========     =====          ===

                     DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     0.95% .......       $ --             2           1          --       750,857
     1.00% .......         --            --          --          --       278,919
     1.05% .......         --            --          --          --        60,660
     1.10% .......        107            --          --          --       190,539
     1.15% .......        135            --          --          --        99,589
     1.20% .......         --            --          --          --       570,575
     1.25% .......         --            --          --          --        42,671
     1.30% .......         --            --          --          --       112,094
     1.35% .......         --            --          --          --       127,633
     1.40% .......          6            --          --          --       115,885
     1.45% .......         --            --          --          --         9,687
     1.50% .......         48           153          95         368        35,591
     1.55% .......         25            --          --          --        22,160
     1.60% .......         --            22         321          56        19,032
     1.65% .......         --            --          --         445        31,425
     1.70% .......         --            --          --          --         6,234
     1.75% .......         --            40          --         133        26,143
     1.80% .......         --            48          28          69        21,555
     1.85% .......         --            --          --          --         7,877
     1.90% .......         --            --          34           5         3,414
     1.95% .......         --           245         332         403           257
     2.00% .......         --            --          --          18           499
     2.05% .......         --            --         310         997         2,759
     2.10% .......         --            --          13         196           385
     2.15% .......         --            --          --         109            14
     2.20% .......         --            --         628         311         3,241
     2.25% .......         --            --          --          --         2,655
     2.35% .......         --            --          --          83            --
     2.45% .......         --            --          --          45            --
     2.50% .......         --            --          --          75            --
     2.60% .......         --            --          30          62            --
     1.40% EV ....         --            --          --          --       531,047
     1.45% EV ....         --            --          --          --       212,890
     1.50% EV ....         --            --          --          --        38,964
     1.55% EV ....         --            --          --          --       272,666
     1.60% EV ....         --            --          --          --       107,365

     Continued       DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     1.65% EV ....        --            --            --          --        35,928
     1.70% EV ....        --            --            --          --        32,826
     1.75% EV ....        --            --            --          --        29,929
     1.80% EV ....        --            --            --          --         7,675
     1.85% EV ....        --            --            --          --        42,485
     1.90% EV ....        --            --            --          --         4,643
     1.95% EV ....        --            --            --          --         7,331
     2.00% EV ....        --            --            --          --        33,639
     2.05% EV ....        --            --            --          --        16,725
     2.10% EV ....        --            --            --          --         9,647
     2.15% EV ....        --            --            --          --        10,270
     2.20% EV ....        --            --            --          --         3,142
     2.25% EV ....        --            --            --          --         2,548
     2.30% EV ....        --            --            --          --         5,211
     2.35% EV ....        --            --            --          --            22
     2.40% EV ....        --            --            --          --         9,627
     2.45% EV ....        --            --            --          --           245
     2.50% EV ....        --            --            --          --           412
     2.55% EV ....        --            --            --          --         1,264
     2.60% EV ....        --            --            --          --         1,474
     2.65% EV ....        --            --            --          --           277
     2.70% EV ....        --            --            --          --           378
                        ----           ---         -----       -----     ---------
        Totals ...      $321           510         1,792       3,375     3,960,980
                        ====           ===         =====       =====     =========

                     FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     0.95% .......     $    --    2,042,627        --     2,120,481        --
     1.00% .......          --    1,113,814        --     1,264,302        --
     1.05% .......          --      252,938        --       212,653        --
     1.10% .......          --      270,975        --       221,367        --
     1.15% .......          --      131,260        --        94,448        --
     1.20% .......          --      860,417        --     1,035,040        --
     1.25% .......          --       89,652        --        94,486        --
     1.30% .......          --      158,687        --       248,125        --
     1.35% .......          --      182,445        --       152,739        --
     1.40% .......          --      108,653        --        77,394        --
     1.45% .......          --       16,736        --        16,284        --
     1.50% .......       4,260       65,511     2,695        59,669     1,205
     1.55% .......          --       20,992        --        15,033        --
     1.60% .......         645       40,782       844        18,536       311
     1.65% .......       2,013       58,868     1,690        51,209       680
     1.70% .......          --        7,729        --         8,375        --
     1.75% .......         562       19,470       888        16,662       471
     1.80% .......         394       27,614       877        14,504       103
     1.85% .......          --        5,150        --         2,468        --
     1.90% .......         260        1,405       303           556         2
     1.95% .......       2,030          874     1,169           304       451
     2.00% .......          49          136        21           295        28
     2.05% .......       1,141        8,722       830         3,416       697
     2.10% .......       1,448           --     1,439           815       258
     2.15% .......         157            7        32            --        --
     2.20% .......         838        3,282       452         1,196       297
     2.25% .......          --        1,686        --            22        --
     2.30% .......          --           --         1            --        --
     2.35% .......          88           --        21            --         2
     2.45% .......         101           --       218            --       124
     2.50% .......         636           --       840            --        --
     2.60% .......         707           --       374            --       105
     1.40% EV ....          --      929,488        --     1,024,086        --
     1.45% EV ....          --      426,462        --       638,906        --
     1.50% EV ....          --       50,075        --        67,029        --
     1.55% EV ....          --      326,180        --       260,579        --
     1.60% EV ....          --      123,607        --        83,437        --
     1.65% EV ....          --       47,135        --        62,207        --
     1.70% EV ....          --       43,813        --       106,252        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     1.75% EV ....          --       20,661        --        13,450        --
     1.80% EV ....          --       31,780        --        14,648        --
     1.85% EV ....          --       43,991        --        27,232        --
     1.90% EV ....          --        3,420        --        12,383        --
     1.95% EV ....          --       18,429        --        10,986        --
     2.00% EV ....          --       33,517        --        22,290        --
     2.05% EV ....          --       18,699        --         9,990        --
     2.10% EV ....          --        2,844        --         4,953        --
     2.15% EV ....          --        4,208        --         4,912        --
     2.20% EV ....          --        1,852        --         2,342        --
     2.25% EV ....          --        2,420        --         1,152        --
     2.30% EV ....          --        1,331        --           323        --
     2.35% EV ....          --           19        --            41        --
     2.40% EV ....          --        1,277        --            21        --
     2.45% EV ....          --          909        --            --        --
     2.50% EV ....          --           --        --            55        --
     2.55% EV ....          --          529        --            21        --
     2.60% EV ....          --          705        --           669        --
     2.65% EV ....          --            7        --             3        --
                       -------    ---------    ------     ---------     -----
        Totals ...     $15,329    7,623,790    12,694     8,098,346     4,734
                       =======    =========    ======     =========     =====

                     FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ---------   ---------   -----------   ----------   ----------
     0.95% .......    $618,099    329,963          --        24,709      1,891,541
     1.00% .......     282,120    134,528          --         5,640        980,427
     1.05% .......      93,057     36,122          --         1,150        169,741
     1.10% .......      57,147     15,009          --         3,366        139,455
     1.15% .......      21,447      7,843          --         1,812         61,998
     1.20% .......     263,833    201,049          --        15,870        772,138
     1.25% .......      25,420     11,899          --           765         64,516
     1.30% .......      44,232     30,956          --         3,203        139,922
     1.35% .......      32,805     13,166          --         2,436         97,127
     1.40% .......      25,087     15,003          --         6,663         50,164
     1.45% .......       1,932      2,101          --           118         10,118
     1.50% .......      12,664      7,277         403         1,144         66,752
     1.55% .......       4,193      1,630          --           329         19,728
     1.60% .......       5,416      2,505         218           976         14,353
     1.65% .......       8,497      5,362         753         1,999         50,422
     1.70% .......         674      1,530          --           111          6,007
     1.75% .......       2,507        871         291           198         12,489
     1.80% .......       4,510      2,567         334           301         21,804
     1.85% .......       1,001      2,922          --           332          1,850
     1.90% .......          33         64         253           166          1,112
     1.95% .......          --         --       1,449            --            266
     2.00% .......          12         --          18            --             26
     2.05% .......       2,410      1,642         605         1,345          5,361
     2.10% .......          --         --         586            --            131
     2.15% .......          --         --          34            --             15
     2.20% .......       1,576        885         688           291          3,031
     2.25% .......          14        183          --            25            901
     2.35% .......          --         --          27            --             --
     2.45% .......          --         --         212            --             --
     2.50% .......          --         --         107            --             --
     2.60% .......          --         --         129            --             --
     1.40% EV ....     197,906     87,197          --        10,639        616,311
     1.45% EV ....     110,425     54,601          --         2,758        401,331
     1.50% EV ....      20,532      4,010          --           475         39,475
     1.55% EV ....      69,654     18,038          --         3,749        181,035
     1.60% EV ....      24,916      8,656          --           939         67,501
     1.65% EV ....      13,512      4,422          --         1,166         30,704
     1.70% EV ....      13,985      3,089          --           338         24,397
     1.75% EV ....      16,481      2,043          --           180         11,548

     Continued        FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ----------   ---------   -----------   ----------   ----------
     1.80% EV ....        3,117       1,581         --           570          9,118
     1.85% EV ....       10,264       5,025         --           774         27,222
     1.90% EV ....        1,014       1,394         --            36          9,172
     1.95% EV ....        3,926       1,912         --            18         14,252
     2.00% EV ....        4,423       2,330         --           105         21,103
     2.05% EV ....        2,178       1,132         --           320          9,182
     2.10% EV ....        6,797         682         --            83          4,797
     2.15% EV ....        4,497          75         --           203          6,802
     2.20% EV ....          832         134         --            78          2,174
     2.25% EV ....          170          39         --            10          1,262
     2.30% EV ....          154           6         --            16          2,578
     2.35% EV ....           --          --         --            --             96
     2.40% EV ....           --          --         --            40          4,206
     2.45% EV ....           --          --         --            --            451
     2.50% EV ....           --          --         --            --            582
     2.55% EV ....           --          --         --             7            316
     2.60% EV ....           --          --         --            98            465
     2.65% EV ....            2          --         --             3             56
     2.70% EV ....           --          --         --            29            249
     2.85% EV ....           --          --         --            --              5
                     ----------   ---------      -----        ------      ---------
        Totals ...   $2,013,471   1,021,443      6,107        95,583      6,067,785
                     ==========   =========      =====        ======      =========

                     FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......     $   --        425,152           1         2,676           1
     1.00% .......         --        289,769          --           941          --
     1.05% .......         --         54,476          --           344          --
     1.10% .......         --         13,672          --           930          --
     1.15% .......         --          5,676          --           262          --
     1.20% .......         --        119,461          --         2,566          --
     1.25% .......         --         13,582          --            46          --
     1.30% .......         --         24,804          --           462          --
     1.35% .......         --         11,813          --           828          --
     1.40% .......         --          8,740          --           442          --
     1.45% .......         --          2,346          --            --          --
     1.50% .......        987          6,439         617            97         252
     1.55% .......         --          2,664          --           609          --
     1.60% .......        700          1,648         413           675         149
     1.65% .......      1,016          5,666         335           268          29
     1.70% .......         --            879          --            39          --
     1.75% .......        742          1,251         157            90          55
     1.80% .......        275            861         176            43          23
     1.85% .......         --            463          --            11          --
     1.90% .......        472            166         138           182          49
     1.95% .......      1,784            144       1,100             7         396
     2.00% .......        111             --         164            56          --
     2.05% .......        720          1,247       1,158             4         132
     2.10% .......        818             --         520             3         218
     2.15% .......        347             --          46            --          75
     2.20% .......      1,104            314         674            30         366
     2.35% .......        124             --          --            --           2
     2.45% .......        105             --          51            --          --
     2.50% .......        146             --         123            --           1
     2.60% .......        249             --          57            --          26
     1.40% EV ....         --         76,142          --         1,783          --
     1.45% EV ....         --         50,408          --           316          --
     1.50% EV ....         --          5,138          --           113          --
     1.55% EV ....         --         27,145          --           346          --
     1.60% EV ....         --         10,041          --           162          --
     1.65% EV ....         --          4,907          --           427          --
     1.70% EV ....         --          5,927          --           158          --
     1.75% EV ....         --          3,273          --           211          --
     1.80% EV ....         --          1,591          --             7          --
     1.85% EV ....         --          4,027          --            24          --
     1.90% EV ....         --          2,278          --            --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     1.95% EV ....         --          1,282          --            --           --
     2.00% EV ....         --          1,449          --           130           --
     2.05% EV ....         --            749          --           275           --
     2.10% EV ....         --            154          --            97           --
     2.15% EV ....         --          1,981          --           112           --
     2.20% EV ....         --            494          --            40           --
     2.25% EV ....         --             11          --            --           --
     2.30% EV ....         --             15          --           107           --
     2.35% EV ....         --             17          --            --           --
     2.40% EV ....         --              5          --            --           --
     2.45% EV ....         --             --          --           110           --
     2.65% EV ....         --             --          --             2           --
                       ------      ---------       -----        ------        -----
        Totals ...     $9,700      1,188,267       5,730        16,031        1,774
                       ======      =========       =====        ======        =====

                     FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     0.95% .......     $234       873     110,784      515,223        23,471
     1.00% .......       --        --      72,840      225,558         8,545
     1.05% .......       --        --      16,234       40,184         1,447
     1.10% .......       31     2,697       6,999       86,729         3,085
     1.15% .......       95       178      11,245       42,065         1,711
     1.20% .......       65     1,314      53,554      246,719         8,433
     1.25% .......       --        41       4,771       25,158           450
     1.30% .......       --        --      13,214       56,875         1,686
     1.35% .......       --       112       9,275       44,898         3,980
     1.40% .......      219       525       5,113       46,970           805
     1.45% .......       --        --       1,675        4,226           214
     1.50% .......      173       172       3,564       18,918           222
     1.55% .......      117     1,758       2,105       10,788           234
     1.60% .......      111       250       1,453       12,227            64
     1.65% .......      103       103       4,823       19,725         2,007
     1.70% .......      300       315         788        1,908            23
     1.75% .......       --        --       1,496       14,922           554
     1.80% .......       --        12       1,848        9,160           573
     1.85% .......       --        --         112        4,605            --
     1.90% .......       --        --          40          452            89
     1.95% .......       --        --           5          342            --
     2.00% .......       39       122          --          125            --
     2.05% .......       --        --         571        4,079           307
     2.10% .......       --        --         306          649            --
     2.15% .......       --        --          --            7            --
     2.20% .......       --        --           6        2,206            --
     2.25% .......       --        --          --          957            --
     1.40% EV ....       --        --      48,118      277,796        17,400
     1.45% EV ....       --        --      42,049      205,378         5,174
     1.50% EV ....       --        --       7,519       17,648           510
     1.55% EV ....       --        --      15,976      121,731         5,386
     1.60% EV ....       --        --      10,616       33,943           865
     1.65% EV ....       --        --       4,632       17,797           375
     1.70% EV ....       --        --         899       22,547         1,056
     1.75% EV ....       --        --         484        4,463            20
     1.80% EV ....       --        --         262        9,722         3,833
     1.85% EV ....       --        --       1,476       21,921           785
     1.90% EV ....       --        --         237        5,076            57
     1.95% EV ....       --        --         991        3,663            --
     2.00% EV ....       --        --       3,543       15,409           289
     2.05% EV ....       --        --         350        9,175           290
     2.10% EV ....       --        --         362        1,566           288
     2.15% EV ....       --        --           3        5,226           157
     2.20% EV ....       --        --         196        1,355            10
     2.25% EV ....       --        --          14        1,398            --
     2.30% EV ....       --        --          24        3,188             6
     2.35% EV ....       --        --          --           20            --

     Continued       FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     2.40% EV ....       --        --          --        8,637            --
     2.45% EV ....       --        --           1          286            --
     2.55% EV ....       --        --          --        1,100            --
     2.60% EV ....       --        --         143           --            --
     2.65% EV ....       --        --          --          243            --
     2.70% EV ....       --        --          45           89            --
                     ------     -----     -------    ---------        ------
        Totals ...   $1,487     8,472     460,761    2,225,052        94,401
                     ======     =====     =======    =========        ======

                     GVITEmMrkts3   GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth3
                     ------------   ----------   ----------   ----------   -----------
     0.95% .......     $ 7,691         351,926       116         4,358        8,749
     1.00% .......       3,000         157,960        --           835        3,276
     1.05% .......         461          41,629        --           210          524
     1.10% .......       1,469          49,801        --           932        1,138
     1.15% .......         601          21,755        --           500          784
     1.20% .......       3,063         202,525        --         1,160        2,669
     1.25% .......         283          12,247        17           118          387
     1.30% .......       1,332          34,311        --           228          591
     1.35% .......       2,067          38,905        --            31          281
     1.40% .......         642          20,574        --           326          614
     1.45% .......          36           4,610        --             9          134
     1.50% .......         296           9,763        --            13          177
     1.55% .......         146           6,954        --           523          472
     1.60% .......         556           5,250        --           969          782
     1.65% .......         534           6,599        --           119          735
     1.70% .......           7             773        --           110           27
     1.75% .......         204           7,072        --            97        2,581
     1.80% .......         404           6,078        --            59          138
     1.85% .......          59           1,687        --             1           97
     1.90% .......         512              59        --            --           --
     1.95% .......          --             111        --            --          273
     2.00% .......           4              26        --             2           57
     2.05% .......         244             796        --            --          160
     2.10% .......          --              76        --            --           15
     2.15% .......          --              --        --            --           76
     2.20% .......          --             961        --            --           12
     2.25% .......          13              --        --            --           --
     2.35% .......          --              --        --            --           54
     2.45% .......          --              --        --            --            9
     2.60% .......          --              --        --            --           26
     1.40% EV ....       3,895         147,893        --           642        4,206
     1.45% EV ....       5,341          60,224        --           671        5,666
     1.50% EV ....          66          10,440        --            12           19
     1.55% EV ....       2,364          53,837        --           214        3,070
     1.60% EV ....         879          21,199        --            33          445
     1.65% EV ....         586          11,179        --            61          213
     1.70% EV ....         211          11,068        --            --           96
     1.75% EV ....          23           7,341        --            94           --
     1.80% EV ....          86           1,031        --             6          161
     1.85% EV ....         105           9,035        --            81          139
     1.90% EV ....          25           2,716        --            --           16
     1.95% EV ....          29           1,033        --            62           64
     2.00% EV ....         257           6,494        --           244          619
     2.05% EV ....          98           3,703        --           261          289
     2.10% EV ....          48           1,270        --            19           38
     2.15% EV ....           3           2,341        --            16           68
     2.20% EV ....          22             726        --            35           26
     2.25% EV ....         154             100        --            16           41
     2.30% EV ....           1             132        --            48           --
     2.40% EV ....          --              49        --            --            5
     2.45% EV ....          25              --        --            68           --
     2.50% EV ....          --             220        --            --           --
     2.55% EV ....          --             110        --            --           --
     2.65% EV ....          --              --        --            --            1
                       -------       ---------       ---        ------       ------
        Totals ...     $37,842       1,334,589       133        13,183       40,020
                       =======       =========       ===        ======       ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                     GVITGlTech   GVITGlTech3   GVITGlUtl1   GVITGlUtl3   GVITGvtBd
                     ----------   -----------   ----------   ----------   ---------
     0.95% .......     $14,374        3,379         73            482     2,539,074
     1.00% .......       7,231        1,088         --            174     1,293,960
     1.05% .......         403          406         --             21       281,635
     1.10% .......       3,257          638         --             72       353,607
     1.15% .......       1,087          428         --             26       183,808
     1.20% .......       8,366        2,323         --            635     1,072,575
     1.25% .......         631          152          8             24        88,415
     1.30% .......         482          453         --              4       228,917
     1.35% .......         491           69         --             57       208,063
     1.40% .......         552          263         --            111       164,113
     1.45% .......         279            1         --             --        14,888
     1.50% .......         573           27         --              6        55,621
     1.55% .......         718          117         --             29        48,416
     1.60% .......         338            7         --            198        44,619
     1.65% .......          69          208         --             45        54,950
     1.70% .......         108           23         --              2         9,707
     1.75% .......         102          351         --             --        35,627
     1.80% .......         329           64         --             --        28,099
     1.85% .......         167           19         --            132         4,686
     1.90% .......         218           --         --             --         1,508
     1.95% .......          --           --         --            134           261
     2.00% .......          --           --         --             --         1,483
     2.05% .......          30            3         --             21         6,434
     2.10% .......          --           --         --             --         1,020
     2.15% .......          --           --         --             --             8
     2.20% .......         167           11         --             --         4,587
     2.25% .......          --           --         --             --         4,246
     1.40% EV ....      11,172        1,427         --          1,384     1,157,440
     1.45% EV ....       4,645        1,010         --            118       492,665
     1.50% EV ....         901            2         --             --        68,257
     1.55% EV ....       6,346          550         --             49       562,787
     1.60% EV ....       1,452          565         --            123       145,310
     1.65% EV ....       1,025           36         --              3        72,926
     1.70% EV ....         853          123         --             --        62,345
     1.75% EV ....         277           44         --             39        31,530
     1.80% EV ....          90           11         --             --        61,820
     1.85% EV ....         588           31         --             27        61,090
     1.90% EV ....          14           --         --             --         7,493
     1.95% EV ....          15            6         --              8        19,157
     2.00% EV ....         374           59         --              2        54,395
     2.05% EV ....         187           57         --            335        19,935
     2.10% EV ....         195           41         --             84        12,968
     2.15% EV ....          90           75         --              5        12,971
     2.20% EV ....           3           --         --             --           522
     2.25% EV ....          --            1         --             49         3,796
     2.30% EV ....          --           --         --             --         9,751
     2.35% EV ....          --           18         --             --             5
     2.40% EV ....          --           --         --              6        12,655
     2.45% EV ....          --           --         --             --           827
     2.50% EV ....          --           --         --             --             1
     2.55% EV ....          --           --         --             --         2,315
     2.60% EV ....          --           --         --             --            71
     2.65% EV ....          --           --         --             --           288
                       -------       ------        ----         -----     ---------
        Totals ...     $68,199       14,086         81          4,405     9,603,647
                       =======       ======        ====         =====     =========

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     0.95% .......    $     1       492,177       9,030      41,429      90,677
     1.00% .......         --       272,641       2,551      24,707      21,230
     1.05% .......         --        56,061         253       2,603       4,290
     1.10% .......         --        24,979       2,707      14,009      36,664
     1.15% .......         --         8,809       1,252      12,171      20,489

     Continued       GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     1.20% .......         --        77,979       4,083      27,847      58,696
     1.25% .......         --         9,299       7,479       8,632       9,169
     1.30% .......         --        28,967         257       8,077       9,045
     1.35% .......         --         8,155       1,571      11,190      22,691
     1.40% .......         --         6,215       1,882       6,148      22,808
     1.45% .......         --         2,583           4          --         633
     1.50% .......      7,803         3,720       1,296       2,323       5,883
     1.55% .......         --         1,106         166       1,107       5,662
     1.60% .......      1,003         1,328       2,184      14,827      16,017
     1.65% .......      6,543         3,826       2,544       1,911       7,436
     1.70% .......         --           198           3         671         791
     1.75% .......        697         1,602         781       6,754      14,732
     1.80% .......        792           255       3,342       3,160       3,989
     1.85% .......         --           119           8          51       2,952
     1.90% .......      1,805            87          --          12       5,196
     1.95% .......      3,940           178         235         447       3,122
     2.00% .......        454            --          --         201          95
     2.05% .......      2,708           244         393          34         851
     2.10% .......      5,237            --         457         609       2,496
     2.15% .......        222            --          --          --       1,836
     2.20% .......      1,870            --         590       1,843       2,450
     2.25% .......         --            --          --          --         529
     2.35% .......         63            --          --          47         227
     2.45% .......        417            --          --          --         702
     2.50% .......      1,818            --           2           7         753
     2.60% .......        394            --         319          55          68
     1.40% EV ....         --        64,880       8,367      44,607      53,428
     1.45% EV ....         --        36,469       1,640      18,153      19,867
     1.50% EV ....         --         1,841          13       4,924       2,557
     1.55% EV ....         --         9,618       5,126      19,217      37,460
     1.60% EV ....         --         2,696       1,548      10,489      11,641
     1.65% EV ....         --         2,026       1,163       9,455       4,909
     1.70% EV ....         --         4,038       1,356       2,080       6,618
     1.75% EV ....         --           616           7         881       4,838
     1.80% EV ....         --           820         177         266       1,711
     1.85% EV ....         --         3,086         959       5,217      13,137
     1.90% EV ....         --           180          --          --         142
     1.95% EV ....         --           303          23       1,797       2,596
     2.00% EV ....         --         2,462         853         453       8,318
     2.05% EV ....         --           572         254       1,774       4,134
     2.10% EV ....         --            79         214         123         358
     2.15% EV ....         --           414          --         596       1,377
     2.20% EV ....         --           158          --          --       1,079
     2.25% EV ....         --           356         480         165          66
     2.30% EV ....         --            41          --           2          97
     2.35% EV ....         --            10          --          --          --
     2.40% EV ....         --            --         369           1         161
     2.45% EV ....         --           158          --          --          49
     2.60% EV ....         --            --          --         453          --
     2.65% EV ....         --            --          13          16          15
                      -------     ---------      ------     -------     -------
        Totals ...    $35,767     1,131,351      65,951     311,541     546,737
                      =======     =========      ======     =======     =======

                     GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     0.95% .......     $ 31,398        47,305        5,079           799        426,659
     1.00% .......        5,584        22,321          749           386        209,550
     1.05% .......        1,579         1,846          387           168         47,069
     1.10% .......       10,857        20,132          417           733         50,213
     1.15% .......       14,653        12,338          525           208         20,207
     1.20% .......       12,765        27,298        4,964         1,671        166,158
     1.25% .......       10,945         3,807          324            83         18,553
     1.30% .......        3,513         3,511          531             1         34,348
     1.35% .......        9,435        12,167          547           302         27,255
     1.40% .......       15,956        10,376          534           440         32,521

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     1.45% .......        1,099           147           50            --          1,684
     1.50% .......        5,914         4,808          106            66          7,176
     1.55% .......        6,254         1,227           95            --          8,196
     1.60% .......        6,671         9,121           --           106          2,987
     1.65% .......        4,270         1,430           63            78          7,069
     1.70% .......          801           868            7             3            566
     1.75% .......        8,500        14,131           20             9          6,654
     1.80% .......        4,984         6,742          115           135          3,608
     1.85% .......        1,172         2,782          319            93          2,284
     1.90% .......          182           360           42            --             84
     1.95% .......        2,036         2,044           --            --            267
     2.00% .......          136           446           --            --             28
     2.05% .......        4,047         1,055           --            44            414
     2.10% .......          579           900           --            --            307
     2.15% .......        2,145           169           --            --             --
     2.20% .......        3,303           193            1            --            177
     2.25% .......          268            --           --            --             --
     2.35% .......           78            30           --            --             --
     2.45% .......          260            18           --            --             --
     2.50% .......          147           250           --            --             --
     2.60% .......          687           247           --            --             --
     1.40% EV ....       24,996        37,152        4,138         1,256        168,123
     1.45% EV ....        5,612        18,880          304            18         98,728
     1.50% EV ....          912         7,416           41            23          9,491
     1.55% EV ....       17,772        25,010        1,287           508         89,610
     1.60% EV ....        3,384         8,496        1,252           255         17,232
     1.65% EV ....        1,198         4,335           84            38         12,862
     1.70% EV ....        1,327         3,705        1,034            39          9,713
     1.75% EV ....          426         1,830           --            69          4,949
     1.80% EV ....        1,407         1,497           21             6          2,521
     1.85% EV ....        6,523         3,374          288            16          9,860
     1.90% EV ....          348           270          135            --          1,841
     1.95% EV ....        1,818           508           --            --          4,274
     2.00% EV ....        2,196           988           --            --          5,733
     2.05% EV ....          100         1,845            5             2          3,140
     2.10% EV ....          403            32            7            --            535
     2.15% EV ....          398         1,935           --            --          2,981
     2.20% EV ....          773            69           --            --          1,370
     2.25% EV ....          344           445           --            --            261
     2.30% EV ....          133            10           --            --          1,504
     2.35% EV ....           --            --           --            --             19
     2.40% EV ....          760             1           --            --          3,201
     2.55% EV ....          124            --           --            --            151
     2.65% EV ....           52            16           --            --             63
     2.85% EV ....            5            --           --            --             --
                       --------       -------       ------         -----      ---------
        Totals ...     $241,229       325,883       23,471         7,555      1,522,196
                       ========       =======       ======         =====      =========

                     GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     0.95% .......      $451,466      3,091,257       1        13,166       68,850
     1.00% .......       203,670      1,287,279      --         7,079       31,966
     1.05% .......        53,451        272,496      --           754        9,539
     1.10% .......        37,342        350,386      --         1,385          422
     1.15% .......        26,916        154,857      --           391          152
     1.20% .......       196,660      3,462,985      --         6,956       15,201
     1.25% .......        13,431        121,799      --           907        1,835
     1.30% .......        46,431        422,152      --         1,317        4,013
     1.35% .......        29,570        380,874      --           437          812
     1.40% .......        18,913        206,280      --           450          607
     1.45% .......         4,062         16,619      --            13          318
     1.50% .......        11,841        137,662      --         1,142        1,514
     1.55% .......         2,928         34,397      --            87           78

     Continued       GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     1.60% .......         4,759         35,044      --           281           19
     1.65% .......        10,156         67,616      --           194          245
     1.70% .......         1,704         20,210      --             9           --
     1.75% .......         5,795         62,339      --            30           --
     1.80% .......         4,590         29,325      --           113          111
     1.85% .......         1,045         36,191      --            11           --
     1.90% .......           266          1,768      --           187           --
     1.95% .......           634          2,364      --            --           --
     2.00% .......            21            594      --            --           --
     2.05% .......         3,913         12,424      --           387           --
     2.10% .......           105          6,195      --             2           --
     2.15% .......            --          1,214      --            --           --
     2.20% .......         2,244          9,987      --            18           --
     2.25% .......            29          3,764      --            --           --
     2.35% .......           107             44      --            --           --
     2.45% .......           228            127      --            --           --
     2.50% .......           164             --      --            --           --
     2.60% .......           199            315      --            --           --
     1.40% EV ....       223,415      1,967,502      --         7,038        4,344
     1.45% EV ....        88,989        857,932      --         9,299        6,330
     1.50% EV ....        15,539        135,510      --           536        2,106
     1.55% EV ....        55,530        740,633      --         3,361          342
     1.60% EV ....        24,037        217,443      --           834           --
     1.65% EV ....        12,370         85,392      --         1,384        1,195
     1.70% EV ....        15,894         87,203      --           302           --
     1.75% EV ....         6,508         48,486      --           159          101
     1.80% EV ....         4,817         38,793      --         3,816           --
     1.85% EV ....         8,526         92,091      --             7          497
     1.90% EV ....           955         28,523      --            --           38
     1.95% EV ....         1,737         31,103      --           161           16
     2.00% EV ....         3,577         70,601      --           313           --
     2.05% EV ....         3,921         18,825      --           164           --
     2.10% EV ....           126         12,018      --            --           25
     2.15% EV ....         4,195         11,793      --            80           --
     2.20% EV ....           297          7,614      --            13           --
     2.25% EV ....             3          1,744      --            41           --
     2.30% EV ....           777          4,177      --            45           --
     2.35% EV ....            --            146      --            --           --
     2.40% EV ....            --             15      --            --           --
     2.45% EV ....            --            152      --            58           --
     2.50% EV ....            --              1      --            --           --
     2.60% EV ....           118             --      --            --           --
     2.65% EV ....            --              2      --            --           --
                      ----------     ----------     ---        ------      -------
        Totals ...    $1,603,971     14,686,263       1        62,927      150,676
                      ==========     ==========     ===        ======      =======

                     GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     0.95% .......     $199,358        --          1,193,339           1          863,029
     1.00% .......       89,155        --            434,927          --          387,456
     1.05% .......       12,508        --             87,182          --           66,560
     1.10% .......       41,600        --            139,295          --           84,764
     1.15% .......       17,641        --             61,719          --           40,780
     1.20% .......      123,814        --            446,438          --          394,152
     1.25% .......       10,653        --             33,443          --           27,580
     1.30% .......       29,708        --             95,452          --           73,679
     1.35% .......       25,244        --             90,090          --           46,934
     1.40% .......       21,366        --             53,363          --           46,193
     1.45% .......        2,804        --              9,872          --            6,792
     1.50% .......        8,961       225             28,400         144           28,368
     1.55% .......        7,041        --             15,400          --           11,111
     1.60% .......        6,109         5             19,617          21           10,916
     1.65% .......       11,509       283             25,159         480           24,500
     1.70% .......        1,256        --             12,757          --            1,847
     1.75% .......        4,209        52             16,005          45            8,590
     1.80% .......        4,641        72              9,956          70           10,523

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     1.85% .......           477          --            2,265           --            3,662
     1.90% .......           608          19            2,410          136            1,176
     1.95% .......           135         276              254          431              162
     2.00% .......            15          --              105           15               80
     2.05% .......         3,347         274            4,214          429            5,153
     2.10% .......            --         210               --          263               --
     2.15% .......            --          36                6           62               14
     2.20% .......           999          29            4,293          261            1,121
     2.25% .......            26          --              532           --              483
     2.35% .......            --          18               --           55               --
     2.60% .......            --          17               --           24               --
     1.40% EV ....       155,483          --          469,153           --          324,131
     1.45% EV ....       125,694          --          260,990           --          182,742
     1.50% EV ....        10,990          --           24,586           --           15,721
     1.55% EV ....        55,657          --          196,557           --           93,898
     1.60% EV ....        18,879          --           51,154           --           30,055
     1.65% EV ....         7,559          --           35,386           --           23,184
     1.70% EV ....        12,448          --           34,348           --           18,718
     1.75% EV ....         1,338          --           10,773           --            6,170
     1.80% EV ....         4,072          --           15,338           --            6,916
     1.85% EV ....         8,567          --           31,648           --           30,400
     1.90% EV ....         2,054          --            7,964           --            3,557
     1.95% EV ....         2,339          --            6,887           --            7,959
     2.00% EV ....         7,959          --           25,442           --            8,712
     2.05% EV ....         3,018          --           13,472           --            7,494
     2.10% EV ....         1,822          --            3,327           --            1,925
     2.15% EV ....           941          --            7,972           --            1,316
     2.20% EV ....           595          --            1,644           --              778
     2.25% EV ....           191          --              971           --              514
     2.30% EV ....            32          --            3,223           --              723
     2.35% EV ....            46          --               44           --               --
     2.40% EV ....            15          --            6,299           --              664
     2.45% EV ....            --          --              154           --               --
     2.50% EV ....            --          --               --           --               80
     2.55% EV ....            --          --              932           --               55
     2.65% EV ....             1          --              181           --               33
     2.70% EV ....            --          --               --           --               87
     2.85% EV ....            --          --                4           --               --
                      ----------       -----        ---------        -----        ---------
        Totals ...    $1,042,884       1,516        3,994,942        2,437        2,911,457
                      ==========       =====        =========        =====        =========

                     GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     0.95% .......       $ --        267,777     1,955,977         1         9,243
     1.00% .......         --        138,083     1,120,129        --         5,042
     1.05% .......         --         16,888       183,839        --            31
     1.10% .......         --         31,573       150,714        --         1,622
     1.15% .......         --         13,462        57,903        --         1,097
     1.20% .......         --        125,506       269,231        --         3,859
     1.25% .......         --         12,966        40,369        --           334
     1.30% .......         --         36,974        52,325        --         1,594
     1.35% .......         --         12,476        47,956        --           908
     1.40% .......         --         12,244        37,288        --           190
     1.45% .......         --          2,474        14,168        --           226
     1.50% .......        424         10,507        29,166       854            26
     1.55% .......         --          2,728         6,113        --            --
     1.60% .......        651          2,004         9,256       246            24
     1.65% .......         99          3,523        14,503       627            46
     1.70% .......         --            296         3,249        --            19
     1.75% .......        325          3,102         2,978        70            --
     1.80% .......        429          3,344         3,338        90            --
     1.85% .......         --            220           853        --           103
     1.90% .......        219            239           545        10            --

     Continued       GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     1.95% .......         454            131          126        178            --
     2.00% .......          65             82           10         --            --
     2.05% .......         361            755        1,268         72            --
     2.10% .......         414             --          267        595            --
     2.20% .......         489              1          548         80            --
     2.25% .......          --             13          426         --            --
     2.45% .......          88             --           --         --            --
     2.50% .......          61             --           --         --            --
     2.60% .......         125             --           --          8            --
     1.40% EV ....          --        125,182      441,830         --         5,978
     1.45% EV ....          --        134,977      271,059         --        21,978
     1.50% EV ....          --          9,210       28,219         --         1,031
     1.55% EV ....          --         53,210      130,556         --         2,990
     1.60% EV ....          --         14,358       24,365         --           609
     1.65% EV ....          --          8,251       26,006         --         1,007
     1.70% EV ....          --          6,992       24,770         --         1,144
     1.75% EV ....          --            655        7,130         --           104
     1.80% EV ....          --          2,536        6,020         --             5
     1.85% EV ....          --          7,599       21,595         --           310
     1.90% EV ....          --          3,586        3,843         --            --
     1.95% EV ....          --          3,005        4,215         --            --
     2.00% EV ....          --          5,761        6,190         --            37
     2.05% EV ....          --          2,601        3,295         --           270
     2.10% EV ....          --            946        1,866         --            --
     2.15% EV ....          --          1,790        2,619         --            --
     2.20% EV ....          --            757          951         --            --
     2.25% EV ....          --            439          266         --            --
     2.30% EV ....          --            158          705         --            --
     2.35% EV ....          --             25           18         --            15
     2.40% EV ....          --             88          368         --            --
     2.45% EV ....          --             19          616         --            --
     2.50% EV ....          --             --           39         --            --
                        ------      ---------    ---------      -----        ------
        Totals ...      $4,204      1,079,513    5,009,086      2,831        59,842
                        ======      =========    =========      =====        ======

                     GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp   JanGlTechS2
                     ------------   ----------   ---------   --------   -----------
     0.95% .......      $1,168         3,373      119,249     598,825      9,476
     1.00% .......         157           910       53,833     296,532      3,922
     1.05% .......         278           183       12,614      42,917        620
     1.10% .......          83           879        4,752      83,857      2,151
     1.15% .......           5           611        2,670      40,660      1,032
     1.20% .......         407         1,819       47,322     449,661      5,240
     1.25% .......           3            56        3,466      39,995      1,539
     1.30% .......          17           319       18,550     141,346      1,934
     1.35% .......         358           290        4,805      57,539      1,801
     1.40% .......          --           302        2,133      44,060      2,515
     1.45% .......          --           236          234       7,647        290
     1.50% .......          --           102        1,233      42,665        686
     1.55% .......          --            54          578      11,009        183
     1.60% .......          32            82          592      11,097        199
     1.65% .......         129           361        1,685      29,337      1,631
     1.70% .......          --           333          118       5,224         17
     1.75% .......          --           516          378       6,999        153
     1.80% .......          --            68        2,091      11,677        345
     1.85% .......          --             1          362       1,336         54
     1.90% .......          --            --           --         190         48
     1.95% .......          --            --           --          71         --
     2.00% .......          --            69           --          25         --
     2.05% .......          --            67          246       3,498        534
     2.10% .......          --             3           46          --         --
     2.15% .......          --            --            2          --         --
     2.20% .......          --            --          711       1,791         52
     2.25% .......          --            --           --         133         13
     2.50% .......          --             1           --          --         --
     2.60% .......          --             3           --          --         --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp    JanGlTechS2
                     ------------   ----------   ---------   ---------   -----------
     1.40% EV ....         715         1,167       29,652      660,402      12,031
     1.45% EV ....         567        13,851       12,317      454,649       5,947
     1.50% EV ....          --            11        1,221       51,459         399
     1.55% EV ....         154         1,558        7,177      162,816       4,138
     1.60% EV ....          --            85        3,683       54,458       1,200
     1.65% EV ....          22            64        1,541       48,497       1,003
     1.70% EV ....          66           646          516       33,204       1,729
     1.75% EV ....          --            12          339        7,155          40
     1.80% EV ....          --            20          116        9,464         774
     1.85% EV ....          32            16        2,673       34,081       3,540
     1.90% EV ....          --             5          249       11,935          60
     1.95% EV ....          --            54          245       16,949           6
     2.00% EV ....           9           257        1,528       13,090         324
     2.05% EV ....          --           482          597        7,627         314
     2.10% EV ....          --            --          281        3,542          34
     2.15% EV ....          --            29        1,179        4,530           4
     2.20% EV ....          --            41           36          688          --
     2.25% EV ....          --           159          114        1,103          31
     2.30% EV ....          --             1        1,342          160          66
     2.35% EV ....          --            --           17           51          --
     2.40% EV ....          --            --        3,538           94          --
     2.45% EV ....          --            --           --          105          --
     2.50% EV ....          --            --           98          369          --
     2.55% EV ....          --            --          417           --          --
     2.60% EV ....          --            --           --          215          --
     2.65% EV ....          --            --           23           --          --
     2.70% EV ....          --            --           --          137          --
                        ------        ------      -------    ---------      ------
        Totals ...      $4,202        29,096      346,569    3,504,871      66,075
                        ======        ======      =======    =========      ======

                     JanGlTech   JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ---------   -----------   ---------   ------------   -----------
     0.95% .......    $208,336      27,342      424,551          --            --
     1.00% .......     112,806       9,311      194,829          --            --
     1.05% .......      15,348       3,149       27,421          --            --
     1.10% .......      23,380       9,707       63,339          --            --
     1.15% .......      12,155       3,772       29,060          --            --
     1.20% .......     148,524      24,177      370,312          --            --
     1.25% .......      15,369       3,301       25,215          --            --
     1.30% .......      30,082       5,525       67,580          --            --
     1.35% .......      13,314       5,457       29,818          --            --
     1.40% .......      11,283       3,911       21,647          --            --
     1.45% .......       2,913       1,016        4,839          --            --
     1.50% .......      12,455       2,768       28,594         533            94
     1.55% .......       1,663         783        5,387          --            --
     1.60% .......       1,696       1,517        4,375         256            16
     1.65% .......       7,165       2,520       13,948         391           262
     1.70% .......         639         140        2,503          --            --
     1.75% .......         655       1,637        2,592         261            15
     1.80% .......       1,781         501        8,631         347            59
     1.85% .......         235         191        1,280          --            --
     1.90% .......         186          91           19          81            48
     1.95% .......         111          12           --         702           302
     2.00% .......          14          --            9          67            --
     2.05% .......       1,067         625          189         394            89
     2.10% .......          --          --           --         582            13
     2.15% .......          --          --           --          21            --
     2.20% .......         711          31        1,728         249           262
     2.25% .......          --          --          612          --            --
     2.45% .......          --          --           --          64            --
     2.50% .......          --          --           --         173           372
     2.60% .......          --          --           --         156            --
     1.40% EV ....     230,708      25,109      418,632          --            --

     Continued       JanGlTech    JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ----------   -----------   ---------   ------------   -----------
     1.45% EV ....      158,639      13,432       288,803         --             --
     1.50% EV ....       21,555         874        37,936         --             --
     1.55% EV ....       50,068       7,087        81,668         --             --
     1.60% EV ....       19,959       3,948        34,581         --             --
     1.65% EV ....       16,278       2,624        25,765         --             --
     1.70% EV ....        9,834       4,407        21,459         --             --
     1.75% EV ....        1,118         457         4,390         --             --
     1.80% EV ....        2,391         956         7,026         --             --
     1.85% EV ....        9,438       1,919        19,723         --             --
     1.90% EV ....        3,000       1,259         5,994         --             --
     1.95% EV ....        2,600         402         4,977         --             --
     2.00% EV ....        4,048       1,150        10,108         --             --
     2.05% EV ....        2,770         490         5,223         --             --
     2.10% EV ....        1,482         180         2,628         --             --
     2.15% EV ....          681          --           799         --             --
     2.20% EV ....          371           5           724         --             --
     2.25% EV ....           73          39           437         --             --
     2.30% EV ....           74           4           176         --             --
     2.35% EV ....           25          --            24         --             --
     2.40% EV ....            2          --             4         --             --
     2.45% EV ....            4          --             6         --             --
     2.50% EV ....           --          14            62         --             --
                     ----------     -------     ---------      -----          -----
        Totals ...   $1,157,006     171,840     2,299,623      4,277          1,532
                     ==========     =======     =========      =====          =====

                     MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     0.95% .......    $ --         --           1         357,560     549,754
     1.00% .......      --         --          --         182,181     297,678
     1.05% .......      --         --          --          40,389      52,878
     1.10% .......      --         --          --          33,428      65,582
     1.15% .......      --         --          --          20,335      30,175
     1.20% .......      --         --          --         154,057     270,105
     1.25% .......      --         --          --          14,115      26,247
     1.30% .......      --         --          --          36,406      61,289
     1.35% .......      --         --          --          32,190      34,614
     1.40% .......      --         --          --          23,528      33,689
     1.45% .......      --         --          --           4,701       3,975
     1.50% .......     225        127          13          12,056      18,792
     1.55% .......      --         --          --           6,209       4,286
     1.60% .......     134         98          --           7,041       8,585
     1.65% .......     416         25           9           8,048      16,581
     1.70% .......      --         --          --             318       4,296
     1.75% .......     243         29          17           4,485       7,368
     1.80% .......      11         --          --           3,980       5,202
     1.85% .......      --         --          --             920         805
     1.90% .......      92         --          --             383         929
     1.95% .......     420        118          --              --         100
     2.00% .......     197         85          --              14          26
     2.05% .......     391        388          73             395       1,974
     2.10% .......     457        117          79              --         205
     2.15% .......      32         --         125              14          --
     2.20% .......      94        260           6             347       1,419
     2.25% .......      --         --          --             830          48
     2.35% .......      --         --          69              --          --
     2.45% .......      62         23          --              --          --
     2.50% .......       6         70          --              --          --
     2.60% .......      36          5          12              --          --
     1.40% EV ....      --         --          --         130,007     310,529
     1.45% EV ....      --         --          --          74,557     283,993
     1.50% EV ....      --         --          --           7,820      18,500
     1.55% EV ....      --         --          --          57,516     102,876
     1.60% EV ....      --         --          --          18,756      33,284
     1.65% EV ....      --         --          --           9,474      21,547
     1.70% EV ....      --         --          --          12,181      17,950

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     1.75% EV ....       --         --         --            2,639       5,479
     1.80% EV ....       --         --         --            3,074       4,381
     1.85% EV ....       --         --         --           14,495      17,559
     1.90% EV ....       --         --         --            2,738       4,664
     1.95% EV ....       --         --         --            5,368       4,948
     2.00% EV ....       --         --         --           10,908       8,085
     2.05% EV ....       --         --         --            7,486       5,667
     2.10% EV ....       --         --         --            1,205       2,032
     2.15% EV ....       --         --         --            1,518       2,608
     2.20% EV ....       --         --         --              482       1,665
     2.25% EV ....       --         --         --               84         299
     2.30% EV ....       --         --         --              550         429
     2.35% EV ....       --         --         --               --          28
     2.40% EV ....       --         --         --               --           9
     2.65% EV ....       --         --         --               --           1
                     ------      -----        ---        ---------   ---------
        Totals ...   $2,816      1,345        404        1,304,788   2,343,135
                     ======      =====        ===        =========   =========

                     NBAMTPart   OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ---------   ---------   ---------   ---------   --------
     0.95% .......    $417,411     680,643   1,280,608        --      403,892
     1.00% .......     264,323     355,568     631,035        --      126,898
     1.05% .......      48,117      58,189     101,629        --       18,341
     1.10% .......      20,627      92,336     227,698        --      106,310
     1.15% .......       7,198      31,654     105,545        --       56,719
     1.20% .......     111,145     250,558     554,337        --      446,312
     1.25% .......       7,981      36,525      67,176        --       29,565
     1.30% .......      18,848      62,958     123,754        --       64,610
     1.35% .......      21,244      33,983     129,009        --       79,268
     1.40% .......      11,734      26,937      88,973        --       58,026
     1.45% .......         985       7,130      17,392        --        8,375
     1.50% .......       3,468      23,264      55,634     2,391       22,663
     1.55% .......       1,522       9,073      22,581        --       12,678
     1.60% .......       2,814       7,787      30,774       622       18,426
     1.65% .......       4,736      17,217      45,738     1,111       30,912
     1.70% .......         101       2,728       4,693        --        1,327
     1.75% .......         890       2,738      16,894       649       12,525
     1.80% .......       1,434       5,635      21,980     1,176       20,376
     1.85% .......         349         775       7,548        --        4,033
     1.90% .......          --       1,074       2,619       234        1,038
     1.95% .......          --          49         538       961          485
     2.00% .......           2          --         296         9          335
     2.05% .......         452       1,083       4,794       881        2,818
     2.10% .......          --           5          97     1,548          215
     2.15% .......          --          --          16       205           14
     2.20% .......         351       1,214       2,797       250        1,308
     2.25% .......           6          18       1,122        --          570
     2.35% .......          --          --          --         3           --
     2.45% .......          --          --          --        38           --
     2.50% .......          --          --          --       773           --
     2.60% .......          --          --          --       231           --
     1.40% EV ....      68,674     306,749     552,911        --      286,087
     1.45% EV ....      74,764     253,723     386,204        --      134,638
     1.50% EV ....       3,768      26,154      34,832        --       16,700
     1.55% EV ....      37,212      79,439     244,164        --      139,158
     1.60% EV ....       9,140      22,996      72,934        --       41,438
     1.65% EV ....       3,875      23,592      39,701        --       21,192
     1.70% EV ....       4,367      19,219      77,765        --       28,877
     1.75% EV ....       1,471       3,103      15,271        --        8,753
     1.80% EV ....       5,323       4,476      11,863        --        7,429
     1.85% EV ....       2,516      18,982      50,652        --       11,655
     1.90% EV ....         213       4,438       9,599        --        5,497
     1.95% EV ....         305       6,768       7,438        --        7,396

     Continued       NBAMTPart    OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ----------   ---------   ---------   ---------   ---------
     2.00% EV ....        1,225       6,065      29,675         --        9,915
     2.05% EV ....        2,327       4,623      12,428         --        8,739
     2.10% EV ....          258       2,122       3,728         --        1,566
     2.15% EV ....          340       1,558       6,997         --        2,680
     2.20% EV ....          132       1,224       2,027         --          442
     2.25% EV ....           16         361       1,858         --          470
     2.30% EV ....           --         418       2,469         --          274
     2.35% EV ....           22           2          43         --           --
     2.40% EV ....           --          18       4,416         --          403
     2.45% EV ....           --          --         706         --           42
     2.50% EV ....           --          75         141         --            1
     2.55% EV ....           --           2         916         --          284
     2.60% EV ....           --          29          --         --           --
     2.65% EV ....           --           1         188         --            1
     2.70% EV ....           --         223          79         --           84
     2.85% EV ....           --          --          --         --            4
                     ----------   ---------   ---------     ------    ---------
        Totals ...   $1,161,686   2,495,501   5,114,282     11,082    2,261,764
                     ==========   =========   =========     ======    =========

                     OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBdS   StOpp2
                     ---------   ----------   -----------   -----------   -------
     0.95% .......     $   --      970,715           1           52       364,266
     1.00% .......         --      519,101          --           --       129,207
     1.05% .......         --       94,355          --           --        16,694
     1.10% .......         --      128,818          --           --       100,009
     1.15% .......         --       64,926          --           --        59,452
     1.20% .......         --      474,795          --           --       336,406
     1.25% .......         --       59,597          --           --        34,773
     1.30% .......         --      117,015          --           --        60,660
     1.35% .......         --       83,656          --           --        73,087
     1.40% .......         --       66,232          --           --        49,079
     1.45% .......         --       14,283          --           --         3,390
     1.50% .......      1,177       52,442         722          234        31,722
     1.55% .......         --       14,841          --           --         8,849
     1.60% .......      1,188       12,570         471          229        19,664
     1.65% .......        833       45,204       2,051          338        28,627
     1.70% .......         --        4,144          --           --         2,325
     1.75% .......      1,053        8,828         562          106        15,283
     1.80% .......      1,144       22,700         291           55        17,633
     1.85% .......         --        3,191          --           --         3,846
     1.90% .......        457        1,423         286           32         1,308
     1.95% .......      1,375          521         736          347           417
     2.00% .......         60           40          72           --            48
     2.05% .......      1,645        1,970         991          387         6,177
     2.10% .......      1,276           --         707          208            --
     2.15% .......        170           --          66          124            13
     2.20% .......      1,503        4,879       1,072          657         3,266
     2.25% .......         --          399          --           --           161
     2.35% .......         64           --          11           70            --
     2.45% .......        105           --          63            1            --
     2.50% .......        123           --           6            7            --
     2.60% .......        172           --          81          116            --
     1.40% EV ....         --      599,203          --           --       228,259
     1.45% EV ....         --      429,353          --           --       190,305
     1.50% EV ....         --       41,100          --           --        14,640
     1.55% EV ....         --      197,575          --           --       147,047
     1.60% EV ....         --       70,741          --           --        43,310
     1.65% EV ....         --       34,408          --           --        18,659
     1.70% EV ....         --       24,372          --           --        23,020
     1.75% EV ....         --        9,298          --           --         9,409
     1.80% EV ....         --       11,201          --           --         7,249
     1.85% EV ....         --       35,202          --           --        13,149
     1.90% EV ....         --        7,101          --           --         2,210
     1.95% EV ....         --        8,227          --           --         9,589
     2.00% EV ....         --       20,174          --           --        15,131

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBds    StOpp2
                     ---------   ----------   -----------   -----------   ---------
     2.05% EV ....         --         6,246         --            --          5,504
     2.10% EV ....         --         4,116         --            --            812
     2.15% EV ....         --         4,526         --            --          3,097
     2.20% EV ....         --         3,365         --            --          1,552
     2.25% EV ....         --         1,401         --            --            947
     2.30% EV ....         --           363         --            --          1,349
     2.35% EV ....         --           144         --            --             --
     2.40% EV ....         --           201         --            --          4,319
     2.45% EV ....         --           159         --            --            811
     2.50% EV ....         --           180         --            --            257
     2.55% EV ....         --            --         --            --            910
     2.60% EV ....         --           243         --            --            341
     2.65% EV ....         --            --         --            --            161
     2.70% EV ....         --            --         --            --            217
                      -------     ---------      -----         -----      ---------
        Totals ...    $12,345     4,275,544      8,189         2,963      2,108,616
                      =======     =========      =====         =====      =========

                     VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     0.95% .......    $164,211     59,296          6      --     102,362
     1.00% .......      67,543     25,559         --      --      33,676
     1.05% .......      14,560      5,651         --      --       7,966
     1.10% .......      11,535      4,224         --      --       5,445
     1.15% .......       5,516      3,037         --      --       5,400
     1.20% .......     163,312     39,125         --      --      49,362
     1.25% .......       5,485      1,135         --      --       4,261
     1.30% .......      18,157      2,217         --      --       5,038
     1.35% .......       7,902      3,870         --      --       2,810
     1.40% .......       7,014      5,655         --      --       3,524
     1.45% .......       1,611        480         --      --         918
     1.50% .......       3,298      1,067      1,326     331       2,021
     1.55% .......       2,384      1,154         --      --         717
     1.60% .......       2,337        333      1,321     352       1,952
     1.65% .......       4,388        532      1,665     391       2,667
     1.70% .......          40        118         --      --         171
     1.75% .......       3,567      4,626        418     114       4,834
     1.80% .......       1,324        384        662     442         671
     1.85% .......          36        655         --      --         203
     1.90% .......         319        226        570     115         209
     1.95% .......          --         --      2,006     450          --
     2.00% .......          --         --         54     132         121
     2.05% .......       1,495        213      1,587     298         214
     2.10% .......          --         --      1,930     401           5
     2.15% .......          --         --        309      --          --
     2.20% .......         188          9      3,207     563         576
     2.25% .......          --         52         --      --          15
     2.35% .......          --         --         59      --          --
     2.45% .......          --         --        209       1          --
     2.50% .......          --         --        242      33          --
     2.60% .......          --         --        374      17          --
     1.40% EV ....      71,920     37,051         --      --      60,426
     1.45% EV ....      27,291     16,120         --      --      19,094
     1.50% EV ....       2,858        745         --      --       1,791
     1.55% EV ....      13,894      7,392         --      --      13,280
     1.60% EV ....       7,633      1,443         --      --      11,263
     1.65% EV ....       3,389      1,459         --      --       4,924
     1.70% EV ....       2,320      1,553         --      --       2,206
     1.75% EV ....       1,530        797         --      --       2,054
     1.80% EV ....       1,101      2,140         --      --       1,030
     1.85% EV ....       1,685        738         --      --       1,675
     1.90% EV ....       1,309        735         --      --       1,017
     1.95% EV ....         657        388         --      --         369
     2.00% EV ....       1,653      1,008         --      --         580

     Continued       VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     2.05% EV ....         697         892        --       --        984
     2.10% EV ....         430           2        --       --          4
     2.15% EV ....         698       1,111        --       --        525
     2.20% EV ....         147          --        --       --         26
     2.25% EV ....          29          76        --       --        258
     2.30% EV ....          36          38        --       --        132
     2.40% EV ....           5         130        --       --        384
     2.55% EV ....          --          16        --       --         --
                      --------     -------    ------    -----    -------
        Totals ...    $625,504     233,452    15,945    3,640    357,160
                      ========     =======    ======    =====    =======

                     VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     0.95% .......    $15,978      488,489        5,049           --         616
     1.00% .......      5,173      162,697        4,347           --         647
     1.05% .......        497       32,407          445           --          --
     1.10% .......      4,700       50,799       10,590           --         412
     1.15% .......      3,764       26,899        3,776           --         388
     1.20% .......     39,438      227,248       42,723       11,289       5,840
     1.25% .......      3,166       15,482        3,687          286         323
     1.30% .......        995       40,199        1,143           --          51
     1.35% .......      9,437       31,265          108           --          --
     1.40% .......      3,536       30,211          648           --         190
     1.45% .......        518        3,591           --           --          --
     1.50% .......     10,001       13,396        1,657          721         271
     1.55% .......        409        4,700          715           --          14
     1.60% .......        743        8,861          699           --         372
     1.65% .......     10,388       17,827          681          144         278
     1.70% .......        128        2,339           --           --          --
     1.75% .......      1,713       10,939           --           --          --
     1.80% .......      3,579        7,904           --           --          --
     1.85% .......         62        3,001           --           --          --
     1.90% .......        198        1,631           --           --          --
     1.95% .......         39        1,313           --           --          --
     2.00% .......          7          487           --           --          --
     2.05% .......      2,431        4,445           --           --          --
     2.10% .......         --          366           --           --          --
     2.15% .......         --          172           --           --          --
     2.20% .......      1,911        2,233           --           --          --
     2.25% .......         --          656           --           --          --
     2.35% .......         --           65           --           --          --
     2.45% .......         --           30           --           --          --
     2.50% .......         --           10           --           --          --
     2.60% .......         --           30           --           --          --
     1.40% EV ....     21,797      210,459       13,438           --       1,329
     1.45% EV ....     12,012       79,079       91,957           --       4,172
     1.50% EV ....        864       10,841          686           --         813
     1.55% EV ....      7,787       76,360       25,475           --       4,652
     1.60% EV ....        828       24,859        4,965           --         577
     1.65% EV ....      2,311       15,609        1,024           --          --
     1.70% EV ....        839        9,910        3,116           --          67
     1.75% EV ....        855        5,002        6,507           --          10
     1.80% EV ....        138        3,410          209           --          --
     1.85% EV ....      2,366       22,788        1,008           --          --
     1.90% EV ....         91        2,918          168           --          --
     1.95% EV ....        304        1,895           --           --          --
     2.00% EV ....        336       15,207          726           --          66
     2.05% EV ....        381        8,154        1,588           --         290
     2.10% EV ....        269        3,223           --           --          --
     2.15% EV ....         18        7,199        3,079           --          23
     2.20% EV ....         --          784           --           --          --
     2.25% EV ....          8        1,392           --           --          --
     2.30% EV ....          1        3,331          370           --          --
     2.40% EV ....         --        7,324           --           --          --
     2.45% EV ....         --          440           --           --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     2.50% EV ....          --          189           --          --          --
     2.55% EV ....          --          917           --          --          --
     2.60% EV ....          --          227           --          --          --
     2.65% EV ....          --          149           --          --          --
     2.70% EV ....          --          167           --          --          --
     2.85% EV ....          --            5           --          --          --
                      --------    ---------      -------      ------      ------
        Totals ...    $170,016    1,701,530      230,584      12,440      21,401
                      ========    =========      =======      ======      ======

                     WRAsStrat    WRBal      WRBnd     WRCoreEq    WRGrowth
                     ---------   -------   ---------   ---------   ---------
     0.95% .......    $ 97,466   110,003     140,561     296,511     285,209
     1.00% .......       3,556     3,110       4,202       7,268       7,876
     1.05% .......       1,651     2,530       4,451       7,166       8,405
     1.10% .......      94,095    70,550     106,357     284,890     280,761
     1.15% .......      26,776    25,214      28,114      57,084      60,157
     1.20% .......       2,850     1,873       2,930       6,675       7,055
     1.25% .......       3,688     6,194      13,292      22,230      21,353
     1.30% .......         205       358       1,012         200         196
     1.35% .......       4,608     1,961       3,422       5,162       7,848
     1.40% .......      16,749     9,823      25,612      59,545      48,707
     1.45% .......       4,845     2,077       2,032       4,952       8,252
     1.50% .......       3,366     2,287       9,075      13,630      15,241
     1.55% .......       7,745     1,368       6,188      14,133      17,545
     1.60% .......       3,654     4,043       8,676      36,540      35,869
     1.65% .......       1,050       230       1,675       1,759       2,637
     1.70% .......         609        14       1,346       2,038       2,382
     1.75% .......          24        67          20         706         751
     1.80% .......          26       164         280         731         499
     1.85% .......         545     1,265         157       2,216       1,475
     1.95% .......          27        --          17       1,267       1,023
     2.00% .......          --         7         949       4,891       2,895
     2.05% .......          --        --           3          10          13
     2.10% .......          30        20         375       1,218       2,174
     2.15% .......          --        18          --          --          44
     2.25% .......           2         1         742       3,896       2,238
     1.40% EV ....     212,099   186,885     290,644     759,231     780,907
     1.45% EV ....      14,514    18,671      18,404      68,656      71,631
     1.50% EV ....       7,095     2,901      10,853      19,346      13,261
     1.55% EV ....     164,723   151,903     197,099     464,457     457,706
     1.60% EV ....      56,644    40,734      56,974     142,275     134,918
     1.65% EV ....      12,285     4,420       8,242      20,811      19,497
     1.70% EV ....       9,213    10,738      21,272      30,323      34,063
     1.75% EV ....         938     1,822       4,939       3,494       4,433
     1.80% EV ....       3,402     4,542       3,189      19,436      17,857
     1.85% EV ....      16,002    10,239      16,584      67,267      53,648
     1.90% EV ....       3,884     4,549       5,600      14,745      11,960
     1.95% EV ....       7,374     6,736      12,873      29,745      24,795
     2.00% EV ....      12,533     9,267      13,149      33,665      34,434
     2.05% EV ....       4,932     3,047       4,847       6,470       9,231
     2.10% EV ....         926       102         858       3,324       1,775
     2.15% EV ....       1,258       140          16         549       1,420
     2.20% EV ....          66       575         681         764          45
     2.25% EV ....       2,840       975       3,562       5,693       5,388
     2.30% EV ....         170        96       1,866       2,053       2,178
     2.35% EV ....          --        --         684          46         194
     2.40% EV ....          49     1,595          --       2,117       1,974
     2.50% EV ....          27        --          30          33          22
                      --------   -------   ---------   ---------   ---------
        Totals ...    $804,541   703,114   1,033,854   2,529,218   2,501,942
                      ========   =======   =========   =========   =========

                      WRHiInc    WRIntl   WRLTBond    WRMMkt   WRSciTech
                     --------   -------   --------   -------   ---------
     0.95% .......   $ 72,364    39,734     20,144    36,439     75,039
     1.00% .......      1,008       318        340       789        439
     1.05% .......      3,527     1,148        281       968      2,194
     1.10% .......     80,423    40,616     14,640    31,827     74,215
     1.15% .......     16,316     9,190      4,752    12,494     16,357
     1.20% .......        974     1,252        223     2,889      2,615
     1.25% .......      7,707     4,517        885     3,445      2,742
     1.30% .......        229        94        701       186         13
     1.35% .......      1,658     1,677        851     2,255      1,497
     1.40% .......     12,502    11,314      3,339    39,890     16,160
     1.45% .......      1,583     2,005      5,190     9,769      2,074
     1.50% .......      2,636     2,510      1,364       735      2,316
     1.55% .......      3,068     2,894        863     2,126      5,695
     1.60% .......      5,178    18,311      4,239     6,561     20,269
     1.65% .......        602       466      1,045       627        624
     1.70% .......         72       775        236       636        551
     1.75% .......         30        38         --       116        351
     1.80% .......         57        81         32       387        136
     1.85% .......        141       548         73        --      1,285
     1.95% .......         31       148         --        --        520
     2.00% .......        695     1,193          7        --        313
     2.05% .......          3         5         --         2          7
     2.10% .......        901        11      2,409       174        335
     2.15% .......         --        --         --        --          9
     2.25% .......        518       907         12         1         36
     1.40% EV ....    124,362   140,382     44,601   107,309    186,976
     1.45% EV ....     12,239    13,848      5,963    29,741     15,173
     1.50% EV ....      3,219     5,062      1,192     4,603      5,255
     1.55% EV ....     91,606    95,039     20,055    62,570    156,569
     1.60% EV ....     30,981    27,982      7,246    18,073     38,881
     1.65% EV ....      4,925     3,132        952     9,017      5,277
     1.70% EV ....      7,255     4,167      2,278     5,348      7,313
     1.75% EV ....      2,547     1,087        363    11,358        290
     1.80% EV ....      2,979     5,609        830     8,444      4,205
     1.85% EV ....     10,985     9,133      2,051    22,861     13,204
     1.90% EV ....      2,371     2,162      1,398     4,895      2,348
     1.95% EV ....     11,168     5,437        356     6,481      7,993
     2.00% EV ....      8,269     7,531      1,208     7,508      9,648
     2.05% EV ....      2,060     1,382      1,116       320      1,861
     2.10% EV ....        692       551        761       319        407
     2.15% EV ....         14       234        145     1,288        477
     2.20% EV ....         55        --        100       143         17
     2.25% EV ....      1,474     1,190        190        76      1,914
     2.30% EV ....        695     1,118        159       258        191
     2.35% EV ....        641        --        449       221         45
     2.40% EV ....         --        --         --        --      1,632
     2.50% EV ....         --        --         --        --          4
                     --------   -------    -------   -------    -------
        Totals ...   $530,760   464,798    153,039   453,149    685,472
                     ========   =======    =======   =======    =======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                       WRSmCap    WRValue
                     ----------   -------
     0.95% .......   $  108,933    74,266
     1.00% .......          645        --
     1.05% .......        2,594       598
     1.10% .......      103,641    99,018
     1.15% .......       24,693    26,197
     1.20% .......        3,168     2,073
     1.25% .......        9,363     7,678
     1.30% .......          144       222
     1.35% .......        4,004     3,890
     1.40% .......       33,628    18,026
     1.45% .......        4,906    14,564
     1.50% .......        8,520     5,511
     1.55% .......        7,489     8,813
     1.60% .......       36,647    16,220
     1.65% .......        1,257       885
     1.70% .......        1,818       255
     1.75% .......          268        74
     1.80% .......          198        76
     1.85% .......        1,377     2,316
     1.95% .......          170       372
     2.00% .......        2,880       500
     2.05% .......           12        --
     2.10% .......           35        46
     2.15% .......           --        18
     2.25% .......        1,915        40
     1.40% EV ....      355,370   141,097
     1.45% EV ....       28,589       478
     1.50% EV ....       10,589     3,233
     1.55% EV ....      244,403   140,940
     1.60% EV ....       66,097    45,844
     1.65% EV ....        8,965     8,644
     1.70% EV ....       11,490     5,191
     1.75% EV ....        2,631     1,529
     1.80% EV ....       11,381     5,232
     1.85% EV ....       26,136    14,016
     1.90% EV ....        5,271     5,741
     1.95% EV ....        8,124    12,611
     2.00% EV ....       23,645    15,519
     2.05% EV ....        3,617     4,383
     2.10% EV ....          996       835
     2.15% EV ....          670        90
     2.20% EV ....           70       643
     2.25% EV ....        4,774       759
     2.30% EV ....        1,278       271
     2.35% EV ....           50        45
     2.40% EV ....        1,360     1,748
     2.50% EV ....            5        --
                     ----------   -------
        Totals ...   $1,173,816   690,507
                     ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $1,216,287,510 and $1,331,799,886, respectively, and total transfers from the Account to the fixed account were $550,817,142 and $132,975,832, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Balanced Fund - Series I Shares
           2002 ....................................    0.95%               9,145    $8.235548       $ 75,314      -17.89%
                                                        1.10%              13,521     8.221526        111,163      -18.01%
                                                        1.15%               3,535     8.216845         29,047      -18.05%
                                                        1.25%               8,685     8.207495         71,282      -18.14%
                                                        1.30%               1,181     8.202822          9,688      -18.18%
                                                        1.35%               5,833     8.198152         47,820      -18.22%
                                                        1.40%                 533     8.193477          4,367      -18.26%
                                                        1.55%               2,587     8.179476         21,160      -18.39%

     AIM VIF - Basic Value Fund - Series II Shares
           2002 ....................................    1.50%              55,375     7.576836        419,567      -24.23% 5/1/02
                                                        1.60%              11,372     7.571682         86,105      -24.28% 5/1/02
                                                        1.65%              73,998     7.569105        560,099      -24.31% 5/1/02
                                                        1.75%              13,899     7.563949        105,131      -24.36% 5/1/02
                                                        1.80%               7,544     7.561367         57,043      -24.39% 5/1/02
                                                        1.90%               8,804     7.556209         66,525      -24.44% 5/1/02
                                                        1.95%              63,673     7.553630        480,962      -24.46% 5/1/02
                                                        2.05%              14,360     7.548472        108,396      -24.52% 5/1/02
                                                        2.10%              21,567     7.545883        162,742      -24.54% 5/1/02
                                                        2.15%               1,446     7.543306         10,908      -24.57% 5/1/02
                                                        2.20%              10,461     7.540721         78,883      -24.59% 5/1/02
                                                        2.30%                 148     7.535552          1,115      -24.64% 5/1/02
                                                        2.35%               2,414     7.532973         18,185      -24.67% 5/1/02
                                                        2.45%               1,621     7.527798         12,203      -24.72% 5/1/02
                                                        2.50%               7,133     7.525223         53,677      -24.75% 5/1/02
                                                        2.60%               5,141     7.520041         38,661      -24.80% 5/1/02

     AIM VIF - Blue Chip - Series I Shares
           2002 ....................................    0.95%               6,800     7.316405         49,752      -26.86%
                                                        1.10%               6,676     7.303936         48,761      -26.97%
                                                        1.25%                 855     7.291460          6,234      -27.09%
                                                        1.35%               2,491     7.283152         18,142      -27.16%
                                                        1.40%                 168     7.279004          1,223      -27.20%
                                                        1.55%               4,079     7.266541         29,640      -27.31%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002 ...................................     0.95%               2,546     7.722120         19,661      -25.08%
                                                        1.10%               1,369     7.708966         10,554      -25.19%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002 ....................................    1.50%               3,297     7.929075         26,142      -20.71% 5/1/02
                                                        1.60%               2,492     7.923682         19,746      -20.76% 5/1/02
                                                        1.65%              14,447     7.920987        114,434      -20.79% 5/1/02
                                                        1.75%               3,268     7.915583         25,868      -20.84% 5/1/02
                                                        1.80%               1,503     7.912879         11,893      -20.87% 5/1/02
                                                        1.90%                 260     7.907483          2,056      -20.93% 5/1/02
                                                        1.95%              17,161     7.904788        135,654      -20.95% 5/1/02
                                                        2.05%               6,621     7.899382         52,302      -21.01% 5/1/02
                                                        2.10%               5,003     7.896677         39,507      -21.03% 5/1/02
                                                        2.20%               5,362     7.891275         42,313      -21.09% 5/1/02
                                                        2.45%                 920     7.877752          7,248      -21.22% 5/1/02
                                                        2.50%               2,382     7.875043         18,758      -21.25% 5/1/02

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Core Equity Fund - Series I Shares
           2002 ....................................    0.95%                 318     8.318791          2,645      -16.39%
                                                        1.10%                 538     8.304620          4,468      -16.51%
                                                        1.35%                 206     8.281007          1,706      -16.72%
                                                        1.40%               1,543     8.276292         12,770      -16.77%
                                                        1.55%               4,739     8.262126         39,154      -16.89%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002 ....................................    0.95%               5,832     6.975369         40,680      -30.92%
                                                        1.10%               4,918     6.963476         34,246      -31.03%
                                                        1.15%               1,419     6.959508          9,876      -31.06%
                                                        1.25%               2,505     6.951585         17,414      -31.13%
                                                        1.35%               4,849     6.943670         33,670      -31.20%
                                                        1.40%               1,937     6.939696         13,442      -31.24%
                                                        1.55%              24,782     6.927821        171,685      -31.34%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002 ....................................    1.50%               6,465     7.693108         49,736      -23.07% 5/1/02
                                                        1.65%               6,028     7.685259         46,327      -23.15% 5/1/02
                                                        1.75%                 608     7.680023          4,669      -23.20% 5/1/02
                                                        1.80%               2,546     7.677402         19,547      -23.23% 5/1/02
                                                        1.90%               1,522     7.672159         11,677      -23.28% 5/1/02
                                                        1.95%              13,240     7.669535        101,545      -23.30% 5/1/02
                                                        2.05%              34,996     7.664296        268,220      -23.36% 5/1/02
                                                        2.10%               1,022     7.661669          7,830      -23.38% 5/1/02
                                                        2.20%               8,623     7.656429         66,021      -23.44% 5/1/02
                                                        2.45%                 175     7.643303          1,338      -23.57% 5/1/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002 ....................................    1.50%              17,126     8.258342        141,432      -17.42% 5/1/02
                                                        1.60%               4,067     8.252730         33,564      -17.47% 5/1/02
                                                        1.65%              28,025     8.249926        231,204      -17.50% 5/1/02
                                                        1.75%              12,999     8.244298        107,168      -17.56% 5/1/02
                                                        1.80%               5,158     8.241495         42,510      -17.59% 5/1/02
                                                        1.90%               2,024     8.235872         16,669      -17.64% 5/1/02
                                                        1.95%              21,400     8.233054        176,187      -17.67% 5/1/02
                                                        2.00%                 358     8.230251          2,946      -17.70% 5/1/02
                                                        2.05%              19,683     8.227439        161,941      -17.73% 5/1/02
                                                        2.10%              14,394     8.224622        118,385      -17.75% 5/1/02
                                                        2.15%               1,611     8.221811         13,245      -17.78% 5/1/02
                                                        2.20%               7,206     8.219004         59,226      -17.81% 5/1/02
                                                        2.35%               3,405     8.210561         27,957      -17.89% 5/1/02
                                                        2.45%               3,436     8.204925         28,192      -17.95% 5/1/02
                                                        2.50%               8,102     8.202098         66,453      -17.98% 5/1/02
                                                        2.60%               4,166     8.196472         34,147      -18.04% 5/1/02

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002 ....................................    1.50%              11,017     7.873907         86,747      -21.26% 5/1/02
                                                        1.60%              13,115     7.868551        103,196      -21.31% 5/1/02
                                                        1.65%              11,687     7.865875         91,928      -21.34% 5/1/02
                                                        1.75%               2,393     7.860510         18,810      -21.39% 5/1/02
                                                        1.80%               1,975     7.857834         15,519      -21.42% 5/1/02
                                                        1.95%              13,803     7.849792        108,351      -21.50% 5/1/02
                                                        2.05%               4,097     7.844425         32,139      -21.56% 5/1/02
                                                        2.10%               7,370     7.841748         57,794      -21.58% 5/1/02
                                                        2.15%                 454     7.839063          3,559      -21.61% 5/1/02
                                                        2.20%               8,091     7.836368         63,404      -21.64% 5/1/02
                                                        2.35%                 608     7.828325          4,760      -21.72% 5/1/02
                                                        2.45%               3,686     7.822950         28,835      -21.77% 5/1/02
                                                        2.50%                 342     7.820269          2,675      -21.80% 5/1/02
                                                        2.60%               3,866     7.814888         30,212      -21.85% 5/1/02

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002 ....................................    1.50%               9,006     7.822552         70,450      -21.77% 5/1/02
                                                        1.60%               2,885     7.817233         22,553      -21.83% 5/1/02
                                                        1.65%              29,199     7.814576        228,178      -21.85% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%               4,231     7.809244         33,041      -21.91% 5/1/02
                                                        1.80%               8,424     7.806581         65,763      -21.93% 5/1/02
                                                        1.90%               3,742     7.801254         29,192      -21.99% 5/1/02
                                                        1.95%              30,357     7.798580        236,741      -22.01% 5/1/02
                                                        2.00%                 523     7.795924          4,077      -22.04% 5/1/02
                                                        2.05%              17,374     7.793257        135,400      -22.07% 5/1/02
                                                        2.10%              10,930     7.790587         85,151      -22.09% 5/1/02
                                                        2.20%               2,852     7.785253         22,204      -22.15% 5/1/02
                                                        2.30%                 142     7.779924          1,105      -22.20% 5/1/02
                                                        2.35%                 763     7.777256          5,934      -22.23% 5/1/02
                                                        2.45%                 810     7.771908          6,295      -22.28% 5/1/02
                                                        2.50%               2,746     7.769240         21,334      -22.31% 5/1/02
                                                        2.60%               2,017     7.763904         15,660      -22.36% 5/1/02

     American Century VP - Income & Growth Fund - Class I
           2002 ....................................   0.95%              161,347     9.81          1,582,813      -20.14%
                                                       0.95%            6,377,032     9.814828     62,589,472      -20.14%
                                                       1.00%                7,423     9.79             72,670      -20.18%
                                                       1.00%            2,995,603     9.789295     29,324,841      -20.18%
                                                       1.05%                  693     9.76              6,764      -20.22%
                                                       1.05%              548,035     9.763798      5,350,903      -20.22%
                                                       1.10%              245,018     9.33          2,286,021      -20.26%
                                                       1.10%              680,881     9.333731      6,355,160      -20.26%
                                                       1.15%               56,152     9.31            522,774      -20.30%
                                                       1.15%              284,367     9.313685      2,648,505      -20.30%
                                                       1.20%                5,362     9.23             49,495      -20.34%
                                                       1.20%            2,433,105     9.233496     22,466,065      -20.34%
                                                       1.25%                5,103     9.21             46,998      -20.38%
                                                       1.25%              248,770     9.213262      2,291,983      -20.38%
                                                       1.30%                8,543     9.19             78,508      -20.42%
                                                       1.30%              437,161     9.193080      4,018,856      -20.42%
                                                       1.35%                  304     9.23              2,802      -20.46%
                                                       1.35%              407,552     9.233843      3,763,271      -20.46%
                                                       1.40%              321,661     9.213961      2,963,772      -20.50%
                                                       1.45%               29,458     9.194119        270,840      -20.54%
                                                       1.50%              171,871     9.174309      1,576,798      -20.58%
                                                       1.55%               81,949     9.154526        750,204      -20.62%
                                                       1.60%               59,114     9.134791        539,994      -20.66%
                                                       1.65%              211,191     9.115086      1,925,024      -20.70%
                                                       1.70%                7,338     6.834929         50,155      -20.74%
                                                       1.75%              138,246     6.822181        943,139      -20.78%
                                                       1.80%              135,071     6.809455        919,760      -20.82%
                                                       1.85%               17,835     6.796758        121,220      -20.86%
                                                       1.90%                  866     6.784071          5,875      -20.90%
                                                       1.95%                3,408     6.771407         23,077      -20.95%
                                                       2.00%                  974     6.758745          6,583      -20.99%
                                                       2.05%               25,998     6.746126        175,386      -21.03%
                                                       2.10%                1,588     6.733511         10,693      -21.07%
                                                       2.20%               17,924     6.708323        120,240      -21.15%
                                                       0.95% EV***      1,657,706     9.205873     15,260,631      -20.56%
                                                       1.00% EV***        815,826     9.186047      7,494,216      -20.60%
                                                       1.05% EV***         67,088     9.166258        614,946      -20.64%
                                                       1.10% EV***        591,014     9.146502      5,405,711      -20.68%
                                                       1.15% EV***        203,867     9.126772      1,860,648      -20.72%
                                                       1.20% EV***        101,125     9.107075        920,953      -20.76%
                                                       1.25% EV***         96,232     7.181736        691,113      -20.80%
                                                       1.30% EV***         24,232     7.167260        173,677      -20.84%
                                                       1.35% EV***         23,391     7.152829        167,312      -20.88%
                                                       1.40% EV***         84,876     7.138420        605,881      -20.92%
                                                       1.45% EV***         21,243     7.124038        151,336      -20.96%
                                                       1.50% EV***         26,319     7.109659        187,119      -21.00%
                                                       1.55% EV***         82,177     7.095321        583,072      -21.04%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***        44,999     7.080981        318,637      -21.08%
                                                        1.65% EV***        14,567     7.066696        102,941      -21.12%
                                                        1.70% EV***         3,812     7.052411         26,884      -21.16%
                                                        1.75% EV***         6,398     7.038147         45,030      -21.20%
                                                        1.80% EV***         3,020     7.023921         21,212      -21.24%
                                                        1.85% EV***         2,125     7.009708         14,896      -21.28%
                                                        1.90% EV***            96     6.995504            672      -21.32%
                                                        1.95% EV***         2,437     6.981330         17,014      -21.36%
                                                        2.00% EV***         1,284     6.967185          8,946      -21.40%
                                                        2.05% EV***         1,467     6.953038         10,200      -21.44%
                                                        2.15% EV***         4,903     6.924841         33,952      -21.52%
                                                        2.20% EV***             5     6.910775             35      -21.57%
                                                        2.25% EV***         1,590     6.896736         10,966      -21.61%

     American Century VP - Income & Growth Fund - Class II
           2002 ....................................    1.50%              15,728     8.196339        128,912      -18.04% 5/1/02
                                                        1.60%               4,467     8.190764         36,588      -18.09% 5/1/02
                                                        1.65%              27,286     8.187977        223,417      -18.12% 5/1/02
                                                        1.75%                 782     8.182403          6,399      -18.18% 5/1/02
                                                        1.80%               1,172     8.179604          9,586      -18.20% 5/1/02
                                                        1.90%                 888     8.174024          7,259      -18.26% 5/1/02
                                                        1.95%               5,795     8.171234         47,352      -18.29% 5/1/02
                                                        2.00%               1,375     8.168443         11,232      -18.32% 5/1/02
                                                        2.05%              19,225     8.165648        156,985      -18.34% 5/1/02
                                                        2.10%              39,194     8.162862        319,935      -18.37% 5/1/02
                                                        2.20%              34,835     8.157272        284,159      -18.43% 5/1/02
                                                        2.35%               1,213     8.148889          9,885      -18.51% 5/1/02
                                                        2.45%               1,511     8.143300         12,305      -18.57% 5/1/02
                                                        2.50%               1,135     8.140498          9,239      -18.60% 5/1/02
                                                        2.60%               2,646     8.134905         21,525      -18.65% 5/1/02

     American Century VP - International Fund - Class I
           2002 ....................................    0.95%              62,475     8.79            549,153      -21.13%
                                                        0.95%           4,884,295     8.789250     42,929,290      -21.13%
                                                        1.00%              11,188     8.77             98,119      -21.17%
                                                        1.00%           2,319,703     8.766386     20,335,412      -21.17%
                                                        1.05%                 460     8.74              4,021      -21.21%
                                                        1.05%             377,670     8.743590      3,302,192      -21.21%
                                                        1.10%              88,039     8.88            781,786      -21.25%
                                                        1.10%             246,851     8.879812      2,191,990      -21.25%
                                                        1.15%              34,067     8.86            301,831      -21.29%
                                                        1.15%             107,510     8.860735        952,618      -21.29%
                                                        1.20%               3,473     8.00             27,787      -21.33%
                                                        1.20%           2,031,049     7.995327     16,238,901      -21.33%
                                                        1.25%                 962     7.98              7,676      -21.37%
                                                        1.25%             143,142     7.977821      1,141,961      -21.37%
                                                        1.30%               5,988     7.96             47,665      -21.41%
                                                        1.30%             348,333     7.960337      2,772,848      -21.41%
                                                        1.35%                  33     8.78                290      -21.45%
                                                        1.35%             156,550     8.784787      1,375,258      -21.45%
                                                        1.40%                 361     8.77              3,168      -21.49%
                                                        1.40%              98,195     8.765875        860,765      -21.49%
                                                        1.45%              26,153     8.747002        228,760      -21.53%
                                                        1.50%             146,464     8.728132      1,278,357      -21.57%
                                                        1.55%              29,573     8.709328        257,561      -21.61%
                                                        1.60%              29,480     8.690538        256,197      -21.65%
                                                        1.65%              68,800     8.671800        596,620      -21.69%
                                                        1.70%               2,598     6.823270         17,727      -21.73%
                                                        1.75%               8,699     6.810559         59,245      -21.77%
                                                        1.80%              14,904     6.797862        101,315      -21.81%
                                                        1.85%                 161     6.785174          1,092      -21.85%
                                                        1.90%               1,587     6.772509         10,748      -21.89%
                                                        1.95%                 204     6.759875          1,379      -21.93%
                                                        2.00%                 224     6.747247          1,511      -21.97%
                                                        2.05%               2,148     6.734635         14,466      -22.01%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%               7,112     6.696904         47,628      -22.13%
                                                        0.95% EV***     1,047,091     8.751940      9,164,078      -21.58%
                                                        1.00% EV***       646,285     8.733096      5,644,069      -21.62%
                                                        1.05% EV***        66,209     8.714278        576,964      -21.66%
                                                        1.10% EV***       287,554     8.695489      2,500,423      -21.70%
                                                        1.15% EV***        79,447     8.676733        689,340      -21.74%
                                                        1.20% EV***        66,833     8.658028        578,642      -21.78%
                                                        1.25% EV***        27,347     6.950251        190,069      -21.82%
                                                        1.30% EV***        27,150     6.936246        188,319      -21.86%
                                                        1.35% EV***         7,719     6.922289         53,433      -21.90%
                                                        1.40% EV***        37,736     6.908327        260,693      -21.94%
                                                        1.45% EV***        13,641     6.894402         94,047      -21.98%
                                                        1.50% EV***        45,181     6.880491        310,867      -22.02%
                                                        1.55% EV***        18,188     6.866606        124,890      -22.06%
                                                        1.60% EV***        19,719     6.852737        135,129      -22.10%
                                                        1.65% EV***         1,686     6.838891         11,530      -22.14%
                                                        1.70% EV***           740     6.825069          5,051      -22.18%
                                                        1.75% EV***           888     6.811273          6,048      -22.22%
                                                        1.85% EV***           188     6.783733          1,275      -22.30%
                                                        1.95% EV***            29     6.756257            196      -22.38%

     American Century VP - International Fund - Class III
           2002 ....................................    0.95%           1,167,738     8.063541      9,416,103      -19.36% 5/1/02
                                                        1.00%             409,248     8.060814      3,298,872      -19.39% 5/1/02
                                                        1.05%             109,541     8.058085        882,691      -19.42% 5/1/02
                                                        1.10%             246,057     8.055362      1,982,078      -19.45% 5/1/02
                                                        1.15%              82,864     8.052630        667,273      -19.47% 5/1/02
                                                        1.20%             750,466     8.049901      6,041,177      -19.50% 5/1/02
                                                        1.25%              42,079     8.047171        338,617      -19.53% 5/1/02
                                                        1.30%              74,441     8.044442        598,836      -19.56% 5/1/02
                                                        1.35%             105,612     8.041711        849,301      -19.58% 5/1/02
                                                        1.40%             122,409     8.038975        984,043      -19.61% 5/1/02
                                                        1.45%               4,458     8.036243         35,826      -19.64% 5/1/02
                                                        1.50%              17,711     8.033520        142,282      -19.66% 5/1/02
                                                        1.55%              19,901     8.030782        159,821      -19.69% 5/1/02
                                                        1.60%              27,868     8.028048        223,726      -19.72% 5/1/02
                                                        1.65%              49,358     8.025314        396,113      -19.75% 5/1/02
                                                        1.70%               2,847     8.022584         22,840      -19.77% 5/1/02
                                                        1.75%              24,495     8.019853        196,446      -19.80% 5/1/02
                                                        1.80%              29,981     8.017119        240,361      -19.83% 5/1/02
                                                        1.85%               6,191     8.014381         49,617      -19.86% 5/1/02
                                                        1.90%               1,042     8.011649          8,348      -19.88% 5/1/02
                                                        1.95%                 570     8.008918          4,565      -19.91% 5/1/02
                                                        2.00%                 113     8.006178            905      -19.94% 5/1/02
                                                        2.05%              12,456     8.003444         99,691      -19.97% 5/1/02
                                                        2.15%                   5     7.997959             40      -20.02% 5/1/02
                                                        2.20%               2,499     7.995231         19,980      -20.05% 5/1/02
                                                        2.25%                 150     7.992489          1,199      -20.08% 5/1/02
                                                        0.95% EV***       489,987     8.035515      3,937,298      -19.64% 5/1/02
                                                        1.00% EV***       158,822     8.032801      1,275,786      -19.67% 5/1/02
                                                        1.05% EV***        10,539     8.030070         84,629      -19.70% 5/1/02
                                                        1.10% EV***       116,731     8.027351        937,041      -19.73% 5/1/02
                                                        1.15% EV***        60,181     8.024627        482,930      -19.75% 5/1/02
                                                        1.20% EV***        56,506     8.021901        453,286      -19.78% 5/1/02
                                                        1.25% EV***        32,539     8.019177        260,936      -19.81% 5/1/02
                                                        1.30% EV***        12,821     8.016451        102,779      -19.84% 5/1/02
                                                        1.35% EV***        14,177     8.013724        113,611      -19.86% 5/1/02
                                                        1.40% EV***        16,221     8.010996        129,946      -19.89% 5/1/02
                                                        1.45% EV***         2,663     8.008278         21,326      -19.92% 5/1/02
                                                        1.50% EV***         8,553     8.005539         68,471      -19.94% 5/1/02
                                                        1.55% EV***        11,945     8.002818         95,594      -19.97% 5/1/02
                                                        1.60% EV***        24,564     8.000089        196,514      -20.00% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65% EV***           841     7.997364          6,726     -20.03% 5/1/02
                                                        1.70% EV***         4,159     7.994636         33,250     -20.05% 5/1/02
                                                        1.75% EV***         3,225     7.991904         25,774     -20.08% 5/1/02
                                                        1.80% EV***           230     7.989176          1,838     -20.11% 5/1/02
                                                        1.85% EV***         1,620     7.986440         12,938     -20.14% 5/1/02
                                                        1.95% EV***           338     7.980980          2,698     -20.19% 5/1/02
                                                        2.15% EV***         2,423     7.970055         19,311     -20.30% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
           2002 ....................................    0.95%              79,386     7.987225        634,074     -20.13% 5/1/02
                                                        1.00%              11,577     7.984527         92,437     -20.15% 5/1/02
                                                        1.05%               2,689     7.981828         21,463     -20.18% 5/1/02
                                                        1.10%              11,887     7.979129         94,848     -20.21% 5/1/02
                                                        1.15%              11,451     7.976414         91,338     -20.24% 5/1/02
                                                        1.20%              85,400     7.973718        680,956     -20.26% 5/1/02
                                                        1.25%               2,761     7.971013         22,008     -20.29% 5/1/02
                                                        1.30%               1,429     7.968301         11,387     -20.32% 5/1/02
                                                        1.35%              13,185     7.965608        105,027     -20.34% 5/1/02
                                                        1.40%              12,344     7.962903         98,294     -20.37% 5/1/02
                                                        1.45%               2,833     7.960197         22,551     -20.40% 5/1/02
                                                        1.60%              10,349     7.952075         82,296     -20.48% 5/1/02
                                                        1.65%              21,426     7.949373        170,323     -20.51% 5/1/02
                                                        1.75%              35,437     7.943949        281,510     -20.56% 5/1/02
                                                        1.80%              12,674     7.941242        100,647     -20.59% 5/1/02
                                                        1.85%               1,030     7.938536          8,177     -20.61% 5/1/02
                                                        1.95%                 178     7.933115          1,412     -20.67% 5/1/02
                                                        2.00%                   8     7.930404             63     -20.70% 5/1/02
                                                        0.95% EV***        50,142     7.959101        399,085     -20.41% 5/1/02
                                                        1.00% EV***        18,603     7.956409        148,013     -20.44% 5/1/02
                                                        1.10% EV***        14,234     7.951007        113,175     -20.49% 5/1/02
                                                        1.15% EV***         2,178     7.948310         17,311     -20.52% 5/1/02
                                                        1.20% EV***           291     7.945610          2,312     -20.54% 5/1/02
                                                        1.30% EV***           308     7.940210          2,446     -20.60% 5/1/02
                                                        1.35% EV***           145     7.937513          1,151     -20.62% 5/1/02
                                                        1.40% EV***            96     7.934815            762     -20.65% 5/1/02
                                                        1.45% EV***           367     7.932110          2,911     -20.68% 5/1/02
                                                        1.50% EV***            79     7.929409            626     -20.71% 5/1/02
                                                        1.55% EV***        14,158     7.926716        112,226     -20.73% 5/1/02
                                                        1.70% EV***           863     7.918600          6,834     -20.81% 5/1/02
                                                        1.80% EV***           470     7.913194          3,719     -20.87% 5/1/02
                                                        1.85% EV***         7,794     7.910485         61,654     -20.90% 5/1/02
                                                        2.15% EV***           531     7.894239          4,192     -21.06% 5/1/02
                                                        2.25% EV***           767     7.888835          6,051     -21.11% 5/1/02

     American Century VP - Ultra(R) Fund - Class II
           2002 ....................................    1.50%               8,342     7.939203         66,229     -20.61% 5/1/02
                                                        1.60%               5,776     7.933801         45,826     -20.66% 5/1/02
                                                        1.65%              21,476     7.931102        170,328     -20.69% 5/1/02
                                                        1.75%               1,434     7.925696         11,365     -20.74% 5/1/02
                                                        1.80%               1,812     7.922989         14,356     -20.77% 5/1/02
                                                        1.95%               9,263     7.914884         73,316     -20.85% 5/1/02
                                                        2.00%               5,424     7.912178         42,916     -20.88% 5/1/02
                                                        2.05%               5,898     7.909468         46,650     -20.91% 5/1/02
                                                        2.10%               9,922     7.906765         78,451     -20.93% 5/1/02
                                                        2.15%                 375     7.904063          2,964     -20.96% 5/1/02
                                                        2.20%               8,645     7.901352         68,307     -20.99% 5/1/02
                                                        2.50%               5,020     7.885111         39,583     -21.15% 5/1/02
                                                        2.60%                 711     7.879686          5,602     -21.20% 5/1/02

     American Century VP - Value Fund - Class I
           2002 ....................................    0.95%              50,608    11.88            601,221     -13.45%
                                                        0.95%           8,706,954    11.882018    103,456,184     -13.45%
                                                        1.00%               4,450    11.85             52,738     -13.49%
                                                        1.00%           2,839,015    11.851086     33,645,411     -13.49%
                                                        1.05%                 140    11.82              1,651     -13.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             506,340    11.820257      5,985,069      -13.54%
                                                        1.10%              63,063    12.46            785,766      -13.58%
                                                        1.10%           1,538,309    12.461991     19,170,393      -13.58%
                                                        1.15%              15,147    12.44            188,426      -13.63%
                                                        1.15%             807,600    12.435228     10,042,690      -13.63%
                                                        1.20%               1,435    12.65             18,152      -13.67%
                                                        1.20%           3,738,208    12.651422     47,293,647      -13.67%
                                                        1.25%               3,057    12.62             38,574      -13.71%
                                                        1.25%             384,226    12.623723      4,850,363      -13.71%
                                                        1.30%               2,403    12.60             30,272      -13.76%
                                                        1.30%           1,044,923    12.596055     13,161,908      -13.76%
                                                        1.35%             779,423    12.328634      9,609,221      -13.80%
                                                        1.40%             686,945    12.302130      8,450,887      -13.84%
                                                        1.45%              55,872    12.275645        685,865      -13.89%
                                                        1.50%             255,749    12.249189      3,132,718      -13.93%
                                                        1.55%             155,123    12.222795      1,896,037      -13.98%
                                                        1.60%             208,968    12.196439      2,548,665      -14.02%
                                                        1.65%             299,140    12.170125      3,640,571      -14.06%
                                                        1.70%              43,982     9.713280        427,209      -14.11%
                                                        1.75%             158,580     9.695180      1,537,462      -14.15%
                                                        1.80%             117,790     9.677116      1,139,867      -14.19%
                                                        1.85%              42,774     9.659067        413,157      -14.24%
                                                        1.90%              13,161     9.641037        126,886      -14.28%
                                                        1.95%               1,729     9.623047         16,638      -14.33%
                                                        2.00%               6,564     9.605080         63,048      -14.37%
                                                        2.05%              34,272     9.587137        328,570      -14.41%
                                                        2.10%                 263     9.569216          2,517      -14.46%
                                                        2.15%                  68     9.551316            649      -14.50%
                                                        2.20%              39,022     9.533443        372,014      -14.54%
                                                        2.25%               3,562    11.078580         39,462      -14.59%
                                                        0.95% EV***     3,155,033    12.312561     38,846,536      -13.84%
                                                        1.00% EV***     1,292,596    12.286079     15,880,937      -13.89%
                                                        1.05% EV***       171,749    12.259621      2,105,578      -13.93%
                                                        1.10% EV***     1,530,413    12.233229     18,721,893      -13.98%
                                                        1.15% EV***       351,565    12.206849      4,291,501      -14.02%
                                                        1.20% EV***       224,806    12.180539      2,738,258      -14.06%
                                                        1.25% EV***       170,283    10.863760      1,849,914      -14.11%
                                                        1.30% EV***       105,891    10.841906      1,148,060      -14.15%
                                                        1.35% EV***        88,155    10.820100        953,846      -14.19%
                                                        1.40% EV***       227,730    10.798324      2,459,102      -14.24%
                                                        1.45% EV***        44,545    10.776550        480,041      -14.28%
                                                        1.50% EV***        83,014    10.754830        892,801      -14.33%
                                                        1.55% EV***       300,868    10.733147      3,229,260      -14.37%
                                                        1.60% EV***       107,620    10.711523      1,152,774      -14.41%
                                                        1.65% EV***        26,504    10.689888        283,325      -14.46%
                                                        1.70% EV***        56,276    10.668318        600,370      -14.50%
                                                        1.75% EV***        13,201    10.646756        140,548      -14.54%
                                                        1.80% EV***        11,412    10.625237        121,255      -14.59%
                                                        1.85% EV***        24,622    10.603733        261,085      -14.63%
                                                        1.95% EV***        48,982    10.560864        517,292      -14.72%
                                                        2.00% EV***         4,608    10.539480         48,566      -14.76%
                                                        2.05% EV***         1,709    10.518117         17,975      -14.81%
                                                        2.10% EV***         5,440    10.496801         57,103      -14.85%
                                                        2.15% EV***         6,083    10.475507         63,723      -14.89%
                                                        2.20% EV***           914    10.454246          9,555      -14.94%
                                                        2.25% EV***            82    10.433019            856      -14.98%

     American Century VP - Value Fund - Class II
            2002 ...................................    1.50%              49,336     8.616067        425,082      -13.84% 5/1/02
                                                        1.60%               7,354     8.610209         63,319      -13.90% 5/1/02
                                                        1.65%              34,349     8.607283        295,652      -13.93% 5/1/02
                                                        1.75%              16,860     8.601417        145,020      -13.99% 5/1/02

                                                         Contract                       Unit        Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              32,259     8.598478        277,378      -14.02% 5/1/02
                                                        1.90%              16,754     8.592617        143,961      -14.07% 5/1/02
                                                        1.95%              32,979     8.589686        283,279      -14.10% 5/1/02
                                                        2.00%               4,828     8.586757         41,457      -14.13% 5/1/02
                                                        2.05%              18,124     8.583822        155,573      -14.16% 5/1/02
                                                        2.10%              23,868     8.580888        204,809      -14.19% 5/1/02
                                                        2.15%               3,019     8.577952         25,897      -14.22% 5/1/02
                                                        2.20%              19,017     8.575017        163,071      -14.25% 5/1/02
                                                        2.35%               6,140     8.566206         52,597      -14.34% 5/1/02
                                                        2.45%               5,357     8.560331         45,858      -14.40% 5/1/02
                                                        2.50%                 859     8.557390          7,351      -14.43% 5/1/02
                                                        2.60%               5,160     8.551515         44,126      -14.48% 5/1/02

     BB&T VIF - Capital Appreciation Fund
            2002 ...................................    0.95%              24,080     8.310650        200,120      -20.76%
                                                        1.05%               6,251     8.301213         51,891      -20.84%
                                                        1.10%              17,262     8.296492        143,214      -20.88%
                                                        1.15%               1,595     8.291769         13,225      -20.92%
                                                        1.20%                 868     8.287053          7,193      -20.96%
                                                        1.25%               4,109     8.282334         34,032      -21.00%
                                                        1.30%                 939     8.277620          7,773      -21.04%
                                                        1.35%               2,819     8.272895         23,321      -21.08%
                                                        1.40%              31,408     8.268181        259,687      -21.12%
                                                        1.55%              12,639     8.254034        104,323      -21.24%
                                                        1.65%                 172     8.244599          1,418      -21.32%
                                                        1.40% EV***        24,635     8.224640        202,614      -21.50%

     BB&T VIF - Capital Manager Aggressive Growth Fund
            2002 ...................................    0.95%               8,489     7.948282         67,473      -22.00%
                                                        1.10%              11,923     7.934743         94,606      -22.12%
                                                        1.15%              25,745     7.930224        204,164      -22.16%
                                                        1.25%               1,376     7.921201         10,900      -22.24%
                                                        1.30%                 313     7.916685          2,478      -22.28%
                                                        1.35%               5,158     7.912177         40,811      -22.32%
                                                        1.55%              38,090     7.894129        300,687      -22.48%
                                                        1.60%               8,278     7.889625         65,310      -22.52%
                                                        1.70%              42,136     7.880599        332,057      -22.59%

     BB&T VIF - Growth and Income Fund
            2002 ...................................    0.95%              39,162     8.093319        316,951      -20.41%
                                                        1.05%               3,150     8.084119         25,465      -20.49%
                                                        1.10%              29,423     8.079525        237,724      -20.53%
                                                        1.15%              24,942     8.074931        201,405      -20.57%
                                                        1.20%                 936     8.070344          7,554      -20.61%
                                                        1.25%               6,898     8.065749         55,638      -20.65%
                                                        1.30%               2,172     8.061146         17,509      -20.69%
                                                        1.35%               9,025     8.056558         72,710      -20.73%
                                                        1.40%              22,700     8.051957        182,779      -20.77%
                                                        1.55%              34,368     8.038186        276,256      -20.89%
                                                        1.65%                 250     8.029005          2,007      -20.97%
                                                        1.70%                 206     8.024406          1,653      -21.01%

     BB&T VIF - Large Company Growth Fund
            2002 ...................................    0.95%              10,621     7.094799         75,354      -31.13%
                                                        1.05%                 406     7.086751          2,877      -31.20%
                                                        1.10%              18,118     7.082708        128,325      -31.24%
                                                        1.15%                 956     7.078674          6,767      -31.27%
                                                        1.25%               7,074     7.070624         50,018      -31.34%
                                                        1.30%               2,320     7.066588         16,394      -31.38%
                                                        1.35%               7,505     7.062559         53,005      -31.41%
                                                        1.40%              14,167     7.058531         99,998      -31.45%
                                                        1.55%              15,225     7.046459        107,282      -31.55%
                                                        1.65%                 272     7.038393          1,914      -31.62%
                                                        1.70%                 228     7.034366          1,604      -31.66%
                                                        1.40% EV***        29,500     7.015883        206,969      -31.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ....................................    0.95%               3,700     6.23             23,050      -34.78%
                                                        0.95%             355,634     6.230502      2,215,778      -34.78%
                                                        1.00%             123,611     6.214293        768,155      -34.82%
                                                        1.05%              40,348     6.198098        250,081      -34.85%
                                                        1.10%               2,678     7.65             20,487      -34.88%
                                                        1.10%               2,013     7.649197         15,398      -34.88%
                                                        1.15%                 101     7.63                767      -34.92%
                                                        1.15%                  49     7.632760            374      -34.92%
                                                        1.20%                  74     7.56                559      -34.95%
                                                        1.20%              39,938     7.559296        301,903      -34.95%
                                                        1.25%                 426     7.542705          3,213      -34.98%
                                                        1.30%               1,016     7.526163          7,647      -35.01%
                                                        1.35%               1,796     7.567283         13,591      -35.05%
                                                        1.40%                 684     7.550966          5,165      -35.08%
                                                        1.65%                  34     7.469866            254      -35.25%

     Credit Suisse Trust - International Focus Portfolio
           2002 ....................................    0.95%             774,988     6.721516      5,209,094      -20.67%
                                                        0.95%                 510     6.72              3,430      -20.67%
                                                        1.00%             360,338     6.704011      2,415,710      -20.71%
                                                        1.05%              81,415     6.686539        544,385      -20.75%
                                                        1.10%                 641     7.822670          5,014      -20.79%
                                                        1.10%               3,586     7.82             28,044      -20.79%
                                                        1.15%               2,233     7.805870         17,431      -20.83%
                                                        1.15%                 586     7.81              4,580      -20.83%
                                                        1.20%              49,710     7.285009        362,138      -20.87%
                                                        1.25%               8,281     7.269038         60,195      -20.91%
                                                        1.30%               4,054     7.253109         29,404      -20.95%
                                                        1.30%                  77     7.25                556      -20.95%
                                                        1.35%               1,555     7.738943         12,034      -20.99%
                                                        1.40%                 695     7.722272          5,367      -21.03%
                                                        1.45%                 536     7.705625          4,130      -21.07%
                                                        1.50%               4,375     7.689031         33,640      -21.11%
                                                        1.60%                 199     7.655883          1,524      -21.19%
                                                        1.65%               1,218     7.639349          9,305      -21.23%

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ....................................    0.95%             697,376     9.961544      6,946,942      -23.83%
                                                        0.95%               5,462     9.96             54,402      -23.83%
                                                        1.00%             319,349     9.935618      3,172,930      -23.87%
                                                        1.00%                 769     9.94              7,647      -23.87%
                                                        1.05%             102,948     9.909779      1,020,192      -23.90%
                                                        1.10%               6,146    10.223346         62,833      -23.94%
                                                        1.10%               4,393    10.22             44,896      -23.94%
                                                        1.15%               1,937    10.201400         19,760      -23.98%
                                                        1.15%                 293    10.20              2,993      -23.98%
                                                        1.20%             140,668    10.004585      1,407,325      -24.02%
                                                        1.25%              17,419     9.982657        173,888      -24.06%
                                                        1.25%                 447     9.98              4,465      -24.06%
                                                        1.30%              19,745     9.960794        196,676      -24.10%
                                                        1.30%                  53     9.96                532      -24.10%
                                                        1.35%                 856    10.113964          8,658      -24.13%
                                                        1.40%               4,606    10.092195         46,485      -24.17%
                                                        1.45%               1,010    10.070482         10,171      -24.21%
                                                        1.50%               9,047    10.048782         90,911      -24.25%
                                                        1.55%               1,949    10.027117         19,543      -24.29%
                                                        1.65%                 500     9.983912          4,992      -24.37%
                                                        1.70%                 166     7.501271          1,245      -24.40%
                                                        1.75%                 397     7.487286          2,972      -24.44%
                                                        1.80%               2,066     7.473332         15,440      -24.48%
                                                        0.95% EV***        41,786    10.092178        421,712      -24.22%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***        14,493    10.070464        145,951      -24.26%
                                                        1.05% EV***         1,250    10.048757         12,561      -24.30%
                                                        1.10% EV***           528    10.027124          5,294      -24.34%
                                                        1.15% EV***         3,276    10.005499         32,778      -24.37%
                                                        1.20% EV***           962     9.983939          9,605      -24.41%
                                                        1.35% EV***           489     8.294344          4,056      -24.53%
                                                        1.40% EV***           468     8.277629          3,874      -24.57%
                                                        1.45% EV***           137     8.260962          1,132      -24.61%
                                                        1.85% EV***            37     8.128453            301      -24.91%

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ....................................    1.50%               2,607     7.682670         20,029      -23.17% 5/1/02
                                                        1.60%                 313     7.677437          2,403      -23.23% 5/1/02
                                                        1.65%               2,499     7.674821         19,179      -23.25% 5/1/02
                                                        1.75%               2,804     7.669589         21,506      -23.30% 5/1/02
                                                        1.80%               3,560     7.666986         27,294      -23.33% 5/1/02
                                                        1.95%               5,691     7.659127         43,588      -23.41% 5/1/02
                                                        2.00%               1,838     7.656515         14,073      -23.43% 5/1/02
                                                        2.05%               5,345     7.653887         40,910      -23.46% 5/1/02
                                                        2.10%               2,409     7.651269         18,432      -23.49% 5/1/02
                                                        2.20%               9,823     7.646034         75,107      -23.54% 5/1/02
                                                        2.35%               1,958     7.638167         14,956      -23.62% 5/1/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ....................................    0.95%             253,906     7.626313      1,936,367      -23.74% 5/1/02
                                                        1.00%             153,935     7.623726      1,173,558      -23.76% 5/1/02
                                                        1.05%              22,930     7.621145        174,753      -23.79% 5/1/02
                                                        1.10%              41,836     7.618563        318,730      -23.81% 5/1/02
                                                        1.15%              38,538     7.615982        293,505      -23.84% 5/1/02
                                                        1.20%             123,452     7.613403        939,890      -23.87% 5/1/02
                                                        1.25%              35,638     7.610820        271,234      -23.89% 5/1/02
                                                        1.30%               9,373     7.608241         71,312      -23.92% 5/1/02
                                                        1.35%              20,154     7.605654        153,284      -23.94% 5/1/02
                                                        1.40%              49,501     7.603070        376,360      -23.97% 5/1/02
                                                        1.45%               2,736     7.600492         20,795      -24.00% 5/1/02
                                                        1.50%              18,515     7.597901        140,675      -24.02% 5/1/02
                                                        1.55%               1,721     7.595316         13,072      -24.05% 5/1/02
                                                        1.60%              14,416     7.592743        109,457      -24.07% 5/1/02
                                                        1.65%              12,634     7.590152         95,894      -24.10% 5/1/02
                                                        1.70%                 259     7.587564          1,965      -24.12% 5/1/02
                                                        1.75%               6,565     7.584974         49,795      -24.15% 5/1/02
                                                        1.80%               3,060     7.582387         23,202      -24.18% 5/1/02
                                                        1.85%               1,401     7.579801         10,619      -24.20% 5/1/02
                                                        1.90%                 230     7.577210          1,743      -24.23% 5/1/02
                                                        2.05%               3,462     7.569450         26,205      -24.31% 5/1/02
                                                        0.95% EV***        68,397     7.597818        519,668      -24.02% 5/1/02
                                                        1.00% EV***       210,932     7.595241      1,602,079      -24.05% 5/1/02
                                                        1.05% EV***         2,165     7.592665         16,438      -24.07% 5/1/02
                                                        1.10% EV***        67,557     7.590087        512,764      -24.10% 5/1/02
                                                        1.15% EV***        17,618     7.587506        133,677      -24.12% 5/1/02
                                                        1.20% EV***         4,310     7.584931         32,691      -24.15% 5/1/02
                                                        1.25% EV***         5,076     7.582359         38,488      -24.18% 5/1/02
                                                        1.35% EV***         2,469     7.577203         18,708      -24.23% 5/1/02
                                                        1.40% EV***        12,469     7.574618         94,448      -24.25% 5/1/02
                                                        1.45% EV***           311     7.572046          2,355      -24.28% 5/1/02
                                                        1.50% EV***           649     7.569456          4,913      -24.31% 5/1/02
                                                        1.55% EV***         4,611     7.566888         34,891      -24.33% 5/1/02
                                                        1.60% EV***        12,571     7.564303         95,091      -24.36% 5/1/02
                                                        1.65% EV***           182     7.561721          1,376      -24.38% 5/1/02
                                                        1.85% EV***            89     7.551398            672      -24.49% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ....................................    1.50%               1,594     7.527479         11,999      -24.73% 5/1/02
                                                        1.65%               3,885     7.519787         29,214      -24.80% 5/1/02
                                                        1.90%                 185     7.506973          1,389      -24.93% 5/1/02
                                                        1.95%               1,140     7.504405          8,555      -24.96% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.05%               3,025     7.499266         22,685      -25.01% 5/1/02
                                                        2.10%                 878     7.496707          6,582      -25.03% 5/1/02
                                                        2.15%                 659     7.494141          4,939      -25.06% 5/1/02
                                                        2.60%               1,586     7.471019         11,849      -25.29% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ....................................    0.95%             324,451     7.99          2,592,364      -29.62%
                                                        0.95%           5,328,864     7.987645     42,565,074      -29.62%
                                                        1.00%              32,451     7.97            258,631      -29.66%
                                                        1.00%           2,657,955     7.966842     21,175,508      -29.66%
                                                        1.05%               3,331     7.95             26,485      -29.69%
                                                        1.05%             463,992     7.946085      3,686,920      -29.69%
                                                        1.10%             688,961     7.79          5,367,010      -29.73%
                                                        1.10%             478,248     7.787219      3,724,222      -29.73%
                                                        1.15%             123,369     7.77            958,576      -29.76%
                                                        1.15%             191,760     7.770469      1,490,065      -29.76%
                                                        1.20%              24,738     7.74            191,469      -29.80%
                                                        1.20%           1,424,818     7.739942     11,028,009      -29.80%
                                                        1.25%              14,942     7.72            115,349      -29.84%
                                                        1.25%             147,350     7.722981      1,137,981      -29.84%
                                                        1.30%              22,203     7.71            171,188      -29.87%
                                                        1.30%             276,879     7.706045      2,133,642      -29.87%
                                                        1.35%                 459     7.70              3,532      -29.91%
                                                        1.35%             132,716     7.703845      1,022,423      -29.91%
                                                        1.40%             108,960     7.687264        837,604      -29.94%
                                                        1.45%              37,300     7.670681        286,116      -29.98%
                                                        1.50%              72,916     7.654150        558,110      -30.01%
                                                        1.55%              23,356     7.637651        178,385      -30.05%
                                                        1.60%              18,623     7.621164        141,929      -30.08%
                                                        1.65%              59,366     7.604702        451,461      -30.12%
                                                        1.70%              13,680     5.517158         75,475      -30.16%
                                                        1.75%              14,908     5.506865         82,096      -30.19%
                                                        1.80%               5,622     5.496597         30,902      -30.23%
                                                        1.85%               1,232     5.486341          6,759      -30.26%
                                                        1.90%               3,062     5.476092         16,768      -30.30%
                                                        1.95%                 837     5.465865          4,575      -30.33%
                                                        2.00%                 295     5.455641          1,609      -30.37%
                                                        2.05%              13,551     5.445448         73,791      -30.40%
                                                        2.10%                  12     5.435261             65      -30.44%
                                                        2.20%               2,248     5.414906         12,173      -30.51%
                                                        0.95% EV***     1,386,449     7.672583     10,637,645      -30.04%
                                                        1.00% EV***       962,789     7.656067      7,371,177      -30.08%
                                                        1.05% EV***        91,681     7.639561        700,403      -30.11%
                                                        1.10% EV***       286,016     7.623070      2,180,320      -30.15%
                                                        1.15% EV***       117,865     7.606625        896,555      -30.19%
                                                        1.20% EV***       112,288     7.590207        852,289      -30.22%
                                                        1.25% EV***        69,430     5.871045        407,627      -30.26%
                                                        1.30% EV***        10,146     5.859233         59,448      -30.29%
                                                        1.35% EV***        28,854     5.847427        168,722      -30.33%
                                                        1.40% EV***        53,121     5.835637        309,995      -30.36%
                                                        1.45% EV***        14,177     5.823873         82,565      -30.40%
                                                        1.50% EV***        37,384     5.812102        217,280      -30.44%
                                                        1.55% EV***        27,501     5.800370        159,516      -30.47%
                                                        1.60% EV***        12,881     5.788655         74,564      -30.51%
                                                        1.65% EV***         7,931     5.776964         45,817      -30.54%
                                                        1.70% EV***         2,226     5.765266         12,833      -30.58%
                                                        1.75% EV***         4,847     5.753587         27,888      -30.61%
                                                        1.80% EV***         7,447     5.741960         42,760      -30.65%
                                                        1.85% EV***         1,102     5.730325          6,315      -30.68%
                                                        1.90% EV***           450     5.718717          2,573      -30.72%
                                                        2.00% EV***           197     5.695542          1,122      -30.79%
                                                        2.25% EV***           534     5.637909          3,011      -30.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   -------------    --------
     Dreyfus Stock Index Fund - Initial Shares
           2002 ....................................    0.95%             668,139     9.43          6,300,550      -23.10%
                                                        0.95%          32,543,566     9.431842    306,945,773      -23.10%
                                                        1.00%             114,164     9.41          1,074,285      -23.14%
                                                        1.00%          16,917,560     9.407303    159,148,613      -23.14%
                                                        1.05%               9,085     9.38             85,216      -23.18%
                                                        1.05%           2,773,657     9.382799     26,024,666      -23.18%
                                                        1.10%           1,123,488     8.90          9,999,046      -23.22%
                                                        1.10%           3,035,344     8.895399     27,000,596      -23.22%
                                                        1.15%             366,940     8.88          3,258,423      -23.26%
                                                        1.15%           1,555,166     8.876292     13,804,108      -23.26%
                                                        1.20%              45,671     8.79            401,444      -23.30%
                                                        1.20%           9,658,523     8.790442     84,902,686      -23.30%
                                                        1.25%              45,656     8.77            400,400      -23.33%
                                                        1.25%             993,227     8.771190      8,711,783      -23.33%
                                                        1.30%              67,018     8.75            586,406      -23.37%
                                                        1.30%           2,092,202     8.751979     18,310,908      -23.37%
                                                        1.35%               2,721     8.80             23,946      -23.41%
                                                        1.35%           1,369,865     8.800186     12,055,067      -23.41%
                                                        1.40%           1,413,808     8.781243     12,414,992      -23.45%
                                                        1.45%             181,524     8.762333      1,590,574      -23.49%
                                                        1.50%             490,285     8.743455      4,286,785      -23.53%
                                                        1.55%             192,161     8.724586      1,676,525      -23.57%
                                                        1.60%             396,437     8.705780      3,451,293      -23.61%
                                                        1.65%             374,963     8.686976      3,257,295      -23.65%
                                                        1.70%             108,893     6.341490        690,544      -23.68%
                                                        1.75%             298,969     6.329672      1,892,376      -23.72%
                                                        1.80%             241,639     6.317855      1,526,640      -23.76%
                                                        1.85%              50,789     6.306075        320,279      -23.80%
                                                        1.90%              17,392     6.294303        109,471      -23.84%
                                                        1.95%               7,514     6.282549         47,207      -23.88%
                                                        2.00%               2,143     6.270812         13,438      -23.92%
                                                        2.05%              53,835     6.259089        336,958      -23.96%
                                                        2.10%               5,969     6.247385         37,291      -24.00%
                                                        2.15%                  20     6.235687            125      -24.03%
                                                        2.20%              36,791     6.224012        228,988      -24.07%
                                                        2.25%              12,557     5.894657         74,019      -24.11%
                                                        0.95% EV***     7,471,357     8.771777     65,537,077      -23.52%
                                                        1.00% EV***     3,900,666     8.752885     34,142,081      -23.56%
                                                        1.05% EV***       355,093     8.734026      3,101,391      -23.60%
                                                        1.10% EV***     2,600,220     8.715201     22,661,440      -23.64%
                                                        1.15% EV***       961,466     8.696399      8,361,292      -23.67%
                                                        1.20% EV***       375,655     8.677634      3,259,797      -23.71%
                                                        1.25% EV***       696,747     6.884081      4,796,463      -23.75%
                                                        1.30% EV***       227,373     6.870219      1,562,102      -23.79%
                                                        1.35% EV***       246,843     6.856397      1,692,454      -23.83%
                                                        1.40% EV***       287,007     6.842560      1,963,863      -23.87%
                                                        1.45% EV***       142,667     6.828781        974,242      -23.91%
                                                        1.50% EV***       191,362     6.815000      1,304,132      -23.95%
                                                        1.55% EV***       215,967     6.801239      1,468,843      -23.99%
                                                        1.60% EV***       254,494     6.787518      1,727,383      -24.02%
                                                        1.65% EV***        28,825     6.773800        195,255      -24.06%
                                                        1.70% EV***        80,571     6.760100        544,668      -24.10%
                                                        1.75% EV***        31,351     6.746443        211,508      -24.14%
                                                        1.80% EV***         4,771     6.732794         32,122      -24.18%
                                                        1.85% EV***         9,452     6.719167         63,510      -24.22%
                                                        1.90% EV***         1,219     6.705560          8,174      -24.26%
                                                        1.95% EV***           135     6.691959            903      -24.30%
                                                        2.00% EV***         3,324     6.678395         22,199      -24.34%
                                                        2.20% EV***            46     6.624325            305      -24.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ....................................    0.95%             157,719    10.64          1,678,127      -17.51%
                                                        0.95%           4,821,716    10.642941     51,317,239      -17.51%
                                                        1.00%              23,224    10.62            246,636      -17.55%
                                                        1.00%           2,344,733    10.615251     24,889,929      -17.55%
                                                        1.05%               2,239    10.59             23,707      -17.59%
                                                        1.05%             572,077    10.587631      6,056,940      -17.59%
                                                        1.10%             225,683     9.91          2,236,521      -17.63%
                                                        1.10%             458,204     9.914002      4,542,635      -17.63%
                                                        1.15%              66,369     9.89            656,394      -17.67%
                                                        1.15%             227,525     9.892733      2,250,844      -17.67%
                                                        1.20%               9,416     9.73             91,615      -17.71%
                                                        1.20%           1,610,872     9.728623     15,671,566      -17.71%
                                                        1.25%               4,170     9.71             40,493      -17.76%
                                                        1.25%             181,223     9.707308      1,759,187      -17.76%
                                                        1.30%              20,410     9.69            197,775      -17.80%
                                                        1.30%             381,726     9.686029      3,697,409      -17.80%
                                                        1.35%                 489     9.81              4,797      -17.84%
                                                        1.35%             293,976     9.807948      2,883,301      -17.84%
                                                        1.40%                 409     9.79              4,008      -17.88%
                                                        1.40%             258,982     9.786828      2,534,612      -17.88%
                                                        1.45%              23,361     9.765754        228,138      -17.92%
                                                        1.50%             126,927     9.744716      1,236,868      -17.96%
                                                        1.55%              52,321     9.723715        508,754      -18.01%
                                                        1.60%              49,299     9.702740        478,335      -18.05%
                                                        1.65%             130,244     9.681804      1,260,997      -18.09%
                                                        1.70%               8,203     7.258882         59,545      -18.13%
                                                        1.75%              19,452     7.245341        140,936      -18.17%
                                                        1.80%              65,450     7.231846        473,324      -18.22%
                                                        1.85%               6,223     7.218359         44,920      -18.26%
                                                        1.90%               8,658     7.204901         62,380      -18.30%
                                                        1.95%               2,279     7.191435         16,389      -18.34%
                                                        2.00%                 652     7.178001          4,680      -18.38%
                                                        2.05%              21,809     7.164595        156,253      -18.42%
                                                        2.15%                  88     7.137823            628      -18.51%
                                                        2.20%               2,622     7.124457         18,680      -18.55%
                                                        2.25%                 175     7.038931          1,232      -18.59%
                                                        0.95% EV***       969,671     9.782365      9,485,676      -17.93%
                                                        1.00% EV***       353,038     9.761307      3,446,112      -17.97%
                                                        1.05% EV***        43,824     9.740273        426,858      -18.01%
                                                        1.10% EV***       442,151     9.719301      4,297,399      -18.05%
                                                        1.15% EV***       114,508     9.698332      1,110,537      -18.09%
                                                        1.20% EV***        67,600     9.677418        654,193      -18.13%
                                                        1.25% EV***        56,974     7.791705        443,925      -18.18%
                                                        1.30% EV***        26,113     7.776043        203,056      -18.22%
                                                        1.35% EV***        19,158     7.760389        148,674      -18.26%
                                                        1.40% EV***        45,285     7.744749        350,721      -18.30%
                                                        1.45% EV***        13,723     7.729168        106,067      -18.34%
                                                        1.50% EV***        26,272     7.713570        202,651      -18.38%
                                                        1.55% EV***        40,049     7.698004        308,297      -18.43%
                                                        1.60% EV***        29,612     7.682477        227,494      -18.47%
                                                        1.65% EV***         6,761     7.666951         51,836      -18.51%
                                                        1.70% EV***        19,776     7.651471        151,315      -18.55%
                                                        1.75% EV***         8,085     7.636005         61,737      -18.59%
                                                        1.80% EV***         7,407     7.620549         56,445      -18.64%
                                                        1.85% EV***         9,472     7.605139         72,036      -18.68%
                                                        1.90% EV***           154     7.589752          1,169      -18.72%
                                                        1.95% EV***        30,114     7.574366        228,094      -18.76%
                                                        2.00% EV***         1,040     7.559023          7,861      -18.80%
                                                        2.10% EV***         1,520     7.528397         11,443      -18.89%
                                                        2.15% EV***         6,330     7.513112         47,558      -18.93%
                                                        2.20% EV***           642     7.497856          4,814      -18.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ....................................    1.50%               6,247     8.360985         52,231      -16.39% 5/1/02
                                                        1.60%              12,734     8.355301        106,396      -16.45% 5/1/02
                                                        1.65%              13,964     8.352453        116,634      -16.48% 5/1/02
                                                        1.75%               3,227     8.346767         26,935      -16.53% 5/1/02
                                                        1.80%               2,933     8.343929         24,473      -16.56% 5/1/02
                                                        1.90%               2,834     8.338234         23,631      -16.62% 5/1/02
                                                        1.95%              11,269     8.335391         93,932      -16.65% 5/1/02
                                                        2.05%              43,886     8.329690        365,557      -16.70% 5/1/02
                                                        2.10%               7,316     8.326847         60,919      -16.73% 5/1/02
                                                        2.20%              12,695     8.321157        105,637      -16.79% 5/1/02
                                                        2.35%                 725     8.312603          6,027      -16.87% 5/1/02
                                                        2.45%               2,614     8.306902         21,714      -16.93% 5/1/02
                                                        2.50%                 432     8.304046          3,587      -16.96% 5/1/02

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ....................................    0.95%               1,876     8.542795         16,026      -19.89%
                                                        1.10%                 359     8.528249          3,062      -20.01%
                                                        1.25%                 141     8.513692          1,200      -20.14%
                                                        1.35%               1,733     8.503992         14,737      -20.22%
                                                        1.40% EV***        23,167     7.585461        175,732      -20.65%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ....................................    0.95%                 124     8.736895          1,083      -13.06%
                                                        1.10%               3,225     8.722016         28,129      -13.19%
                                                        1.15%               3,223     8.717060         28,095      -13.24%
                                                        1.40%                 251     8.692270          2,182      -13.46%
                                                        1.55%               1,234     8.677395         10,708      -13.59%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ....................................    1.50%               3,758     8.060404         30,291      -19.40% 5/1/02
                                                        1.60%               3,432     8.054925         27,645      -19.45% 5/1/02
                                                        1.75%               1,911     8.046698         15,377      -19.53% 5/1/02
                                                        1.80%               1,127     8.043954          9,066      -19.56% 5/1/02
                                                        1.95%               6,278     8.035723         50,448      -19.64% 5/1/02
                                                        2.10%                  12     8.027486             96      -19.73% 5/1/02
                                                        2.20%                 148     8.021996          1,187      -19.78% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ....................................    1.50%               3,134     8.136153         25,499      -18.64% 5/1/02
                                                        1.60%              17,856     8.130621        145,180      -18.69% 5/1/02
                                                        1.80%               1,276     8.119551         10,361      -18.80% 5/1/02
                                                        1.90%               1,646     8.114008         13,356      -18.86% 5/1/02
                                                        1.95%              10,048     8.111235         81,502      -18.89% 5/1/02
                                                        2.05%               8,512     8.105694         68,996      -18.94% 5/1/02
                                                        2.10%                 197     8.102923          1,596      -18.97% 5/1/02
                                                        2.20%              10,869     8.097385         88,010      -19.03% 5/1/02
                                                        2.60%               1,187     8.075185          9,585      -19.25% 5/1/02

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ....................................    1.50%              22,412     9.601107        215,180       -3.99% 5/1/02
                                                        1.60%               2,619     9.594594         25,128       -4.05% 5/1/02
                                                        1.65%              17,537     9.591337        168,203       -4.09% 5/1/02
                                                        1.75%               4,947     9.584812         47,416       -4.15% 5/1/02
                                                        1.80%               1,345     9.581547         12,887       -4.18% 5/1/02
                                                        1.90%                 444     9.575028          4,251       -4.25% 5/1/02
                                                        1.95%              10,407     9.571762         99,613       -4.28% 5/1/02
                                                        2.00%                 567     9.568491          5,425       -4.32% 5/1/02
                                                        2.05%              28,579     9.565241        273,365       -4.35% 5/1/02
                                                        2.10%               8,288     9.561965         79,250       -4.38% 5/1/02
                                                        2.15%               5,571     9.558703         53,252       -4.41% 5/1/02
                                                        2.20%               9,104     9.555433         86,993       -4.45% 5/1/02
                                                        2.35%               3,270     9.545638         31,214       -4.54% 5/1/02
                                                        2.45%                 309     9.539092          2,948       -4.61% 5/1/02
                                                        2.50%               1,411     9.535831         13,455       -4.64% 5/1/02
                                                        2.60%               1,229     9.529281         11,711       -4.71% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ....................................    0.95%              29,495    12.43            366,621      8.27%
                                                        0.95%           7,863,779    12.427549     97,727,499      8.27%
                                                        1.00%               4,921    12.40             61,018      8.21%
                                                        1.00%           2,829,491    12.404594     35,098,687      8.21%
                                                        1.05%                 671    12.38              8,313      8.16%
                                                        1.05%             530,807    12.381646      6,572,264      8.16%
                                                        1.10%              25,182    12.36            311,251      8.10%
                                                        1.10%           1,907,188    12.358755     23,570,469      8.10%
                                                        1.15%               3,519    12.34             43,427      8.05%
                                                        1.15%           1,006,137    12.335897     12,411,602      8.05%
                                                        1.20%                 557    12.31              6,859      8.00%
                                                        1.20%           4,768,723    12.313044     58,717,496      8.00%
                                                        1.25%                 451    12.29              5,546      7.94%
                                                        1.25%             379,021    12.290233      4,658,256      7.94%
                                                        1.30%                 191    12.27              2,348      7.89%
                                                        1.30%             763,064    12.267458      9,360,856      7.89%
                                                        1.35%           1,021,788    12.244728     12,511,516      7.83%
                                                        1.40%           1,294,920    12.222015     15,826,532      7.78%
                                                        1.45%              72,811    12.199338        888,246      7.72%
                                                        1.50%             247,375    12.176693      3,012,209      7.67%
                                                        1.55%             190,946    12.154048      2,320,767      7.61%
                                                        1.60%             198,304    12.131471      2,405,719      7.56%
                                                        1.65%             259,548    12.108907      3,142,843      7.50%
                                                        1.70%              82,994    12.086367      1,003,096      7.45%
                                                        1.75%             312,766    12.063856      3,773,164      7.39%
                                                        1.80%             167,948    12.041407      2,022,330      7.34%
                                                        1.85%             254,215    12.018959      3,055,400      7.28%
                                                        1.90%              13,926    11.996568        167,064      7.23%
                                                        1.95%               2,848    11.974186         34,102      7.18%
                                                        2.00%               2,600    11.951842         31,075      7.12%
                                                        2.05%              17,474    11.929514        208,456      7.07%
                                                        2.10%               1,328    11.907225         15,813      7.01%
                                                        2.15%                  62    11.884957            737      6.96%
                                                        2.20%              24,434    11.862727        289,854      6.90%
                                                        2.25%              21,446    12.271126        263,167      6.85%
                                                        0.95% EV***     3,926,124    12.141594     47,669,404      7.81%
                                                        1.00% EV***     1,387,212    12.118915     16,811,504      7.75%
                                                        1.05% EV***       249,913    12.096247      3,023,009      7.70%
                                                        1.10% EV***     1,792,609    12.073595     21,643,235      7.64%
                                                        1.15% EV***       739,205    12.050965      8,908,134      7.59%
                                                        1.20% EV***       224,861    12.028405      2,704,719      7.53%
                                                        1.25% EV***       194,674    12.005867      2,337,230      7.48%
                                                        1.30% EV***       176,494    11.983338      2,114,987      7.42%
                                                        1.35% EV***        47,022    11.960850        562,423      7.37%
                                                        1.40% EV***       282,414    11.938418      3,371,576      7.31%
                                                        1.45% EV***        28,830    11.916002        343,538      7.26%
                                                        1.50% EV***        40,951    11.893605        487,055      7.20%
                                                        1.55% EV***       202,066    11.871208      2,398,768      7.15%
                                                        1.60% EV***       114,623    11.848884      1,358,155      7.10%
                                                        1.65% EV***        51,659    11.826597        610,950      7.04%
                                                        1.70% EV***        54,672    11.804329        645,366      6.99%
                                                        1.75% EV***        27,454    11.782079        323,465      6.93%
                                                        1.80% EV***        15,891    11.759881        186,876      6.88%
                                                        1.85% EV***        36,894    11.737709        433,051      6.82%
                                                        1.90% EV***           201    11.715579          2,355      6.77%
                                                        1.95% EV***        61,554    11.693464        719,779      6.71%
                                                        2.00% EV***           188    11.671358          2,194      6.66%
                                                        2.05% EV***         2,371    11.649283         27,620      6.60%
                                                        2.10% EV***         6,298    11.627274         73,229      6.55%
                                                        2.15% EV***        14,770    11.605273        171,410      6.49%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20% EV***         1,216    11.583313         14,085        6.44%
                                                        2.25% EV***         2,716    11.561367         31,401        6.38%

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ....................................    1.50%             103,583    10.674330      1,105,679        6.74% 5/1/02
                                                        1.60%              20,435    10.667089        217,982        6.67% 5/1/02
                                                        1.65%              64,180    10.663471        684,382        6.63% 5/1/02
                                                        1.75%              18,269    10.656222        194,679        6.56% 5/1/02
                                                        1.80%               9,900    10.652603        105,461        6.53% 5/1/02
                                                        1.90%               3,691    10.645349         39,292        6.45% 5/1/02
                                                        1.95%              48,819    10.641725        519,518        6.42% 5/1/02
                                                        2.00%               1,992    10.638091         21,191        6.38% 5/1/02
                                                        2.05%              30,839    10.634467        327,956        6.34% 5/1/02
                                                        2.10%              38,232    10.630846        406,439        6.31% 5/1/02
                                                        2.15%               5,503    10.627205         58,482        6.27% 5/1/02
                                                        2.20%              19,314    10.623577        205,184        6.24% 5/1/02
                                                        2.30%                 104    10.616316          1,104        6.16% 5/1/02
                                                        2.35%               3,124    10.612679         33,154        6.13% 5/1/02
                                                        2.45%               2,279    10.605424         24,170        6.05% 5/1/02
                                                        2.50%               7,948    10.601791         84,263        6.02% 5/1/02
                                                        2.60%              15,448    10.594526        163,664        5.95% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ....................................    0.95%             161,675     9.97          1,611,895      -17.79%
                                                        0.95%          18,534,616     9.967020    184,734,888      -17.79%
                                                        1.00%              16,716     9.94            166,155      -17.83%
                                                        1.00%           9,117,274     9.941078     90,635,532      -17.83%
                                                        1.05%               2,376     9.92             23,575      -17.87%
                                                        1.05%           1,927,082     9.915199     19,107,402      -17.87%
                                                        1.10%             191,367    10.24          1,959,597      -17.91%
                                                        1.10%           2,586,383    10.243000     26,492,321      -17.91%
                                                        1.15%              53,434    10.22            546,098      -17.95%
                                                        1.15%           1,276,492    10.220994     13,047,017      -17.95%
                                                        1.20%               7,210    10.24             73,831      -17.99%
                                                        1.20%           6,635,334    10.236736     67,924,162      -17.99%
                                                        1.25%              14,476    10.21            147,801      -18.04%
                                                        1.25%             692,248    10.214304      7,070,832      -18.04%
                                                        1.30%              14,983    10.19            152,680      -18.08%
                                                        1.30%             938,035    10.191923      9,560,380      -18.08%
                                                        1.35%           1,489,762    10.133398     15,096,351      -18.12%
                                                        1.40%                 450    10.11              4,553      -18.16%
                                                        1.40%             973,240    10.111588      9,841,002      -18.16%
                                                        1.45%             122,659    10.089795      1,237,604      -18.20%
                                                        1.50%             423,463    10.068066      4,263,453      -18.24%
                                                        1.55%             191,296    10.046372      1,921,831      -18.29%
                                                        1.60%             359,373    10.024679      3,602,599      -18.33%
                                                        1.65%             437,821    10.003066      4,379,552      -18.37%
                                                        1.70%              68,718     7.544918        518,472      -18.41%
                                                        1.75%             223,737     7.530864      1,684,933      -18.45%
                                                        1.80%             292,312     7.516835      2,197,261      -18.49%
                                                        1.85%              44,833     7.502801        336,373      -18.54%
                                                        1.90%              12,007     7.488805         89,918      -18.58%
                                                        1.95%              14,972     7.474825        111,913      -18.62%
                                                        2.00%               4,752     7.460863         35,454      -18.66%
                                                        2.05%              72,615     7.446930        540,759      -18.70%
                                                        2.15%                  85     7.419096            631      -18.78%
                                                        2.20%              25,233     7.405226        186,856      -18.83%
                                                        2.25%               8,266     8.265957         68,326      -18.87%
                                                        0.95% EV***     5,966,038    10.110831     60,321,602      -18.20%
                                                        1.00% EV***     2,429,072    10.089058     24,507,048      -18.25%
                                                        1.05% EV***       267,521    10.067338      2,693,224      -18.29%
                                                        1.10% EV***     2,138,907    10.045642     21,486,694      -18.33%
                                                        1.15% EV***       788,643    10.024003      7,905,360      -18.37%
                                                        1.20% EV***       263,033    10.002359      2,630,950      -18.41%
                                                        1.25% EV***       258,259     8.476745      2,189,196      -18.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30% EV***       149,215     8.459685      1,262,312      -18.49%
                                                        1.35% EV***       191,655     8.442647      1,618,076      -18.54%
                                                        1.40% EV***       312,820     8.425665      2,635,717      -18.58%
                                                        1.45% EV***        25,237     8.408673        212,210      -18.62%
                                                        1.50% EV***        81,854     8.391713        686,895      -18.66%
                                                        1.55% EV***       169,114     8.374802      1,416,296      -18.70%
                                                        1.60% EV***       149,134     8.357900      1,246,447      -18.74%
                                                        1.65% EV***         7,603     8.341019         63,417      -18.79%
                                                        1.70% EV***        20,404     8.324180        169,847      -18.83%
                                                        1.75% EV***        21,817     8.307354        181,242      -18.87%
                                                        1.80% EV***        16,892     8.290547        140,044      -18.91%
                                                        1.85% EV***         4,695     8.273780         38,845      -18.95%
                                                        1.90% EV***            94     8.257019            776      -18.99%
                                                        1.95% EV***           843     8.240313          6,947      -19.04%
                                                        2.00% EV***         6,797     8.223621         55,896      -19.08%
                                                        2.10% EV***         1,753     8.190292         14,358      -19.16%
                                                        2.15% EV***         5,851     8.173676         47,824      -19.20%
                                                        2.20% EV***            34     8.157072            277      -19.24%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ....................................    1.50%             103,682     8.181219        848,245      -18.19% 5/1/02
                                                        1.60%              30,365     8.175659        248,254      -18.24% 5/1/02
                                                        1.65%              64,617     8.172872        528,106      -18.27% 5/1/02
                                                        1.75%              38,137     8.167310        311,477      -18.33% 5/1/02
                                                        1.80%              30,777     8.164523        251,280      -18.35% 5/1/02
                                                        1.90%              10,621     8.158949         86,656      -18.41% 5/1/02
                                                        1.95%              44,744     8.156165        364,939      -18.44% 5/1/02
                                                        2.00%               2,343     8.153375         19,103      -18.47% 5/1/02
                                                        2.05%              26,086     8.150588        212,616      -18.49% 5/1/02
                                                        2.10%              44,512     8.147807        362,675      -18.52% 5/1/02
                                                        2.15%                 845     8.145012          6,883      -18.55% 5/1/02
                                                        2.20%              18,684     8.142232        152,129      -18.58% 5/1/02
                                                        2.30%                 273     8.136651          2,221      -18.63% 5/1/02
                                                        2.35%                 765     8.133860          6,222      -18.66% 5/1/02
                                                        2.45%               5,871     8.128283         47,721      -18.72% 5/1/02
                                                        2.50%              13,570     8.125501        110,263      -18.74% 5/1/02
                                                        2.60%               7,877     8.119907         63,961      -18.80% 5/1/02

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ....................................    0.95%             160,397     9.35          1,499,712      -30.86%
                                                        0.95%          17,097,622     9.345645    159,788,306      -30.86%
                                                        1.00%              23,887     9.32            222,631      -30.90%
                                                        1.00%           9,566,665     9.321332     89,174,061      -30.90%
                                                        1.05%               2,049     9.30             19,053      -30.93%
                                                        1.05%           1,534,126     9.297061     14,262,863      -30.93%
                                                        1.10%             399,009     8.66          3,455,418      -30.97%
                                                        1.10%           2,001,192     8.662889     17,336,104      -30.97%
                                                        1.15%              91,574     8.64            791,197      -31.00%
                                                        1.15%             874,258     8.644282      7,557,333      -31.00%
                                                        1.20%               9,352     8.70             81,360      -31.04%
                                                        1.20%           7,886,970     8.695091     68,577,922      -31.04%
                                                        1.25%               7,811     8.68             67,800      -31.07%
                                                        1.25%             707,364     8.676036      6,137,116      -31.07%
                                                        1.30%               9,250     8.66             80,107      -31.11%
                                                        1.30%           1,615,401     8.657007     13,984,538      -31.11%
                                                        1.35%               1,583     8.57             13,571      -31.14%
                                                        1.35%           1,238,712     8.570136     10,615,930      -31.14%
                                                        1.40%             659,145     8.551687      5,636,802      -31.18%
                                                        1.45%             113,040     8.533273        964,601      -31.21%
                                                        1.50%             379,091     8.514851      3,227,903      -31.25%
                                                        1.55%              94,522     8.496503        803,106      -31.28%
                                                        1.60%             180,450     8.478157      1,529,883      -31.32%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65%             374,709     8.459859      3,169,985      -31.35%
                                                        1.70%              79,984     5.977313        478,089      -31.39%
                                                        1.75%             210,393     5.966173      1,255,241      -31.42%
                                                        1.80%             137,240     5.955034        817,269      -31.46%
                                                        1.85%              23,715     5.943919        140,960      -31.49%
                                                        1.90%               2,709     5.932835         16,072      -31.53%
                                                        1.95%               4,547     5.921737         26,926      -31.56%
                                                        2.00%               2,410     5.910677         14,245      -31.60%
                                                        2.05%              25,200     5.899618        148,670      -31.63%
                                                        2.10%               8,661     5.888587         51,001      -31.67%
                                                        2.20%              12,016     5.866545         70,492      -31.74%
                                                        0.95% EV***     6,579,249     8.538084     56,174,181      -31.27%
                                                        1.00% EV***     3,603,543     8.519700     30,701,105      -31.30%
                                                        1.05% EV***       342,482     8.501335      2,911,554      -31.34%
                                                        1.10% EV***     1,712,839     8.482994     14,530,003      -31.37%
                                                        1.15% EV***       485,490     8.464689      4,109,522      -31.41%
                                                        1.20% EV***       363,000     8.446424      3,066,052      -31.44%
                                                        1.25% EV***       782,576     6.294838      4,926,189      -31.48%
                                                        1.30% EV***       103,124     6.282154        647,841      -31.51%
                                                        1.35% EV***       111,622     6.269497        699,814      -31.55%
                                                        1.40% EV***       194,000     6.256857      1,213,830      -31.58%
                                                        1.45% EV***        89,319     6.244227        557,728      -31.62%
                                                        1.50% EV***        64,133     6.231628        399,653      -31.65%
                                                        1.55% EV***       175,800     6.219039      1,093,307      -31.69%
                                                        1.60% EV***        72,931     6.206479        452,645      -31.72%
                                                        1.65% EV***        25,890     6.193942        160,361      -31.76%
                                                        1.70% EV***        36,817     6.181406        227,581      -31.79%
                                                        1.75% EV***        18,332     6.168903        113,088      -31.83%
                                                        1.80% EV***         6,343     6.156416         39,050      -31.86%
                                                        1.85% EV***         7,937     6.143946         48,764      -31.90%
                                                        1.90% EV***           211     6.131490          1,294      -31.93%
                                                        1.95% EV***            95     6.119054            581      -31.97%
                                                        2.05% EV***           413     6.094257          2,517      -32.04%
                                                        2.15% EV***         7,368     6.069530         44,720      -32.11%
                                                        2.20% EV***            67     6.057185            406      -32.14%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ....................................    1.50%              46,247     7.438044        343,987      -25.62% 5/1/02
                                                        1.60%              18,166     7.432981        135,028      -25.67% 5/1/02
                                                        1.65%              27,789     7.430451        206,485      -25.70% 5/1/02
                                                        1.75%              16,544     7.425381        122,846      -25.75% 5/1/02
                                                        1.80%               6,509     7.422855         48,315      -25.77% 5/1/02
                                                        1.90%                 361     7.417784          2,678      -25.82% 5/1/02
                                                        1.95%              16,637     7.415251        123,368      -25.85% 5/1/02
                                                        2.00%                 983     7.412716          7,287      -25.87% 5/1/02
                                                        2.05%              41,118     7.410187        304,692      -25.90% 5/1/02
                                                        2.10%               9,254     7.407642         68,550      -25.92% 5/1/02
                                                        2.20%               9,818     7.402571         72,678      -25.97% 5/1/02
                                                        2.35%                 184     7.394955          1,361      -26.05% 5/1/02
                                                        2.45%               5,114     7.389888         37,792      -26.10% 5/1/02
                                                        2.60%               3,952     7.382277         29,175      -26.18% 5/1/02

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ....................................    0.95%             155,486     7.05          1,096,179        2.63%
                                                        0.95%           9,076,686     7.045440     63,949,247        2.63%
                                                        1.00%               7,857     7.03             55,236        2.58%
                                                        1.00%           3,788,342     7.027108     26,621,088        2.58%
                                                        1.05%               4,243     7.01             29,744        2.53%
                                                        1.05%           1,315,908     7.008816      9,222,957        2.53%
                                                        1.10%             120,363     7.69            925,592        2.48%
                                                        1.10%             910,988     7.692360      7,007,648        2.48%
                                                        1.15%              19,052     7.68            146,322        2.43%
                                                        1.15%             344,265     7.675825      2,642,518        2.43%
                                                        1.20%               2,629     7.55             19,847        2.37%
                                                        1.20%           3,658,404     7.554754     27,638,342        2.37%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%               2,776     7.54              20,928       2.32%
                                                        1.25%             280,662     7.538157       2,115,674       2.32%
                                                        1.30%               2,767     7.52              20,806       2.27%
                                                        1.30%             414,418     7.521629       3,117,098       2.27%
                                                        1.35%               1,540     7.61              11,717       2.22%
                                                        1.35%             383,124     7.610038       2,915,588       2.22%
                                                        1.40%             303,944     7.593653       2,308,045       2.17%
                                                        1.45%              22,397     7.577300         169,709       2.12%
                                                        1.50%             105,546     7.560980         798,031       2.06%
                                                        1.55%              51,679     7.544684         389,902       2.01%
                                                        1.60%              81,059     7.528392         610,244       1.96%
                                                        1.65%              93,458     7.512154         702,071       1.91%
                                                        1.70%              10,990     6.490761          71,333       1.86%
                                                        1.75%              58,528     6.478666         379,183       1.80%
                                                        1.80%              54,118     6.466604         349,960       1.75%
                                                        1.85%              12,980     6.454537          83,780       1.70%
                                                        1.90%                 179     6.442506           1,153       1.65%
                                                        2.00%                 328     6.418462           2,105       1.55%
                                                        2.05%              18,822     6.406466         120,583       1.49%
                                                        2.20%              19,278     6.370568         122,812       1.34%
                                                        2.25%                 210     6.714163           1,410       1.29%
                                                        0.95% EV***     2,344,662     7.580848      17,774,526       2.12%
                                                        1.00% EV***     1,149,115     7.564517       8,692,500       2.07%
                                                        1.05% EV***       204,072     7.548221       1,540,381       2.02%
                                                        1.10% EV***       761,403     7.531950       5,734,849       1.97%
                                                        1.15% EV***       400,000     7.515707       3,006,283       1.92%
                                                        1.20% EV***       131,502     7.499501         986,199       1.86%
                                                        1.25% EV***       118,522     7.030420         833,259       1.81%
                                                        1.30% EV***       153,885     7.016265       1,079,698       1.76%
                                                        1.35% EV***        40,577     7.002138         284,126       1.71%
                                                        1.40% EV***        85,182     6.988034         595,255       1.66%
                                                        1.45% EV***         7,224     6.973961          50,380       1.60%
                                                        1.50% EV***        26,149     6.959873         181,994       1.55%
                                                        1.55% EV***        42,149     6.945807         292,759       1.50%
                                                        1.60% EV***        35,987     6.931802         249,455       1.45%
                                                        1.65% EV***        61,738     6.917784         427,090       1.40%
                                                        1.70% EV***        38,792     6.903835         267,814       1.35%
                                                        1.75% EV***        11,592     6.889855          79,867       1.29%
                                                        1.80% EV***         1,011     6.875918           6,952       1.24%
                                                        1.85% EV***         2,340     6.862008          16,057       1.19%
                                                        2.20% EV***            43     6.765173             291       0.83%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002 ....................................    0.95%              17,811     7.68             136,785     -21.10%
                                                        0.95%           3,152,328     7.680997      24,213,022     -21.10%
                                                        1.00%               3,025     7.66              23,171     -21.14%
                                                        1.00%           1,212,326     7.661004       9,287,634     -21.14%
                                                        1.05%             306,410     7.641053       2,341,295     -21.18%
                                                        1.10%              30,386     8.42             255,851     -21.22%
                                                        1.10%             116,811     8.421945         983,776     -21.22%
                                                        1.15%              13,089     8.40             109,944     -21.26%
                                                        1.15%              59,810     8.403857         502,635     -21.26%
                                                        1.20%               2,851     7.78              22,178     -21.30%
                                                        1.20%           1,097,807     7.775040       8,535,493     -21.30%
                                                        1.25%                  87     7.76                 677     -21.34%
                                                        1.25%              91,887     7.757996         712,859     -21.34%
                                                        1.30%               1,034     7.74               8,003     -21.38%
                                                        1.30%             166,392     7.740990       1,288,039     -21.38%
                                                        1.35%              84,579     8.331809         704,696     -21.42%
                                                        1.40%              52,706     8.313864         438,191     -21.46%
                                                        1.45%              14,954     8.295957         124,058     -21.50%
                                                        1.50%              42,344     8.278081         350,527     -21.54%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,161     8.260228         92,192      -21.58%
                                                        1.60%              19,046     8.242406        156,985      -21.62%
                                                        1.65%              26,237     8.224601        215,789      -21.66%
                                                        1.70%               9,243     6.288770         58,127      -21.70%
                                                        1.75%               5,199     6.277043         32,634      -21.74%
                                                        1.80%              20,134     6.265330        126,146      -21.78%
                                                        1.85%                  47     6.253645            294      -21.82%
                                                        1.90%                 337     6.241968          2,104      -21.86%
                                                        2.05%               5,683     6.207036         35,275      -21.98%
                                                        2.20%               5,977     6.172254         36,892      -22.10%
                                                        0.95% EV***       505,984     8.302960      4,201,165      -21.54%
                                                        1.00% EV***       308,123     8.285079      2,552,823      -21.58%
                                                        1.05% EV***        18,513     8.267222        153,051      -21.62%
                                                        1.10% EV***       100,438     8.249389        828,552      -21.66%
                                                        1.15% EV***        33,714     8.231611        277,521      -21.70%
                                                        1.20% EV***        24,339     8.213838        199,917      -21.74%
                                                        1.25% EV***        14,952     6.716533        100,426      -21.77%
                                                        1.30% EV***        14,025     6.703010         94,010      -21.81%
                                                        1.35% EV***         8,521     6.689501         57,001      -21.85%
                                                        1.40% EV***        33,439     6.676020        223,239      -21.89%
                                                        1.45% EV***         7,708     6.662566         51,355      -21.93%
                                                        1.50% EV***         9,723     6.649119         64,649      -21.97%
                                                        1.55% EV***        13,532     6.635696         89,794      -22.01%
                                                        1.60% EV***         6,649     6.622288         44,032      -22.05%
                                                        1.65% EV***         4,481     6.608912         29,615      -22.09%
                                                        1.80% EV***           154     6.568885          1,012      -22.21%
                                                        1.85% EV***            51     6.555586            334      -22.25%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002 ....................................    1.50%              18,910     7.718273        145,953      -22.82% 5/1/02
                                                        1.60%              12,120     7.713021         93,482      -22.87% 5/1/02
                                                        1.65%              29,320     7.710394        226,069      -22.90% 5/1/02
                                                        1.75%              11,503     7.705133         88,632      -22.95% 5/1/02
                                                        1.80%               9,723     7.702512         74,892      -22.97% 5/1/02
                                                        1.90%               5,767     7.697259         44,390      -23.03% 5/1/02
                                                        1.95%              44,665     7.694630        343,681      -23.05% 5/1/02
                                                        2.00%               2,359     7.691991         18,145      -23.08% 5/1/02
                                                        2.05%              21,093     7.689363        162,192      -23.11% 5/1/02
                                                        2.10%              14,269     7.686734        109,682      -23.13% 5/1/02
                                                        2.15%                 619     7.684104          4,756      -23.16% 5/1/02
                                                        2.20%              19,972     7.681468        153,414      -23.19% 5/1/02
                                                        2.35%               1,046     7.673577          8,027      -23.26% 5/1/02
                                                        2.45%               5,728     7.668310         43,924      -23.32% 5/1/02
                                                        2.50%               1,923     7.665671         14,741      -23.34% 5/1/02
                                                        2.60%               3,360     7.660402         25,739      -23.40% 5/1/02

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002 ....................................    0.95%             726,014     7.747856      5,625,052      -22.52% 5/1/02
                                                        1.00%             171,279     7.745225      1,326,594      -22.55% 5/1/02
                                                        1.05%              35,812     7.742612        277,278      -22.57% 5/1/02
                                                        1.10%              85,196     7.739985        659,416      -22.60% 5/1/02
                                                        1.15%              63,478     7.737361        491,152      -22.63% 5/1/02
                                                        1.20%             402,647     7.734738      3,114,369      -22.65% 5/1/02
                                                        1.25%              18,142     7.732121        140,276      -22.68% 5/1/02
                                                        1.30%              58,270     7.729491        450,397      -22.71% 5/1/02
                                                        1.35%              59,582     7.726868        460,382      -22.73% 5/1/02
                                                        1.40%             142,079     7.724242      1,097,453      -22.76% 5/1/02
                                                        1.45%               2,181     7.721614         16,841      -22.78% 5/1/02
                                                        1.50%              21,285     7.718997        164,299      -22.81% 5/1/02
                                                        1.55%               8,447     7.716368         65,180      -22.84% 5/1/02
                                                        1.60%              19,278     7.713742        148,706      -22.86% 5/1/02
                                                        1.65%              34,256     7.711109        264,152      -22.89% 5/1/02
                                                        1.70%               1,881     7.708483         14,500      -22.92% 5/1/02
                                                        1.75%               3,915     7.705852         30,168      -22.94% 5/1/02
                                                        1.80%               5,208     7.703235         40,118      -22.97% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%               5,361     7.700598         41,283      -22.99% 5/1/02
                                                        1.90%               2,307     7.697965         17,759      -23.02% 5/1/02
                                                        2.00%                   6     7.692711             46      -23.07% 5/1/02
                                                        2.05%              14,622     7.690083        112,444      -23.10% 5/1/02
                                                        2.20%               4,111     7.682181         31,581      -23.18% 5/1/02
                                                        2.25%                 284     7.679551          2,181      -23.20% 5/1/02
                                                        0.95% EV***       211,737     7.720305      1,634,674      -22.80% 5/1/02
                                                        1.00% EV***        58,657     7.717683        452,696      -22.82% 5/1/02
                                                        1.05% EV***         7,566     7.715069         58,372      -22.85% 5/1/02
                                                        1.10% EV***        73,092     7.712454        563,719      -22.88% 5/1/02
                                                        1.15% EV***        12,799     7.709829         98,678      -22.90% 5/1/02
                                                        1.20% EV***        22,016     7.707218        169,682      -22.93% 5/1/02
                                                        1.25% EV***         8,426     7.704590         64,919      -22.95% 5/1/02
                                                        1.30% EV***         2,724     7.701974         20,980      -22.98% 5/1/02
                                                        1.35% EV***         8,238     7.699353         63,427      -23.01% 5/1/02
                                                        1.40% EV***        13,301     7.696733        102,374      -23.03% 5/1/02
                                                        1.45% EV***           405     7.694115          3,116      -23.06% 5/1/02
                                                        1.50% EV***           247     7.691485          1,900      -23.09% 5/1/02
                                                        1.55% EV***         1,574     7.688878         12,102      -23.11% 5/1/02
                                                        1.60% EV***         3,666     7.686245         28,178      -23.14% 5/1/02
                                                        1.65% EV***           841     7.683625          6,462      -23.16% 5/1/02
                                                        1.70% EV***         1,252     7.681001          9,617      -23.19% 5/1/02
                                                        1.75% EV***         1,303     7.678376         10,005      -23.22% 5/1/02
                                                        1.85% EV***            85     7.673136            652      -23.27% 5/1/02
                                                        2.15% EV***         2,507     7.657369         19,197      -23.43% 5/1/02
                                                        2.20% EV***            18     7.654744            138      -23.45% 5/1/02
                                                        2.25% EV***           800     7.652115          6,122      -23.48% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002 ....................................    0.95%             240,508    11.34          2,727,357      -10.29%
                                                        0.95%          15,001,343    11.336946    170,069,416      -10.29%
                                                        1.00%              23,729    11.31            268,377      -10.33%
                                                        1.00%           7,425,811    11.307460     83,967,061      -10.33%
                                                        1.05%               1,234    11.28             13,917      -10.38%
                                                        1.05%           1,198,461    11.278034     13,516,284      -10.38%
                                                        1.10%             441,974    11.26          4,976,625      -10.42%
                                                        1.10%           1,264,891    11.255043     14,236,403      -10.42%
                                                        1.15%              84,084    11.23            944,265      -10.47%
                                                        1.15%             604,920    11.230871      6,793,778      -10.47%
                                                        1.20%              11,022    11.04            121,682      -10.51%
                                                        1.20%           5,632,662    11.039054     62,179,260      -10.51%
                                                        1.25%               8,270    11.01             91,058      -10.56%
                                                        1.25%             437,579    11.014882      4,819,881      -10.56%
                                                        1.30%              29,004    10.99            318,759      -10.60%
                                                        1.30%             876,068    10.990756      9,628,650      -10.60%
                                                        1.35%                 450    11.13              5,010      -10.65%
                                                        1.35%             709,044    11.134608      7,894,927      -10.65%
                                                        1.40%             506,121    11.110642      5,623,329      -10.69%
                                                        1.45%              63,336    11.086716        702,188      -10.74%
                                                        1.50%             379,402    11.062836      4,197,262      -10.78%
                                                        1.55%             144,484    11.038967      1,594,954      -10.83%
                                                        1.60%             150,565    11.015156      1,658,497      -10.88%
                                                        1.65%             327,760    10.991394      3,602,539      -10.92%
                                                        1.70%              44,931     7.932488        356,415      -10.97%
                                                        1.75%             157,532     7.917710      1,247,293      -11.01%
                                                        1.80%             182,472     7.902955      1,442,068      -11.06%
                                                        1.85%              25,544     7.888206        201,496      -11.10%
                                                        1.90%              12,461     7.873493         98,112      -11.15%
                                                        1.95%               4,959     7.858792         38,972      -11.19%
                                                        2.00%                 432     7.844111          3,389      -11.24%
                                                        2.05%              49,241     7.829445        385,530      -11.28%
                                                        2.10%                 190     7.814811          1,485      -11.33%

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.15%                 167     7.800188          1,303      -11.37%
                                                        2.20%              23,235     7.785588        180,898      -11.42%
                                                        2.25%               5,809     6.920130         40,199      -11.46%
                                                        0.95% EV***     4,045,543    11.107424     44,935,561      -10.72%
                                                        1.00% EV***     2,169,079    11.083523     24,041,037      -10.76%
                                                        1.05% EV***       225,667    11.059647      2,495,797      -10.81%
                                                        1.10% EV***     1,081,864    11.035812     11,939,248      -10.85%
                                                        1.15% EV***       417,672    11.012014      4,599,410      -10.90%
                                                        1.20% EV***       165,238    10.988257      1,815,678      -10.94%
                                                        1.25% EV***       164,678     8.469073      1,394,670      -10.99%
                                                        1.30% EV***       100,785     8.452039        851,839      -11.03%
                                                        1.35% EV***        98,507     8.434993        830,906      -11.08%
                                                        1.40% EV***       191,616     8.418012      1,613,026      -11.12%
                                                        1.45% EV***        58,424     8.401053        490,823      -11.17%
                                                        1.50% EV***        77,013     8.384109        645,685      -11.21%
                                                        1.55% EV***       167,683     8.367204      1,403,038      -11.26%
                                                        1.60% EV***        68,125     8.350322        568,866      -11.31%
                                                        1.65% EV***        28,545     8.333454        237,878      -11.35%
                                                        1.70% EV***        36,288     8.316606        301,793      -11.40%
                                                        1.75% EV***        16,680     8.299813        138,441      -11.44%
                                                        1.80% EV***         7,747     8.283012         64,168      -11.49%
                                                        1.85% EV***        35,365     8.266241        292,336      -11.53%
                                                        1.90% EV***           468     8.249508          3,861      -11.58%
                                                        1.95% EV***        64,056     8.232796        527,360      -11.62%
                                                        2.00% EV***         2,158     8.216113         17,730      -11.67%
                                                        2.05% EV***         4,198     8.199466         34,421      -11.71%
                                                        2.10% EV***         3,253     8.182824         26,619      -11.76%
                                                        2.15% EV***         9,539     8.166213         77,898      -11.80%
                                                        2.20% EV***         1,161     8.149621          9,462      -11.85%
                                                        2.25% EV***         2,524     8.133074         20,528      -11.89%
                                                        2.40% EV***            39     8.083550            315      -12.03%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002 ....................................    1.50%              47,786     8.625875        412,196      -13.74% 5/1/02
                                                        1.60%              30,068     8.619998        259,186      -13.80% 5/1/02
                                                        1.65%              33,613     8.617065        289,645      -13.83% 5/1/02
                                                        1.75%              21,884     8.611210        188,448      -13.89% 5/1/02
                                                        1.80%               9,081     8.608264         78,172      -13.92% 5/1/02
                                                        1.90%              12,572     8.602399        108,149      -13.98% 5/1/02
                                                        1.95%              73,640     8.599464        633,265      -14.01% 5/1/02
                                                        2.00%               6,043     8.596525         51,949      -14.03% 5/1/02
                                                        2.05%              27,507     8.593584        236,384      -14.06% 5/1/02
                                                        2.10%              26,192     8.590655        225,006      -14.09% 5/1/02
                                                        2.15%               2,447     8.587714         21,014      -14.12% 5/1/02
                                                        2.20%              32,481     8.584775        278,842      -14.15% 5/1/02
                                                        2.35%               4,984     8.575959         42,743      -14.24% 5/1/02
                                                        2.45%               1,724     8.570074         14,775      -14.30% 5/1/02
                                                        2.50%               3,069     8.567134         26,293      -14.33% 5/1/02
                                                        2.60%               4,851     8.561243         41,531      -14.39% 5/1/02

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002 ....................................    0.95%              32,587     7.12            232,016      -22.66%
                                                        0.95%           4,846,275     7.116855     34,490,236      -22.66%
                                                        1.00%                 737     7.10              5,231      -22.70%
                                                        1.00%           3,192,682     7.098321     22,662,682      -22.70%
                                                        1.05%             529,270     7.079820      3,747,136      -22.74%
                                                        1.10%              70,065     6.79            475,738      -22.78%
                                                        1.10%             156,766     6.788835      1,064,259      -22.78%
                                                        1.15%              12,538     6.77             84,881      -22.82%
                                                        1.15%              69,240     6.774232        469,048      -22.82%
                                                        1.20%               1,705     6.82             11,626      -22.85%
                                                        1.20%           1,192,505     6.823011      8,136,475      -22.85%
                                                        1.25%               1,379     6.81              9,391      -22.89%
                                                        1.25%             134,676     6.808058        916,882      -22.89%
                                                        1.30%               2,217     6.79             15,052      -22.93%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%             210,912     6.793127      1,432,752      -22.93%
                                                        1.35%             115,674     6.716136        776,882      -22.97%
                                                        1.40%              86,765     6.701675        581,471      -23.01%
                                                        1.45%              18,445     6.687212        123,346      -23.05%
                                                        1.50%              50,001     6.672816        333,647      -23.09%
                                                        1.55%              22,387     6.658420        149,062      -23.13%
                                                        1.60%              17,309     6.644054        115,002      -23.17%
                                                        1.65%              65,430     6.629704        433,782      -23.21%
                                                        1.70%               8,471     5.187189         43,941      -23.25%
                                                        1.75%               9,579     5.177522         49,595      -23.28%
                                                        1.80%               3,367     5.167863         17,400      -23.32%
                                                        1.85%               5,565     5.158219         28,705      -23.36%
                                                        1.90%               2,337     5.148599         12,032      -23.40%
                                                        1.95%               1,870     5.138966          9,610      -23.44%
                                                        2.05%               4,904     5.119765         25,107      -23.52%
                                                        2.20%               2,479     5.091068         12,621      -23.64%
                                                        0.95% EV***       656,981     6.686316      4,392,783      -23.08%
                                                        1.00% EV***       388,213     6.671902      2,590,119      -23.12%
                                                        1.05% EV***        35,203     6.657522        234,365      -23.16%
                                                        1.10% EV***       225,811     6.643168      1,500,100      -23.20%
                                                        1.15% EV***        77,476     6.628826        513,575      -23.23%
                                                        1.20% EV***        33,515     6.614516        221,686      -23.27%
                                                        1.25% EV***        53,275     5.369106        286,039      -23.31%
                                                        1.30% EV***        34,929     5.358280        187,159      -23.35%
                                                        1.35% EV***        13,866     5.347486         74,148      -23.39%
                                                        1.40% EV***        29,390     5.336707        156,846      -23.43%
                                                        1.45% EV***        19,109     5.325932        101,773      -23.47%
                                                        1.50% EV***         9,803     5.315181         52,105      -23.51%
                                                        1.55% EV***         7,565     5.304452         40,128      -23.55%
                                                        1.60% EV***         5,692     5.293734         30,132      -23.59%
                                                        1.65% EV***         1,267     5.283042          6,694      -23.63%
                                                        1.70% EV***        15,586     5.272359         82,175      -23.66%
                                                        1.75% EV***         3,970     5.261680         20,889      -23.70%
                                                        1.80% EV***            94     5.251028            494      -23.74%
                                                        1.85% EV***           116     5.240393            608      -23.78%
                                                        1.90% EV***           130     5.229757            680      -23.82%
                                                        1.95% EV***            43     5.219171            224      -23.86%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002 ....................................    1.50%              28,213     8.568929        241,755      -14.31% 5/1/02
                                                        1.60%              17,590     8.563111        150,625      -14.37% 5/1/02
                                                        1.65%              18,298     8.560195        156,634      -14.40% 5/1/02
                                                        1.75%               7,132     8.554371         61,010      -14.46% 5/1/02
                                                        1.80%               6,840     8.551452         58,492      -14.49% 5/1/02
                                                        1.90%               4,363     8.545619         37,285      -14.54% 5/1/02
                                                        1.95%              36,108     8.542713        308,460      -14.57% 5/1/02
                                                        2.00%               3,484     8.539795         29,753      -14.60% 5/1/02
                                                        2.05%              50,812     8.536882        433,776      -14.63% 5/1/02
                                                        2.10%              12,870     8.533965        109,832      -14.66% 5/1/02
                                                        2.15%               1,987     8.531037         16,951      -14.69% 5/1/02
                                                        2.20%              18,585     8.528123        158,495      -14.72% 5/1/02
                                                        2.45%                 870     8.513529          7,407      -14.86% 5/1/02
                                                        2.50%               2,430     8.510607         20,681      -14.89% 5/1/02
                                                        2.60%               2,270     8.504756         19,306      -14.95% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002 ....................................    0.95%             234,553     7.461630      1,750,148      -25.38% 5/1/02
                                                        1.00%              42,313     7.459102        315,617      -25.41% 5/1/02
                                                        1.05%              11,180     7.456574         83,364      -25.43% 5/1/02
                                                        1.10%              61,140     7.454046        455,740      -25.46% 5/1/02
                                                        1.15%              32,277     7.451528        240,513      -25.48% 5/1/02
                                                        1.20%             157,219     7.448995      1,171,124      -25.51% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------    ----------   --------------   --------
                                                        1.25%                 606     7.446470          4,513      -25.54% 5/1/02
                                                        1.30%              24,509     7.443946        182,444      -25.56% 5/1/02
                                                        1.35%              23,920     7.441418        177,999      -25.59% 5/1/02
                                                        1.40%              29,435     7.438892        218,964      -25.61% 5/1/02
                                                        1.45%                   7     7.436365             52      -25.64% 5/1/02
                                                        1.50%               1,668     7.433831         12,400      -25.66% 5/1/02
                                                        1.55%              64,476     7.431305        479,141      -25.69% 5/1/02
                                                        1.60%              37,699     7.428775        280,057      -25.71% 5/1/02
                                                        1.65%               6,844     7.426249         50,825      -25.74% 5/1/02
                                                        1.70%                 988     7.423709          7,335      -25.76% 5/1/02
                                                        1.75%               8,048     7.421189         59,726      -25.79% 5/1/02
                                                        1.80%               1,302     7.418650          9,659      -25.81% 5/1/02
                                                        1.85%                 708     7.416124          5,251      -25.84% 5/1/02
                                                        1.90%               2,253     7.413590         16,703      -25.86% 5/1/02
                                                        1.95%                 220     7.411055          1,630      -25.89% 5/1/02
                                                        2.00%               1,294     7.408523          9,587      -25.91% 5/1/02
                                                        2.05%                 161     7.405989          1,192      -25.94% 5/1/02
                                                        2.10%                 169     7.403455          1,251      -25.97% 5/1/02
                                                        2.20%                 600     7.398393          4,439      -26.02% 5/1/02
                                                        0.95% EV***        70,301     7.433417        522,577      -25.67% 5/1/02
                                                        1.00% EV***        12,180     7.430893         90,508      -25.69% 5/1/02
                                                        1.05% EV***         9,657     7.428369         71,736      -25.72% 5/1/02
                                                        1.10% EV***        10,003     7.425858         74,281      -25.74% 5/1/02
                                                        1.15% EV***         4,617     7.423330         34,274      -25.77% 5/1/02
                                                        1.20% EV***         7,789     7.420810         57,801      -25.79% 5/1/02
                                                        1.25% EV***         4,653     7.418293         34,517      -25.82% 5/1/02
                                                        1.30% EV***         9,843     7.415772         72,993      -25.84% 5/1/02
                                                        1.35% EV***           623     7.413247          4,618      -25.87% 5/1/02
                                                        1.55% EV***         3,996     7.403151         29,583      -25.97% 5/1/02
                                                        1.60% EV***         9,667     7.400626         71,542      -25.99% 5/1/02
                                                        1.65% EV***         1,551     7.398101         11,474      -26.02% 5/1/02
                                                        1.70% EV***         1,798     7.395576         13,297      -26.04% 5/1/02
                                                        1.75% EV***           939     7.393048          6,942      -26.07% 5/1/02
                                                        1.85% EV***         3,150     7.388002         23,272      -26.12% 5/1/02
                                                        2.00% EV***         2,972     7.380416         21,935      -26.20% 5/1/02
                                                        2.20% EV***            37     7.370293            273      -26.30% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002 ....................................    1.50%               9,372     7.480890         70,111      -25.19% 5/1/02
                                                        1.60%               9,559     7.475794         71,461      -25.24% 5/1/02
                                                        1.65%               1,126     7.473249          8,415      -25.27% 5/1/02
                                                        1.75%               6,168     7.468157         46,064      -25.32% 5/1/02
                                                        1.80%               1,525     7.465607         11,385      -25.34% 5/1/02
                                                        1.90%               1,880     7.460508         14,026      -25.39% 5/1/02
                                                        1.95%              11,054     7.457961         82,440      -25.42% 5/1/02
                                                        2.05%               3,243     7.452860         24,170      -25.47% 5/1/02
                                                        2.10%               5,355     7.450311         39,896      -25.50% 5/1/02
                                                        2.15%               2,166     7.447769         16,132      -25.52% 5/1/02
                                                        2.20%               7,274     7.445212         54,156      -25.55% 5/1/02
                                                        2.35%                 194     7.437557          1,443      -25.62% 5/1/02
                                                        2.50%                 134     7.429905            996      -25.70% 5/1/02
                                                        2.60%                 933     7.424796          6,927      -25.75% 5/1/02

     First Horizon Capital Appreciation Portfolio
           2002 ....................................    0.95%               2,748     8.937198         24,559      -19.40%
                                                        1.10%                 622     8.919246          5,548      -19.52%
                                                        1.15%               1,301     8.913273         11,596      -19.56%
                                                        1.20%                 947     8.907304          8,435      -19.60%
                                                        1.40%               4,498     8.883397         39,958      -19.77%
                                                        1.50%               1,853     8.871464         16,439      -19.85%
                                                        1.55%               1,627     8.865478         14,424      -19.89%
                                                        1.60%                 964     8.859519          8,541      -19.93%
                                                        1.65%               1,691     8.853554         14,971      -19.97%
                                                        1.70%               5,141     8.847571         45,485      -20.01%
                                                        2.00%                 210     8.811787          1,850      -20.25%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
        Initial Funding by Depositor
           2002 ....................................      --               50,000     8.869998        443,500      -18.62%
     First Horizon Growth & Income Portfolio
           2002 ....................................    0.95%              13,438     7.518632        101,035      -26.81%
                                                        1.10%              53,590     7.503537        402,115      -26.92%
                                                        1.15%               2,693     7.498507         20,193      -26.96%
                                                        1.20%              17,110     7.493478        128,213      -27.00%
                                                        1.25%                 611     7.488460          4,575      -27.03%
                                                        1.35%               2,172     7.478403         16,243      -27.11%
                                                        1.40%              10,886     7.473377         81,355      -27.15%
                                                        1.50%               2,113     7.463332         15,770      -27.22%
                                                        1.55%              20,181     7.458308        150,516      -27.26%
                                                        1.60%               6,885     7.453289         51,316      -27.29%
                                                        1.65%               1,953     7.448264         14,546      -27.33%
                                                        1.70%               6,516     7.443251         48,500      -27.37%
                                                        1.80%                 106     7.433211            788      -27.44%
                                                        2.00%               2,258     7.413151         16,739      -27.59%
        Initial Funding by Depositor
           2002 ....................................      --               50,000     7.439240        371,962      -26.11%
     Gartmore GVIT Comstock Value Fund - Class I
           2002 ....................................    0.95%               4,562     7.77             35,449      -25.86%
                                                        0.95%           1,157,865     7.767974      8,994,265      -25.86%
                                                        1.00%                 786     7.75              6,090      -25.89%
                                                        1.00%             722,630     7.747775      5,598,775      -25.89%
                                                        1.05%             158,442     7.727599      1,224,376      -25.93%
                                                        1.10%               7,520     7.89             59,336      -25.97%
                                                        1.10%              75,893     7.892787        599,007      -25.97%
                                                        1.15%               9,374     7.88             73,863      -26.01%
                                                        1.15%             112,032     7.875820        882,344      -26.01%
                                                        1.20%                  99     7.91                783      -26.04%
                                                        1.20%             531,848     7.914998      4,209,576      -26.04%
                                                        1.25%                 276     7.90              2,182      -26.08%
                                                        1.25%              47,498     7.897653        375,123      -26.08%
                                                        1.30%                 138     7.88              1,086      -26.12%
                                                        1.30%             101,008     7.880333        795,977      -26.12%
                                                        1.35%             132,267     7.808298      1,032,780      -26.16%
                                                        1.40%              60,100     7.791482        468,268      -26.19%
                                                        1.45%              15,836     7.774693        123,120      -26.23%
                                                        1.50%              38,059     7.757941        295,259      -26.27%
                                                        1.55%              21,255     7.741201        164,539      -26.31%
                                                        1.60%              17,136     7.724509        132,367      -26.34%
                                                        1.65%              75,083     7.707824        578,727      -26.38%
                                                        1.70%              12,399     6.017346         74,609      -26.42%
                                                        1.75%              14,770     6.006135         88,711      -26.46%
                                                        1.80%              24,126     5.994918        144,633      -26.49%
                                                        1.85%               1,887     5.983746         11,291      -26.53%
                                                        1.90%               1,116     5.972569          6,665      -26.57%
                                                        1.95%                 247     5.961415          1,472      -26.61%
                                                        2.05%               4,325     5.939149         25,687      -26.68%
                                                        2.20%                 123     5.905872            726      -26.79%
                                                        0.95% EV***       336,584     7.780517      2,618,798      -26.27%
                                                        1.00% EV***       297,713     7.763746      2,311,368      -26.31%
                                                        1.05% EV***        30,990     7.747028        240,080      -26.34%
                                                        1.10% EV***       106,470     7.730333        823,049      -26.38%
                                                        1.15% EV***        64,989     7.713648        501,302      -26.42%
                                                        1.20% EV***        29,698     7.696995        228,585      -26.46%
                                                        1.25% EV***         5,231     6.430473         33,638      -26.49%
                                                        1.30% EV***         3,868     6.417531         24,823      -26.53%
                                                        1.35% EV***         3,580     6.404622         22,929      -26.57%
                                                        1.40% EV***         9,207     6.391699         58,848      -26.61%

                                                         Contract                     Unit          Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45% EV***         3,982     6.378813         25,400      -26.64%
                                                        1.50% EV***         2,419     6.365938         15,399      -26.68%
                                                        1.55% EV***        25,315     6.353095        160,829      -26.72%
                                                        1.60% EV***         1,478     6.340254          9,371      -26.76%
                                                        1.65% EV***         3,742     6.327454         23,677      -26.79%
                                                        1.75% EV***         6,003     6.301892         37,830      -26.87%
                                                        1.80% EV***           453     6.289133          2,849      -26.91%
                                                        1.85% EV***         1,219     6.276398          7,651      -26.94%
                                                        2.00% EV***            75     6.238309            468      -27.06%
                                                        2.15% EV***         3,987     6.200393         24,721      -27.17%
                                                        2.25% EV***         1,542     6.175220          9,522      -27.24%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ....................................    0.95%              22,102    12.24            270,532      -16.11%
                                                        0.95%           4,053,421    12.239605     49,612,272      -16.11%
                                                        1.00%               1,746    12.21             21,324      -16.15%
                                                        1.00%           1,731,378    12.207752     21,136,233      -16.15%
                                                        1.05%                 111    12.18              1,352      -16.19%
                                                        1.05%             270,265    12.175959      3,290,736      -16.19%
                                                        1.10%              37,262    13.65            508,628      -16.24%
                                                        1.10%             692,347    13.651955      9,451,890      -16.24%
                                                        1.15%               9,273    13.62            126,304      -16.28%
                                                        1.15%             343,541    13.622624      4,679,930      -16.28%
                                                        1.20%               1,290    13.60             17,542      -16.32%
                                                        1.20%           1,479,757    13.601153     20,126,401      -16.32%
                                                        1.25%                 865    13.57             11,742      -16.36%
                                                        1.25%             163,764    13.571367      2,222,501      -16.36%
                                                        1.30%               1,665    13.54             22,548      -16.41%
                                                        1.30%             281,745    13.541599      3,815,278      -16.41%
                                                        1.35%             287,070    13.505833      3,877,119      -16.45%
                                                        1.40%             304,784    13.476762      4,107,501      -16.49%
                                                        1.45%              21,266    13.447730        285,979      -16.53%
                                                        1.50%              95,144    13.418734      1,276,712      -16.58%
                                                        1.55%              68,131    13.389824        912,262      -16.62%
                                                        1.60%              85,515    13.360934      1,142,560      -16.66%
                                                        1.65%             115,102    13.332102      1,534,552      -16.70%
                                                        1.70%               8,650    10.471383         90,577      -16.75%
                                                        1.75%              94,605    10.451848        988,797      -16.79%
                                                        1.80%              66,524    10.432365        694,003      -16.83%
                                                        1.85%              14,321    10.412893        149,123      -16.87%
                                                        1.90%               4,021    10.393469         41,792      -16.91%
                                                        1.95%               3,484    10.374056         36,143      -16.96%
                                                        2.00%               1,856    10.354673         19,218      -17.00%
                                                        2.05%              27,177    10.335306        280,883      -17.04%
                                                        2.10%               6,287    10.315991         64,857      -17.08%
                                                        2.15%                  74    10.296690            762      -17.13%
                                                        2.20%              13,922    10.277402        143,082      -17.17%
                                                        2.25%               3,877     8.840892         34,276      -17.21%
                                                        0.95% EV***     1,337,833    13.489512     18,046,714      -16.51%
                                                        1.00% EV***     1,024,097    13.460469     13,784,826      -16.55%
                                                        1.05% EV***        77,163    13.431469      1,036,412      -16.59%
                                                        1.10% EV***       692,826    13.402538      9,285,627      -16.63%
                                                        1.15% EV***       191,482    13.373633      2,560,810      -16.68%
                                                        1.20% EV***        87,875    13.344796      1,172,674      -16.72%
                                                        1.25% EV***       119,645    10.811703      1,293,566      -16.76%
                                                        1.30% EV***        29,376    10.789958        316,966      -16.80%
                                                        1.35% EV***        38,804    10.768248        417,851      -16.85%
                                                        1.40% EV***       124,690    10.746540      1,339,986      -16.89%
                                                        1.45% EV***        30,429    10.724911        326,348      -16.93%
                                                        1.50% EV***        17,152    10.703261        183,582      -16.97%
                                                        1.55% EV***        94,182    10.681686      1,006,023      -17.02%
                                                        1.60% EV***        77,420    10.660147        825,309      -17.06%
                                                        1.65% EV***         7,676    10.638596         81,662      -17.10%
                                                        1.70% EV***        12,743    10.617120        135,294      -17.14%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75% EV***        12,260    10.595663        129,903      -17.19%
                                                        1.80% EV***         9,172    10.574231         96,987      -17.23%
                                                        1.85% EV***        16,504    10.552825        174,164      -17.27%
                                                        1.90% EV***            77    10.531459            811      -17.31%
                                                        1.95% EV***        42,074    10.510133        442,203      -17.35%
                                                        2.00% EV***         2,809    10.488826         29,463      -17.40%
                                                        2.10% EV***         2,383    10.446334         24,894      -17.48%
                                                        2.20% EV***           842    10.403950          8,760      -17.57%
                                                        2.25% EV***           342    10.382810          3,551      -17.61%

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ....................................    0.95%               2,763     6.85             18,928      -16.04%
                                                        0.95%             215,320     6.853997      1,475,803      -16.04%
                                                        1.00%              49,152     6.846219        336,505      -16.08%
                                                        1.05%               5,353     6.838436         36,606      -16.12%
                                                        1.10%                 848     6.83              5,793      -16.16%
                                                        1.10%              24,834     6.830658        169,633      -16.16%
                                                        1.15%                  76     6.82                522      -16.21%
                                                        1.15%               9,900     6.822884         67,547      -16.21%
                                                        1.20%              25,405     6.815122        173,138      -16.25%
                                                        1.25%               2,882     6.807349         19,619      -16.29%
                                                        1.30%               7,977     6.799600         54,240      -16.33%
                                                        1.35%              11,753     6.791842         79,825      -16.38%
                                                        1.40%               4,374     6.784099         29,674      -16.42%
                                                        1.45%               1,450     6.776365          9,826      -16.46%
                                                        1.50%               2,471     6.768606         16,725      -16.50%
                                                        1.55%                 542     6.760886          3,664      -16.54%
                                                        1.60%                 128     6.753156            864      -16.59%
                                                        1.65%               9,286     6.745447         62,638      -16.63%
                                                        1.75%               3,847     6.729993         25,890      -16.71%
                                                        1.80%               4,773     6.722291         32,085      -16.76%
                                                        2.05%               2,168     6.683831         14,491      -16.97%
                                                        0.95% EV***        61,878     5.834276        361,013      -16.43%
                                                        1.00% EV***        22,278     5.827343        129,822      -16.48%
                                                        1.05% EV***         2,615     5.820426         15,220      -16.52%
                                                        1.10% EV***        20,392     5.813514        118,549      -16.56%
                                                        1.15% EV***         6,678     5.806609         38,777      -16.60%
                                                        1.20% EV***         1,498     5.799706          8,688      -16.64%
                                                        1.25% EV***         4,192     5.792797         24,283      -16.69%
                                                        1.30% EV***           179     5.785902          1,036      -16.73%
                                                        1.35% EV***           772     5.779007          4,461      -16.77%
                                                        1.40% EV***         5,760     5.772116         33,247      -16.81%
                                                        1.45% EV***           179     5.765231          1,032      -16.86%
                                                        1.55% EV***         1,370     5.751486          7,880      -16.94%
                                                        1.60% EV***           254     5.744621          1,459      -16.98%
                                                        1.65% EV***         1,363     5.737754          7,821      -17.03%
                                                        1.70% EV***           162     5.730898            928      -17.07%
                                                        1.75% EV***            89     5.724038            509      -17.11%
                                                        1.85% EV***            76     5.710340            434      -17.20%

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ....................................    0.95%             166,114     7.523761      1,249,802      -24.76% 5/1/02
                                                        1.00%             212,742     7.521210      1,600,077      -24.79% 5/1/02
                                                        1.05%               4,611     7.518664         34,669      -24.81% 5/1/02
                                                        1.10%              48,124     7.516119        361,706      -24.84% 5/1/02
                                                        1.15%              17,957     7.513570        134,921      -24.86% 5/1/02
                                                        1.20%              73,731     7.511024        553,795      -24.89% 5/1/02
                                                        1.25%               6,288     7.508471         47,213      -24.92% 5/1/02
                                                        1.30%              33,881     7.505927        254,308      -24.94% 5/1/02
                                                        1.35%              62,972     7.503370        472,502      -24.97% 5/1/02
                                                        1.40%              13,369     7.500827        100,279      -24.99% 5/1/02
                                                        1.45%                 535     7.498277          4,012      -25.02% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.50%               6,742     7.495729         50,536     -25.04% 5/1/02
                                                        1.55%               2,299     7.493172         17,227     -25.07% 5/1/02
                                                        1.60%              11,229     7.490620         84,112     -25.09% 5/1/02
                                                        1.65%               5,208     7.488067         38,998     -25.12% 5/1/02
                                                        1.70%                 124     7.485519            928     -25.14% 5/1/02
                                                        1.75%               4,311     7.482965         32,259     -25.17% 5/1/02
                                                        1.80%               7,339     7.480416         54,899     -25.20% 5/1/02
                                                        1.85%               1,477     7.477857         11,045     -25.22% 5/1/02
                                                        1.90%               6,997     7.475305         52,305     -25.25% 5/1/02
                                                        2.05%               3,434     7.467644         25,644     -25.32% 5/1/02
                                                        2.25%                 152     7.457415          1,134     -25.43% 5/1/02
                                                        0.95% EV***        72,923     7.495989        546,630     -25.04% 5/1/02
                                                        1.00% EV***       401,932     7.493440      3,011,853     -25.07% 5/1/02
                                                        1.05% EV***         1,644     7.490900         12,315     -25.09% 5/1/02
                                                        1.10% EV***        99,201     7.488362        742,853     -25.12% 5/1/02
                                                        1.15% EV***        12,883     7.485815         96,440     -25.14% 5/1/02
                                                        1.20% EV***        10,589     7.483277         79,240     -25.17% 5/1/02
                                                        1.25% EV***        10,020     7.480731         74,957     -25.19% 5/1/02
                                                        1.30% EV***         1,783     7.478183         13,334     -25.22% 5/1/02
                                                        1.35% EV***         4,832     7.475643         36,122     -25.24% 5/1/02
                                                        1.40% EV***         1,439     7.473096         10,754     -25.27% 5/1/02
                                                        1.45% EV***           283     7.470552          2,114     -25.29% 5/1/02
                                                        1.50% EV***           850     7.468009          6,348     -25.32% 5/1/02
                                                        1.55% EV***         7,305     7.465454         54,535     -25.35% 5/1/02
                                                        1.60% EV***         1,091     7.462912          8,142     -25.37% 5/1/02
                                                        1.65% EV***         1,423     7.460363         10,616     -25.40% 5/1/02
                                                        1.75% EV***            18     7.455268            134     -25.45% 5/1/02
                                                        1.80% EV***           463     7.452722          3,451     -25.47% 5/1/02
                                                        1.85% EV***            16     7.450167            119     -25.50% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ....................................    0.95%              24,884    10.49            261,033       2.24%
                                                        0.95%           3,829,969    10.488660     40,171,243       2.24%
                                                        1.00%               1,251    10.46             13,080       2.19%
                                                        1.00%           1,545,440    10.461368     16,167,417       2.19%
                                                        1.05%                 375    10.43              3,914       2.14%
                                                        1.05%             351,269    10.434145      3,665,192       2.14%
                                                        1.10%              14,753    10.07            148,567       2.09%
                                                        1.10%             648,150    10.072515      6,528,501       2.09%
                                                        1.15%               2,486    10.05             24,980       2.04%
                                                        1.15%             333,651    10.050887      3,353,488       2.04%
                                                        1.20%                 493    10.24              5,052       1.99%
                                                        1.20%           2,243,608    10.244088     22,983,718       1.99%
                                                        1.25%                 607    10.22              6,202       1.94%
                                                        1.25%             117,757    10.221629      1,203,668       1.94%
                                                        1.30%                  61    10.20                622       1.88%
                                                        1.30%             267,492    10.199226      2,728,211       1.88%
                                                        1.35%             266,558     9.964745      2,656,182       1.83%
                                                        1.40%             184,694     9.943317      1,836,471       1.78%
                                                        1.45%              29,638     9.921909        294,066       1.73%
                                                        1.50%              79,115     9.900524        783,280       1.68%
                                                        1.55%              74,817     9.879176        739,130       1.63%
                                                        1.60%              65,927     9.857878        649,900       1.57%
                                                        1.65%              69,821     9.836609        686,802       1.52%
                                                        1.70%               8,110     9.069535         73,554       1.47%
                                                        1.75%              99,578     9.052629        901,443       1.42%
                                                        1.80%              58,976     9.035786        532,895       1.37%
                                                        1.85%              13,882     9.018929        125,201       1.32%
                                                        1.90%                 441     9.002106          3,970       1.26%
                                                        1.95%               1,239     8.985305         11,133       1.21%
                                                        2.00%                 387     8.968533          3,471       1.16%
                                                        2.05%               6,267     8.951783         56,101       1.11%
                                                        2.10%               1,288     8.935042         11,508       1.06%
                                                        2.20%               6,387     8.901664         56,855       0.95%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        0.95% EV***     1,534,624     9.943131     15,258,967       1.79%
                                                        1.00% EV***       517,380     9.921735      5,133,307       1.73%
                                                        1.05% EV***        70,276     9.900397        695,760       1.68%
                                                        1.10% EV***       458,070     9.879045      4,525,294       1.63%
                                                        1.15% EV***       138,195     9.857743      1,362,291       1.58%
                                                        1.20% EV***        72,584     9.836480        713,971       1.53%
                                                        1.25% EV***        87,967     9.476034        833,578       1.48%
                                                        1.30% EV***        52,120     9.456978        492,898       1.42%
                                                        1.35% EV***         8,326     9.437937         78,580       1.37%
                                                        1.40% EV***        63,050     9.418942        593,864       1.32%
                                                        1.45% EV***        19,261     9.399970        181,053       1.27%
                                                        1.50% EV***         5,901     9.381020         55,357       1.22%
                                                        1.55% EV***        49,903     9.362113        467,198       1.17%
                                                        1.60% EV***        21,959     9.343224        205,168       1.11%
                                                        1.65% EV***         8,251     9.324360         76,935       1.06%
                                                        1.70% EV***         9,771     9.305536         90,924       1.01%
                                                        1.75% EV***         8,309     9.286719         77,163       0.96%
                                                        1.80% EV***           282     9.267951          2,614       0.91%
                                                        1.85% EV***           756     9.249193          6,992       0.86%
                                                        2.05% EV***         1,347     9.174501         12,358       0.65%

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ....................................    0.95%             114,272     8.841677      1,010,356      -11.58% 1/25/02
                                                        1.00%              22,197     8.837503        196,166      -11.62% 1/25/02
                                                        1.05%               6,771     8.833350         59,811      -11.67% 1/25/02
                                                        1.10%              12,064     8.829190        106,515      -11.71% 1/25/02
                                                        1.15%               8,257     8.825014         72,868      -11.75% 1/25/02
                                                        1.20%              29,366     8.820856        259,033      -11.79% 1/25/02
                                                        1.25%               1,635     8.816690         14,415      -11.83% 1/25/02
                                                        1.30%               1,808     8.812529         15,933      -11.87% 1/25/02
                                                        1.35%               1,163     8.808359         10,244      -11.92% 1/25/02
                                                        1.40%               4,853     8.804197         42,727      -11.96% 1/25/02
                                                        1.45%                 342     8.800026          3,010      -12.00% 1/25/02
                                                        1.50%                 167     8.795864          1,469      -12.04% 1/25/02
                                                        1.55%                 359     8.791707          3,156      -12.08% 1/25/02
                                                        1.60%              11,785     8.787543        103,561      -12.12% 1/25/02
                                                        1.65%               6,443     8.783377         56,591      -12.17% 1/25/02
                                                        1.70%               1,747     8.779218         15,337      -12.21% 1/25/02
                                                        1.75%                 478     8.775030          4,194      -12.25% 1/25/02
                                                        1.80%               1,558     8.770871         13,665      -12.29% 1/25/02
                                                        1.85%                  67     8.766715            587      -12.33% 1/25/02
                                                        2.00%                  53     8.754210            464      -12.46% 1/25/02
                                                        0.95% EV***        22,813     8.801762        200,795      -11.98% 1/25/02
                                                        1.00% EV***         2,488     8.797602         21,888      -12.02% 1/25/02
                                                        1.05% EV***         1,437     8.793454         12,636      -12.07% 1/25/02
                                                        1.10% EV***         4,566     8.789301         40,132      -12.11% 1/25/02
                                                        1.15% EV***         1,146     8.785140         10,068      -12.15% 1/25/02
                                                        1.20% EV***         1,193     8.780990         10,476      -12.19% 1/25/02
                                                        1.35% EV***           110     8.768526            965      -12.31% 1/25/02
                                                        1.40% EV***           323     8.764366          2,831      -12.36% 1/25/02
                                                        1.50% EV***         1,120     8.756062          9,807      -12.44% 1/25/02
                                                        1.55% EV***         3,211     8.751896         28,102      -12.48% 1/25/02
                                                        1.60% EV***         3,547     8.747743         31,028      -12.52% 1/25/02
                                                        1.65% EV***           134     8.743597          1,172      -12.56% 1/25/02
                                                        1.70% EV***           481     8.739432          4,204      -12.61% 1/25/02
                                                        1.75% EV***           247     8.735283          2,158      -12.65% 1/25/02
                                                        1.80% EV***           300     8.731118          2,619      -12.69% 1/25/02
                                                        1.95% EV***            24     8.718645            209      -12.81% 1/25/02
                                                        2.00% EV***            69     8.714489            601      -12.86% 1/25/02


                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ....................................    0.95%             238,287     8.465900      2,017,314      -15.34% 1/25/02
                                                        1.00%             122,965     8.461905      1,040,518      -15.38% 1/25/02
                                                        1.05%               8,946     8.457919         75,665      -15.42% 1/25/02
                                                        1.10%              33,262     8.453928        281,195      -15.46% 1/25/02
                                                        1.15%              25,104     8.449939        212,127      -15.50% 1/25/02
                                                        1.20%              44,898     8.445947        379,206      -15.54% 1/25/02
                                                        1.25%               2,863     8.441957         24,169      -15.58% 1/25/02
                                                        1.30%              13,849     8.437976        116,858      -15.62% 1/25/02
                                                        1.35%               6,720     8.433972         56,676      -15.66% 1/25/02
                                                        1.40%              14,285     8.429985        120,422      -15.70% 1/25/02
                                                        1.45%               2,426     8.426002         20,441      -15.74% 1/25/02
                                                        1.50%               4,766     8.422011         40,139      -15.78% 1/25/02
                                                        1.55%               8,581     8.418014         72,235      -15.82% 1/25/02
                                                        1.60%              14,250     8.414030        119,900      -15.86% 1/25/02
                                                        1.65%              24,433     8.410033        205,482      -15.90% 1/25/02
                                                        1.70%                 707     8.406045          5,943      -15.94% 1/25/02
                                                        1.75%              21,698     8.402053        182,308      -15.98% 1/25/02
                                                        1.80%               2,964     8.398056         24,892      -16.02% 1/25/02
                                                        1.85%               2,201     8.394065         18,475      -16.06% 1/25/02
                                                        1.95%               5,753     8.386081         48,245      -16.14% 1/25/02
                                                        2.00%                 764     8.382091          6,404      -16.18% 1/25/02
                                                        2.05%               4,021     8.378093         33,688      -16.22% 1/25/02
                                                        2.10%                 488     8.374116          4,087      -16.26% 1/25/02
                                                        2.15%                 865     8.370118          7,240      -16.30% 1/25/02
                                                        2.20%                 625     8.366124          5,229      -16.34% 1/25/02
                                                        2.35%               2,532     8.354139         21,153      -16.46% 1/25/02
                                                        2.45%                 234     8.346160          1,953      -16.54% 1/25/02
                                                        2.60%               1,425     8.334185         11,876      -16.66% 1/25/02
                                                        0.95% EV***        60,120     8.426884        506,624      -15.73% 1/25/02
                                                        1.00% EV***       193,955     8.422914      1,633,666      -15.77% 1/25/02
                                                        1.05% EV***           328     8.418929          2,761      -15.81% 1/25/02
                                                        1.10% EV***        65,589     8.414949        551,928      -15.85% 1/25/02
                                                        1.15% EV***         8,458     8.410971         71,140      -15.89% 1/25/02
                                                        1.20% EV***         3,912     8.406985         32,888      -15.93% 1/25/02
                                                        1.25% EV***         3,606     8.403003         30,301      -15.97% 1/25/02
                                                        1.35% EV***         3,556     8.395044         29,853      -16.05% 1/25/02
                                                        1.40% EV***         3,923     8.391058         32,918      -16.09% 1/25/02
                                                        1.50% EV***         1,182     8.383093          9,909      -16.17% 1/25/02
                                                        1.55% EV***         7,350     8.379123         61,587      -16.21% 1/25/02
                                                        1.60% EV***         2,962     8.375135         24,807      -16.25% 1/25/02
                                                        1.65% EV***           444     8.371153          3,717      -16.29% 1/25/02
                                                        1.75% EV***           503     8.363187          4,207      -16.37% 1/25/02
                                                        1.80% EV***           521     8.359205          4,355      -16.41% 1/25/02
                                                        1.95% EV***           165     8.347250          1,377      -16.53% 1/25/02
                                                        2.20% EV***            29     8.327336            241      -16.73% 1/25/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ....................................    0.95%               2,773     1.93              5,352      -43.33%
                                                        0.95%             409,418     1.930212        790,264      -43.33%
                                                        1.00%             201,069     1.928007        387,662      -43.36%
                                                        1.05%              13,865     1.925818         26,701      -43.38%
                                                        1.10%               7,624     1.92             14,638      -43.41%
                                                        1.10%              91,902     1.923621        176,785      -43.41%
                                                        1.15%               2,307     1.92              4,430      -43.44%
                                                        1.15%              28,253     1.921414         54,286      -43.44%
                                                        1.20%             200,130     1.919236        384,097      -43.47%
                                                        1.25%              17,329     1.917037         33,220      -43.50%
                                                        1.30%               1,131     1.91              2,160      -43.53%
                                                        1.30%               8,453     1.914851         16,186      -43.53%
                                                        1.35%              11,020     1.912655         21,077      -43.56%
                                                        1.40%              12,255     1.910471         23,413      -43.58%
                                                        1.45%               7,882     1.908285         15,041      -43.61%
                                                        1.50%              14,606     1.906091         27,840      -43.64%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,220     1.903920         21,362      -43.67%
                                                        1.60%               6,667     1.901728         12,679      -43.70%
                                                        1.65%               1,837     1.899557          3,489      -43.73%
                                                        1.70%               2,313     1.897376          4,389      -43.76%
                                                        1.75%               2,995     1.895195          5,676      -43.79%
                                                        1.80%               5,631     1.893021         10,660      -43.81%
                                                        1.85%               3,258     1.890847          6,160      -43.84%
                                                        1.90%               4,222     1.888681          7,974      -43.87%
                                                        2.05%                 676     1.882161          1,272      -43.96%
                                                        2.20%               3,233     1.875661          6,064      -44.04%
                                                        0.95% EV***       198,589     2.354710        467,620      -43.74%
                                                        1.00% EV***        65,245     2.351699        153,437      -43.77%
                                                        1.05% EV***        14,422     2.348695         33,873      -43.79%
                                                        1.10% EV***        95,519     2.345694        224,058      -43.82%
                                                        1.15% EV***        21,357     2.342690         50,033      -43.85%
                                                        1.20% EV***        11,346     2.339702         26,546      -43.88%
                                                        1.25% EV***        14,238     2.336702         33,270      -43.91%
                                                        1.30% EV***         4,409     2.333704         10,289      -43.94%
                                                        1.35% EV***         1,563     2.330719          3,643      -43.97%
                                                        1.40% EV***        10,650     2.327734         24,790      -44.00%
                                                        1.50% EV***           196     2.321750            455      -44.05%
                                                        1.55% EV***         3,470     2.318780          8,046      -44.08%
                                                        1.60% EV***           105     2.315791            243      -44.11%
                                                        1.65% EV***           404     2.312813            934      -44.14%
                                                        1.75% EV***            68     2.306867            157      -44.20%

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ....................................    0.95%             205,746     7.143608      1,469,769      -28.56% 5/1/02
                                                        1.00%              49,173     7.141192        351,154      -28.59% 5/1/02
                                                        1.05%              29,276     7.138770        208,995      -28.61% 5/1/02
                                                        1.10%              20,638     7.136357        147,280      -28.64% 5/1/02
                                                        1.15%              12,007     7.133934         85,657      -28.66% 5/1/02
                                                        1.20%              78,415     7.131516        559,218      -28.68% 5/1/02
                                                        1.25%               4,524     7.129086         32,252      -28.71% 5/1/02
                                                        1.30%               9,246     7.126672         65,893      -28.73% 5/1/02
                                                        1.35%               1,116     7.124249          7,951      -28.76% 5/1/02
                                                        1.40%               6,327     7.121827         45,060      -28.78% 5/1/02
                                                        1.50%                 866     7.116977          6,163      -28.83% 5/1/02
                                                        1.55%               2,230     7.114557         15,865      -28.85% 5/1/02
                                                        1.60%                 271     7.112126          1,927      -28.88% 5/1/02
                                                        1.65%               6,152     7.109711         43,739      -28.90% 5/1/02
                                                        1.70%                 255     7.107282          1,812      -28.93% 5/1/02
                                                        1.75%               4,598     7.104858         32,668      -28.95% 5/1/02
                                                        1.80%               1,045     7.102429          7,422      -28.98% 5/1/02
                                                        1.85%                 597     7.100003          4,239      -29.00% 5/1/02
                                                        2.05%                  45     7.090301            319      -29.10% 5/1/02
                                                        2.20%                 198     7.083013          1,402      -29.17% 5/1/02
                                                        0.95% EV***        35,507     7.116315        252,679      -28.84% 5/1/02
                                                        1.00% EV***        14,195     7.113898        100,982      -28.86% 5/1/02
                                                        1.10% EV***        10,926     7.109071         77,674      -28.91% 5/1/02
                                                        1.15% EV***         8,146     7.106651         57,891      -28.93% 5/1/02
                                                        1.20% EV***           986     7.104237          7,005      -28.96% 5/1/02
                                                        1.25% EV***         1,737     7.101822         12,336      -28.98% 5/1/02
                                                        1.30% EV***         1,078     7.099399          7,653      -29.01% 5/1/02
                                                        1.35% EV***           225     7.096979          1,597      -29.03% 5/1/02
                                                        1.40% EV***           432     7.094564          3,065      -29.05% 5/1/02
                                                        1.55% EV***         1,088     7.087311          7,711      -29.13% 5/1/02
                                                        1.60% EV***         2,080     7.084889         14,737      -29.15% 5/1/02
                                                        1.65% EV***           589     7.082471          4,172      -29.18% 5/1/02
                                                        1.70% EV***         1,340     7.080047          9,487      -29.20% 5/1/02

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***            91     7.075207            644      -29.25% 5/1/02
                                                        1.90% EV***           257     7.070368          1,817      -29.30% 5/1/02
                                                        1.95% EV***            28     7.067947            198      -29.32% 5/1/02

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ....................................    0.95%              25,519     7.956800        203,050      -20.43% 1/25/02
                                                        1.00%               7,040     7.953058         55,990      -20.47% 1/25/02
                                                        1.05%               1,820     7.949305         14,468      -20.51% 1/25/02
                                                        1.10%               2,236     7.945569         17,766      -20.54% 1/25/02
                                                        1.15%                 756     7.941816          6,004      -20.58% 1/25/02
                                                        1.20%              11,055     7.938080         87,755      -20.62% 1/25/02
                                                        1.25%                 702     7.934323          5,570      -20.66% 1/25/02
                                                        1.30%                 366     7.930578          2,903      -20.69% 1/25/02
                                                        1.35%                 755     7.926832          5,985      -20.73% 1/25/02
                                                        1.40%               2,582     7.923073         20,457      -20.77% 1/25/02
                                                        1.50%                 210     7.915587          1,662      -20.84% 1/25/02
                                                        1.55%                 630     7.911840          4,984      -20.88% 1/25/02
                                                        1.60%               4,160     7.908084         32,898      -20.92% 1/25/02
                                                        1.65%                  98     7.904327            775      -20.96% 1/25/02
                                                        1.75%                  10     7.896831             79      -21.03% 1/25/02
                                                        1.85%               2,599     7.889333         20,504      -21.11% 1/25/02
                                                        1.95%               2,262     7.881827         17,829      -21.18% 1/25/02
                                                        2.05%                 266     7.874340          2,095      -21.26% 1/25/02
                                                        0.95% EV***        17,907     7.917221        141,774      -20.83% 1/25/02
                                                        1.00% EV***         1,544     7.913494         12,218      -20.87% 1/25/02
                                                        1.10% EV***         1,785     7.906022         14,112      -20.94% 1/25/02
                                                        1.15% EV***         2,273     7.902271         17,962      -20.98% 1/25/02
                                                        1.20% EV***            65     7.898532            513      -21.01% 1/25/02
                                                        1.30% EV***         1,816     7.891058         14,330      -21.09% 1/25/02
                                                        1.40% EV***           277     7.883578          2,184      -21.16% 1/25/02
                                                        1.50% EV***           632     7.876096          4,978      -21.24% 1/25/02
                                                        1.55% EV***           264     7.872359          2,078      -21.28% 1/25/02
                                                        1.60% EV***         6,265     7.868623         49,297      -21.31% 1/25/02
                                                        1.65% EV***           760     7.864872          5,977      -21.35% 1/25/02
                                                        1.70% EV***           541     7.861135          4,253      -21.39% 1/25/02
                                                        1.80% EV***           454     7.853646          3,566      -21.46% 1/25/02
                                                        1.95% EV***           213     7.842430          1,670      -21.58% 1/25/02

     Gartmore GVIT Government Bond Fund - Class I
           2002 ....................................    0.95%             230,986    13.78          3,182,988        9.93%
                                                        0.95%          22,330,243    13.777493    307,654,767        9.93%
                                                        1.00%              34,086    13.74            468,343        9.87%
                                                        1.00%          10,709,538    13.741648    147,166,701        9.87%
                                                        1.05%              15,608    13.71            213,988        9.82%
                                                        1.05%           2,141,263    13.705885     29,347,904        9.82%
                                                        1.10%             171,972    12.33          2,120,415        9.76%
                                                        1.10%           3,732,692    12.331593     46,030,039        9.76%
                                                        1.15%              42,966    12.31            528,910        9.71%
                                                        1.15%           1,799,403    12.305129     22,141,886        9.71%
                                                        1.20%               1,901    12.68             24,109        9.65%
                                                        1.20%           8,349,062    12.681945    105,882,345        9.65%
                                                        1.25%              12,205    12.65            154,395        9.60%
                                                        1.25%             746,855    12.654152      9,450,817        9.60%
                                                        1.30%               9,292    12.63            117,358        9.54%
                                                        1.30%           1,567,657    12.626432     19,793,915        9.54%
                                                        1.35%               1,099    12.20             13,410        9.49%
                                                        1.35%           1,739,353    12.199721     21,219,621        9.49%
                                                        1.40%                  64    12.17                782        9.43%
                                                        1.40%           1,381,023    12.173458     16,811,825        9.43%
                                                        1.45%              94,804    12.147237      1,151,607        9.37%
                                                        1.50%             423,985    12.121079      5,139,156        9.32%
                                                        1.55%             401,439    12.094979      4,855,396        9.26%
                                                        1.60%             404,728    12.068906      4,884,624        9.21%
                                                        1.65%             414,130    12.042881      4,987,318        9.15%
                                                        1.70%              83,512    12.387519      1,034,506        9.10%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%             323,034    12.364450      3,994,138        9.04%
                                                        1.80%             185,148    12.341436      2,284,992        8.99%
                                                        1.85%              30,404    12.318429        374,530        8.93%
                                                        1.90%              10,109    12.295493        124,295        8.88%
                                                        1.95%               3,311    12.272524         40,634        8.82%
                                                        2.00%              13,625    12.249649        166,901        8.76%
                                                        2.05%              44,756    12.226769        547,221        8.71%
                                                        2.10%               3,532    12.203933         43,104        8.65%
                                                        2.15%                  61    12.181115            743        8.60%
                                                        2.20%              15,925    12.158343        193,622        8.54%
                                                        2.25%              18,910    12.575241        237,798        8.49%
                                                        0.95% EV***     8,714,554    12.185025    106,187,058        9.47%
                                                        1.00% EV***     3,301,418    12.158792     40,141,255        9.41%
                                                        1.05% EV***       442,944    12.132618      5,374,070        9.36%
                                                        1.10% EV***     4,053,934    12.106518     49,079,025        9.30%
                                                        1.15% EV***     1,124,876    12.080430     13,588,986        9.24%
                                                        1.20% EV***       544,410    12.054391      6,562,531        9.19%
                                                        1.25% EV***       352,193    12.234931      4,309,057        9.13%
                                                        1.30% EV***       248,040    12.210330      3,028,650        9.08%
                                                        1.35% EV***       294,259    12.185758      3,585,769        9.02%
                                                        1.40% EV***       395,301    12.161238      4,807,350        8.97%
                                                        1.45% EV***        58,674    12.136782        712,114        8.91%
                                                        1.50% EV***       110,890    12.112327      1,343,136        8.86%
                                                        1.55% EV***       362,801    12.087916      4,385,508        8.80%
                                                        1.60% EV***       155,539    12.063544      1,876,352        8.75%
                                                        1.65% EV***        77,471    12.039218        932,690        8.69%
                                                        1.70% EV***        62,857    12.014922        755,222        8.63%
                                                        1.75% EV***         9,044    11.990668        108,444        8.58%
                                                        1.80% EV***        39,111    11.966428        468,019        8.52%
                                                        1.85% EV***        66,389    11.942243        792,834        8.47%
                                                        1.90% EV***            72    11.918099            858        8.41%
                                                        1.95% EV***        60,571    11.893965        720,429        8.36%
                                                        2.00% EV***         5,288    11.869891         62,768        8.30%
                                                        2.05% EV***            12    11.845836            142        8.25%
                                                        2.10% EV***         9,854    11.821859        116,493        8.19%
                                                        2.15% EV***           939    11.797854         11,078        8.14%
                                                        2.20% EV***         1,149    11.773936         13,528        8.08%

     Gartmore GVIT Government Bond Fund - Class II
           2002 ....................................    1.50%             233,061    10.737803      2,502,563        7.38% 5/1/02
                                                        1.60%              32,114    10.730525        344,600        7.31% 5/1/02
                                                        1.65%             191,592    10.726883      2,055,185        7.27% 5/1/02
                                                        1.75%              26,740    10.719586        286,642        7.20% 5/1/02
                                                        1.80%              17,641    10.715948        189,040        7.16% 5/1/02
                                                        1.90%              33,203    10.708659        355,560        7.09% 5/1/02
                                                        1.95%             109,852    10.705004      1,175,966        7.05% 5/1/02
                                                        2.00%               9,119    10.701357         97,586        7.01% 5/1/02
                                                        2.05%              73,003    10.697710        780,965        6.98% 5/1/02
                                                        2.10%             115,136    10.694067      1,231,272        6.94% 5/1/02
                                                        2.15%               5,051    10.690409         53,997        6.90% 5/1/02
                                                        2.20%              53,719    10.686757        574,082        6.87% 5/1/02
                                                        2.30%                 103    10.679453          1,100        6.79% 5/1/02
                                                        2.35%               1,623    10.675806         17,327        6.76% 5/1/02
                                                        2.45%               6,586    10.668496         70,263        6.68% 5/1/02
                                                        2.50%              27,544    10.664836        293,752        6.65% 5/1/02
                                                        2.60%               9,041    10.657530         96,355        6.58% 5/1/02

     Gartmore GVIT Growth Fund - Class I
           2002 ....................................    0.95%              80,711     5.05            407,593      -29.40%
                                                        0.95%           7,281,145     5.049848     36,768,676      -29.40%
                                                        1.00%              27,810     5.04            140,161      -29.43%
                                                        1.00%           3,884,367     5.036691     19,564,356      -29.43%

                                                         Contract                      Unit        Contract         Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%                 730     5.02              3,664      -29.47%
                                                        1.05%             759,983     5.023564      3,817,823      -29.47%
                                                        1.10%             124,425     4.67            581,064      -29.51%
                                                        1.10%             404,992     4.670172      1,891,382      -29.51%
                                                        1.15%              43,769     4.66            203,965      -29.54%
                                                        1.15%             164,194     4.660144        765,168      -29.54%
                                                        1.20%               3,427     4.63             15,867      -29.58%
                                                        1.20%           1,017,853     4.633836      4,716,564      -29.58%
                                                        1.25%               1,330     4.62              6,145      -29.61%
                                                        1.25%             125,455     4.623680        580,064      -29.61%
                                                        1.30%               4,528     4.61             20,873      -29.65%
                                                        1.30%             377,826     4.613524      1,743,109      -29.65%
                                                        1.35%               3,002     4.62             13,871      -29.68%
                                                        1.35%             101,600     4.620133        469,406      -29.68%
                                                        1.40%              72,928     4.610169        336,210      -29.72%
                                                        1.45%              28,266     4.600232        130,030      -29.76%
                                                        1.50%              42,929     4.590315        197,058      -29.79%
                                                        1.55%              21,050     4.580410         96,418      -29.83%
                                                        1.60%              18,693     4.570511         85,437      -29.86%
                                                        1.65%              52,089     4.560642        237,559      -29.90%
                                                        1.70%               3,770     3.469794         13,081      -29.94%
                                                        1.75%              28,241     3.463330         97,808      -29.97%
                                                        1.80%               8,510     3.456859         29,418      -30.01%
                                                        1.85%               1,475     3.450405          5,089      -30.04%
                                                        1.90%               4,346     3.443952         14,967      -30.08%
                                                        1.95%               6,020     3.437514         20,694      -30.11%
                                                        2.05%                 732     3.424662          2,507      -30.19%
                                                        0.95% EV***       810,447     4.589086      3,719,211      -29.81%
                                                        1.00% EV***       335,485     4.579184      1,536,248      -29.85%
                                                        1.05% EV***        15,932     4.569309         72,798      -29.88%
                                                        1.10% EV***       109,765     4.559438        500,467      -29.92%
                                                        1.15% EV***        16,630     4.549585         75,660      -29.95%
                                                        1.20% EV***        23,896     4.539747        108,482      -29.99%
                                                        1.25% EV***        44,527     3.653757        162,691      -30.02%
                                                        1.30% EV***        10,310     3.646383         37,594      -30.06%
                                                        1.35% EV***         9,810     3.639028         35,699      -30.10%
                                                        1.40% EV***        52,825     3.631669        191,843      -30.13%
                                                        1.45% EV***         2,268     3.624344          8,220      -30.17%
                                                        1.50% EV***           608     3.617019          2,199      -30.20%
                                                        1.55% EV***        36,220     3.609706        130,744      -30.24%
                                                        1.60% EV***         3,114     3.602393         11,218      -30.27%
                                                        1.65% EV***           976     3.595112          3,509      -30.31%
                                                        1.70% EV***         7,202     3.587820         25,839      -30.35%
                                                        1.75% EV***         4,143     3.580543         14,834      -30.38%
                                                        1.80% EV***         5,388     3.573299         19,253      -30.42%
                                                        1.85% EV***           631     3.566044          2,250      -30.45%
                                                        1.90% EV***           113     3.558799            402      -30.49%
                                                        2.00% EV***         1,946     3.544360          6,897      -30.56%
                                                        2.05% EV***            38     3.537150            134      -30.60%

     Gartmore GVIT ID Aggressive Fund
           2002 ....................................    0.95%             211,483     8.257845      1,746,394      -17.42% 1/25/02
                                                        1.00%              61,321     8.253964        506,141      -17.46% 1/25/02
                                                        1.05%              10,896     8.250068         89,893      -17.50% 1/25/02
                                                        1.10%              71,131     8.246178        586,559      -17.54% 1/25/02
                                                        1.15%              49,210     8.242281        405,603      -17.58% 1/25/02
                                                        1.20%             140,939     8.238400      1,161,112      -17.62% 1/25/02
                                                        1.25%             196,110     8.234496      1,614,867      -17.66% 1/25/02
                                                        1.30%               7,111     8.230619         58,528      -17.69% 1/25/02
                                                        1.35%              34,043     8.226725        280,062      -17.73% 1/25/02
                                                        1.40%              53,463     8.222834        439,617      -17.77% 1/25/02
                                                        1.45%                 142     8.218945          1,167      -17.81% 1/25/02
                                                        1.50%              32,913     8.215054        270,382      -17.85% 1/25/02
                                                        1.55%               6,756     8.211169         55,475      -17.89% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              26,177     8.207270        214,842      -17.93% 1/25/02
                                                        1.65%              65,572     8.203385        537,912      -17.97% 1/25/02
                                                        1.70%                 139     8.199498          1,140      -18.01% 1/25/02
                                                        1.75%              15,265     8.100685        123,657      -19.92%
                                                        1.80%              38,212     8.191707        313,022      -18.08% 1/25/02
                                                        1.85%                 124     8.187819          1,015      -18.12% 1/25/02
                                                        1.95%               6,570     8.180038         53,743      -18.20% 1/25/02
                                                        2.05%              26,952     8.172252        220,259      -18.28% 1/25/02
                                                        2.10%              17,779     8.168360        145,225      -18.32% 1/25/02
                                                        2.20%              17,097     8.160577        139,521      -18.39% 1/25/02
                                                        2.50%                 309     8.137219          2,514      -18.63% 1/25/02
                                                        2.60%              12,165     8.129430         98,895      -18.71% 1/25/02
                                                        0.95% EV***       131,832     8.219544      1,083,599      -17.80% 1/25/02
                                                        1.00% EV***        40,016     8.215667        328,758      -17.84% 1/25/02
                                                        1.05% EV***           646     8.211785          5,305      -17.88% 1/25/02
                                                        1.10% EV***       120,050     8.207911        985,360      -17.92% 1/25/02
                                                        1.15% EV***        36,515     8.204035        299,570      -17.96% 1/25/02
                                                        1.20% EV***        18,735     8.200153        153,630      -18.00% 1/25/02
                                                        1.25% EV***        17,359     8.196271        142,279      -18.04% 1/25/02
                                                        1.30% EV***           234     8.192390          1,917      -18.08% 1/25/02
                                                        1.35% EV***         3,637     8.188502         29,782      -18.11% 1/25/02
                                                        1.40% EV***        24,842     8.184619        203,322      -18.15% 1/25/02
                                                        1.50% EV***         1,804     8.176858         14,751      -18.23% 1/25/02
                                                        1.55% EV***        14,688     8.172973        120,045      -18.27% 1/25/02
                                                        1.60% EV***        20,396     8.169093        166,617      -18.31% 1/25/02
                                                        1.65% EV***         4,857     8.165206         39,658      -18.35% 1/25/02
                                                        1.80% EV***         4,691     8.153554         38,248      -18.46% 1/25/02
                                                        1.95% EV***         2,216     8.141922         18,042      -18.58% 1/25/02
                                                        2.20% EV***           115     8.122498            934      -18.78% 1/25/02

     Gartmore GVIT ID Conservative Fund
           2002 ....................................    0.95%             981,020     9.961441      9,772,373       -0.39% 1/25/02
                                                        1.00%             482,454     9.956760      4,803,679       -0.43% 1/25/02
                                                        1.05%              62,139     9.952068        618,412       -0.48% 1/25/02
                                                        1.10%             322,607     9.947392      3,209,098       -0.53% 1/25/02
                                                        1.15%             296,558     9.942704      2,948,588       -0.57% 1/25/02
                                                        1.20%             623,429     9.938018      6,195,649       -0.62% 1/25/02
                                                        1.25%             171,269     9.933326      1,701,271       -0.67% 1/25/02
                                                        1.30%             115,009     9.928642      1,141,883       -0.71% 1/25/02
                                                        1.35%             240,642     9.923961      2,388,122       -0.76% 1/25/02
                                                        1.40%             134,040     9.919273      1,329,579       -0.81% 1/25/02
                                                        1.45%                   3     9.914588             30       -0.85% 1/25/02
                                                        1.50%              74,508     9.909899        738,367       -0.90% 1/25/02
                                                        1.55%              34,497     9.905214        341,700       -0.95% 1/25/02
                                                        1.60%             181,709     9.900522      1,799,014       -0.99% 1/25/02
                                                        1.65%              51,206     9.895838        506,726       -1.04% 1/25/02
                                                        1.70%              19,756     9.891153        195,410       -1.09% 1/25/02
                                                        1.75%             112,452     9.903364      1,113,653       -1.35%
                                                        1.80%              42,630     9.881785        421,260       -1.18% 1/25/02
                                                        1.85%               1,021     9.877095         10,085       -1.23% 1/25/02
                                                        1.90%                 672     9.872402          6,634       -1.28% 1/25/02
                                                        1.95%              12,159     9.867718        119,982       -1.32% 1/25/02
                                                        2.00%               4,897     9.863036         48,299       -1.37% 1/25/02
                                                        2.05%                 803     9.858342          7,916       -1.42% 1/25/02
                                                        2.10%              20,599     9.853651        202,975       -1.46% 1/25/02
                                                        2.20%              36,403     9.844280        358,361       -1.56% 1/25/02
                                                        2.35%                 719     9.830211          7,068       -1.70% 1/25/02
                                                        2.50%                 216     9.816143          2,120       -1.84% 1/25/02
                                                        2.60%               1,598     9.806753         15,671       -1.93% 1/25/02
                                                        0.95% EV***       872,068     9.919532      8,650,506       -0.80% 1/25/02
                                                        1.00% EV***       326,112     9.914861      3,233,355       -0.85% 1/25/02
                                                        1.05% EV***        76,756     9.910174        760,665       -0.90% 1/25/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10% EV***       360,079     9.905506      3,566,765      -0.94% 1/25/02
                                                        1.15% EV***       208,514     9.900832      2,064,462      -0.99% 1/25/02
                                                        1.20% EV***       150,900     9.896151      1,493,329      -1.04% 1/25/02
                                                        1.25% EV***        23,667     9.891480        234,102      -1.09% 1/25/02
                                                        1.30% EV***        16,311     9.886812        161,264      -1.13% 1/25/02
                                                        1.35% EV***         7,810     9.882129         77,179      -1.18% 1/25/02
                                                        1.40% EV***       120,350     9.877456      1,188,752      -1.23% 1/25/02
                                                        1.50% EV***        39,425     9.868100        389,050      -1.32% 1/25/02
                                                        1.55% EV***         7,877     9.863421         77,694      -1.37% 1/25/02
                                                        1.60% EV***        24,102     9.858748        237,616      -1.41% 1/25/02
                                                        1.65% EV***         1,961     9.854068         19,324      -1.46% 1/25/02
                                                        1.70% EV***         3,666     9.849392         36,108      -1.51% 1/25/02
                                                        1.80% EV***         1,888     9.840029         18,578      -1.60% 1/25/02
                                                        1.85% EV***            57     9.835356            561      -1.65% 1/25/02
                                                        2.15% EV***        12,302     9.807290        120,649      -1.93% 1/25/02
                                                        2.20% EV***           124     9.802611          1,216      -1.97% 1/25/02

     Gartmore GVIT ID Moderate Fund
           2002 ....................................    0.95%           2,892,694     9.059272     26,205,702      -9.41% 1/25/02
                                                        1.00%             712,296     9.055000      6,449,840      -9.45% 1/25/02
                                                        1.05%             119,490     9.050748      1,081,474      -9.49% 1/25/02
                                                        1.10%             834,790     9.046478      7,551,909      -9.54% 1/25/02
                                                        1.15%             471,314     9.042222      4,261,726      -9.58% 1/25/02
                                                        1.20%           1,500,283     9.037949     13,559,481      -9.62% 1/25/02
                                                        1.25%             226,684     9.033690      2,047,793      -9.66% 1/25/02
                                                        1.30%             248,869     9.029424      2,247,144      -9.71% 1/25/02
                                                        1.35%             540,441     9.025163      4,877,568      -9.75% 1/25/02
                                                        1.40%             592,513     9.020903      5,345,002      -9.79% 1/25/02
                                                        1.45%              16,536     9.016631        149,099      -9.83% 1/25/02
                                                        1.50%             216,204     9.012363      1,948,509      -9.88% 1/25/02
                                                        1.55%             144,364     9.008104      1,300,446      -9.92% 1/25/02
                                                        1.60%             291,504     9.003831      2,624,653      -9.96% 1/25/02
                                                        1.65%             187,984     8.999570      1,691,775     -10.00% 1/25/02
                                                        1.70%              27,670     8.995312        248,900     -10.05% 1/25/02
                                                        1.75%             243,404     8.943444      2,176,870     -11.18%
                                                        1.80%              75,939     8.986775        682,447     -10.13% 1/25/02
                                                        1.85%              92,092     8.982505        827,217     -10.17% 1/25/02
                                                        1.90%              59,028     8.978240        529,968     -10.22% 1/25/02
                                                        1.95%              85,937     8.973976        771,197     -10.26% 1/25/02
                                                        2.00%               7,447     8.969704         66,797     -10.30% 1/25/02
                                                        2.05%              27,341     8.965450        245,124     -10.35% 1/25/02
                                                        2.10%              60,566     8.961185        542,743     -10.39% 1/25/02
                                                        2.15%              35,154     8.956898        314,871     -10.43% 1/25/02
                                                        2.20%              82,019     8.952638        734,286     -10.47% 1/25/02
                                                        2.25%               7,756     8.948375         69,404     -10.52% 1/25/02
                                                        2.35%              10,566     8.939839         94,458     -10.60% 1/25/02
                                                        2.45%              11,956     8.931301        106,783     -10.69% 1/25/02
                                                        2.50%              22,951     8.927038        204,884     -10.73% 1/25/02
                                                        2.60%               9,783     8.918491         87,250     -10.82% 1/25/02
                                                        0.95% EV***     1,450,391     9.019191     13,081,353      -9.81% 1/25/02
                                                        1.00% EV***       331,691     9.014932      2,990,172      -9.85% 1/25/02
                                                        1.05% EV***        46,189     9.010686        416,195      -9.89% 1/25/02
                                                        1.10% EV***       654,653     9.006429      5,896,086      -9.94% 1/25/02
                                                        1.15% EV***       217,899     9.002175      1,961,565      -9.98% 1/25/02
                                                        1.20% EV***        83,185     8.997918        748,492     -10.02% 1/25/02
                                                        1.25% EV***        98,393     8.993661        884,913     -10.06% 1/25/02
                                                        1.30% EV***        75,131     8.989407        675,383     -10.11% 1/25/02
                                                        1.35% EV***        35,412     8.985154        318,182     -10.15% 1/25/02
                                                        1.40% EV***       219,903     8.980896      1,974,926     -10.19% 1/25/02
                                                        1.45% EV***         2,864     8.976637         25,709     -10.23% 1/25/02
                                                        1.50% EV***        39,158     8.972386        351,341     -10.28% 1/25/02
                                                        1.55% EV***        77,168     8.968140        692,053     -10.32% 1/25/02
                                                        1.60% EV***       103,151     8.963872        924,632     -10.36% 1/25/02
                                                        1.65% EV***         7,600     8.959614         68,093     -10.40% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*      Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        1.70% EV***        13,253     8.955354        118,685      -10.45% 1/25/02
                                                        1.75% EV***        27,409     8.951100        245,341      -10.49% 1/25/02
                                                        1.80% EV***         1,163     8.946849         10,405      -10.53% 1/25/02
                                                        1.85% EV***         2,452     8.942594         21,927      -10.57% 1/25/02
                                                        1.95% EV***         4,400     8.934077         39,310      -10.66% 1/25/02
                                                        2.00% EV***         1,562     8.929825         13,948      -10.70% 1/25/02
                                                        2.20% EV***           125     8.912791          1,114      -10.87% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ....................................    0.95%             905,810     8.610682      7,799,642      -13.89% 1/25/02
                                                        1.00%             129,149     8.606630      1,111,538      -13.93% 1/25/02
                                                        1.05%              24,273     8.602581        208,810      -13.97% 1/25/02
                                                        1.10%             346,827     8.598521      2,982,199      -14.01% 1/25/02
                                                        1.15%             392,470     8.594465      3,373,070      -14.06% 1/25/02
                                                        1.20%             424,830     8.590418      3,649,467      -14.10% 1/25/02
                                                        1.25%             209,190     8.586354      1,796,179      -14.14% 1/25/02
                                                        1.30%              73,215     8.582311        628,354      -14.18% 1/25/02
                                                        1.35%             241,227     8.578257      2,069,307      -14.22% 1/25/02
                                                        1.40%             450,847     8.574196      3,865,651      -14.26% 1/25/02
                                                        1.45%              17,412     8.570137        149,223      -14.30% 1/25/02
                                                        1.50%             189,325     8.566085      1,621,774      -14.34% 1/25/02
                                                        1.55%             134,776     8.562027      1,153,956      -14.38% 1/25/02
                                                        1.60%             196,296     8.557964      1,679,894      -14.42% 1/25/02
                                                        1.65%             142,170     8.553922      1,216,111      -14.46% 1/25/02
                                                        1.70%               9,984     8.549857         85,362      -14.50% 1/25/02
                                                        1.75%             151,532     8.481877      1,285,276      -16.08%
                                                        1.80%              47,793     8.541750        408,236      -14.58% 1/25/02
                                                        1.85%               8,050     8.537693         68,728      -14.62% 1/25/02
                                                        1.90%              22,407     8.533634        191,213      -14.66% 1/25/02
                                                        1.95%              78,894     8.529580        672,933      -14.70% 1/25/02
                                                        2.00%               8,308     8.525519         70,830      -14.74% 1/25/02
                                                        2.05%             114,425     8.521461        975,068      -14.79% 1/25/02
                                                        2.10%              34,071     8.517407        290,197      -14.83% 1/25/02
                                                        2.15%              21,275     8.513348        181,121      -14.87% 1/25/02
                                                        2.20%              56,432     8.509285        480,196      -14.91% 1/25/02
                                                        2.25%               2,819     8.505236         23,976      -14.95% 1/25/02
                                                        2.35%               2,481     8.497120         21,081      -15.03% 1/25/02
                                                        2.45%               7,400     8.489003         62,819      -15.11% 1/25/02
                                                        2.50%               3,429     8.484943         29,095      -15.15% 1/25/02
                                                        2.60%              19,707     8.476822        167,053      -15.23% 1/25/02
                                                        0.95% EV***       456,700     8.571613      3,914,656      -14.28% 1/25/02
                                                        1.00% EV***       103,810     8.567575        889,400      -14.32% 1/25/02
                                                        1.05% EV***        25,305     8.563532        216,700      -14.36% 1/25/02
                                                        1.10% EV***       225,873     8.559483      1,933,356      -14.41% 1/25/02
                                                        1.15% EV***        77,000     8.555434        658,768      -14.45% 1/25/02
                                                        1.20% EV***        22,353     8.551388        191,149      -14.49% 1/25/02
                                                        1.25% EV***        20,215     8.547343        172,785      -14.53% 1/25/02
                                                        1.30% EV***         9,959     8.543302         85,083      -14.57% 1/25/02
                                                        1.35% EV***        16,675     8.539249        142,392      -14.61% 1/25/02
                                                        1.40% EV***       149,961     8.535204      1,279,948      -14.65% 1/25/02
                                                        1.45% EV***        12,255     8.531150        104,549      -14.69% 1/25/02
                                                        1.50% EV***        24,475     8.527119        208,701      -14.73% 1/25/02
                                                        1.55% EV***        51,257     8.523067        436,867      -14.77% 1/25/02
                                                        1.60% EV***         2,164     8.519021         18,435      -14.81% 1/25/02
                                                        1.65% EV***         5,633     8.514975         47,965      -14.85% 1/25/02
                                                        1.70% EV***         2,713     8.510923         23,090      -14.89% 1/25/02
                                                        1.75% EV***        14,799     8.506884        125,893      -14.93% 1/25/02
                                                        1.80% EV***         7,259     8.502826         61,722      -14.97% 1/25/02
                                                        1.85% EV***         3,522     8.498787         29,933      -15.01% 1/25/02
                                                        1.95% EV***        26,100     8.490684        221,607      -15.09% 1/25/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        2.10% EV***         4,721     8.478544         40,027      -15.21% 1/25/02
                                                        2.20% EV***         1,073     8.470445          9,089      -15.30% 1/25/02
                                                        2.40% EV***           171     8.454245          1,446      -15.46% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ....................................    0.95%           1,218,823     9.557034     11,648,333       -4.43% 1/25/02
                                                        1.00%             591,293     9.552540      5,648,350       -4.47% 1/25/02
                                                        1.05%              56,368     9.548043        538,204       -4.52% 1/25/02
                                                        1.10%             491,319     9.543547      4,688,926       -4.56% 1/25/02
                                                        1.15%             333,770     9.539048      3,183,848       -4.61% 1/25/02
                                                        1.20%             642,432     9.534557      6,125,305       -4.65% 1/25/02
                                                        1.25%              98,468     9.530058        938,406       -4.70% 1/25/02
                                                        1.30%              98,474     9.525559        938,020       -4.74% 1/25/02
                                                        1.35%             248,909     9.521061      2,369,878       -4.79% 1/25/02
                                                        1.40%             245,001     9.516564      2,331,568       -4.83% 1/25/02
                                                        1.45%               3,007     9.512081         28,603       -4.88% 1/25/02
                                                        1.50%             150,908     9.507569      1,434,768       -4.92% 1/25/02
                                                        1.55%              40,828     9.503076        387,992       -4.97% 1/25/02
                                                        1.60%             197,082     9.498578      1,871,999       -5.01% 1/25/02
                                                        1.65%              70,316     9.494075        667,585       -5.06% 1/25/02
                                                        1.70%              47,806     9.489589        453,659       -5.10% 1/25/02
                                                        1.75%             200,634     9.473594      1,900,725       -5.83%
                                                        1.80%             170,259     9.480584      1,614,155       -5.19% 1/25/02
                                                        1.85%              53,092     9.476086        503,104       -5.24% 1/25/02
                                                        1.90%              10,204     9.471588         96,648       -5.28% 1/25/02
                                                        1.95%              58,865     9.467085        557,280       -5.33% 1/25/02
                                                        2.00%              17,775     9.462587        168,197       -5.37% 1/25/02
                                                        2.05%              48,849     9.458089        462,018       -5.42% 1/25/02
                                                        2.10%              27,595     9.453586        260,872       -5.46% 1/25/02
                                                        2.15%               5,735     9.449094         54,191       -5.51% 1/25/02
                                                        2.20%               9,120     9.444587         86,135       -5.55% 1/25/02
                                                        2.35%                 559     9.431089          5,272       -5.69% 1/25/02
                                                        2.50%               4,423     9.417585         41,654       -5.82% 1/25/02
                                                        2.60%               6,486     9.408587         61,024       -5.91% 1/25/02
                                                        0.95% EV***       795,899     9.515918      7,573,710       -4.84% 1/25/02
                                                        1.00% EV***       296,907     9.511425      2,824,009       -4.89% 1/25/02
                                                        1.05% EV***       101,452     9.506947        964,499       -4.93% 1/25/02
                                                        1.10% EV***       429,344     9.502455      4,079,822       -4.98% 1/25/02
                                                        1.15% EV***       146,811     9.497966      1,394,406       -5.02% 1/25/02
                                                        1.20% EV***        69,712     9.493482        661,810       -5.07% 1/25/02
                                                        1.25% EV***        51,196     9.489000        485,799       -5.11% 1/25/02
                                                        1.30% EV***        24,771     9.484502        234,941       -5.15% 1/25/02
                                                        1.35% EV***        24,775     9.480008        234,867       -5.20% 1/25/02
                                                        1.40% EV***        40,935     9.475531        387,881       -5.24% 1/25/02
                                                        1.45% EV***         6,596     9.471044         62,471       -5.29% 1/25/02
                                                        1.50% EV***        10,365     9.466558         98,121       -5.33% 1/25/02
                                                        1.55% EV***        17,027     9.462062        161,111       -5.38% 1/25/02
                                                        1.60% EV***        38,794     9.457574        366,897       -5.42% 1/25/02
                                                        1.65% EV***         1,926     9.453079         18,207       -5.47% 1/25/02
                                                        1.70% EV***        42,288     9.448601        399,562       -5.51% 1/25/02
                                                        1.75% EV***         3,095     9.444104         29,230       -5.56% 1/25/02
                                                        1.80% EV***        11,892     9.439620        112,256       -5.60% 1/25/02
                                                        1.85% EV***            69     9.435135            651       -5.65% 1/25/02
                                                        2.20% EV***           124     9.403701          1,166       -5.96% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
           2002 ....................................    0.95%              67,062     4.902449        328,768      -24.83%
                                                        1.00%               1,125     4.90              5,513      -24.86%
                                                        1.00%              11,289     4.896891         55,281      -24.86%
                                                        1.05%               6,763     4.891314         33,080      -24.90%
                                                        1.10%               4,832     4.885747         23,608      -24.94%
                                                        1.15%               6,763     4.880201         33,005      -24.98%
                                                        1.20%              20,760     4.874649        101,198      -25.02%
                                                        1.25%               5,005     4.869101         24,370      -25.05%
                                                        1.30%               6,787     4.863546         33,009      -25.09%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%               4,934     4.858005         23,969      -25.13%
                                                        1.40%               3,301     4.852467         16,018      -25.17%
                                                        1.45%                 621     4.846917          3,010      -25.21%
                                                        1.50%               1,458     4.841394          7,059      -25.25%
                                                        1.55%                 929     4.835860          4,493      -25.28%
                                                        1.65%                 710     4.824815          3,426      -25.36%
                                                        1.80%               1,496     4.808265          7,193      -25.47%
                                                        1.85%               2,930     4.802762         14,072      -25.51%
                                                        0.95% EV***        39,127     4.506618        176,330      -25.27%
                                                        1.00% EV***         1,650     4.501276          7,427      -25.31%
                                                        1.10% EV***         9,331     4.490578         41,902      -25.39%
                                                        1.15% EV***        15,032     4.485228         67,422      -25.42%
                                                        1.20% EV***           801     4.479898          3,588      -25.46%
                                                        1.25% EV***        10,067     4.474563         45,045      -25.50%
                                                        1.35% EV***           237     4.463918          1,058      -25.58%
                                                        1.40% EV***         2,855     4.458595         12,729      -25.61%
                                                        1.45% EV***         1,187     4.453274          5,286      -25.65%
                                                        1.65% EV***           111     4.432033            492      -25.80%

     Gartmore GVIT International Growth Fund - Class III
           2002 ....................................    0.95%              31,496     7.785605        245,215      -22.14% 5/1/02
                                                        1.00%               7,025     7.782980         54,675      -22.17% 5/1/02
                                                        1.05%               3,137     7.780338         24,407      -22.20% 5/1/02
                                                        1.10%              25,503     7.777707        198,355      -22.22% 5/1/02
                                                        1.15%               9,145     7.775080         71,103      -22.25% 5/1/02
                                                        1.20%              34,899     7.772433        271,250      -22.28% 5/1/02
                                                        1.25%               2,276     7.769802         17,684      -22.30% 5/1/02
                                                        1.30%                  69     7.767159            536      -22.33% 5/1/02
                                                        1.35%               7,373     7.764530         57,248      -22.35% 5/1/02
                                                        1.40%               9,181     7.761892         71,262      -22.38% 5/1/02
                                                        1.50%               2,786     7.756602         21,610      -22.43% 5/1/02
                                                        1.55%                  57     7.753975            442      -22.46% 5/1/02
                                                        1.60%               3,026     7.751335         23,456      -22.49% 5/1/02
                                                        1.65%               1,642     7.748697         12,723      -22.51% 5/1/02
                                                        1.75%                 207     7.743411          1,603      -22.57% 5/1/02
                                                        1.80%               1,536     7.740771         11,890      -22.59% 5/1/02
                                                        1.85%               1,597     7.738127         12,358      -22.62% 5/1/02
                                                        2.05%                 547     7.727570          4,227      -22.72% 5/1/02
                                                        0.95% EV***        25,533     7.757886        198,082      -22.42% 5/1/02
                                                        1.00% EV***           598     7.755254          4,638      -22.45% 5/1/02
                                                        1.05% EV***           887     7.752625          6,877      -22.47% 5/1/02
                                                        1.10% EV***        17,086     7.749993        132,416      -22.50% 5/1/02
                                                        1.15% EV***         6,337     7.747355         49,095      -22.53% 5/1/02
                                                        1.20% EV***           940     7.744732          7,280      -22.55% 5/1/02
                                                        1.25% EV***           662     7.742100          5,125      -22.58% 5/1/02
                                                        1.30% EV***         1,561     7.739466         12,081      -22.61% 5/1/02
                                                        1.35% EV***           270     7.736834          2,089      -22.63% 5/1/02
                                                        1.40% EV***           359     7.734199          2,777      -22.66% 5/1/02
                                                        1.45% EV***            21     7.731569            162      -22.68% 5/1/02
                                                        1.60% EV***            96     7.723667            741      -22.76% 5/1/02

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
           2002 ....................................    0.95%              78,499     8.86            695,499      -13.15%
                                                        0.95%           4,516,114     8.861586     40,019,933      -13.15%
                                                        1.00%              20,443     8.84            180,719      -13.19%
                                                        1.00%           2,052,713     8.838517     18,142,939      -13.19%
                                                        1.05%                 204     8.82              1,801      -13.23%
                                                        1.05%             412,934     8.815516      3,640,226      -13.23%
                                                        1.10%              47,849     8.67            414,851      -13.28%
                                                        1.10%             602,906     8.672706      5,228,826      -13.28%
                                                        1.15%               7,647     8.65             66,144      -13.32%
                                                        1.15%             283,239     8.654097      2,451,178      -13.32%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.20%               1,364     8.71              11,884     -13.37%
                                                        1.20%           1,537,138     8.714584      13,395,518     -13.37%
                                                        1.25%               1,105     8.70               9,611     -13.41%
                                                        1.25%             159,279     8.695502       1,385,011     -13.41%
                                                        1.30%                 132     8.68               1,149     -13.45%
                                                        1.30%             275,500     8.676428       2,390,356     -13.45%
                                                        1.35%                 275     8.58               2,357     -13.50%
                                                        1.35%             265,962     8.579903       2,281,928     -13.50%
                                                        1.40%             322,244     8.561448       2,758,875     -13.54%
                                                        1.45%              14,422     8.543005         123,207     -13.58%
                                                        1.50%              71,661     8.524600         610,881     -13.63%
                                                        1.55%              79,559     8.506213         676,746     -13.67%
                                                        1.60%              33,806     8.487853         286,940     -13.72%
                                                        1.65%              60,265     8.469553         510,418     -13.76%
                                                        1.70%               5,739     7.580114          43,502     -13.80%
                                                        1.75%              86,915     7.565979         657,597     -13.85%
                                                        1.80%              34,228     7.551894         258,486     -13.89%
                                                        1.85%              18,093     7.537812         136,382     -13.94%
                                                        1.90%               1,104     7.523744           8,306     -13.98%
                                                        1.95%               5,333     7.509706          40,049     -14.02%
                                                        2.00%                 548     7.495672           4,108     -14.07%
                                                        2.05%               3,284     7.481673          24,570     -14.11%
                                                        2.20%               1,455     7.439775          10,825     -14.24%
                                                        0.95% EV***     1,412,559     8.556845      12,087,048     -13.58%
                                                        1.00% EV***       707,935     8.538421       6,044,647     -13.62%
                                                        1.05% EV***        66,842     8.520007         569,494     -13.67%
                                                        1.10% EV***       660,303     8.501658       5,613,670     -13.71%
                                                        1.15% EV***       133,569     8.483326       1,133,109     -13.75%
                                                        1.20% EV***        88,359     8.465026         747,961     -13.80%
                                                        1.25% EV***        65,211     7.905986         515,557     -13.84%
                                                        1.30% EV***        44,463     7.890093         350,817     -13.88%
                                                        1.35% EV***        19,794     7.874197         155,862     -13.93%
                                                        1.40% EV***        90,422     7.858333         710,566     -13.97%
                                                        1.45% EV***        14,406     7.842505         112,979     -14.02%
                                                        1.50% EV***        25,534     7.826684         199,847     -14.06%
                                                        1.55% EV***        66,378     7.810904         518,472     -14.10%
                                                        1.60% EV***        18,919     7.795141         147,476     -14.15%
                                                        1.65% EV***         3,318     7.779391          25,812     -14.19%
                                                        1.70% EV***        33,882     7.763676         263,049     -14.24%
                                                        1.75% EV***         8,224     7.747988          63,719     -14.28%
                                                        1.80% EV***         4,431     7.732300          34,262     -14.32%
                                                        1.85% EV***        30,144     7.716674         232,611     -14.37%
                                                        1.90% EV***           251     7.701048           1,933     -14.41%
                                                        1.95% EV***        67,407     7.685444         518,053     -14.46%
                                                        2.10% EV***         3,279     7.638811          25,048     -14.59%
                                                        2.20% EV***         1,265     7.607799           9,624     -14.67%

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ....................................    0.95%           4,277,313    11.827658      50,590,595       6.19%
                                                        0.95%              15,636    11.83             184,968       6.19%
                                                        1.00%           1,781,759    11.796914      21,019,258       6.14%
                                                        1.00%               2,090    11.80              24,666       6.14%
                                                        1.05%             414,367    11.766225       4,875,535       6.08%
                                                        1.10%             398,238    11.748112       4,678,545       6.03%
                                                        1.10%               6,253    11.75              73,478       6.03%
                                                        1.15%             271,670    11.722912       3,184,764       5.97%
                                                        1.15%               2,644    11.72              30,993       5.97%
                                                        1.20%           1,883,056    11.962673      22,526,383       5.92%
                                                        1.25%             119,865    11.936481       1,430,766       5.87%
                                                        1.25%                 812    11.94               9,692       5.87%
                                                        1.30%             319,949    11.910299       3,810,688       5.81%
                                                        1.30%                 600    11.91               7,145       5.81%
                                                        1.35%             257,706    11.622486       2,995,184       5.76%
                                                        1.40%             193,636    11.597439       2,245,682       5.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45%              25,148    11.572500        291,025       5.65%
                                                        1.50%              86,857    11.547565      1,002,987       5.60%
                                                        1.55%              25,186    11.522667        290,210       5.55%
                                                        1.60%              39,472    11.497820        453,842       5.49%
                                                        1.65%              94,819    11.473014      1,087,860       5.44%
                                                        1.70%              18,209    11.094926        202,028       5.39%
                                                        1.75%              71,250    11.074251        789,040       5.33%
                                                        1.80%              33,477    11.053628        370,042       5.28%
                                                        1.85%               7,050    11.033027         77,783       5.22%
                                                        1.90%               4,068    11.012457         44,799       5.17%
                                                        1.95%              17,753    10.991915        195,139       5.12%
                                                        2.00%                 498    10.971409          5,464       5.06%
                                                        2.05%              33,045    10.950902        361,873       5.01%
                                                        2.10%               2,317    10.930457         25,326       4.96%
                                                        2.15%               1,301    10.909995         14,194       4.90%
                                                        2.20%              22,426    10.889602        244,210       4.85%
                                                        2.25%                 245    11.108153          2,721       4.80%
                                                        2.35%               3,529    11.074752         39,083       4.69%
                                                        2.45%               4,992    11.041436         55,119       4.58%
                                                        2.50%               2,107    11.024795         23,229       4.53%
                                                        2.60%               3,218    10.991542         35,371       4.42%
                                                        0.95% EV***     1,797,910    11.605268     20,865,227       5.73%
                                                        1.00% EV***       585,244    11.580302      6,777,302       5.67%
                                                        1.05% EV***        92,862    11.555359      1,073,054       5.62%
                                                        1.10% EV***       430,130    11.530468      4,959,600       5.56%
                                                        1.15% EV***       134,009    11.505637      1,541,859       5.51%
                                                        1.20% EV***        78,793    11.480839        904,610       5.46%
                                                        1.25% EV***        89,744    11.321347      1,016,023       5.40%
                                                        1.30% EV***        31,348    11.298603        354,189       5.35%
                                                        1.35% EV***        27,464    11.275877        309,681       5.30%
                                                        1.40% EV***       100,516    11.253186      1,131,125       5.24%
                                                        1.45% EV***         5,273    11.230520         59,219       5.19%
                                                        1.50% EV***         8,311    11.207887         93,149       5.14%
                                                        1.55% EV***        18,149    11.185301        203,002       5.08%
                                                        1.60% EV***        21,781    11.162742        243,136       5.03%
                                                        1.65% EV***           512    11.140212          5,704       4.98%
                                                        1.70% EV***        12,896    11.117715        143,374       4.92%
                                                        1.75% EV***         2,054    11.095274         22,790       4.87%
                                                        1.80% EV***            19    11.072869            210       4.81%
                                                        1.85% EV***         3,676    11.050460         40,621       4.76%
                                                        2.15% EV***         1,716    10.916883         18,733       4.44%

     Gartmore GVIT Money Market Fund - Class I
           2002 ....................................    0.95%          24,651,649    11.786146    290,547,934       0.25%
                                                        0.95%             134,863    11.79          1,590,036       0.25%
                                                        1.00%          10,413,760    11.755442    122,418,352       0.20%
                                                        1.00%              21,921    11.76            257,790       0.20%
                                                        1.05%           2,033,965    11.724794     23,847,821       0.15%
                                                        1.05%                 195    11.72              2,285       0.15%
                                                        1.10%           3,363,811    11.259085     37,873,434       0.10%
                                                        1.10%             126,518    11.26          1,424,588       0.10%
                                                        1.15%           1,441,743    11.234913     16,197,857       0.05%
                                                        1.15%               8,877    11.23             99,690       0.05%
                                                        1.20%          20,596,334    11.247296    231,653,065       0.00%
                                                        1.20%                 439    11.25              4,935       0.00%
                                                        1.25%             891,597    11.222643     10,006,075     - 0.05%
                                                        1.25%               8,452    11.22             94,831     - 0.05%
                                                        1.30%           2,393,499    11.198034     26,802,483     - 0.10%
                                                        1.30%                 682    11.20              7,640     - 0.10%
                                                        1.35%           2,487,684    11.138565     27,709,230     - 0.15%
                                                        1.35%               1,021    11.14             11,371     - 0.15%
                                                        1.40%           1,408,229    11.114578     15,651,871     - 0.21%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                         1.40%              5,447    11.11             60,515      -0.21%
                                                         1.45%            120,031    11.090636      1,331,220      -0.26%
                                                         1.50%          1,054,651    11.066732     11,671,540      -0.31%
                                                         1.55%            231,385    11.042864      2,555,153      -0.36%
                                                         1.60%            442,072    11.019038      4,871,208      -0.41%
                                                         1.65%            463,864    10.995248      5,100,300      -0.46%
                                                         1.70%            165,675    10.781517      1,786,228      -0.51%
                                                         1.75%            356,576    10.761392      3,837,254      -0.56%
                                                         1.80%            187,924    10.741301      2,018,548      -0.61%
                                                         1.85%             45,700    10.721236        489,960      -0.66%
                                                         1.90%             14,163    10.701197        151,561      -0.71%
                                                         1.95%             53,573    10.681191        572,223      -0.76%
                                                         2.00%             12,329    10.661204        131,442      -0.81%
                                                         2.05%            129,130    10.641254      1,374,105      -0.86%
                                                         2.10%             42,404    10.621324        450,387      -0.91%
                                                         2.15%             19,759    10.601417        209,473      -0.96%
                                                         2.20%             73,805    10.581548        780,971      -1.02%
                                                         2.25%              2,152    10.384079         22,347      -1.07%
                                                         2.35%              1,915    10.352242         19,825      -1.17%
                                                         2.45%              3,871    10.320468         39,951      -1.27%
                                                         2.60%              7,648    10.272935         78,567      -1.42%
                                                         0.95% EV***   10,258,562    11.122495    114,100,805      -0.20%
                                                         1.00% EV***    5,265,196    11.098547     58,436,025      -0.25%
                                                         1.05% EV***      781,742    11.074636      8,657,508      -0.30%
                                                         1.10% EV***    4,496,631    11.050766     49,691,217      -0.35%
                                                         1.15% EV***    1,445,619    11.026936     15,940,748      -0.40%
                                                         1.20% EV***      477,874    11.003146      5,258,117      -0.45%
                                                         1.25% EV***      566,483    10.920665      6,186,371      -0.50%
                                                         1.30% EV***      190,123    10.898006      2,071,962      -0.55%
                                                         1.35% EV***      162,159    10.875380      1,763,541      -0.60%
                                                         1.40% EV***      518,276    10.852791      5,624,741      -0.65%
                                                         1.45% EV***      125,417    10.830237      1,358,296      -0.70%
                                                         1.50% EV***      146,183    10.807716      1,579,904      -0.75%
                                                         1.55% EV***      283,511    10.785241      3,057,734      -0.80%
                                                         1.60% EV***       80,023    10.762794        861,271      -0.85%
                                                         1.65% EV***       46,845    10.740384        503,133      -0.91%
                                                         1.70% EV***       42,221    10.718010        452,525      -0.96%
                                                         1.75% EV***       46,496    10.695665        497,306      -1.01%
                                                         1.80% EV***       10,262    10.673363        109,530      -1.06%
                                                         1.85% EV***       14,564    10.651092        155,123      -1.11%
                                                         1.90% EV***          563    10.628858          5,984      -1.16%
                                                         1.95% EV***           64    10.606659            679      -1.21%
                                                         2.00% EV***          956    10.584492         10,119      -1.26%
                                                         2.05% EV***           27    10.562363            285      -1.31%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ....................................     1.25%                355     8.381556          2,975     -16.18% 5/1/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ....................................     0.95%            126,653     9.156690      1,159,722      -8.43% 1/25/02
                                                         1.00%             83,952     9.152383        768,361      -8.48% 1/25/02
                                                         1.05%              7,822     9.148067         71,556      -8.52% 1/25/02
                                                         1.10%             24,166     9.143759        220,968      -8.56% 1/25/02
                                                         1.15%              9,084     9.139446         83,023      -8.61% 1/25/02
                                                         1.20%            115,565     9.135134      1,055,702      -8.65% 1/25/02
                                                         1.25%             11,588     9.130827        105,808      -8.69% 1/25/02
                                                         1.30%             10,513     9.126509         95,947      -8.73% 1/25/02
                                                         1.35%             10,774     9.122198         98,283      -8.78% 1/25/02
                                                         1.40%              7,552     9.117886         68,858      -8.82% 1/25/02
                                                         1.45%                761     9.113577          6,935      -8.86% 1/25/02
                                                         1.50%             17,250     9.109258        157,135      -8.91% 1/25/02
                                                         1.55%              1,477     9.104949         13,448      -8.95% 1/25/02
                                                         1.60%              6,617     9.100645         60,219      -8.99% 1/25/02
                                                         1.65%              2,602     9.096324         23,669      -9.04% 1/25/02
                                                         1.70%                518     9.092017          4,710      -9.08% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.75%               1,717    9.087697          15,604        -9.12% 1/25/02
                                                        1.80%                 968    9.083390           8,793        -9.17% 1/25/02
                                                        1.85%                 451    9.079080           4,095        -9.21% 1/25/02
                                                        1.90%               1,877    9.074768          17,033        -9.25% 1/25/02
                                                        2.05%               4,902    9.061817          44,421        -9.38% 1/25/02
                                                        2.10%                 112    9.057504           1,014        -9.42% 1/25/02
                                                        2.20%                 216    9.048877           1,955        -9.51% 1/25/02
                                                        0.95% EV***        78,286    9.118017         713,813        -8.82% 1/25/02
                                                        1.00% EV***        45,270    9.113712         412,578        -8.86% 1/25/02
                                                        1.05% EV***        13,167    9.109407         119,944        -8.91% 1/25/02
                                                        1.10% EV***        31,073    9.105099         282,923        -8.95% 1/25/02
                                                        1.15% EV***        16,139    9.100800         146,878        -8.99% 1/25/02
                                                        1.20% EV***        19,509    9.096492         177,463        -9.04% 1/25/02
                                                        1.25% EV***         1,870    9.092203          17,002        -9.08% 1/25/02
                                                        1.30% EV***         7,117    9.087899          64,679        -9.12% 1/25/02
                                                        1.35% EV***           103    9.083590             936        -9.16% 1/25/02
                                                        1.40% EV***           117    9.079287           1,062        -9.21% 1/25/02
                                                        1.50% EV***         2,193    9.070681          19,892        -9.29% 1/25/02
                                                        1.55% EV***         1,764    9.066378          15,993        -9.34% 1/25/02
                                                        1.60% EV***         6,620    9.062082          59,991        -9.38% 1/25/02
                                                        1.70% EV***           333    9.053470           3,015        -9.47% 1/25/02
                                                        1.75% EV***           619    9.049169           5,601        -9.51% 1/25/02
                                                        1.80% EV***            60    9.044862             543        -9.55% 1/25/02
                                                        1.85% EV***         2,070    9.040548          18,714        -9.59% 1/25/02
                                                        2.00% EV***         1,853    9.027632          16,728        -9.72% 1/25/02

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ....................................    0.95%             720,281    7.315112       5,268,936       -26.07%
                                                        0.95%               3,692    7.32              27,022       -26.07%
                                                        1.00%             337,657    7.296085       2,463,574       -26.11%
                                                        1.00%                 942    7.30               6,878       -26.11%
                                                        1.05%             101,063    7.277078         735,443       -26.14%
                                                        1.10%               3,620    9.388270          33,986       -26.18%
                                                        1.10%               3,993    9.39              37,496       -26.18%
                                                        1.15%               1,055    9.368121           9,883       -26.22%
                                                        1.15%               2,328    9.37              21,809       -26.22%
                                                        1.20%             110,053    8.954641         985,485       -26.26%
                                                        1.20%                 259    8.95               2,320       -26.26%
                                                        1.25%              13,173    8.935027         117,701       -26.29%
                                                        1.30%              23,487    8.915420         209,396       -26.33%
                                                        1.30%                  59    8.92                 522       -26.33%
                                                        1.35%               4,519    9.287776          41,971       -26.37%
                                                        1.40%               4,079    9.267781          37,803       -26.41%
                                                        1.45%               1,408    9.247825          13,021       -26.44%
                                                        1.50%               9,025    9.227885          83,282       -26.48%
                                                        1.60%                 119    9.188116           1,093       -26.55%
                                                        1.65%               1,831    9.168292          16,787       -26.59%
                                                        1.80%                 662    6.285628           4,161       -26.70%
                                                        0.95% EV***        23,657    9.261663         219,103       -26.46%
                                                        1.00% EV***        32,793    9.241720         303,064       -26.50%
                                                        1.05% EV***        12,515    9.221803         115,411       -26.54%
                                                        1.10% EV***         1,959    9.201917          18,027       -26.58%
                                                        1.20% EV***         3,574    9.162263          32,746       -26.65%
                                                        1.40% EV***         3,130    7.248245          22,687       -26.80%
                                                        1.45% EV***           252    7.233617           1,823       -26.84%
                                                        1.65% EV***           146    7.175387           1,048       -26.99%

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ....................................    0.95%           1,723,390    9.871212      17,011,948       -33.92%
                                                        0.95%               9,407    9.87              92,848       -33.92%
                                                        1.00%             603,500    9.852935       5,946,246       -33.96%
                                                        1.00%               3,579    9.85              35,256       -33.96%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%              94,582    9.834714        930,187       -33.99%
                                                        1.05%               1,098    9.83             10,794       -33.99%
                                                        1.10%             413,957    9.816488      4,063,604       -34.02%
                                                        1.10%              12,915    9.82            126,825       -34.02%
                                                        1.15%             176,401    9.798306      1,728,431       -34.06%
                                                        1.15%               3,043    9.80             29,823       -34.06%
                                                        1.20%             949,272    9.780139      9,284,012       -34.09%
                                                        1.20%                   5    9.78                 51       -34.09%
                                                        1.25%              83,583    9.762003        815,937       -34.12%
                                                        1.30%             190,267    9.743886      1,853,940       -34.16%
                                                        1.30%                 219    9.74              2,133       -34.16%
                                                        1.35%             201,517    9.725788      1,959,912       -34.19%
                                                        1.40%             202,231    9.707740      1,963,206       -34.22%
                                                        1.45%              17,773    9.689686        172,215       -34.26%
                                                        1.50%              52,964    9.671672        512,250       -34.29%
                                                        1.55%              48,380    9.653687        467,045       -34.32%
                                                        1.60%              66,965    9.635711        645,255       -34.36%
                                                        1.65%              85,201    9.617770        819,444       -34.39%
                                                        1.70%              20,525    9.599855        197,037       -34.42%
                                                        1.75%              33,548    9.581953        321,455       -34.46%
                                                        1.80%              30,271    9.564082        289,514       -34.49%
                                                        1.85%               4,967    9.546230         47,416       -34.52%
                                                        1.90%               3,600    9.528413         34,302       -34.56%
                                                        1.95%               1,718    9.510606         16,339       -34.59%
                                                        2.00%                 106    9.492834          1,006       -34.63%
                                                        2.05%              14,586    9.475089        138,204       -34.66%
                                                        2.15%                  13    9.439666            123       -34.73%
                                                        2.20%               7,805    9.421976         73,539       -34.76%
                                                        2.25%                 532    4.394826          2,338       -34.79%
                                                        0.95% EV***       940,605    9.703262      9,126,937       -34.30%
                                                        1.00% EV***       489,705    9.685248      4,742,914       -34.34%
                                                        1.05% EV***        61,949    9.667240        598,876       -34.37%
                                                        1.10% EV***       297,946    9.649254      2,874,957       -34.40%
                                                        1.15% EV***       113,892    9.631312      1,096,929       -34.44%
                                                        1.20% EV***        41,331    9.613382        397,331       -34.47%
                                                        1.25% EV***        71,092    9.595469        682,161       -34.50%
                                                        1.30% EV***         7,603    9.577591         72,818       -34.54%
                                                        1.35% EV***        11,668    9.559721        111,543       -34.57%
                                                        1.40% EV***        45,092    9.541892        430,263       -34.60%
                                                        1.45% EV***         9,356    9.524080         89,107       -34.64%
                                                        1.50% EV***        10,224    9.506309         97,193       -34.67%
                                                        1.55% EV***        42,679    9.488529        404,961       -34.71%
                                                        1.60% EV***        21,014    9.470796        199,019       -34.74%
                                                        1.65% EV***         8,205    9.453104         77,563       -34.77%
                                                        1.70% EV***         3,944    9.435402         37,213       -34.81%
                                                        1.75% EV***         2,479    9.417741         23,347       -34.84%
                                                        1.80% EV***         2,228    9.400098         20,943       -34.87%
                                                        1.85% EV***           161    9.382479          1,511       -34.91%
                                                        1.90% EV***           313    9.364897          2,931       -34.94%
                                                        1.95% EV***           242    9.347323          2,262       -34.97%
                                                        2.20% EV***            30    9.259847            278       -35.14%

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ....................................    1.50%               9,627    7.183813         69,159       -28.16% 5/1/02
                                                        1.60%                 383    7.178926          2,750       -28.21% 5/1/02
                                                        1.65%              12,820    7.176486         92,003       -28.24% 5/1/02
                                                        1.75%               1,918    7.171586         13,755       -28.28% 5/1/02
                                                        1.80%               1,732    7.169139         12,417       -28.31% 5/1/02
                                                        1.90%                 813    7.164247          5,825       -28.36% 5/1/02
                                                        1.95%              10,566    7.161798         75,672       -28.38% 5/1/02
                                                        2.05%              10,001    7.156898         71,576       -28.43% 5/1/02
                                                        2.10%              10,919    7.154448         78,119       -28.46% 5/1/02
                                                        2.15%                 707    7.151998          5,056       -28.48% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%                 964     7.149551          6,892      -28.50% 5/1/02
                                                        2.35%               1,000     7.142194          7,142      -28.58% 5/1/02
                                                        2.60%                 794     7.129924          5,661      -28.70% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class I
           2002.....................................    0.95%           7,962,445    12.058558     96,015,605      -27.86%
                                                        0.95%             101,705    12.06          1,226,561      -27.86%
                                                        1.00%           2,733,534    12.027172     32,876,684      -27.89%
                                                        1.00%              12,503    12.03            150,409      -27.89%
                                                        1.05%             517,697    11.995839      6,210,210      -27.93%
                                                        1.05%               2,248    12.00             26,980      -27.93%
                                                        1.10%             792,329    16.473727     13,052,612      -27.97%
                                                        1.10%              90,785    16.47          1,495,237      -27.97%
                                                        1.15%             339,026    16.438351      5,573,028      -28.00%
                                                        1.15%              23,082    16.44            379,475      -28.00%
                                                        1.20%           2,008,689    15.928613     31,995,630      -28.04%
                                                        1.20%               2,371    15.93             37,769      -28.04%
                                                        1.25%             167,627    15.893715      2,664,216      -28.07%
                                                        1.25%               1,395    15.89             22,171      -28.07%
                                                        1.30%             348,108    15.858883      5,520,604      -28.11%
                                                        1.30%               1,106    15.86             17,534      -28.11%
                                                        1.35%             383,539    16.297452      6,250,708      -28.15%
                                                        1.40%             298,495    16.262376      4,854,238      -28.18%
                                                        1.45%              36,154    16.227347        586,684      -28.22%
                                                        1.50%             114,333    16.192394      1,851,325      -28.26%
                                                        1.55%              58,701    16.157486        948,461      -28.29%
                                                        1.60%             106,723    16.122626      1,720,655      -28.33%
                                                        1.65%             112,107    16.087835      1,803,559      -28.37%
                                                        1.70%              17,516    11.543278        202,192      -28.40%
                                                        1.75%              89,496    11.521769      1,031,152      -28.44%
                                                        1.80%              64,053    11.500284        736,628      -28.48%
                                                        1.85%              15,838    11.478843        181,802      -28.51%
                                                        1.90%               8,534    11.457422         97,778      -28.55%
                                                        1.95%               2,353    11.436036         26,909      -28.59%
                                                        2.00%               1,774    11.414665         20,250      -28.62%
                                                        2.05%              13,350    11.393329        152,101      -28.66%
                                                        2.10%                   4    11.372033             45      -28.70%
                                                        2.15%                  64    11.350750            726      -28.73%
                                                        2.20%              19,820    11.329505        224,551      -28.77%
                                                        2.25%               2,410     9.807064         23,635      -28.80%
                                                        0.95% EV***     1,603,991    16.286343     26,123,148      -28.23%
                                                        1.00% EV***       969,567    16.251308     15,756,732      -28.26%
                                                        1.05% EV***        60,762    16.216309        985,335      -28.30%
                                                        1.10% EV***       799,098    16.181382     12,930,510      -28.34%
                                                        1.15% EV***       184,731    16.146495      2,982,758      -28.37%
                                                        1.20% EV***       127,816    16.111690      2,059,332      -28.41%
                                                        1.25% EV***       159,758    12.047517      1,924,687      -28.45%
                                                        1.30% EV***        52,395    12.023281        629,960      -28.48%
                                                        1.35% EV***        60,511    11.999078        726,076      -28.52%
                                                        1.40% EV***       137,026    11.974926      1,640,876      -28.56%
                                                        1.45% EV***        35,733    11.950800        427,038      -28.59%
                                                        1.50% EV***        26,075    11.926712        310,989      -28.63%
                                                        1.55% EV***       124,290    11.902672      1,479,383      -28.67%
                                                        1.60% EV***        68,106    11.878650        809,007      -28.70%
                                                        1.65% EV***        12,983    11.854673        153,909      -28.74%
                                                        1.70% EV***        16,409    11.830732        194,130      -28.78%
                                                        1.75% EV***        12,180    11.806829        143,807      -28.81%
                                                        1.80% EV***         6,804    11.782947         80,171      -28.85%
                                                        1.85% EV***         5,900    11.759105         69,379      -28.88%
                                                        1.90% EV***           176    11.735317          2,065      -28.92%
                                                        1.95% EV***         7,031    11.711534         82,344      -28.96%

                                                          Contract                      Unit       Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00% EV***         1,356    11.687816         15,849      -28.99%
                                                        2.20% EV***           383    11.593266          4,440      -29.14%
                                                        2.40% EV***            23    11.499301            264      -29.29%
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ....................................    1.50%               8,708     7.106598         61,884      -28.93% 5/1/02
                                                        1.60%               1,109     7.101763          7,876      -28.98% 5/1/02
                                                        1.65%              20,652     7.099346        146,616      -29.01% 5/1/02
                                                        1.75%               1,538     7.094503         10,911      -29.05% 5/1/02
                                                        1.80%               2,251     7.092082         15,964      -29.08% 5/1/02
                                                        1.90%               3,158     7.087240         22,382      -29.13% 5/1/02
                                                        1.95%              11,590     7.084817         82,113      -29.15% 5/1/02
                                                        2.00%                 561     7.082398          3,973      -29.18% 5/1/02
                                                        2.05%              15,868     7.079974        112,345      -29.20% 5/1/02
                                                        2.10%              13,218     7.077550         93,551      -29.22% 5/1/02
                                                        2.15%                 730     7.075123          5,165      -29.25% 5/1/02
                                                        2.20%               7,771     7.072698         54,962      -29.27% 5/1/02
                                                        2.30%                 236     7.067849          1,668      -29.32% 5/1/02
                                                        2.35%               3,009     7.065428         21,260      -29.35% 5/1/02
                                                        2.60%               1,116     7.053294          7,871      -29.47% 5/1/02
     Gartmore GVIT Small Company Fund - Class I
           2002 ....................................    0.95%           6,667,154    11.198342     74,661,071      -18.11%
                                                        0.95%              53,709    11.20            601,544      -18.11%
                                                        1.00%           2,785,028    11.169195     31,106,521      -18.16%
                                                        1.00%               3,016    11.17             33,688      -18.16%
                                                        1.05%             443,068    11.140091      4,935,818      -18.20%
                                                        1.10%             590,277    14.029693      8,281,405      -18.24%
                                                        1.10%              50,141    14.03            703,474      -18.24%
                                                        1.15%             295,743    13.999555      4,140,270      -18.28%
                                                        1.15%              11,818    14.00            165,458      -18.28%
                                                        1.20%           2,071,981    13.850506     28,697,985      -18.32%
                                                        1.20%               1,275    13.85             17,656      -18.32%
                                                        1.25%             163,221    13.820149      2,255,739      -18.36%
                                                        1.25%                 766    13.82             10,583      -18.36%
                                                        1.30%             336,827    13.789861      4,644,798      -18.40%
                                                        1.30%               1,059    13.79             14,597      -18.40%
                                                        1.35%             270,754    13.879545      3,757,942      -18.45%
                                                        1.35%                 183    13.88              2,537      -18.45%
                                                        1.40%             281,913    13.849676      3,904,404      -18.49%
                                                        1.45%              34,761    13.819838        480,391      -18.53%
                                                        1.50%             132,814    13.790055      1,831,512      -18.57%
                                                        1.55%              60,432    13.760315        831,563      -18.61%
                                                        1.60%              66,647    13.730651        915,107      -18.65%
                                                        1.65%             175,396    13.701015      2,403,103      -18.69%
                                                        1.70%               9,221    11.268207        103,904      -18.74%
                                                        1.75%              54,743    11.247212        615,706      -18.78%
                                                        1.80%              83,081    11.226240        932,687      -18.82%
                                                        1.85%               9,059    11.205308        101,509      -18.86%
                                                        1.90%               6,595    11.184395         73,761      -18.90%
                                                        1.95%               2,067    11.163516         23,075      -18.94%
                                                        2.00%               1,194    11.142675         13,304      -18.98%
                                                        2.05%              22,924    11.121852        254,957      -19.03%
                                                        2.10%                   4    11.101037             44      -19.07%
                                                        2.15%                 113    11.080273          1,252      -19.11%
                                                        2.20%               5,490    11.059519         60,717      -19.15%
                                                        2.25%               2,087     7.393231         15,430      -19.19%
                                                        0.95% EV***     1,383,825    13.863593     19,184,787      -18.52%
                                                        1.00% EV***       715,714    13.833756      9,901,013      -18.56%
                                                        1.05% EV***        53,480    13.803978        738,237      -18.60%
                                                        1.10% EV***       436,485    13.774233      6,012,246      -18.64%
                                                        1.15% EV***       128,916    13.744557      1,771,893      -18.69%
                                                        1.20% EV***        95,008    13.714906      1,303,026      -18.73%
                                                        1.25% EV***        71,705    11.435153        819,958      -18.77%
                                                        1.30% EV***        30,309    11.412137        345,890      -18.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***        32,723    11.389164        372,688      -18.85%
                                                        1.40% EV***       143,762    11.366233      1,634,032      -18.89%
                                                        1.45% EV***        15,922    11.343329        180,608      -18.93%
                                                        1.50% EV***        33,090    11.320470        374,594      -18.98%
                                                        1.55% EV***        54,710    11.297640        618,094      -19.02%
                                                        1.60% EV***        36,247    11.274849        408,679      -19.06%
                                                        1.65% EV***         6,908    11.252075         77,729      -19.10%
                                                        1.70% EV***        11,501    11.229354        129,149      -19.14%
                                                        1.75% EV***         4,588    11.206646         51,416      -19.18%
                                                        1.80% EV***         3,912    11.183996         43,752      -19.22%
                                                        1.85% EV***        10,892    11.161373        121,570      -19.27%
                                                        1.95% EV***        18,126    11.116210        201,492      -19.35%
                                                        2.05% EV***           339    11.071198          3,753      -19.43%
                                                        2.10% EV***         1,917    11.048758         21,180      -19.47%
                                                        2.20% EV***            44    11.003936            484      -19.56%
                                                        2.25% EV***           316    10.981582          3,470      -19.60%

     Gartmore GVIT Small Company Fund - Class II
           2002 ....................................    1.50%              16,470     7.820823        128,809      -21.79% 5/1/02
                                                        1.60%              26,889     7.815510        210,151      -21.84% 5/1/02
                                                        1.65%               4,315     7.812843         33,712      -21.87% 5/1/02
                                                        1.75%              10,156     7.807512         79,293      -21.92% 5/1/02
                                                        1.80%              14,804     7.804846        115,543      -21.95% 5/1/02
                                                        1.90%               7,664     7.799526         59,776      -22.00% 5/1/02
                                                        1.95%              17,026     7.796863        132,749      -22.03% 5/1/02
                                                        2.00%               7,864     7.794198         61,294      -22.06% 5/1/02
                                                        2.05%              14,391     7.791534        112,128      -22.08% 5/1/02
                                                        2.10%              10,331     7.788869         80,467      -22.11% 5/1/02
                                                        2.20%              16,298     7.783546        126,856      -22.16% 5/1/02
                                                        2.45%               3,653     7.770193         28,385      -22.30% 5/1/02
                                                        2.50%               1,336     7.767539         10,377      -22.32% 5/1/02
                                                        2.60%               2,581     7.762200         20,034      -22.38% 5/1/02

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ....................................    0.95%           2,384,523     7.650345     18,242,424      -37.61%
                                                        0.95%              29,116     7.65            222,734      -37.61%
                                                        1.00%           1,047,638     7.630429      7,993,927      -37.65%
                                                        1.00%               5,814     7.63             44,358      -37.65%
                                                        1.05%             138,188     7.610526      1,051,683      -37.68%
                                                        1.10%             307,285     8.317327      2,555,790      -37.71%
                                                        1.10%              67,326     8.32            560,150      -37.71%
                                                        1.15%             123,975     8.299447      1,028,924      -37.74%
                                                        1.15%              20,005     8.30            166,044      -37.74%
                                                        1.20%           1,040,567     8.149536      8,480,138      -37.77%
                                                        1.20%               1,611     8.15             13,131      -37.77%
                                                        1.25%              97,466     8.131671        792,561      -37.80%
                                                        1.25%               1,146     8.13              9,314      -37.80%
                                                        1.30%             231,582     8.113826      1,879,016      -37.84%
                                                        1.30%                 675     8.11              5,470      -37.84%
                                                        1.35%             103,066     8.228218        848,050      -37.87%
                                                        1.40%             111,078     8.210492        912,005      -37.90%
                                                        1.45%              22,991     8.192786        188,360      -37.93%
                                                        1.50%              76,494     8.175099        625,346      -37.96%
                                                        1.55%              22,545     8.157459        183,910      -37.99%
                                                        1.60%              40,136     8.139837        326,700      -38.03%
                                                        1.65%              25,701     8.122255        208,750      -38.06%
                                                        1.70%               4,598     5.171167         23,777      -38.09%
                                                        1.75%              26,469     5.161519        136,620      -38.12%
                                                        1.80%              50,623     5.151878        260,804      -38.15%
                                                        1.85%               3,333     5.142260         17,139      -38.18%
                                                        1.90%                 824     5.132637          4,229      -38.21%
                                                        1.95%               3,097     5.123042         15,866      -38.25%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00%                 944     5.113464          4,827      -38.28%
                                                        2.05%               1,898     5.103886          9,687      -38.31%
                                                        2.25%                 344     3.210863          1,105      -38.44%
                                                        0.95% EV***       783,687     8.189018      6,417,627      -38.04%
                                                        1.00% EV***       512,516     8.171351      4,187,948      -38.07%
                                                        1.05% EV***        46,698     8.153711        380,762      -38.10%
                                                        1.10% EV***       297,264     8.136123      2,418,576      -38.13%
                                                        1.15% EV***        79,838     8.118535        648,168      -38.16%
                                                        1.20% EV***        41,667     8.100987        337,544      -38.20%
                                                        1.25% EV***        42,358     6.297929        266,768      -38.23%
                                                        1.30% EV***         6,329     6.285225         39,779      -38.26%
                                                        1.35% EV***        16,776     6.272546        105,228      -38.29%
                                                        1.40% EV***        58,763     6.259888        367,850      -38.32%
                                                        1.45% EV***        24,653     6.247244        154,013      -38.35%
                                                        1.50% EV***        16,074     6.234615        100,215      -38.38%
                                                        1.55% EV***        41,001     6.222023        255,109      -38.42%
                                                        1.60% EV***        20,149     6.209442        125,114      -38.45%
                                                        1.65% EV***         5,333     6.196886         33,048      -38.48%
                                                        1.70% EV***        11,878     6.184339         73,458      -38.51%
                                                        1.75% EV***         5,352     6.171801         33,031      -38.54%
                                                        1.80% EV***         9,544     6.159303         58,784      -38.57%
                                                        1.85% EV***         1,125     6.146808          6,915      -38.61%
                                                        1.90% EV***           154     6.134331            945      -38.64%
                                                        1.95% EV***         2,050     6.121881         12,550      -38.67%
                                                        2.00% EV***           174     6.109457          1,063      -38.70%
                                                        2.20% EV***            41     6.059915            248      -38.83%

     Gartmore GVIT Total Return Fund - Class I
           2002 ....................................    0.95%          18,383,389     8.796082    161,701,797      -18.14%
                                                        0.95%             217,692     8.80          1,915,692      -18.14%
                                                        1.00%          10,147,707     8.773184     89,027,701      -18.18%
                                                        1.00%              24,968     8.77            218,969      -18.18%
                                                        1.05%           1,548,820     8.750353     13,552,722      -18.22%
                                                        1.05%              10,586     8.75             92,630      -18.22%
                                                        1.10%           1,513,411     8.752996     13,246,880      -18.26%
                                                        1.10%             270,349     8.75          2,365,556      -18.26%
                                                        1.15%             536,646     8.734199      4,687,173      -18.31%
                                                        1.15%              38,406     8.73            335,285      -18.31%
                                                        1.20%           2,215,538     8.699902     19,274,963      -18.35%
                                                        1.20%               3,910     8.70             34,021      -18.35%
                                                        1.25%             326,442     8.680809      2,833,781      -18.39%
                                                        1.25%              19,913     8.68            172,843      -18.39%
                                                        1.30%             372,153     8.661797      3,223,514      -18.43%
                                                        1.30%              23,742     8.66            205,607      -18.43%
                                                        1.35%             388,332     8.659317      3,362,690      -18.47%
                                                        1.40%             336,601     8.640665      2,908,456      -18.51%
                                                        1.45%              95,751     8.622061        825,571      -18.55%
                                                        1.50%             195,501     8.603482      1,681,989      -18.59%
                                                        1.55%              54,360     8.584915        466,676      -18.64%
                                                        1.60%              91,912     8.566400        787,355      -18.68%
                                                        1.65%             115,051     8.547905        983,445      -18.72%
                                                        1.70%              30,540     6.675091        203,857      -18.76%
                                                        1.75%              40,249     6.662646        268,165      -18.80%
                                                        1.80%              23,720     6.650221        157,743      -18.84%
                                                        1.85%              10,319     6.637820         68,496      -18.88%
                                                        1.90%               5,611     6.625425         37,175      -18.93%
                                                        1.95%               1,884     6.613060         12,459      -18.97%
                                                        2.00%                 224     6.600705          1,479      -19.01%
                                                        2.05%               9,264     6.588356         61,035      -19.05%
                                                        2.10%               1,573     6.576030         10,344      -19.09%
                                                        2.15%                  19     6.563740            125      -19.13%
                                                        2.20%               5,176     6.551449         33,910      -19.17%
                                                        2.25%               1,856     6.871837         12,754      -19.22%
                                                        0.95% EV***     3,049,278     8.633457     26,325,810      -18.56%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     1,649,304     8.614872     14,208,543      -18.60%
                                                        1.05% EV***       181,487     8.596302      1,560,117      -18.64%
                                                        1.10% EV***       867,617     8.577768      7,442,217      -18.68%
                                                        1.15% EV***       159,501     8.559259      1,365,210      -18.72%
                                                        1.20% EV***       162,835     8.540800      1,390,741      -18.76%
                                                        1.25% EV***       162,819     7.152824      1,164,616      -18.80%
                                                        1.30% EV***        40,643     7.138415        290,127      -18.85%
                                                        1.35% EV***        40,865     7.124054        291,124      -18.89%
                                                        1.40% EV***       126,952     7.109693        902,590      -18.93%
                                                        1.45% EV***        28,299     7.095360        200,792      -18.97%
                                                        1.50% EV***        24,681     7.081057        174,768      -19.01%
                                                        1.55% EV***        41,412     7.066762        292,649      -19.05%
                                                        1.60% EV***        22,507     7.052500        158,731      -19.09%
                                                        1.65% EV***        12,411     7.038252         87,352      -19.14%
                                                        1.70% EV***        16,406     7.024031        115,236      -19.18%
                                                        1.75% EV***        15,099     7.009826        105,841      -19.22%
                                                        1.80% EV***         2,460     6.995620         17,209      -19.26%
                                                        1.85% EV***         4,386     6.981478         30,621      -19.30%
                                                        1.90% EV***           275     6.967322          1,916      -19.34%
                                                        1.95% EV***         1,359     6.953210          9,449      -19.38%
                                                        2.00% EV***         3,197     6.939126         22,184      -19.43%
                                                        2.05% EV***           269     6.925044          1,863      -19.47%

     Gartmore GVIT Total Return Fund - Class II
           2002 ....................................    1.50%              27,261     8.072743        220,071      -19.27% 5/1/02
                                                        1.60%               9,258     8.067253         74,687      -19.33% 5/1/02
                                                        1.65%              24,288     8.064506        195,871      -19.35% 5/1/02
                                                        1.75%               2,479     8.059011         19,978      -19.41% 5/1/02
                                                        1.80%               3,292     8.056265         26,521      -19.44% 5/1/02
                                                        1.90%                 659     8.050768          5,305      -19.49% 5/1/02
                                                        1.95%               4,766     8.048019         38,357      -19.52% 5/1/02
                                                        2.05%               3,200     8.042520         25,736      -19.57% 5/1/02
                                                        2.10%              15,237     8.039774        122,502      -19.60% 5/1/02
                                                        2.20%               4,482     8.034266         36,010      -19.66% 5/1/02
                                                        2.60%                 267     8.012236          2,139      -19.88% 5/1/02

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ....................................    0.95%             261,820     2.163294        566,394      -43.40%
                                                        1.00%              79,044     2.160835        170,801      -43.43%
                                                        1.05%                 804     2.158380          1,735      -43.46%
                                                        1.10%              34,332     2.155919         74,017      -43.49%
                                                        1.10%                 198     2.16                427      -43.49%
                                                        1.15%              29,743     2.153459         64,050      -43.52%
                                                        1.20%              79,184     2.150995        170,324      -43.55%
                                                        1.25%               7,356     2.148538         15,805      -43.57%
                                                        1.30%               1,291     2.146082          2,771      -43.60%
                                                        1.35%              17,061     2.143637         36,573      -43.63%
                                                        1.40%               4,917     2.141179         10,528      -43.66%
                                                        1.45%               6,862     2.138725         14,676      -43.69%
                                                        1.50%                 669     2.136284          1,429      -43.72%
                                                        1.65%                 351     2.128951            747      -43.80%
                                                        1.85%               1,645     2.119194          3,486      -43.92%
                                                        0.95% EV***        74,297     1.989158        147,788      -43.82%
                                                        1.00% EV***        44,309     1.986619         88,025      -43.85%
                                                        1.05% EV***        23,597     1.984082         46,818      -43.88%
                                                        1.10% EV***        54,112     1.981538        107,225      -43.91%
                                                        1.15% EV***         8,419     1.979009         16,661      -43.94%
                                                        1.20% EV***         3,324     1.976479          6,570      -43.97%
                                                        1.25% EV***         5,974     1.973937         11,792      -44.00%
                                                        1.40% EV***         5,112     1.966352         10,052      -44.08%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55% EV***           655     1.958790          1,283      -44.17%
                                                        1.60% EV***         5,259     1.956273         10,288      -44.20%
                                                        1.90% EV***           114     1.941205            221      -44.37%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ....................................    0.95%              44,253     7.505767        332,153      -24.94% 5/1/02
                                                        1.00%               4,525     7.503221         33,952      -24.97% 5/1/02
                                                        1.05%              23,123     7.500685        173,438      -24.99% 5/1/02
                                                        1.10%               2,745     7.498145         20,582      -25.02% 5/1/02
                                                        1.15%                 129     7.495604            967      -25.04% 5/1/02
                                                        1.20%              18,239     7.493056        136,666      -25.07% 5/1/02
                                                        1.25%                 145     7.490515          1,086      -25.09% 5/1/02
                                                        1.30%                 928     7.487971          6,949      -25.12% 5/1/02
                                                        1.35%               6,404     7.485430         47,937      -25.15% 5/1/02
                                                        1.40%                  13     7.482888             97      -25.17% 5/1/02
                                                        1.60%               1,939     7.472705         14,490      -25.27% 5/1/02
                                                        1.65%               7,760     7.470159         57,968      -25.30% 5/1/02
                                                        0.95% EV***        17,652     7.478154        132,004      -25.22% 5/1/02
                                                        1.00% EV***           251     7.475616          1,876      -25.24% 5/1/02
                                                        1.10% EV***         2,016     7.470535         15,061      -25.29% 5/1/02
                                                        1.20% EV***           342     7.465465          2,553      -25.35% 5/1/02
                                                        1.25% EV***           117     7.462923            873      -25.37% 5/1/02
                                                        1.40% EV***           462     7.455315          3,444      -25.45% 5/1/02
                                                        1.55% EV***           101     7.447689            752      -25.52% 5/1/02
                                                        1.90% EV***             9     7.429891             67      -25.70% 5/1/02

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ....................................    0.95%             139,419     7.512774      1,047,423      -24.87% 1/25/02
                                                        1.00%              28,976     7.509233        217,588      -24.91% 1/25/02
                                                        1.05%               9,837     7.505693         73,834      -24.94% 1/25/02
                                                        1.10%              26,039     7.502155        195,349      -24.98% 1/25/02
                                                        1.15%              19,820     7.498608        148,622      -25.01% 1/25/02
                                                        1.20%              65,915     7.495072        494,038      -25.05% 1/25/02
                                                        1.25%                 547     7.491533          4,098      -25.08% 1/25/02
                                                        1.30%              21,578     7.487992        161,576      -25.12% 1/25/02
                                                        1.35%              11,345     7.484456         84,911      -25.16% 1/25/02
                                                        1.40%              17,209     7.480912        128,739      -25.19% 1/25/02
                                                        1.45%               6,845     7.477365         51,183      -25.23% 1/25/02
                                                        1.50%               2,387     7.473837         17,840      -25.26% 1/25/02
                                                        1.55%               1,831     7.470286         13,678      -25.30% 1/25/02
                                                        1.60%               1,528     7.466744         11,409      -25.33% 1/25/02
                                                        1.65%               4,449     7.463213         33,204      -25.37% 1/25/02
                                                        1.70%              11,489     7.459677         85,704      -25.40% 1/25/02
                                                        1.75%              44,817     7.456128        334,161      -25.44% 1/25/02
                                                        1.80%               1,460     7.452579         10,881      -25.47% 1/25/02
                                                        1.85%                  77     7.449034            574      -25.51% 1/25/02
                                                        2.00%               1,301     7.438420          9,677      -25.62% 1/25/02
                                                        2.05%               1,851     7.434874         13,762      -25.65% 1/25/02
                                                        2.10%                 197     7.431326          1,464      -25.69% 1/25/02
                                                        2.60%                 185     7.395900          1,368      -26.04% 1/25/02
                                                        0.95% EV***        27,808     7.474583        207,853      -25.25% 1/25/02
                                                        1.00% EV***        24,811     7.471041        185,364      -25.29% 1/25/02
                                                        1.05% EV***           978     7.467515          7,303      -25.32% 1/25/02
                                                        1.10% EV***        23,065     7.463980        172,157      -25.36% 1/25/02
                                                        1.15% EV***           606     7.460447          4,521      -25.40% 1/25/02
                                                        1.20% EV***           739     7.456908          5,511      -25.43% 1/25/02
                                                        1.25% EV***         1,631     7.453391         12,156      -25.47% 1/25/02
                                                        1.30% EV***           660     7.449865          4,917      -25.50% 1/25/02
                                                        1.35% EV***           637     7.446326          4,743      -25.54% 1/25/02
                                                        1.40% EV***           153     7.442803          1,139      -25.57% 1/25/02
                                                        1.45% EV***           387     7.439258          2,879      -25.61% 1/25/02
                                                        1.50% EV***         1,129     7.435731          8,395      -25.64% 1/25/02
                                                        1.55% EV***        15,860     7.432193        117,875      -25.68% 1/25/02
                                                        1.60% EV***         5,085     7.428659         37,775      -25.71% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         1,460     7.421596         10,836      -25.78% 1/25/02
                                                        1.80% EV***           999     7.414527          7,407      -25.85% 1/25/02
                                                        1.95% EV***            27     7.403938            200      -25.96% 1/25/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ....................................    0.95%              15,744     7.49            117,926       26.10%
                                                        0.95%           1,160,292     7.491588      8,692,430      -26.10%
                                                        1.00%               1,308     7.47              9,767      -26.14%
                                                        1.00%             518,677     7.472079      3,875,596      -26.14%
                                                        1.05%             120,596     7.452628        898,757      -26.17%
                                                        1.10%              25,906     7.63            197,664      -26.21%
                                                        1.10%              49,109     7.627885        374,598      -26.21%
                                                        1.15%               5,138     7.61             39,100      -26.25%
                                                        1.15%              28,765     7.611516        218,945      -26.25%
                                                        1.20%                 400     7.31              2,925      -26.29%
                                                        1.20%             276,382     7.307866      2,019,763      -26.29%
                                                        1.25%              31,948     7.291847        232,960      -26.32%
                                                        1.30%                 545     7.28              3,969      -26.36%
                                                        1.30%             138,059     7.275861      1,004,498      -26.36%
                                                        1.35%              43,598     7.546232        329,001      -26.40%
                                                        1.40%              18,126     7.529984        136,488      -26.44%
                                                        1.45%               1,409     7.513762         10,587      -26.47%
                                                        1.50%               9,829     7.497562         73,694      -26.51%
                                                        1.55%               5,253     7.481395         39,300      -26.55%
                                                        1.60%               7,161     7.465251         53,459      -26.58%
                                                        1.65%              11,897     7.449129         88,622      -26.62%
                                                        1.70%               1,876     5.641033         10,583      -26.66%
                                                        1.75%              27,367     5.630524        154,091      -26.70%
                                                        1.80%              18,568     5.620023        104,353      -26.73%
                                                        1.85%               3,593     5.609527         20,155      -26.77%
                                                        2.05%               2,667     5.567726         14,849      -26.92%
                                                        2.10%                 680     5.557308          3,779      -26.96%
                                                        2.20%               5,372     5.536514         29,742      -27.03%
                                                        0.95% EV***       194,572     7.518602      1,462,909      -26.50%
                                                        1.00% EV***        77,383     7.502393        580,558      -26.54%
                                                        1.05% EV***         6,168     7.486242         46,175      -26.58%
                                                        1.10% EV***        52,731     7.470083        393,905      -26.61%
                                                        1.15% EV***        13,917     7.453971        103,737      -26.65%
                                                        1.20% EV***         9,056     7.437874         67,357      -26.69%
                                                        1.25% EV***         4,706     6.044522         28,446      -26.73%
                                                        1.30% EV***         2,319     6.032353         13,989      -26.76%
                                                        1.35% EV***         1,427     6.020200          8,591      -26.80%
                                                        1.40% EV***        19,231     6.008057        115,541      -26.84%
                                                        1.45% EV***         4,553     5.995939         27,300      -26.87%
                                                        1.50% EV***         4,244     5.983850         25,395      -26.91%
                                                        1.55% EV***        36,972     5.971770        220,788      -26.95%
                                                        1.60% EV***         5,324     5.959704         31,729      -26.99%
                                                        1.65% EV***         1,972     5.947647         11,729      -27.02%
                                                        1.70% EV***        18,444     5.935635        109,477      -27.06%
                                                        1.75% EV***           238     5.923612          1,410      -27.10%
                                                        1.80% EV***            79     5.911631            467      -27.14%
                                                        1.85% EV***        32,205     5.899651        189,998      -27.17%
                                                        1.90% EV***           111     5.887693            654      -27.21%
                                                        1.95% EV***        68,404     5.875762        401,926      -27.25%
                                                        2.05% EV***           805     5.851939          4,711      -27.32%
                                                        2.10% EV***         7,038     5.840058         41,102      -27.36%
                                                        2.20% EV***           318     5.816342          1,850      -27.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ....................................    0.95%              13,684     5.26             71,975      -16.73%
                                                        0.95%           9,544,524     5.263552     50,238,098      -16.73%
                                                        1.00%           4,273,166     5.255761     22,458,739      -16.77%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             608,515     5.247979      3,193,474      -16.81%
                                                        1.10%              47,496     5.24            248,877      -16.85%
                                                        1.10%           1,368,347     5.240220      7,170,439      -16.85%
                                                        1.15%              26,405     5.23            138,098      -16.90%
                                                        1.15%             634,857     5.232452      3,321,859      -16.90%
                                                        1.20%               7,286     5.22             38,032      -16.94%
                                                        1.20%           5,872,123     5.224689     30,680,016      -16.94%
                                                        1.25%               7,766     5.22             40,540      -16.98%
                                                        1.25%             557,497     5.216955      2,908,437      -16.98%
                                                        1.30%               1,277     5.21              6,652      -17.02%
                                                        1.30%           1,575,071     5.209227      8,204,902      -17.02%
                                                        1.35%                  82     5.20                428      -17.06%
                                                        1.35%             698,632     5.201491      3,633,928      -17.06%
                                                        1.40%             600,928     5.193752      3,121,071      -17.11%
                                                        1.45%              99,651     5.186035        516,794      -17.15%
                                                        1.50%             472,113     5.178331      2,444,757      -17.19%
                                                        1.55%             134,973     5.170642        697,897      -17.23%
                                                        1.60%             171,907     5.162942        887,546      -17.27%
                                                        1.65%             360,134     5.155250      1,856,581      -17.32%
                                                        1.70%              56,566     5.147573        291,178      -17.36%
                                                        1.75%             107,853     5.139904        554,354      -17.40%
                                                        1.80%             121,322     5.132236        622,653      -17.44%
                                                        1.85%              13,342     5.124576         68,372      -17.49%
                                                        1.90%                 785     5.116941          4,017      -17.53%
                                                        1.95%               1,932     5.109290          9,871      -17.57%
                                                        2.00%                 612     5.101659          3,122      -17.61%
                                                        2.05%              26,902     5.094038        137,040      -17.65%
                                                        2.10%                  14     5.086420             71      -17.70%
                                                        2.20%              20,047     5.071211        101,663      -17.78%
                                                        2.25%               1,426     5.063604          7,221      -17.82%
                                                        0.95% EV***     4,682,593     8.017982     37,544,946      -17.18%
                                                        1.00% EV***     2,969,614     8.001982     23,762,798      -17.22%
                                                        1.05% EV***       332,786     7.985981      2,657,623      -17.26%
                                                        1.10% EV***     1,097,496     7.970017      8,747,062      -17.30%
                                                        1.15% EV***       332,420     7.954081      2,644,096      -17.34%
                                                        1.20% EV***       317,383     7.938161      2,519,437      -17.39%
                                                        1.25% EV***       198,079     7.922249      1,569,231      -17.43%
                                                        1.30% EV***        34,709     7.906383        274,423      -17.47%
                                                        1.35% EV***        56,881     7.890536        448,822      -17.51%
                                                        1.40% EV***       229,718     7.874719      1,808,965      -17.55%
                                                        1.45% EV***        60,771     7.858908        477,594      -17.60%
                                                        1.50% EV***        93,498     7.843125        733,317      -17.64%
                                                        1.55% EV***        76,116     7.827375        595,788      -17.68%
                                                        1.60% EV***        42,651     7.811657        333,175      -17.72%
                                                        1.65% EV***        15,824     7.795947        123,363      -17.77%
                                                        1.70% EV***        19,207     7.780246        149,435      -17.81%
                                                        1.75% EV***         3,701     7.764591         28,737      -17.85%
                                                        1.80% EV***         6,170     7.748951         47,811      -17.89%
                                                        1.85% EV***           349     7.733341          2,699      -17.93%
                                                        1.90% EV***           243     7.717732          1,875      -17.98%
                                                        1.95% EV***         1,143     7.702188          8,804      -18.02%
                                                        2.00% EV***            42     7.686629            323      -18.06%
                                                        2.05% EV***         2,989     7.671118         22,929      -18.10%
                                                        2.15% EV***         4,052     7.640152         30,958      -18.19%
                                                        2.25% EV***           987     7.609285          7,510      -18.27%

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ....................................    0.95%             308,974     7.109777      2,196,736      -28.90% 5/1/02
                                                        1.00%             119,870     7.107364        851,960      -28.93% 5/1/02
                                                        1.05%              22,482     7.104956        159,734      -28.95% 5/1/02
                                                        1.10%              74,014     7.102551        525,688      -28.97% 5/1/02
                                                        1.15%              29,715     7.100137        210,981      -29.00% 5/1/02
                                                        1.20%             140,517     7.097740        997,353      -29.02% 5/1/02
                                                        1.25%              39,938     7.095326        283,373      -29.05% 5/1/02


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              44,291     7.092920        314,153      -29.07% 5/1/02
                                                        1.35%              35,940     7.090507        254,833      -29.09% 5/1/02
                                                        1.40%              50,722     7.088099        359,523      -29.12% 5/1/02
                                                        1.45%               5,196     7.085688         36,817      -29.14% 5/1/02
                                                        1.50%              11,532     7.083279         81,684      -29.17% 5/1/02
                                                        1.55%               4,212     7.080856         29,825      -29.19% 5/1/02
                                                        1.60%               5,726     7.078454         40,531      -29.22% 5/1/02
                                                        1.65%              34,616     7.076041        244,944      -29.24% 5/1/02
                                                        1.70%                   3     7.073630             21      -29.26% 5/1/02
                                                        1.75%               2,104     7.071217         14,878      -29.29% 5/1/02
                                                        1.80%               6,385     7.068798         45,134      -29.31% 5/1/02
                                                        1.85%               1,542     7.066388         10,896      -29.34% 5/1/02
                                                        1.90%                 631     7.063972          4,457      -29.36% 5/1/02
                                                        2.05%               7,432     7.056728         52,446      -29.43% 5/1/02
                                                        2.20%                 656     7.049473          4,624      -29.51% 5/1/02
                                                        2.25%                 161     7.047062          1,135      -29.53% 5/1/02
                                                        0.95% EV***       276,884     7.082597      1,961,058      -29.17% 5/1/02
                                                        1.00% EV***       122,641     7.080193        868,322      -29.20% 5/1/02
                                                        1.05% EV***         9,793     7.077789         69,313      -29.22% 5/1/02
                                                        1.10% EV***        95,323     7.075388        674,447      -29.25% 5/1/02
                                                        1.15% EV***        25,330     7.072986        179,159      -29.27% 5/1/02
                                                        1.20% EV***        23,634     7.070584        167,106      -29.29% 5/1/02
                                                        1.25% EV***        33,360     7.068177        235,794      -29.32% 5/1/02
                                                        1.30% EV***           735     7.065780          5,193      -29.34% 5/1/02
                                                        1.35% EV***        11,044     7.063364         78,008      -29.37% 5/1/02
                                                        1.40% EV***        57,550     7.060961        406,358      -29.39% 5/1/02
                                                        1.45% EV***         1,863     7.058543         13,150      -29.41% 5/1/02
                                                        1.50% EV***            86     7.056148            607      -29.44% 5/1/02
                                                        1.55% EV***         5,232     7.053737         36,905      -29.46% 5/1/02
                                                        1.60% EV***         3,885     7.051332         27,394      -29.49% 5/1/02
                                                        1.65% EV***           667     7.048931          4,702      -29.51% 5/1/02
                                                        1.70% EV***           573     7.046514          4,038      -29.53% 5/1/02
                                                        1.80% EV***           686     7.041702          4,831      -29.58% 5/1/02
                                                        1.85% EV***         4,587     7.039290         32,289      -29.61% 5/1/02
                                                        1.90% EV***            10     7.036878             70      -29.63% 5/1/02
                                                        1.95% EV***            28     7.034472            197      -29.66% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ....................................    0.95%              19,740     2.37             46,784      -41.49%
                                                        0.95%           5,465,944     2.369918     12,953,839      -41.49%
                                                        1.00%                 337     2.37                799      -41.52%
                                                        1.00%           2,865,077     2.366402      6,779,924      -41.52%
                                                        1.05%             353,799     2.362906        835,994      -41.55%
                                                        1.10%              85,610     2.36            202,039      -41.58%
                                                        1.10%             581,548     2.359397      1,372,103      -41.58%
                                                        1.15%              60,273     2.36            142,244      -41.61%
                                                        1.15%             281,644     2.355896        663,524      -41.61%
                                                        1.20%              24,124     2.35             56,692      -41.64%
                                                        1.20%           3,013,604     2.352398      7,089,196      -41.64%
                                                        1.25%              10,426     2.35             24,502      -41.67%
                                                        1.25%             364,605     2.348897        856,420      -41.67%
                                                        1.30%                 974     2.35              2,290      -41.70%
                                                        1.30%             563,598     2.345410      1,321,868      -41.70%
                                                        1.35%             254,736     2.341922        596,572      -41.73%
                                                        1.40%             233,900     2.338439        546,961      -41.76%
                                                        1.45%              67,168     2.334963        156,835      -41.79%
                                                        1.50%             221,501     2.331479        516,425      -41.82%
                                                        1.55%              27,979     2.328014         65,136      -41.85%
                                                        1.60%              31,089     2.324540         72,268      -41.88%
                                                        1.65%             152,039     2.321074        352,894      -41.91%
                                                        1.70%              10,778     2.317610         24,979      -41.94%
                                                        1.75%              12,768     2.314154         29,547      -41.97%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              33,008     2.310691         76,271      -42.00%
                                                        1.85%               3,809     2.307249          8,788      -42.03%
                                                        1.90%               4,504     2.303786         10,376      -42.06%
                                                        1.95%               2,909     2.300349          6,692      -42.09%
                                                        2.00%                 266     2.296907            611      -42.12%
                                                        2.05%              17,808     2.293462         40,842      -42.15%
                                                        2.20%              11,483     2.283163         26,218      -42.23%
                                                        0.95% EV***     4,189,275     2.322010      9,727,538      -41.91%
                                                        1.00% EV***     2,791,902     2.318519      6,473,078      -41.94%
                                                        1.05% EV***       397,116     2.315033        919,337      -41.97%
                                                        1.10% EV***       820,353     2.311556      1,896,292      -42.00%
                                                        1.15% EV***       305,242     2.308073        704,521      -42.03%
                                                        1.20% EV***       263,490     2.304585        607,235      -42.06%
                                                        1.25% EV***       116,756     2.301120        268,670      -42.09%
                                                        1.30% EV***        12,492     2.297647         28,702      -42.12%
                                                        1.35% EV***        26,391     2.294180         60,546      -42.15%
                                                        1.40% EV***       158,404     2.290722        362,860      -42.18%
                                                        1.45% EV***        49,136     2.287252        112,386      -42.21%
                                                        1.50% EV***        39,700     2.283794         90,667      -42.24%
                                                        1.55% EV***        48,749     2.280342        111,164      -42.27%
                                                        1.60% EV***        45,061     2.276896        102,599      -42.30%
                                                        1.65% EV***        18,078     2.273451         41,099      -42.33%
                                                        1.70% EV***         7,286     2.270007         16,539      -42.35%
                                                        1.75% EV***         4,734     2.266565         10,730      -42.38%
                                                        1.80% EV***           956     2.263130          2,164      -42.41%
                                                        1.85% EV***           244     2.259699            551      -42.44%
                                                        1.90% EV***           287     2.256269            648      -42.47%
                                                        1.95% EV***            43     2.252838             97      -42.50%
                                                        2.00% EV***            66     2.249421            148      -42.53%

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ....................................    0.95%             824,343     7.758658      6,395,795      -22.41% 5/1/02
                                                        1.00%             258,999     7.756034      2,008,805      -22.44% 5/1/02
                                                        1.05%              90,496     7.753412        701,653      -22.47% 5/1/02
                                                        1.10%             260,812     7.750784      2,021,497      -22.49% 5/1/02
                                                        1.15%             106,606     7.748155        826,000      -22.52% 5/1/02
                                                        1.20%             561,155     7.745526      4,346,441      -22.54% 5/1/02
                                                        1.25%              82,874     7.742909        641,686      -22.57% 5/1/02
                                                        1.30%             108,144     7.740287        837,066      -22.60% 5/1/02
                                                        1.35%             122,502     7.737652        947,878      -22.62% 5/1/02
                                                        1.40%              90,642     7.735029        701,118      -22.65% 5/1/02
                                                        1.45%              22,549     7.732399        174,358      -22.68% 5/1/02
                                                        1.50%              50,803     7.729765        392,695      -22.70% 5/1/02
                                                        1.55%              15,994     7.727134        123,588      -22.73% 5/1/02
                                                        1.60%              50,438     7.724506        389,609      -22.75% 5/1/02
                                                        1.65%              48,893     7.721869        377,545      -22.78% 5/1/02
                                                        1.70%               2,467     7.719236         19,043      -22.81% 5/1/02
                                                        1.75%              34,822     7.716615        268,708      -22.83% 5/1/02
                                                        1.80%              10,353     7.713978         79,863      -22.86% 5/1/02
                                                        1.85%               4,648     7.711350         35,842      -22.89% 5/1/02
                                                        1.90%               1,113     7.708715          8,580      -22.91% 5/1/02
                                                        1.95%                 532     7.706084          4,100      -22.94% 5/1/02
                                                        2.05%               7,959     7.700818         61,291      -22.99% 5/1/02
                                                        2.15%                   5     7.695550             38      -23.04% 5/1/02
                                                        2.20%                 533     7.692915          4,100      -23.07% 5/1/02
                                                        0.95% EV***       489,914     7.730652      3,787,355      -22.69% 5/1/02
                                                        1.00% EV***       253,276     7.728034      1,957,326      -22.72% 5/1/02
                                                        1.05% EV***        14,960     7.725414        115,572      -22.75% 5/1/02
                                                        1.10% EV***       143,382     7.722792      1,107,309      -22.77% 5/1/02
                                                        1.15% EV***        74,973     7.720162        578,804      -22.80% 5/1/02
                                                        1.20% EV***        44,921     7.717543        346,680      -22.82% 5/1/02
                                                        1.25% EV***        69,664     7.714929        537,453      -22.85% 5/1/02
                                                        1.30% EV***         7,244     7.712299         55,868      -22.88% 5/1/02
                                                        1.35% EV***        13,789     7.709677        106,309      -22.90% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.40% EV***        31,323     7.707058        241,408      -22.93% 5/1/02
                                                        1.45% EV***        17,373     7.704435        133,849      -22.96% 5/1/02
                                                        1.50% EV***         3,889     7.701805         29,952      -22.98% 5/1/02
                                                        1.55% EV***        14,747     7.699181        113,540      -23.01% 5/1/02
                                                        1.60% EV***        10,950     7.696560         84,277      -23.03% 5/1/02
                                                        1.65% EV***         2,245     7.693934         17,273      -23.06% 5/1/02
                                                        1.75% EV***            44     7.688684            338      -23.11% 5/1/02
                                                        1.80% EV***           548     7.686050          4,212      -23.14% 5/1/02
                                                        2.05% EV***           147     7.672907          1,128      -23.27% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
           2002 ....................................    0.95%              43,764     4.57            200,003      -26.46%
                                                        0.95%           6,343,195     4.573528     29,010,780      -26.46%
                                                        1.00%               9,798     4.57             44,776      -26.50%
                                                        1.00%           2,880,999     4.566775     13,156,874      -26.50%
                                                        1.05%             333,631     4.560019      1,521,364      -26.54%
                                                        1.10%             130,376     4.55            593,213      -26.58%
                                                        1.10%             856,785     4.553254      3,901,160      -26.58%
                                                        1.15%              83,011     4.55            377,699      -26.61%
                                                        1.15%             391,980     4.546506      1,782,139      -26.61%
                                                        1.20%              16,219     4.54             73,633      -26.65%
                                                        1.20%           4,064,434     4.539769     18,451,591      -26.65%
                                                        1.25%              11,573     4.53             52,425      -26.69%
                                                        1.25%             299,462     4.533041      1,357,474      -26.69%
                                                        1.30%               1,604     4.53              7,265      -26.72%
                                                        1.30%             683,499     4.526318      3,093,734      -26.72%
                                                        1.35%             288,593     4.519598      1,304,324      -26.76%
                                                        1.40%             240,932     4.512894      1,087,301      -26.80%
                                                        1.45%              53,086     4.506173        239,215      -26.84%
                                                        1.50%             299,181     4.499478      1,346,158      -26.87%
                                                        1.55%              53,746     4.492787        241,469      -26.91%
                                                        1.60%              45,097     4.486092        202,309      -26.95%
                                                        1.65%             132,497     4.479412        593,509      -26.98%
                                                        1.70%              25,535     4.472745        114,212      -27.02%
                                                        1.75%              27,962     4.466078        124,880      -27.06%
                                                        1.80%              84,758     4.459429        377,972      -27.10%
                                                        1.85%              15,692     4.452769         69,873      -27.13%
                                                        1.90%                 253     4.446112          1,125      -27.17%
                                                        2.20%              19,052     4.406372         83,950      -27.39%
                                                        2.25%               5,925     4.399755         26,069      -27.43%
                                                        0.95% EV***     2,483,976     7.952603     19,754,075      -26.89%
                                                        1.00% EV***     1,676,733     7.936722     13,307,764      -26.93%
                                                        1.05% EV***       230,086     7.920857      1,822,478      -26.96%
                                                        1.10% EV***       454,684     7.905013      3,594,283      -27.00%
                                                        1.15% EV***       178,438     7.889206      1,407,734      -27.04%
                                                        1.20% EV***       145,335     7.873409      1,144,282      -27.07%
                                                        1.25% EV***        88,717     7.857644        697,107      -27.11%
                                                        1.30% EV***        22,435     7.841906        175,933      -27.15%
                                                        1.35% EV***        33,990     7.826184        266,012      -27.19%
                                                        1.40% EV***        86,168     7.810484        673,014      -27.22%
                                                        1.45% EV***        20,806     7.794812        162,179      -27.26%
                                                        1.50% EV***        24,958     7.779167        194,152      -27.30%
                                                        1.55% EV***        48,093     7.763530        373,371      -27.33%
                                                        1.60% EV***        21,809     7.747938        168,975      -27.37%
                                                        1.65% EV***        10,240     7.732362         79,179      -27.41%
                                                        1.70% EV***         2,872     7.716795         22,163      -27.45%
                                                        1.75% EV***         2,557     7.701280         19,692      -27.48%
                                                        1.80% EV***         2,449     7.685776         18,822      -27.52%
                                                        1.85% EV***           611     7.670288          4,687      -27.56%
                                                        1.90% EV***           130     7.654827            995      -27.60%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***            23     7.639395            176      -27.63%
                                                        2.00% EV***            36     7.623969            274      -27.67%
                                                        2.05% EV***           312     7.608565          2,374      -27.71%

     MFS(R)VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    1.50%              33,028     7.095730        234,358      -29.04% 5/1/02
                                                        1.60%              12,944     7.090900         91,785      -29.09% 5/1/02
                                                        1.65%              23,370     7.088490        165,658      -29.12% 5/1/02
                                                        1.75%               8,482     7.083647         60,083      -29.16% 5/1/02
                                                        1.80%              11,978     7.081227         84,819      -29.19% 5/1/02
                                                        1.90%               3,797     7.076398         26,869      -29.24% 5/1/02
                                                        1.95%              26,351     7.073985        186,407      -29.26% 5/1/02
                                                        2.00%               7,576     7.071563         53,574      -29.28% 5/1/02
                                                        2.05%              18,475     7.069146        130,602      -29.31% 5/1/02
                                                        2.10%              22,049     7.066726        155,814      -29.33% 5/1/02
                                                        2.15%                 430     7.064298          3,038      -29.36% 5/1/02
                                                        2.20%               6,800     7.061880         48,021      -29.38% 5/1/02
                                                        2.45%               2,336     7.049775         16,468      -29.50% 5/1/02
                                                        2.50%               4,943     7.047349         34,835      -29.53% 5/1/02
                                                        2.60%               4,542     7.042502         31,987      -29.57% 5/1/02

     MFS(R)VIT - New Discovery Series - Service Class
           2002 ....................................    1.50%               6,036     7.467590         45,074      -25.32% 5/1/02
                                                        1.60%                 947     7.462500          7,067      -25.38% 5/1/02
                                                        1.65%              12,945     7.459964         96,569      -25.40% 5/1/02
                                                        1.75%                 966     7.454879          7,201      -25.45% 5/1/02
                                                        1.80%               2,612     7.452336         19,466      -25.48% 5/1/02
                                                        1.90%               2,381     7.447255         17,732      -25.53% 5/1/02
                                                        1.95%               9,001     7.444702         67,010      -25.55% 5/1/02
                                                        2.05%               2,381     7.439624         17,714      -25.60% 5/1/02
                                                        2.10%               2,688     7.437071         19,991      -25.63% 5/1/02
                                                        2.20%               9,602     7.431983         71,362      -25.68% 5/1/02
                                                        2.50%               5,472     7.416705         40,584      -25.83% 5/1/02

     MFS(R) VIT - Value Series - Service Class
           2002 ....................................    1.50%              21,048     8.316953        175,055      -16.83% 5/1/02
                                                        1.60%               7,966     8.311294         66,208      -16.89% 5/1/02
                                                        1.65%              26,137     8.308471        217,159      -16.92% 5/1/02
                                                        1.75%              16,845     8.302808        139,861      -16.97% 5/1/02
                                                        1.80%                 422     8.299980          3,503      -17.00% 5/1/02
                                                        1.90%               4,041     8.294320         33,517      -17.06% 5/1/02
                                                        1.95%              14,131     8.291483        117,167      -17.09% 5/1/02
                                                        2.00%               3,747     8.288647         31,058      -17.11% 5/1/02
                                                        2.05%              12,855     8.285818        106,514      -17.14% 5/1/02
                                                        2.10%              10,755     8.282982         89,083      -17.17% 5/1/02
                                                        2.15%                 822     8.280156          6,806      -17.20% 5/1/02
                                                        2.20%               4,788     8.277320         39,632      -17.23% 5/1/02
                                                        2.45%               1,486     8.263142         12,279      -17.37% 5/1/02
                                                        2.50%                 285     8.260300          2,354      -17.40% 5/1/02
                                                        2.60%               1,440     8.254632         11,887      -17.45% 5/1/02

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ....................................    1.50%               4,932     9.820202         48,433       -1.80% 5/1/02
                                                        1.60%               2,999     9.813529         29,431       -1.86% 5/1/02
                                                        1.65%               1,527     9.810192         14,980       -1.90% 5/1/02
                                                        1.75%               1,228     9.803520         12,039       -1.96% 5/1/02
                                                        1.95%               4,082     9.790165         39,963       -2.10% 5/1/02
                                                        2.00%               1,408     9.786827         13,780       -2.13% 5/1/02
                                                        2.05%               8,429     9.783484         82,465       -2.17% 5/1/02
                                                        2.10%               2,285     9.780134         22,348       -2.20% 5/1/02
                                                        2.20%               4,787     9.773460         46,786       -2.27% 5/1/02
                                                        2.45%                 919     9.756729          8,966       -2.43% 5/1/02
                                                        2.50%               1,184     9.753383         11,548       -2.47% 5/1/02
                                                        2.60%                 104     9.746695          1,014       -2.53% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ....................................    1.50%               1,012    10.879504         11,010        8.80% 5/1/02
                                                        1.65%                 394    10.868422          4,282        8.68% 5/1/02
                                                        1.75%               2,738    10.861027         29,737        8.61% 5/1/02
                                                        2.05%               1,958    10.838849         21,222        8.39% 5/1/02
                                                        2.10%                 960    10.835149         10,402        8.35% 5/1/02
                                                        2.15%               1,398    10.831452         15,142        8.31% 5/1/02
                                                        2.20%                 128    10.827752          1,386        8.28% 5/1/02
                                                        2.35%               2,261    10.816640         24,456        8.17% 5/1/02
                                                        2.60%                 125    10.798121          1,350        7.98% 5/1/02

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ....................................    0.95%              32,878    11.10            364,944      -27.15%
                                                        0.95%           2,518,130    11.102807     27,958,311      -27.15%
                                                        1.00%               5,133    11.07             56,819      -27.18%
                                                        1.00%           1,176,180    11.073941     13,024,948      -27.18%
                                                        1.05%                 283    11.05              3,132      -27.22%
                                                        1.05%             267,323    11.045123      2,952,615      -27.22%
                                                        1.10%              57,876    10.38            600,754      -27.26%
                                                        1.10%             291,145    10.381389      3,022,490      -27.26%
                                                        1.15%              15,616    10.36            161,777      -27.30%
                                                        1.15%             162,980    10.359099      1,688,326      -27.30%
                                                        1.20%                 832     9.87              8,215      -27.33%
                                                        1.20%             926,974     9.874844      9,153,724      -27.33%
                                                        1.25%                 440     9.85              4,337      -27.37%
                                                        1.25%             104,095     9.853218      1,025,671      -27.37%
                                                        1.30%                 808     9.83              7,946      -27.41%
                                                        1.30%             240,776     9.831629      2,367,220      -27.41%
                                                        1.35%                 424    10.27              4,350      -27.44%
                                                        1.35%             224,959    10.270302      2,310,397      -27.44%
                                                        1.40%             152,447    10.248188      1,562,306      -27.48%
                                                        1.45%              29,033    10.226131        296,895      -27.52%
                                                        1.50%              78,084    10.204085        796,776      -27.55%
                                                        1.55%              34,833    10.182084        354,673      -27.59%
                                                        1.60%              72,064    10.160128        732,179      -27.63%
                                                        1.65%              52,476    10.138201        532,012      -27.66%
                                                        1.70%                 631     6.936818          4,377      -27.70%
                                                        1.75%              59,708     6.923899        413,412      -27.74%
                                                        1.80%              36,156     6.910990        249,874      -27.77%
                                                        1.85%               4,581     6.898096         31,600      -27.81%
                                                        1.90%               3,519     6.885223         24,229      -27.85%
                                                        2.00%                   7     6.859526             48      -27.92%
                                                        2.05%               4,282     6.846694         29,318      -27.96%
                                                        2.15%                 172     6.821108          1,173      -28.03%
                                                        2.20%               3,341     6.808334         22,747      -28.07%
                                                        2.25%               4,662     6.979055         32,536      -28.11%
                                                        0.95% EV***       730,024    10.244666      7,478,852      -27.54%
                                                        1.00% EV***       350,764    10.222595      3,585,718      -27.57%
                                                        1.05% EV***        32,603    10.200575        332,569      -27.61%
                                                        1.10% EV***       340,585    10.178604      3,466,680      -27.65%
                                                        1.15% EV***       115,319    10.156640      1,171,254      -27.69%
                                                        1.20% EV***        50,504    10.134733        511,845      -27.72%
                                                        1.25% EV***        81,449     7.579940        617,379      -27.76%
                                                        1.30% EV***        16,628     7.564677        125,785      -27.80%
                                                        1.35% EV***        11,616     7.549449         87,694      -27.83%
                                                        1.40% EV***       110,441     7.534227        832,088      -27.87%
                                                        1.45% EV***        17,168     7.519055        129,087      -27.91%
                                                        1.50% EV***        24,052     7.503902        180,484      -27.94%
                                                        1.55% EV***        73,342     7.488746        549,240      -27.98%
                                                        1.60% EV***        44,318     7.473630        331,216      -28.02%
                                                        1.65% EV***         4,685     7.458541         34,943      -28.05%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         8,816     7.443458         65,622      -28.09%
                                                        1.75% EV***         4,303     7.428423         31,965      -28.13%
                                                        1.80% EV***           299     7.413387          2,217      -28.16%
                                                        1.85% EV***         1,800     7.398403         13,317      -28.20%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ....................................    0.95%              67,880    11.78            799,629      -30.01%
                                                        0.95%           3,515,602    11.783165     41,424,918      -30.01%
                                                        1.00%               6,033    11.75             70,893      -30.05%
                                                        1.00%           1,713,408    11.752488     20,136,807      -30.05%
                                                        1.05%               1,161    11.72             13,604      -30.08%
                                                        1.05%             293,106    11.721882      3,435,754      -30.08%
                                                        1.10%             108,456    10.21          1,107,331      -30.12%
                                                        1.10%             562,638    10.212487      5,745,933      -30.12%
                                                        1.15%              20,433    10.19            208,208      -30.15%
                                                        1.15%             258,626    10.190559      2,635,544      -30.15%
                                                        1.20%               1,929     9.90             19,098      -30.19%
                                                        1.20%           1,710,441     9.900112     16,933,557      -30.19%
                                                        1.25%               2,182     9.88             21,554      -30.22%
                                                        1.25%             174,370     9.878424      1,722,501      -30.22%
                                                        1.30%               3,646     9.86             35,945      -30.26%
                                                        1.30%             320,322     9.856745      3,157,332      -30.26%
                                                        1.35%                  37    10.10                369      -30.30%
                                                        1.35%             226,117    10.103131      2,284,490      -30.30%
                                                        1.40%             250,934    10.081358      2,529,755      -30.33%
                                                        1.45%              25,679    10.059629        258,321      -30.37%
                                                        1.50%             104,979    10.037926      1,053,771      -30.40%
                                                        1.55%              26,874    10.016277        269,177      -30.44%
                                                        1.60%              91,831     9.994652        917,819      -30.47%
                                                        1.65%             122,526     9.973058      1,221,959      -30.51%
                                                        1.70%              29,290     7.143412        209,231      -30.54%
                                                        1.75%              55,099     7.130099        392,861      -30.58%
                                                        1.80%              45,518     7.116796        323,942      -30.61%
                                                        1.85%               8,168     7.103509         58,021      -30.65%
                                                        1.90%               8,907     7.090239         63,153      -30.68%
                                                        1.95%               1,777     7.076993         12,576      -30.72%
                                                        2.00%                 310     7.063746          2,190      -30.76%
                                                        2.05%              10,718     7.050541         75,568      -30.79%
                                                        2.10%               1,335     7.037336          9,395      -30.83%
                                                        2.15%                  18     7.024147            126      -30.86%
                                                        2.20%              12,077     7.010993         84,672      -30.90%
                                                        2.25%                 557     4.207526          2,344      -30.93%
                                                        0.95% EV***     1,638,090    10.063416     16,484,781      -30.42%
                                                        1.00% EV***     1,151,477    10.041738     11,562,830      -30.46%
                                                        1.05% EV***        82,316    10.020064        824,812      -30.49%
                                                        1.10% EV***       559,574     9.998449      5,594,872      -30.53%
                                                        1.15% EV***       158,775     9.976864      1,584,077      -30.56%
                                                        1.20% EV***        97,902     9.955324        974,646      -30.60%
                                                        1.25% EV***       111,310     7.015703        780,918      -30.64%
                                                        1.30% EV***        45,357     7.001571        317,570      -30.67%
                                                        1.35% EV***        35,074     6.987462        245,078      -30.71%
                                                        1.40% EV***       147,457     6.973348      1,028,269      -30.74%
                                                        1.45% EV***        29,676     6.959280        206,524      -30.78%
                                                        1.50% EV***        28,386     6.945227        197,147      -30.81%
                                                        1.55% EV***        47,759     6.931211        331,028      -30.85%
                                                        1.60% EV***        35,478     6.917195        245,408      -30.88%
                                                        1.65% EV***        12,187     6.903196         84,129      -30.92%
                                                        1.70% EV***        10,899     6.889235         75,086      -30.95%
                                                        1.75% EV***        13,081     6.875286         89,936      -30.99%
                                                        1.80% EV***         1,936     6.861345         13,284      -31.03%
                                                        1.85% EV***         7,923     6.847457         54,252      -31.06%
                                                        1.90% EV***           115     6.833568            786      -31.10%
                                                        1.95% EV***            50     6.819702            341      -31.13%
                                                        2.20% EV***            20     6.750702            135      -31.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ....................................    0.95%              18,372     8.02            147,341      -24.86%
                                                        0.95%           4,122,415     8.023166     33,074,820      -24.86%
                                                        1.00%               3,182     8.00             25,453      -24.90%
                                                        1.00%           2,421,685     8.002299     19,379,047      -24.90%
                                                        1.05%               1,459     7.98             11,644      -24.94%
                                                        1.05%             447,473     7.981445      3,571,481      -24.94%
                                                        1.10%              22,718     9.04            205,373      -24.98%
                                                        1.10%             226,150     9.041691      2,044,778      -24.98%
                                                        1.15%               7,967     9.02             71,864      -25.02%
                                                        1.15%              74,092     9.022270        668,478      -25.02%
                                                        1.20%                  32     8.98                285      -25.05%
                                                        1.20%             757,688     8.977079      6,801,825      -25.05%
                                                        1.25%                 139     8.96              1,248      -25.09%
                                                        1.25%              54,843     8.957418        491,252      -25.09%
                                                        1.30%                  21     8.94                185      -25.13%
                                                        1.30%             101,638     8.937773        908,417      -25.13%
                                                        1.35%               1,046     8.94              9,353      -25.17%
                                                        1.35%             145,764     8.944911      1,303,846      -25.17%
                                                        1.40%             95,497      8.925645        852,372      -25.21%
                                                        1.45%               8,187     8.906424         72,917      -25.24%
                                                        1.50%              27,425     8.887227        243,732      -25.28%
                                                        1.55%              12,495     8.868057        110,806      -25.32%
                                                        1.60%              30,387     8.848923        268,892      -25.36%
                                                        1.65%              45,751     8.829813        403,973      -25.40%
                                                        1.70%                 713     6.701201          4,778      -25.43%
                                                        1.75%              20,084     6.688692        134,336      -25.47%
                                                        1.80%              14,903     6.676227         99,496      -25.51%
                                                        1.85%               6,535     6.663773         43,548      -25.55%
                                                        2.00%                  74     6.626511            490      -25.66%
                                                        2.05%               7,800     6.614111         51,590      -25.70%
                                                        2.10%                   7     6.601750             46      -25.74%
                                                        2.20%               2,603     6.577049         17,120      -25.81%
                                                        0.95% EV***       435,558     8.921353      3,885,767      -25.25%
                                                        1.00% EV***       290,970     8.902173      2,590,265      -25.29%
                                                        1.05% EV***        23,094     8.882971        205,143      -25.33%
                                                        1.10% EV***       231,131     8.863819      2,048,703      -25.37%
                                                        1.15% EV***        51,005     8.844718        451,125      -25.41%
                                                        1.20% EV***        22,333     8.825632        197,103      -25.44%
                                                        1.25% EV***        25,488     7.404078        188,715      -25.48%
                                                        1.30% EV***         9,949     7.389162         73,515      -25.52%
                                                        1.35% EV***         8,978     7.374271         66,206      -25.56%
                                                        1.40% EV***        17,626     7.359404        129,717      -25.60%
                                                        1.45% EV***         2,582     7.344584         18,964      -25.63%
                                                        1.50% EV***           901     7.329759          6,604      -25.67%
                                                        1.55% EV***         4,544     7.314976         33,239      -25.71%
                                                        1.60% EV***        21,827     7.300209        159,342      -25.75%
                                                        1.65% EV***         5,400     7.285467         39,342      -25.79%
                                                        1.70% EV***         5,669     7.270734         41,218      -25.82%
                                                        1.75% EV***         1,924     7.256030         13,961      -25.86%
                                                        1.80% EV***            88     7.241350            637      -25.90%
                                                        1.85% EV***             8     7.226689             58      -25.94%
                                                        1.90% EV***           118     7.212061            851      -25.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ....................................    0.95%           6,314,119     8.260023     52,154,768      -28.48%
                                                        0.95%              94,896     8.26            783,837      -28.48%
                                                        1.00%           3,129,276     8.238513     25,780,581      -28.51%
                                                        1.00%               8,088     8.24             66,646      -28.51%
                                                        1.05%             491,993     8.217057      4,042,735      -28.55%
                                                        1.10%             784,225    10.207958      8,005,336      -28.59%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%             181,249    10.21          1,850,549      -28.59%
                                                        1.15%             257,897    10.186018      2,626,943      -28.62%
                                                        1.15%              70,764    10.19            721,089      -28.62%
                                                        1.20%           1,610,948     9.989064     16,091,863      -28.66%
                                                        1.20%               8,229     9.99             82,205      -28.66%
                                                        1.25%             256,141     9.967175      2,553,002      -28.69%
                                                        1.25%               2,317     9.97             23,096      -28.69%
                                                        1.30%             361,603     9.945321      3,596,258      -28.73%
                                                        1.30%               3,815     9.95             37,961      -28.73%
                                                        1.35%             215,922    10.098682      2,180,528      -28.77%
                                                        1.40%             201,695    10.076931      2,032,467      -28.80%
                                                        1.45%              43,151    10.055227        433,893      -28.84%
                                                        1.50%             125,300    10.033548      1,257,204      -28.88%
                                                        1.55%              39,786    10.011907        398,334      -28.91%
                                                        1.60%              54,875     9.990303        548,218      -28.95%
                                                        1.65%             119,536     9.968740      1,191,623      -28.98%
                                                        1.70%              27,240     6.724059        183,163      -29.02%
                                                        1.75%              28,810     6.711524        193,359      -29.06%
                                                        1.80%              55,896     6.699002        374,447      -29.09%
                                                        1.85%               3,976     6.686490         26,585      -29.13%
                                                        1.90%               7,132     6.674005         47,599      -29.17%
                                                        1.95%                 880     6.661537          5,862      -29.20%
                                                        2.05%               4,895     6.636658         32,486      -29.27%
                                                        2.10%                 220     6.624244          1,457      -29.31%
                                                        2.20%              10,602     6.599464         69,968      -29.38%
                                                        0.95% EV***     1,773,223    10.052284     17,824,941      -28.91%
                                                        1.00% EV***     1,212,560    10.030621     12,162,730      -28.95%
                                                        1.05% EV***       116,830    10.009004      1,169,352      -28.98%
                                                        1.10% EV***       438,426     9.987404      4,378,738      -29.02%
                                                        1.15% EV***       129,223     9.965847      1,287,817      -29.06%
                                                        1.20% EV***       117,153     9.944329      1,165,008      -29.09%
                                                        1.25% EV***       125,872     7.416263        933,500      -29.13%
                                                        1.30% EV***        22,281     7.401332        164,909      -29.16%
                                                        1.35% EV***        37,919     7.386402        280,085      -29.20%
                                                        1.40% EV***       109,256     7.371510        805,382      -29.24%
                                                        1.45% EV***        27,325     7.356631        201,020      -29.27%
                                                        1.50% EV***        40,454     7.341782        297,004      -29.31%
                                                        1.55% EV***        36,323     7.326953        266,137      -29.35%
                                                        1.60% EV***        27,076     7.312148        197,984      -29.38%
                                                        1.65% EV***        10,242     7.297363         74,740      -29.42%
                                                        1.70% EV***         4,740     7.282609         34,520      -29.45%
                                                        1.75% EV***        12,065     7.267868         87,687      -29.49%
                                                        1.80% EV***         2,396     7.253150         17,379      -29.53%
                                                        1.85% EV***         9,029     7.238438         65,356      -29.56%
                                                        1.90% EV***            17     7.223782            123      -29.60%
                                                        1.95% EV***            20     7.209129            144      -29.64%
                                                        2.05% EV***           485     7.179889          3,482      -29.71%
                                                        2.15% EV***           303     7.150741          2,167      -29.78%
                                                        2.20% EV***            19     7.136224            136      -29.82%
                                                        2.25% EV***         2,333     7.121695         16,615      -29.85%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ....................................    0.95%          10,196,426    10.498938    107,051,644      -27.55%
                                                        0.95%             122,791    10.50          1,289,304      -27.55%
                                                        1.00%           4,481,564    10.471617     46,929,222      -27.59%
                                                        1.00%              14,063    10.47            147,244      -27.59%
                                                        1.05%             685,338    10.444338      7,157,902      -27.63%
                                                        1.05%               3,784    10.44             39,508      -27.63%
                                                        1.10%           1,810,039    11.451136     20,727,003      -27.66%
                                                        1.10%             162,597    11.45          1,861,732      -27.66%
                                                        1.15%             871,403    11.426546      9,957,126      -27.70%
                                                        1.15%              43,940    11.43            502,238      -27.70%
                                                        1.20%           3,613,227    10.981083     39,677,146      -27.74%
                                                        1.20%               5,126    10.98             56,283      -27.74%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%             445,948    10.957031      4,886,266      -27.77%
                                                        1.25%               8,052    10.96             88,247      -27.77%
                                                        1.30%             672,053    10.933007      7,347,560      -27.81%
                                                        1.30%              14,129    10.93            154,425      -27.81%
                                                        1.35%             786,460    11.328575      8,909,471      -27.85%
                                                        1.35%                 186    11.33              2,107      -27.85%
                                                        1.40%             638,398    11.304185      7,216,569      -27.88%
                                                        1.40%                 522    11.30              5,903      -27.88%
                                                        1.45%             105,074    11.279831      1,185,217      -27.92%
                                                        1.50%             312,193    11.255526      3,513,896      -27.96%
                                                        1.55%             150,685    11.231257      1,692,382      -27.99%
                                                        1.60%             200,556    11.207016      2,247,634      -28.03%
                                                        1.65%             342,937    11.182836      3,835,008      -28.07%
                                                        1.70%              53,165     7.731297        411,034      -28.10%
                                                        1.75%             175,059     7.716890      1,350,911      -28.14%
                                                        1.80%             192,399     7.702487      1,481,951      -28.18%
                                                        1.85%              47,437     7.688120        364,701      -28.21%
                                                        1.90%              20,341     7.673761        156,092      -28.25%
                                                        1.95%               8,520     7.659427         65,258      -28.29%
                                                        2.00%               4,117     7.645123         31,475      -28.32%
                                                        2.05%              34,643     7.630825        264,355      -28.36%
                                                        2.10%                 553     7.616546          4,212      -28.40%
                                                        2.15%                 159     7.602298          1,209      -28.43%
                                                        2.20%              13,564     7.588056        102,924      -28.47%
                                                        2.25%               6,981     5.943076         41,489      -28.51%
                                                        0.95% EV***     2,943,045    11.298877     33,253,103      -27.97%
                                                        1.00% EV***     1,635,262    11.274537     18,436,822      -28.01%
                                                        1.05% EV***       138,010    11.250249      1,552,647      -28.05%
                                                        1.10% EV***     1,273,777    11.226007     14,299,430      -28.08%
                                                        1.15% EV***       405,788    11.201796      4,545,554      -28.12%
                                                        1.20% EV***       184,654    11.177606      2,063,990      -28.16%
                                                        1.25% EV***       429,137     8.233033      3,533,099      -28.19%
                                                        1.30% EV***       117,776     8.216453        967,701      -28.23%
                                                        1.35% EV***        71,648     8.199899        587,506      -28.27%
                                                        1.40% EV***       350,161     8.183386      2,865,503      -28.30%
                                                        1.45% EV***        59,040     8.166863        482,172      -28.34%
                                                        1.50% EV***        36,350     8.150404        296,267      -28.38%
                                                        1.55% EV***       165,160     8.133950      1,343,403      -28.41%
                                                        1.60% EV***        96,796     8.117535        785,745      -28.45%
                                                        1.65% EV***        18,016     8.101119        145,950      -28.49%
                                                        1.70% EV***        28,104     8.084750        227,214      -28.52%
                                                        1.75% EV***        15,716     8.068407        126,803      -28.56%
                                                        1.80% EV***         9,476     8.052074         76,301      -28.60%
                                                        1.85% EV***         6,228     8.035763         50,047      -28.63%
                                                        1.90% EV***           399     8.019504          3,200      -28.67%
                                                        1.95% EV***         3,811     8.003246         30,500      -28.71%
                                                        2.00% EV***         3,392     7.987012         27,092      -28.74%
                                                        2.05% EV***         1,007     7.970814          8,027      -28.78%
                                                        2.10% EV***         1,711     7.954631         13,610      -28.82%
                                                        2.20% EV***            31     7.922351            246      -28.89%
                                                        2.25% EV***           400     7.906246          3,162      -28.93%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002.....................................    1.50%              82,995     7.846634        651,231      -21.53% 5/1/02
                                                        1.60%              28,147     7.841294        220,709      -21.59% 5/1/02
                                                        1.65%              42,542     7.838616        333,470      -21.61% 5/1/02
                                                        1.75%              21,006     7.833279        164,546      -21.67% 5/1/02
                                                        1.80%              38,025     7.830605        297,759      -21.69% 5/1/02
                                                        1.90%               7,509     7.825260         58,760      -21.75% 5/1/02
                                                        1.95%              33,309     7.822587        260,563      -21.77% 5/1/02
                                                        2.00%               1,889     7.819911         14,772      -21.80% 5/1/02
                                                        2.05%              31,980     7.817234        249,995      -21.83% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.10%              35,276     7.814562        275,666      -21.85% 5/1/02
                                                        2.15%               4,703     7.811891         36,739      -21.88% 5/1/02
                                                        2.20%              10,529     7.809211         82,223      -21.91% 5/1/02
                                                        2.35%                 190     7.801186          1,482      -21.99% 5/1/02
                                                        2.45%               1,141     7.795829          8,895      -22.04% 5/1/02
                                                        2.50%              12,939     7.793155        100,836      -22.07% 5/1/02
                                                        2.60%               5,111     7.787798         39,803      -22.12% 5/1/02

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002.....................................    0.95%           6,604,871     6.408618     42,328,095      -22.88%
                                                        0.95%              48,411     6.41            310,315      -22.88%
                                                        1.00%           1,791,657     6.399987     11,466,582      -22.91%
                                                        1.00%               9,420     6.40             60,286      -22.91%
                                                        1.05%             265,024     6.391359      1,693,864      -22.95%
                                                        1.05%                 133     6.39                849      -23.31%
                                                        1.10%           1,689,476     6.382747     10,783,498      -22.99%
                                                        1.10%              23,211     6.38            148,086      -22.99%
                                                        1.15%             958,742     6.374126      6,111,142      -23.03%
                                                        1.15%               4,328     6.37             27,568      -23.03%
                                                        1.20%           5,456,333     6.365520     34,732,397      -23.07%
                                                        1.20%                 567     6.37              3,612      -23.07%
                                                        1.25%             364,105     6.356923      2,314,587      -23.11%
                                                        1.25%                 897     6.36              5,707      -23.11%
                                                        1.30%             698,706     6.348332      4,435,618      -23.15%
                                                        1.30%                 602     6.35              3,822      -23.15%
                                                        1.35%             973,162     6.339745      6,169,599      -23.19%
                                                        1.35%                 728     6.34              4,618      -23.19%
                                                        1.40%             885,731     6.331165      5,607,709      -23.23%
                                                        1.45%              91,552     6.322604        578,847      -23.27%
                                                        1.50%             261,222     6.314040      1,649,366      -23.30%
                                                        1.55%             142,876     6.305481        900,902      -23.34%
                                                        1.60%             258,619     6.296936      1,628,507      -23.38%
                                                        1.65%             474,311     6.288389      2,982,652      -23.42%
                                                        1.70%              15,823     6.279861         99,366      -23.46%
                                                        1.75%             181,763     6.271334      1,139,896      -23.50%
                                                        1.80%             221,252     6.262817      1,385,661      -23.54%
                                                        1.85%              34,278     6.254301        214,385      -23.58%
                                                        1.90%              12,063     6.245795         75,343      -23.62%
                                                        1.95%              10,664     6.237297         66,515      -23.66%
                                                        2.00%               7,235     6.228810         45,065      -23.69%
                                                        2.05%              24,669     6.220335        153,449      -23.73%
                                                        2.10%               1,609     6.211849          9,995      -23.77%
                                                        2.15%                 194     6.203380          1,203      -23.81%
                                                        2.20%               9,125     6.194920         56,529      -23.85%
                                                        2.25%               2,809     6.186473         17,378      -23.89%
                                                        0.95% EV***     2,093,889    10.022652     20,986,321      -23.27%
                                                        1.00% EV***       772,593    10.003983      7,729,007      -23.31%
                                                        1.05% EV***        92,553     9.985319        924,171      -23.35%
                                                        1.10% EV***       933,477     9.966703      9,303,688      -23.39%
                                                        1.15% EV***       299,212     9.948106      2,976,593      -23.43%
                                                        1.20% EV***       121,285     9.929515      1,204,301      -23.47%
                                                        1.25% EV***       137,261     9.910975      1,360,390      -23.51%
                                                        1.30% EV***        54,943     9.892454        543,521      -23.55%
                                                        1.35% EV***        40,706     9.873959        401,929      -23.59%
                                                        1.40% EV***        90,390     9.855484        890,837      -23.63%
                                                        1.45% EV***        35,408     9.837040        348,310      -23.66%
                                                        1.50% EV***        31,904     9.818615        313,253      -23.70%
                                                        1.55% EV***        56,900     9.800220        557,633      -23.74%
                                                        1.60% EV***        70,406     9.781838        688,700      -23.78%
                                                        1.65% EV***         6,045     9.763509         59,020      -23.82%
                                                        1.70% EV***         7,046     9.745180         68,665      -23.86%
                                                        1.75% EV***         4,358     9.726878         42,390      -23.90%
                                                        1.80% EV***         3,712     9.708601         36,038      -23.94%
                                                        1.85% EV***         1,006     9.690339          9,748      -23.98%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***         2,435     9.653936         23,507      -24.05%
                                                        2.00% EV***         1,098     9.635747         10,580      -24.09%
                                                        2.05% EV***            28     9.617616            269      -24.13%
                                                        2.10% EV***         1,424     9.599483         13,670      -24.17%
                                                        2.20% EV***            62     9.563308            593      -24.25%
                                                        2.25% EV***           343     9.545275          3,274      -24.29%
                                                        2.40% EV***            30     9.491269            285      -24.41%

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ....................................    1.50%              50,266     7.693100        386,701      -23.07% 5/1/02
                                                        1.60%              54,038     7.687867        415,437      -23.12% 5/1/02
                                                        1.65%              43,660     7.685241        335,538      -23.15% 5/1/02
                                                        1.75%              38,577     7.680006        296,272      -23.20% 5/1/02
                                                        1.80%              38,793     7.677386        297,829      -23.23% 5/1/02
                                                        1.90%              15,897     7.672153        121,964      -23.28% 5/1/02
                                                        1.95%              52,085     7.669534        399,468      -23.30% 5/1/02
                                                        2.00%               2,900     7.666914         22,234      -23.33% 5/1/02
                                                        2.05%              60,032     7.664287        460,102      -23.36% 5/1/02
                                                        2.10%              40,650     7.661661        311,447      -23.38% 5/1/02
                                                        2.15%               1,272     7.659046          9,742      -23.41% 5/1/02
                                                        2.20%              44,236     7.656425        338,690      -23.44% 5/1/02
                                                        2.30%                 144     7.651177          1,102      -23.49% 5/1/02
                                                        2.35%               2,673     7.648552         20,445      -23.51% 5/1/02
                                                        2.45%               4,149     7.643307         31,712      -23.57% 5/1/02
                                                        2.50%               3,361     7.640679         25,680      -23.59% 5/1/02
                                                        2.60%               5,396     7.635426         41,201      -23.65% 5/1/02

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ....................................    0.95%          10,184,577     8.295049     84,481,565      -19.57%
                                                        0.95%              98,577     8.30            818,185      -19.57%
                                                        1.00%           4,967,892     8.273457     41,101,641      -19.61%
                                                        1.00%              11,066     8.27             91,519      -19.61%
                                                        1.05%             842,445     8.251913      6,951,783      -19.65%
                                                        1.10%           1,248,730     9.562870     11,941,443      -19.69%
                                                        1.10%             118,972     9.56          1,137,371      -19.69%
                                                        1.15%             618,478     9.542333      5,901,723      -19.73%
                                                        1.15%              38,115     9.54            363,616      -19.73%
                                                        1.20%           3,706,414     9.376475     34,753,098      -19.77%
                                                        1.20%               3,879     9.38             36,387      -19.77%
                                                        1.25%             451,976     9.355937      4,228,659      -19.81%
                                                        1.25%               4,013     9.36             37,559      -19.81%
                                                        1.30%             786,528     9.335444      7,342,588      -19.85%
                                                        1.30%               2,404     9.34             22,451      -19.85%
                                                        1.35%             661,352     9.460540      6,256,747      -19.89%
                                                        1.35%                  32     9.46                307      -19.89%
                                                        1.40%             572,121     9.440180      5,400,925      -19.94%
                                                        1.45%              87,363     9.419845        822,946      -19.98%
                                                        1.50%             333,782     9.399555      3,137,402      -20.02%
                                                        1.55%             127,988     9.379287      1,200,436      -20.06%
                                                        1.60%             141,775     9.359056      1,326,880      -20.10%
                                                        1.65%             315,954     9.338857      2,950,649      -20.14%
                                                        1.70%              33,644     6.817103        229,355      -20.18%
                                                        1.75%             115,157     6.804394        783,574      -20.22%
                                                        1.80%             199,207     6.791724      1,352,959      -20.26%
                                                        1.85%              31,009     6.779063        210,212      -20.30%
                                                        1.90%              11,564     6.766391         78,247      -20.34%
                                                        1.95%               8,719     6.753762         58,886      -20.38%
                                                        2.00%                 486     6.741147          3,276      -20.42%
                                                        2.05%              16,607     6.728539        111,741      -20.46%
                                                        2.20%              37,682     6.690842        252,124      -20.59%
                                                        2.25%               1,750     6.246495         10,931      -20.63%
                                                        0.95% EV***     3,975,623     9.434491     37,507,979      -19.98%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     2,416,499     9.414197     22,749,398      -20.03%
                                                        1.05% EV***       208,983     9.393901      1,963,166      -20.07%
                                                        1.10% EV***     1,314,797     9.373664     12,324,465      -20.11%
                                                        1.15% EV***       462,107     9.353464      4,322,301      -20.15%
                                                        1.20% EV***       195,609     9.333269      1,825,671      -20.19%
                                                        1.25% EV***       165,844     7.578268      1,256,810      -20.23%
                                                        1.30% EV***        63,051     7.563018        476,856      -20.27%
                                                        1.35% EV***       139,767     7.547786      1,054,931      -20.31%
                                                        1.40% EV***       270,039     7.532593      2,034,094      -20.35%
                                                        1.45% EV***        41,181     7.517413        309,575      -20.39%
                                                        1.50% EV***        49,568     7.502233        371,871      -20.43%
                                                        1.55% EV***       134,250     7.487111      1,005,145      -20.47%
                                                        1.60% EV***        51,928     7.471976        388,005      -20.51%
                                                        1.65% EV***        27,251     7.456901        203,208      -20.55%
                                                        1.70% EV***        24,529     7.441834        182,541      -20.59%
                                                        1.75% EV***        19,298     7.426779        143,322      -20.64%
                                                        1.80% EV***         9,707     7.411771         71,946      -20.68%
                                                        1.85% EV***         2,549     7.396766         18,854      -20.72%
                                                        1.90% EV***         1,046     7.381791          7,721      -20.76%
                                                        1.95% EV***         3,489     7.366815         25,703      -20.80%
                                                        2.00% EV***           391     7.351901          2,875      -20.84%
                                                        2.05% EV***         1,554     7.337003         11,402      -20.88%
                                                        2.15% EV***         6,122     7.307231         44,735      -20.96%
                                                        2.20% EV***            34     7.292386            248      -21.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002.....................................    1.50%              54,541     8.043815        438,718      -19.56% 5/1/02
                                                        1.60%              26,288     8.038347        211,312      -19.62% 5/1/02
                                                        1.65%             102,039     8.035612        819,946      -19.64% 5/1/02
                                                        1.75%              29,354     8.030134        235,717      -19.70% 5/1/02
                                                        1.80%               7,986     8.027393         64,107      -19.73% 5/1/02
                                                        1.90%               6,833     8.021928         54,814      -19.78% 5/1/02
                                                        1.95%              19,367     8.019190        155,308      -19.81% 5/1/02
                                                        2.00%               6,570     8.016441         52,668      -19.84% 5/1/02
                                                        2.05%              22,674     8.013709        181,703      -19.86% 5/1/02
                                                        2.10%              29,274     8.010966        234,513      -19.89% 5/1/02
                                                        2.15%               1,578     8.008223         12,637      -19.92% 5/1/02
                                                        2.20%              26,587     8.005485        212,842      -19.95% 5/1/02
                                                        2.35%                 446     7.997251          3,567      -20.03% 5/1/02
                                                        2.45%               1,630     7.991770         13,027      -20.08% 5/1/02
                                                        2.50%                 290     7.989027          2,317      -20.11% 5/1/02
                                                        2.60%               2,517     7.983535         20,095      -20.16% 5/1/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002 ....................................    1.50%               9,594    10.273465         98,564        2.73% 5/1/02
                                                        1.60%               9,402    10.266502         96,526        2.67% 5/1/02
                                                        1.65%              14,099    10.263009        144,698        2.63% 5/1/02
                                                        1.75%               5,104    10.256033         52,347        2.56% 5/1/02
                                                        1.80%               1,992    10.252549         20,423        2.53% 5/1/02
                                                        1.90%               1,808    10.245554         18,524        2.46% 5/1/02
                                                        1.95%              12,135    10.242063        124,287        2.42% 5/1/02
                                                        2.05%               8,357    10.235088         85,535        2.35% 5/1/02
                                                        2.10%               4,725    10.231592         48,344        2.32% 5/1/02
                                                        2.15%               3,118    10.228100         31,891        2.28% 5/1/02
                                                        2.20%              12,668    10.224613        129,525        2.25% 5/1/02
                                                        2.35%               2,696    10.214119         27,537        2.14% 5/1/02
                                                        2.45%                  99    10.207132          1,011        2.07% 5/1/02
                                                        2.50%                 278    10.203629          2,837        2.04% 5/1/02
                                                        2.60%               2,388    10.196640         24,350        1.97% 5/1/02

     Strong Opportunity Fund II, Inc.
           2002 ....................................    0.95%           4,997,087     6.785241     33,906,440      -27.51%
                                                        0.95%              50,212     6.79            340,941      -27.51%
                                                        1.00%           1,282,758     6.776096      8,692,091      -27.55%
                                                        1.00%               9,182     6.78             62,255      -27.55%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             200,916     6.766972      1,359,593      -27.59%
                                                        1.10%           1,428,593     6.757847      9,654,213      -27.62%
                                                        1.10%              53,262     6.76            360,050      -27.62%
                                                        1.15%             799,156     6.748731      5,393,289      -27.66%
                                                        1.15%              23,438     6.75            158,208      -27.66%
                                                        1.20%           3,835,034     6.739605     25,846,614      -27.70%
                                                        1.20%               2,385     6.74             16,077      -27.70%
                                                        1.25%             381,206     6.730519      2,565,714      -27.73%
                                                        1.25%               1,398     6.73              9,409      -27.73%
                                                        1.30%             523,191     6.721420      3,516,586      -27.77%
                                                        1.30%                 956     6.72              6,427      -27.77%
                                                        1.35%             795,528     6.712333      5,339,849      -27.81%
                                                        1.35%                 649     6.71              4,356      -27.81%
                                                        1.40%             629,174     6.703248      4,217,509      -27.84%
                                                        1.45%              43,548     6.694178        291,518      -27.88%
                                                        1.50%             287,463     6.685114      1,921,723      -27.92%
                                                        1.55%              94,060     6.676060        627,950      -27.95%
                                                        1.60%             260,247     6.667013      1,735,070      -27.99%
                                                        1.65%             361,512     6.657970      2,406,936      -28.03%
                                                        1.70%              40,813     6.648942        271,363      -28.06%
                                                        1.75%             173,090     6.639915      1,149,303      -28.10%
                                                        1.80%             206,784     6.630895      1,371,163      -28.14%
                                                        1.85%              13,025     6.621889         86,250      -28.17%
                                                        1.90%              11,834     6.612889         78,257      -28.21%
                                                        1.95%               7,727     6.603890         51,028      -28.25%
                                                        2.00%               2,073     6.594900         13,671      -28.28%
                                                        2.05%              47,535     6.585913        313,061      -28.32%
                                                        2.15%                 182     6.567984          1,195      -28.39%
                                                        2.20%              20,059     6.559028        131,568      -28.43%
                                                        0.95% EV***     1,677,843     8.495096     14,253,437      -27.91%
                                                        1.00% EV***       882,421     8.479271      7,482,287      -27.94%
                                                        1.05% EV***        80,025     8.463459        677,288      -27.98%
                                                        1.10% EV***     1,045,812     8.447675      8,834,680      -28.02%
                                                        1.15% EV***       313,766     8.431914      2,645,648      -28.05%
                                                        1.20% EV***       111,411     8.416172        937,654      -28.09%
                                                        1.25% EV***       129,362     8.400442      1,086,698      -28.13%
                                                        1.30% EV***        69,012     8.384741        578,648      -28.16%
                                                        1.35% EV***        77,464     8.369055        648,300      -28.20%
                                                        1.40% EV***        99,765     8.353407        833,378      -28.24%
                                                        1.45% EV***        13,490     8.337762        112,476      -28.27%
                                                        1.50% EV***        52,533     8.322138        437,187      -28.31%
                                                        1.55% EV***        73,464     8.306556        610,233      -28.35%
                                                        1.60% EV***        47,761     8.290978        395,985      -28.38%
                                                        1.65% EV***         7,343     8.275419         60,766      -28.42%
                                                        1.70% EV***        14,295     8.259889        118,075      -28.46%
                                                        1.75% EV***        13,795     8.244390        113,731      -28.49%
                                                        1.80% EV***         4,960     8.228891         40,815      -28.53%
                                                        1.85% EV***         1,380     8.213419         11,335      -28.57%
                                                        1.95% EV***         4,062     8.182554         33,238      -28.64%
                                                        2.00% EV***         2,471     8.167150         20,181      -28.68%
                                                        2.05% EV***         1,838     8.151782         14,983      -28.71%
                                                        2.10% EV***         1,641     8.136407         13,352      -28.75%
                                                        2.15% EV***         6,927     8.121063         56,255      -28.79%
                                                        2.20% EV***            31     8.105739            251      -28.82%
                                                        2.25% EV***         2,044     8.090444         16,537      -28.86%

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ....................................    0.95%           2,177,354     6.144858     13,379,531       -3.82%
                                                        0.95%              12,395     6.14             76,107       -3.82%
                                                        1.00%             919,626     6.128862      5,636,261       -3.87%
                                                        1.00%                 144     6.13                885       -3.87%
                                                        1.05%             174,909     6.112883      1,069,198       -3.92%

                                                        Contract                       Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%              46,515    13.417673        624,123      -3.97%
                                                        1.10%               9,205    13.42            123,527      -3.97%
                                                        1.15%              21,672    13.388854        290,163      -4.02%
                                                        1.15%               1,889    13.39             25,289      -4.02%
                                                        1.20%             603,834    12.800242      7,729,221      -4.07%
                                                        1.20%                 139    12.80              1,774      -4.07%
                                                        1.25%              26,411    12.772187        337,326      -4.12%
                                                        1.30%              54,524    12.744182        694,864      -4.17%
                                                        1.30%                 252    12.74              3,211      -4.17%
                                                        1.35%              42,573    13.274041        565,116      -4.21%
                                                        1.40%              36,361    13.245459        481,618      -4.26%
                                                        1.45%               7,266    13.216913         96,034      -4.31%
                                                        1.50%              15,714    13.188423        207,243      -4.36%
                                                        1.55%               3,143    13.159985         41,362      -4.41%
                                                        1.60%               5,250    13.131584         68,941      -4.46%
                                                        1.65%              18,805    13.103231        246,406      -4.51%
                                                        1.70%                 191     8.210254          1,568      -4.55%
                                                        1.75%                 451     8.194950          3,696      -4.60%
                                                        1.80%              10,736     8.179648         87,817      -4.65%
                                                        1.85%                 273     8.164377          2,229      -4.70%
                                                        1.90%               3,445     8.149155         28,074      -4.75%
                                                        2.05%               7,522     8.103520         60,955      -4.89%
                                                        2.20%               1,061     8.058096          8,550      -5.04%
                                                        0.95% EV***       246,694    13.243193      3,267,016      -4.24%
                                                        1.00% EV***       119,437    13.214670      1,578,321      -4.29%
                                                        1.05% EV***         9,266    13.186193        122,183      -4.34%
                                                        1.10% EV***        52,523    13.157773        691,086      -4.38%
                                                        1.15% EV***        17,942    13.129383        235,567      -4.43%
                                                        1.20% EV***        15,886    13.101037        208,123      -4.48%
                                                        1.25% EV***        10,139    10.858037        110,090      -4.53%
                                                        1.30% EV***        10,072    10.836173        109,142      -4.58%
                                                        1.35% EV***         5,041    10.814330         54,515      -4.63%
                                                        1.40% EV***         7,485    10.792538         80,782      -4.68%
                                                        1.45% EV***         5,755    10.770768         61,986      -4.72%
                                                        1.50% EV***         1,436    10.749046         15,436      -4.77%
                                                        1.55% EV***         7,831    10.727353         84,006      -4.82%
                                                        1.60% EV***         1,997    10.705674         21,379      -4.87%
                                                        1.65% EV***           798    10.684047          8,526      -4.92%
                                                        1.70% EV***         1,136    10.662445         12,113      -4.97%
                                                        1.75% EV***           564    10.640893          6,001      -5.02%
                                                        1.85% EV***            73    10.597829            774      -5.11%
                                                        1.95% EV***            23    10.554926            243      -5.21%

     Van Eck WIT - Worldwide Hard Assets Fund
           2002 ....................................    0.95%             802,424     6.931923      5,562,341      -3.76%
                                                        0.95%               8,188     6.93             56,741      -3.76%
                                                        1.00%             379,695     6.913875      2,625,164      -3.81%
                                                        1.05%              63,355     6.895881        436,889      -3.85%
                                                        1.10%              34,192    11.130644        380,579      -3.90%
                                                        1.10%               3,748    11.13             41,720      -3.90%
                                                        1.15%              33,217    11.106735        368,932      -3.95%
                                                        1.15%                 105    11.11              1,171      -3.95%
                                                        1.20%             178,063    11.826254      2,105,818      -4.00%
                                                        1.25%               5,220    11.800336         61,598      -4.05%
                                                        1.30%              20,482    11.774488        241,165      -4.10%
                                                        1.35%              27,816    11.011517        306,296      -4.15%
                                                        1.40%              34,073    10.987828        374,388      -4.19%
                                                        1.45%               3,639    10.964166         39,899      -4.24%
                                                        1.50%              13,253    10.940542        144,995      -4.29%
                                                        1.55%               6,787    10.916950         74,093      -4.34%
                                                        1.60%               2,759    10.893391         30,055      -4.39%
                                                        1.65%               4,399    10.869895         47,817      -4.44%
                                                        1.70%               1,035     9.195824          9,518      -4.49%
                                                        1.75%                 507     9.178700          4,654      -4.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%               2,576     9.161589         23,600       -4.58%
                                                        1.85%                  24     9.144519            219       -4.63%
                                                        1.90%               2,647     9.127452         24,160       -4.68%
                                                        2.05%               2,767     9.076418         25,114       -4.83%
                                                        2.20%                 116     9.025587          1,047       -4.97%
                                                        0.95% EV***       213,042    10.995917      2,342,592       -4.21%
                                                        1.00% EV***        66,597    10.972256        730,719       -4.26%
                                                        1.05% EV***         6,041    10.948633         66,141       -4.31%
                                                        1.10% EV***        47,595    10.925049        519,978       -4.36%
                                                        1.15% EV***         6,917    10.901476         75,406       -4.41%
                                                        1.20% EV***         6,181    10.877983         67,237       -4.45%
                                                        1.25% EV***         7,685    10.723216         82,408       -4.50%
                                                        1.30% EV***         5,455    10.701671         58,378       -4.55%
                                                        1.35% EV***         3,474    10.680136         37,103       -4.60%
                                                        1.40% EV***         1,919    10.658611         20,454       -4.65%
                                                        1.45% EV***         2,988    10.637150         31,784       -4.70%
                                                        1.50% EV***         1,378    10.615728         14,628       -4.75%
                                                        1.55% EV***         5,259    10.594312         55,715       -4.79%
                                                        1.60% EV***         3,359    10.572935         35,514       -4.84%
                                                        1.70% EV***         2,296    10.530290         24,178       -4.94%
                                                        1.85% EV***           291    10.466562          3,046       -5.09%
                                                        1.95% EV***         1,276    10.424248         13,301       -5.18%
                                                        2.10% EV***            83    10.360978            860       -5.33%

     Van Kampen LIT - Comstock Portfolio - Class II
           2002 ....................................    1.50%              79,812     8.045373        642,117      -19.55% 5/1/02
                                                        1.60%              60,233     8.039898        484,267      -19.60% 5/1/02
                                                        1.65%              55,747     8.037160        448,048      -19.63% 5/1/02
                                                        1.75%              16,176     8.031686        129,921      -19.68% 5/1/02
                                                        1.80%              21,378     8.028951        171,643      -19.71% 5/1/02
                                                        1.90%              16,007     8.023481        128,432      -19.77% 5/1/02
                                                        1.95%              81,043     8.020741        650,025      -19.79% 5/1/02
                                                        2.00%                 619     8.017999          4,963      -19.82% 5/1/02
                                                        2.05%              55,721     8.015255        446,618      -19.85% 5/1/02
                                                        2.10%              78,867     8.012517        631,923      -19.87% 5/1/02
                                                        2.15%               6,858     8.009776         54,931      -19.90% 5/1/02
                                                        2.20%              72,685     8.007035        581,991      -19.93% 5/1/02
                                                        2.30%                  69     8.001551            552      -19.98% 5/1/02
                                                        2.35%               2,676     7.998800         21,405      -20.01% 5/1/02
                                                        2.45%               7,259     7.993314         58,023      -20.07% 5/1/02
                                                        2.50%               6,787     7.990572         54,232      -20.09% 5/1/02
                                                        2.60%              11,619     7.985083         92,779      -20.15% 5/1/02

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002 ....................................    1.50%              17,864     7.264250        129,769      -27.36% 5/1/02
                                                        1.60%              15,084     7.259311        109,499      -27.41% 5/1/02
                                                        1.65%              15,401     7.256843        111,763      -27.43% 5/1/02
                                                        1.75%               4,307     7.251893         31,234      -27.48% 5/1/02
                                                        1.80%              11,412     7.249419         82,730      -27.51% 5/1/02
                                                        1.90%               2,760     7.244473         19,995      -27.56% 5/1/02
                                                        1.95%              16,897     7.241993        122,368      -27.58% 5/1/02
                                                        2.00%               2,741     7.239516         19,844      -27.60% 5/1/02
                                                        2.05%               9,704     7.237040         70,228      -27.63% 5/1/02
                                                        2.10%              11,277     7.234568         81,584      -27.65% 5/1/02
                                                        2.20%              15,015     7.229617        108,553      -27.70% 5/1/02
                                                        2.30%                  76     7.224658            549      -27.75% 5/1/02
                                                        2.45%                 133     7.217224            960      -27.83% 5/1/02
                                                        2.50%               1,035     7.214745          7,467      -27.85% 5/1/02
                                                        2.60%                 597     7.209786          4,304      -27.90% 5/1/02

                                                          Contract                    Unit          Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002 ....................................    0.95%           1,152,068    12.336461     14,212,442        8.18%
                                                        0.95%               7,704    12.34             95,073        8.18%
                                                        1.00%             313,301    12.304351      3,854,965        8.13%
                                                        1.05%              76,122    12.272332        934,194        8.08%
                                                        1.10%              56,432    18.893275      1,066,185        8.02%
                                                        1.10%               4,072    18.89             76,920        8.02%
                                                        1.15%              57,909    18.852711      1,091,742        7.97%
                                                        1.15%                 635    18.85             11,974        7.97%
                                                        1.20%             447,092    18.824701      8,416,373        7.91%
                                                        1.20%                 131    18.82              2,461        7.91%
                                                        1.25%              22,510    18.783491        422,816        7.86%
                                                        1.25%                 599    18.78             11,242        7.86%
                                                        1.30%              41,907    18.742335        785,435        7.80%
                                                        1.35%              17,010    18.691227        317,938        7.75%
                                                        1.40%              26,323    18.651037        490,951        7.69%
                                                        1.45%               3,836    18.610910         71,391        7.64%
                                                        1.50%               8,737    18.570832        162,253        7.58%
                                                        1.55%               2,226    18.530862         41,250        7.53%
                                                        1.60%              15,274    18.490922        282,430        7.47%
                                                        1.65%              12,113    18.451021        223,497        7.42%
                                                        1.70%               1,420    14.263644         20,254        7.37%
                                                        1.75%              49,352    14.237119        702,630        7.31%
                                                        1.80%               4,074    14.210605         57,894        7.26%
                                                        1.85%                 933    14.184124         13,234        7.20%
                                                        1.90%               1,492    14.157666         21,123        7.15%
                                                        2.00%                 949    14.104889         13,386        7.04%
                                                        2.05%               1,859    14.078556         26,172        6.98%
                                                        2.10%                 113    14.052254          1,588        6.93%
                                                        2.20%               2,569    13.999772         35,965        6.82%
                                                        2.25%                 114    12.545244          1,430        6.76%
                                                        0.95% EV***       313,141    18.693734      5,853,775        7.74%
                                                        1.00% EV***        65,358    18.653536      1,219,158        7.68%
                                                        1.05% EV***         5,723    18.613383        106,524        7.63%
                                                        1.10% EV***        78,214    18.573357      1,452,697        7.57%
                                                        1.15% EV***        93,662    18.533362      1,735,872        7.52%
                                                        1.20% EV***        17,094    18.493421        316,127        7.46%
                                                        1.25% EV***         8,393    16.981412        142,525        7.41%
                                                        1.30% EV***        10,508    16.947272        178,082        7.35%
                                                        1.35% EV***         5,974    16.913226        101,040        7.30%
                                                        1.40% EV***         6,398    16.879186        107,993        7.24%
                                                        1.45% EV***         4,953    16.845247         83,435        7.19%
                                                        1.50% EV***         1,078    16.811311         18,123        7.14%
                                                        1.55% EV***         3,708    16.777460         62,211        7.08%
                                                        1.60% EV***         9,971    16.743662        166,951        7.03%
                                                        1.65% EV***            15    16.709895            251        6.97%
                                                        1.70% EV***         1,858    16.676189         30,984        6.92%
                                                        1.75% EV***           276    16.642513          4,593        6.86%
                                                        1.80% EV***           687    16.608927         11,410        6.81%
                                                        1.85% EV***           354    16.575355          5,868        6.75%
                                                        1.95% EV***         1,299    16.508377         21,444        6.64%

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ....................................    0.95%             362,852     4.121971      1,495,665      -31.81%
                                                        0.95%               2,394     4.12              9,863      -31.81%
                                                        1.00%              91,630     4.116419        377,187      -31.85%
                                                        1.05%               6,090     4.110862         25,035      -31.88%
                                                        1.10%              91,064     4.105313        373,846      -31.92%
                                                        1.10%              12,039     4.11             49,479      -31.92%
                                                        1.15%              74,131     4.099757        303,919      -31.95%
                                                        1.15%                  61     4.10                249      -31.95%
                                                        1.20%             597,426     4.094230      2,445,999      -31.98%
                                                        1.20%                 711     4.09              2,907      -31.98%
                                                        1.25%              46,668     4.088676        190,810      -32.02%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              22,772     4.083152         92,982      -32.05%
                                                        1.35%             167,448     4.077618        682,789      -32.09%
                                                        1.40%              58,147     4.072095        236,780      -32.12%
                                                        1.40%               1,006     4.07              4,095      -32.12%
                                                        1.45%               8,596     4.066580         34,956      -32.16%
                                                        1.50%             125,795     4.061066        510,862      -32.19%
                                                        1.55%               6,444     4.055570         26,134      -32.23%
                                                        1.60%              11,977     4.050054         48,507      -32.26%
                                                        1.65%             198,727     4.044559        803,763      -32.30%
                                                        1.70%               1,227     4.039063          4,956      -32.33%
                                                        1.75%              33,281     4.033575        134,241      -32.36%
                                                        1.80%              47,042     4.028092        189,490      -32.40%
                                                        1.85%                 432     4.022612          1,738      -32.43%
                                                        1.90%               4,459     4.017136         17,912      -32.47%
                                                        1.95%               1,097     4.011657          4,401      -32.50%
                                                        2.00%                 194     4.006200            777      -32.54%
                                                        2.05%              24,554     4.000740         98,234      -32.57%
                                                        2.20%              18,570     3.984372         73,990      -32.68%
                                                        0.95% EV***       202,866     5.950764      1,207,208      -32.24%
                                                        1.00% EV***       103,245     5.941098        613,389      -32.27%
                                                        1.05% EV***         4,250     5.931410         25,208      -32.30%
                                                        1.10% EV***        75,070     5.921753        444,546      -32.34%
                                                        1.15% EV***        10,655     5.912108         62,994      -32.37%
                                                        1.20% EV***        19,746     5.902464        116,550      -32.41%
                                                        1.25% EV***         5,186     5.892840         30,560      -32.44%
                                                        1.30% EV***        12,718     5.883221         74,823      -32.48%
                                                        1.35% EV***         1,242     5.873621          7,295      -32.51%
                                                        1.40% EV***        25,333     5.864016        148,553      -32.55%
                                                        1.45% EV***           193     5.854450          1,130      -32.58%
                                                        1.50% EV***         2,214     5.844872         12,941      -32.61%
                                                        1.55% EV***           841     5.835292          4,907      -32.65%
                                                        1.60% EV***         3,246     5.825749         18,910      -32.68%
                                                        1.65% EV***         2,066     5.816205         12,016      -32.72%
                                                        1.70% EV***           101     5.806675            586      -32.75%
                                                        1.80% EV***            57     5.787655            330      -32.82%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class  A
           2002 ....................................    0.95%           4,447,455    11.746967     52,244,107       -1.73%
                                                        0.95%              18,561    11.75            218,086       -1.73%
                                                        1.00%           1,434,062    11.716379     16,802,014       -1.78%
                                                        1.00%                 596    11.72              6,981       -1.78%
                                                        1.05%             239,389    11.685886      2,797,473       -1.83%
                                                        1.10%             433,300    13.431758      5,819,981       -1.88%
                                                        1.10%              27,897    13.43            374,663       -1.88%
                                                        1.15%             237,521    13.402911      3,183,473       -1.93%
                                                        1.15%               4,844    13.40             64,913       -1.93%
                                                        1.20%           1,409,369    13.800701     19,450,280       -1.98%
                                                        1.20%                 241    13.80              3,330       -1.98%
                                                        1.25%             109,265    13.770483      1,504,632       -2.03%
                                                        1.25%               4,349    13.77             59,887       -2.03%
                                                        1.30%             181,878    13.740303      2,499,059       -2.08%
                                                        1.30%                 846    13.74             11,618       -2.08%
                                                        1.35%             203,374    13.288079      2,702,450       -2.13%
                                                        1.40%             225,831    13.259472      2,994,400       -2.18%
                                                        1.45%              23,119    13.230935        305,886       -2.23%
                                                        1.50%              94,234    13.202435      1,244,118       -2.28%
                                                        1.55%              41,456    13.173972        546,140       -2.33%
                                                        1.60%              99,332    13.145572      1,305,776       -2.37%
                                                        1.65%             122,044    13.117202      1,600,876       -2.42%
                                                        1.70%              15,324    11.946728        183,072       -2.47%
                                                        1.75%              70,009    11.924489        834,822       -2.52%
                                                        1.80%              57,628    11.902270        685,904       -2.57%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%              15,511    11.880085        184,272       -2.62%
                                                        1.90%              13,581    11.857917        161,042       -2.67%
                                                        1.95%              23,964    11.835803        283,633       -2.72%
                                                        2.00%               4,071    11.813686         48,094       -2.77%
                                                        2.05%              26,146    11.791634        308,304       -2.82%
                                                        2.10%              11,175    11.769601        131,525       -2.87%
                                                        2.15%               1,513    11.747604         17,774       -2.92%
                                                        2.20%              21,194    11.725612        248,513       -2.97%
                                                        2.25%               2,250    12.642559         28,446       -3.02%
                                                        2.30%                  44    12.623544            555       -3.07%
                                                        2.35%               1,704    12.604542         21,478       -3.12%
                                                        2.45%                 387    12.566590          4,863       -3.22%
                                                        2.50%                 365    12.547646          4,580       -3.27%
                                                        2.60%                 719    12.509832          8,995       -3.37%
                                                        0.95% EV***     1,193,974    13.241372     15,809,854       -2.14%
                                                        1.00% EV***       382,601    13.214857      5,056,018       -2.19%
                                                        1.05% EV***        61,838    13.188350        815,541       -2.24%
                                                        1.10% EV***       462,825    13.161882      6,091,648       -2.29%
                                                        1.15% EV***       127,633    13.135445      1,676,516       -2.34%
                                                        1.20% EV***        87,788    13.109064      1,150,819       -2.39%
                                                        1.25% EV***        54,687    13.082750        715,456       -2.44%
                                                        1.30% EV***        25,553    13.056431        333,631       -2.49%
                                                        1.35% EV***        15,257    13.030199        198,802       -2.54%
                                                        1.40% EV***       113,928    13.003986      1,481,518       -2.59%
                                                        1.45% EV***        17,242    12.977791        223,763       -2.64%
                                                        1.50% EV***         8,744    12.951639        113,249       -2.69%
                                                        1.55% EV***        99,949    12.925546      1,291,895       -2.74%
                                                        1.60% EV***        44,474    12.899481        573,692       -2.79%
                                                        1.65% EV***        10,359    12.873454        133,356       -2.84%
                                                        1.70% EV***        21,011    12.847471        269,938       -2.89%
                                                        1.75% EV***         9,445    12.821530        121,099       -2.94%
                                                        1.80% EV***         9,578    12.795603        122,556       -2.99%
                                                        1.85% EV***        16,809    12.769758        214,647       -3.04%
                                                        1.95% EV***        43,909    12.718132        558,440       -3.14%
                                                        2.00% EV***         2,876    12.692380         36,503       -3.19%
                                                        2.05% EV***           957    12.666668         12,122       -3.23%
                                                        2.10% EV***         3,403    12.641001         43,017       -3.28%
                                                        2.15% EV***         2,867    12.615366         36,168       -3.33%
                                                        2.20% EV***           826    12.589781         10,399       -3.38%
                                                        2.25% EV***         1,116    12.564219         14,022       -3.43%
                                                        2.40% EV***            26    12.487782            325       -3.58%

     Victory VIF - Diversified Stock Fund Class A Shares
           2002 ....................................    0.95%              70,740     7.469134        528,367      -24.17%
                                                        1.00%              54,321     7.459079        405,185      -24.21%
                                                        1.05%               4,984     7.449037         37,126      -24.25%
                                                        1.10%             140,161     7.438990      1,042,656      -24.29%
                                                        1.15%              53,093     7.428955        394,426      -24.33%
                                                        1.20%             373,455     7.366518      2,751,063      -24.36%
                                                        1.25%              45,372     7.353509        333,643      -24.40%
                                                        1.30%               5,746     7.340505         42,179      -24.44%
                                                        1.35%               1,258     7.327517          9,218      -24.48%
                                                        1.40%               6,038     7.314565         44,165      -24.52%
                                                        1.50%              11,857     7.288675         86,422      -24.59%
                                                        1.55%               5,677     7.275772         41,305      -24.63%
                                                        1.60%               9,678     7.262866         70,290      -24.67%
                                                        1.65%               4,962     7.25             35,974      -24.71%
                                                        0.95% EV***        93,551     7.308666        683,733      -24.58%
                                                        1.00% EV***       695,412     7.295700      5,073,517      -24.61%
                                                        1.10% EV***       248,884     7.269788      1,809,334      -24.69%
                                                        1.15% EV***        38,714     7.256882        280,943      -24.73%
                                                        1.20% EV***         6,886     7.243975         49,882      -24.77%
                                                        1.25% EV***        19,768     7.231084        142,944      -24.81%
                                                        1.30% EV***        52,673     7.218217        380,205      -24.84%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***         2,612     7.205347         18,820     -24.88%
                                                        1.40% EV***         8,949     7.192512         64,366     -24.92%
                                                        1.45% EV***         1,086     7.179684          7,797     -24.96%
                                                        1.55% EV***         3,942     7.154075         28,201     -25.04%
                                                        1.60% EV***        20,537     7.141301        146,661     -25.07%
                                                        1.70% EV***        19,029     7.115811        135,407     -25.15%

        Initial Funding by Depositor
           2002 ....................................      --              100,000     7.684370        768,437     -23.44%

     Victory VIF - Investment Quality Bond Fund Class A Shares
           2002 ....................................    1.20%              71,578    12.364584        885,032       7.89%
                                                        1.25%                 412    12.342779          5,085       7.83%
                                                        1.50%               4,001    12.234093         48,949       7.56%
                                                        1.65%                 750    12.169213          9,127       7.40%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    12.936270      1,293,627       9.20%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ....................................    0.95%               8,396     9.846023         82,667      -6.05%
                                                        1.00%               6,147     9.832778         60,442      -6.10%
                                                        1.10%               3,519     9.806289         34,508      -6.19%
                                                        1.15%              11,599     9.793092        113,590      -6.24%
                                                        1.20%              41,221    10.271502        423,402      -6.29%
                                                        1.25%               1,424    10.253363         14,601      -6.34%
                                                        1.30%                 392    10.235226          4,012      -6.38%
                                                        1.40%               1,683    10.199036         17,165      -6.48%
                                                        1.50%               1,538    10.162987         15,631      -6.57%
                                                        1.55%                 123    10.144994          1,248      -6.62%
                                                        1.60%               2,359    10.127019         23,890      -6.67%
                                                        1.65%               1,564    10.109062         15,811      -6.72%
                                                        0.95% EV***         5,867    10.203236         59,862      -6.48%
                                                        1.00% EV***        24,474    10.185153        249,271      -6.53%
                                                        1.10% EV***        28,408    10.149015        288,313      -6.62%
                                                        1.15% EV***         5,837    10.130971         59,134      -6.67%
                                                        1.25% EV***           494    10.094972          4,987      -6.76%
                                                        1.55% EV***           559     9.987542          5,583      -7.05%
                                                        1.60% EV***         1,329     9.969731         13,250      -7.10%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    10.714620      1,071,462      -5.15%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ....................................    0.95%           1,376,357     9.471902     13,036,719       2.30%
                                                        1.00%              38,197     9.461963        361,419       2.25%
                                                        1.05%              19,128     9.452002        180,798       2.20%
                                                        1.10%           1,257,089     9.442063     11,869,514       2.15%
                                                        1.15%             431,827     9.432127      4,073,047       2.10%
                                                        1.20%              35,253     9.422201        332,161       2.04%
                                                        1.25%              54,481     9.412290        512,791       1.99%
                                                        1.30%               6,621     9.402360         62,253       1.94%
                                                        1.35%              46,390     9.392441        435,715       1.89%
                                                        1.40%             273,650     9.382539      2,567,532       1.84%
                                                        1.45%              74,008     9.372630        693,650       1.79%
                                                        1.50%              38,015     9.362748        355,925       1.73%
                                                        1.55%             168,658     9.352833      1,577,430       1.68%
                                                        1.60%              86,123     9.342962        804,644       1.63%
                                                        1.65%              16,099     9.333060        150,253       1.58%
                                                        1.70%               5,329     9.323181         49,683       1.53%
                                                        1.75%               2,088     9.313310         19,446       1.48%
                                                        1.80%                 825     9.303459          7,675       1.42%
                                                        1.85%               9,380     9.293602         87,174       1.37%
                                                        1.95%                 702     9.273900          6,510       1.27%
                                                        2.10%                 153     9.066542          1,387       1.11%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.25%                  86     9.038856            777        0.96%
                                                        0.95% EV***     1,889,499     9.390764     17,743,839        1.88%
                                                        1.00% EV***       107,187     9.380844      1,005,505        1.83%
                                                        1.05% EV***        48,206     9.370962        451,737        1.78%
                                                        1.10% EV***     1,367,852     9.361077     12,804,568        1.73%
                                                        1.15% EV***       468,795     9.351187      4,383,790        1.68%
                                                        1.20% EV***        88,433     9.341317        826,081        1.62%
                                                        1.25% EV***        82,233     9.331451        767,353        1.57%
                                                        1.30% EV***         7,909     9.321588         73,724        1.52%
                                                        1.35% EV***        32,912     9.311717        306,467        1.47%
                                                        1.40% EV***       156,131     9.301869      1,452,310        1.42%
                                                        1.45% EV***        27,720     9.292013        257,575        1.37%
                                                        1.50% EV***        46,989     9.282158        436,159        1.31%
                                                        1.55% EV***        98,550     9.272340        913,789        1.26%
                                                        1.60% EV***        41,154     9.262492        381,189        1.21%
                                                        1.65% EV***         6,088     9.252673         56,330        1.16%
                                                        1.70% EV***         6,921     9.242853         63,970        1.11%
                                                        1.75% EV***           332     9.233022          3,065        1.06%
                                                        1.80% EV***        38,624     9.223221        356,238        1.00%
                                                        1.85% EV***         1,626     9.213404         14,981        0.95%
                                                        1.95% EV***         3,651     9.193822         33,567        0.85%
                                                        2.05% EV***           124     8.999758          1,116        0.75%

     W & R Target Funds - Balanced Portfolio
           2002 ....................................    0.95%           1,418,807     8.654366     12,278,875       -9.28%
                                                        1.00%              32,470     8.645268        280,712       -9.33%
                                                        1.05%              26,978     8.636168        232,987       -9.38%
                                                        1.10%             874,737     8.627087      7,546,432       -9.42%
                                                        1.15%             377,738     8.618002      3,255,347       -9.47%
                                                        1.20%              21,980     8.608933        189,224       -9.51%
                                                        1.25%              79,913     8.599845        687,239       -9.56%
                                                        1.30%               5,683     8.590781         48,821       -9.61%
                                                        1.35%              19,589     8.581727        168,107       -9.65%
                                                        1.40%             197,385     8.572656      1,692,114       -9.70%
                                                        1.45%              21,655     8.563602        185,445       -9.74%
                                                        1.50%              21,474     8.554572        183,701       -9.79%
                                                        1.55%              27,505     8.545521        235,045       -9.83%
                                                        1.60%              75,389     8.536467        643,556       -9.88%
                                                        1.65%               4,406     8.527445         37,572       -9.93%
                                                        1.75%               4,093     8.509395         34,829      -10.02%
                                                        1.80%               1,383     8.500373         11,756      -10.06%
                                                        1.85%               7,671     8.491357         65,137      -10.11%
                                                        2.00%                 405     8.464340          3,428      -10.25%
                                                        2.10%                 109     8.318250            907      -10.34%
                                                        2.15%                 523     8.309777          4,346      -10.38%
                                                        2.25%                  90     8.292840            746      -10.48%
                                                        0.95% EV***     1,529,734     8.579026     13,123,628       -9.68%
                                                        1.00% EV***       137,942     8.569958      1,182,157       -9.72%
                                                        1.05% EV***        21,888     8.560919        187,381       -9.77%
                                                        1.10% EV***     1,146,588     8.551872      9,805,474       -9.81%
                                                        1.15% EV***       304,554     8.542835      2,601,755       -9.86%
                                                        1.20% EV***        32,657     8.533821        278,689       -9.90%
                                                        1.25% EV***        85,954     8.524788        732,740       -9.95%
                                                        1.30% EV***        12,478     8.515768        106,260      -10.00%
                                                        1.35% EV***        44,177     8.506766        375,803      -10.04%
                                                        1.40% EV***        81,019     8.497745        688,479      -10.09%
                                                        1.45% EV***        24,515     8.488741        208,101      -10.13%
                                                        1.50% EV***        44,427     8.479748        376,730      -10.18%
                                                        1.55% EV***        65,884     8.470752        558,087      -10.23%
                                                        1.60% EV***        25,336     8.461754        214,387      -10.27%
                                                        1.65% EV***         1,667     8.452787         14,091      -10.32%
                                                        1.70% EV***            76     8.443798            642      -10.36%
                                                        1.75% EV***         2,981     8.434828         25,144      -10.41%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***         4,328     8.425858         36,467      -10.45%
                                                        1.85% EV***         1,674     8.416893         14,090      -10.50%
                                                        1.95% EV***         6,747     8.398976         56,668      -10.59%
     W & R Target Funds - Bond Portfolio
           2002.....................................    0.95%           1,546,604    11.752610     18,176,634        7.94%
                                                        1.00%              39,634    11.740262        465,314        7.89%
                                                        1.05%              45,831    11.727922        537,502        7.83%
                                                        1.10%           1,181,231    11.715601     13,838,831        7.78%
                                                        1.15%             328,071    11.703272      3,839,504        7.72%
                                                        1.20%              28,738    11.690957        335,975        7.67%
                                                        1.25%             123,565    11.678654      1,443,073        7.62%
                                                        1.30%              14,405    11.666352        168,054        7.56%
                                                        1.35%              31,661    11.654058        368,979        7.51%
                                                        1.40%             262,986    11.641762      3,061,620        7.45%
                                                        1.45%              21,549    11.629479        250,604        7.40%
                                                        1.50%              85,632    11.617196        994,804        7.34%
                                                        1.55%              68,253    11.604934        792,072        7.29%
                                                        1.60%             105,584    11.592659      1,223,999        7.23%
                                                        1.65%              11,940    11.580409        138,270        7.18%
                                                        1.70%              20,921    11.568155        242,017        7.13%
                                                        1.75%                 448    11.555910          5,177        7.07%
                                                        1.80%               2,195    11.543683         25,338        7.02%
                                                        1.85%               2,238    11.531449         25,807        6.96%
                                                        1.95%                 364    11.507021          4,189        6.85%
                                                        2.00%               6,185    11.494819         71,095        6.80%
                                                        2.05%                  65    11.140818            724        6.74%
                                                        2.10%               1,561    11.129494         17,373        6.69%
                                                        2.25%               4,703    11.095505         52,182        6.53%
                                                        0.95% EV***     2,212,057    11.660450     25,793,580        7.54%
                                                        1.00% EV***       114,352    11.648168      1,331,991        7.48%
                                                        1.05% EV***        66,365    11.635891        772,216        7.43%
                                                        1.10% EV***     1,359,114    11.623617     15,797,821        7.37%
                                                        1.15% EV***       385,048    11.611371      4,470,935        7.32%
                                                        1.20% EV***        45,139    11.599102        523,572        7.26%
                                                        1.25% EV***       124,143    11.586845      1,438,426        7.21%
                                                        1.30% EV***        25,926    11.574620        300,084        7.15%
                                                        1.35% EV***        27,391    11.562386        316,705        7.10%
                                                        1.40% EV***       116,663    11.550167      1,347,477        7.05%
                                                        1.45% EV***        23,152    11.537929        267,126        6.99%
                                                        1.50% EV***        65,316    11.525724        752,814        6.94%
                                                        1.55% EV***        81,211    11.513513        935,024        6.88%
                                                        1.60% EV***        31,209    11.501309        358,944        6.83%
                                                        1.65% EV***         4,178    11.489128         48,002        6.77%
                                                        1.70% EV***            73    11.476918            838        6.72%
                                                        1.75% EV***         2,909    11.464747         33,351        6.66%
                                                        1.80% EV***        14,427    11.452584        165,226        6.61%
                                                        1.85% EV***         7,286    11.440401         83,355        6.56%
                                                        1.90% EV***         2,859    11.428252         32,673        6.50%
                                                        2.05% EV***           116    11.055288          1,282        6.34%
     W & R Target Funds - Core Equity Portfolio
           2002.....................................    0.95%           4,658,236     6.686505     31,147,318      -22.38%
                                                        1.00%              82,973     6.679456        554,215      -22.42%
                                                        1.05%              98,467     6.672429        657,014      -22.46%
                                                        1.10%           4,157,274     6.665399     27,709,890      -22.49%
                                                        1.15%           1,020,498     6.658379      6,794,862      -22.53%
                                                        1.20%              88,619     6.651356        589,437      -22.57%
                                                        1.25%             304,731     6.644342      2,024,737      -22.61%
                                                        1.30%               3,358     6.637318         22,288      -22.65%
                                                        1.35%              78,960     6.630316        523,530      -22.69%
                                                        1.40%             743,765     6.623314      4,926,189      -22.73%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.45%             102,849     6.616314        680,481      -22.77%
                                                        1.50%             115,557     6.609314        763,752      -22.81%
                                                        1.55%             297,442     6.602317      1,963,806      -22.85%
                                                        1.60%             491,133     6.595336      3,239,187      -22.89%
                                                        1.65%              28,398     6.588340        187,096      -22.93%
                                                        1.70%              10,672     6.581369         70,236      -22.97%
                                                        1.75%               5,998     6.574382         39,433      -23.01%
                                                        1.80%              11,637     6.567410         76,425      -23.04%
                                                        1.85%              26,476     6.560440        173,694      -23.08%
                                                        1.95%              14,097     6.546524         92,286      -23.16%
                                                        2.00%              27,015     6.539562        176,666      -23.20%
                                                        2.05%                 326     6.559208          2,138      -23.24%
                                                        2.10%               4,944     6.552540         32,396      -23.28%
                                                        2.25%              20,720     6.532496        135,353      -23.40%
                                                        0.95% EV***     7,196,443     6.621958     47,654,543      -22.75%
                                                        1.00% EV***       598,267     6.614958      3,957,511      -22.79%
                                                        1.05% EV***       160,320     6.607970      1,059,390      -22.83%
                                                        1.10% EV***     4,181,132     6.600992     27,599,619      -22.87%
                                                        1.15% EV***     1,412,104     6.594004      9,311,419      -22.91%
                                                        1.20% EV***       170,481     6.587023      1,122,962      -22.95%
                                                        1.25% EV***       286,215     6.580052      1,883,310      -22.99%
                                                        1.30% EV***        32,759     6.573072        215,327      -23.03%
                                                        1.35% EV***       162,969     6.566118      1,070,074      -23.07%
                                                        1.40% EV***       571,270     6.559153      3,747,047      -23.11%
                                                        1.45% EV***       121,807     6.552201        798,104      -23.15%
                                                        1.50% EV***       227,325     6.545239      1,487,896      -23.18%
                                                        1.55% EV***       331,520     6.538288      2,167,573      -23.22%
                                                        1.60% EV***        85,367     6.531340        557,561      -23.26%
                                                        1.65% EV***        33,422     6.524397        218,058      -23.30%
                                                        1.70% EV***         4,160     6.517450         27,113      -23.34%
                                                        1.75% EV***         4,953     6.510535         32,247      -23.38%
                                                        1.80% EV***        36,558     6.503582        237,758      -23.42%
                                                        1.85% EV***        13,527     6.496660         87,880      -23.46%
                                                        1.95% EV***        14,953     6.482822         96,938      -23.54%
                                                        2.05% EV***           187     6.497755          1,215      -23.62%
     W & R Target Funds - Growth Portfolio
           2002.....................................    0.95%           4,510,708     6.695716     30,202,420      -22.05%
                                                        1.00%              99,653     6.688673        666,546      -22.09%
                                                        1.05%             113,961     6.681627        761,445      -22.13%
                                                        1.10%           4,090,593     6.674589     27,303,027      -22.16%
                                                        1.15%           1,070,286     6.667554      7,136,190      -22.20%
                                                        1.20%              95,998     6.660519        639,397      -22.24%
                                                        1.25%             293,202     6.653494      1,950,818      -22.28%
                                                        1.30%               5,332     6.646466         35,439      -22.32%
                                                        1.35%              93,704     6.639456        622,144      -22.36%
                                                        1.40%             743,036     6.632425      4,928,131      -22.40%
                                                        1.45%             142,116     6.625416        941,578      -22.44%
                                                        1.50%             147,763     6.618408        977,956      -22.48%
                                                        1.55%             359,990     6.611407      2,380,040      -22.52%
                                                        1.60%             472,332     6.604414      3,119,476      -22.56%
                                                        1.65%              40,779     6.597416        269,036      -22.60%
                                                        1.70%              16,650     6.590424        109,731      -22.64%
                                                        1.75%              17,998     6.583431        118,489      -22.68%
                                                        1.80%               6,750     6.576449         44,391      -22.72%
                                                        1.85%              17,605     6.569458        115,655      -22.76%
                                                        1.95%              12,140     6.555505         79,584      -22.83%
                                                        2.00%              30,011     6.548549        196,529      -22.87%
                                                        2.05%                 387     6.713791          2,598      -22.91%
                                                        2.10%              10,404     6.706945         69,779      -22.95%
                                                        2.15%               1,559     6.700105         10,445      -22.99%
                                                        2.25%              22,124     6.686430        147,931      -23.07%
                                                        0.95% EV***     7,374,787     6.631620     48,906,785      -22.41%
                                                        1.00% EV***       618,912     6.624615      4,100,054      -22.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05% EV***       121,627     6.617627        804,882      -22.49%
                                                        1.10% EV***     4,063,262     6.610631     26,860,726      -22.53%
                                                        1.15% EV***     1,321,682     6.603626      8,727,894      -22.57%
                                                        1.20% EV***       165,275     6.596644      1,090,260      -22.61%
                                                        1.25% EV***       308,848     6.589658      2,035,203      -22.65%
                                                        1.30% EV***        37,619     6.582675        247,634      -22.69%
                                                        1.35% EV***       165,197     6.575689      1,086,284      -22.73%
                                                        1.40% EV***       455,718     6.568732      2,993,489      -22.77%
                                                        1.45% EV***        99,200     6.561756        650,926      -22.81%
                                                        1.50% EV***       188,924     6.554797      1,238,358      -22.85%
                                                        1.55% EV***       325,449     6.547828      2,130,984      -22.89%
                                                        1.60% EV***       101,507     6.540875        663,945      -22.93%
                                                        1.65% EV***        24,677     6.533923        161,238      -22.97%
                                                        1.70% EV***        10,826     6.526962         70,661      -23.01%
                                                        1.75% EV***           381     6.520014          2,484      -23.05%
                                                        1.80% EV***        33,823     6.513075        220,292      -23.08%
                                                        1.85% EV***        13,695     6.506137         89,102      -23.12%
                                                        1.90% EV***         1,238     6.499200          8,046      -23.16%
                                                        1.95% EV***        13,810     6.492269         89,658      -23.20%
                                                        2.05% EV***           123     6.652111            818      -23.28%

     W & R Target Funds - High Income Portfolio
           2002.....................................    0.95%             863,210    10.574579      9,128,082       -2.95%
                                                        1.00%               8,758    10.563475         92,515       -3.00%
                                                        1.05%              33,369    10.552366        352,122       -3.05%
                                                        1.10%             850,885    10.541269      8,969,408       -3.10%
                                                        1.15%             260,743    10.530181      2,745,671       -3.15%
                                                        1.20%              10,760    10.519093        113,185       -3.20%
                                                        1.25%              80,431    10.508012        845,170       -3.25%
                                                        1.30%               5,469    10.496947         57,408       -3.30%
                                                        1.35%              13,498    10.485875        141,538       -3.35%
                                                        1.40%             144,919    10.474808      1,517,999       -3.40%
                                                        1.45%              29,934    10.463756        313,222       -3.44%
                                                        1.50%              18,873    10.452697        197,274       -3.49%
                                                        1.55%              39,026    10.441672        407,497       -3.54%
                                                        1.60%              72,679    10.430630        758,088       -3.59%
                                                        1.65%               6,367    10.419593         66,342       -3.64%
                                                        1.70%                 518    10.408568          5,392       -3.69%
                                                        1.75%                 268    10.397530          2,787       -3.74%
                                                        1.80%                 629    10.386539          6,533       -3.79%
                                                        1.85%               2,077    10.375534         21,550       -3.84%
                                                        1.95%                 591    10.353516          6,119       -3.93%
                                                        2.00%               4,818    10.342540         49,830       -3.98%
                                                        2.05%                  54    10.253691            554       -4.03%
                                                        2.10%               1,535    10.243252         15,723       -4.08%
                                                        2.25%               3,620    10.211971         36,967       -4.23%
                                                        0.95% EV***       889,605    10.489157      9,331,207       -3.35%
                                                        1.00% EV***        72,367    10.478102        758,269       -3.39%
                                                        1.05% EV***        23,999    10.467043        251,199       -3.44%
                                                        1.10% EV***       637,980    10.455998      6,670,718       -3.49%
                                                        1.15% EV***       231,439    10.444975      2,417,375       -3.54%
                                                        1.20% EV***        31,974    10.433940        333,615       -3.59%
                                                        1.25% EV***        53,286    10.422928        555,396       -3.64%
                                                        1.30% EV***        16,305    10.411901        169,766       -3.69%
                                                        1.35% EV***        23,647    10.400894        245,950       -3.74%
                                                        1.40% EV***        81,312    10.389876        844,822       -3.79%
                                                        1.45% EV***        18,172    10.378884        188,605       -3.84%
                                                        1.50% EV***        57,742    10.367904        598,664       -3.88%
                                                        1.55% EV***        59,749    10.356902        618,815       -3.93%
                                                        1.60% EV***        20,779    10.345927        214,978       -3.98%
                                                        1.65% EV***         3,360    10.334952         34,725       -4.03%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***           278    10.323984          2,870       -4.08%
                                                        1.75% EV***           252    10.313015          2,599       -4.13%
                                                        1.80% EV***         8,231    10.302053         84,796       -4.18%
                                                        1.85% EV***         2,819    10.291106         29,011       -4.23%
                                                        1.90% EV***         2,857    10.280159         29,370       -4.28%

     W & R Target Funds - International Portfolio
           2002.....................................    0.95%             717,737     6.337656      4,548,770      -18.93%
                                                        1.00%               4,321     6.330982         27,356      -18.97%
                                                        1.05%              18,295     6.324320        115,703      -19.01%
                                                        1.10%             677,134     6.317666      4,277,906      -19.05%
                                                        1.15%             215,373     6.311001      1,359,219      -19.10%
                                                        1.20%              17,447     6.304344        109,992      -19.14%
                                                        1.25%              61,824     6.297690        389,348      -19.18%
                                                        1.30%               3,632     6.291055         22,849      -19.22%
                                                        1.35%              22,621     6.284412        142,160      -19.26%
                                                        1.40%             173,284     6.277773      1,087,838      -19.30%
                                                        1.45%              37,839     6.271125        237,293      -19.34%
                                                        1.50%              24,991     6.264502        156,556      -19.38%
                                                        1.55%              42,700     6.257871        267,211      -19.42%
                                                        1.60%             266,552     6.251248      1,666,283      -19.46%
                                                        1.65%               7,865     6.244630         49,114      -19.50%
                                                        1.70%               2,732     6.238005         17,042      -19.55%
                                                        1.75%                 469     6.231384          2,923      -19.59%
                                                        1.80%               1,412     6.224770          8,789      -19.63%
                                                        1.85%               8,438     6.218168         52,469      -19.67%
                                                        1.95%               2,622     6.204963         16,269      -19.75%
                                                        2.00%              12,863     6.198374         79,730      -19.79%
                                                        2.05%                 173     6.127756          1,060      -19.83%
                                                        2.10%                 987     6.121511          6,042      -19.87%
                                                        2.25%               9,922     6.102781         60,552      -20.00%
                                                        0.95% EV***     1,489,211     6.274598      9,344,200      -19.34%
                                                        1.00% EV***       123,661     6.267974        775,104      -19.38%
                                                        1.05% EV***        54,971     6.261360        344,193      -19.42%
                                                        1.10% EV***       898,694     6.254733      5,621,091      -19.46%
                                                        1.15% EV***       363,194     6.248112      2,269,277      -19.50%
                                                        1.20% EV***        31,921     6.241485        199,234      -19.54%
                                                        1.25% EV***        43,550     6.234895        271,530      -19.58%
                                                        1.30% EV***         8,770     6.228283         54,622      -19.62%
                                                        1.35% EV***        49,347     6.221678        307,021      -19.66%
                                                        1.40% EV***        80,005     6.215074        497,237      -19.70%
                                                        1.45% EV***        25,610     6.208486        158,999      -19.75%
                                                        1.50% EV***        44,666     6.201900        277,014      -19.79%
                                                        1.55% EV***        82,338     6.195304        510,109      -19.83%
                                                        1.60% EV***        13,063     6.188722         80,843      -19.87%
                                                        1.65% EV***         8,130     6.182144         50,261      -19.91%
                                                        1.70% EV***         3,413     6.175569         21,077      -19.95%
                                                        1.80% EV***         7,043     6.162422         43,402      -20.03%
                                                        1.85% EV***         6,593     6.155860         40,586      -20.07%

     W & R Target Funds - Limited-Term Bond Portfolio
           2002.....................................    0.95%             310,845    11.455458      3,560,872        4.43%
                                                        1.00%              13,580    11.443414        155,402        4.38%
                                                        1.05%               3,944    11.431381         45,085        4.33%
                                                        1.10%             283,872    11.419372      3,241,640        4.27%
                                                        1.15%             110,405    11.407368      1,259,430        4.22%
                                                        1.20%               2,782    11.395358         31,702        4.17%
                                                        1.25%              16,222    11.383358        184,661        4.12%
                                                        1.30%              13,068    11.371370        148,601        4.06%
                                                        1.35%               7,708    11.359362         87,558        4.01%
                                                        1.40%              61,473    11.347406        697,559        3.96%
                                                        1.45%              31,416    11.335411        356,113        3.91%
                                                        1.50%              22,347    11.323446        253,045        3.85%
                                                        1.55%              25,690    11.311485        290,592        3.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              53,015    11.299556        599,046       3.75%
                                                        1.65%               6,505    11.287606         73,426       3.69%
                                                        1.70%               3,472    11.275663         39,149       3.64%
                                                        1.80%                 871    11.251798          9,800       3.54%
                                                        1.85%               1,245    11.239875         13,994       3.48%
                                                        2.00%                 312    11.204162          3,496       3.33%
                                                        2.10%              18,281    10.987984        200,871       3.22%
                                                        2.25%                  98    10.954449          1,074       3.06%
                                                        0.95% EV***       511,699    11.365218      5,815,571       4.03%
                                                        1.00% EV***        76,315    11.353234        866,422       3.98%
                                                        1.05% EV***        10,313    11.341267        116,962       3.93%
                                                        1.10% EV***       212,148    11.329323      2,403,493       3.88%
                                                        1.15% EV***        66,423    11.317370        751,734       3.82%
                                                        1.20% EV***        10,418    11.305418        117,780       3.77%
                                                        1.25% EV***        17,804    11.293475        201,069       3.72%
                                                        1.30% EV***         2,748    11.281563         31,002       3.67%
                                                        1.35% EV***         6,675    11.269617         75,225       3.61%
                                                        1.40% EV***        23,920    11.257703        269,284       3.56%
                                                        1.45% EV***         5,443    11.245782         61,211       3.51%
                                                        1.50% EV***         2,216    11.233879         24,894       3.45%
                                                        1.55% EV***         3,957    11.221986         44,405       3.40%
                                                        1.60% EV***        10,524    11.210090        117,975       3.35%
                                                        1.65% EV***         1,930    11.198199         21,613       3.30%
                                                        1.70% EV***           226    11.186330          2,528       3.24%
                                                        1.75% EV***           492    11.174446          5,498       3.19%
                                                        1.80% EV***         3,080    11.162577         34,381       3.14%
                                                        1.85% EV***           581    11.150737          6,479       3.09%
                                                        1.90% EV***         1,898    11.138866         21,142       3.03%

     W & R Target Funds - Money Market Portfolio
           2002 ....................................    0.95%             356,275    10.321989      3,677,467       0.18%
                                                        1.00%               7,631    10.311141         78,684       0.13%
                                                        1.05%               9,135    10.300303         94,093       0.08%
                                                        1.10%             466,632    10.289468      4,801,395       0.03%
                                                        1.15%             209,335    10.278641      2,151,679      -0.02%
                                                        1.20%              42,297    10.267819        434,298      -0.07%
                                                        1.25%              44,932    10.257003        460,868      -0.13%
                                                        1.30%               3,495    10.246194         35,810      -0.18%
                                                        1.35%               9,883    10.235391        101,156      -0.23%
                                                        1.40%             287,691    10.224593      2,941,523      -0.28%
                                                        1.45%              75,905    10.213802        775,279      -0.33%
                                                        1.50%               5,677    10.203015         57,923      -0.38%
                                                        1.55%              12,701    10.192234        129,452      -0.43%
                                                        1.60%              37,650    10.181460        383,332      -0.48%
                                                        1.65%               1,200    10.170692         12,205      -0.53%
                                                        1.70%              14,738    10.159933        149,737      -0.58%
                                                        1.75%                 838    10.149172          8,505      -0.63%
                                                        1.80%               7,285    10.138425         73,858      -0.68%
                                                        2.10%               3,177    10.040810         31,900      -0.98%
                                                        0.95% EV***       612,894    10.237563      6,274,541      -0.22%
                                                        1.00% EV***       158,708    10.226772      1,623,071      -0.27%
                                                        1.05% EV***        50,835    10.215986        519,330      -0.32%
                                                        1.10% EV***       420,366    10.205209      4,289,923      -0.37%
                                                        1.15% EV***       126,380    10.194438      1,288,373      -0.42%
                                                        1.20% EV***        47,389    10.183672        482,594      -0.47%
                                                        1.25% EV***        34,380    10.172909        349,745      -0.52%
                                                        1.30% EV***        73,450    10.162156        746,410      -0.57%
                                                        1.35% EV***        47,784    10.151405        485,075      -0.62%
                                                        1.40% EV***       117,016    10.140665      1,186,620      -0.67%
                                                        1.45% EV***        27,182    10.129927        275,352      -0.72%
                                                        1.50% EV***        24,728    10.119197        250,228      -0.77%
                                                        1.55% EV***        14,822    10.108473        149,828      -0.83%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***         9,766    10.097753         98,615       -0.88%
                                                        1.65% EV***           473    10.087038          4,771       -0.93%
                                                        1.70% EV***         1,208    10.076333         12,172       -0.98%
                                                        1.75% EV***           667    10.065632          6,714       -1.03%
                                                        1.85% EV***         1,056    10.044249         10,607       -1.13%
                                                        1.90% EV***         1,015    10.033564         10,184       -1.18%

     W & R Target Funds - Science & Technology Portfolio
           2002 ....................................    0.95%           1,319,140     6.373690      8,407,789      -24.71%
                                                        1.00%               5,123     6.366977         32,618      -24.75%
                                                        1.05%              30,655     6.360281        194,974      -24.79%
                                                        1.10%           1,236,136     6.352579      7,853,888      -24.82%
                                                        1.15%             325,265     6.346896      2,064,423      -24.86%
                                                        1.20%              38,532     6.341094        244,300      -24.90%
                                                        1.25%              49,720     6.333495        314,901      -24.94%
                                                        1.30%                 385     6.326811          2,436      -24.98%
                                                        1.35%              21,332     6.320134        134,821      -25.01%
                                                        1.40%             247,897     6.313444      1,565,084      -25.05%
                                                        1.45%              31,691     6.306771        199,868      -25.09%
                                                        1.50%              27,948     6.300111        176,076      -25.13%
                                                        1.55%             137,679     6.293443        866,475      -25.17%
                                                        1.60%             272,265     6.286765      1,711,666      -25.20%
                                                        1.65%               8,759     6.280120         55,008      -25.24%
                                                        1.70%               4,272     6.273457         26,800      -25.28%
                                                        1.75%               3,967     6.266813         24,860      -25.32%
                                                        1.80%               3,648     6.260157         22,837      -25.36%
                                                        1.85%              15,801     6.253523         98,812      -25.39%
                                                        1.95%               6,744     6.240231         42,084      -25.47%
                                                        2.00%               2,548     6.233605         15,883      -25.51%
                                                        2.05%                 372     6.773527          2,520      -25.55%
                                                        2.10%               2,832     6.766628         19,163      -25.59%
                                                        2.15%                 321     6.759731          2,170      -25.62%
                                                        2.25%                 313     6.745933          2,111      -25.70%
                                                        0.95% EV***     1,972,009     6.310520     12,444,402      -25.07%
                                                        1.00% EV***       146,332     6.303853        922,455      -25.11%
                                                        1.05% EV***        46,164     6.297190        290,703      -25.15%
                                                        1.10% EV***     1,408,951     6.290547      8,863,072      -25.19%
                                                        1.15% EV***       466,375     6.283879      2,930,644      -25.22%
                                                        1.20% EV***        39,716     6.277236        249,307      -25.26%
                                                        1.25% EV***        72,401     6.270580        453,996      -25.30%
                                                        1.30% EV***         2,396     6.263948         15,008      -25.34%
                                                        1.35% EV***        31,694     6.257296        198,319      -25.38%
                                                        1.40% EV***       163,200     6.250652      1,020,106      -25.41%
                                                        1.45% EV***        20,180     6.244038        126,005      -25.45%
                                                        1.50% EV***        76,180     6.237402        475,165      -25.49%
                                                        1.55% EV***        89,573     6.230775        558,109      -25.53%
                                                        1.60% EV***        30,755     6.224148        191,424      -25.57%
                                                        1.65% EV***         3,545     6.217533         22,041      -25.60%
                                                        1.70% EV***         7,018     6.210927         43,588      -25.64%
                                                        1.75% EV***           169     6.204308          1,049      -25.68%
                                                        1.80% EV***        15,235     6.197701         94,422      -25.72%
                                                        1.85% EV***         2,841     6.191094         17,589      -25.76%
                                                        1.95% EV***        10,586     6.177900         65,399      -25.83%
                                                        2.05% EV***            31     6.710829            208      -25.91%

     W & R Target Funds - Small Cap Portfolio
           2002 ....................................    0.95%           1,582,101     7.586249     12,002,212      -22.53%
                                                        1.00%               7,342     7.578254         55,640      -22.57%
                                                        1.05%              33,059     7.570268        250,265      -22.61%
                                                        1.10%           1,480,678     7.562291     11,197,318      -22.65%
                                                        1.15%             418,065     7.554308      3,158,192      -22.69%
                                                        1.20%              41,147     7.546353        310,510      -22.73%
                                                        1.25%             117,670     7.538379        887,041      -22.77%
                                                        1.30%               2,498     7.530437         18,811      -22.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%              45,210     7.522476        340,091      -22.85%
                                                        1.40%             328,295     7.514524      2,466,981      -22.89%
                                                        1.45%              74,168     7.506576        556,748      -22.93%
                                                        1.50%              66,986     7.498648        502,304      -22.97%
                                                        1.55%              99,246     7.490696        743,422      -23.00%
                                                        1.60%             428,392     7.482762      3,205,555      -23.04%
                                                        1.65%              14,988     7.474828        112,033      -23.08%
                                                        1.70%               7,025     7.466909         52,455      -23.12%
                                                        1.75%               2,368     7.458986         17,663      -23.16%
                                                        1.80%               4,371     7.451065         32,569      -23.20%
                                                        1.85%              14,885     7.443165        110,792      -23.24%
                                                        1.95%               2,660     7.427351         19,757      -23.32%
                                                        2.00%              25,413     7.419447        188,550      -23.36%
                                                        2.05%                 323     7.696288          2,486      -23.40%
                                                        2.10%                 561     7.688456          4,313      -23.44%
                                                        2.25%              17,076     7.664922        130,886      -23.55%
                                                        0.95% EV***     3,122,075     7.516852     23,468,176      -22.89%
                                                        1.00% EV***       220,922     7.508912      1,658,884      -22.93%
                                                        1.05% EV***        96,410     7.500968        723,168      -22.97%
                                                        1.10% EV***     1,993,678     7.493043     14,938,715      -23.01%
                                                        1.15% EV***       653,187     7.485107      4,889,175      -23.05%
                                                        1.20% EV***        70,217     7.477191        525,026      -23.09%
                                                        1.25% EV***        96,854     7.469268        723,428      -23.13%
                                                        1.30% EV***        18,427     7.461356        137,490      -23.17%
                                                        1.35% EV***        95,510     7.453448        711,879      -23.21%
                                                        1.40% EV***       227,419     7.445538      1,693,257      -23.25%
                                                        1.45% EV***        47,853     7.437642        355,913      -23.29%
                                                        1.50% EV***        60,666     7.429740        450,733      -23.32%
                                                        1.55% EV***       203,207     7.421849      1,508,172      -23.36%
                                                        1.60% EV***        18,626     7.413958        138,092      -23.40%
                                                        1.65% EV***        13,998     7.406077        103,670      -23.44%
                                                        1.70% EV***         6,353     7.398211         47,001      -23.48%
                                                        1.75% EV***           401     7.390325          2,964      -23.52%
                                                        1.80% EV***        27,265     7.382458        201,283      -23.56%
                                                        1.85% EV***         6,722     7.374579         49,572      -23.60%
                                                        1.95% EV***         7,155     7.358865         52,653      -23.68%
                                                        2.05% EV***            29     7.629170            221      -23.76%

     W & R Target Funds - Value Portfolio
           2002.....................................    0.95%           1,004,512     8.766516      8,806,071      -13.53%
                                                        1.05%               8,541     8.751747         74,749      -13.61%
                                                        1.10%           1,224,567     8.744370     10,708,067      -13.66%
                                                        1.15%             361,167     8.736990      3,155,512      -13.70%
                                                        1.20%              23,809     8.729604        207,843      -13.74%
                                                        1.25%              78,312     8.722234        683,056      -13.79%
                                                        1.30%               4,867     8.714853         42,415      -13.83%
                                                        1.35%              39,260     8.707493        341,856      -13.87%
                                                        1.40%             216,117     8.700123      1,880,244      -13.92%
                                                        1.45%             118,089     8.692748      1,026,518      -13.96%
                                                        1.50%              38,958     8.685384        338,365      -14.01%
                                                        1.55%             120,417     8.678037      1,044,983      -14.05%
                                                        1.60%             197,728     8.670678      1,714,436      -14.09%
                                                        1.65%              11,119     8.663319         96,327      -14.14%
                                                        1.70%               1,271     8.655972         11,002      -14.18%
                                                        1.75%               2,986     8.648608         25,825      -14.22%
                                                        1.80%               1,549     8.641266         13,385      -14.27%
                                                        1.85%              17,267     8.633911        149,082      -14.31%
                                                        1.95%               3,448     8.619231         29,719      -14.40%
                                                        2.00%               2,838     8.611900         24,441      -14.44%
                                                        2.10%                 561     8.597219          4,823      -14.53%
                                                        2.15%                 514     8.589893          4,415      -14.57%
                                                        2.25%                 322     8.575236          2,761      -14.66%

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity    Return**
                                                       -------------   ----------   ----------   ---------------   --------
                                                        0.95% EV***     1,142,611     8.705448         9,946,941   -13.90%
                                                        1.00% EV***         5,778     8.698086            50,258   -13.94%
                                                        1.05% EV***        21,209     8.690730           184,322   -13.98%
                                                        1.10% EV***     1,076,899     8.683377         9,351,120   -14.03%
                                                        1.15% EV***       391,148     8.676028         3,393,611   -14.07%
                                                        1.20% EV***        68,426     8.668662           593,162   -14.11%
                                                        1.25% EV***        52,024     8.661330           450,597   -14.16%
                                                        1.30% EV***        10,753     8.653986            93,056   -14.20%
                                                        1.35% EV***        43,285     8.646643           374,270   -14.25%
                                                        1.40% EV***       126,944     8.639303         1,096,708   -14.29%
                                                        1.45% EV***        22,674     8.631976           195,721   -14.33%
                                                        1.50% EV***        81,382     8.624629           701,890   -14.38%
                                                        1.55% EV***       105,458     8.617311           908,764   -14.42%
                                                        1.60% EV***        40,060     8.609982           344,916   -14.46%
                                                        1.65% EV***         4,539     8.602648            39,047   -14.51%
                                                        1.70% EV***         2,740     8.595325            23,551   -14.55%
                                                        1.75% EV***         3,314     8.588005            28,461   -14.60%
                                                        1.80% EV***         5,174     8.580684            44,396   -14.64%
                                                        1.85% EV***         2,505     8.573379            21,476   -14.68%
                                                        1.95% EV***         9,337     8.558748            79,913   -14.77%
                                                                                                 ---------------

     2002 Reserves for annuity contracts in payout phase: ....................................        23,780,019
                                                                                                 ---------------
     2002 Contract owners' equity.............................................................   $11,867,051,526
                                                                                                 ===============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     AIM VIF - Balanced Fund - Series I Shares
           2002............   0.95% to 1.55%      45,020   $ 8.18 to  8.24    $    369,841       5.12%     -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
           2002............   1.50% to 2.60%     298,956     7.52 to  7.58       2,260,202       0.00%     -24.80% to -24.23% (a)(b)

     AIM VIF - Blue Chip - Series I Shares
           2002............   0.95% to 1.55%      21,069     7.27 to  7.32         153,752       0.00%     -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002............   0.95% to 1.10%       3,915     7.71 to  7.72          30,215       0.00%     -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002............   1.50% to 2.50%      62,716     7.88 to  7.93         495,921       0.00%     -21.25% to -20.71% (a)(b)

     AIM VIF - Core Equity Fund - Series I Shares
           2002............   0.95% to 1.55%       7,344     8.26 to  8.32          60,743       0.72%     -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002............   0.95% to 1.55%      46,242     6.93 to  6.98         321,013       0.78%     -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002............   1.50% to 2.45%      75,225     7.64 to  7.69         576,910       0.61%     -23.57% to -23.07% (a)(b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002............   1.50% to 2.60%     153,160     8.20 to  8.26       1,261,226       0.00%     -18.04% to -17.42% (a)(b)

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002............   1.50% to 2.60%      82,504     7.81 to  7.87         647,929       0.00%     -21.85% to -21.26% (a)(b)

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002............   1.50% to 2.60%     126,001     7.76 to  7.82         983,078       0.00%     -22.36% to -21.77% (a)(b)

     American Century VP - Income & Growth Fund - Class I
           2002............   0.95% to 2.25%  20,008,742     6.71 to  9.81     188,588,661       1.10%     -21.61% to -20.14%
           2001............   0.95% to 2.25%  20,431,056     8.05 to 12.29     243,703,532       0.83%     -10.68% to  -9.23%
           2000............   0.95% to 1.90%  17,654,096     9.56 to 13.54     234,021,547       0.49%     -12.22% to  -9.39% (b)
           1999............   0.95% to 1.80%  10,793,180    10.89 to 15.29     163,760,412       0.01%       8.87% to  16.90% (a)
           1998............   0.95% to 1.20%   3,531,123    12.43 to 13.08      46,170,273       0.95%      24.31% to  25.66% (a)

     American Century VP - Income & Growth Fund - Class II
           2002............   1.50% to 2.60%     157,252     8.13 to  8.20       1,284,778       0.00%     -18.65% to -18.04% (a)(b)

     American Century VP - International Fund - Class I
           2002............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
           2001............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
           2000............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
           1999............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)
           1998............   0.95% to 1.35%   4,403,485    10.90 to 12.06      52,242,164       0.10%       9.05% to  20.62% (a)(b)

     American Century VP - International Fund - Class III
           2002............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R) Fund - Class I
           2002............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R) Fund - Class II
           2002............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - Value Fund - Class I
           2002 ...........   0.95% to 2.25%  30,662,966    9.53 to 12.65      370,626,062      0.88%      -14.98% to -13.45%
           2001 ...........   0.95% to 2.25%  22,460,603   11.16 to 14.65      315,105,611      0.68%        9.91% to  11.74%
           2000 ...........   0.95% to 1.90%   7,758,903   10.16 to 13.15       97,089,073      0.73%       15.91% to  18.56% (b)
           1999 ...........   0.95% to 1.75%   3,621,111    8.78 to 11.26       38,355,931      0.76%      -12.23% to  -1.79% (a)
           1998 ...........   0.95% to 1.25%   2,025,791   10.68 to 11.50       21,650,990      0.24%        3.71% to  14.98% (b)

     American Century VP - Value Fund - Class II
           2002 ...........   1.50% to 2.60%     276,263    8.55 to  8.62        2,374,430      0.00%      -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
           2002 ...........   0.95% to 1.65%     126,777    8.22 to  8.31        1,048,811      0.00%      -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
           2002 ...........   0.95% to 1.70%     141,508    7.88 to  7.95        1,118,486      0.32%      -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
           2002 ...........   0.95% to 1.70%     173,232    8.02 to  8.09        1,397,651      1.85%      -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
           2002 ...........   0.95% to 1.70%     106,392    7.02 to  7.09          750,507      0.00%      -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ...........   0.95% to 1.65%     572,102    6.20 to  7.65        3,626,422      0.00%      -35.25% to -34.78%
           2001 ...........   0.95% to 1.65%     881,184    9.51 to 11.75        8,573,915      0.00%      -29.82% to -29.32%
           2000 ...........   0.95% to 1.65%   1,111,278   13.47 to 16.64       15,252,909      0.00%      -20.27% to -19.71%
           1999 ...........   0.95% to 1.65%   1,263,065   16.80 to 20.76       21,609,694      0.00%       60.80% to  61.95%
           1998 ...........   0.95% to 1.25%     626,202   10.38 to 12.84        6,508,542      0.00%        5.39% to  28.39% (b)

     Credit Suisse Trust - International Focus Portfolio
           2002 ...........   0.95% to 1.65%   1,294,997    6.69 to  7.82        8,745,981      0.00%      -21.23% to -20.67%
           2001 ...........   0.95% to 1.65%   1,823,262    8.44 to  9.88       15,534,586      0.00%      -23.57% to -23.02%
           2000 ...........   0.95% to 1.65%   2,118,432   10.97 to 12.85       23,458,299      0.45%      -27.11% to -26.60%
           1999 ...........   0.95% to 1.65%   2,784,067   14.96 to 17.53       42,336,574      1.11%       50.90% to  51.98%
           1998 ...........   0.95% to 1.10%   1,604,386    9.85 to 11.55       15,824,160      0.99%        4.24% to  15.52% (b)

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ...........   0.95% to 1.85%   1,401,028    7.47 to 10.22       13,953,162      0.91%      -24.91% to -23.83%
           2001 ...........   0.95% to 1.85%   1,671,364    9.90 to 13.44       21,865,632      0.00%       -1.35% to  -0.02%
           2000 ...........   0.95% to 1.85%   1,602,464    9.98 to 13.46       20,989,398      1.11%        6.96% to  13.89% (b)
           1999 ...........   0.95% to 1.75%   1,518,704    9.34 to 12.50       18,422,357      1.10%       -6.63% to   5.23% (a)
           1998 ...........   0.95% to 1.25%   1,136,934   11.51 to 11.90       13,095,693      1.60%       10.95% to  18.96% (b)

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ...........   1.50% to 2.35%      38,847    7.64 to  7.68          297,477      0.00%      -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ...........   0.95% to 2.05%   1,223,668    7.55 to  7.63        9,310,674      0.28%      -24.49% to -23.74% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ...........   1.50% to 2.60%      12,952    7.47 to  7.53           97,212      0.03%      -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ...........   0.95% to 2.25%  15,948,771    5.41 to  7.99      124,666,691      0.20%      -30.97% to -29.62%
           2001 ...........   0.95% to 2.25%  19,487,708    7.79 to 11.35      217,233,733      0.06%      -24.80% to -23.32%
           2000 ...........   0.95% to 2.00%  19,733,997   10.33 to 14.80      288,435,533      1.03%      -12.80% to -11.10% (b)
           1999 ...........   0.95% to 1.80%   9,959,873   11.86 to 16.79      166,642,025      0.02%       18.60% to  28.84% (a)
           1998 ...........   0.95% to 1.30%   2,978,393   12.75 to 13.03       38,805,598      0.30%       27.55% to  28.15% (a)

     Dreyfus Stock Index Fund - Initial Shares
           2002 ...........   0.95% to 2.25%  95,354,292    5.89 to  9.43      864,619,920      1.33%      -24.49% to -23.10%
           2001 ...........   0.95% to 2.25%  99,494,839    7.77 to 12.27    1,183,396,916      1.08%      -14.51% to -13.02%
           2000 ...........   0.95% to 2.00%  90,529,551    9.60 to 14.10    1,249,785,744      1.03%      -10.95% to  -8.73% (b)
           1999 ...........   0.95% to 1.80%  59,725,013   10.79 to 15.69      929,607,321      1.14%        7.87% to  19.46% (a)
           1998 ...........   0.95% to 1.35%  23,720,923   12.36 to 13.14      311,454,664      1.39%       23.63% to  26.99% (a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                      Investment
                                Expense                         Unit            Contract        Income           Total
                                 Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ...........   0.95% to 2.25%  14,518,204    7.04 to 10.64      147,581,762      1.12%      -18.97% to -17.51%
           2001 ...........   0.95% to 2.25%  14,326,910    8.65 to 12.90      178,390,661      0.86%      -11.54% to -10.18%
           2000 ...........   0.95% to 1.95%  12,683,936    9.91 to 14.36      178,274,135      0.68%       -2.57% to  -1.59% (a)
           1999 ...........   0.95% to 1.75%  11,442,779   10.18 to 14.60      165,362,030      0.82%        1.81% to  10.40% (a)
           1998 ...........   0.95% to 1.35%   4,345,650   12.20 to 13.22       57,411,989      1.02%       22.04% to  28.98%

     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ...........   1.50% to 2.50%     120,876    8.30 to  8.36        1,007,673      1.83%      -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ...........   0.95% to 1.40%      27,276    7.59 to  8.54          210,757      0.04%      -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ...........   0.95% to 1.55%       8,057    8.68 to  8.74           70,197      1.70%      -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ...........   1.50% to 2.20%      16,666    8.02 to  8.06          134,110      0.00%      -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ...........   1.50% to 2.60%      54,725    8.08 to  8.14          444,085      0.00%      -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     118,039    9.53 to  9.60        1,130,291      0.00%       -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ...........   0.95% to 2.25%  33,983,812   11.56 to 12.43      416,870,120      2.89%        6.38% to   8.27%
           2001 ...........   0.95% to 2.25%  20,337,003   10.94 to 11.48      231,280,234      1.56%        5.41% to   6.98%
           2000 ...........   0.95% to 1.90%   6,068,734   10.42 to 10.73       64,748,537      0.42%        8.36% to   9.68% (b)
           1999 ...........   0.95% to 1.65%     759,757    9.76 to  9.81        7,446,933      0.00%       -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     393,660   10.59 to 10.67        4,192,600      0.00%        5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  60,212,580    7.41 to 10.24      600,903,507      1.61%      -19.24% to -17.79%
           2001 ..........    0.95% to 2.25%  54,589,794    9.12 to 12.48      665,304,573      1.40%       -7.60% to  -6.00%
           2000 ...........   0.95% to 1.90%  39,698,766    9.90 to 13.31      515,176,445      1.36%        6.37% to  10.72% (b)
           1999 ...........   0.95% to 1.80%  30,054,428    9.30 to 12.44      362,084,796      1.12%       -6.96% to   5.25% (a)
           1998 ..........    0.95% to 1.30%  17,214,677   11.41 to 11.85      196,573,058      0.22%       10.37% to  18.50% (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     443,769     8.12 to 8.18        3,622,751      0.00%      -18.80% to -18.19% (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ...........   0.95% to 2.20%  60,318,635     5.87 to 9.35      534,138,053      0.15%      -32.14% to -30.86%
           2001 ...........   0.95% to 2.20%  69,067,055    8.59 to 13.52      892,510,436      0.00%      -19.96% to -18.51%
           2000 ...........   0.95% to 1.95%  64,931,577   10.75 to 16.59    1,041,161,720      0.07%      -14.41% to -11.91% (a)
           1999 ...........   0.95% to 1.80%  32,663,001   12.31 to 18.83      608,360,294      0.07%       23.14% to  35.98% (a)
           1998               0.95% to 1.30%   7,899,479   12.91 to 13.85      109,329,873      0.05%       29.13% to  38.05% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     202,676    7.38 to  7.44        1,504,242      0.00%      -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  26,938,971    6.37 to  7.69      195,766,587      9.64%        0.83% to   2.63%
           2001 ...........   0.95% to 2.20%  25,533,687    6.29 to  7.51      179,983,516     13.15%      -14.04% to -12.74%
           2000 ...........   0.95% to 1.90%  21,554,542    7.33 to  8.62      172,868,705      6.89%      -24.08% to -22.41% (b)
           1999 ...........   0.95% to 1.65%  18,906,184   10.24 to 11.26      196,340,693      6.66%        6.29% to   7.05%
           1998 ...........   0.95% to 1.35%  10,786,672   9.58 to  10.53      103,387,119      1.15%       -5.43% to   5.31% (b)

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract         Income           Total
                                  Rate*         Units        Fair Value      Owners'Equity      Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002............   0.95% to 2.20%   7,674,047    6.17 to  8.42       59,763,768      0.79%      -22.25% to -21.10%
           2001............   0.95% to 2.20%  10,843,987    7.92 to 10.69      107,319,995      5.59%      -23.21% to -22.03%
           2000............   0.95% to 1.90%   9,861,467   10.34 to 13.73      124,962,270      1.34%      -20.68% to -16.44% (b)
           1999............   0.95% to 1.70%   5,905,382   13.06 to 17.17       92,437,608      0.72%       30.59% to  41.11% (a)
           1998............   0.95% to 1.20%   2,378,636   11.03 to 12.19       26,272,536      0.29%       11.46% to  21.87% (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002............   1.50% to 2.60%     202,377    7.66 to  7.72        1,557,719      0.00%      -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002............   0.95% to 2.25%   2,316,895    7.65 to  7.75       17,918,637      0.00%      -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002............   0.95% to 2.40%  45,313,610    6.92 to 11.34      503,327,033      0.72%      -12.03% to -10.29%
           2001............   0.95% to 2.25%  44,175,712    7.82 to 12.64      551,070,400      0.67%      -14.60% to -13.20%
           2000............   0.95% to 2.00%  42,190,841   10.31 to 14.56      609,378,308      0.30%       -8.88% to  -7.60% (a)
           1999............   0.95% to 1.80%  27,031,979   11.27 to 15.76      424,819,685      0.25%       12.71% to  22.97% (a)
           1998............   0.95% to 1.30%  10,045,452   12.60 to 12.81      128,667,017      0.09%       25.98% to  28.70% (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002............   1.50% to 2.60%     337,942    8.56 to  8.63        2,907,598      0.00%      -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002............   0.95% to 2.20%  12,480,171    5.09 to  7.12       86,958,330      0.95%      -23.86% to -22.66%
           2001............   0.95% to 2.20%  15,069,734    6.67 to  9.20      136,159,773      0.25%      -16.62% to -15.26%
           2000............   0.95% to 1.95%  16,526,979    8.02 to 10.86      177,419,391      1.25%      -18.66% to -15.47% (b)
           1999............   0.95% to 1.80%  15,778,839    9.86 to 13.24      208,028,456      0.69%       -1.37% to   3.19% (a)
           1998............   0.95% to 1.20%   7,846,207   12.31 to 12.83      100,601,546      0.13%       23.08% to  24.22% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002............   1.50% to 2.60%     211,852    8.50 to  8.57        1,810,462      0.00%      -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002............   0.95% to 2.20%     897,365    7.37 to  7.46        6,681,297      0.00%      -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002............   1.50% to 2.60%      59,983    7.42 to  7.48          447,622      0.00%      -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
           2002............   0.95% to 2.00%      21,602    8.81 to  8.94          191,806      0.00%      -20.25% to -19.40%
           2001............   0.95% to 2.00%         748   11.05 to 11.09            8,286      0.00%       10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        8.87               443,500      0.00%            -18.62%
           2001............       0.00%           50,000       10.90               545,000      0.00%              9.00%      (a)(b)

     First Horizon Growth & Income Portfolio
           2002............   0.95% to 2.00%     140,512    7.41 to  7.52        1,051,904      0.37%      -27.59% to -26.81%
           2001............   0.95% to 2.00%      10,994   10.24 to 10.27          112,875      0.15%        2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        7.44               371,962      0.37%            -26.11%
           2001............       0.00%           50,000       10.07               503,392      0.15%              0.70%      (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
           2002............   0.95% to 2.25%   4,287,245    5.91 to  7.91       33,188,223      1.31%      -27.24% to -25.86%
           2001............   0.95% to 2.10%   4,369,756    8.09 to 10.70       45,828,137      1.35%      -14.24% to -12.99%
           2000............   0.95% to 1.80%   4,254,272    9.46 to 12.33       51,284,501      0.99%      -14.80% to -11.47% (a)
           1999............   0.95% to 1.75%   1,974,334   10.78 to 13.96       26,887,622      0.36%        7.75% to  17.37% (a)
           1998............   0.95% to 1.20%   1,104,160   11.57 to 11.93       12,791,973      1.13%       13.93% to  19.28% (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ...........   0.95% to 2.25%  14,362,198    8.84 to 13.65      183,719,797      0.39%      -17.61% to -16.11%
           2001 ...........   0.95% to 2.25%  10,642,272   10.68 to 16.30      162,769,286      0.49%       -3.99% to  -2.25%
           2000 ...........   0.95% to 1.90%   5,685,234   12.94 to 16.70       88,889,726      0.70%       10.70% to  14.12% (a)
           1999 ...........   0.95% to 1.65%   1,114,320   13.05 to 14.65       14,741,417      0.24%       18.93% to  19.77%
           1998 ...........   0.95% to 1.15%     663,438   10.91 to 12.25        7,244,061      1.09%        9.64% to  22.54% (b)

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ...........   0.95% to 2.05%     515,037    5.71 to  6.85        3,389,175      0.22%      -17.20% to -16.04%
           2001 ...........   0.95% to 1.85%     688,788    6.90 to  8.16        5,327,512      0.47%       -7.52% to  -6.09%
           2000 ...........   0.95% to 1.40%      12,616    7.47 to  8.69          104,867      0.00%      -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ...........   0.95% to 2.25%   1,318,331    7.45 to  7.52        9,892,328      0.36%      -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ...........   0.95% to 2.20%  13,477,703    8.90 to 10.49      137,551,122      8.60%        0.65% to   2.24%
           2001 ...........   0.95% to 2.20%   9,462,395    8.82 to 10.26       95,231,351     10.09%        1.53% to   3.22%
           2000 ...........   0.95% to 1.80%   5,607,801    8.71 to  9.94       55,267,328     10.25%       -9.92% to  -8.24% (b)
           1999 ...........   0.95% to 1.65%   4,575,210   10.48 to 10.94       49,937,862      9.38%        1.49% to   2.21%
           1998 ...........   0.95% to 1.25%   2,804,269   10.34 to 10.70       29,999,539      7.60%        3.39% to   5.59% (a)(b)

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ...........   0.95% to 2.00%     268,594    8.71 to  8.84        2,369,793      0.15%      -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ...........   0.95% to 2.60%     966,515    8.33 to  8.47        8,156,119      0.00%      -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ...........   0.95% to 2.20%   1,513,650    1.88 to  2.35        3,100,271      0.66%      -44.20% to -43.33%
           2001 ...........   0.95% to 2.20%   2,521,408    3.35 to  4.19        9,096,947      0.00%      -44.30% to -43.27%
           2000 ...........   0.95% to 1.70%     873,079    5.99 to  7.45        5,540,292      0.00%      -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ...........   0.95% to 2.20%     511,430    7.07 to  7.14        3,648,433      0.40%      -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ...........   0.95% to 2.05%      97,862    7.84 to  7.96          775,686      1.27%      -21.58% to -20.43% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2002 ...........   0.95% to 2.25%  77,981,271   11.77 to 13.78    1,011,348,469      4.58%        8.08% to   9.93%
           2001 ...........   0.95% to 2.25%  51,441,846   10.89 to 12.53      614,717,734      5.32%        4.45% to   6.23%
           2000 ...........   0.95% to 1.80%  30,078,962   10.46 to 11.80      345,720,403      5.66%       10.52% to  11.49% (b)
           1999 ...........   0.95% to 1.75%  23,054,707    9.45 to 10.58      241,727,766      5.89%       -3.96% to  -2.68% (b)
           1998 ...........   0.95% to 1.30%  12,410,861    9.85 to 10.94      135,739,659      5.86%       -1.48% to   7.87% (a)(b)

     Gartmore GVIT Government Bond Fund - Class II
           2002 ...........   1.50% to 2.60%     945,128   10.66 to 10.74       10,126,255      2.83%        6.58% to   7.38% (a)(b)

     Gartmore GVIT Growth Fund - Class I
           2002 ...........   0.95% to 2.05%  16,188,470    3.42 to  5.05       79,642,219      0.00%      -30.60% to -29.40%
           2001 ...........   0.95% to 1.90%  19,812,385    4.93 to  7.15      138,671,512      0.00%      -30.07% to -28.82%
           2000 ...........   0.95% to 1.90%  23,423,007    7.00 to 10.05      232,073,777      0.19%      -27.85% to -25.96% (b)
           1999 ...........   0.95% to 1.80%  24,935,324    9.70 to 13.81      341,934,234      0.70%       -2.99% to   3.29% (a)
           1998 ...........   0.95% to 1.35%  14,630,148   12.39 to 13.37      195,527,482      0.76%       23.91% to  28.73% (a)

     Gartmore GVIT ID Aggressive Fund
           2002 ...........   0.95% to 2.60%   1,544,512    8.10 to  8.26       12,699,362      1.09%      -19.92% to -17.42% (a)(b)

     Gartmore GVIT ID Conservative Fund
           2002 ...........   0.95% to 2.60%   6,278,984    9.80 to  9.96       62,335,100      2.54%       -1.97% to  -0.39% (a)(b)

     Gartmore GVIT ID Moderate Fund
           2002 ...........   0.95% to 2.60%  13,348,727    8.91 to  9.06      120,505,145      1.68%      -11.18% to  -9.41% (a)(b)

                                 Contract                                                     Investment
                                 Expense                         Unit           Contract       Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity    Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ...........   0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920      1.32%      -16.08% to -13.89% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ...........   0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135      2.11%       -5.96% to  -4.43% (a)(b)

     Gartmore GVIT International Growth Fund - Class I
           2002 ...........   0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351      0.00%      -25.80% to -24.83%
           2001 ...........   0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220      0.25%      -30.28% to -29.33%
           2000 ...........   0.95% to 1.45%       43,902    8.58 to  9.23         403,432      0.00%       -7.93% to  -7.71% (a)(b)

     Gartmore GVIT International Growth Fund - Class III
           2002 ...........   0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407      0.00%      -22.76% to -22.14% (a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ...........   0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438      2.20%      -14.67% to -13.15%
           2001 ...........   0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293      2.33%       -5.92% to  -4.59%
           2000 ...........   0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157      2.82%       -2.31% to  -1.29% (a)
           1999 ...........   0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923      3.74%       -5.19% to  -0.09% (a)
           1998 ...........   0.95% to 1.30%    3,613,586   10.68 to 10.84      39,173,072      3.41%        6.76% to   7.73% (a)(b)

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ...........   0.95% to 2.60%   13,884,968   10.89 to 11.96     163,062,295      5.45%        4.42% to   6.19%
           2001 ...........   0.95% to 2.20%   11,028,888   10.39 to 11.29     122,424,789      5.69%        1.81% to   3.19%
           2000 ...........   0.95% to 1.80%    8,741,582   10.27 to 10.97      94,348,851      6.46%        3.82% to   4.96% (b)
           1999 ...........   0.95% to 1.65%    5,745,756   10.22 to 10.51      59,321,062      6.46%       -0.12% to   0.59%
           1998 ...........   0.95% to 1.30%    3,410,265   10.24 to 10.48      34,953,837      6.42%        1.52% to   4.75% (b)

     Gartmore GVIT Money Market Fund - Class I
           2002 ...........   0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990      1.18%       -1.31% to   0.25%
           2001 ...........   0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895      3.10%        1.13% to   2.61%
           2000 ...........   0.95% to 1.90%   72,240,743   10.61 to 12.52     808,084,077      5.12%        3.68% to   5.02%
           1999 ...........   0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605      4.64%        2.06% to   3.85% (a)(b)
           1998 ...........   0.95% to 1.35%   18,220,141   10.09 to 10.50     191,311,361      5.42%        0.89% to   4.27% (a)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ...........        1.25%              355        8.38                2,975      0.54%      -16.18%            (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ...........   0.95% to 2.20%      675,300    9.03 to  9.16       6,165,014      1.34%       -9.72% to  -8.43% (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ...........   0.95% to 1.80%    1,421,331    6.29 to  9.39      10,832,478      0.03%      -26.99% to -26.07%
           2001 ...........   0.95% to 1.80%    1,814,381    8.58 to 12.72      18,783,461      0.48%       -5.30% to  -4.18%
           2000 ...........   0.95% to 1.80%    2,045,136    9.03 to 13.29      22,067,980      1.00%        5.68% to   7.80% (b)
           1999 ...........   0.95% to 1.80%    1,453,492    8.54 to 12.49      14,280,867      0.82%      -14.58% to  -3.99% (a)
           1998 ...........   0.95% to 1.30%    1,348,528   10.08 to 13.03      13,606,736      0.91%       -0.66% to  30.29% (b)

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%    7,239,678    4.39 to  9.87      70,683,692      0.00%      -35.14% to -33.92%
           2001 ...........   0.95% to 2.20%    7,019,483   14.37 to 14.94     104,113,801      0.00%      -13.15% to -11.69%
           2000 ...........   0.95% to 2.00%    4,035,275   16.55 to 16.92      68,033,571      0.00%      -22.63% to -16.96% (a)
           1999 ...........   0.95% to 1.70%      599,267   20.27 to 20.37      12,202,524      0.00%      102.71% to 103.72% (a)(b)
        Initial Funding Deposit
           2000 ...........        0.00%          100,000       17.19            1,718,630      0.00%      -16.17%
           1999 ...........        0.00%          100,000       20.50            2,050,126      0.00%      103.72%            (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ...........   1.50% to 2.60%       62,244    7.13 to  7.18         446,027      0.00%      -28.70% to -28.16% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
           2002 ...........   0.95% to 2.40%   20,923,018    9.81 to 16.47     287,510,313      0.01%      -29.29% to -27.86%
           2001 ...........   0.95% to 2.25%   20,396,752   13.77 to 22.87     383,267,849      0.04%       24.96% to  27.05%
           2000 ...........   0.95% to 1.90%    9,836,911   12.77 to 18.03     139,794,131      0.00%        9.21% to  10.86%
           1999 ...........   0.95% to 1.70%    5,606,042   11.70 to 16.39      68,966,902      0.00%       16.97% to  26.62% (a)
           1998 ...........   0.95% to 1.25%    3,150,457    9.42 to 12.96      29,728,543      0.00%       -4.08% to  29.64% (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                         Unit          Contract         Income         Total
                                  Rate*         Units         Fair Value     Owners'Equity      Ratio**       Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ...........   1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%      -29.47% to -28.93% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
           2002 ...........   0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%      -19.60% to -18.11%
           2001 ...........   0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%       -9.27% to  -7.60%
           2000 ...........   0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%        0.42% to   7.87% (a)
           1999 ...........   0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%       41.15% to  42.65% (a)
           1998 ...........   0.95% to 1.30%   4,472,890     9.61 to 12.12     43,011,423       0.00%       -0.05% to  21.23% (b)

     Gartmore GVIT Small Company Fund - Class II
           2002 ...........   1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%      -22.38% to -21.79% (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%   8,014,482     3.21 to  8.32     62,837,582       0.00%      -38.83% to -37.61%
           2001 ...........   0.95% to 2.05%   9,802,628     8.27 to 13.35    123,698,577       0.00%      -32.22% to -30.98%
           2000 ...........   0.95% to 2.00%   9,594,512    12.15 to 19.37    175,055,203       0.00%      -23.46% to -16.18% (a)
           1999 ...........   0.95% to 1.70%   4,077,933    14.66 to 23.15     87,324,703       0.00%       46.58% to  83.00% (a)
           1998 ...........   0.95% to 1.30%     754,465    11.57 to 12.67      8,737,476       0.00%       13.39% to  26.69% (b)

     Gartmore GVIT Total Return Fund - Class I
           2002 ...........   0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%      -19.47% to -18.14%
           2001 ...........   0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%      -14.10% to -12.66%
           2000 ...........   0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%       -3.87% to  -0.48% (b)
           1999 ...........   0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%       -1.55% to   5.93% (a)
           1998 ...........   0.95% to 1.35%  23,870,942    11.96 to 11.99    285,881,294       1.17%       16.84% to  19.93% (b)

     Gartmore GVIT Total Return Fund - Class II
           2002 ...........   1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%      -19.88% to -19.27% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ...........   0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%      -44.37% to -43.40%
           2001 ...........   0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%      -40.83% to -39.61%
           2000 ...........   0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%      -36.87% to -36.70% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ...........   0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%      -25.70% to -24.94% (a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ...........   0.95% to 2.60%     525,137     7.40 to  7.51      3,932,114       0.00%      -26.04% to -24.87% (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ...........   0.95% to 2.20%   3,092,482     5.54 to  7.63     22,647,345       1.21%      -27.44% to -26.10%
           2001 ...........   0.95% to 2.20%   3,514,002     7.59 to 10.34     35,384,282       1.76%      -20.84% to -19.59%
           2000 ...........   0.95% to 1.90%   3,553,915     9.62 to 12.87     44,601,063       0.91%      -13.89% to -11.79% (b)
           1999 ...........   0.95% to 1.55%   2,562,069    14.25 to 14.85     37,100,378       0.33%       21.02% to  21.76%
           1998 ...........   0.95% to 1.25%   1,260,860    11.75 to 12.21     15,026,672       1.83%       17.45% to  22.12% (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%  38,006,657     5.06 to  8.02    228,220,423       0.30%      -18.27% to -16.73%
           2001 ...........   0.95% to 2.20%  45,531,568     6.17 to  9.68    331,633,875       0.87%      -23.91% to -22.58%
           2000 ...........   0.95% to 2.00%  40,005,824     8.10 to 12.59    378,790,232       1.40%      -19.43% to -18.36% (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ...........   0.95% to 2.25%   1,620,570     7.03 to  7.11     11,490,667       0.00%      -29.66% to -28.90% (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ...........   0.95% to 2.20%  24,072,809     2.25 to  2.37     56,417,204       0.00%      -42.53% to -41.49%
           2001 ...........   0.95% to 2.20%  37,284,126     3.91 to  4.05    149,944,155       0.59%      -39.16% to -37.92%
           2000 ...........   0.95% to 2.00%  34,729,247     6.43 to  6.52    226,058,716       1.21%      -35.68% to -34.75% (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ...........   0.95% to 2.20%   3,951,071     7.67 to  7.76     30,585,952       0.39%      -23.27% to -22.41% (a)(b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Janus AS - International Growth Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%   22,978,097    4.40 to  7.95    123,326,217        0.59%     -27.71% to -26.46%
           2001 ...........   0.95% to 2.25%   33,201,893    6.06 to 10.88    243,618,255        0.69%     -25.52% to -24.16%
           2000 ...........   0.95% to 2.00%   29,890,055    8.13 to 14.44    290,088,960        7.16%     -19.01% to -17.99% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ...........   1.50% to 2.60%      187,101    7.04 to  7.10      1,324,318        0.00%     -29.57% to -29.04% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
           2002 ...........   1.50% to 2.50%       55,031    7.42 to  7.47        409,770        0.00%     -25.83% to -25.32% (a)(b)

     MFS(R) VIT - Value Series - Service Class
           2002 ...........   1.50% to 2.60%      126,768    8.25 to  8.32      1,052,083        0.00%     -17.45% to -16.83% (a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       33,884    9.75 to  9.82        331,753        0.00%      -2.53% to  -1.80% (a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       10,974   10.80 to 10.88        118,987        0.00%       7.98% to   8.80% (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ...........   0.95% to 2.25%    8,581,564    6.81 to 11.10     89,348,086        0.74%     -28.20% to -27.15%
           2001 ...........   0.95% to 2.25%    8,329,535    9.47 to 15.24    120,350,763        0.40%      -3.80% to  -2.45%
           2000 ...........   0.95% to 1.80%    5,437,338    9.89 to 15.62     82,601,518        0.48%      -0.68% to   1.70% (b)
           1999 ...........   0.95% to 1.70%    4,217,877    9.97 to 15.60     64,797,337        0.28%      -0.31% to  13.84% (a)
           1998 ...........   0.95% to 1.20%    2,362,938   12.31 to 13.70     32,358,201        0.01%      23.08% to  30.42% (a)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ...........   0.95% to 2.25%   13,997,826    4.21 to 11.78    147,934,257        0.00%     -31.31% to -30.01%
           2001 ...........   0.95% to 2.25%   16,244,793    6.09 to 16.84    248,709,387        0.00%     -26.64% to -25.37%
           2000 ...........   0.95% to 2.00%   13,579,156   13.50 to 22.56    285,075,146        0.00%     -17.27% to  -8.34% (a)
           1999 ...........   0.95% to 1.70%    4,329,553   15.26 to 24.61    104,083,996        0.00%      51.35% to  52.64% (b)
           1998 ...........   0.95% to 1.20%    1,757,463   13.70 to 16.14     28,359,138        0.02%      37.03% to  40.78% (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ...........   0.95% to 2.20%    9,838,338    6.58 to  9.04     81,171,261        0.59%     -25.98% to -24.86%
           2001 ...........   0.95% to 2.20%   10,900,243    8.87 to 12.05    119,317,746        0.37%      -5.14% to  -3.76%
           2000 ...........   0.95% to 1.90%   10,654,857    9.41 to 12.54    120,163,492        0.74%      -1.00% to   1.08% (b)
           1999 ...........   0.95% to 1.70%   11,409,549    9.50 to 12.59    127,598,105        1.12%      -4.95% to   6.35% (a)
           1998 ...........   0.95% to 1.30%   10,417,953   10.45 to 11.86    108,935,534        0.18%       3.11% to  18.58% (b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   18,771,046    6.60 to 10.21    168,831,018        0.68%     -29.85% to -28.48%
           2001 ...........   0.95% to 2.20%   22,119,714    9.35 to 14.29    277,146,600        0.94%     -33.27% to -31.93%
           2000 ...........   0.95% to 1.95%   22,357,402   14.00 to 21.03    407,410,310        0.00%     -23.80% to -12.08% (a)
           1999 ...........   0.95% to 1.75%    7,360,964   16.07 to 23.95    147,333,356        0.00%      60.65% to  81.86% (a)
           1998 ...........   0.95% to 1.30%    2,580,872   10.60 to 13.19     27,386,709        0.07%      11.18% to  31.92% (b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   34,239,324    5.94 to 11.45    366,481,742        0.60%     -28.93% to -27.55%
           2001 ...........   0.95% to 2.25%   33,328,767    8.31 to 15.83    493,623,497        0.59%     -15.02% to -13.41%
           2000 ...........   0.95% to 1.95%   25,624,577   12.49 to 18.31    437,642,495        0.10%      -2.74% to  -1.17% (a)
           1999 ...........   0.95% to 1.80%   10,136,550   12.75 to 18.56    172,841,600        0.18%      27.51% to  40.31% (a)
           1998 ...........   0.95% to 1.30%    3,425,711   12.06 to 13.24     41,340,619        0.18%      22.70% to  32.45% (b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      357,291    7.79 to  7.85      2,797,449        0.00%     -22.12% to -21.53% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........   0.95% to 2.40%   26,384,682    6.19 to 10.02    185,709,706        0.48%     -24.41% to -22.88%
           2001 ...........   0.95% to 2.25%   15,482,090    8.13 to 13.06    144,367,444        0.48%     -14.49% to -12.88%
           2000 ...........   0.95% to 1.80%    4,293,663    9.48 to 15.07     46,647,108        0.00%      -5.30% to  -4.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      458,129    7.64 to  7.69      3,515,564        0.00%     -23.65% to -23.07% (a)(b)

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract        Income           Total
                                 *Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002............   0.95% to 2.25%  35,365,474     6.25 to  9.56    311,700,007        0.76%     -21.00% to -19.57%
           2001............   0.95% to 2.25%  35,201,321     7.87 to 11.91    385,779,153        0.52%     -12.45% to -11.02%
           2000............   0.95% to 2.00%  27,040,315     9.64 to 13.40    330,463,265        0.28%     -10.51% to  -9.61% (a)(b)
           1999............   0.95% to 1.80%  10,862,731    10.78 to 14.85    141,609,841        0.27%       7.77% to  20.55% (a)
           1998............   0.95% to 1.30%   4,853,931    10.63 to 12.34     51,643,553        0.06%       3.60% to  23.41% (b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002............   1.50% to 2.60%     337,974     7.98 to  8.04      2,713,291        0.00%     -20.16% to -19.56% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002............   1.50% to 2.60%      88,463    10.20 to 10.27        906,399        0.00%       1.97% to   2.73% (a)(b)

     Strong Opportunity Fund II, Inc.
           2002............   0.95% to 2.25%  21,318,993     6.56 to  8.50    151,933,095        0.45%     -28.86% to -27.51%
           2001............   0.95% to 2.25%  16,359,581     9.16 to 11.78    163,544,166        0.67%     -6.18%  to  -4.62%
           2000............   0.95% to 1.75%   3,695,486     9.74 to 12.38     39,322,799        0.00%     -2.63%  to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002............   0.95% to 2.20%   4,715,758     6.11 to 13.42     38,558,378        0.22%      -5.21% to  -3.82%
           2001............   0.95% to 2.20%   5,140,281     6.36 to 13.97     43,776,940        0.00%      -4.43% to  -2.75%
           2000............   0.95% to 1.95%   3,907,642     6.55 to 14.39     32,283,680        0.00%     -43.76% to -42.42% (a)
           1999............   0.95% to 1.70%   2,765,675    11.38 to 25.03     34,675,770        0.00%      55.97% to  98.38%
           1998............   0.95% to 1.20%     822,344     5.74 to 12.63      4,734,741        0.38%     -34.82% to  26.34% (b)

     Van Eck WIT - Worldwide Hard Assets Fund
           2002............   0.95% to 2.20%   2,012,923     6.90 to 11.83     17,167,415        0.68%      -5.33% to  -3.76%
           2001............   0.95% to 1.90%   1,232,877     7.17 to 12.32     11,026,142        0.98%     -12.52% to -11.30%
           2000............   0.95% to 1.85%   1,025,479     8.09 to 13.92      9,748,397        0.88%       7.96% to  10.35% (a)
           1999............   0.95% to 1.70%     823,965     7.34 to 12.65      6,781,017        0.74%      -0.13% to  19.85% (a)
           1998............   0.95% to 1.10%     333,288     6.13 to  9.92      2,047,556        0.22%     -31.69% to  -0.81% (b)

     Van Kampen LIT - Comstock Portfolio - Class II
           2002............   1.50% to 2.60%     573,556     7.99 to  8.05      4,601,870        0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002............   1.50% to 2.60%     124,303     7.21 to  7.26        900,847        0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002............   0.95% to 2.25%   2,957,540    12.27 to 18.89     45,084,271        9.57%       6.64% to   8.18%
           2001............   0.95% to 2.20%   1,489,717    11.36 to 17.49     20,064,521        9.54%       7.59% to   9.05%
           2000............   0.95% to 1.80%   1,404,273    10.42 to 16.06     17,291,284       14.68%       9.39% to  10.33%
           1999............   0.95% to 1.65%     665,923     9.46 to 14.58      6,712,494       15.87%      27.24% to  28.15%
           1998............   0.95% to 1.25%     439,303     7.39 to 11.40      3,251,340       22.48%     -29.13% to  14.00% (b)

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002............   0.95% to 2.20%   2,485,863     3.98 to  5.95     11,023,512        0.00%     -32.82% to -31.81%
           2001............   0.95% to 2.20%   2,212,771     5.92 to  8.78     15,015,187        0.00%     -31.07% to -29.99%
           2000............   0.95% to 1.80%     829,289     8.59 to 12.63      7,776,467        0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2002............   0.95% to 2.60%  12,444,223    11.69 to 13.80    156,001,009        3.80%      -3.58% to  -1.73%
           2001............   0.95% to 2.25%   7,976,411    11.90 to 14.08    101,307,071        4.43%       6.99% to   8.79%
           2000............   0.95% to 1.85%   5,684,629    10.95 to 12.97     65,598,414       30.00%       3.80% to  23.30% (a)(b)
           1999............   0.95% to 1.75%   2,410,127     8.64 to 10.25     21,151,808        6.01%      -9.90% to  -4.29% (a)
           1998............   0.95% to 1.20%   1,990,026     9.04 to 10.74     18,011,189        0.11%     -12.55% to   7.41% (b)

     Victory VIF - Diversified Stock Fund Class A Shares
           2002............   0.95% to 1.70%   1,999,385     7.12 to  7.47     14,643,829        0.57%     -25.15% to -24.17%
           2001............   0.95% to 1.85%   1,904,812     9.47 to  9.85     18,485,547        0.45%      -2.00% to  -0.64%
           2000............   0.95% to 1.70%   1,212,730     9.69 to  9.91     11,900,334        0.88%      -2.76% to  -0.86% (b)
           1999............   1.20% to 1.65%     300,753    10.04 to 10.06      3,025,490        0.69%       0.37% to   0.60% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income           Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000          7.68            768,437        0.57%          -23.00%
           2001 ...........       0.00%          100,000         10.04          1,003,746        0.45%            0.32%
           2000 ...........       0.00%          100,000         10.01          1,000,543        0.88%           -1.14%
           1999 ...........       0.00%          100,000         10.12          1,012,089        0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A   Shares
           2002 ...........   1.20% to 1.65%      76,741    12.17 to 12.36        948,193        3.93%       7.40% to   7.89%
           2001 ...........   1.20% to 1.65%      99,584    11.33 to 11.46      1,140,757        4.71%       4.72% to   5.20%
           2000 ...........   1.20% to 1.65%     105,233    10.82 to 10.89      1,146,117        6.15%       9.20% to   9.70%
           1999 ...........   1.20% to 1.65%      73,535     9.91 to  9.93        730,246        3.59%      -0.91% to  -0.69%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         12.94          1,293,627        3.98%            9.00%
           2001 ...........       0.00%          100,000         11.85          1,184,653        4.71%            6.49%
           2000 ...........       0.00%          100,000         11.12          1,112,472        6.15%           11.02%
           1999 ...........       0.00%          100,000         10.02          1,002,086        3.59%           -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ...........   0.95% to 1.65%     146,933     9.79 to 10.27      1,487,367        0.26%      -7.10% to  -6.05%
           2001 ...........   0.95% to 1.70%     141,148    10.45 to 10.96      1,534,718        0.26%      -8.22% to  -7.11%
           2000 ...........   0.95% to 1.70%      95,770    11.28 to 11.83      1,128,678        0.55%      11.96% to  19.53%
           1999 ...........   1.20% to 1.65%      37,943     9.87 to  9.90        375,489        0.95%      -1.26% to  -1.03%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         10.71          1,071,462        0.26%           -5.00%
           2001 ...........       0.00%          100,000         11.30          1,129,641        0.26%           -6.21%
           2000 ...........       0.00%          100,000         12.04          1,204,437        0.55%           20.97%
           1999 ...........       0.00%          100,000          9.96            995,651        0.95%           -0.43%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ...........   0.95% to 2.25%   8,461,395     9.00 to  9.47     79,519,856        2.02%       0.75% to   2.30%
           2001 ...........   0.95% to 2.10%   4,760,507     8.93 to  9.26     43,898,837        4.60%     -12.00% to -10.33%(b)
           2000 ...........   0.95% to 1.40%       1,854    10.38 to 10.38         19,241        0.00%       3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
           2002 ...........   0.95% to 2.25%   6,794,609     8.29 to  8.65     58,373,099        2.08%     -10.59% to  -9.28%
           2001 ...........   0.95% to 2.10%   4,847,216     9.28 to  9.54     46,069,854        4.84%      -8.17% to  -6.84%
           2000 ...........       0.95%              476             10.24          4,873        0.00%            2.37%      (a)(b)

     W & R Target Funds - Bond Portfolio
           2002 ...........   0.95% to 2.25%   8,643,298    11.06 to 11.75    100,850,579        5.30%        6.34% to  7.94%
           2001 ...........   0.95% to 2.10%   5,069,211    10.40 to 10.89     54,987,972        9.19%        3.96% to  6.45%(a)
           2000 ...........       0.95%            1,184         10.23             12,107        0.00%            2.25%      (a)(b)

     W & R Target Funds - Core Equity Portfolio
           2002 ...........   0.95% to 2.25%  28,039,884     6.48 to  6.69    185,915,974        0.59%     -23.62% to -22.38%
           2001 ...........   0.95% to 2.10%  21,221,006     8.48 to  8.61    182,011,050        0.45%     -16.96% to -14.59%(b)
           2000 ...........   0.95% to 1.40%       1,978    10.21 to 10.22         20,210        0.00%       2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
           2002 ...........   0.95% to 2.25%  27,861,661     6.49 to  6.71    185,008,498        0.01%     -23.28% to -22.05%
           2001 ...........   0.95% to 2.10%  20,170,887     8.45 to  8.71    172,511,745        1.74%     -16.41% to -12.95%(b)
           2000 ...........   0.95% to 1.40%       1,408    10.12 to 10.12         14,250        0.00%       1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
           2002 ...........   0.95% to 2.25%   4,689,184    10.21 to 10.57     49,233,726        9.88%      -4.28% to  -2.95%
           2001 ...........   0.95% to 2.10%   2,785,585    10.68 to 10.90     30,247,046       18.27%       6.74% to   8.14%

     W & R Target Funds - International Portfolio
           2002 ...........   0.95% to 2.25%   5,665,413     6.10 to  6.34     35,568,274        0.51%     -20.07% to -18.93%
           2001 ...........   0.95% to 1.95%   3,898,537     7.70 to  7.82     30,328,901        8.48%     -24.04% to -22.98%
           2000 ...........       0.95%              258         10.15              2,618        0.00%            1.47%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract          Income          Total
                                  Rate*          Units       Fair Value     Owners' Equity      Ratio**        Return***
                              -------------   ----------   --------------   ---------------   ----------   -----------------
     W & R Target Funds - Limited-Term Bond Portfolio
           2002............   0.95% to 2.25%   1,955,961   10.95 to 11.46        22,241,784      3.73%       3.03% to   4.43%
           2001............   0.95% to 1.85%     484,968   10.82 to 10.97         5,299,679      7.25%       6.78% to   8.17%

     W & R Target Funds - Money Market Portfolio
           2002............   0.95% to 2.10%   3,366,596   10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
           2001............   0.95% to 1.85%   3,142,411   10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
           2002............   0.95% to 2.25%   8,398,696    6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
           2001............   0.95% to 2.10%   5,720,321    8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
           2000............   0.95% to 1.40%         607    9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
           2002............   0.95% to 2.25%  11,801,501    7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
           2001............   0.95% to 2.10%   7,778,767    9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
           2000............       0.95%              265       10.08                  2,671      0.00%            0.79%       (a)(b)

     W & R Target Funds - Value Portfolio
           2002............   0.95% to 2.25%   6,694,479    8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
           2001............   0.95% to 2.10%   3,616,179   10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                            ---------------

     2002 Reserves for annuity contracts in payout phase: ...............         23,780,019
                                                                             ---------------
     2002 Contract owners' equity .......................................    $11,867,051,526
                                                                             ===============

     2001 Reserves for annuity contracts in payout phase: ...............         16,381,840
                                                                             ---------------
     2001 Contract owners' equity .......................................    $12,948,274,792
                                                                             ===============

     2000 Reserves for annuity contracts in payout phase: ...............          6,547,280
                                                                             ---------------
     2000 Contract owners' equity .......................................    $10,938,492,289
                                                                             ===============

     1999 Reserves for annuity contracts in payout phase: ...............             17,086
                                                                             ---------------
     1999 Contract owners' equity .......................................    $ 6,530,166,060
                                                                             ===============

     1998 Contract owners' equity .......................................    $ 2,588,796,935
                                                                             ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION

      Item 24.        FINANCIAL STATEMENTS AND EXHIBITSx

                      (a)  Financial Statements:


                           Nationwide Variable Account-9:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year ended
                               December 31, 2002.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:



                               Independent Auditors' Report.
                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.

                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001, and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.


                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

                         (2)   Not Applicable
                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

                               Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-56073) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

                         (7)   Not applicable.

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable


                         (13) Performance Advertising Calculation Schedule - Attached hereto.

Item 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director

               The business address of the Directors and Officers of the Depositor is:

               One Nationwide Plaza
               Columbus, Ohio 43215

 Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed '

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.       NUMBER OF CONTRACT OWNERS


               The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 23,679 and 1,561, respectively.


Item 28.       INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29.      PRINCIPAL UNDERWRITER

          (a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

          (a)(2) Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Life Insurance Company ("SBL"), serves as distributor for contracts issued by the Depositer through its Nationwide Multi-Flex Variable Account and Nationwide Variable Account - 9 and made available to educators and their families who are members of the National Education Association ("NEA"). In addition, SDI acts as distributor of the Contract issued under SBL Variable Annuity Account XIV (SecureDesigns, NEA Valuebuilder, Advance Designs and AdvisorDesigns). SDI also acts as distributor for SBL Variable Annuity Accounts I, III and IV, Variflex, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Extra Credit), Variable Annuity Account XI, and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser:
               Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, SBL Fund, and Security Ultra Fund.

         (b)(1)   NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND
                  OFFICERS

                  Joseph J. Gasper, Director and Chairman of the Board
                  Richard A. Karas, Director and Vice Chairman
                  Duane C. Meek, President
                  William G. Goslee, Senior Vice President
                  Mark R. Thresher, Director, Senior Vice President and
                     Treasurer
                  Kevin S. Crossett, Vice President
                  Trey Rouse, Vice President
                  Peter R. Salvator, Vice President
                  Barbara J. Shane, Vice President-Compliance Officer
                  Karen R. Tackett, Vice President
                  Alan A. Todryk, Vice President-Taxation
                  Carol L. Dove, Associate Vice President-Treasury Services and
                     Assistant Treasurer
                  Glenn W. Soden, Associate Vice President and Secretary
                  Thomas E. Barnes, Associate Vice President and Assistant
                     Secretary
                  John F. Delaloye, Assistant Secretary
                  Dina A. Tantra, Assistant Secretary
                  Mark D. Maxwell, Assistant Secretary
                  E. Gary Berndt, Assistant Treasurer
                  Terry C. Smetzer, Assistant Treasurer

                  The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                  One Nationwide Plaza
                  Columbus, Ohio 43215

         (b)(2)   SDI DIRECTORS AND OFFICERS

                  Gregory J. Garvin, President and Director
                  Frank Memmo, Director
                  James R. Schmank, Director
                  Richard Wells, Director
                  Tammy Brownfield, Treasurer
                  Amy J. Lee, Secretary
                  Brenda M. Harwood, Vice President and Director


                  The business address of the Directors and Officers of SDI is:
                  One Security Benefit Place
                  Topeka, Kansas 66636-0001




(c)(1)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


(c)(2)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports for Nationwide Variable Account-9 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-56073). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.



KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No. 11 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State if Ohio, on this 25th day of April, 2003.

                                NATIONWIDE VARIABLE ACCOUNT-9
                 ---------------------------------------------------------------
                                      (Registrant)

                               NATIONWIDE LIFE INSURANCE COMPANY
               -----------------------------------------------------------------
                                      Depositor)

                                 By/s/STEVEN SAVINI, ESQ.
                 ---------------------------------------------------------------
                                  Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.




W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
